UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

June 30, 2017

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■ Voya Global Bond Portfolio

■ VY® American Century Small-Mid Cap Value Portfolio

■ VY® Baron Growth Portfolio

■ VY® Columbia Contrarian Core Portfolio

■ VY® Columbia Small Cap Value II Portfolio

■ VY® Invesco Comstock Portfolio

■ VY® Invesco Equity and Income Portfolio

■ VY® JPMorgan Mid Cap Value Portfolio

■ VY® Oppenheimer Global Portfolio

■ VY® Pioneer High Yield Portfolio

■ VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

■ VY® T. Rowe Price Growth Equity Portfolio

■ VY® Templeton Foreign Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

President's Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	7
Statements of Operations	15
Statements of Changes in Net Assets	19
Financial Highlights	26
Notes to Financial Statements	33
Summary Portfolios of Investments ("Portfolio of Investments")	56
Advisory and Sub-Advisory Contract Approval Discussion	132

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios' website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios' website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Guiding through the Headlines

Dear Shareholder,

So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors' minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.

In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board ("Fed") tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.

Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a "goldilocks" environment, at least for the near term.

Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn't mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.

We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the "Index") measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)

Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.

Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee ("FOMC") raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.

The term "reflation trade", meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit's lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.

Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate's somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.

However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.

In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region's composite purchasing managers' index reached and held at a six-year high. Gross domestic product ("GDP") grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.

China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.

In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.

To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.

In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index ("Barclays Aggregate") rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.

In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.

In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTION

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
Voya Global Bond Portfolio	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Class ADV	$1,000.00	$1,054.70	1.10%	$5.60	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,057.50	0.60	3.06	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,055.30	0.85	4.33	1,000.00	1,020.58	0.85	4.26
VY® American Century Small-Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,036.60	1.36%	$6.87	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,038.50	0.86	4.35	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,037.40	1.11	5.61	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,035.80	1.26	6.36	1,000.00	1,018.55	1.26	6.31

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® Baron Growth Portfolio	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Class ADV	$1,000.00	$1,176.10	1.49%	$8.04	$1,000.00	$1,017.41	1.49%	$7.45
Class I	1,000.00	1,179.00	0.99	5.35	1,000.00	1,019.89	0.99	4.96
Class R6	1,000.00	1,179.00	0.99	5.35	1,000.00	1,019.89	0.99	4.96
Class S	1,000.00	1,177.40	1.24	6.69	1,000.00	1,018.65	1.24	6.21
Class S2	1,000.00	1,176.60	1.39	7.50	1,000.00	1,017.90	1.39	6.95
VY® Columbia Contrarian Core Portfolio
Class ADV	$1,000.00	$1,107.50	1.21%	$6.32	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,110.10	0.71	3.71	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,108.40	0.96	5.02	1,000.00	1,020.03	0.96	4.81
VY® Columbia Small Cap Value II Portfolio
Class ADV	$1,000.00	$1,011.90	1.36%	$6.78	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,014.70	0.86	4.30	1,000.00	1,020.53	0.86	4.31
Class R6	1,000.00	1,014.70	0.86	4.30	1,000.00	1,020.53	0.86	4.31
Class S	1,000.00	1,013.70	1.11	5.54	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	1,013.00	1.26	6.29	1,000.00	1,018.55	1.26	6.31
VY® Invesco Comstock Portfolio
Class ADV	$1,000.00	$1,031.70	1.23%	$6.20	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,034.90	0.73	3.68	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,033.80	0.98	4.94	1,000.00	1,019.93	0.98	4.91
VY® Invesco Equity and Income Portfolio
Class ADV	$1,000.00	$1,039.90	1.14%	$5.77	$1,000.00	$1,019.14	1.14%	$5.71
Class I	1,000.00	1,042.60	0.64	3.24	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,041.10	0.89	4.50	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,040.60	1.02	5.16	1,000.00	1,019.74	1.02	5.11
VY® JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$1,061.60	1.37%	$7.00	$1,000.00	$1,018.00	1.37%	$6.85
Class I	1,000.00	1,064.80	0.87	4.45	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	1,063.30	1.12	5.73	1,000.00	1,019.24	1.12	5.61
Class S2	1,000.00	1,062.30	1.27	6.49	1,000.00	1,018.50	1.27	6.36
VY® Oppenheimer Global Portfolio
Class ADV	$1,000.00	$1,196.90	1.25%	$6.81	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,199.30	0.75	4.09	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,197.70	1.00	5.45	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	1,197.00	1.15	6.26	1,000.00	1,019.09	1.15	5.76

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
VY® Pioneer High Yield Portfolio	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
Class I	$1,000.00	$1,046.90	0.71%	$3.60	$1,000.00	$1,021.27	0.71%	$3.56
Class S	1,000.00	1,046.50	0.96	4.87	1,000.00	1,020.03	0.96	4.81
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV	$1,000.00	$1,124.00	1.27%	$6.69	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,127.60	0.77	4.06	1,000.00	1,020.98	0.77	3.86
Class R6	1,000.00	1,128.60	0.77	4.06	1,000.00	1,020.98	0.77	3.86
Class S	1,000.00	1,126.70	1.02	5.38	1,000.00	1,019.74	1.02	5.11
Class S2	1,000.00	1,125.80	1.17	6.17	1,000.00	1,018.99	1.17	5.86
VY® T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$1,191.80	1.23%	$6.68	$1,000.00	$1,018.70	1.23%	$6.16
Class I	1,000.00	1,194.70	0.73	3.97	1,000.00	1,021.17	0.73	3.66
Class S	1,000.00	1,193.20	0.98	5.33	1,000.00	1,019.93	0.98	4.91
Class S2	1,000.00	1,192.30	1.13	6.14	1,000.00	1,019.19	1.13	5.66
VY® Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$1,135.80	1.40%	$7.41	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,139.00	0.90	4.77	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,137.10	1.15	6.09	1,000.00	1,019.09	1.15	5.76
Class S2	1,000.00	1,137.20	1.30	6.89	1,000.00	1,018.35	1.30	6.51

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
ASSETS:
Investments in securities at fair value+*	$157,785,294	$353,700,447	$721,759,409	$312,948,118
Investments in affiliates at fair value**	52,023,900	—	—	—
Short-term investments at fair value***	21,199,919	26,810,707	39,232,528	3,951,989
Total investments at fair value	$231,009,113	$380,511,154	$760,991,937	$316,900,107
Cash	4,605	—	25	25
Cash collateral for futures	2,060,380	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,711,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	1,130,000	—	—	—
Foreign currencies at value****	175,217	—	—	—
Receivables:
Investment securities sold	1,336,335	2,843,204	569,155	11,365,531
Fund shares sold	45,442	617,542	2,575,226	1,639
Dividends	7,117	544,891	920,437	334,355
Interest	1,415,128	—	—	—
Unrealized appreciation on forward foreign currency contracts	2,348,728	11,640	—	—
Prepaid expenses	1,094	1,732	3,512	1,591
Reimbursement due from manager	12,262	37,353	—	53,920
Other assets	12,795	8,106	26,778	12,254
Total assets	241,269,216	384,575,622	765,087,070	328,669,422
LIABILITIES:
Payable for investment securities purchased	2,341,086	4,746,964	8,859	3,228,749
Payable for fund shares redeemed	90,460	56,499	451,814	272,100
Payable for foreign cash collateral for futures*****	719,134	—	—	—
Payable upon receipt of securities loaned	2,097,263	17,572,716	—	—
Unrealized depreciation on forward foreign currency contracts	1,039,922	119,695	—	—
Variation margin payable on centrally cleared swaps	16,479	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	3,073,000	—	—	—
Payable for investment management fees	112,412	322,110	600,720	242,575
Payable for distribution and shareholder service fees	18,664	65,915	143,374	71,005
Payable to directors under the deferred compensation plan (Note 6)	12,795	8,106	26,778	12,254
Payable for directors fees	1,140	1,807	3,712	1,639
Other accrued expenses and liabilities	56,283	57,569	104,585	46,271
Written options, at fair value^	5,036,709	—	—	—
Total liabilities	14,615,347	22,951,381	1,339,842	3,874,593
NET ASSETS	$226,653,869	$361,624,241	$763,747,228	$324,794,829
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$226,385,296	$286,721,132	$177,619,564	$229,145,930
Undistributed net investment income	3,276,486	5,312,861	5,190,663	4,515,209
Accumulated net realized gain (loss)	(3,887,669)	30,400,580	145,864,034	32,352,422
Net unrealized appreciation	879,756	39,189,668	435,072,967	58,781,268
NET ASSETS	$226,653,869	$361,624,241	$763,747,228	$324,794,829
+ Including securities loaned at value	$2,042,864	$17,122,250	$—	$—
* Cost of investments in securities	$156,853,406	$314,403,311	$286,686,442	$254,166,849
** Cost of investments in affiliates	$58,199,568	$—	$—	$—
*** Cost of short-term investments	$21,194,033	$26,810,707	$39,232,528	$3,951,989
**** Cost of foreign currencies	$176,998	$—	$—	$—
***** Cost of payable for foreign cash collateral for futures	$719,134	$—	$—	$—
^ Premiums received on written options	$6,530,954	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
Class ADV:
Net assets	$24,922,964	$107,213,520	$84,862,454	$27,594,792
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,329,973	8,600,200	2,907,485	1,206,237
Net asset value and redemption price per share	$10.70	$12.47	$29.19	$22.88
Class I:
Net assets	$161,510,940	$150,036,398	$156,388,608	$9,857,342
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,837,460	11,357,042	4,927,921	410,868
Net asset value and redemption price per share	$10.89	$13.21	$31.74	$23.99
Class R6:
Net assets	n/a	n/a	$1,899,358	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	59,821	n/a
Net asset value and redemption price per share	n/a	n/a	$31.75	n/a
Class S:
Net assets	$40,219,965	$100,306,503	$518,257,052	$287,342,695
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,699,357	7,700,314	16,976,093	12,222,311
Net asset value and redemption price per share	$10.87	$13.03	$30.53	$23.51
Class S2:
Net assets	n/a	$4,067,820	$2,339,756	n/a
Shares authorized	n/a	100,000,000	100,000,000	n/a
Par value	n/a	$0.001	$0.001	n/a
Shares outstanding	n/a	326,926	79,803	n/a
Net asset value and redemption price per share	n/a	$12.44	$29.32	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$209,930,524	$472,981,499	$1,596,895,386	$588,711,712
Short-term investments at fair value**	6,222,967	7,737,456	169,340,251	19,897,871
Total investments at fair value	$216,153,491	$480,718,955	$1,766,235,637	$608,609,583
Cash	25	25	—	148
Foreign currencies at value***	—	1,792	785,260	—
Receivables:
Investment securities sold	3,539,647	578,010	40,891,395	323,480
Fund shares sold	918,561	861,314	983,038	287,944
Dividends	271,737	528,182	2,013,023	842,819
Interest	—	—	2,885,289	—
Foreign tax reclaims	—	234,409	393,188	—
Unrealized appreciation on forward foreign currency contracts	—	3,631	9,159	—
Prepaid expenses	1,110	2,522	8,516	2,911
Reimbursement due from manager	—	—	24,251	—
Other assets	7,854	20,390	75,308	16,219
Total assets	220,892,425	482,949,230	1,814,304,064	610,083,104
LIABILITIES:
Payable for investment securities purchased	5,513,926	1,670,529	11,748,710	430,010
Payable for fund shares redeemed	5,209	11,533	188,493	107,356
Payable upon receipt of securities loaned	—	—	76,001,659	13,646,036
Unrealized depreciation on forward foreign currency contracts	—	1,200,277	484,938	—
Payable for investment management fees	150,790	274,709	879,663	409,390
Payable for distribution and shareholder service fees	42,725	69,265	290,386	98,381
Payable to custodian due to bank overdraft	—	—	3,244	—
Payable to directors under the deferred compensation plan (Note 6)	7,854	20,390	75,308	16,219
Payable for directors fees	1,136	2,543	8,795	3,011
Other accrued expenses and liabilities	30,082	81,717	196,031	90,972
Total liabilities	5,751,722	3,330,963	89,877,227	14,801,375
NET ASSETS	$215,140,703	$479,618,267	$1,724,426,837	$595,281,729
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$148,757,154	$464,805,955	$1,435,958,845	$368,473,221
Undistributed net investment income	847,411	5,021,640	17,409,763	2,171,125
Accumulated net realized gain (loss)	24,003,062	(79,910,324)	83,299,210	74,983,501
Net unrealized appreciation	41,533,076	89,700,996	187,759,019	149,653,882
NET ASSETS	$215,140,703	$479,618,267	$1,724,426,837	$595,281,729
+ Including securities loaned at value	$—	$—	$74,421,217	$13,329,058
* Cost of investments in securities	$168,397,448	$382,085,104	$1,408,015,979	$439,057,830
** Cost of short-term investments	$6,222,967	$7,737,456	$169,992,110	$19,897,871
*** Cost of foreign currencies	$—	$1,784	$785,260	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
Class ADV:
Net assets	$35,453,244	$33,848,736	$53,129,228	$99,813,413
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,893,676	1,892,715	1,159,591	4,868,396
Net asset value and redemption price per share	$18.72	$17.88	$45.82	$20.50
Class I:
Net assets	$44,551,788	$174,542,714	$593,470,343	$219,991,085
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,304,597	9,656,481	12,689,783	10,461,495
Net asset value and redemption price per share	$19.33	$18.08	$46.77	$21.03
Class R6:
Net assets	$2,112,889	n/a	n/a	n/a
Shares authorized	100,000,000	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	109,253	n/a	n/a	n/a
Net asset value and redemption price per share	$19.34	n/a	n/a	n/a
Class S:
Net assets	$127,919,155	$271,226,817	$642,298,279	$271,795,677
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,656,991	15,036,717	13,869,514	13,055,476
Net asset value and redemption price per share	$19.22	$18.04	$46.31	$20.82
Class S2:
Net assets	$5,103,627	n/a	$435,528,987	$3,681,554
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	273,284	n/a	9,544,947	180,012
Net asset value and redemption price per share	$18.68	n/a	$45.63	$20.45

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$1,535,110,456	$100,321,545	$953,439,358	$1,571,844,022
Short-term investments at fair value**	67,090,624	3,167,814	40,476,803	106,246,826
Total investments at fair value	$1,602,201,080	$103,489,359	$993,916,161	$1,678,090,848
Cash	25	—	2,794,727	2,432,647
Cash collateral for futures	—	147,000	—	—
Cash pledged for centrally cleared swaps (Note 2)	—	224,408	—	—
Receivables:
Investment securities sold	4,605,360	1,144,778	2,627,445	555,067
Fund shares sold	256,863	37,232	32,678	418,843
Dividends	490,828	19,065	544,091	774,069
Interest	—	1,225,990	—	—
Foreign tax reclaims	1,854,771	—	—	28,853
Unrealized appreciation on forward foreign currency contracts	16,964	—	—	—
Variation margin receivable on centrally cleared swaps	—	4,375	—	—
Prepaid expenses	6,980	503	4,383	11,227
Reimbursement due from manager	—	5,865	—	—
Other assets	63,001	4,957	31,818	49,313
Total assets	1,609,495,872	106,303,532	999,951,303	1,682,360,867
LIABILITIES:
Payable for investment securities purchased	—	1,041,381	4,200,816	1,007,925
Payable for fund shares redeemed	1,715,522	2,497	500,064	1,054,446
Payable upon receipt of securities loaned	32,788,898	—	40,125,803	33,948,637
Payable for investment management fees	911,365	60,573	583,620	942,089
Payable for distribution and shareholder service fees	86,922	755	34,707	167,817
Payable to directors under the deferred compensation plan (Note 6)	63,001	4,957	31,818	49,313
Payable for directors fees	7,421	525	4,594	8,059
Other accrued expenses and liabilities	311,511	24,749	166,907	156,865
Total liabilities	35,884,640	1,135,437	45,648,329	37,335,151
NET ASSETS	$1,573,611,232	$105,168,095	$954,302,974	$1,645,025,716
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$762,155,389	$115,726,678	$579,533,100	$871,170,194
Undistributed net investment income	25,855,993	3,291,732	6,542,822	1,196,136
Accumulated net realized gain (loss)	55,723,196	(17,243,815)	103,729,434	366,697,006
Net unrealized appreciation	729,876,654	3,393,500	264,497,618	405,962,380
NET ASSETS	$1,573,611,232	$105,168,095	$954,302,974	$1,645,025,716
+ Including securities loaned at value	$31,760,697	$—	$39,221,785	$33,231,078
* Cost of investments in securities	$805,261,910	$97,050,878	$688,941,740	$1,165,879,172
** Cost of short-term investments	$67,090,624	$3,152,266	$40,476,803	$106,246,826

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
Class ADV:
Net assets	$103,313,077	n/a	$54,412,772	$221,631,754
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	5,429,613	n/a	5,264,918	2,564,135
Net asset value and redemption price per share	$19.03	n/a	$10.33	$86.44
Class I:
Net assets	$1,261,225,795	$101,513,780	$838,941,229	$1,062,757,379
Shares authorized	250,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	63,499,552	8,502,127	74,148,579	11,487,346
Net asset value and redemption price per share	$19.86	$11.94	$11.31	$92.52
Class R6:
Net assets	n/a	n/a	$4,639,823	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	409,914	n/a
Net asset value and redemption price per share	n/a	n/a	$11.32	n/a
Class S:
Net assets	$204,781,560	$3,654,315	$51,536,113	$350,919,448
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,696,805	306,427	4,712,446	3,923,488
Net asset value and redemption price per share	$19.14	$11.93	$10.94	$89.44
Class S2:
Net assets	$4,290,800	n/a	$4,773,037	$9,717,135
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	230,077	n/a	459,927	111,229
Net asset value and redemption price per share	$18.65	n/a	$10.38	$87.36

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED)

VY® Templeton Foreign Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$640,221,061
Short-term investments at fair value**	18,744,225
Total investments at fair value	$658,965,286
Cash	25
Foreign currencies at value***	11,826
Receivables:
Fund shares sold	73,726
Dividends	1,966,124
Foreign tax reclaims	1,390,032
Prepaid expenses	3,099
Reimbursement due from manager	17,910
Other assets	52,995
Total assets	662,481,023
LIABILITIES:
Payable for investment securities purchased	11,824
Payable for fund shares redeemed	2,024,289
Payable upon receipt of securities loaned	7,539,938
Payable for investment management fees	479,757
Payable for distribution and shareholder service fees	105,348
Payable to directors under the deferred compensation plan (Note 6)	52,995
Payable for directors fees	3,240
Other accrued expenses and liabilities	159,614
Total liabilities	10,377,005
NET ASSETS	$652,104,018
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$629,057,201
Undistributed net investment income	21,582,408
Accumulated net realized loss	(129,833,798)
Net unrealized appreciation	131,298,207
NET ASSETS	$652,104,018
+ Including securities loaned at value	$7,286,596
* Cost of investments in securities	$508,915,699
** Cost of short-term investments	$18,743,828
*** Cost of foreign currencies	$11,826

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

VY® Templeton Foreign Equity Portfolio
Class ADV:
Net assets	$35,982,343
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,906,970
Net asset value and redemption price per share	$12.38
Class I:
Net assets	$180,964,637
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	14,435,380
Net asset value and redemption price per share	$12.54
Class S:
Net assets	$433,453,499
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	34,851,272
Net asset value and redemption price per share	$12.44
Class S2:
Net assets	$1,703,539
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	137,992
Net asset value and redemption price per share	$12.35

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	Voya Global Bond Portfolio	VY® American Century Small-Mid Cap Value Portfolio	VY® Baron Growth Portfolio	VY® Columbia Contrarian Core Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$25,680	$3,198,919	$3,860,406	$2,913,899
Interest, net of foreign taxes withheld*	2,949,137	—	—	—
Dividends from affiliated underlying funds	914,321	—	—	—
Securities lending income, net	10,164	44,108	—	—
Total investment income	3,899,302	3,243,027	3,860,406	2,913,899
EXPENSES:
Investment management fees	678,572	1,944,056	3,497,135	1,463,139
Distribution and shareholder service fees:
Class ADV	60,826	262,493	204,325	66,368
Class S	50,591	124,153	622,003	360,632
Class S2	—	9,063	5,449	—
Transfer agent fees	179	569	624	389
Shareholder reporting expense	13,986	16,314	36,200	16,438
Professional fees	10,416	16,023	24,480	13,542
Custody and accounting expense	40,355	59,815	40,865	21,119
Directors fees	3,421	5,422	11,135	4,918
Miscellaneous expense	7,520	13,042	26,643	11,792
Interest expense	656	375	6,641	—
Total expenses	866,522	2,451,325	4,475,500	1,958,337
Waived and reimbursed fees	(76,561)	(519,720)	—	(371,477)
Brokerage commission recapture	—	—	(1,112)	(15,390)
Net expenses	789,961	1,931,605	4,474,388	1,571,470
Net investment income (loss)	3,109,341	1,311,422	(613,982)	1,342,429
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,402,513)	21,513,991	67,601,648	14,644,433
Foreign currency related transactions	208,417	(265,545)	1,651	8,996
Futures	227,175	—	—	—
Swaps	(9,511,348)	—	—	—
Written options	8,227,811	—	—	—
Net realized gain (loss)	(3,250,458)	21,248,446	67,603,299	14,653,429
Net change in unrealized appreciation (depreciation) on:
Investments	(2,291,128)	(9,444,678)	53,618,124	17,848,837
Affiliated underlying funds	2,896,981	—	—	—
Foreign currency related transactions	4,772,229	(69,028)	—	346
Futures	(766,980)	—	—	—
Swaps	4,205,804	—	—	—
Written options	3,825,205	—	—	—
Net change in unrealized appreciation (depreciation)	12,642,111	(9,513,706)	53,618,124	17,849,183
Net realized and unrealized gain	9,391,653	11,734,740	121,221,423	32,502,612
Increase in net assets resulting from operations	$12,500,994	$13,046,162	$120,607,441	$33,845,041
* Foreign taxes withheld	$337	$20,248	$—	$5,165

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio	VY® Invesco Comstock Portfolio	VY® Invesco Equity and Income Portfolio	VY® JPMorgan Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,375,791	$5,968,698	$13,614,755	$5,113,301
Interest	—	—	6,433,143	—
Securities lending income, net	—	60,447	350,757	68,919
Total investment income	1,375,791	6,029,145	20,398,655	5,182,220
EXPENSES:
Investment management fees	957,292	1,765,345	5,494,285	2,487,070
Distribution and shareholder service fees:
Class ADV	92,563	85,218	129,056	247,591
Class S	168,225	355,787	820,127	348,046
Class S2	10,928	—	886,845	7,511
Transfer agent fees	391	615	1,379	332
Shareholder reporting expense	12,308	28,160	92,240	24,188
Registration fees	—	—	141	—
Professional fees	10,522	21,475	66,793	19,005
Custody and accounting expense	10,005	43,666	114,499	31,859
Directors fees	3,407	7,628	26,384	9,031
Miscellaneous expense	10,616	18,269	50,389	15,189
Interest expense	48	162	—	71
Total expenses	1,276,305	2,326,325	7,682,138	3,189,893
Waived and reimbursed fees	(32,550)	(46,501)	(291,048)	—
Brokerage commission recapture	(6,139)	(2,063)	(10,951)	(775)
Net expenses	1,237,616	2,277,761	7,380,139	3,189,118
Net investment income	138,175	3,751,384	13,018,516	1,993,102
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,397,093	11,722,954	50,242,139	22,028,205
Foreign currency related transactions	—	(568,563)	(2,332,190)	—
Net realized gain	15,397,093	11,154,391	47,909,949	22,028,205
Net change in unrealized appreciation (depreciation) on:
Investments	(12,390,239)	3,912,469	13,108,110	13,222,910
Foreign currency related transactions	—	(2,002,673)	(2,333,547)	—
Net change in unrealized appreciation (depreciation)	(12,390,239)	1,909,796	10,774,563	13,222,910
Net realized and unrealized gain	3,006,854	13,064,187	58,684,512	35,251,115
Increase in net assets resulting from operations	$3,145,029	$16,815,571	$71,703,028	$37,244,217
* Foreign taxes withheld	$4,214	$172,410	$392,504	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	VY® Oppenheimer Global Portfolio	VY® Pioneer High Yield Portfolio	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	VY® T. Rowe Price Growth Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$15,282,864	$91,447	$4,481,369	$7,220,656
Interest	—	2,806,073	—	—
Securities lending income, net	252,530	—	201,117	228,433
Total investment income	15,535,394	2,897,520	4,682,486	7,449,089
EXPENSES:
Investment management fees	5,151,500	364,251	3,371,409	5,594,489
Distribution and shareholder service fees:
Class ADV	243,562	—	129,936	519,432
Class S	234,919	4,798	63,502	417,657
Class S2	7,651	—	9,570	18,455
Transfer agent fees	1,074	193	521	1,417
Shareholder reporting expense	60,540	8,507	36,500	64,480
Professional fees	49,180	9,417	31,045	54,845
Custody and accounting expense	162,462	14,527	49,790	97,090
Directors fees	22,261	1,574	13,781	24,175
Miscellaneous expense	37,573	5,445	23,136	38,945
Interest expense	—	5	308	566
Total expenses	5,970,722	408,717	3,729,498	6,831,551
Waived and reimbursed fees	—	(33,444)	—	(47,226)
Brokerage commission recapture	—	(7)	—	(3,717)
Net expenses	5,970,722	375,266	3,729,498	6,780,608
Net investment income	9,564,672	2,522,254	952,988	668,481
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	60,698,306	1,094,300	40,276,950	197,731,558
Foreign currency related transactions	65,178	(43)	—	66,025
Futures	—	(157,705)	—	—
Swaps	—	61,019	—	—
Net realized gain	60,763,484	997,571	40,276,950	197,797,583
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	196,204,924	1,316,155	67,665,372	84,358,725
Foreign currency related transactions	115,947	108	—	1,683
Futures	—	(23,276)	—	—
Swaps	—	(1,880)	—	—
Unfunded commitments	—	(5,514)	—	—
Net change in unrealized appreciation (depreciation)	196,320,871	1,285,593	67,665,372	84,360,408
Net realized and unrealized gain	257,084,355	2,283,164	107,942,322	282,157,991
Increase in net assets resulting from operations	$266,649,027	$4,805,418	$108,895,310	$282,826,472
* Foreign taxes withheld	$1,496,720	$—	$12,219	$42,194
# Foreign taxes accrued on Indian investments	$62,035	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

VY® Templeton Foreign Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$11,559,264
Interest	36,231
Securities lending income, net	114,846
Foreign withholding tax claims (Note 13)	1,812,563
Total investment income	13,522,904
EXPENSES:
Investment management fees	2,855,387
Distribution and shareholder service fees:
Class ADV	85,115
Class S	538,121
Class S2	3,772
Transfer agent fees	601
Shareholder reporting expense	32,210
Professional fees	22,388
Custody and accounting expense	130,370
Directors fees	9,720
Miscellaneous expense	24,789
Total expenses	3,702,473
Waived and reimbursed fees	(168,562)
Brokerage commission recapture	(7,958)
Net expenses	3,525,953
Net investment income	9,996,951
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,651,234
Foreign currency related transactions	240,215
Net realized gain	9,891,449
Net change in unrealized appreciation (depreciation) on:
Investments	63,163,408
Foreign currency related transactions	104,379
Net change in unrealized appreciation (depreciation)	63,267,787
Net realized and unrealized gain	73,159,236
Increase in net assets resulting from operations	$83,156,187
* Foreign taxes withheld	$620,299

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Global Bond Portfolio		VY® American Century Small-Mid Cap Value Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$3,109,341	$6,482,623	$1,311,422	$3,191,292
Net realized gain (loss)	(3,250,458)	4,514,745	21,248,446	12,678,670
Net change in unrealized appreciation (depreciation)	12,642,111	3,677,694	(9,513,706)	50,815,235
Increase in net assets resulting from operations	12,500,994	14,675,062	13,046,162	66,685,197
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(230,598)	(154,504)	—	(995,310)
Class I	(1,931,815)	(1,633,644)	—	(2,077,708)
Class S	(434,021)	(327,519)	—	(1,101,144)
Class S2	—	—	—	(48,274)
Net realized gains:
Class ADV	—	—	—	(7,579,332)
Class I	—	—	—	(11,110,668)
Class S	—	—	—	(7,061,817)
Class S2	—	—	—	(327,339)
Return of capital:
Class ADV	—	(200,037)	—	—
Class I	—	(1,312,446)	—	—
Class S	—	(322,210)	—	—
Total distributions	(2,596,434)	(3,950,360)	—	(30,301,592)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,641,326	11,918,890	36,324,696	61,787,440
Reinvestment of distributions	2,596,434	3,950,360	—	30,301,592
	8,237,760	15,869,250	36,324,696	92,089,032
Cost of shares redeemed	(19,885,539)	(36,478,785)	(50,321,880)	(43,296,396)
Net increase (decrease) in net assets resulting from capital share transactions	(11,647,779)	(20,609,535)	(13,997,184)	48,792,636
Net increase (decrease) in net assets	(1,743,219)	(9,884,833)	(951,022)	85,176,241
NET ASSETS:
Beginning of year or period	228,397,088	238,281,921	362,575,263	277,399,022
End of year or period	$226,653,869	$228,397,088	$361,624,241	$362,575,263
Undistributed net investment income at end of year or period	$3,276,486	$2,763,579	$5,312,861	$4,001,439

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Baron Growth Portfolio		VY® Columbia Contrarian Core Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income (loss)	$(613,982)	$(1,011,480)	$1,342,429	$3,144,831
Net realized gain	67,603,299	85,923,156	14,653,429	18,523,482
Net change in unrealized appreciation (depreciation)	53,618,124	(46,286,719)	17,849,183	4,985,666
Increase in net assets resulting from operations	120,607,441	38,624,957	33,845,041	26,653,979
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(818,094)
Class I	—	—	—	(372,081)
Class S	—	—	—	(9,970,524)
Net realized gains:
Class ADV	—	(9,413,716)	—	(2,225,263)
Class I	—	(17,990,751)	—	(901,673)
Class R6	—	(324)	—	—
Class S	—	(56,573,883)	—	(26,093,897)
Class S2	—	(318,426)	—	—
Total distributions	—	(84,297,100)	—	(40,381,532)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	37,215,566	24,054,643	2,159,744	16,806,433
Reinvestment of distributions	—	84,297,100	—	40,381,532
	37,215,566	108,351,743	2,159,744	57,187,965
Cost of shares redeemed	(103,910,442)	(202,292,467)	(37,134,589)	(55,253,278)
Net increase (decrease) in net assets resulting from capital share transactions	(66,694,876)	(93,940,724)	(34,974,845)	1,934,687
Net increase (decrease) in net assets	53,912,565	(139,612,867)	(1,129,804)	(11,792,866)
NET ASSETS:
Beginning of year or period	709,834,663	849,447,530	325,924,633	337,717,499
End of year or period	$763,747,228	$709,834,663	$324,794,829	$325,924,633
Undistributed net investment income at end of year or period	$5,190,663	$5,804,645	$4,515,209	$3,172,780

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Columbia Small Cap Value II Portfolio		VY® Invesco Comstock Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$138,175	$714,352	$3,751,384	$10,086,501
Net realized gain	15,397,093	8,854,041	11,154,391	27,700,248
Net change in unrealized appreciation (depreciation)	(12,390,239)	35,484,324	1,909,796	45,552,749
Increase in net assets resulting from operations	3,145,029	45,052,717	16,815,571	83,339,498
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(15,674)	—	(738,151)
Class I	—	(230,012)	—	(5,061,532)
Class R6	—	(17)	—	—
Class S	—	(349,701)	—	(6,796,359)
Class S2	—	(8,597)	—	—
Net realized gains:
Class ADV	—	(1,236,527)	—	—
Class I	—	(1,752,923)	—	—
Class R6	—	(131)	—	—
Class S	—	(5,529,745)	—	—
Class S2	—	(214,304)	—	—
Total distributions	—	(9,337,631)	—	(12,596,042)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,601,859	29,420,526	27,743,997	34,781,203
Reinvestment of distributions	—	9,337,631	—	12,596,042
	17,601,859	38,758,157	27,743,997	47,377,245
Cost of shares redeemed	(43,601,194)	(47,448,223)	(85,142,378)	(133,465,225)
Net decrease in net assets resulting from capital share transactions	(25,999,335)	(8,690,066)	(57,398,381)	(86,087,980)
Net increase (decrease) in net assets	(22,854,306)	27,025,020	(40,582,810)	(15,344,524)
NET ASSETS:
Beginning of year or period	237,995,009	210,969,989	520,201,077	535,545,601
End of year or period	$215,140,703	$237,995,009	$479,618,267	$520,201,077
Undistributed net investment income at end of year or period	$847,411	$709,236	$5,021,640	$1,270,256

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Invesco Equity and Income Portfolio		VY® JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$13,018,516	$26,581,357	$1,993,102	$4,349,793
Net realized gain	47,909,949	45,060,679	22,028,205	54,144,082
Net change in unrealized appreciation (depreciation)	10,774,563	167,932,332	13,222,910	23,478,691
Increase in net assets resulting from operations	71,703,028	239,574,368	37,244,217	81,972,566
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(750,644)	—	(421,565)
Class I	—	(11,647,011)	—	(1,897,621)
Class S	—	(11,792,935)	—	(1,880,544)
Class S2	—	(7,227,173)	—	(21,210)
Net realized gains:
Class ADV	—	(2,032,873)	—	(8,688,677)
Class I	—	(24,684,765)	—	(19,904,144)
Class S	—	(29,280,225)	—	(26,505,473)
Class S2	—	(18,543,168)	—	(391,432)
Total distributions	—	(105,958,794)	—	(59,710,666)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,400,341	25,992,017	27,238,609	35,302,031
Reinvestment of distributions	—	105,958,794	—	59,710,666
	25,400,341	131,950,811	27,238,609	95,012,697
Cost of shares redeemed	(146,222,688)	(305,107,611)	(78,630,651)	(129,110,564)
Net decrease in net assets resulting from capital share transactions	(120,822,347)	(173,156,800)	(51,392,042)	(34,097,867)
Net decrease in net assets	(49,119,319)	(39,541,226)	(14,147,825)	(11,835,967)
NET ASSETS:
Beginning of year or period	1,773,546,156	1,813,087,382	609,429,554	621,265,521
End of year or period	$1,724,426,837	$1,773,546,156	$595,281,729	$609,429,554
Undistributed net investment income at end of year or period	$17,409,763	$4,391,247	$2,171,125	$178,023

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Oppenheimer Global Portfolio		VY® Pioneer High Yield Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$9,564,672	$14,182,744	$2,522,254	$4,951,384
Net realized gain (loss)	60,763,484	8,980,566	997,571	(3,167,476)
Net change in unrealized appreciation (depreciation)	196,320,871	(31,484,334)	1,285,593	11,345,286
Increase (decrease) in net assets resulting from operations	266,649,027	(8,321,024)	4,805,418	13,129,194
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(687,804)	—	—
Class I	—	(13,873,563)	(2,504,091)	(4,907,706)
Class S	—	(1,776,290)	(90,984)	(197,859)
Class S2	—	(25,099)	—	—
Net realized gains:
Class ADV	—	(6,897,082)	—	—
Class I	—	(77,745,290)	—	—
Class S	—	(13,294,926)	—	—
Class S2	—	(242,723)	—	—
Total distributions	—	(114,542,777)	(2,595,075)	(5,105,565)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,194,602	24,311,860	4,944,746	18,508,506
Reinvestment of distributions	—	114,542,777	2,595,075	5,105,565
	40,194,602	138,854,637	7,539,821	23,614,071
Cost of shares redeemed	(93,202,160)	(256,622,666)	(8,417,785)	(23,137,395)
Net increase (decrease) in net assets resulting from capital share transactions	(53,007,558)	(117,768,029)	(877,964)	476,676
Net increase (decrease) in net assets	213,641,469	(240,631,830)	1,332,379	8,500,305
NET ASSETS:
Beginning of year or period	1,359,969,763	1,600,601,593	103,835,716	95,335,411
End of year or period	$1,573,611,232	$1,359,969,763	$105,168,095	$103,835,716
Undistributed net investment income at end of year or period	$25,855,993	$16,291,321	$3,291,732	$3,364,553

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio		VY® T. Rowe Price Growth Equity Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$952,988	$2,455,582	$668,481	$633,868
Net realized gain	40,276,950	67,926,268	197,797,583	171,333,387
Net change in unrealized appreciation (depreciation)	67,665,372	(11,910,223)	84,360,408	(159,758,756)
Increase in net assets resulting from operations	108,895,310	58,471,627	282,826,472	12,208,499
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(13,696)	—	—
Class I	—	(2,294,727)	—	—
Class R6	—	(9)	—	—
Class S	—	(27,759)	—	—
Net realized gains:
Class ADV	—	(6,387,707)	—	(23,966,449)
Class I	—	(88,659,304)	—	(119,705,351)
Class R6	—	(366)	—	—
Class S	—	(3,940,284)	—	(39,520,831)
Class S2	—	(541,416)	—	(1,051,248)
Total distributions	—	(101,865,268)	—	(184,243,879)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	61,100,275	43,577,227	54,918,539	112,814,677
Proceeds from shares issued in merger (Note 14)	—	29,183,887	—	—
Reinvestment of distributions	—	101,865,268	—	184,243,879
	61,100,275	174,626,382	54,918,539	297,058,556
Cost of shares redeemed	(64,278,090)	(111,164,436)	(220,498,378)	(356,518,739)
Net increase (decrease) in net assets resulting from capital share transactions	(3,177,815)	63,461,946	(165,579,839)	(59,460,183)
Net increase (decrease) in net assets	105,717,495	20,068,305	117,246,633	(231,495,563)
NET ASSETS:
Beginning of year or period	848,585,479	828,517,174	1,527,779,083	1,759,274,646
End of year or period	$954,302,974	$848,585,479	$1,645,025,716	$1,527,779,083
Undistributed net investment income at end of year or period	$6,542,822	$5,589,834	$1,196,136	$527,655

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$9,996,951	$14,066,735
Net realized gain (loss)	9,891,449	(4,342,160)
Net change in unrealized appreciation (depreciation)	63,267,787	(1,862,442)
Increase in net assets resulting from operations	83,156,187	7,862,133
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(947,058)
Class I	—	(6,016,205)
Class S	—	(14,104,724)
Class S2	—	(76,613)
Total distributions	—	(21,144,600)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,712,268	26,656,215
Reinvestment of distributions	—	21,144,600
	8,712,268	47,800,815
Cost of shares redeemed	(67,642,975)	(129,326,350)
Net decrease in net assets resulting from capital share transactions	(58,930,707)	(81,525,535)
Net increase (decrease) in net assets	24,225,480	(94,808,002)
NET ASSETS:
Beginning of year or period	627,878,538	722,686,540
End of year or period	$652,104,018	$627,878,538
Undistributed net investment income at end of year or period	$21,582,408	$11,585,457

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
Voya Global Bond Portfolio
Class ADV
06-30-17	10.24	0.12	•	0.44	0.56	0.10	—	—
12-31-16	9.81	0.24	•	0.33	0.57	0.06	—	0.08
12-31-15	10.31	0.26	•	(0.76)	(0.50)	—	—	—
12-31-14	10.35	0.37	•	(0.37)	0.00 *	0.04	—	—
12-31-13	11.35	0.33	•	(0.85)	(0.52)	0.19	0.29	—
12-31-12	11.22	0.41	•	0.39	0.80	0.67	—	—
Class I
06-30-17	10.42	0.15	•	0.45	0.60	0.13	—	—
12-31-16	9.97	0.30	•	0.33	0.63	0.10	—	0.08
12-31-15	10.42	0.32	•	(0.77)	(0.45)	—	—	—
12-31-14	10.46	0.43	•	(0.38)	0.05	0.09	—	—
12-31-13	11.46	0.40	•	(0.87)	(0.47)	0.24	0.29	—
12-31-12	11.32	0.47	•	0.40	0.87	0.73	—	—
Class S
06-30-17	10.41	0.14	•	0.43	0.57	0.11	—	—
12-31-16	9.97	0.27		0.33	0.60	0.08	—	0.08
12-31-15	10.44	0.29	•	(0.76)	(0.47)	—	—	—
12-31-14	10.48	0.40	•	(0.38)	0.02	0.06	—	—
12-31-13	11.48	0.37	•	(0.87)	(0.50)	0.21	0.29	—
12-31-12	11.33	0.47	•	0.37	0.84	0.69	—	—
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-17	12.03	0.03	•	0.41	0.44	—	—	—
12-31-16	10.80	0.08		2.34	2.42	0.14	1.05	—
12-31-15	13.82	0.08		(0.27)	(0.19)	0.19	2.64	—
12-31-14	14.79	0.12	•	1.49	1.61	0.18	2.40	—
12-31-13	11.76	0.12	•	3.49	3.61	0.14	0.44	—
12-31-12	11.08	0.18	•	1.53	1.71	0.12	0.91	—
Class I
06-30-17	12.72	0.06	•	0.43	0.49	—	—	—
12-31-16	11.35	0.15	•	2.47	2.62	0.20	1.05	—
12-31-15	14.40	0.16	•	(0.31)	(0.15)	0.26	2.64	—
12-31-14	15.30	0.20	•	1.55	1.75	0.25	2.40	—
12-31-13	12.12	0.19	•	3.61	3.80	0.18	0.44	—
12-31-12	11.38	0.24	•	1.58	1.82	0.17	0.91	—
Class S
06-30-17	12.56	0.05	•	0.42	0.47	—	—	—
12-31-16	11.22	0.11		2.44	2.55	0.16	1.05	—
12-31-15	14.25	0.13	•	(0.30)	(0.17)	0.22	2.64	—
12-31-14	15.16	0.16	•	1.54	1.70	0.21	2.40	—
12-31-13	12.03	0.15	•	3.57	3.72	0.15	0.44	—
12-31-12	11.30	0.19		1.59	1.78	0.14	0.91	—
Class S2
06-30-17	12.01	0.03	•	0.40	0.43	—	—	—
12-31-16	10.78	0.09		2.35	2.44	0.16	1.05	—
12-31-15	13.79	0.11	•	(0.30)	(0.19)	0.18	2.64	—
12-31-14	14.70	0.13	•	1.49	1.62	0.13	2.40	—
12-31-13	11.70	0.13	•	3.46	3.59	0.15	0.44	—
12-31-12	11.03	0.19	•	1.53	1.72	0.14	0.91	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Global Bond Portfolio
Class ADV
06-30-17	0.10	—	10.70	5.47	1.17	1.10	1.10	2.35	24,923	62
12-31-16	0.14	—	10.24	5.82	1.16	1.10	1.10	2.27	24,365	214
12-31-15	—	—	9.81	(4.85)	1.15	1.10	1.10	2.58	26,374	335
12-31-14	0.04	—	10.31	(0.06)	1.16	1.10	1.10	3.49	32,874	296
12-31-13	0.48	—	10.35	(4.50)	1.19	1.08	1.08	3.09	34,155	394
12-31-12	0.67	—	11.35	7.36	1.18	1.02	1.02	3.61	34,927	487
Class I
06-30-17	0.13	—	10.89	5.75	0.67	0.60	0.60	2.85	161,511	62
12-31-16	0.18	—	10.42	6.30	0.66	0.60	0.60	2.78	163,397	214
12-31-15	—	—	9.97	(4.32)	0.65	0.60	0.60	3.08	168,739	335
12-31-14	0.09	—	10.42	0.42	0.66	0.60	0.60	3.99	208,023	296
12-31-13	0.53	—	10.46	(4.00)	0.69	0.58	0.58	3.65	237,646	394
12-31-12	0.73	—	11.46	7.91	0.68	0.52	0.52	4.09	309,348	487
Class S
06-30-17	0.11	—	10.87	5.53	0.92	0.85	0.85	2.60	40,220	62
12-31-16	0.16	—	10.41	6.03	0.91	0.85	0.85	2.53	40,635	214
12-31-15	—	—	9.97	(4.50)	0.90	0.85	0.85	2.83	43,169	335
12-31-14	0.06	—	10.44	0.15	0.91	0.85	0.85	3.74	51,041	296
12-31-13	0.50	—	10.48	(4.28)	0.94	0.83	0.83	3.39	54,246	394
12-31-12	0.69	—	11.48	7.65	0.93	0.77	0.77	4.05	66,533	487
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-17	—	—	12.47	3.66	1.65	1.36	1.36	0.46	107,214	27
12-31-16	1.19	—	12.03	23.69	1.65	1.36	1.36	0.78	101,948	68
12-31-15	2.83	—	10.80	(1.97)	1.66	1.36	1.36	0.72	79,901	71
12-31-14	2.58	—	13.82	12.15	1.65	1.36	1.36	0.82	86,335	79
12-31-13	0.58	—	14.79	31.12	1.66	1.42	1.42	0.88	95,563	84
12-31-12	1.03	—	11.76	16.07	1.70	1.43	1.43	1.55	56,202	95
Class I
06-30-17	—	—	13.21	3.85	1.15	0.86	0.86	0.95	150,036	27
12-31-16	1.25	—	12.72	24.38	1.15	0.86	0.86	1.28	156,657	68
12-31-15	2.90	—	11.35	(1.54)	1.16	0.86	0.86	1.21	115,279	71
12-31-14	2.65	—	14.40	12.76	1.15	0.86	0.86	1.31	138,605	79
12-31-13	0.62	—	15.30	31.78	1.16	0.92	0.92	1.38	171,086	84
12-31-12	1.08	—	12.12	16.59	1.20	0.93	0.93	2.05	116,175	95
Class S
06-30-17	—	—	13.03	3.74	1.40	1.11	1.11	0.71	100,307	27
12-31-16	1.21	—	12.56	24.06	1.40	1.11	1.11	1.03	99,089	68
12-31-15	2.86	—	11.22	(1.74)	1.41	1.11	1.11	0.96	78,646	71
12-31-14	2.61	—	14.25	12.47	1.40	1.11	1.11	1.06	94,268	79
12-31-13	0.59	—	15.16	31.36	1.41	1.17	1.17	1.12	116,117	84
12-31-12	1.05	—	12.03	16.35	1.45	1.18	1.18	1.76	84,475	95
Class S2
06-30-17	—	—	12.44	3.58	1.55	1.26	1.26	0.53	4,068	27
12-31-16	1.21	—	12.01	23.92	1.58	1.26	1.26	0.90	4,881	68
12-31-15	2.82	—	10.78	(1.91)	1.66	1.26	1.26	0.85	3,573	71
12-31-14	2.53	—	13.79	12.33	1.65	1.26	1.26	0.89	3,262	79
12-31-13	0.59	—	14.70	31.15	1.66	1.32	1.32	0.98	6,560	84
12-31-12	1.05	—	11.70	16.24	1.70	1.33	1.33	1.68	3,205	95

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Baron Growth Portfolio
Class ADV
06-30-17	24.82	(0.06	)•	4.43	4.37	—	—	—
12-31-16	26.58	(0.11)		1.50	1.39	—	3.15	—
12-31-15	30.35	(0.16)		(1.23)	(1.39)	0.02	2.36	—
12-31-14	29.66	(0.01)		1.17	1.16	—	0.47	—
12-31-13	22.53	(0.04	)•	8.55	8.51	0.32	1.06	—
12-31-12	18.87	0.30	•	3.36	3.66	—	—	—
Class I
06-30-17	26.92	0.01	•	4.81	4.82	—	—	—
12-31-16	28.45	0.04		1.58	1.62	—	3.15	—
12-31-15	32.31	(0.01)		(1.31)	(1.32)	0.18	2.36	—
12-31-14	31.49	0.14		1.24	1.38	0.09	0.47	—
12-31-13	23.80	0.10	•	9.06	9.16	0.41	1.06	—
12-31-12	19.84	0.43	•	3.53	3.96	—	—	—
Class R6
06-30-17	26.93	0.03	•	4.79	4.82	—	—	—
05-03-16(5) -12-31-16	28.86	0.23	•	0.99	1.22	—	3.15	—
Class S
06-30-17	25.93	(0.03	)•	4.63	4.60	—	—	—
12-31-16	27.57	(0.05)		1.56	1.51	—	3.15	—
12-31-15	31.39	(0.08)		(1.29)	(1.37)	0.09	2.36	—
12-31-14	30.60	0.09		1.19	1.28	0.02	0.47	—
12-31-13	23.18	0.01		8.83	8.84	0.36	1.06	—
12-31-12	19.37	0.35	•	3.46	3.81	—	—	—
Class S2
06-30-17	24.92	(0.05	)•	4.45	4.40	—	—	—
12-31-16	26.65	(0.10	)•	1.52	1.42	—	3.15	—
12-31-15	30.43	(0.13)		(1.24)	(1.37)	0.05	2.36	—
12-31-14	29.75	0.02		1.17	1.19	0.04	0.47	—
12-31-13	22.62	(0.03	)•	8.61	8.58	0.39	1.06	—
12-31-12	18.93	0.36	•	3.33	3.69	—	—	—
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-17	20.66	0.06	•	2.16	2.22	—	—	—
12-31-16	21.73	0.15	•	1.55	1.70	0.74	2.03	—
12-31-15	24.00	0.12	•	0.58	0.70	0.18	2.79	—
12-31-14	24.56	0.14	•	2.70	2.84	0.17	3.23	—
12-31-13	18.49	0.11		6.23	6.34	0.27	—	—
12-31-12	16.53	0.15		1.83	1.98	0.02	—	—
Class I
06-30-17	21.61	0.12	•	2.26	2.38	—	—	—
12-31-16	22.59	0.27	•	1.62	1.89	0.84	2.03	—
12-31-15	24.82	0.24	•	0.60	0.84	0.28	2.79	—
12-31-14	25.24	0.27		2.79	3.06	0.25	3.23	—
12-31-13	18.96	0.18	•	6.45	6.63	0.35	—	—
12-31-12	16.94	0.25	•	1.87	2.12	0.10	—	—
Class S
06-30-17	21.21	0.09	•	2.21	2.30	—	—	—
12-31-16	22.21	0.21	•	1.59	1.80	0.77	2.03	—
12-31-15	24.45	0.18	•	0.58	0.76	0.21	2.79	—
12-31-14	24.93	0.21		2.75	2.96	0.21	3.23	—
12-31-13	18.75	0.18	•	6.30	6.48	0.30	—	—
12-31-12	16.75	0.20	•	1.85	2.05	0.05	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Baron Growth Portfolio
Class ADV
06-30-17	—	—	29.19	17.61	1.49	1.49	1.49	(0.44)	84,862	1
12-31-16	3.15	—	24.82	5.06	1.48	1.48	1.48	(0.41)	77,655	4
12-31-15	2.38	—	26.58	(5.27)	1.49	1.49	1.49	(0.54)	90,914	5
12-31-14	0.47	—	30.35	4.06	1.48	1.48	1.48	(0.04)	111,145	10
12-31-13	1.38	—	29.66	38.50	1.49	1.49	1.49	(0.15)	110,486	8
12-31-12	—	—	22.53	19.40	1.52	1.52	1.52	1.45	61,428	15
Class I
06-30-17	—	—	31.74	17.90	0.99	0.99	0.99	0.05	156,389	1
12-31-16	3.15	—	26.92	5.57	0.98	0.98	0.98	0.12	150,672	4
12-31-15	2.54	—	28.45	(4.75)	0.99	0.99	0.99	(0.04)	193,601	5
12-31-14	0.56	—	32.31	4.55	0.98	0.98	0.98	0.45	251,230	10
12-31-13	1.47	—	31.49	39.23	0.99	0.99	0.99	0.36	270,788	8
12-31-12	—	—	23.80	19.96	1.02	1.02	1.02	1.95	169,708	15
Class R6
06-30-17	—	—	31.75	17.90	0.99	0.99	0.99	0.19	1,899	1
05-03-16(5) -12-31-16	3.15	—	26.93	4.10	0.98	0.98	0.98	1.39	879	4
Class S
06-30-17	—	—	30.53	17.74	1.24	1.24	1.24	(0.19)	518,257	1
12-31-16	3.15	—	25.93	5.33	1.23	1.23	1.23	(0.17)	478,020	4
12-31-15	2.45	—	27.57	(5.03)	1.24	1.24	1.24	(0.29)	559,237	5
12-31-14	0.49	—	31.39	4.34	1.23	1.23	1.23	0.26	694,762	10
12-31-13	1.42	—	30.60	38.85	1.24	1.24	1.24	0.09	798,221	8
12-31-12	—	—	23.18	19.67	1.27	1.27	1.27	1.65	551,582	15
Class S2
06-30-17	—	—	29.32	17.66	1.39	1.39	1.39	(0.38)	2,340	1
12-31-16	3.15	—	24.92	5.17	1.42	1.38	1.38	(0.38)	2,609	4
12-31-15	2.41	—	26.65	(5.17)	1.49	1.39	1.39	(0.44)	5,696	5
12-31-14	0.51	—	30.43	4.17	1.48	1.38	1.38	0.05	6,874	10
12-31-13	1.45	—	29.75	38.68	1.49	1.39	1.39	(0.11)	6,312	8
12-31-12	—	—	22.62	19.49	1.52	1.42	1.42	1.70	1,427	15
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-17	—	—	22.88	10.75	1.44	1.21	1.20	0.59	27,595	23
12-31-16	2.77	—	20.66	8.12	1.44	1.20	1.19	0.71	25,432	53
12-31-15	2.97	—	21.73	2.75	1.44	1.18	1.17	0.51	22,738	65
12-31-14	3.40	—	24.00	12.50	1.44	1.18	1.17	0.56	17,942	72
12-31-13	0.27	—	24.56	34.42	1.46	1.24	1.23	0.55	15,554	128
12-31-12	0.02	—	18.49	11.99	1.44	1.25	1.25	0.86	10,347	20
Class I
06-30-17	—	—	23.99	11.01	0.94	0.71	0.70	1.09	9,857	23
12-31-16	2.87	—	21.61	8.64	0.94	0.70	0.69	1.21	10,629	53
12-31-15	3.07	—	22.59	3.25	0.94	0.68	0.67	1.01	10,628	65
12-31-14	3.48	—	24.82	13.09	0.94	0.68	0.67	1.07	11,751	72
12-31-13	0.35	—	25.24	35.18	0.96	0.74	0.72	0.87	10,991	128
12-31-12	0.10	—	18.96	12.56	0.94	0.75	0.75	1.37	92,694	20
Class S
06-30-17	—	—	23.51	10.84	1.19	0.96	0.95	0.84	287,343	23
12-31-16	2.80	—	21.21	8.41	1.19	0.95	0.94	0.96	289,864	53
12-31-15	3.00	—	22.21	2.98	1.19	0.93	0.92	0.76	304,352	65
12-31-14	3.44	—	24.45	12.81	1.19	0.93	0.92	0.82	331,659	72
12-31-13	0.30	—	24.93	34.74	1.21	0.99	0.98	0.80	327,459	128
12-31-12	0.05	—	18.75	12.27	1.19	1.00	1.00	1.09	272,420	20
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-17	18.50	(0.01)		0.23	0.22	—	—	—
12-31-16	15.67	0.01		3.55	3.56	0.01	0.72	—
12-31-15	16.23	0.00	*	(0.52)	(0.52)	0.04	—	—
12-31-14	15.63	0.03	•	0.61	0.64	0.04	—	—
12-31-13	11.28	0.01	•	4.44	4.45	0.10	—	—
12-31-12	9.92	0.06		1.33	1.39	0.03	—	—
Class I
06-30-17	19.05	0.04	•	0.24	0.28	—	—	—
12-31-16	16.12	0.10		3.64	3.74	0.09	0.72	—
12-31-15	16.67	0.09		(0.54)	(0.45)	0.10	—	—
12-31-14	15.99	0.11	•	0.63	0.74	0.06	—	—
12-31-13	11.51	0.08	•	4.54	4.62	0.14	—	—
12-31-12	10.10	0.12	•	1.35	1.47	0.06	—	—
Class R6
06-30-17	19.06	0.05	•	0.23	0.28	—	—	—
05-03-16(5) -12-31-16	16.28	0.19	•	3.40	3.59	0.09	0.72	—
Class S
06-30-17	18.96	0.02		0.24	0.26	—	—	—
12-31-16	16.04	0.06		3.63	3.69	0.05	0.72	—
12-31-15	16.58	0.05		(0.54)	(0.49)	0.05	—	—
12-31-14	15.92	0.06		0.63	0.69	0.03	—	—
12-31-13	11.46	0.05	•	4.52	4.57	0.11	—	—
12-31-12	10.06	0.10	•	1.33	1.43	0.03	—	—
Class S2
06-30-17	18.44	(0.00	)*	0.24	0.24	—	—	—
12-31-16	15.62	0.03		3.54	3.57	0.03	0.72	—
12-31-15	16.20	0.02	•	(0.53)	(0.51)	0.07	—	—
12-31-14	15.59	0.05	•	0.61	0.66	0.05	—	—
12-31-13	11.24	0.02		4.43	4.45	0.10	—	—
12-31-12	9.90	0.07		1.32	1.39	0.05	—	—
VY® Invesco Comstock Portfolio
Class ADV
06-30-17	17.33	0.10	•	0.45	0.55	—	—	—
12-31-16	15.07	0.28		2.35	2.63	0.37	—	—
12-31-15	16.42	0.17	•	(1.18)	(1.01)	0.34	—	—
12-31-14	15.34	0.19		1.17	1.36	0.28	—	—
12-31-13	11.44	0.11		3.87	3.98	0.08	—	—
12-31-12	9.77	0.13		1.66	1.79	0.12	—	—
Class I
06-30-17	17.47	0.15	•	0.46	0.61	—	—	—
12-31-16	15.18	0.34	•	2.41	2.75	0.46	—	—
12-31-15	16.55	0.26	•	(1.20)	(0.94)	0.43	—	—
12-31-14	15.45	0.28		1.17	1.45	0.35	—	—
12-31-13	11.51	0.19		3.89	4.08	0.14	—	—
12-31-12	9.83	0.19	•	1.66	1.85	0.17	—	—
Class S
06-30-17	17.45	0.13	•	0.46	0.59	—	—	—
12-31-16	15.17	0.30	•	2.39	2.69	0.41	—	—
12-31-15	16.53	0.22	•	(1.20)	(0.98)	0.38	—	—
12-31-14	15.43	0.24		1.17	1.41	0.31	—	—
12-31-13	11.51	0.15		3.88	4.03	0.11	—	—
12-31-12	9.82	0.16	•	1.67	1.83	0.14	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-17	—	—	18.72	1.19	1.39	1.36	1.35	(0.13)	35,453	27
12-31-16	0.73	—	18.50	23.41	1.39	1.36	1.34	0.10	36,304	61
12-31-15	0.04	—	15.67	(3.21)	1.39	1.36	1.35	0.00 *	27,978	53
12-31-14	0.04	—	16.23	4.12	1.39	1.36	1.35	0.18	30,927	52
12-31-13	0.10	—	15.63	39.58	1.38	1.36	1.36	0.10	12,246	39
12-31-12	0.03	—	11.28	14.01	1.39	1.39	1.37	0.69	6,763	44
Class I
06-30-17	—	—	19.33	1.47	0.89	0.86	0.85	0.37	44,552	27
12-31-16	0.81	—	19.05	24.00	0.89	0.86	0.84	0.59	49,625	61
12-31-15	0.10	—	16.12	(2.74)	0.89	0.86	0.85	0.50	42,845	53
12-31-14	0.06	—	16.67	4.68	0.89	0.86	0.85	0.67	49,412	52
12-31-13	0.14	—	15.99	40.27	0.88	0.86	0.86	0.60	23,620	39
12-31-12	0.06	—	11.51	14.56	0.89	0.89	0.87	1.14	16,180	44
Class R6
06-30-17	—	—	19.34	1.47	0.89	0.86	0.85	0.57	2,113	27
05-03-16(5) -12-31-16	0.81	—	19.06	22.85	0.89	0.86	0.84	1.57	402	61
Class S
06-30-17	—	—	19.22	1.37	1.14	1.11	1.10	0.11	127,919	27
12-31-16	0.77	—	18.96	23.70	1.14	1.11	1.09	0.33	145,816	61
12-31-15	0.05	—	16.04	(2.95)	1.14	1.11	1.10	0.24	135,313	53
12-31-14	0.03	—	16.58	4.33	1.14	1.11	1.10	0.36	160,726	52
12-31-13	0.11	—	15.92	39.97	1.13	1.11	1.11	0.34	161,750	39
12-31-12	0.03	—	11.46	14.20	1.14	1.14	1.12	0.88	135,653	44
Class S2
06-30-17	—	—	18.68	1.30	1.29	1.26	1.25	(0.04)	5,104	27
12-31-16	0.75	—	18.44	23.57	1.32	1.26	1.24	0.18	5,849	61
12-31-15	0.07	—	15.62	(3.19)	1.39	1.26	1.25	0.12	4,834	53
12-31-14	0.05	—	16.20	4.28	1.39	1.26	1.25	0.30	3,967	52
12-31-13	0.10	—	15.59	39.68	1.38	1.26	1.26	0.19	978	39
12-31-12	0.05	—	11.24	14.07	1.39	1.29	1.27	0.76	604	44
VY® Invesco Comstock Portfolio
Class ADV
06-30-17	—	—	17.88	3.17	1.25	1.23	1.23	1.17	33,849	8
12-31-16	0.37	—	17.33	17.51	1.25	1.23	1.23	1.66	34,490	18
12-31-15	0.34	—	15.07	(6.19)	1.24	1.22	1.22	1.08	34,395	24
12-31-14	0.28	—	16.42	8.82	1.24	1.22	1.22	1.20	41,258	26
12-31-13	0.08	—	15.34	34.79	1.24	1.24	1.24	0.87	36,783	15
12-31-12	0.12	—	11.44	18.30	1.28	1.27	1.26	1.25	22,633	18
Class I
06-30-17	—	—	18.08	3.49	0.75	0.73	0.73	1.66	174,543	8
12-31-16	0.46	—	17.47	18.13	0.75	0.73	0.73	2.16	194,504	18
12-31-15	0.43	—	15.18	(5.76)	0.74	0.72	0.72	1.62	198,367	24
12-31-14	0.35	—	16.55	9.39	0.74	0.72	0.72	1.70	143,633	26
12-31-13	0.14	—	15.45	35.47	0.74	0.74	0.74	1.38	58,373	15
12-31-12	0.17	—	11.51	18.83	0.78	0.77	0.76	1.74	48,793	18
Class S
06-30-17	—	—	18.04	3.38	1.00	0.98	0.98	1.42	271,227	8
12-31-16	0.41	—	17.45	17.79	1.00	0.98	0.98	1.91	291,208	18
12-31-15	0.38	—	15.17	(5.97)	0.99	0.97	0.97	1.33	302,784	24
12-31-14	0.31	—	16.53	9.13	0.99	0.97	0.97	1.44	383,997	26
12-31-13	0.11	—	15.43	35.00	0.99	0.99	0.99	1.13	367,659	15
12-31-12	0.14	—	11.51	18.66	1.03	1.02	1.01	1.49	259,717	18

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-17	44.06	0.27	•	1.49	1.76	—	—	—
12-31-16	40.80	0.53		5.28	5.81	0.68	1.87	—
12-31-15	46.25	0.46		(1.47)	(1.01)	0.79	3.65	—
12-31-14	44.34	0.61	•	3.09	3.70	0.55	1.24	—
12-31-13	36.01	0.49	•	8.27	8.76	0.43	—	—
12-31-12	32.57	0.53	•	3.45	3.98	0.54	—	—
Class I
06-30-17	44.86	0.39	•	1.52	1.91	—	—	—
12-31-16	41.47	0.74	•	5.41	6.15	0.89	1.87	—
12-31-15	46.93	0.70	•	(1.50)	(0.80)	1.01	3.65	—
12-31-14	44.92	0.87	•	3.11	3.98	0.73	1.24	—
12-31-13	36.43	0.71	•	8.38	9.09	0.60	—	—
12-31-12	33.05	0.71	•	3.51	4.22	0.84	—	—
Class S
06-30-17	44.48	0.33	•	1.50	1.83	—	—	—
12-31-16	41.14	0.62	•	5.37	5.99	0.78	1.87	—
12-31-15	46.59	0.58	•	(1.49)	(0.91)	0.89	3.65	—
12-31-14	44.65	0.64	•	3.20	3.84	0.66	1.24	—
12-31-13	36.23	0.60	•	8.32	8.92	0.50	—	—
12-31-12	32.81	0.62	•	3.48	4.10	0.68	—	—
Class S2
06-30-17	43.85	0.29	•	1.49	1.78	—	—	—
12-31-16	40.60	0.56	•	5.28	5.84	0.72	1.87	—
12-31-15	46.03	0.51	•	(1.46)	(0.95)	0.83	3.65	—
12-31-14	44.13	0.43	•	3.29	3.72	0.58	1.24	—
12-31-13	35.87	0.54	•	8.24	8.78	0.52	—	—
12-31-12	32.52	0.56	•	3.45	4.01	0.66	—	—
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-17	19.31	0.04	•	1.15	1.19	—	—	—
12-31-16	18.66	0.08		2.50	2.58	0.08	1.85	—
12-31-15	22.47	0.06		(0.63)	(0.57)	0.08	3.16	—
12-31-14	20.96	0.11		2.84	2.95	0.14	1.30	—
12-31-13	16.57	0.06		5.07	5.13	0.08	0.66	—
12-31-12	13.91	0.09		2.65	2.74	0.08	—	—
Class I
06-30-17	19.75	0.09	•	1.19	1.28	—	—	—
12-31-16	19.04	0.18		2.56	2.74	0.18	1.85	—
12-31-15	22.85	0.17		(0.64)	(0.47)	0.18	3.16	—
12-31-14	21.27	0.23		2.89	3.12	0.24	1.30	—
12-31-13	16.79	0.16		5.14	5.30	0.16	0.66	—
12-31-12	14.08	0.17		2.69	2.86	0.15	—	—
Class S
06-30-17	19.58	0.06	•	1.18	1.24	—	—	—
12-31-16	18.89	0.13		2.54	2.67	0.13	1.85	—
12-31-15	22.70	0.12		(0.65)	(0.53)	0.12	3.16	—
12-31-14	21.14	0.18		2.86	3.04	0.18	1.30	—
12-31-13	16.70	0.11		5.11	5.22	0.12	0.66	—
12-31-12	14.01	0.13		2.67	2.80	0.11	—	—
Class S2
06-30-17	19.25	0.05	•	1.15	1.20	—	—	—
12-31-16	18.60	0.10		2.50	2.60	0.10	1.85	—
12-31-15	22.40	0.08	•	(0.63)	(0.55)	0.09	3.16	—
12-31-14	20.89	0.13		2.84	2.97	0.16	1.30	—
12-31-13	16.52	0.10	•	5.03	5.13	0.10	0.66	—
12-31-12	13.88	0.14	•	2.62	2.76	0.12	—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-17	—	—	45.82	3.99	1.17	1.14	1.14	1.21	53,129	68
12-31-16	2.55	—	44.06	14.69	1.17	1.14	1.14	1.24	49,628	134
12-31-15	4.44	—	40.80	(2.55)	1.16	1.14	1.14	1.04	49,572	140
12-31-14	1.79	—	46.25	8.43	1.16	1.14	1.14	1.34	52,407	157
12-31-13	0.43	—	44.34	24.33	1.18	1.15	1.15	1.19	32,942	37
12-31-12	0.54	—	36.01	12.23	1.18	1.15	1.15	1.52	19,776	27
Class I
06-30-17	—	—	46.77	4.26	0.67	0.64	0.64	1.70	593,470	68
12-31-16	2.76	—	44.86	15.28	0.67	0.64	0.64	1.74	594,456	134
12-31-15	4.66	—	41.47	(2.06)	0.66	0.64	0.64	1.53	600,309	140
12-31-14	1.97	—	46.93	8.96	0.66	0.64	0.64	1.87	694,569	157
12-31-13	0.60	—	44.92	24.96	0.68	0.65	0.65	1.70	561,393	37
12-31-12	0.84	—	36.43	12.79	0.68	0.65	0.65	2.01	499,847	27
Class S
06-30-17	—	—	46.31	4.11	0.92	0.89	0.89	1.45	642,298	68
12-31-16	2.65	—	44.48	15.00	0.92	0.89	0.89	1.49	682,465	134
12-31-15	4.54	—	41.14	(2.31)	0.91	0.89	0.89	1.28	720,086	140
12-31-14	1.90	—	46.59	8.69	0.91	0.89	0.89	1.39	889,726	157
12-31-13	0.50	—	44.65	24.64	0.93	0.90	0.90	1.45	271,953	37
12-31-12	0.68	—	36.23	12.52	0.93	0.90	0.90	1.76	198,595	27
Class S2
06-30-17	—	—	45.63	4.06	1.07	1.02	1.02	1.32	435,529	68
12-31-16	2.59	—	43.85	14.84	1.10	1.02	1.02	1.36	446,998	134
12-31-15	4.48	—	40.60	(2.44)	1.16	1.02	1.02	1.15	443,119	140
12-31-14	1.82	—	46.03	8.54	1.16	1.02	1.02	0.95	522,608	157
12-31-13	0.52	—	44.13	24.47	1.18	1.05	1.05	1.31	4,078	37
12-31-12	0.66	—	35.87	12.34	1.18	1.05	1.05	1.60	1,540	27
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-17	—	—	20.50	6.16	1.37	1.37	1.37	0.37	99,813	6
12-31-16	1.93	—	19.31	14.42	1.37	1.37	1.37	0.42	98,003	19
12-31-15	3.24	—	18.66	(3.27)	1.36	1.36	1.36	0.31	90,818	14
12-31-14	1.44	—	22.47	14.66	1.36	1.36	1.36	0.54	91,446	22
12-31-13	0.74	—	20.96	31.26	1.36	1.36	1.36	0.39	78,395	25
12-31-12	0.08	—	16.57	19.69	1.43	1.43	1.43	0.64	42,637	28
Class I
06-30-17	—	—	21.03	6.48	0.87	0.87	0.87	0.88	219,991	6
12-31-16	2.03	—	19.75	14.94	0.87	0.87	0.87	0.92	215,892	19
12-31-15	3.34	—	19.04	(2.77)	0.86	0.86	0.86	0.80	227,935	14
12-31-14	1.54	—	22.85	15.27	0.86	0.86	0.86	1.02	272,496	22
12-31-13	0.82	—	21.27	31.89	0.86	0.86	0.86	0.88	256,705	25
12-31-12	0.15	—	16.79	20.33	0.93	0.93	0.93	1.15	171,485	28
Class S
06-30-17	—	—	20.82	6.33	1.12	1.12	1.12	0.61	271,796	6
12-31-16	1.98	—	19.58	14.69	1.12	1.12	1.12	0.67	291,725	19
12-31-15	3.28	—	18.89	(3.04)	1.11	1.11	1.11	0.55	298,607	14
12-31-14	1.48	—	22.70	14.99	1.11	1.11	1.11	0.75	352,277	22
12-31-13	0.78	—	21.14	31.54	1.11	1.11	1.11	0.63	380,688	25
12-31-12	0.11	—	16.70	20.02	1.18	1.18	1.18	0.89	248,115	28
Class S2
06-30-17	—	—	20.45	6.23	1.27	1.27	1.27	0.46	3,682	6
12-31-16	1.95	—	19.25	14.56	1.30	1.27	1.27	0.52	3,810	19
12-31-15	3.25	—	18.60	(3.20)	1.36	1.26	1.26	0.40	3,906	14
12-31-14	1.46	—	22.40	14.81	1.36	1.26	1.26	0.63	5,643	22
12-31-13	0.76	—	20.89	31.37	1.36	1.26	1.26	0.50	5,066	25
12-31-12	0.12	—	16.52	19.86	1.43	1.33	1.33	0.86	2,664	28

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY® Oppenheimer Global Portfolio
Class ADV
06-30-17	15.90	0.08	•	3.05	3.13	—		—	—
12-31-16	17.30	0.09	•	(0.17)	(0.08)	0.12		1.20	—
12-31-15	18.21	0.08		0.69	0.77	0.19		1.49	—
12-31-14	18.28	0.15		0.19	0.34	0.15		0.26	—
12-31-13	14.60	0.12	•	3.73	3.85	0.17		—	—
12-31-12	12.15	0.14		2.42	2.56	0.11		—	—
Class I
06-30-17	16.56	0.12	•	3.18	3.30	—		—	—
12-31-16	17.97	0.20		(0.20)	0.00 *	0.21		1.20	—
12-31-15	18.84	0.20	•	0.71	0.91	0.29		1.49	—
12-31-14	18.89	0.25	•	0.19	0.44	0.23		0.26	—
12-31-13	15.06	0.21	•	3.85	4.06	0.23		—	—
12-31-12	12.54	0.21	•	2.49	2.70	0.18		—	—
Class S
06-30-17	15.98	0.10	•	3.06	3.16	—		—	—
12-31-16	17.38	0.13	•	(0.17)	(0.04)	0.16		1.20	—
12-31-15	18.28	0.15	•	0.68	0.83	0.24		1.49	—
12-31-14	18.34	0.20	•	0.18	0.38	0.18		0.26	—
12-31-13	14.63	0.15		3.76	3.91	0.20		—	—
12-31-12	12.19	0.17	•	2.41	2.58	0.14		—	—
Class S2
06-30-17	15.58	0.08	•	2.99	3.07	—		—	—
12-31-16	16.97	0.10	•	(0.17)	(0.07)	0.12		1.20	—
12-31-15	17.88	0.11	•	0.69	0.80	0.22		1.49	—
12-31-14	17.98	0.16	•	0.18	0.34	0.18		0.26	—
12-31-13	14.37	0.11	•	3.70	3.81	0.20		—	—
12-31-12	12.01	0.13	•	2.39	2.52	0.16		—	—
VY® Pioneer High Yield Portfolio
Class I
06-30-17	11.69	0.29	•	0.25	0.54	0.29		—	—
12-31-16	10.77	0.56		0.94	1.50	0.58		—	—
12-31-15	11.87	0.59	•	(1.10)	(0.51)	0.59		—	—
12-31-14	12.41	0.58		(0.53)	0.05	0.59		—	—
12-31-13	11.60	0.60	•	0.80	1.40	0.59		—	—
12-31-12	10.55	0.63	•	1.04	1.67	0.62		—	—
Class S
06-30-17	11.67	0.27	•	0.27	0.54	0.28		—	—
12-31-16	10.76	0.52		0.94	1.46	0.55		—	—
12-31-15	11.86	0.56	•	(1.10)	(0.54)	0.56		—	—
12-31-14	12.39	0.56	•	(0.53)	0.03	0.56		—	—
12-31-13	11.58	0.57	•	0.80	1.37	0.56		—	—
12-31-12	10.54	0.57		1.07	1.64	0.60		—	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-17	9.19	(0.01)		1.15	1.14	—		—	—
12-31-16	9.83	(0.01	)•	0.68	0.67	0.00	*	1.31	—
12-31-15	11.43	(0.04)		0.31	0.27	—		1.87	—
12-31-14	11.08	(0.03)		1.21	1.18	0.00	*	0.83	—
12-31-13	8.35	(0.03)		2.90	2.87	0.02		0.12	—
12-31-12	7.89	0.01		1.19	1.20	0.00	*	0.74	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® Oppenheimer Global Portfolio
Class ADV
06-30-17	—	—	19.03	19.69	1.25	1.25	1.25	0.87	103,313	4
12-31-16	1.32	—	15.90	(0.29)	1.25	1.25	1.25	0.58	90,660	6
12-31-15	1.68	—	17.30	3.56	1.25	1.25	1.25	0.51	110,372	12
12-31-14	0.41	—	18.21	1.86	1.25	1.25	1.25	0.81	101,077	12
12-31-13	0.17	—	18.28	26.46	1.26	1.26	1.26	0.70	102,691	11
12-31-12	0.11	—	14.60	21.18	1.22	1.22	1.22	1.00	76,791	13
Class I
06-30-17	—	—	19.86	19.93	0.75	0.75	0.75	1.37	1,261,226	4
12-31-16	1.41	—	16.56	0.22	0.75	0.75	0.75	1.07	1,091,478	6
12-31-15	1.78	—	17.97	4.13	0.75	0.75	0.75	1.04	1,254,238	12
12-31-14	0.49	—	18.84	2.32	0.75	0.75	0.75	1.32	1,320,671	12
12-31-13	0.23	—	18.89	27.12	0.76	0.76	0.76	1.22	1,481,760	11
12-31-12	0.18	—	15.06	21.70	0.72	0.72	0.72	1.52	1,324,037	13
Class S
06-30-17	—	—	19.14	19.77	1.00	1.00	1.00	1.11	204,782	4
12-31-16	1.36	—	15.98	(0.04)	1.00	1.00	1.00	0.82	174,417	6
12-31-15	1.73	—	17.38	3.84	1.00	1.00	1.00	0.77	231,621	12
12-31-14	0.44	—	18.28	2.09	1.00	1.00	1.00	1.08	215,383	12
12-31-13	0.20	—	18.34	26.85	1.01	1.01	1.01	0.96	252,672	11
12-31-12	0.14	—	14.63	21.33	0.97	0.97	0.97	1.26	192,122	13
Class S2
06-30-17	—	—	18.65	19.70	1.15	1.15	1.15	0.98	4,291	4
12-31-16	1.32	—	15.58	(0.20)	1.18	1.15	1.15	0.66	3,415	6
12-31-15	1.71	—	16.97	3.74	1.25	1.15	1.15	0.61	4,371	12
12-31-14	0.44	—	17.88	1.91	1.25	1.15	1.15	0.91	4,827	12
12-31-13	0.20	—	17.98	26.66	1.26	1.16	1.16	0.67	4,287	11
12-31-12	0.16	—	14.37	21.17	1.22	1.12	1.12	1.01	2,082	13
VY® Pioneer High Yield Portfolio
Class I
06-30-17	0.29	—	11.94	4.69	0.78	0.71	0.71	4.86	101,514	19
12-31-16	0.58	—	11.69	14.29	0.78	0.71	0.71	5.01	99,573	51
12-31-15	0.59	—	10.77	(4.55)	0.76	0.71	0.71	4.98	91,560	28
12-31-14	0.59	—	11.87	0.27	0.76	0.71	0.71	4.73	117,617	35
12-31-13	0.59	—	12.41	12.33	0.73	0.71	0.71	4.93	119,042	51
12-31-12	0.62	—	11.60	16.21	0.75	0.71	0.71	5.58	104,882	34
Class S
06-30-17	0.28	—	11.93	4.65	1.03	0.96	0.96	4.60	3,654	19
12-31-16	0.55	—	11.67	13.91	1.03	0.96	0.96	4.76	4,263	51
12-31-15	0.56	—	10.76	(4.79)	1.01	0.96	0.96	4.73	3,776	28
12-31-14	0.56	—	11.86	0.10	1.01	0.96	0.96	4.50	4,412	35
12-31-13	0.56	—	12.39	12.07	0.98	0.96	0.96	4.67	3,406	51
12-31-12	0.60	—	11.58	15.84	1.00	0.96	0.96	5.39	4,089	34
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-17	—	—	10.33	12.40	1.27	1.27	1.27	(0.25)	54,413	14
12-31-16	1.31	—	9.19	6.93	1.27	1.27	1.27	(0.15)	49,418	26
12-31-15	1.87	—	9.83	1.51	1.27	1.27	1.27	(0.34)	27,217	26
12-31-14	0.83	—	11.43	11.29	1.28	1.27	1.27	(0.28)	29,356	27
12-31-13	0.14	—	11.08	34.46	1.27	1.25	1.25	(0.32)	27,222	20
12-31-12	0.74	—	8.35	15.70	1.24	1.22	1.22	0.14	21,538	17
See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)		($)	($)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-17	10.03	0.01		1.27	1.28	—		—	—
12-31-16	10.60	0.04		0.73	0.77	0.03		1.31	—
12-31-15	12.13	0.02		0.32	0.34	—		1.87	—
12-31-14	11.68	0.03		1.28	1.31	0.03		0.83	—
12-31-13	8.76	0.02		3.05	3.07	0.03		0.12	—
12-31-12	8.25	0.06		1.23	1.29	0.04		0.74	—
Class R6
06-30-17	10.03	0.02	•	1.27	1.29	—		—	—
05-03-16(5) -12-31-16	10.58	0.03	•	0.76	0.79	0.03		1.31	—
Class S
06-30-17	9.71	(0.00	)*•	1.23	1.23	—		—	—
12-31-16	10.30	0.01	•	0.72	0.73	0.01		1.31	—
12-31-15	11.87	(0.01)		0.31	0.30	—		1.87	—
12-31-14	11.44	(0.00	)*	1.26	1.26	0.00	*	0.83	—
12-31-13	8.60	(0.00	)*	2.98	2.98	0.02		0.12	—
12-31-12	8.11	0.03		1.22	1.25	0.02		0.74	—
Class S2
06-30-17	9.22	(0.00	)*	1.16	1.16	—		—	—
12-31-16	9.85	(0.01)		0.69	0.68	—		1.31	—
12-31-15	11.44	(0.02)		0.30	0.28	—		1.87	—
12-31-14	11.08	(0.01)		1.20	1.19	0.00	*	0.83	—
12-31-13	8.34	(0.02)		2.90	2.88	0.02		0.12	—
12-31-12	7.89	0.02		1.19	1.21	0.02		0.74	—
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-17	72.53	(0.12	)•	14.03	13.91	—		—	—
12-31-16	81.69	(0.25)		0.93	0.68	—		9.84	—
12-31-15	86.54	(0.46	)•	9.58	9.12	—		13.97	—
12-31-14	86.20	(0.42)		7.08	6.66	—		6.32	—
12-31-13	62.23	(0.38	)•	24.36	23.98	0.01		—	—
12-31-12	52.59	(0.16	)•	9.80	9.64	—		—	—
Class I
06-30-17	77.44	0.09	•	14.99	15.08	—		—	—
12-31-16	86.14	0.13		1.01	1.14	—		9.84	—
12-31-15	90.15	(0.03)		9.99	9.96	—		13.97	—
12-31-14	89.11	0.00	*	7.36	7.36	—		6.32	—
12-31-13	64.01	(0.02)		25.13	25.11	0.01		—	—
12-31-12	53.91	0.14	•	10.06	10.20	0.10		—	—
Class S
06-30-17	74.96	(0.02	)•	14.50	14.48	—		—	—
12-31-16	83.90	(0.08)		0.98	0.90	—		9.84	—
12-31-15	88.33	(0.25	)•	9.79	9.54	—		13.97	—
12-31-14	87.65	(0.22)		7.22	7.00	—		6.32	—
12-31-13	63.12	(0.20	)•	24.74	24.54	0.01		—	—
12-31-12	53.21	(0.00	)*	9.91	9.91	—		—	—
Class S2
06-30-17	73.27	(0.08	)•	14.17	14.09	—		—	—
12-31-16	82.35	(0.17	)•	0.93	0.76	—		9.84	—
12-31-15	87.05	(0.38	)•	9.65	9.27	—		13.97	—
12-31-14	86.59	(0.33	)•	7.11	6.78	—		6.32	—
12-31-13	62.45	(0.31	)•	24.46	24.15	0.01		—	—
12-31-12	52.72	(0.09)		9.82	9.73	—		—	—

					Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class I
06-30-17	—	—	11.31	12.76	0.77	0.77	0.77	0.25	838,941	14
12-31-16	1.34	—	10.03	7.41	0.77	0.77	0.77	0.34	737,054	26
12-31-15	1.87	—	10.60	2.02	0.77	0.77	0.77	0.17	766,591	26
12-31-14	0.86	—	12.13	11.82	0.78	0.77	0.77	0.22	796,856	27
12-31-13	0.15	—	11.68	35.18	0.77	0.75	0.75	0.17	804,053	20
12-31-12	0.78	—	8.76	16.13	0.74	0.72	0.72	0.61	668,143	17
Class R6
06-30-17	—	—	11.32	12.86	0.77	0.77	0.77	0.32	4,640	14
05-03-16(5) -12-31-16	1.34	—	10.03	7.62	0.77	0.77	0.77	0.53	1,084	26
Class S
06-30-17	—	—	10.94	12.67	1.02	1.02	1.02	(0.00)*	51,536	14
12-31-16	1.32	—	9.71	7.19	1.02	1.02	1.02	0.12	56,578	26
12-31-15	1.87	—	10.30	1.72	1.02	1.02	1.02	(0.08)	30,614	26
12-31-14	0.83	—	11.87	11.65	1.03	1.02	1.02	(0.02)	30,412	27
12-31-13	0.14	—	11.44	34.74	1.02	1.00	1.00	(0.06)	29,284	20
12-31-12	0.76	—	8.60	15.87	0.99	0.97	0.97	0.35	18,731	17
Class S2
06-30-17	—	—	10.38	12.58	1.17	1.17	1.17	(0.14)	4,773	14
12-31-16	1.31	—	9.22	6.99	1.20	1.17	1.17	(0.06)	4,451	26
12-31-15	1.87	—	9.85	1.60	1.27	1.17	1.17	(0.23)	4,095	26
12-31-14	0.83	—	11.44	11.39	1.28	1.17	1.17	(0.13)	3,893	27
12-31-13	0.14	—	11.08	34.62	1.27	1.15	1.15	(0.23)	1,013	20
12-31-12	0.76	—	8.34	15.73	1.24	1.12	1.12	0.29	1,025	17
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-17	—	—	86.44	19.18	1.24	1.23	1.23	(0.29)	221,632	23
12-31-16	9.84	—	72.53	1.01	1.24	1.23	1.23	(0.34)	192,546	40
12-31-15	13.97	—	81.69	10.25	1.24	1.23	1.23	(0.54)	202,307	42
12-31-14	6.32	—	86.54	8.16	1.24	1.23	1.23	(0.50)	171,971	35
12-31-13	0.01	—	86.20	38.54	1.24	1.23	1.23	(0.53)	164,865	41
12-31-12	—	—	62.23	18.33	1.24	1.23	1.23	(0.26)	112,773	38
Class I
06-30-17	—	—	92.52	19.47	0.74	0.73	0.73	0.20	1,062,757	23
12-31-16	9.84	—	77.44	1.51	0.74	0.73	0.73	0.16	989,826	40
12-31-15	13.97	—	86.14	10.81	0.74	0.73	0.73	(0.04)	1,124,421	42
12-31-14	6.32	—	90.15	8.69	0.74	0.73	0.73	0.00 *	1,036,976	35
12-31-13	0.01	—	89.11	39.24	0.74	0.73	0.73	(0.03)	1,069,544	41
12-31-12	0.10	—	64.01	18.92	0.74	0.73	0.73	0.22	801,969	38
Class S
06-30-17	—	—	89.44	19.32	0.99	0.98	0.98	(0.05)	350,919	23
12-31-16	9.84	—	74.96	1.26	0.99	0.98	0.98	(0.10)	336,810	40
12-31-15	13.97	—	83.90	10.54	0.99	0.98	0.98	(0.29)	427,186	42
12-31-14	6.32	—	88.33	8.42	0.99	0.98	0.98	(0.25)	360,966	35
12-31-13	0.01	—	87.65	38.89	0.99	0.98	0.98	(0.28)	367,958	41
12-31-12	—	—	63.12	18.62	0.99	0.98	0.98	(0.00)*	238,987	38
Class S2
06-30-17	—	—	87.36	19.23	1.14	1.13	1.13	(0.20)	9,717	23
12-31-16	9.84	—	73.27	1.10	1.17	1.13	1.13	(0.23)	8,597	40
12-31-15	13.97	—	82.35	10.38	1.24	1.13	1.13	(0.44)	5,361	42
12-31-14	6.32	—	87.05	8.26	1.24	1.13	1.13	(0.38)	4,616	35
12-31-13	0.01	—	86.59	38.68	1.24	1.13	1.13	(0.43)	2,482	41
12-31-12	—	—	62.45	18.46	1.24	1.13	1.13	(0.16)	1,534	38

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital
Year or period ended	($)	($)		($)	($)	($)	($)	($)
VY® Templeton Foreign Equity Portfolio
Class ADV
06-30-17	10.90	0.17	•	1.31	1.48	—	—	—
12-31-16	11.08	0.20	•	(0.07)	0.13	0.31	—	—
12-31-15	11.91	0.21	•	(0.63)	(0.42)	0.41	—	—
12-31-14	13.07	0.36	•	(1.26)	(0.90)	0.26	—	—
12-31-13	11.05	0.20	•	1.96	2.16	0.14	—	—
12-31-12	9.45	0.17	•	1.55	1.72	0.12	—	—
Class I
06-30-17	11.01	0.20	•	1.33	1.53	—	—	—
12-31-16	11.20	0.25	•	(0.06)	0.19	0.38	—	—
12-31-15	12.04	0.28	•	(0.64)	(0.36)	0.48	—	—
12-31-14	13.21	0.43	•	(1.28)	(0.85)	0.32	—	—
12-31-13	11.15	0.29	•	1.95	2.24	0.18	—	—
12-31-12	9.52	0.22	•	1.56	1.78	0.15	—	—
Class S
06-30-17	10.94	0.18	•	1.32	1.50	—	—	—
12-31-16	11.12	0.22	•	(0.05)	0.17	0.35	—	—
12-31-15	11.95	0.25	•	(0.64)	(0.39)	0.44	—	—
12-31-14	13.12	0.40	•	(1.28)	(0.88)	0.29	—	—
12-31-13	11.08	0.23	•	1.97	2.20	0.16	—	—
12-31-12	9.48	0.14	•	1.60	1.74	0.14	—	—
Class S2
06-30-17	10.86	0.15	•	1.34	1.49	—	—	—
12-31-16	11.06	0.22		(0.08)	0.14	0.34	—	—
12-31-15	11.90	0.23	•	(0.63)	(0.40)	0.44	—	—
12-31-14	13.07	0.34		(1.23)	(0.89)	0.28	—	—
12-31-13	11.04	0.21	•	1.97	2.18	0.15	—	—
12-31-12	9.45	0.17		1.55	1.72	0.13	—	—

						Ratios to average net assets				Supplemental data
	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000's)	(%)
VY® Templeton Foreign Equity Portfolio
Class ADV
06-30-17	—	—	12.38	13.58	(a)	1.46	1.40	1.40	2.88	35,982	5
12-31-16	0.31	—	10.90	1.33		1.46	1.41	1.41	1.84	31,937	15
12-31-15	0.41	—	11.08	(3.83	)(b)	1.45	1.43	1.43	1.76	35,751	10
12-31-14	0.26	—	11.91	(7.01)		1.44	1.42	1.42	2.81	40,973	10
12-31-13	0.14	—	13.07	19.68		1.44	1.42	1.42	1.64	46,583	12
12-31-12	0.12	—	11.05	18.32		1.46	1.44	1.44	1.71	36,360	9
Class I
06-30-17	—	—	12.54	13.90	(a)	0.96	0.90	0.90	3.33	180,965	5
12-31-16	0.38	—	11.01	1.85		0.96	0.91	0.91	2.33	170,231	15
12-31-15	0.48	—	11.20	(3.34	)(b)	0.95	0.93	0.93	2.29	186,602	10
12-31-14	0.32	—	12.04	(6.59)		0.94	0.92	0.92	3.27	215,838	10
12-31-13	0.18	—	13.21	20.28		0.94	0.92	0.92	2.47	277,773	12
12-31-12	0.15	—	11.15	18.89		0.96	0.94	0.94	2.15	375,814	9
Class S
06-30-17	—	—	12.44	13.71	(a)	1.21	1.15	1.15	3.04	433,453	5
12-31-16	0.35	—	10.94	1.63		1.21	1.16	1.16	2.09	423,390	15
12-31-15	0.44	—	11.12	(3.57	)(b)	1.20	1.18	1.18	2.03	497,824	10
12-31-14	0.29	—	11.95	(6.87)		1.19	1.17	1.17	3.10	584,346	10
12-31-13	0.16	—	13.12	20.05		1.19	1.17	1.17	1.91	709,362	12
12-31-12	0.14	—	11.08	18.64		1.21	1.19	1.19	1.38	648,985	9
Class S2
06-30-17	—	—	12.35	13.72	(a)	1.36	1.30	1.30	2.59	1,704	5
12-31-16	0.34	—	10.86	1.39		1.39	1.31	1.31	1.94	2,321	15
12-31-15	0.44	—	11.06	(3.72	)(b)	1.45	1.33	1.33	1.88	2,510	10
12-31-14	0.28	—	11.90	(6.99)		1.44	1.32	1.32	2.80	2,065	10
12-31-13	0.15	—	13.07	19.88		1.44	1.32	1.32	1.80	2,158	12
12-31-12	0.13	—	11.04	18.40		1.46	1.34	1.34	1.89	1,310	9

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)  Commencement of operations.

(a)  Excluding amounts from foreign withholding tax claims received in the period ended June 30, 2017, Templeton Foreign Equity's total return would have been 13.30%, 13.62%, 13.44%, and 13.45% for Classes ADV, I, S, and S2, respectively.

(b)  Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, Templeton Foreign Equity's total return would have been (4.09)%, (3.60)%, (3.83)% and (3.99)% for Classes ADV, I, S and S2, respectively.

•  Calculated using average number of shares outstanding throughout the year or period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The thirteen series (each, a "Portfolio" and collectively, the "Portfolios") included in this report are: Voya Global Bond Portfolio ("Global Bond"),VY® American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), VY® Baron Growth Portfolio ("Baron Growth"), VY® Columbia Contrarian Core Portfolio ("Columbia Contrarian Core"), VY® Columbia Small Cap Value II Portfolio ("Columbia Small Cap Value II"), VY® Invesco Comstock Portfolio ("Invesco Comstock"), VY® Invesco Equity and Income Portfolio ("Invesco Equity and Income"), VY® JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), VY® Oppenheimer Global Portfolio ("Oppenheimer Global"), VY® Pioneer High Yield Portfolio ("Pioneer High Yield"), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), VY® T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), and VY® Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio's Prospectus.

The classes of shares included in this report are: Adviser ("Class ADV"), Initial ("Class I"), Class R6, Service ("Class S") and Service 2 ("Class S2"); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Prior to May 1, 2017, Directed Services LLC, a Delaware limited liability company, served as the investment adviser to the Portfolios. There were no changes to the services provided or the fees charged to the Portfolios upon the replacement of Directed Services LLC with Voya Investments. Voya Investment Management Co. LLC ("Voya IM"), a Delaware limited liability company, serves as the sub-adviser to Global Bond. Voya Investments Distributor, LLC ("VID" or the "Distributor"), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class,

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio's assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio's assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios' Board of Directors ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios' valuation procedures; a "Pricing Committee" comprised of

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and significant unobservable inputs, including the sub-advisers' or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Summary Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio's assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except Pioneer High Yield and Global Bond) declare and pay dividends annually. Pioneer High Yield and Global Bond declare dividends on a daily basis and pay dividends monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios' investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a

Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty's ability or willingness to perform its obligations; any deterioration in the counterparty's creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These Master Agreements are with select counterparties

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2017, the maximum amount of loss that Global Bond, Invesco Comstock, Invesco Equity and Income and Oppenheimer Global would incur if the counterparties to its derivative transactions failed to perform would be $6,145,737, $3,631, $9,159 and $16,964, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2017. To reduce the amount of potential loss to Global Bond, the Portfolio has received $3,073,000 in cash collateral for open OTC transactions at June 30, 2017.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2017, Global Bond, Invesco Comstock and Invesco Equity and Income had a liability position of $6,076,631, $1,200,277 and $484,938 on open forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2017, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2017, Global Bond had pledged $1,130,00 in cash collateral for open OTC derivative transactions with its respective counterparties.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Summary Portfolio of Investments.

During the period ended June 30, 2017, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Purchased	Sold
Global Bond**	$203,471,177	$120,115,932
American Century Small-Mid Cap Value*	149,232	7,532,184
Invesco Comstock*	180,825	46,941,078
Invesco Equity and Income*	1,553,693	84,530,510
Oppenheimer Global*	—	4,622,324

*  For the period ended June 30, 2017, the Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2017.

**  For the period ended June 30, 2017, the Portfolio used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2017.

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2017, Global Bond had purchased and sold futures contracts on various notes and bonds as part of their respective duration strategy. During the period ended June 30, 2017, Pioneer High Yield had sold futures contracts on equity indices to decrease exposure to equity risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios' securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2017, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2017.

	Purchased	Sold
Global Bond	$56,956,285	$32,473,226
Pioneer High Yield	—	2,221,828

J. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. Securities lending involves two primary risks: "investment risk" and "borrower default risk." When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios' other risks.

K.  Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the Securities Act are referred to as "restricted securities." These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may

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include investment in smaller, less seasoned issuers, which may involve greater risk.

L.  Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios' Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements ("MSFTA") with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2017, there was no cash collateral pledged to or received by any Portfolio.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps ("swaptions"), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2017, Global Bond had purchased credit default swaptions to increase exposure to credit risk. There were no open credit default swaptions at June 30, 2017.

During the period ended June 30, 2017, Global Bond had purchased foreign currency options to gain exposure to currencies. There were no open purchased foreign currency option at June 30, 2017.

During the period ended June 30, 2017, Global Bond had purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2017.

Please refer to Note 8 for the volume of both purchased and written option activity during the period ended June 30, 2017.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange ("centrally cleared swaps").

The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio's Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Portfolio's counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2017, Global Bond and Pioneer High Yield had sold credit protection on various credit default swap indices to gain additional exposure to the market or certain sectors of the markets. For the period ended June 30, 2017, Global Bond and Pioneer High Yield had an average notional amount of $11,343,000 and $3,124,689, respectively, on credit default swaps to sell protection. Please refer to the tables following the Portfolio of Investments for Pioneer High Yield for open credit default swaps to sell protection at June 30, 2017. There were no open credit default swaps to sell protection for Global Bond at June 30, 2017.

At June 30, 2017, Pioneer High Yield had pledged $224,208 in cash collateral for open centrally cleared credit default swaps outstanding at June 30, 2017.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2017, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate ("Long interest rate swap") in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $466,297,247.

For the period ended June 30, 2017, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate ("Short interest rate swap") in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $520,914,055.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Portfolio of Investments for Global

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Bond for open centrally cleared interest rate swaps at June 30, 2017.

At June 30, 2017, Global Bond had pledged $1,711,000 in cash collateral for open centrally cleared interest rate swaps outstanding at June 30, 2017.

P.  Structured Products. Global Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Portfolio of Investments for structured products held by Global Bond at June 30, 2017.

Q.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
Global Bond	$29,611,015	$62,487,807
American Century Small-Mid Cap Value	94,944,446	106,093,833
Baron Growth	6,769,877	109,324,004
Columbia Contrarian Core	73,017,387	114,539,729
Columbia Small Cap Value II	60,199,908	86,076,494
Invesco Comstock	37,647,691	92,379,983
Invesco Equity and Income	155,373,281	264,852,108
JPMorgan Mid Cap Value	32,791,268	76,025,634
Oppenheimer Global	60,111,923	122,206,796
Pioneer High Yield	18,925,986	20,119,432
	Purchases	Sales
T. Rowe Price Diversified Mid Cap Growth	$131,749,972	$135,153,674
T. Rowe Price Growth Equity	365,928,143	591,289,184
Templeton Foreign Equity	31,699,150	77,725,637

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$101,471,336	$102,095,284
Invesco Equity and Income	983,744,497	991,575,423

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
American Century Small-Mid Cap Value	1.10% on the first $250 million;
1.05% on the next $250 million;
1.00% on assets over $500 million
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II	0.85%
Invesco Comstock	0.70%
Invesco Equity and Income(1)	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
Oppenheimer Global	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% on assets over $8 billion
Pioneer High Yield	0.70% on the first $2 billion;
0.60% on the next $1 billion;
0.50% on the next $1 billion;
0.40% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.74%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
T. Rowe Price Growth Equity	0.70%
Templeton Foreign Equity	0.90% on the first $500 million;
0.85% on assets over $500 million

(1)  The Investment Adviser has contractually agreed to waive 0.01% of the management fee for Invesco Equity and Income.

The Investment Adviser has contractually agreed to waive a portion of the management fee for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, T. Rowe Price Growth Equity and Templeton Foreign Equity in connection with sub-advisory fee reductions for these Portfolios. The waiver is calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date.

In addition, the Investment Adviser has agreed to further waive a portion of the advisory fee for T. Rowe Price Growth Equity. The waiver for T. Rowe Price Growth Equity is based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedule of T. Rowe Price Growth Equity and VY® T. Rowe Price Equity Income Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio's contribution to the amount saved.

For the period ended April 30, 2017, Directed Services LLC waived $1,890, $197,272, $31,264, $22,595, $31,057, $31,285 and $40,153 for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, T. Rowe Price Growth Equity and Templeton Foreign Equity, respectively. From May 1, 2017 to June 30, 2017, Voya Investments waived $953, $98,905, $15,093, $9,955, $15,444, $15,941 and $20,205 for Global Bond, American Century Small-Mid Cap Value, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Comstock, T. Rowe Price Growth Equity and Templeton Foreign Equity, respectively. Termination or modification of these obligations requires approval by the Board.

Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign Equity's purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. The Investment Adviser will waive its management fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity's investment into the Templeton Smaller Companies Fund. There were no such waivers for the six months ended June 30, 2017.

The Company and the Investment Adviser have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio's assets in accordance with the Portfolio's investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
Oppenheimer Global	OppenheimerFunds, Inc.
Pioneer High Yield	Pioneer Investment Management, Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.
Templeton Foreign Equity	Templeton Investment Counsel, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the "Plan"), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio's average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. Termination or modification of this obligation requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Oppenheimer Global	5.86%
	Pioneer High Yield	23.35
	T. Rowe Price Diversified Mid Cap Growth	12.02
Security Life of Denver Insurance Company	Global Bond	6.82
	Columbia Small Cap Value II	5.61
	Pioneer High Yield	23.30
	T. Rowe Price Diversified Mid Cap Growth	5.28
Voya Institutional Trust Company	Global Bond	21.25
	American Century Small-Mid Cap Value	41.20
	Baron Growth	15.21
	Columbia Contrarian Core	8.28
	Columbia Small Cap Value II	12.66
	Invesco Comstock	7.17
	JPMorgan Mid Cap Value	24.28
	Oppenheimer Global	10.70
	T. Rowe Price Diversified Mid Cap Growth	10.44
	T. Rowe Price Growth Equity	19.94
	Templeton Foreign Equity	5.02
Voya Insurance and Annuity Company	Baron Growth	41.42
	Columbia Contrarian Core	80.36
	Columbia Small Cap Value II	44.72
	Invesco Comstock	38.98
	Invesco Equity and Income	59.51
	JPMorgan Mid Cap Value	22.60
	Oppenheimer Global	9.74
	T. Rowe Price Growth Equity	15.77
	Templeton Foreign Equity	63.04
Voya Retirement Insurance and Annuity Company	Global Bond	65.72
	American Century Small-Mid Cap Value	56.24
	Baron Growth	38.59
	Columbia Contrarian Core	8.44
	Columbia Small Cap Value II	32.23
	Invesco Comstock	20.24
	Invesco Equity and Income	33.84
	JPMorgan Mid Cap Value	47.00
	Oppenheimer Global	71.81
	Pioneer High Yield	51.50
	T. Rowe Price Diversified Mid Cap Growth	71.01
	T. Rowe Price Growth Equity	54.98
	Templeton Foreign Equity	26.01
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Solution 2025 Portfolio	Invesco Comstock	5.62%
Voya Solution 2035 Portfolio	Invesco Comstock	7.24
Voya Solution 2045 Portfolio	Invesco Comstock	6.68
Voya Solution Moderately Aggressive Portfolio	Invesco Comstock	5.83

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Investment Adviser may direct the Portfolios' sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio's equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the "Notional Funds"). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors' deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statements of Assets and Liabilities. Deferral of directors' fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios' assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

acquired fund fees and expenses to the levels listed below:

Portfolio Class ADV	Class I	Class R6	Class S	Class S2
Global Bond 1.10%	0.60%	N/A	0.85%	N/A
American Century Small-Mid Cap Value 1.52%	1.02%	N/A	1.27%	1.42%
Baron Growth 1.55%	1.05%	1.05%	1.30%	1.45%
Columbia Contrarian Core(1) N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II 1.65%	1.15%	1.15%	1.40%	1.55%
Invesco Comstock(2) N/A	N/A	N/A	N/A	N/A
Invesco Equity and Income 1.15%	0.65%	N/A	0.90%	1.05%
JPMorgan Mid Cap Value 1.50%	1.00%	N/A	1.25%	1.40%
Oppenheimer Global 1.30%	0.80%	N/A	1.05%	1.20%
Pioneer High Yield N/A	0.71%	N/A	0.96%	N/A
T. Rowe Price Diversified Mid Cap Growth 1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity 1.25%	0.75%	N/A	1.00%	1.15%
Templeton Foreign Equity(3) 1.48%	0.98%	N/A	1.23%	1.38%

(1)  Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.24%, 0.74% and 0.99% for Class ADV, Class I and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(2)  Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.31%, 0.81% and 1.06% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(3)  Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expenses so that the expense limits are 1.42%, 0.92%, 1.17% and 1.32% for Class ADV, Class I, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

At June 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2018	2019	2020	Total
Global Bond	$158,056	$131,443	$148,057	$437,556
American Century Small-Mid Cap Value	438,988	427,442	418,033	1,284,463
Invesco Equity and Income	192,848	267,764	326,111	786,723
Pioneer High Yield	57,788	57,122	69,879	184,789

The Expense Limitation Agreement is contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased credit default swaptions for Global Bond during the period ended June 30, 2017 were as follows:

	USD Notional	Cost
Balance at 12/31/2016	—	$—
Options Purchased	22,500,000	15,750
Options Expired	(22,500,000)	(15,750)
Balance at 06/30/2017	—	$—

Transactions in purchased foreign currency options for Global Bond during the period ended June 30, 2017 were as follows:

	USD Notional	Cost
Balance at 12/31/2016	49,600,000	$630,019
Options Expired	(49,600,000)	(630,019)
Balance at 06/30/2017	—	$—

Transactions in purchased interest rate swaptions for Global Bond during the period ended June 30, 2017 were as follows:

	EURUSD Notional	Notional	Cost
Balance at 12/31/2016	—	848,900,000	$16,806,367
Options Purchased	68,300,000	602,800,000	23,285,984
Options Terminated in Closing Sell Transactions	(45,500,000)	(1,095,800,000)	(33,456,663)
Options Expired	—	(115,700,000)	(1,349,040)
Balance at 06/30/2017	22,800,000	240,200,000	$5,286,648

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 8 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written interest rate swaptions for Global Bond Portfolio during the period ended June 30, 2017 were as follows:

	EURUSD Notional	Premiums Notional	Received
Balance at 12/31/2016	—	541,500,000	$17,710,908
Options Written	1,062,100,000	3,314,000,000	27,020,107
Options Terminated in Closing Purchase Transactions	(76,000,000)	(2,085,100,000)	(35,282,709)
Options Expired	(948,100,000)	(1,552,900,000)	(2,917,352)
Balance at 06/30/2017	38,000,000	217,500,000	$6,530,954

NOTE 9 — LINE OF CREDIT

Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the six months ended June 30, 2017 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Bond	15	$658,467	1.85%
American Century Small-Mid Cap Value	7	1,100,286	1.66
Baron Growth	41	3,302,634	1.79
Columbia Small Cap Value II	1	923,000	1.91
Invesco Comstock	3	1,029,000	1.91
JPMorgan Mid Cap Value	1	1,564,000	1.66
T. Rowe Price Diversified Mid Cap Growth	3	1,390,667	1.86
T. Rowe Price Growth Equity	1	12,436,000	1.66

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class ADV
6/30/17	71,225	—	21,917	(142,351)	(49,209)	744,092	—	230,598	(1,487,211)	(512,521)
12/31/16	107,392	—	33,630	(449,149)	(308,127)	1,108,838	—	354,541	(4,679,862)	(3,216,483)
Class I
6/30/17	251,893	—	180,466	(1,273,702)	(841,343)	2,676,097	—	1,931,815	(13,545,139)	(8,937,227)
12/31/16	653,116	—	274,656	(2,172,158)	(1,244,386)	6,967,143	—	2,946,090	(22,923,095)	(13,009,862)
Class S
6/30/17	209,474	—	40,590	(454,508)	(204,444)	2,221,137	—	434,021	(4,853,189)	(2,198,031)
12/31/16	360,024	—	60,641	(848,014)	(427,349)	3,842,909	—	649,729	(8,875,828)	(4,383,190)
American Century Small-Mid Cap Value
Class ADV
6/30/17	711,335	—	—	(582,221)	129,114	8,745,624	—	—	(7,154,171)	1,591,453
12/31/16	1,295,216	—	795,421	(1,020,127)	1,070,510	14,704,948	—	8,574,642	(11,256,751)	12,022,839
Class I
6/30/17	1,514,872	—	—	(2,471,357)	(956,485)	19,627,934	—	—	(31,835,066)	(12,207,132)
12/31/16	2,512,202	—	1,159,927	(1,514,853)	2,157,276	29,961,101	—	13,188,376	(17,722,536)	25,426,941
Class S
6/30/17	574,871	—	—	(764,015)	(189,144)	7,381,220	—	—	(9,780,536)	(2,399,316)
12/31/16	1,323,919	—	726,242	(1,172,038)	878,123	15,736,354	—	8,162,961	(13,410,822)	10,488,493
Class S2
6/30/17	46,425	—	—	(126,091)	(79,666)	569,918	—	—	(1,552,107)	(982,189)
12/31/16	124,442	—	34,941	(84,336)	75,047	1,385,037	—	375,613	(906,287)	854,363

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Baron Growth
Class ADV
6/30/17	69,932	—	—	(291,540)	(221,608)	1,935,654	—	—	(7,959,481)	(6,023,827)
12/31/16	109,364	—	373,857	(773,995)	(290,774)	2,797,559	—	9,413,716	(19,855,399)	(7,644,124)
Class I
6/30/17	297,176	—	—	(967,009)	(669,833)	8,937,143	—	—	(28,556,571)	(19,619,428)
12/31/16	417,307	—	660,211	(2,285,812)	(1,208,294)	11,410,135	—	17,990,751	(63,974,158)	(34,573,272)
Class R6
6/30/17	48,741	—	—	(21,548)	27,193	1,484,330	—	—	(632,533)	851,797
5/3/16(1)-12/31/16	32,619	—	12	(3)	32,628	891,979	—	324	(76)	892,227
Class S
6/30/17	848,971	—	—	(2,311,358)	(1,462,387)	24,629,434	—	—	(65,803,936)	(41,174,502)
12/31/16	314,847	—	2,153,555	(4,311,981)	(1,843,579)	8,589,723	—	56,573,883	(114,899,359)	(49,735,753)
Class S2
6/30/17	8,347	—	—	(33,259)	(24,912)	229,005	—	—	(957,921)	(728,916)
12/31/16	14,243	—	12,601	(135,840)	(108,996)	365,247	—	318,426	(3,563,475)	(2,879,802)
Columbia Contrarian Core
Class ADV
6/30/17	54,941	—	—	(79,616)	(24,675)	1,215,903	—	—	(1,752,569)	(536,666)
12/31/16	206,108	—	150,661	(172,206)	184,563	4,342,604	—	3,043,357	(3,618,361)	3,767,600
Class I
6/30/17	14,909	—	—	(95,797)	(80,888)	344,719	—	—	(2,187,441)	(1,842,722)
12/31/16	52,290	—	60,396	(91,369)	21,317	1,150,383	—	1,273,754	(2,028,475)	395,662
Class S
6/30/17	26,393	—	—	(1,472,993)	(1,446,600)	599,122	—	—	(33,194,579)	(32,595,457)
12/31/16	510,533	—	1,741,401	(2,286,414)	(34,480)	11,313,446	—	36,064,421	(49,606,442)	(2,228,575)
Columbia Small Cap Value II
Class ADV
6/30/17	255,151	—	—	(324,103)	(68,952)	4,747,855	—	—	(6,043,620)	(1,295,765)
12/31/16	450,766	—	78,116	(352,261)	176,621	7,702,073	—	1,252,201	(5,575,925)	3,378,349
Class I
6/30/17	361,301	—	—	(661,394)	(300,093)	6,899,408	—	—	(12,719,544)	(5,820,136)
12/31/16	733,228	—	120,397	(907,546)	(53,921)	12,450,314	—	1,982,935	(14,937,217)	(503,968)
Class R6
6/30/17	101,251	—	—	(13,065)	88,186	1,949,978	—	—	(253,463)	1,696,515
5/3/16(1)-12/31/16	21,304	—	9	(246)	21,067	397,901	—	148	(4,790)	393,259
Class S
6/30/17	189,442	—	—	(1,222,417)	(1,032,975)	3,661,460	—	—	(23,419,605)	(19,758,145)
12/31/16	411,446	—	358,284	(1,517,722)	(747,992)	7,134,368	—	5,879,446	(25,165,493)	(12,151,679)
Class S2
6/30/17	18,463	—	—	(62,314)	(43,851)	343,158	—	—	(1,164,962)	(821,804)
12/31/16	105,603	—	13,958	(111,844)	7,717	1,735,870	—	222,901	(1,764,798)	193,973
Invesco Comstock
Class ADV
6/30/17	54,475	—	—	(152,440)	(97,965)	955,410	—	—	(2,700,507)	(1,745,097)
12/31/16	137,527	—	43,241	(472,936)	(292,168)	2,173,379	—	738,151	(7,225,279)	(4,313,749)
Class I
6/30/17	569,501	—	—	(2,048,281)	(1,478,780)	10,157,131	—	—	(36,495,113)	(26,337,982)
12/31/16	1,703,584	—	293,404	(3,927,834)	(1,930,846)	25,537,401	—	5,061,532	(62,442,471)	(31,843,538)
Class S
6/30/17	933,050	—	—	(2,581,263)	(1,648,213)	16,631,456	—	—	(45,946,758)	(29,315,302)
12/31/16	441,908	—	394,851	(4,109,040)	(3,272,281)	7,070,423	—	6,796,359	(63,797,475)	(49,930,693)
Invesco Equity and Income
Class ADV
6/30/17	128,528	—	—	(95,359)	33,169	5,790,209	—	—	(4,312,791)	1,477,418
12/31/16	117,019	—	67,141	(272,844)	(88,684)	4,917,985	—	2,783,517	(11,060,798)	(3,359,296)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Invesco Equity and Income (continued)
Class I
6/30/17	116,828	—	—	(678,169)	(561,341)	5,338,659	—	—	(31,220,739)	(25,882,080)
12/31/16	140,124	—	855,589	(2,219,141)	(1,223,428)	6,100,181	—	36,331,776	(93,520,850)	(51,088,893)
Class S
6/30/17	107,190	—	—	(1,581,881)	(1,474,691)	4,891,276	—	—	(72,025,372)	(67,134,096)
12/31/16	168,617	—	979,188	(3,305,136)	(2,157,331)	7,220,022	—	41,073,160	(138,071,848)	(89,778,666)
Class S2
6/30/17	211,622	—	—	(860,124)	(648,502)	9,380,197	—	—	(38,663,786)	(29,283,589)
12/31/16	180,004	—	623,733	(1,523,860)	(720,123)	7,753,829	—	25,770,341	(62,454,115)	(28,929,945)
JPMorgan Mid Cap Value
Class ADV
6/30/17	165,538	—	—	(372,854)	(207,316)	3,315,506	—	—	(7,469,285)	(4,153,779)
12/31/16	379,036	—	496,562	(667,514)	208,084	7,178,861	—	9,110,242	(12,514,259)	3,774,844
Class I
6/30/17	969,645	—	—	(1,436,814)	(467,169)	19,918,043	—	—	(29,528,771)	(9,610,728)
12/31/16	851,179	—	1,156,229	(3,052,791)	(1,045,383)	16,553,193	—	21,801,765	(58,125,339)	(19,770,381)
Class S
6/30/17	181,578	—	—	(2,023,885)	(1,842,307)	3,686,118	—	—	(40,958,428)	(37,272,310)
12/31/16	567,728	—	1,522,331	(3,001,207)	(911,148)	10,935,631	—	28,386,017	(57,184,186)	(17,862,538)
Class S2
6/30/17	15,988	—	—	(33,876)	(17,888)	318,942	—	—	(674,167)	(355,225)
12/31/16	33,702	—	22,547	(68,319)	(12,070)	634,346	—	412,642	(1,286,780)	(239,792)
Oppenheimer Global
Class ADV
6/30/17	175,381	—	—	(446,993)	(271,612)	3,110,823	—	—	(7,879,560)	(4,768,737)
12/31/16	323,960	—	489,979	(1,491,343)	(677,404)	5,108,110	—	7,584,886	(23,882,388)	(11,189,392)
Class I
6/30/17	1,015,364	—	—	(3,434,331)	(2,418,967)	17,965,241	—	—	(62,855,144)	(44,889,903)
12/31/16	763,650	—	5,694,149	(10,331,521)	(3,873,722)	12,607,200	—	91,618,853	(171,064,377)	(66,838,324)
Class S
6/30/17	1,052,411	—	—	(1,270,713)	(218,302)	18,820,038	—	—	(22,362,513)	(3,542,475)
12/31/16	387,945	—	969,834	(3,768,813)	(2,411,034)	6,216,476	—	15,071,216	(60,422,277)	(39,134,585)
Class S2
6/30/17	16,835	—	—	(5,953)	10,882	298,500	—	—	(104,943)	193,557
12/31/16	24,256	—	17,666	(80,329)	(38,407)	380,074	—	267,822	(1,253,624)	(605,728)
Pioneer High Yield
Class I
6/30/17	397,114	—	210,296	(624,001)	(16,591)	4,717,368	—	2,504,090	(7,409,682)	(188,224)
12/31/16	1,586,910	—	437,270	(2,008,093)	16,087	17,733,148	—	4,907,706	(22,326,804)	314,050
Class S
6/30/17	19,160	—	7,652	(85,534)	(58,722)	227,378	—	90,985	(1,008,103)	(689,740)
12/31/16	69,562	—	17,639	(73,088)	14,113	775,358	—	197,859	(810,591)	162,626
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/17	153,930	—	—	(268,276)	(114,346)	1,530,559	—	—	(2,633,810)	(1,103,251)
12/31/16	2,584,781	40,605	703,451	(719,181)	2,609,656	24,893,148	370,917	6,401,403	(6,749,217)	24,916,251
Class I
6/30/17	5,006,309	—	—	(4,324,578)	681,731	52,592,693	—	—	(46,562,741)	6,029,952
12/31/16	1,137,024	—	9,178,005	(9,167,702)	1,147,327	11,584,917	—	90,954,031	(93,257,764)	9,281,184
Class R6
6/30/17	322,407	—	—	(20,476)	301,931	3,498,669	—	—	(220,474)	3,278,195
5/3/16(1)-12/31/16	109,396	—	38	(1,451)	107,983	1,094,354	—	375	(14,630)	1,080,099
Class S
6/30/17	307,770	—	—	(1,422,904)	(1,115,134)	3,270,030	—	—	(14,408,884)	(11,138,854)
12/31/16	504,140	2,987,146	413,338	(1,049,203)	2,855,421	4,984,404	28,812,970	3,968,043	(10,214,524)	27,550,893
Class S2
6/30/17	20,840	—	—	(43,638)	(22,798)	208,324	—	—	(452,181)	(243,857)
12/31/16	104,820	—	59,301	(97,200)	66,921	1,020,404	—	541,416	(928,301)	633,519

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
T. Rowe Price Growth Equity
Class ADV
6/30/17	79,239	—	—	(169,737)	(90,498)	6,528,025	—	—	(13,536,673)	(7,008,648)
12/31/16	200,051	—	335,148	(357,035)	178,164	14,888,541	—	23,966,449	(26,585,574)	12,269,416
Class I
6/30/17	336,422	—	—	(1,630,501)	(1,294,079)	29,422,666	—	—	(142,811,796)	(113,389,130)
12/31/16	735,960	—	1,570,936	(2,578,497)	(271,601)	58,374,400	—	119,705,351	(205,091,631)	(27,011,880)
Class S
6/30/17	216,567	—	—	(786,209)	(569,642)	18,325,324	—	—	(63,016,114)	(44,690,790)
12/31/16	460,280	—	535,295	(1,594,203)	(598,628)	35,025,413	—	39,520,831	(123,258,488)	(48,712,244)
Class S2
6/30/17	7,796	—	—	(13,894)	(6,098)	642,524	—	—	(1,133,795)	(491,271)
12/31/16	58,653	—	14,558	(20,988)	52,223	4,526,323	—	1,051,248	(1,583,046)	3,994,525
Templeton Foreign Equity
Class ADV
6/30/17	184,738	—	—	(208,488)	(23,750)	2,169,807	—	—	(2,440,608)	(270,801)
12/31/16	182,603	—	90,541	(569,378)	(296,234)	1,931,568	—	947,058	(6,081,216)	(3,202,590)
Class I
6/30/17	226,775	—	—	(1,254,058)	(1,027,283)	2,693,962	—	—	(14,924,004)	(12,230,042)
12/31/16	1,373,628	—	570,798	(3,140,085)	(1,195,659)	14,865,872	—	6,016,205	(34,019,056)	(13,136,979)
Class S
6/30/17	328,409	—	—	(4,192,889)	(3,864,480)	3,715,787	—	—	(49,280,968)	(45,565,181)
12/31/16	893,873	—	1,345,871	(8,286,273)	(6,046,529)	9,497,019	—	14,104,724	(88,637,951)	(65,036,208)
Class S2
6/30/17	11,283	—	—	(86,951)	(75,668)	132,712	—	—	(997,395)	(864,683)
12/31/16	34,034	—	7,353	(54,647)	(13,260)	361,756	—	76,613	(588,127)	(149,758)

(1)  Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the "Agreement") with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

The following is a summary of each respective Portfolio's securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$226,119	$(226,119)	$—
Barclays Capital Inc.	583,835	(583,835)	—
Goldman Sachs & Co.	2,149	(2,149)	—
J.P. Morgan Securities LLC	201,086	(201,086)	—
Morgan Stanley & Co. LLC	452,306	(452,306)	—
Nomura Securities International, Inc.	426,857	(426,857)	—
Wells Fargo Securities LLC	150,512	(150,512)	—
Total	$2,042,864	$(2,042,864)	$—

(1)  Collateral with a fair value of $2,097,263 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$591,523	$(591,523)	$—
Barclays Bank PLC	420,922	(420,922)	—
Barclays Capital Inc.	57,941	(57,941)	—
Deutsche Bank Securities Inc.	155,883	(155,883)	—
Goldman Sachs & Co.	732,359	(732,359)	—
J.P. Morgan Securities LLC	2,011,743	(2,011,743)	—
Janney Montgomery Scott LLC	12,530	(12,530)	—
Jefferies LLC	22,011	(22,011)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	39,116	(39,116)	—
Morgan Stanley & Co. LLC	1,134,778	(1,134,778)	—
National Financial Services LLC	206,627	(206,627)	—
Natixis Securities America LLC	329,912	(329,912)	—
Nomura Securities International, Inc.	123,844	(123,844)	—
RBC Capital Markets, LLC	50,374	(50,374)	—
RBC Dominion Securities Inc	1,287,021	(1,287,021)	—
SG Americas Securities, LLC	320,584	(320,584)	—
Scotia Capital (USA) INC	1,119,900	(1,119,900)	—
UBS AG	48,522	(48,522)	—
UBS Securities LLC.	453,348	(453,348)	—
Wells Fargo Securities LLC	112,848	(112,848)	—
BNP Paribas Prime Brokerage Intl Ltd	301,373	(301,373)	—
Barclays Bank PLC	609,789	(609,789)	—
Barclays Capital Inc.	56,875	(56,875)	—
Credit Suisse Securities (USA) LLC	1,219,929	(1,219,929)	—
Goldman Sachs & Co.	2,596,393	(2,596,393)	—
Janney Montgomery Scott LLC	2,201	(2,201)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,690,117	(1,690,117)	—
Morgan Stanley & Co. LLC	204,621	(204,621)	—
Nomura Securities International, Inc.	119,616	(119,616)	—
SG Americas Securities, LLC	118,208	(118,208)	—
Scotia Capital (USA) INC	48,208	(48,208)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
UBS AG	$776,172	$(776,172)	$—
Wells Fargo Securities LLC	146,962	(146,962)	—
Total	$17,122,250	$(17,122,250)	$—

(1)  Collateral with a fair value of $17,572,716 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$879,820	$(879,820)	$—
BNP Paribas	20,778,595	(20,778,595)	—
Citadel Clearing LLC	1,593,243	(1,593,243)	—
Citigroup Global Markets Inc.	545,442	(545,442)	—
Deutsche Bank Securities Inc.	206,170	(206,170)	—
J.P. Morgan Securities LLC	2,757,164	(2,757,164)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	26,777,255	(26,777,255)	—
Morgan Stanley & Co. LLC	215,427	(215,427)	—
Nomura Securities International, Inc.	20,668,101	(20,668,101)	—
Total	$74,421,217	$(74,421,217)	$—

(1)  Collateral with a fair value of $76,001,659 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,376,416	$(1,376,416)	$—
Cantor Fitzgerald & Co	1,889,368	(1,889,368)	—
Citigroup Global Markets Inc.	696,706	(696,706)	—
Goldman Sachs & Co.	500,000	(500,000)	—
Morgan Stanley & Co. LLC	3,107,808	(3,107,808)	—
Natixis Securities America LLC	46,076	(46,076)	—
RBC Dominion Securities Inc	5,652,861	(5,652,861)	—
Wells Fargo Securities LLC	59,823	(59,823)	—
Total	$13,329,058	$(13,329,058)	$—

(1)  Collateral with a fair value of $13,646,036 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Oppenheimer Global

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage, Inc.	$96,659	$(96,659)	$—
Barclays Capital Inc.	2,260,844	(2,260,844)	—
CIBC World Markets INC	1,314,373	(1,314,373)	—
Citadel Clearing LLC	384,169	(384,169)	—
Citigroup Global Markets Limited	1,412,219	(1,412,219)	—
Citigroup Global Markets Inc.	563,745	(563,745)	—
Deutsche Bank, AG	7,313	(7,313)	—
Goldman Sachs & Co.	5,258,023	(5,258,023)	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$4,976,685	$(4,976,685)	$—
J.P. Morgan Securities LLC	4,929,865	(4,929,865)	—
JP Morgan Securities, Plc.	112,749	(112,749)	—
Morgan Stanley & Co. International PLC	744,537	(744,537)	—
Morgan Stanley & Co. LLC	4,137,463	(4,137,463)	—
Natixis Securities America LLC	391,339	(391,339)	—
RBC Dominion Securities Inc	2,608,223	(2,608,223)	—
SG Americas Securities, LLC	2,559,709	(2,559,709)	—
Scotia Capital (USA) INC	2,782	(2,782)	—
Total	$31,760,697	$(31,760,697)	$—

(1)  Collateral with a fair value of $32,788,898 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$389,274	$(389,274)	$—
CIBC World Markets INC	1,354,226	(1,354,226)	—
Citadel Clearing LLC	1,054,420	(1,054,420)	—
Citigroup Global Markets Inc.	980,572	(980,572)	—
Credit Suisse Securities (USA) LLC	699,276	(699,276)	—
Deutsche Bank Securities Inc.	956,161	(956,161)	—
Goldman Sachs & Co.	6,923,574	(6,923,574)	—
HSBC Bank PLC	1,727,926	(1,727,926)	—
J.P. Morgan Securities LLC	3,853,255	(3,853,255)	—
Jefferies LLC	3,936	(3,936)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	66,408	(66,408)	—
Morgan Stanley & Co. LLC	2,416,433	(2,416,433)	—
National Financial Services LLC	1,299,107	(1,299,107)	—
Natixis Securities America LLC	515,129	(515,129)	—
Nomura Securities International, Inc.	25,673	(25,673)	—
RBC Capital Markets, LLC	41,827	(41,827)	—
RBC Dominion Securities Inc	2,553,916	(2,553,916)	—
SG Americas Securities, LLC	120,490	(120,490)	—
Scotia Capital (USA) INC	8,149,462	(8,149,462)	—
UBS AG	24,864	(24,864)	—
UBS Securities LLC.	4,485,559	(4,485,559)	—
Wells Fargo Securities LLC	1,580,297	(1,580,297)	—
Total	$39,221,785	$(39,221,785)	$—

(1)  Collateral with a fair value of $40,125,803 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Growth Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$22,863	$(22,863)	$—
Barclays Capital Inc.	568,827	(568,827)	—
CIBC World Markets INC	9,029	(9,029)	—
Citigroup Global Markets Inc.	4,527,413	(4,527,413)	—
Credit Suisse Securities (USA) LLC	1,480,236	(1,480,236)	—
Goldman Sachs & Co.	4,543,645	(4,543,645)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
J.P. Morgan Securities LLC	$12,105,986	$(12,105,986)	$—
Jefferies LLC	58,840	(58,840)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	547,023	(547,023)	—
Morgan Stanley & Co. LLC	1,447,712	(1,447,712)	—
National Financial Services LLC	1,803,413	(1,803,413)	—
Natixis Securities America LLC	64,800	(64,800)	—
Nomura Securities International, Inc.	7,120	(7,120)	—
RBC Dominion Securities Inc	1,044,384	(1,044,384)	—
SG Americas Securities, LLC	71,691	(71,691)	—
Scotia Capital (USA) INC	2,562,268	(2,562,268)	—
UBS AG	2,110,161	(2,110,161)	—
UBS Securities LLC.	77,321	(77,321)	—
Wells Fargo Securities LLC	178,346	(178,346)	—
Total	$33,231,078	$(33,231,078)	$—

(1)  Collateral with a fair value of $33,948,637 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Templeton Foreign Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (Europe) Limited	$2,286,956	$(2,286,956)	$—
Merrill Lynch, Pierce, Fenner & Smith Inc.	4,496,995	(4,496,995)	—
Morgan Stanley & Co. LLC	502,645	(502,645)	—
Total	$7,286,596	$(7,286,596)	$—

(1)  Collateral with a fair value of $7,539,938 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower's discretion. Funded portions of the credit agreements are presented in the Summary Portfolio of Investments. At June 30, 2017, there were no unfunded loan commitments.

NOTE 13 — FOREIGN WITHHOLDING CLAIMS

Templeton Foreign Equity had filed claims to recover taxes withheld by Poland and Spain on dividend income on the basis that Poland and Spain had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The claims were filed based on the premise that the imposition of a withholding tax by a European Union member state on dividends paid to a nonresident company, including the Portfolio, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 13 — FOREIGN WITHHOLDING CLAIMS (continued)

In May 2017, the Portfolio received payment, including interest, of approximately $1,295,708 of taxes withheld in

Poland from 2005-2008. In June 2017, the Portfolio received payment, including interest, of approximately $516,855 of taxes withheld in Spain from 2006-2010. Polish and Spanish withholding tax claims received are disclosed in the statement of operations.

NOTE 14 — REORGANIZATIONS

On August 26, 2016, T. Rowe Price Diversified Mid Cap Growth ("Acquiring Portfolio") acquired all of the assets of, and assumed all of the liabilities of VY® Fidelity® VIP Mid Cap Portfolio ("Acquired Portfolio"), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on August 9, 2016. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value.

Assuming the acquisition had been completed on January 1, 2016, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio's pro forma results of operations for the year ended December 31, 2016, are as follows:

Net investment income	$2,396,290
Net realized and unrealized gain on investments	$57,917,138
Net increase in net assets resulting from operations	$60,313,428

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio's statement of operations since August 26, 2016. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio's Capital Loss Carryforwards (000s)	Acquired Portfolio's Unrealized Appreciation (000s)	Portfolios' Conversion Ratio
$29,184	$850,426	$—	$—	1.3397

The net assets of the Acquiring Portfolio after the acquisition were $879,610,125.

NOTE 15 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	Ordinary Income	Ordinary Income	Long-term Capital Gains	Return of Capital
Global Bond	$2,596,434	$2,115,667	$—	$1,834,693
American Century Small-Mid Cap Value	—	11,518,051	18,783,541	—
Baron Growth	—	—	84,297,100	—
Columbia Contrarian Core	—	11,518,396	28,863,136	—
Columbia Small Cap Value II	—	604,001	8,733,630	—
Invesco Comstock	—	12,596,042	—	—
Invesco Equity and Income	—	31,417,763	74,541,031	—
JPMorgan Mid Cap Value	—	5,185,326	54,525,340	—
Oppenheimer Global	—	19,489,360	95,053,417	—
Pioneer High Yield	2,595,075	5,105,565	—	—
T. Rowe Price Diversified Mid Cap Growth	—	7,800,802	94,064,466	—
T. Rowe Price Growth Equity	—	—	184,243,879	—
Templeton Foreign Equity	—	21,144,600	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 15 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios' pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards
	Ordinary Income	Capital Gains	(Depreciation)	Amount	Character	Expiration
Global Bond	$—	$—	$(8,552,280)	$(1,072,763)	Long-term	None
American Century Small-Mid Cap Value	9,418,708	8,906,091	43,537,839	—	—	—
Baron Growth	5,824,967	84,257,199	375,458,379	—	—	—
Columbia Contrarian Core	3,181,986	18,673,466	39,957,612	—	—	—
Columbia Small Cap Value II	714,975	8,813,326	53,715,958	—	—	—
Invesco Comstock	2,108,439	—	78,768,959	(82,863,600)	Short-term	2017
Invesco Equity and Income	7,133,101	41,913,978	167,778,265	—	—	—
JPMorgan Mid Cap Value	4,644,397	50,367,921	134,563,637	—	—	—
Oppenheimer Global	16,341,117	2,474,881	526,042,813	—	—	—
Pioneer High Yield	3,470,733	—	1,441,044	(12,856,704)	Short-term	2017
				(572,999)	Short-term	None
				(4,246,952)	Long-term	None
				$(17,676,655)
T. Rowe Price Diversified Mid Cap Growth	9,271,794	64,237,585	192,390,478	—	—	—
T. Rowe Price Growth Equity	565,364	172,932,777	317,568,618	—	—	—
Templeton Foreign Equity	11,632,131	—	65,435,887	(133,709,136)	Short-term	2017
				(762,548)	Short-term	None
				(2,658,823)	Long-term	None
				$(137,130,507)

The Portfolios' major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2017, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 16 — SUBSEQUENT EVENTS

Sub-adviser name change: Effective, July 3, 2017, the name of Pioneer Investment Management, Inc. changed to Amundi Pioneer Asset Management, Inc. coinciding with its acquisition by Amundi S.A.

Dividends: Subsequent to June 30, 2017, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0173	$—	$—	August 1, 2017	Daily
Class I	$0.0222	$—	$—	August 1, 2017	Daily
Class S	$0.0199	$—	$—	August 1, 2017	Daily
American Century Small-Mid Cap Value
Class ADV	$0.1181	$0.1962	$0.3225	August 7, 2017	August 3, 2017
Class I	$0.1678	$0.1962	$0.3225	August 7, 2017	August 3, 2017
Class S	$0.1411	$0.1962	$0.3225	August 7, 2017	August 3, 2017
Class S2	$0.1222	$0.1962	$0.3225	August 7, 2017	August 3, 2017

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 16 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Baron Growth
Class ADV	$0.1635	$—	$3.4014	August 7, 2017	August 3, 2017
Class I	$0.3070	$—	$3.4014	August 7, 2017	August 3, 2017
Class R6	$0.3071	$—	$3.4014	August 7, 2017	August 3, 2017
Class S	$0.2312	$—	$3.4014	August 7, 2017	August 3, 2017
Class S2	$0.1118	$—	$3.4014	August 7, 2017	August 3, 2017
Columbia Contrarian Core
Class ADV	$0.1955	$—	$1.3621	August 7, 2017	August 3, 2017
Class I	$0.2949	$—	$1.3621	August 7, 2017	August 3, 2017
Class S	$0.2337	$—	$1.3621	August 7, 2017	August 3, 2017
Columbia Small Cap Value II
Class ADV	$0.0321	$—	$0.7912	August 7, 2017	August 3, 2017
Class I	$0.1083	$—	$0.7912	August 7, 2017	August 3, 2017
Class R6	$0.1084	$—	$0.7912	August 7, 2017	August 3, 2017
Class S	$0.0584	$—	$0.7912	August 7, 2017	August 3, 2017
Class S2	$0.0376	$—	$0.7912	August 7, 2017	August 3, 2017
Invesco Comstock
Class ADV	$0.0802	$—	$—	August 7, 2017	August 3, 2017
Class I	$0.0802	$—	$—	August 7, 2017	August 3, 2017
Class S	$0.0802	$—	$—	August 7, 2017	August 3, 2017
Invesco Equity and Income
Class ADV	$0.0926	$—	$1.1345	August 7, 2017	August 3, 2017
Class I	$0.2918	$—	$1.1345	August 7, 2017	August 3, 2017
Class S	$0.1681	$—	$1.1345	August 7, 2017	August 3, 2017
Class S2	$0.1120	$—	$1.1345	August 7, 2017	August 3, 2017
JPMorgan Mid Cap Value
Class ADV	$0.0068	$0.1539	$1.7876	August 7, 2017	August 3, 2017
Class I	$0.0068	$0.1539	$1.7876	August 7, 2017	August 3, 2017
Class S	$0.0068	$0.1539	$1.7876	August 7, 2017	August 3, 2017
Class S2	$0.0068	$0.1539	$1.7876	August 7, 2017	August 3, 2017
Oppenheimer Global
Class ADV	$0.1292	$—	$0.0310	August 7, 2017	August 3, 2017
Class I	$0.2168	$—	$0.0310	August 7, 2017	August 3, 2017
Class S	$0.1730	$—	$0.0310	August 7, 2017	August 3, 2017
Class S2	$0.1566	$—	$0.0310	August 7, 2017	August 3, 2017
Pioneer High Yield
Class I	$0.0493	$—	$—	August 1, 2017	Daily
Class S	$0.0467	$—	$—	August 1, 2017	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0250	$0.0433	$0.7597	August 7, 2017	August 3, 2017
Class I	$0.0708	$0.0433	$0.7597	August 7, 2017	August 3, 2017
Class R6	$0.0708	$0.0433	$0.7597	August 7, 2017	August 3, 2017
Class S	$0.0496	$0.0433	$0.7597	August 7, 2017	August 3, 2017
Class S2	$0.0354	$0.0433	$0.7597	August 7, 2017	August 3, 2017
T. Rowe Price Growth Equity
Class ADV	$—	$—	$9.4870	August 7, 2017	August 3, 2017
Class I	$0.0492	$—	$9.4870	August 7, 2017	August 3, 2017
Class S	$—	$—	$9.4870	August 7, 2017	August 3, 2017
Class S2	$—	$—	$9.4870	August 7, 2017	August 3, 2017
Templeton Foreign Equity
Class ADV	$0.1923	$—	$—	August 7, 2017	August 3, 2017
Class I	$0.2492	$—	$—	August 7, 2017	August 3, 2017
Class S	$0.2168	$—	$—	August 7, 2017	August 3, 2017
Class S2	$0.1803	$—	$—	August 7, 2017	August 3, 2017

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED)

Geographic Diversification
as of June 30, 2017
(as a percentage of net assets)

United States(1)	74.0%
Cayman Islands	3.4%
Italy	3.0%
Spain	1.9%
Germany	1.7%
United Kingdom	1.3%
Netherlands	1.0%
France	0.8%
Brazil	0.8%
Japan	0.6%
Countries between 0.0% - 0.4%^	2.4%
Assets in Excess of Other Liabilities*	9.1%
Net Assets	100.0%

* Includes short-term investments and purchased options.

(1) Includes 23.0% total investment in Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya High Yield Bond Fund.

^ Includes 12 countries, which each represents 0.0% - 0.4% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.1%
		Brazil: 0.5%
900,000	L	Petrobras Global Finance BV, 8.750%, 05/23/26	$1,037,250	0.5
		Canada: 0.3%
235,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	224,331	0.1
324,000		Other Securities	335,250	0.2
			559,581	0.3
		China: 0.3%
601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	620,016	0.3
		France: 0.8%
287,000	#	BPCE SA, 5.150%, 07/21/24	307,100	0.2
226,000	#	Electricite de France SA, 2.350%, 10/13/20	226,963	0.1
940,000	#	SFR Group SA, 6.000%, 05/15/22	984,650	0.4
294,000		Other Securities	296,688	0.1
			1,815,401	0.8
		Guernsey: 0.3%
716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	722,050	0.3
Principal Amount†				Value	Percentage of Net Assets
			Ireland: 0.3%
	652,000		Other Securities	$670,399	0.3
			Japan: 0.6%
	790,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	791,365	0.4
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	201,555	0.1
	300,000		Other Securities	311,888	0.1
				1,304,808	0.6
			Luxembourg: 0.2%
	350,000	#	Altice Financing SA, 6.625%, 02/15/23	372,204	0.2
	130,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	134,875	0.0
				507,079	0.2
			Mexico: 0.0%
MXN	1,135,592		Other Securities(a)	6,740	0.0
			Netherlands: 1.0%
	690,000		Shell International Finance BV, 3.250%, 05/11/25	704,576	0.3
	361,000		Shell International Finance BV, 4.000%, 05/10/46	358,092	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Netherlands (continued)
	300,000	#	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	$283,632	0.1
	766,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	728,968	0.3
	269,000		Other Securities	289,235	0.1
				2,364,503	1.0
			Norway: 0.2%
	380,000		Other Securities	376,690	0.2
			South Africa: 0.0%
ZAR	1,000,000		Other Securities	80,670	0.0
			Sweden: 0.1%
	298,000	#	Nordea Bank AB, 5.500%, 09/29/49	303,215	0.1
			Switzerland: 0.3%
	400,000	#	Credit Suisse AG, 6.500%, 08/08/23	450,760	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	294,125	0.1
				744,885	0.3
			United Kingdom: 1.3%
	230,000	#	Anglo American Capital PLC, 4.750%, 04/10/27	236,854	0.1
	239,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	270,767	0.1
	1,002,000		Santander UK PLC, 2.375%, 03/16/20	1,008,208	0.5
	400,000	#	Standard Chartered PLC, 4.300%, 02/19/27	403,183	0.2
	200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	208,912	0.1
	813,000		Other Securities	823,049	0.3
				2,950,973	1.3
			United States: 16.9%
	762,000		21st Century Fox America, Inc., 4.500%-5.400%, 02/15/21-10/01/43	845,102	0.4
Principal Amount†			Value	Percentage of Net Assets
195,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$204,019	0.1
986,000		Anheuser-Busch InBev Finance, Inc., 2.650%-3.300%, 02/01/21-02/01/23	1,009,223	0.4
1,024,000		AT&T, Inc., 3.000%-5.450%, 06/30/22-03/01/47	1,067,908	0.5
1,361,000		Bank of America Corp., 3.300%-4.100%, 01/11/23-08/01/25	1,419,084	0.6
300,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	313,500	0.1
540,000	#	Calpine Corp., 6.000%, 01/15/22	560,250	0.2
1,048,000		Citigroup, Inc., 4.000%-5.500%, 08/05/24-09/13/25	1,119,331	0.5
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	764,930	0.3
185,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	185,000	0.1
562,000	#	Cox Communications, Inc., 2.950%, 06/30/23	548,817	0.2
777,000		CVS Health Corp., 2.800%, 07/20/20	791,560	0.3
177,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	186,745	0.1
480,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	521,465	0.2
313,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	345,393	0.2
1,026,000		Energy Transfer L.P., 4.900%, 02/01/24	1,084,216	0.5
385,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	399,919	0.2
200,000	#	First Data Corp., 5.750%, 01/15/24	208,500	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	240,666	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	687,539	0.3
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	820,957	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
115,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	$117,875	0.0
294,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	296,060	0.1
570,000		Huntington National Bank, 2.200%, 11/06/18	571,766	0.3
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/19	1,123,825	0.5
570,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	537,225	0.2
835,000		JPMorgan Chase & Co., 2.550%-6.000%, 03/01/21-12/29/49	874,845	0.4
372,000		Morgan Stanley, 3.750%, 02/25/23	387,098	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	645,924	0.3
625,000		Netflix, Inc., 5.750%, 03/01/24	683,594	0.3
175,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	182,000	0.1
200,000	#	Novelis Corp., 5.875%, 09/30/26	206,500	0.1
110,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	121,481	0.1
400,000	#	Post Holdings, Inc., 5.000%, 08/15/26	400,000	0.2
175,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	181,344	0.1
95,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	95,819	0.0
195,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	201,337	0.1
235,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	240,288	0.1
272,000		Time Warner Cable LLC, 5.875%, 11/15/40	304,523	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/36	599,140	0.3
Principal Amount†			Value	Percentage of Net Assets
380,000	#	Univision Communications, Inc., 5.125%, 02/15/25	$377,625	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	477,225	0.2
568,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	576,760	0.3
500,000		Verizon Communications, Inc., 4.125%-5.012%, 03/16/27-08/21/54	506,145	0.2
599,000		Wells Fargo & Co., 4.100%, 06/03/26	620,275	0.3
14,344,000		Other Securities(b)	14,599,399	6.4
			38,252,197	16.9
		Total Corporate Bonds/Notes (Cost $50,775,396)	52,316,457	23.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.7%
		United States: 14.7%
678,430		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/35	680,521	0.3
146,333		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 3.223%, 05/25/35	145,715	0.0
423,077		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	391,784	0.2
26,807	#	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 1.720%, 01/27/37	104,088	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.616%, 01/25/24	114,520	0.1
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	338,352	0.2
400,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.216%, 07/25/24	426,812	0.2
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.216%, 10/25/29	$514,124	0.2
200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.066%, 11/25/29	203,051	0.1
92,469	^	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/32	21,582	0.0
45,903	^	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/33	10,736	0.0
191,547	^	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/24	33,988	0.0
29,742	^	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/28	6,813	0.0
159,384	^	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/32	37,884	0.0
39,519	^	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/33	8,530	0.0
38,787	^	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/33	9,469	0.0
47,835	^	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/33	10,390	0.0
20,324	^	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/35	3,752	0.0
21,518	^	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/35	4,638	0.0
615,593	^	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/43	106,101	0.1
957,621	^	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/33	136,093	0.1
15,842		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/29	17,603	0.0
22,932		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/29	25,730	0.0
20,659		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/32	23,192	0.0
Principal Amount†			Value	Percentage of Net Assets
95,846	^	Fannie Mae REMIC Trust 2002-12 SB, 6.534%, 07/25/31	$20,114	0.0
54,323	^	Fannie Mae REMIC Trust 2002-2 SW, 6.534%, 02/25/32	11,705	0.0
25,247		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/32	28,783	0.0
9,674		Fannie Mae REMIC Trust 2002-29 F, 2.216%, 04/25/32	9,912	0.0
35,283	^	Fannie Mae REMIC Trust 2002-41 S, 6.734%, 07/25/32	7,046	0.0
2,977		Fannie Mae REMIC Trust 2002-64 FJ, 2.216%, 04/25/32	3,050	0.0
6,428		Fannie Mae REMIC Trust 2002-68 FH, 1.709%, 10/18/32	6,459	0.0
1,084,350	^	Fannie Mae REMIC Trust 2002-77 JS, 6.791%, 12/18/32	230,450	0.1
28,873		Fannie Mae REMIC Trust 2002-84 FB, 2.216%, 12/25/32	29,549	0.0
28,869		Fannie Mae REMIC Trust 2003-11 FA, 2.216%, 09/25/32	29,545	0.0
6,058		Fannie Mae REMIC Trust 2003-116 FA, 1.616%, 11/25/33	6,066	0.0
36,458	^	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/33	9,312	0.0
29,392	^	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/33	6,962	0.0
22,823	^	Fannie Mae REMIC Trust 2003-52 NS, 5.884%, 06/25/23	2,147	0.0
150,596	^	Fannie Mae REMIC Trust 2004-56 SE, 6.334%, 10/25/33	32,590	0.0
41,007		Fannie Mae REMIC Trust 2005-25 PS, 22.809%, 04/25/35	67,906	0.0
18,766	^	Fannie Mae REMIC Trust 2005-40 SB, 5.534%, 05/25/35	2,981	0.0
95,416		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/25	99,267	0.0
121,579		Fannie Mae REMIC Trust 2005-74 DK, 19.136%, 07/25/35	194,917	0.1
154,966		Fannie Mae REMIC Trust 2005-87 SB, 19.374%, 10/25/35	254,408	0.1
335,644		Fannie Mae REMIC Trust 2006-104 ES, 27.370%, 11/25/36	597,536	0.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
19,351		Fannie Mae REMIC Trust 2006-11 PS, 20.108%, 03/25/36	$30,792	0.0
54,172		Fannie Mae REMIC Trust 2006-46 SW, 19.740%, 06/25/36	84,299	0.0
309,701	^	Fannie Mae REMIC Trust 2006-51 SA, 5.354%, 06/25/36	55,438	0.0
99,094	^	Fannie Mae REMIC Trust 2006-90 SX, 6.014%, 09/25/36	19,471	0.0
11,598,591	^	Fannie Mae REMIC Trust 2007-116 DI, 4.724%, 01/25/38	1,970,079	0.9
96,804	^	Fannie Mae REMIC Trust 2007-88 XI, 5.324%, 06/25/37	18,665	0.0
1,406,006	^	Fannie Mae REMIC Trust 2007-89 SB, 5.334%, 09/25/37	269,372	0.1
2,591,665	^	Fannie Mae REMIC Trust 2007-94 SG, 5.234%, 10/25/37	468,055	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 18.864%, 10/25/40	576,084	0.3
182,222		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/40	191,960	0.1
4,638,673	^	Fannie Mae REMIC Trust 2011-55 SK, 5.344%, 06/25/41	895,643	0.4
3,660,281	^	Fannie Mae REMIC Trust 2011-86 NS, 4.734%, 09/25/41	570,184	0.3
2,734,793	^	Fannie Mae REMIC Trust 2012-10 US, 5.234%, 02/25/42	401,100	0.2
1,824,192	^	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/42	273,696	0.1
6,066,743	^	Fannie Mae REMIC Trust 2012-133 PS, 4.984%, 03/25/42	872,308	0.4
2,809,807	^	Fannie Mae REMIC Trust 2012-144 SB, 4.884%, 01/25/43	658,527	0.3
3,391,027	^	Fannie Mae REMIC Trust 2012-27 SB, 4.764%, 11/25/41	469,743	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, 05/25/43	28,287	0.0
1,890,559	^	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/33	258,408	0.1
Principal Amount†			Value	Percentage of Net Assets
11,473,373	^	Freddie Mac 3502 DL, 4.841%, 01/15/39	$1,902,581	0.8
58,981		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/22	64,677	0.0
33,414		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/24	36,540	0.0
72,686		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/26	81,714	0.0
11,977	^	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/28	2,754	0.0
64,721	^	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/28	13,931	0.0
30,411		Freddie Mac REMIC Trust 2122 F, 1.609%, 02/15/29	30,498	0.0
102,232	^	Freddie Mac REMIC Trust 2134 SB, 6.541%, 03/15/29	17,524	0.0
112,584	^	Freddie Mac REMIC Trust 2136 SG, 6.491%, 03/15/29	20,270	0.0
146,714	^	Freddie Mac REMIC Trust 2177 SB, 7.791%, 08/15/29	31,770	0.0
15,584		Freddie Mac REMIC Trust 2344 FP, 2.109%, 08/15/31	16,012	0.0
8,081		Freddie Mac REMIC Trust 2412 GF, 2.109%, 02/15/32	8,303	0.0
61,631		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/32	69,439	0.0
45,930		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/32	53,716	0.0
8,622		Freddie Mac REMIC Trust 2464 FI, 2.159%, 02/15/32	8,828	0.0
8,844		Freddie Mac REMIC Trust 2470 LF, 2.159%, 02/15/32	9,055	0.0
12,324		Freddie Mac REMIC Trust 2471 FD, 2.159%, 03/15/32	12,621	0.0
10,019		Freddie Mac REMIC Trust 2504 FP, 1.659%, 03/15/32	10,072	0.0
38,869		Freddie Mac REMIC Trust 2551 LF, 1.659%, 01/15/33	39,046	0.0
116,543		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/23	124,118	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
494,372		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/34	$540,188	0.2
423,542		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/34	461,903	0.2
78,052		Freddie Mac REMIC Trust 3001 HT, 8.000%, 05/15/35	88,672	0.0
91,331	^	Freddie Mac REMIC Trust 3004 SB, 4.991%, 07/15/35	11,928	0.0
18,741		Freddie Mac REMIC Trust 3025 SJ, 20.501%, 08/15/35	29,073	0.0
1,204,555	^	Freddie Mac REMIC Trust 3223 S, 4.791%, 10/15/36	161,531	0.1
3,231,592	^	Freddie Mac REMIC Trust 3505 SA, 4.841%, 01/15/39	537,698	0.2
3,612,961	^	Freddie Mac REMIC Trust 3702 S, 3.291%, 05/15/36	338,202	0.2
3,404,254	^	Freddie Mac REMIC Trust 3710 SL, 4.841%, 05/15/36	214,790	0.1
407,110	^	Freddie Mac REMIC Trust 3803 SG, 5.441%, 08/15/28	14,306	0.0
3,776,339	^	Freddie Mac REMIC Trust 3925 SD, 4.891%, 07/15/40	494,304	0.2
1,842,930	^	Freddie Mac REMIC Trust 4136 SW, 5.091%, 11/15/32	322,933	0.2
796,660	^	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/43	147,303	0.1
12,282,795	^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	2,183,998	1.0
1,448,186	^	Freddie Mac Series 4120 IK, 3.000%, 10/15/32	193,301	0.1
530,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 5.716%, 02/25/24	619,443	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.216%, 08/25/24	436,919	0.2
Principal Amount†			Value	Percentage of Net Assets
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	$377,660	0.2
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	115,219	0.1
119,314		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 3.416%, 03/25/25	120,722	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.809%, 12/25/29	601,850	0.3
526,743		Ginnie Mae Series 2007-8 SP, 18.118%, 03/20/37	774,670	0.3
3,827,706	^	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	198,379	0.1
2,971,673	^	Ginnie Mae Series 2010-68 MS, 4.638%, 06/20/40	456,323	0.2
2,065,078	^	Ginnie Mae Series 2012-97 SC, 5.528%, 07/16/41	370,681	0.2
763,910		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.426%, 04/25/46	677,140	0.3
702,667		JP Morgan Mortgage Trust 2005-A4 B1, 3.480%, 07/25/35	629,345	0.3
129,413		JP Morgan Mortgage Trust 2007-A1 7A1, 3.466%, 07/25/35	128,927	0.0
9,548,950	^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.136%, 08/25/45	341,465	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	United States (continued)
63,006	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.937%, 10/25/36	$60,880	0.0
1,013,278	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.808%, 12/25/36	962,228	0.4
240,694	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.887%, 08/25/46	221,803	0.1
478,376	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.953%, 12/25/36	456,494	0.2
135,529	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.763%, 04/25/37	120,044	0.1
163,789	Wells Fargo Alternative Loan 2007-PA2 2A1, 1.646%, 06/25/37	130,144	0.1
74,100	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.185%, 02/25/34	75,771	0.0
203,732	Wells Fargo Mortgage Backed Securities 2006-8 A15 Trust, 6.000%, 07/25/36	205,660	0.1
264,362	Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 3.048%, 10/25/36	257,247	0.1
57,020	Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 3.048%, 10/25/36	55,485	0.0
Principal Amount†			Value	Percentage of Net Assets
	324,286	Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.329%, 05/25/36	$311,779	0.2
	312,045	Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 3.174%, 04/25/36	306,946	0.1
	5,932,299	Other Securities	2,920,091	1.3
		Total Collateralized Mortgage Obligations (Cost $31,382,050)	33,365,198	14.7
STRUCTURED PRODUCTS: 0.0%
		Russia: 0.0%
RUB	5,352,217	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	40,044	0.0
		Total Structured Products (Cost $191,033)	40,044	0.0
U.S. TREASURY OBLIGATIONS: 8.8%
		U.S. Treasury Bonds: 1.0%
	2,276,000	3.000%, due 02/15/47	2,352,371	1.0
		U.S. Treasury Notes: 7.8%
	1,342,000	1.250%, due 03/31/19	1,339,352	0.6
	872,000	1.250%, due 06/30/19	869,718	0.4
	891,000	1.500%, due 06/15/20	889,748	0.4
	7,416,000	2.000%, due 06/30/24	7,349,664	3.2
	6,774,000	2.375%, due 05/15/27	6,818,722	3.0
	369,000	1.250%-2.125%, due 05/31/19-03/31/24	361,887	0.2
			17,629,091	7.8
		Total U.S. Treasury Obligations (Cost $20,011,085)	19,981,462	8.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
		Federal Home Loan Mortgage Corporation##: 0.6%
1,348,862		4.000%-6.500%, due 01/01/20-05/01/46	$1,425,675	0.6
		Federal National Mortgage Association##: 0.6%
1,282,365		2.500%-7.500%, due 09/01/19-05/01/45	1,392,857	0.6
		Government National Mortgage Association: 0.1%
68,220		5.000%-6.500%, due 04/15/34-02/20/35	76,428	0.1
		Total U.S. Government Agency Obligations (Cost $2,832,970)	2,894,960	1.3
COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.9%
		United States: 8.9%
7,040,000	^	BANK 2017-BNK5 XA, 1.107%, 06/15/60	543,219	0.2
450,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.676%, 06/10/49	455,674	0.2
390,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.676%, 06/10/49	395,892	0.2
8,891,954	^	Banc of America Commercial Mortgage Trust 2017-BNK3 XA, 1.300%, 02/15/50	721,016	0.3
2,075,546	^	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.696%, 02/15/50	225,741	0.1
8,020,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	344,694	0.1
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	450,716	0.2
Principal Amount†			Value	Percentage of Net Assets
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.897%, 04/12/38	$132,253	0.1
422,853	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	428,092	0.2
1,879,052	^	CD 2016-CD1 Mortgage Trust XA, 1.575%, 08/10/49	182,099	0.1
9,008,471	^	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.944%, 12/10/54	521,579	0.2
3,493,763	^	COMM 2012-CR1 XA, 2.060%, 05/15/45	258,847	0.1
10,324,806	#,^	COMM 2012-LTRT XA, 1.015%, 10/05/30	415,896	0.2
6,440,637	^	COMM 2013-LC6 XA, 1.804%, 01/10/46	317,085	0.1
14,386,359	^	COMM 2014-CR16 XA, 1.354%, 04/10/47	722,864	0.3
3,961,845	^	COMM 2014-UBS3 XA, 1.478%, 06/10/47	231,170	0.1
570,000		COMM 2016-COR1 C, 4.542%, 10/10/49	571,132	0.3
4,478,211	^	COMM 2016-CR28 XA, 0.374%, 02/10/49	186,141	0.1
263,358	#	Commercial Mortgage Trust 2004-GG1 F, 6.591%, 06/10/36	263,828	0.1
7,447	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	7,427	0.0
290,000	#	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	235,540	0.1
2,169,951	#,^	DBUBS 2011-LC1A XA, 0.927%, 11/10/46	40,881	0.0
210,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	221,648	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
3,560,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.793%, 11/25/44	$502,259	0.2
8,484,641	^	Freddie Mac Multifamily Structured Pass Through Certificates K018 X1, 1.528%, 01/25/22	428,021	0.2
9,030,492	^	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 2.118%, 08/25/18	135,542	0.0
29,023,305	^	Freddie Mac Multifamily Structured Pass Through Certificates K710 X1, 1.872%, 05/25/19	797,061	0.3
4,423,190	^	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.675%, 08/25/40	146,569	0.1
41,625,365	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	146,754	0.1
5,371	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.462%, 05/10/43	5,373	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	89,045	0.0
2,402,594	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.429%, 05/10/45	176,262	0.1
660,000		JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/47	707,658	0.3
Principal Amount†			Value	Percentage of Net Assets
735,971	#	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	$739,419	0.3
13,594,327	^	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.212%, 11/15/47	639,549	0.3
250,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	240,687	0.1
213,187		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	213,027	0.1
2,940,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	49,713	0.0
134,949	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.758%, 10/15/37	134,603	0.1
270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.510%, 06/12/41	275,109	0.1
300,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	302,191	0.1
7,097,910	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.826%, 06/15/45	373,468	0.2
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	360,791	0.2
360,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	358,981	0.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		United States (continued)
50,000		LB-UBS Commercial Mortgage Trust 2006-C4 C, 6.062%, 06/15/38	$50,019	0.0
780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.062%, 06/15/38	780,121	0.3
3,497,618	#,^	LSTAR Commercial Mortgage Trust 2017-5 X, 1.393%, 03/10/50	195,269	0.1
361,980	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	263,057	0.1
310,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.375%, 10/15/42	303,874	0.2
570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	611,802	0.3
460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	490,990	0.2
290,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	282,639	0.1
5,459,581	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.088%, 08/10/49	435,432	0.2
4,995,372	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.154%, 10/15/45	380,279	0.2
7,191,015	^	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.190%, 12/15/49	438,897	0.2
3,506,819	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	266,397	0.1
1,427,101	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	72,807	0.0
Principal Amount†				Value	Percentage of Net Assets
	10,534,384	^	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.373%, 03/15/47	$558,969	0.3
	409,658		Other Securities	414,031	0.2
			Total Commercial Mortgage-Backed Securities (Cost $20,107,471)	20,240,099	8.9
FOREIGN GOVERNMENT BONDS: 7.3%
			Brazil: 0.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	668,718	0.3
			Germany: 1.7%
EUR	590,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	879,515	0.4
EUR	410,000		Bundesrepublik Deutschland, 0.000%-2.000%, 08/15/23-08/15/26	453,595	0.2
EUR	2,190,000		Bundesschatzanweisungen, -0.610%, 12/14/18	2,523,342	1.1
				3,856,452	1.7
			Indonesia: 0.0%
IDR	1,589,000,000		Other Securities	120,956	0.0
			Italy: 3.0%
EUR	4,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	6,754,192	3.0
			Russia: 0.4%
RUB	51,720,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	867,773	0.4
			Spain: 1.9%
EUR	3,500,000	#	Spain Government Bond, 1.950%, 04/30/26	4,205,269	1.9
			Total Foreign Government Bonds (Cost $16,353,209)	16,473,360	7.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 3.8%
		Cayman Islands: 3.4%
350,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	$352,213	0.2
240,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	240,760	0.1
210,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	210,012	0.1
370,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	369,996	0.2
250,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	250,030	0.1
250,000	#	Babson CLO Ltd. 2014-IA BR, 3.356%, 07/20/25	250,002	0.1
510,000	#	BlueMountain CLO 2012-2A BR, 3.072%, 11/20/28	511,380	0.2
330,000	#	BlueMountain CLO 2014-4A B1R, 3.050%, 11/30/26	330,262	0.2
300,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	300,297	0.1
640,000	#	Bristol Park CLO Ltd. 2016-1A B, 3.058%, 04/15/29	643,165	0.3
290,000	#	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 3.056%, 01/20/29	290,882	0.1
250,000	#	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.320%, 07/27/26	250,471	0.1
250,000	#	Cedar Funding II CLO Ltd. 2013-1A CR, 3.639%, 06/09/30	250,000	0.1
500,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	499,994	0.2
520,000	#	Dryden 33 Senior Loan Fund 2014-33A BR, 3.008%, 10/15/28	521,565	0.2
1,300,000	#	Madison Park Funding Ltd. 2007-6A C, 2.167%, 07/26/21	1,292,912	0.6
Principal Amount†			Value	Percentage of Net Assets
250,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.258%, 04/15/26	$250,033	0.1
250,000	#	Palmer Square CLO 2015-2A BR Ltd., 3.707%, 07/20/30	250,000	0.1
420,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	424,179	0.2
250,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	250,007	0.1
			7,738,160	3.4
		United States: 0.4%
366,873		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.076%, 03/25/36	275,137	0.1
640,000	#	OHA Loan Funding Ltd. 2016-1A B1, 2.956%, 01/20/28	641,461	0.3
			916,598	0.4
		Total Asset-Backed Securities (Cost $8,615,531)	8,654,758	3.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
48,071		Other Securities(b)	$21,947	0.0
		Total Common Stock (Cost $1,298,013)	21,947	0.0
MUTUAL FUNDS: 23.0%
		United States: 23.0%
1,040,317		Voya Emerging Markets Corporate Debt Fund - Class P	10,403,168	4.6
1,581,468		Voya Emerging Markets Hard Currency Debt Fund - Class P	15,450,946	6.8
3,047,105		Voya Emerging Markets Local Currency Debt Fund - Class P	23,340,824	10.3
346,262		Voya High Yield Bond Fund - Class P	2,828,962	1.3
		Total Mutual Funds (Cost $58,199,568)	52,023,900	23.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 1.7%
		OTC Interest Rate Swaptions: 1.7%
11,400,000	@	Call on 30-Year Interest Rate Swap, Receive a fixed rate equal to 1.315% and pay a floating rate based on the 6-month EUR-EURIBOR, Exp. 04/10/37 Counterparty: Morgan Stanley Capital Services LLC	$1,498,814	0.7
61,100,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.522%, Exp. 09/29/17 Counterparty: Goldman Sachs International	264,788	0.1
47,400,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.551%, Exp. 07/12/17 Counterparty: Morgan Stanley Capital Services LLC	780	0.0
86,200,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.574%, Exp. 07/12/17 Counterparty: Bank of America N.A.	766	0.0
# of Contracts			Value	Percentage of Net Assets
45,500,000	@	Put on 30-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.850%, Exp. 07/06/17 Counterparty: JPMorgan Chase Bank N.A.	$1	0.0
11,400,000	@	Put on 30-Year Interest Rate Swap, Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 1.315%, Exp. 04/10/37 Counterparty: Morgan Stanley Capital Services LLC	2,031,860	0.9
			3,797,009	1.7
		Total Purchased Options (Cost $5,286,648)	3,797,009	1.7
		Total Long-Term Investments (Cost $215,052,974)	209,809,194	92.6
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.3%
		Corporate Bonds/Notes: 0.5%
537,000		Allergan Funding SCS, 2.350%, 03/12/18	$539,341	0.2
265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	269,606	0.1
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	361,978	0.2
			1,170,925	0.5
		Commercial Paper: 0.9%
2,000,000		Kroger Co., 1.404%, 07/03/17 (Cost $1,999,855)	1,999,766	0.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	U.S. Government Agency Obligations: 0.0%
1,850	Freddie Mac, 5.500%, 01/01/18	$1,863	0.0
70	Freddie Mac, 6.500%, 04/01/18	71	0.0
		1,934	0.0
	Securities Lending Collateralcc: 0.9%
4,092	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.14%, due 07/03/17 (Repurchase Amount $4,092, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,174, due 07/28/17-09/09/49)	4,092	0.0
85,743	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $85,751, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $87,458, due 07/15/17-05/20/67)	85,743	0.0
4,981	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $4,981, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $5,081, due 07/15/17-01/15/37)	4,981	0.0
Principal Amount†			Value	Percentage of Net Assets
2,447		Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.18%, due 07/03/17 (Repurchase Amount $2,447, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $2,496, due 07/07/17-01/15/30)	$2,447	0.0
1,000,000		NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,000,099, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	1,000,000	0.5
	1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.4
			2,097,263	0.9
		Collateralized Mortgage Obligations: 0.0%
221,751	^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18 (Cost $3,374)	1,888	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
			Foreign Government Bonds: 0.0%
EUR	10,000	Z	Bundesschatzanweisungen, -0.690%, 12/15/17 (Cost $11,081)	$11,457	0.0
			U.S. Treasury Obligations: 0.1%
	209,000		United States Treasury Note, 0.625%, 06/30/18 (Cost $207,943)	207,686	0.1
Shares				Value	Percentage of Net Assets
			Mutual Funds: 6.9%
	15,709,000		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $15,709,000)	$15,709,000	6.9
			Total Short-Term Investments (Cost $21,194,033)	21,199,919	9.3
			Total Investments in Securities (Cost $236,247,007)	$231,009,113	101.9
			Liabilities in Excess of Other Assets	(4,355,244)	(1.9)
			Net Assets	$226,653,869	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2017.

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

(a)  The grouping contains securities in default.

(b)  This grouping contains securities on loan.

BRL  Brazilian Real

EUR  EU Euro

IDR  Indonesian Rupiah

MXN  Mexican Peso

RUB  Russian Ruble

ZAR  South African Rand

Cost for federal income tax purposes is $236,000,167.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,840,498
Gross Unrealized Depreciation	(9,831,552)
Net Unrealized Depreciation	$(4,991,054)
Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	23.0%
Collateralized Mortgage Obligations	14.7
Commercial Mortgage-Backed Securities	8.9
U.S. Treasury Obligations	8.8
Financial	8.3
Foreign Government Bonds	7.3
Communications	4.5
Other Asset-Backed Securities	3.8
Consumer, Non-cyclical	3.1
Energy	2.7
Purchased Options	1.7
Utilities	1.5
U.S. Government Agency Obligations	1.3
Consumer, Cyclical	1.0
Technology	1.0
Industrial	0.6
Basic Materials	0.4
Structured Products	0.0
Materials	0.0
Consumer Discretionary	0.0
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
United States	$21,947	$—	$—	$21,947
Total Common Stock	21,947	—	—	21,947
Mutual Funds	52,023,900	—	—	52,023,900
Purchased Options	—	3,797,009	—	3,797,009
Corporate Bonds/Notes	—	52,309,717	6,740	52,316,457
Collateralized Mortgage Obligations	—	33,365,198	—	33,365,198
Structured Products	—	—	40,044	40,044
Short-Term Investments	15,709,000	5,490,919	—	21,199,919
Asset-Backed Securities	—	8,654,758	—	8,654,758
Foreign Government Bonds	—	16,473,360	—	16,473,360
Commercial Mortgage-Backed Securities	—	20,240,099	—	20,240,099
U.S. Government Agency Obligations	—	2,894,960	—	2,894,960
U.S. Treasury Obligations	—	19,981,462	—	19,981,462
Total Investments, at fair value	$67,754,847	$163,207,482	$46,784	$231,009,113
Other Financial Instruments+
Centrally Cleared Swaps	—	6,414,301	—	6,414,301
Forward Foreign Currency Contracts	—	2,348,728	—	2,348,728
Futures	120,834	—	—	120,834
Total Assets	$67,875,681	$171,970,511	$46,784	$239,892,976
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(2,537,955)	$—	$(2,537,955)
Forward Foreign Currency Contracts	—	(1,039,922)	—	(1,039,922)
Futures	(684,982)	—	—	(684,982)
Written Options	—	(5,036,709)	—	(5,036,709)
Total Liabilities	$(684,982)	$(8,614,586)	$—	$(9,299,568)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,627,000	ZAR	21,835,690	Barclays Bank PLC	07/14/17	$(38,960)
USD	437,908	CZK	10,337,488	Barclays Bank PLC	07/14/17	(14,433)
CZK	1,611,185	USD	67,000	Barclays Bank PLC	07/14/17	3,501
USD	408,000	NOK	3,458,348	Barclays Bank PLC	07/28/17	(6,459)
USD	334,000	NOK	2,804,561	Barclays Bank PLC	07/28/17	(2,107)
EUR	43,792,124	USD	49,093,520	Barclays Bank PLC	07/28/17	991,508
CAD	10,930,430	USD	8,261,657	Barclays Bank PLC	07/28/17	171,276
DKK	6,741,468	USD	1,016,553	Barclays Bank PLC	07/28/17	20,406
CHF	678,432	USD	710,000	Barclays Bank PLC	07/28/17	(1,319)
SEK	10,449,838	USD	1,201,023	Barclays Bank PLC	07/28/17	41,176
GBP	7,764,068	USD	9,891,472	Barclays Bank PLC	07/28/17	229,327
USD	4,806,187	JPY	534,373,000	Barclays Bank PLC	09/20/17	38,635
USD	2,280,212	JPY	253,524,000	Barclays Bank PLC	09/20/17	18,330
USD	43,979	JPY	4,889,830	Barclays Bank PLC	09/20/17	354
KRW	3,175,658,700	USD	2,828,011	Barclays Bank PLC	09/22/17	(51,761)
USD	1,825,264	TRY	6,870,238	CitiBank N.A.	07/14/17	(121,710)
CZK	11,239,058	USD	448,892	CitiBank N.A.	07/14/17	42,900
ZAR	4,888,810	USD	363,000	CitiBank N.A.	07/14/17	9,993
USD	380,872	RON	1,620,684	CitiBank N.A.	07/14/17	(25,312)
ILS	1,035,992	USD	285,098	CitiBank N.A.	07/14/17	12,008

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,834,962	USD	8,220,158	CitiBank N.A.	07/28/17	$104,708
USD	3,179,000	CAD	4,124,668	CitiBank N.A.	07/28/17	(3,221)
EUR	131,617	USD	150,000	CitiBank N.A.	07/28/17	530
USD	1,544,543	CLP	1,035,461,840	CitiBank N.A.	08/11/17	(13,599)
CLP	630,035,000	USD	940,000	CitiBank N.A.	08/11/17	8,064
USD	1,462,666	COP	4,271,936,773	CitiBank N.A.	08/11/17	68,815
USD	605,475	PEN	1,993,223	CitiBank N.A.	08/11/17	(6,101)
USD	3,100,709	BRL	9,792,040	CitiBank N.A.	08/11/17	169,955
JPY	507,048,000	USD	4,525,206	CitiBank N.A.	09/20/17	(1,442)
JPY	260,977,955	USD	2,329,127	CitiBank N.A.	09/20/17	(742)
JPY	1,068,746,000	USD	9,538,143	CitiBank N.A.	09/20/17	(3,039)
MYR	3,229,102	USD	758,005	CitiBank N.A.	09/21/17	(9,740)
USD	1,739,421	THB	59,261,900	CitiBank N.A.	09/22/17	(5,192)
USD	2,016,448	IDR	27,066,780,271	CitiBank N.A.	09/22/17	3,627
USD	482,876	ZAR	6,710,240	Deutsche Bank AG	07/14/17	(29,084)
HUF	353,918,368	USD	1,253,260	Deutsche Bank AG	07/14/17	56,138
USD	268,000	RON	1,109,607	Deutsche Bank AG	07/14/17	(10,095)
USD	4,238,000	NZD	5,785,689	Deutsche Bank AG	07/28/17	188
USD	539,000	SEK	4,629,317	Deutsche Bank AG	07/28/17	(11,299)
USD	234,000	EUR	208,914	Deutsche Bank AG	07/28/17	(4,935)
USD	1,987,000	NOK	16,667,810	Deutsche Bank AG	07/28/17	(10,522)
CHF	275,661	USD	284,389	Goldman Sachs International	07/28/17	3,563
USD	9,001,000	GBP	7,053,510	Goldman Sachs International	09/29/17	(211,038)
USD	225,147	PLN	900,016	HSBC Bank USA N.A.	07/14/17	(17,717)
USD	1,999,805	RUB	115,286,357	HSBC Bank USA N.A.	07/14/17	49,188
USD	990,623	HUF	286,495,812	HSBC Bank USA N.A.	07/14/17	(69,331)
USD	89,933	MXN	1,699,710	HSBC Bank USA N.A.	08/11/17	(3,120)
SGD	648,988	USD	469,756	HSBC Bank USA N.A.	09/22/17	2,235
HKD	762,813	USD	98,073	HSBC Bank USA N.A.	09/22/17	(151)
ZAR	308,542	USD	23,000	JPMorgan Chase Bank N.A.	07/14/17	540
USD	157,000	RUB	8,965,987	JPMorgan Chase Bank N.A.	07/14/17	5,298
USD	264,154	CZK	6,174,988	JPMorgan Chase Bank N.A.	07/14/17	(6,047)
USD	135,000	CZK	3,227,684	JPMorgan Chase Bank N.A.	07/14/17	(6,235)
AUD	568,442	USD	431,000	JPMorgan Chase Bank N.A.	07/28/17	5,753
USD	519,000	CHF	503,627	JPMorgan Chase Bank N.A.	07/28/17	(7,083)
EUR	5,627,604	USD	6,432,000	JPMorgan Chase Bank N.A.	07/28/17	4,288
GBP	1,561,564	USD	2,028,000	JPMorgan Chase Bank N.A.	07/28/17	7,566
GBP	624,308	USD	808,000	JPMorgan Chase Bank N.A.	07/28/17	5,812
USD	870,000	AUD	1,132,133	JPMorgan Chase Bank N.A.	07/28/17	144
NZD	6,799,291	USD	4,960,495	JPMorgan Chase Bank N.A.	07/28/17	19,744
USD	617,961	NOK	5,231,356	JPMorgan Chase Bank N.A.	07/28/17	(8,981)
USD	730,000	AUD	955,501	JPMorgan Chase Bank N.A.	07/28/17	(4,144)
GBP	599,612	USD	770,000	JPMorgan Chase Bank N.A.	07/28/17	11,620
USD	425,000	MXN	8,052,159	JPMorgan Chase Bank N.A.	08/11/17	(15,829)
USD	113,495	PHP	5,648,082	JPMorgan Chase Bank N.A.	09/22/17	2,356
USD	1,553,000	PLN	5,872,115	Morgan Stanley & Co. International PLC	07/14/17	(31,554)
USD	1,408,000	CAD	1,834,244	Morgan Stanley & Co. International PLC	07/28/17	(7,137)
SEK	2,857,398	USD	339,000	Morgan Stanley & Co. International PLC	07/28/17	666
CAD	749,247	USD	566,000	Morgan Stanley & Co. International PLC	07/28/17	12,052
USD	759,000	AUD	999,960	Morgan Stanley & Co. International PLC	07/28/17	(9,303)
JPY	3,937,266,251	USD	35,315,492	Morgan Stanley & Co. International PLC	07/28/17	(271,180)
USD	2,312,000	JPY	256,088,125	Morgan Stanley & Co. International PLC	09/20/17	27,241
USD	2,319,895	JPY	253,524,000	Morgan Stanley & Co. International PLC	09/20/17	58,013
USD	4,889,830	JPY	534,373,000	Morgan Stanley & Co. International PLC	09/20/17	122,278
HUF	199,726,560	USD	720,000	The Bank of New York Mellon	07/14/17	18,932
						$1,308,806

At June 30, 2017, the following futures contracts were outstanding for Voya Global Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	11	09/15/17	$1,092,837	$(15,748)
Australia 3-Year Bond	36	09/15/17	3,089,384	(18,550)
Canada 10-Year Bond	26	09/20/17	2,817,936	(87,040)
CBOE Volatility Index	88	07/19/17	1,084,600	(36,080)
Euro-Bobl 5-Year	68	09/07/17	10,228,659	(102,919)
Euro-Bund	46	09/07/17	8,504,489	(157,355)
Euro-Buxl® 30-year German Government Bond	27	09/07/17	5,042,648	(92,116)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Schatz	107	09/07/17	$13,669,221	$(35,722)
Long Gilt	35	09/27/17	5,724,231	(116,849)
Short Gilt	16	09/27/17	2,159,994	(11,916)
U.S. Treasury 2-Year Note	34	09/29/17	7,347,719	(10,687)
U.S. Treasury Long Bond	16	09/20/17	2,459,000	22,345
U.S. Treasury Ultra Long Bond	16	09/20/17	2,654,000	47,718
			$65,874,718	$(614,919)
Short Contracts
Japan 10-Year Bond (TSE)	(4)	09/12/17	(5,338,431)	13,913
U.S. Treasury 10-Year Note	(84)	09/20/17	(10,544,625)	18,206
U.S. Treasury 5-Year Note	(64)	09/29/17	(7,541,500)	17,378
U.S. Treasury Ultra 10-Year Note	(70)	09/20/17	(9,436,875)	1,274
			$(32,861,431)	$50,771

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	2.960%	11/21/2044	CAD	1,000,000	$82,694	$78,240
Pay	6-month EUR-EURIBOR	0.285	03/16/2022	EUR	15,200,000	41,498	34,708
Pay	6-month EUR-EURIBOR	0.261	03/17/2022	EUR	7,600,000	10,856	8,104
Pay	6-month EUR-EURIBOR	0.263	03/24/2022	EUR	11,400,000	15,840	11,713
Pay	6-month EUR-EURIBOR	0.253	03/29/2022	EUR	22,800,000	16,496	8,936
Pay	6-month EUR-EURIBOR	0.234	03/30/2022	EUR	5,300,000	(1,592)	(3,054)
Pay	6-month EUR-EURIBOR	0.156	04/07/2022	EUR	3,800,000	(18,055)	(18,044)
Pay	6-month EUR-EURIBOR	0.121	04/19/2022	EUR	7,600,000	(53,052)	(51,812)
Pay	6-month EUR-EURIBOR	0.294	02/10/2023	EUR	2,400,000	(9,711)	(8,756)
Pay	6-month EUR-EURIBOR	0.325	02/16/2023	EUR	100,000	(218)	(183)
Pay	6-month EUR-EURIBOR	1.509	03/15/2047	EUR	10,200,000	(79,651)	(102,088)
Pay	6-month EUR-EURIBOR	1.627	04/13/2047	EUR	6,400,000	(362,203)	(350,330)
Pay	6-month EUR-EURIBOR	1.394	04/26/2047	EUR	4,200,000	(171,197)	(169,836)
Pay	6-month EUR-EURIBOR	1.456	05/08/2047	EUR	3,200,000	(74,133)	(75,380)
Pay	6-month EUR-EURIBOR	1.457	05/12/2047	EUR	4,400,000	(100,695)	(102,073)
Pay	6-month EUR-EURIBOR	1.430	05/22/2047	EUR	2,100,000	(64,335)	(64,862)
Pay	6-month EUR-EURIBOR	1.430	05/05/2067	EUR	2,700,000	(62,938)	(62,878)
Pay	6-month GBP-LIBOR	2.899	08/22/2044	GBP	2,000,000	769,224	909,701
Pay	6-month JPY-LIBOR	(0.165)	07/14/2018	JPY	619,500,000	(11,411)	(12,716)
Pay	6-month JPY-LIBOR	(0.105)	03/07/2021	JPY	750,000,000	(44,703)	(46,499)
Pay	6-month JPY-LIBOR	(0.199)	07/14/2021	JPY	512,300,000	(52,107)	(55,639)
Pay	6-month JPY-LIBOR	(0.020)	03/07/2023	JPY	750,000,000	(54,944)	(55,351)
Pay	6-month JPY-LIBOR	0.754	05/21/2024	JPY	1,855,000,000	674,532	655,658
Pay	6-month JPY-LIBOR	0.558	02/24/2025	JPY	1,084,559,370	273,848	249,093
Pay	6-month JPY-LIBOR	(0.092)	07/14/2026	JPY	652,900,000	(172,515)	(180,741)
Pay	6-month JPY-LIBOR	0.387	03/02/2031	JPY	7,700,000	(395)	(326)
Pay	6-month JPY-LIBOR	0.360	03/03/2031	JPY	867,000,000	(72,849)	(64,653)
Pay	6-month JPY-LIBOR	0.623	03/02/2036	JPY	6,200,000	(71)	(7)
Pay	6-month JPY-LIBOR	0.585	03/03/2036	JPY	693,000,000	(50,349)	(42,544)
Pay	6-month JPY-LIBOR	1.289	02/04/2045	JPY	1,015,000,000	1,139,936	1,093,972
Pay	3-month USD-LIBOR	1.837	04/04/2031	USD	1,500,000	(93,037)	(93,037)
Pay	3-month USD-LIBOR	2.036	04/04/2046	USD	900,000	(85,066)	(85,066)
Receive	6-month EUR-EURIBOR	(0.123)	02/11/2019	EUR	200,000	(185)	(173)
Receive	6-month EUR-EURIBOR	(0.095)	02/16/2019	EUR	100,000	(141)	(135)
Receive	6-month EUR-EURIBOR	0.056	02/10/2021	EUR	100,000	110	99
Receive	6-month EUR-EURIBOR	0.300	03/15/2022	EUR	51,600,000	(184,050)	(157,782)
Receive	6-month EUR-EURIBOR	0.300	03/23/2022	EUR	15,200,000	(51,734)	(44,522)
Receive	6-month EUR-EURIBOR	0.189	04/04/2022	EUR	6,100,000	17,735	18,464
Receive	6-month EUR-EURIBOR	1.143	02/04/2046	EUR	500,000	54,108	50,785
Receive	6-month EUR-EURIBOR	1.487	03/20/2047	EUR	1,500,000	21,191	23,708
Receive	6-month EUR-EURIBOR	1.408	03/29/2047	EUR	1,400,000	50,826	51,408
Receive	6-month EUR-EURIBOR	1.270	04/19/2047	EUR	3,000,000	227,570	220,750
Receive	6-month EUR-EURIBOR	1.308	04/24/2047	EUR	1,500,000	97,600	95,262
Receive	6-month EUR-EURIBOR	1.810	05/03/2047	EUR	3,300,000	80,785	80,224
Receive	6-month EUR-EURIBOR	1.470	05/09/2047	EUR	9,700,000	184,814	189,876
Receive	6-month EUR-EURIBOR	1.439	06/12/2047	EUR	7,800,000	219,656	221,873
Receive	6-month EUR-EURIBOR	1.257	04/13/2067	EUR	6,300,000	372,170	360,530
See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month EUR-EURIBOR	1.465%	06/15/2067	EUR	2,200,000	$34,209	$34,844
Receive	6-month JPY-LIBOR	(0.030)	03/02/2023	JPY	15,400,000	1,200	1,209
Receive	6-month JPY-LIBOR	(0.044)	03/03/2023	JPY	1,733,000,000	147,163	147,789
Receive	6-month JPY-LIBOR	0.119	03/02/2026	JPY	10,900,000	877	837
Receive	6-month JPY-LIBOR	0.103	03/03/2026	JPY	1,231,000,000	114,098	109,275
Receive	6-month JPY-LIBOR	0.373	03/07/2031	JPY	350,000,000	24,354	21,096
Receive	6-month JPY-LIBOR	0.178	07/14/2036	JPY	326,600,000	251,838	261,108
Receive	6-month JPY-LIBOR	1.443	02/24/2045	JPY	468,636,765	(695,710)	(666,322)
Receive	6-month JPY-LIBOR	0.233	07/14/2046	JPY	172,300,000	250,942	261,442
Receive	3-month USD-LIBOR	0.702	04/04/2018	USD	36,500,000	172,786	172,786
Receive	3-month USD-LIBOR	0.826	04/04/2019	USD	13,000,000	153,300	153,300
Receive	3-month USD-LIBOR	0.900	09/14/2019	USD	5,000,000	72,707	72,707
Receive	3-month USD-LIBOR	0.983	10/31/2019	USD	5,000,000	68,496	68,496
Receive	3-month USD-LIBOR	1.689	03/07/2020	USD	7,000,000	(12,150)	(12,150)
Receive	3-month USD-LIBOR	1.079	04/04/2021	USD	7,500,000	185,207	185,207
Receive	3-month USD-LIBOR	1.113	10/11/2021	USD	3,500,000	100,747	100,747
Receive	3-month USD-LIBOR	1.964	03/07/2022	USD	2,000,000	(10,996)	(10,996)
Receive	3-month USD-LIBOR	1.853	07/05/2022	USD	5,000,000	—	—
Receive	3-month USD-LIBOR	1.313	04/04/2023	USD	6,000,000	208,399	208,399
Receive	3-month USD-LIBOR	1.980	12/05/2023	USD	3,500,000	4,189	4,188
Receive	3-month USD-LIBOR	1.454	10/11/2026	USD	1,200,000	74,718	74,718
Receive	3-month USD-LIBOR	1.719	11/14/2026	USD	2,500,000	101,082	101,082
Receive	3-month USD-LIBOR	2.188	04/04/2046	USD	900,000	71,967	71,967
Receive	3-month USD-LIBOR	2.528	07/05/2047	USD	4,500,000	—	—
						$3,799,575	$3,876,346

At June 30, 2017, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index			Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap	Bank of America N.A.	2.051%	Pay	USD	-	LIBOR	3-month 07/12/2017	USD	86,200,000	$241,360	$(8,363)
Call on 10-Year Interest Rate Swap	Goldman Sachs International	2.022%	Pay		3-month USD-LIBOR		09/29/2017	USD	61,100,000	226,070	(205,935)
Call on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.051%	Pay		3-month USD-LIBOR		07/12/2017	USD	47,400,000	286,770	(4,598)
Call on 20-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	1.700%	Pay		6-month EUR-EURIBOR		04/12/2027	EUR	19,000,000	2,546,377	(1,979,943)
Put on 20-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	1.700%	Receive		6-month EUR-EURIBOR		04/12/2027	EUR	19,000,000	2,546,377	(2,813,161)
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.610%	Receive		3-month USD-LIBOR		07/06/2017	USD	22,800,000	684,000	(24,709)
								Total Written Swaptions		$6,530,954	$(5,036,709)

Currency Abbreviations

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — EU Euro

GBP — British Pound

HKD — Hong Kong Sar Dollar

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PEN — Peruvian Nuevo Sol

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian New Leu

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund — Class P	$9,840,467	$235,950	$—	$326,751	$10,403,168	$235,950	$—	$—
Voya Emerging Markets Hard Currency Debt Fund — Class P	14,492,650	329,546	—	628,750	15,450,946	329,546	—	—
Voya Emerging Markets Local Currency Debt Fund — Class P	21,177,722	265,511	—	1,897,591	23,340,824	265,511	—	—
Voya High Yield Bond Fund — Class P	2,701,759	83,314	—	43,889	2,828,962	83,314	—	—
	$48,212,598	$914,321	$—	$2,896,981	$52,023,900	$914,321	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives
Interest rate contracts	Investments in securities at value*	$3,797,009
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,348,728
Interest rate contracts	Net Assets — Unrealized appreciation**	120,834
Interest rate contracts	Net Assets — Unrealized appreciation***	6,414,301
Total Asset Derivatives		$12,680,872
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,039,922
Interest rate contracts	Net Assets — Unrealized depreciation**	648,902
Equity contracts	Net Assets — Unrealized depreciation**	36,080
Interest rate contracts	Net Assets — Unrealized depreciation***	2,537,955
Interest rate contracts	Written options, at fair value	5,036,709
Total Liability Derivatives		$9,299,568

*  Includes purchased options.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

***  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VOYA GLOBAL BOND PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Equity contracts $—	$—	$(36,017)	$—	$—	$(36,017)
Credit Contracts (15,750)	—	—	287,627	—	271,877
Foreign exchange contracts (630,019)	67,589	—	—	—	(562,430)
Interest rate contracts (2,817,400)	—	263,192	(9,798,975)	8,227,811	(4,125,372)
Total $(3,463,169)	$67,589	$227,175	$(9,511,348)	$8,227,811	$(4,451,942)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Equity contracts $—	$—	$(106,112)	$—	$—	$(106,112)
Credit contracts —	—	—	(155,131)	—	(155,131)
Foreign exchange contracts 71,430	4,717,717	—	—	—	4,789,147
Interest rate contracts (4,331,560)	—	(660,868)	4,360,935	3,825,205	3,193,712
Total $(4,260,130)	$4,717,717	$(766,980)	$4,205,804	$3,825,205	$7,721,616

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	Bank of America N.A.	Barclays Bank PLC	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Morgan Stanley & International Co. PLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$766	$—	$—	$—	$264,788	$—	$1	$3,531,454	$—	$—	$3,797,009
Forward foreign currency contracts	—	1,514,513	420,600	56,326	3,563	51,423	63,121	—	220,250	18,932	2,348,728
Total Assets	$766	$1,514,513	$420,600	$56,326	$268,351	$51,423	$63,122	$3,531,454	$220,250	$18,932	$6,145,737
Liabilities:
Forward foreign currency contracts	$—	$115,039	$190,098	$65,935	$211,038	$90,319	$48,319	$—	$319,174	$—	$1,039,922
Written options	8,363	—	—	—	205,935	—	24,709	4,797,702	—	—	5,036,709
Total Liabilities	$8,363	$115,039	$190,098	$65,935	$416,973	$90,319	$73,028	$4,797,702	$319,174	$—	$6,076,631
Net OTC derivative instruments by counterparty, at fair value	$(7,597)	$1,399,474	$230,502	$(9,609)	$(148,622)	$(38,896)	$(9,906)	$(1,266,248)	$(98,924)	$18,932	$69,106
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$(230,502)	$—	$—	$—	$—	$1,130,000	$—	$—	$899,498
Net Exposure(1)(2)	$(7,597)	$1,399,474	$—	$(9,609)	$(148,622)	$(38,896)	$(9,906)	$(136,248)	$(98,924)	$18,932	$968,604

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)  At June 30, 2017, the Portfolio received $1,233,000 and $1,840,000 from Citibank N.A. and Morgan Stanley & Co. International PLC, respectively. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Financials	24.6%
Industrials	14.5%
Energy	10.3%
Information Technology	8.6%
Health Care	8.0%
Consumer Discretionary	6.8%
Utilities	6.1%
Real Estate	6.0%
Consumer Staples	5.4%
Materials	5.0%
Exchange-Traded Funds	1.7%
Telecommunication Services	0.8%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 6.8%
23,053		Advance Auto Parts, Inc.	$2,687,749	0.7
89,156	L	Honda Motor Co., Ltd. ADR	2,441,983	0.7
871,526		Other Securities(a)	19,589,372	5.4
			24,719,104	6.8
		Consumer Staples: 5.4%
110,987		Conagra Brands, Inc.	3,968,895	1.1
77,342		Mondelez International, Inc.	3,340,401	0.9
45,629		Sysco Corp.	2,296,508	0.6
148,745		Other Securities(a)	9,977,850	2.8
			19,583,654	5.4
		Energy: 10.3%
54,803		Anadarko Petroleum Corp.	2,484,768	0.7
66,974		Baker Hughes, Inc.	3,650,753	1.0
76,662		EQT Corp.	4,491,627	1.2
144,085		Imperial Oil Ltd.	4,199,887	1.2
47,440		Marathon Petroleum Corp.	2,482,535	0.7
84,424		National Oilwell Varco, Inc.	2,780,926	0.8
111,511		Noble Energy, Inc.	3,155,761	0.9
51,939		Occidental Petroleum Corp.	3,109,588	0.8
681,988		Other Securities(a)	11,045,386	3.0
			37,401,231	10.3
		Financials: 24.6%
27,066		Ameriprise Financial, Inc.	3,445,231	1.0
50,628		Bank of the Ozarks, Inc.	2,372,934	0.7
75,841		BankUnited, Inc.	2,556,600	0.7
74,724		BB&T Corp.	3,393,217	0.9
21,872		Chubb Ltd.	3,179,751	0.9
44,254		Commerce Bancshares, Inc.	2,514,955	0.7
Shares			Value	Percentage of Net Assets
30,252		Hanover Insurance Group, Inc.	$2,681,235	0.7
117,687		Invesco Ltd.	4,141,406	1.1
17,657		M&T Bank Corp.	2,859,551	0.8
81,027		Northern Trust Corp.	7,876,635	2.2
17,835		Reinsurance Group of America, Inc.	2,289,836	0.6
32,175		UMB Financial Corp.	2,408,620	0.7
54,560		Unum Group	2,544,133	0.7
1,450,364		Other Securities(a)	46,811,954	12.9
			89,076,058	24.6
		Health Care: 8.0%
30,417		Cardinal Health, Inc.	2,370,093	0.7
54,214	@	LifePoint Health, Inc.	3,640,470	1.0
21,748		Quest Diagnostics, Inc.	2,417,508	0.7
43,146		Zimmer Biomet Holdings, Inc.	5,539,946	1.5
245,876		Other Securities	14,774,932	4.1
			28,742,949	8.0
		Industrials: 14.3%
151,358	L	Heartland Express, Inc.	3,151,274	0.9
27,738		Hubbell, Inc.	3,139,110	0.9
36,329		Ingersoll-Rand PLC - Class A	3,320,107	0.9
169,889		Johnson Controls International plc	7,366,387	2.0
68,167		Koninklijke Philips NV	2,426,661	0.7
65,992		Textron, Inc.	3,108,223	0.9
736,633		Other Securities(a)	29,143,664	8.0
			51,655,426	14.3
		Information Technology: 8.6%
71,623		Applied Materials, Inc.	2,958,746	0.8
81,384	@	Keysight Technologies, Inc.	3,168,279	0.9

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
19,173		Lam Research Corp.	$2,711,637	0.8
73,376		Maxim Integrated Products	3,294,583	0.9
31,224		TE Connectivity Ltd.	2,456,704	0.7
87,774		Teradyne, Inc.	2,635,853	0.7
565,591		Other Securities(a)	13,709,946	3.8
			30,935,748	8.6
		Materials: 5.0%
210,146		Graphic Packaging Holding Co.	2,895,812	0.8
51,285		WestRock Co.	2,905,808	0.8
272,161		Other Securities	12,326,317	3.4
			18,127,937	5.0
		Real Estate: 6.0%
153,239		Weyerhaeuser Co.	5,133,507	1.4
755,764		Other Securities(a)	16,390,395	4.6
			21,523,902	6.0
		Telecommunication Services: 0.8%
50,155	@	Level 3 Communications, Inc.	2,974,191	0.8
		Utilities: 6.1%
45,555		Edison International	3,561,945	1.0
56,036		PG&E Corp.	3,719,109	1.0
78,303		Xcel Energy, Inc.	3,592,542	1.0
167,088		Other Securities	11,008,511	3.1
			21,882,107	6.1
		Total Common Stock (Cost $307,763,810)	346,622,307	95.9
EXCHANGE-TRADED FUNDS: 1.7%
75,213		iShares Russell Midcap Value Index Fund	6,324,661	1.7
		Total Exchange-Traded Funds (Cost $5,938,701)	6,324,661	1.7
PREFERRED STOCK: 0.2%
		Industrials: 0.2%
13,889		Other Securities(a)	753,479	0.2
		Total Preferred Stock (Cost $700,800)	753,479	0.2
		Total Long-Term Investments (Cost $314,403,311)	353,700,447	97.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
	Securities Lending Collateralcc: 4.9%
388,155	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $388,190, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $395,918, due 07/28/17-09/09/49)	$388,155	0.1
4,173,669	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,174,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,257,142, due 07/15/17-05/20/67)	4,173,669	1.2
3,958,996	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,959,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,038,176, due 07/13/17-12/01/51)	3,958,996	1.1
472,471	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $472,512, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $481,921, due 07/15/17-01/15/37)	472,471	0.1

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
232,056	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $232,080, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $236,698, due 07/07/17-01/15/30)	$232,056	0.1
4,173,669	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $4,174,081, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $4,257,142, due 08/15/21-09/09/49)	4,173,669	1.1
4,173,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $4,174,146, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,257,162, due 01/15/19-02/15/46)	4,173,700	1.2
		17,572,716	4.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
9,237,991	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $9,237,991)	$9,237,991	2.5
	Total Short-Term Investments (Cost $26,810,707)	26,810,707	7.4
	Total Investments in Securities (Cost $341,214,018)	$380,511,154	105.2
	Liabilities in Excess of Other Assets	(18,886,913)	(5.2)
	Net Assets	$361,624,241	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

ADR  American Depositary Receipt

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $345,419,191.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$48,764,523
Gross Unrealized Depreciation	(13,672,560)
Net Unrealized Appreciation	$35,091,963

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$24,719,104	$—	$—	$24,719,104
Consumer Staples	19,583,654	—	—	19,583,654
Energy	37,401,231	—	—	37,401,231
Financials	89,076,058	—	—	89,076,058
Health Care	28,742,949	—	—	28,742,949
Industrials	49,228,765	2,426,661	—	51,655,426
Information Technology	30,935,748	—	—	30,935,748
Materials	18,127,937	—	—	18,127,937
Real Estate	21,523,902	—	—	21,523,902
Telecommunication Services	2,974,191	—	—	2,974,191
Utilities	21,882,107	—	—	21,882,107
Total Common Stock	344,195,646	2,426,661	—	346,622,307
Exchange-Traded Funds	6,324,661	—	—	6,324,661
Preferred Stock	753,479	—	—	753,479
Short-Term Investments	9,237,991	17,572,716	—	26,810,707
Total Investments, at fair value	$360,511,777	$19,999,377	$—	$380,511,154
Other Financial Instruments+
Forward Foreign Currency Contracts	—	11,640	—	11,640
Total Assets	$360,511,777	$20,011,017	$—	$380,522,794
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(119,695)	$—	$(119,695)
Total Liabilities	$—	$(119,695)	$—	$(119,695)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,480,302	JPY	164,564,448	Credit Suisse AG	09/29/17	$11,452
CAD	113,589	USD	87,562	Morgan Stanley	09/29/17	151
USD	3,581,390	CAD	4,733,279	Morgan Stanley	09/29/17	(73,615)
EUR	44,036	USD	50,495	UBS AG	09/29/17	37
EUR	49,830	USD	57,261	UBS AG	09/29/17	(80)
USD	2,137,181	EUR	1,902,524	UBS AG	09/29/17	(46,000)
						$(108,055)

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

JPY — Japanese Yen

USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® AMERICAN CENTURY  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$11,640
Total Asset Derivatives		$11,640
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$119,695
Total Liability Derivatives		$119,695

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(265,534)
Total	$(265,534)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(69,591)
Total	$(69,591)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Consumer Discretionary	31.4%
Information Technology	21.3%
Financials	16.7%
Health Care	9.4%
Real Estate	8.3%
Consumer Staples	3.3%
Industrials	2.8%
Telecommunication Services	1.3%
Assets in Excess of Other Liabilities*	5.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Consumer Discretionary: 31.4%
2,110,964	@	AO World PLC	$3,190,127	0.4
303,550	@	Bright Horizons Family Solutions, Inc.	23,437,096	3.1
550,000		Choice Hotels International, Inc.	35,337,500	4.6
100,000		Dick's Sporting Goods, Inc.	3,983,000	0.5
728,364		Manchester United PLC - Class A	11,835,915	1.6
188,200		Marriott Vacations Worldwide Corp.	22,160,550	2.9
472,571	@	Penn National Gaming, Inc.	10,113,019	1.3
593,691	@	Pinnacle Entertainment, Inc.	11,731,334	1.5
213,000		Red Rock Resorts, Inc.	5,016,150	0.7
400,000	@	Under Armour, Inc. - Class A	8,704,000	1.1
331,251	@	Under Armour, Inc. - Class C	6,678,020	0.9
470,000		Vail Resorts, Inc.	95,330,100	12.5
151,000		Other Securities	2,528,350	0.3
			240,045,161	31.4
		Consumer Staples: 3.3%
187,000		Church & Dwight Co., Inc.	9,701,560	1.3
135,000	@	Performance Food Group Co.	3,699,000	0.5
116,700	@	TreeHouse Foods, Inc.	9,533,223	1.2
229,876		Other Securities	2,091,872	0.3
			25,025,655	3.3
		Financials: 16.7%
195,000	@	Arch Capital Group Ltd.	18,191,550	2.4
270,000		Carlyle Group L.P.	5,332,500	0.7
330,000		Cohen & Steers, Inc.	13,378,200	1.8
82,000		Factset Research Systems, Inc.	13,626,760	1.8
297,229		Financial Engines, Inc.	10,878,581	1.4
103,926		Kinsale Capital Group, Inc.	3,877,479	0.5
Shares			Value	Percentage of Net Assets
80,000		Moelis & Co.	$3,108,000	0.4
149,000		Morningstar, Inc.	11,672,660	1.5
182,500		MSCI, Inc. - Class A	18,795,675	2.5
160,000		Oaktree Capital Group LLC	7,456,000	1.0
253,500		Primerica, Inc.	19,202,625	2.5
47,000		Other Securities	1,745,580	0.2
			127,265,610	16.7
		Health Care: 9.4%
103,500		Bio-Techne Corp.	12,161,250	1.6
76,133	@	Glaukos Corp.	3,157,235	0.4
176,000	@	Idexx Laboratories, Inc.	28,409,920	3.7
300,000	@	Inovalon Holdings, Inc.	3,945,000	0.5
18,900	@	Mettler Toledo International, Inc.	11,123,406	1.5
47,008	@	Neogen Corp.	3,248,723	0.4
100,500		West Pharmaceutical Services, Inc.	9,499,260	1.3
12,000		Other Securities	304,200	0.0
			71,848,994	9.4
		Industrials: 2.8%
70,000		Air Lease Corp.	2,615,200	0.3
120,000	@	Caesarstone Ltd.	4,206,000	0.6
85,000	@	Middleby Corp.	10,328,350	1.4
60,000	@	Trex Co., Inc.	4,059,600	0.5
			21,209,150	2.8
		Information Technology: 21.3%
198,500	@	ANSYS, Inc.	24,153,480	3.2
300,448	@	Benefitfocus, Inc.	10,921,285	1.4
137,300	@	CoStar Group, Inc.	36,192,280	4.7
298,600	@	Gartner, Inc.	36,880,086	4.8
164,000	@	Guidewire Software, Inc.	11,268,440	1.5
15,000		Littelfuse, Inc.	2,475,000	0.3
257,000		MAXIMUS, Inc.	16,095,910	2.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® BARON GROWTH PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
605,000		SS&C Technologies Holdings, Inc.	$23,238,050	3.1
20,998		Other Securities	1,461,461	0.2
			162,685,992	21.3
		Real Estate: 8.3%
14,720		Alexander's, Inc.	6,203,891	0.8
82,000		Alexandria Real Estate Equities, Inc.	9,878,540	1.3
68,838		American Assets Trust, Inc.	2,711,529	0.4
470,000		Douglas Emmett, Inc.	17,958,700	2.3
710,000		Gaming and Leisure Properties, Inc.	26,745,700	3.5
			63,498,360	8.3
		Telecommunication Services: 1.3%
921,311	@	Iridium Communications, Inc.	10,180,487	1.3
		Total Common Stock (Cost $286,686,442)	721,759,409	94.5
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
		Mutual Funds: 5.1%
	39,232,528	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $39,232,528)	$39,232,528	5.1
		Total Short-Term Investments (Cost $39,232,528)	39,232,528	5.1
		Total Investments in Securities (Cost $325,918,970)	$760,991,937	99.6
		Assets in Excess of Other Liabilities	2,755,291	0.4
		Net Assets	$763,747,228	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

Cost for federal income tax purposes is $331,612,930.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$440,681,356
Gross Unrealized Depreciation	(11,302,349)
Net Unrealized Appreciation	$429,379,007

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$236,855,034	$3,190,127	$—	$240,045,161
Consumer Staples	25,025,655	—	—	25,025,655
Financials	127,265,610	—	—	127,265,610
Health Care	71,848,994	—	—	71,848,994
Industrials	21,209,150	—	—	21,209,150
Information Technology	162,685,992	—	—	162,685,992
Real Estate	63,498,360	—	—	63,498,360
Telecommunication Services	10,180,487	—	—	10,180,487
Total Common Stock	718,569,282	3,190,127	—	721,759,409
Short-Term Investments	39,232,528	—	—	39,232,528
Total Investments, at fair value	$757,801,810	$3,190,127	$—	$760,991,937

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Information Technology	21.6%
Financials	17.4%
Health Care	16.1%
Consumer Discretionary	12.6%
Industrials	8.2%
Consumer Staples	6.7%
Energy	6.3%
Telecommunication Services	2.4%
Materials	2.2%
Real Estate	1.6%
Utilities	1.3%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 12.6%
76,330		Coach, Inc.	$3,613,462	1.1
212,339		Comcast Corp. - Class A	8,264,234	2.6
82,269		Lowe's Cos, Inc.	6,378,315	2.0
23,875		McDonald's Corp.	3,656,695	1.1
28,520		PVH Corp.	3,265,540	1.0
56,880		Starbucks Corp.	3,316,673	1.0
37,095		Walt Disney Co.	3,941,344	1.2
146,072		Other Securities	8,480,659	2.6
			40,916,922	12.6
		Consumer Staples: 6.7%
44,313		PepsiCo, Inc.	5,117,708	1.6
88,875		Philip Morris International, Inc.	10,438,369	3.2
122,886		Other Securities	6,170,385	1.9
			21,726,462	6.7
		Energy: 6.3%
121,908		Canadian Natural Resources Ltd.	3,515,827	1.1
48,411		Chevron Corp.	5,050,719	1.5
29,439		EOG Resources, Inc.	2,664,818	0.8
72,185		Exxon Mobil Corp.	5,827,495	1.8
81,446		Halliburton Co.	3,478,559	1.1
			20,537,418	6.3
		Financials: 17.4%
31,195		Aon PLC	4,147,375	1.3
136,556		Bank of New York Mellon Corp.	6,967,087	2.1
56,202	@	Berkshire Hathaway, Inc. - Class B	9,518,933	2.9
150,211		Citigroup, Inc.	10,046,112	3.1
113,403		JPMorgan Chase & Co.	10,365,034	3.2
Shares			Value	Percentage of Net Assets
108,225		Morgan Stanley	$4,822,506	1.5
139,255		Wells Fargo & Co.	7,716,119	2.4
33,083		Other Securities	2,899,386	0.9
			56,482,552	17.4
		Health Care: 16.1%
75,503		Abbott Laboratories	3,670,201	1.1
17,015		Allergan plc	4,136,176	1.3
20,505		Anthem, Inc.	3,857,606	1.2
9,060	@	Biogen, Inc.	2,458,522	0.7
47,250		Bristol-Myers Squibb Co.	2,632,770	0.8
42,194		Cardinal Health, Inc.	3,287,756	1.0
39,639	@	Celgene Corp.	5,147,917	1.6
29,163		Cigna Corp.	4,881,595	1.5
66,914		Johnson & Johnson	8,852,053	2.7
28,983		Medtronic PLC	2,572,241	0.8
162,360		Pfizer, Inc.	5,453,672	1.7
19,360		Zimmer Biomet Holdings, Inc.	2,485,824	0.8
22,686		Other Securities	2,840,097	0.9
			52,276,430	16.1
		Industrials: 8.2%
33,522		Eaton Corp. PLC	2,609,017	0.8
35,141		FedEx Corp.	7,637,194	2.3
138,525		General Electric Co.	3,741,560	1.2
56,237		Honeywell International, Inc.	7,495,830	2.3
64,613		Johnson Controls International plc	2,801,620	0.9
59,670		Other Securities	2,306,842	0.7
			26,592,063	8.2
		Information Technology: 21.6%
66,290		Activision Blizzard, Inc.	3,816,315	1.2
4,833	@	Alphabet, Inc. - Class A	4,493,143	1.4

See Accompanying Notes to Financial Statements

VY® COLUMBIA   SUMMARY PORTFOLIO OF INVESTMENTS
CONTRARIAN CORE PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
9,824	@	Alphabet, Inc. - Class C	$8,927,364	2.7
93,686		Apple, Inc.	13,492,658	4.2
27,681		Broadcom Ltd.	6,451,057	2.0
65,400	@	Facebook, Inc.	9,874,092	3.0
42,415		Fidelity National Information Services, Inc.	3,622,241	1.1
48,051		Mastercard, Inc. - Class A	5,835,794	1.8
137,370		Microsoft Corp.	9,468,914	2.9
51,797		Other Securities	4,307,339	1.3
			70,288,917	21.6
		Materials: 2.2%
13,453		Sherwin-Williams Co.	4,721,465	1.4
58,280		Other Securities	2,552,232	0.8
			7,273,697	2.2
		Real Estate: 1.6%
38,045		American Tower Corp.	5,034,115	1.6
		Telecommunication Services: 2.4%
149,995		AT&T, Inc.	5,659,311	1.8
44,707		Other Securities	1,996,615	0.6
			7,655,926	2.4
		Utilities: 1.3%
64,185		Southern Co.	3,073,178	1.0
13,946		Other Securities	1,090,438	0.3
			4,163,616	1.3
		Total Common Stock (Cost $254,166,849)	312,948,118	96.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
	Materials: —%
$649,000	Other Securities	$—	—
	Total Corporate Bonds/Notes (Cost $—)	—	—
	Total Long-Term Investments (Cost $254,166,849)	312,948,118	96.4
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
3,951,989	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $3,951,989)	$3,951,989	1.2
	Total Short-Term Investments (Cost $3,951,989)	3,951,989	1.2
	Total Investments in Securities (Cost $258,118,838)	$316,900,107	97.6
	Assets in Excess of Other Liabilities	7,894,722	2.4
	Net Assets	$324,794,829	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

Cost for federal income tax purposes is $259,069,072.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$62,289,875
Gross Unrealized Depreciation	(4,458,840)
Net Unrealized Appreciation	$57,831,035
Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$312,948,118	$—	$—	$312,948,118
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	3,951,989	—	—	3,951,989
Total Investments, at fair value	$316,900,107	$—	$—	$316,900,107

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Financials	30.9%
Industrials	13.1%
Information Technology	9.2%
Consumer Discretionary	9.1%
Real Estate	8.6%
Materials	8.1%
Health Care	6.5%
Utilities	5.9%
Energy	5.0%
Consumer Staples	1.2%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 9.1%
55,500		Aarons, Inc.	$2,158,950	1.0
52,000		Adtalem Global Education, Inc.	1,973,400	0.9
22,000		Childrens Place Retail Stores, Inc.	2,246,200	1.1
33,000	@	Dave & Buster's Entertainment, Inc.	2,194,830	1.0
86,500	@	William Lyon Homes	2,088,110	1.0
202,830		Other Securities	8,826,968	4.1
			19,488,458	9.1
		Consumer Staples: 1.2%
116,000		Other Securities	2,568,000	1.2
		Energy: 5.0%
100,000		Patterson-UTI Energy, Inc.	2,019,000	0.9
568,000		Other Securities	8,713,670	4.1
			10,732,670	5.0
		Financials: 30.9%
77,000		American Equity Investment Life Holding Co.	2,023,560	0.9
58,500		Ameris Bancorp.	2,819,700	1.3
37,500		Argo Group International Holdings Ltd.	2,272,500	1.1
55,000		Cathay General Bancorp.	2,087,250	1.0
55,000		Community Bank System, Inc.	3,067,350	1.4
48,000	@	Encore Capital Group, Inc.	1,927,200	0.9
57,000		Hancock Holding Co.	2,793,000	1.3
109,000		Hope Bancorp, Inc.	2,032,850	0.9
44,000		Independent Bank Corp.	2,932,600	1.4
255,000	@	MGIC Investment Corp.	2,856,000	1.3
66,700		Renasant Corp.	2,917,458	1.4
74,000		Sandy Spring Bancorp, Inc.	3,008,840	1.4
Shares			Value	Percentage of Net Assets
210,000	@	SLM Corp.	$2,415,000	1.1
134,000		Sterling Bancorp/DE	3,115,500	1.4
33,200		UMB Financial Corp.	2,485,352	1.2
86,500		Union Bankshares Corp.	2,932,350	1.4
31,500		Wintrust Financial Corp.	2,407,860	1.1
50,000		WSFS Financial Corp.	2,267,500	1.0
677,821		Other Securities	20,176,627	9.4
			66,538,497	30.9
		Health Care: 6.5%
37,997	@	Almost Family, Inc.	2,342,515	1.1
39,000	@	LHC Group, Inc.	2,647,710	1.2
77,000	@	Merit Medical Systems, Inc.	2,937,550	1.4
218,345		Other Securities	6,098,756	2.8
			14,026,531	6.5
		Industrials: 13.1%
54,500		ABM Industries, Inc.	2,262,840	1.0
48,500		Barnes Group, Inc.	2,838,705	1.3
33,000		Deluxe Corp.	2,284,260	1.1
32,500		EMCOR Group, Inc.	2,124,850	1.0
43,500		Granite Construction, Inc.	2,098,440	1.0
61,500		Kennametal, Inc.	2,301,330	1.1
49,500	@	Mastec, Inc.	2,234,925	1.0
59,000		Skywest, Inc.	2,070,900	1.0
58,000		Triton International Ltd./ Bermuda	1,939,520	0.9
244,500		Other Securities	8,024,910	3.7
			28,180,680	13.1
		Information Technology: 9.2%
19,000	@	Rogers Corp.	2,063,780	1.0
27,875		Science Applications International Corp.	1,935,083	0.9
16,500		SYNNEX Corp.	1,979,340	0.9
750,700		Other Securities	13,798,148	6.4
			19,776,351	9.2

See Accompanying Notes to Financial Statements

VY® COLUMBIA  SUMMARY PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE II PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Materials: 8.1%
56,000	Carpenter Technology Corp.	$2,096,080	1.0
27,500	Neenah Paper, Inc.	2,206,875	1.0
74,000	Olin Corp.	2,240,720	1.1
596,659	Other Securities	10,842,662	5.0
		17,386,337	8.1
	Real Estate: 8.6%
54,000	American Assets Trust, Inc.	2,127,060	1.0
97,000	First Industrial Realty Trust, Inc.	2,776,140	1.3
57,000	Hudson Pacific Properties, Inc.	1,948,830	0.9
19,000	PS Business Parks, Inc.	2,515,410	1.2
386,000	Other Securities	9,080,750	4.2
		18,448,190	8.6
	Utilities: 5.9%
30,500	Black Hills Corp.	2,057,835	0.9
70,000	New Jersey Resources Corp.	2,779,000	1.3
27,500	ONE Gas, Inc.	1,919,775	0.9
76,000	South Jersey Industries, Inc.	2,596,920	1.2
66,500	Other Securities	3,431,280	1.6
		12,784,810	5.9
	Total Common Stock (Cost $168,397,448)	209,930,524	97.6
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
6,222,967	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $6,222,967)	$6,222,967	2.9
	Total Short-Term Investments (Cost $6,222,967)	6,222,967	2.9
	Total Investments in Securities (Cost $174,620,415)	$216,153,491	100.5
	Liabilities in Excess of Other Assets	(1,012,788)	(0.5)
	Net Assets	$215,140,703	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

Cost for federal income tax purposes is $174,720,868.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$45,923,179
Gross Unrealized Depreciation	(4,490,556)
Net Unrealized Appreciation	$41,432,623

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$209,930,524	$—	$—	$209,930,524
Short-Term Investments	6,222,967	—	—	6,222,967
Total Investments, at fair value	$216,153,491	$—	$—	$216,153,491

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Financials	36.2%
Energy	14.0%
Health Care	12.6%
Information Technology	10.4%
Industrials	9.4%
Consumer Discretionary	9.1%
Consumer Staples	3.7%
Materials	1.9%
Telecommunication Services	0.7%
Utilities	0.6%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Consumer Discretionary: 9.1%
40,329	Advance Auto Parts, Inc.	$4,701,958	1.0
241,368	Carnival Corp.	15,826,500	3.3
264,572	General Motors Co.	9,241,500	1.9
189,502	Twenty-First Century Fox, Inc. - Class B	5,281,421	1.1
136,844	Other Securities	8,483,776	1.8
		43,535,155	9.1
	Consumer Staples: 3.7%
51,172	CVS Health Corp.	4,117,299	0.9
68,835	Wal-Mart Stores, Inc.	5,209,433	1.1
139,805	Other Securities	8,337,900	1.7
		17,664,632	3.7
	Energy: 14.0%
235,790	BP PLC ADR	8,170,124	1.7
136,530	Canadian Natural Resources Ltd.	3,939,661	0.8
78,525	Chevron Corp.	8,192,513	1.7
178,588	Devon Energy Corp.	5,709,458	1.2
103,003	Halliburton Co.	4,399,258	0.9
122,312	Hess Corp.	5,365,828	1.1
387,613	Marathon Oil Corp.	4,593,214	1.0
179,439	Royal Dutch Shell PLC - Class A ADR	9,544,360	2.0
373,536	Suncor Energy, Inc.	10,907,251	2.3
306,731	Other Securities	6,299,638	1.3
		67,121,305	14.0
	Financials: 36.2%
115,381	American International Group, Inc.	7,213,620	1.5
78,332	Allstate Corp.	6,927,682	1.5
334,228	Ally Financial, Inc.	6,985,365	1.5
Shares			Value	Percentage of Net Assets
897,510		Bank of America Corp.	$21,773,593	4.5
162,460		Bank of New York Mellon Corp.	8,288,709	1.7
430,097		Citigroup, Inc.	28,764,887	6.0
156,743		Citizens Financial Group, Inc.	5,592,590	1.2
337,504		Fifth Third Bancorp	8,761,604	1.8
23,887		Goldman Sachs Group, Inc.	5,300,525	1.1
206,555		JPMorgan Chase & Co.	18,879,127	3.9
176,617		Metlife, Inc.	9,703,338	2.0
224,709		Morgan Stanley	10,013,033	2.1
86,095		PNC Financial Services Group, Inc.	10,750,683	2.2
89,880		State Street Corp.	8,064,933	1.7
177,014		Wells Fargo & Co.	9,808,346	2.1
180,580		Other Securities	6,627,809	1.4
			173,455,844	36.2
		Health Care: 12.6%
35,707		Anthem, Inc.	6,717,558	1.4
15,831	@	Biogen, Inc.	4,295,900	0.9
46,248		Medtronic PLC	4,104,510	0.9
92,615		Merck & Co., Inc.	5,935,695	1.2
121,430	@	Mylan NV	4,713,912	1.0
55,073		Novartis AG	4,600,061	1.0
278,378		Pfizer, Inc.	9,350,717	1.9
168,804		Sanofi ADR	8,087,400	1.7
147,981		Other Securities	12,605,558	2.6
			60,411,311	12.6
		Industrials: 9.4%
82,307		Caterpillar, Inc.	8,844,710	1.8
104,543		Eaton Corp. PLC	8,136,582	1.7
188,666		General Electric Co.	5,095,869	1.1
159,853		Johnson Controls International plc	6,931,226	1.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
136,198		Textron, Inc.	$6,414,926	1.3
224,787		Other Securities	9,597,191	2.0
			45,020,504	9.4
		Information Technology: 10.0%
383,461		Cisco Systems, Inc.	12,002,329	2.5
216,672	@	eBay, Inc.	7,566,186	1.6
157,235		Intel Corp.	5,305,109	1.1
108,822		Microsoft Corp.	7,501,100	1.6
133,335		NetApp, Inc.	5,340,067	1.1
103,573	@	PayPal Holdings, Inc.	5,558,763	1.1
79,388		Other Securities	4,930,955	1.0
			48,204,509	10.0
		Materials: 1.9%
78,932		International Paper Co.	4,468,340	0.9
161,005		Other Securities	4,730,122	1.0
			9,198,462	1.9
		Telecommunication Services: 0.7%
1,274,298		Other Securities	3,618,966	0.7
		Utilities: 0.6%
97,492		Other Securities	2,842,867	0.6
		Total Common Stock (Cost $381,032,698)	471,073,555	98.2
CLOSED-END FUNDS: 0.4%
		Information Technology: 0.4%
35,021		Other Securities	1,907,944	0.4
		Total Closed-End Funds (Cost $1,052,406)	1,907,944	0.4
		Total Long-Term Investments (Cost $382,085,104)	472,981,499	98.6
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
7,737,456	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $7,737,456)	$7,737,456	1.6
	Total Short-Term Investments (Cost $7,737,456)	7,737,456	1.6
	Total Investments in Securities (Cost $389,822,560)	$480,718,955	100.2
	Liabilities in Excess of Other Assets	(1,100,688)	(0.2)
	Net Assets	$479,618,267	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

ADR  American Depositary Receipt

Cost for federal income tax purposes is $395,917,224.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$109,647,100
Gross Unrealized Depreciation	(24,845,369)
Net Unrealized Appreciation	$84,801,731

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$43,535,155	$—	$—	$43,535,155
Consumer Staples	13,930,283	3,734,349	—	17,664,632
Energy	67,121,305	—	—	67,121,305
Financials	173,455,844	—	—	173,455,844
Health Care	55,811,250	4,600,061	—	60,411,311
Industrials	45,020,504	—	—	45,020,504
Information Technology	48,204,509	—	—	48,204,509
Materials	9,198,462	—	—	9,198,462
Telecommunication Services	—	3,618,966	—	3,618,966
Utilities	2,842,867	—	—	2,842,867
Total Common Stock	459,120,179	11,953,376	—	471,073,555
Short-Term Investments	7,737,456	—	—	7,737,456
Closed-End Funds	1,907,944	—	—	1,907,944
Total Investments, at fair value	$468,765,579	$11,953,376	$—	$480,718,955
Other Financial Instruments+
Forward Foreign Currency Contracts	—	3,631	—	3,631
Total Assets	$468,765,579	$11,957,007	$—	$480,722,586
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,200,277)	$—	$(1,200,277)
Total Liabilities	$—	$(1,200,277)	$—	$(1,200,277)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	60,466	USD	45,692	Barclays Bank PLC	08/04/17	$964
GBP	33,862	USD	43,133	Barclays Bank PLC	08/04/17	1,018
USD	966,404	CHF	939,600	Barclays Bank PLC	08/04/17	(15,556)
USD	3,201,681	CAD	4,245,214	Barclays Bank PLC	08/04/17	(73,991)
USD	5,085,381	EUR	4,554,222	Barclays Bank PLC	08/04/17	(125,300)
USD	2,588,888	GBP	2,048,560	Barclays Bank PLC	08/04/17	(82,128)
USD	966,578	CHF	939,600	CIBC World Markets Corp.	08/04/17	(15,382)
USD	5,085,244	EUR	4,554,222	CIBC World Markets Corp.	08/04/17	(125,437)
USD	2,591,542	GBP	2,048,205	CIBC World Markets Corp.	08/04/17	(79,011)
USD	3,200,508	CAD	4,245,170	CIBC World Markets Corp.	08/04/17	(75,129)
USD	178,215	EUR	156,385	Goldman Sachs International	08/04/17	(712)
EUR	32,177	USD	36,078	Goldman Sachs International	08/04/17	737
USD	530,702	EUR	474,893	Goldman Sachs International	08/04/17	(12,643)
USD	2,591,675	GBP	2,048,205	Goldman Sachs International	08/04/17	(78,878)
USD	966,966	CHF	939,600	Goldman Sachs International	08/04/17	(14,994)
USD	3,200,337	CAD	4,245,215	Goldman Sachs International	08/04/17	(75,335)
USD	5,080,316	EUR	4,554,826	Goldman Sachs International	08/04/17	(131,056)
USD	492,353	EUR	430,160	RBC Capital Markets Corp.	08/04/17	188
CHF	54,202	USD	55,922	RBC Capital Markets Corp.	08/04/17	724
USD	3,201,664	CAD	4,245,215	RBC Capital Markets Corp.	08/04/17	(74,007)
USD	2,590,866	GBP	2,048,205	RBC Capital Markets Corp.	08/04/17	(79,687)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® INVESCO COMSTOCK PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,084,926	EUR	4,554,222	RBC Capital Markets Corp.	08/04/17	$(125,756)
USD	967,395	CHF	940,280	RBC Capital Markets Corp.	08/04/17	(15,275)
						$(1,196,646)

Currency Abbreviations

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,631
Total Asset Derivatives		$3,631
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,200,277
Total Liability Derivatives		$1,200,277

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(568,063)
Total	$(568,063)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(2,017,772)
Total	$(2,017,772)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	Barclays Bank PLC	CIBC World Markets Corp.	Goldman Sachs International	RBC Capital Markets Corp.	Totals
Assets:
Forward foreign currency contracts	$1,982	$—	$737	$912	$3,631
Total Assets	$1,982	$—	$737	$912	$3,631
Liabilities:
Forward foreign currency contracts	$296,975	$294,959	$313,618	$294,725	$1,200,277
Total Liabilities	$296,975	$294,959	$313,618	$294,725	$1,200,277
Net OTC derivative instruments by counterparty, at fair value	$(294,993)	$(294,959)	$(312,881)	$(293,813)	$(1,196,646)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$(294,993)	$(294,959)	$(312,881)	$(293,813)	$(1,196,646)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Financials	28.7%
Energy	10.9%
U.S. Treasury Obligations	9.3%
Information Technology	7.4%
Health Care	7.3%
Industrials	6.0%
Consumer Discretionary	5.7%
Communications	3.8%
Consumer Staples	3.4%
Consumer, Non-cyclical	3.2%
Technology	1.9%
Materials	1.6%
Telecommunication Services	1.1%
Utilities	1.0%
Consumer, Cyclical	1.0%
Basic Materials	0.2%
Federal National Mortgage Association	0.1%
Municipal**	0.0%
Assets in Excess of Other Liabilities*	7.4%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.8%
		Consumer Discretionary: 5.7%
329,183		Carnival Corp.	$21,584,529	1.3
451,328		Comcast Corp. - Class A	17,565,686	1.0
494,596		General Motors Co.	17,276,238	1.0
2,874,954		Other Securities	41,568,236	2.4
			97,994,689	5.7
		Consumer Staples: 3.4%
162,596		CVS Health Corp.	13,082,474	0.8
109,418		Philip Morris International, Inc.	12,851,144	0.7
263,329		Walgreens Boots Alliance, Inc.	20,621,294	1.2
265,543		Other Securities	11,468,803	0.7
			58,023,715	3.4
		Energy: 8.9%
490,253		Apache Corp.	23,497,826	1.4
316,909		Baker Hughes, Inc.	17,274,710	1.0
541,076		Canadian Natural Resources Ltd.	15,613,097	0.9
526,363		Devon Energy Corp.	16,827,825	1.0
338,805		Occidental Petroleum Corp.	20,284,255	1.2
854,624		Royal Dutch Shell PLC - Class A	22,706,370	1.3
592,730	@	TechnipFMC PLC	16,122,256	0.9
249,518		Total S.A.	12,387,850	0.7
114,636		Other Securities	9,254,564	0.5
			153,968,753	8.9
Shares		Value	Percentage of Net Assets
	Financials: 22.6%
130,058	Aon PLC	$17,291,211	1.0
1,976,719	Bank of America Corp.	47,955,203	2.8
315,332	Charles Schwab Corp.	13,546,663	0.8
913,783	Citigroup, Inc.	61,113,807	3.5
747,106	Citizens Financial Group, Inc.	26,656,742	1.5
192,669	Comerica, Inc.	14,111,078	0.8
714,637	Fifth Third Bancorp	18,551,976	1.1
61,628	Goldman Sachs Group, Inc.	13,675,253	0.8
514,962	JPMorgan Chase & Co.	47,067,527	2.7
764,175	Morgan Stanley	34,051,638	2.0
136,313	Northern Trust Corp.	13,250,987	0.8
178,077	PNC Financial Services Group, Inc.	22,236,475	1.3
212,073	State Street Corp.	19,029,310	1.1
1,190,774	Other Securities	41,094,139	2.4
		389,632,009	22.6
	Health Care: 7.3%
229,925	Baxter International, Inc.	13,919,659	0.8
159,203	Cardinal Health, Inc.	12,405,098	0.7
177,019	Medtronic PLC	15,710,436	0.9
267,774	Merck & Co., Inc.	17,161,636	1.0
178,697	Novartis AG	14,925,954	0.9
600,820	Pfizer, Inc.	20,181,544	1.2
133,869	Sanofi	12,827,351	0.7
107,096	Other Securities	19,360,714	1.1
		126,492,392	7.3

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Industrials: 5.0%
109,377		Caterpillar, Inc.	$11,753,652	0.7
239,329		CSX Corp.	13,057,790	0.7
93,729		General Dynamics Corp.	18,567,715	1.1
427,892		General Electric Co.	11,557,363	0.7
150,530		Ingersoll-Rand PLC - Class A	13,756,937	0.8
384,082		Johnson Controls International plc	16,653,796	1.0
			85,347,253	5.0
		Information Technology: 7.4%
572,683		Cisco Systems, Inc.	17,924,978	1.0
231,379		Cognizant Technology Solutions Corp.	15,363,566	0.9
439,433	@	eBay, Inc.	15,345,000	0.9
347,541		Intel Corp.	11,726,033	0.7
521,173		Juniper Networks, Inc.	14,530,303	0.8
538,013		Oracle Corp.	26,975,972	1.6
259,017		Qualcomm, Inc.	14,302,919	0.8
212,902		Other Securities	11,426,450	0.7
			127,595,221	7.4
		Materials: 1.6%
533,536		Mosaic Co.	12,180,627	0.7
543,145		Other Securities(a)	15,795,004	0.9
			27,975,631	1.6
		Telecommunication Services: 1.1%
655,573		Other Securities	19,316,333	1.1
		Utilities: 0.8%
312,918		Other Securities	14,262,162	0.8
		Total Common Stock (Cost $927,085,204)	1,100,608,158	63.8
PREFERRED STOCK: 0.7%
		Energy: 0.4%
140,612		Other Securities	7,044,661	0.4
		Financials: 0.3%
79,900		Other Securities	4,617,202	0.3
		Total Preferred Stock (Cost $10,847,296)	11,661,863	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.7%
		Basic Materials: 0.2%
770,000	#	Basell Finance Co. BV, 8.100%, 03/15/27	$1,023,136	0.1
Principal Amount†			Value	Percentage of Net Assets
2,191,000		Other Securities	$2,314,824	0.1
			3,337,960	0.2
		Communications: 3.8%
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,609,900	0.1
2,700,000	#	Crown Castle Towers LLC, 4.883%, 08/15/40	2,883,293	0.2
435,000	#	Crown Castle Towers LLC, 6.113%, 01/15/40	467,958	0.0
3,989,000	#	Ctrip.com International Ltd., 1.250%, 09/15/22	4,320,586	0.3
4,731,000	#	DISH Network Corp., 3.375%, 08/15/26	5,759,993	0.3
1,319,000	#	Finisar Corp., 0.500%, 12/15/36	1,290,971	0.1
1,807,000	#	Liberty Expedia Holdings, Inc., 1.000%, 06/30/47	1,930,102	0.1
2,954,000	#	Liberty Interactive LLC, 1.750%, 09/30/46	3,391,562	0.2
673,000	#	Liberty Media Corp. - Liberty Formula One, 1.000%, 01/30/23	782,783	0.0
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	11,364,695	0.7
1,933,000	#	Liberty Media Corp., 2.250%, 09/30/46	2,090,056	0.1
833,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	845,847	0.0
2,327,000	#	Viavi Solutions, Inc., 1.000%, 03/01/24	2,443,350	0.1
25,551,000		Other Securities(a)	27,395,276	1.6
			66,576,372	3.8
		Consumer, Cyclical: 1.0%
994,287	#	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25	1,039,030	0.1
1,737,000		Walgreens Boots Alliance, Inc., 3.300%-4.500%, 11/18/21-11/18/34	1,808,504	0.1
13,760,948		Other Securities	14,208,883	0.8
			17,056,417	1.0
		Consumer, Non-cyclical: 3.2%
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	1,001,298	0.1
1,509,000	#	DexCom, Inc., 0.750%, 05/15/22	1,543,895	0.1
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	967,077	0.0
1,232,000	#	Heineken NV, 3.500%, 01/29/28	1,253,118	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
2,104,000	#	Neurocrine Biosciences, Inc., 2.250%, 05/15/24	$2,094,795	0.1
462,000	#	Pacira Pharmaceuticals, Inc./DE, 2.375%, 04/01/22	492,030	0.0
1,095,000		Philip Morris International, Inc., 3.600%-4.875%, 11/15/23-11/15/43	1,206,276	0.1
40,640,000		Other Securities	46,078,321	2.7
			54,636,810	3.2
		Energy: 1.6%
873,000	#	Cenovus Energy, Inc., 5.250%, 06/15/37	818,623	0.0
1,298,000	#	Chesapeake Energy Corp., 5.500%, 09/15/26	1,220,120	0.1
2,490,000	#	Ensco Jersey Finance Ltd., 3.000%, 01/31/24	1,926,637	0.1
1,360,000	#,L	Nabors Industries, Inc., 0.750%, 01/15/24	1,085,450	0.1
21,395,000		Other Securities	21,966,015	1.3
			27,016,845	1.6
		Financial: 5.8%
455,000	#	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/22	459,162	0.0
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	447,636	0.0
927,000	#	Athene Global Funding, 2.875%, 10/23/18	931,964	0.1
1,555,000	#	Athene Global Funding, 4.000%, 01/25/22	1,616,080	0.1
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	754,363	0.1
4,217,000	#,L	Blackhawk Network Holdings, Inc., 1.500%, 01/15/22	4,723,040	0.3
485,000	#	Carlyle Holdings Finance LLC, 3.875%, 02/01/23	498,586	0.0
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/21	590,364	0.0
1,335,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,338,301	0.1
9,000,000	#	Credit Suisse AG/Nassau, 0.050%, 06/24/24	8,770,500	0.5
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	531,897	0.0
Principal Amount†			Value	Percentage of Net Assets
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	$5,482,806	0.3
1,175,000		Goldman Sachs Group, Inc., 4.250%-5.250%, 07/27/21-10/21/25	1,238,434	0.1
670,000	#	Jackson National Life Global Funding, 2.100%, 10/25/21	657,431	0.1
620,000	#	Jackson National Life Global Funding, 3.250%, 01/30/24	628,612	0.0
2,405,000		JPMorgan Chase & Co., 3.200%-5.000%, 06/15/26-01/01/66	2,474,371	0.1
443,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	470,332	0.0
2,335,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,518,368	0.2
1,300,000	#	MassMutual Global Funding II, 2.000%, 04/15/21	1,281,254	0.1
3,250,000	#	MassMutual Global Funding II, 2.100%, 08/02/18	3,265,408	0.2
670,000	#	Metropolitan Life Global Funding I, 2.050%, 06/12/20	669,558	0.0
2,360,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,504,951	0.2
4,015,000		Morgan Stanley, 2.375%-4.000%, 07/23/19-07/23/25	4,083,924	0.2
1,350,000	#	National Australia Bank Ltd., 3.500%, 01/10/27	1,377,788	0.1
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,731,730	0.1
690,000	#	Reliance Standard Life Global Funding II, 3.050%, 01/20/21	698,050	0.0
1,360,000	#	Societe Generale SA, 2.625%, 09/16/20	1,375,126	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	858,908	0.0
985,000	#	Standard Chartered PLC, 3.050%, 01/15/21	998,467	0.1
616,000	#	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47	633,137	0.0
585,000	#	UBS Group Funding Switzerland AG, 4.125%, 04/15/26	611,273	0.0
45,169,000		Other Securities	46,355,413	2.7
			100,577,234	5.8

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Industrial: 1.0%
1,105,000	#	Aviation Capital Group Corp., 2.875%, 09/17/18	$1,115,967	0.1
1,757,000	#	Aviation Capital Group Corp., 2.875%, 01/20/22	1,752,455	0.1
1,095,000	#	Aviation Capital Group Corp., 4.875%, 10/01/25	1,194,588	0.1
435,000	#	BAE Systems Holdings, Inc., 2.850%, 12/15/20	441,248	0.0
410,000	#	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/21	402,910	0.0
11,166,000		Other Securities	11,769,825	0.7
			16,676,993	1.0
		Technology: 1.9%
1,840,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	1,884,521	0.1
910,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	988,610	0.1
35,000	#	Dell International LLC / EMC Corp., 8.350%, 07/15/46	45,364	0.0
3,784,000	#	Microchip Technology, Inc., 1.625%, 02/15/27	3,996,850	0.2
790,000	#	RealPage, Inc., 1.500%, 11/15/22	863,569	0.1
726,000	#	Silicon Laboratories, Inc., 1.375%, 03/01/22	754,132	0.0
23,868,000		Other Securities(a)	24,958,863	1.4
			33,491,909	1.9
		Utilities: 0.2%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	159,143	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	654,038	0.1
350,000	#	Electricite de France SA, 5.625%, 12/29/49	361,725	0.0
2,068,000		Other Securities	2,113,574	0.1
			3,288,480	0.2
		Total Corporate Bonds/Notes (Cost $308,377,778)	322,659,020	18.7
Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
500,000		Other Securities	$611,848	0.0
		Total Municipal Bonds (Cost $503,947)	611,848	0.0
U.S. TREASURY OBLIGATIONS: 9.3%
		U.S. Treasury Bonds: 0.4%
5,767,300		3.000%-4.500%, due 02/15/36-02/15/47	6,070,973	0.4
		U.S. Treasury Notes: 8.9%
47,470,000	L	1.250%, due 05/31/19	47,361,531	2.8
57,650,000		1.500%, due 06/15/20	57,568,944	3.3
39,830,500	L	1.750%, due 05/31/22	39,597,133	2.3
9,462,800		1.250%-2.625%, due 01/31/19-05/15/27	9,444,751	0.5
			153,972,359	8.9
		Total U.S. Treasury Obligations (Cost $160,169,639)	160,043,332	9.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%##
915,000		Other Securities	1,311,165	0.1
		Total U.S. Government Agency Obligations (Cost $1,032,115)	1,311,165	0.1
		Total Long-Term Investments (Cost $1,408,015,979)	1,596,895,386	92.6
SHORT-TERM INVESTMENTS: 9.8%
		Corporate Bonds/Notes: 2.0%
500,000		Bank of America Corp., 5.650%, 05/01/18	515,810	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	406,815	0.0
4,526,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,506,199	0.3
2,284,000		Chevron Corp., 1.365%, 03/02/18	2,283,655	0.2
360,000		Chevron Corp., 1.718%, 06/24/18	360,839	0.0
775,000		Cintas Corp. No 2, 6.125%, 12/01/17	789,661	0.0
1,019,000		Comcast Corp., 5.700%, 05/15/18	1,055,362	0.1
1,420,000		Duke Energy Corp., 2.100%, 06/15/18	1,425,812	0.1
3,260,000		Eaton Corp., 1.500%, 11/02/17	3,260,910	0.2
2,215,000		eBay, Inc., 2.500%, 03/09/18	2,228,197	0.1
See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Corporate Bonds/Notes (continued)
1,845,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	$1,845,343	0.1
465,000	#	HBOS PLC, 6.750%, 05/21/18	483,768	0.0
3,490,000		Intel Corp., 1.350%, 12/15/17	3,489,389	0.2
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	285,409	0.0
500,000		Northrop Grumman Corp., 1.750%, 06/01/18	500,642	0.0
1,467,000		Old Republic International Corp., 3.750%, 03/15/18	1,864,007	0.1
328,000		Philip Morris International, Inc., 1.250%, 08/11/17	327,998	0.0
820,000		Precision Castparts Corp., 1.250%, 01/15/18	819,555	0.1
1,995,000		Prudential Financial, Inc., 6.000%, 12/01/17	2,030,030	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	125,139	0.0
3,630,000	#	Roche Holdings, Inc., 1.350%, 09/29/17	3,630,229	0.2
2,380,000		United Parcel Service, Inc., 1.125%, 10/01/17	2,378,629	0.1
140,000		Wells Fargo & Co., 1.500%, 01/16/18	139,968	0.0
			34,753,366	2.0
		U.S. Government Agency Obligations: 0.1%
2,400,000		Freddie Mac, 4.875%, 06/13/18 (Cost $2,429,057)	2,480,655	0.1
		Securities Lending Collateralcc: 4.4%
2,438,174		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $2,438,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,486,938, due 07/28/17-09/09/49)	2,438,174	0.1
Principal Amount†		Value	Percentage of Net Assets
14,978,452	Citigroup, Inc., Repurchase Agreement dated 06/30/17, 1.10%, due 07/03/17 (Repurchase Amount $14,979,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.750%, Market Value plus accrued interest $15,278,021, due 07/27/17-07/01/47)	$14,978,452	0.9
2,967,796	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $2,968,055, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $3,027,157, due 07/15/17-01/15/37)	2,967,796	0.2
1,457,649	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $1,457,799, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,486,810, due 07/07/17-01/15/30)	1,457,649	0.1

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
18,053,194	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $18,054,871, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $18,414,258, due 07/10/17-06/20/67)	$18,053,194	1.0
18,053,194	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $18,054,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.375%-7.000%, Market Value plus accrued interest $18,414,259, due 02/19/19-06/01/47)	18,053,194	1.0
18,053,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $18,055,129, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $18,414,212, due 01/15/19-02/15/46)	18,053,200	1.1
		76,001,659	4.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
56,104,571	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $56,104,571)	$56,104,571	3.3
	Total Short-Term Investments (Cost $169,992,110)	169,340,251	9.8
	Total Investments in Securities (Cost $1,578,008,089)	$1,766,235,637	102.4
	Liabilities in Excess of Other Assets	(41,808,800)	(2.4)
	Net Assets	$1,724,426,837	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##  The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $1,586,127,115.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$233,888,934
Gross Unrealized Depreciation	(53,780,412)
Net Unrealized Appreciation	$180,108,522

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$88,287,379	$9,707,310	$—	$97,994,689
Consumer Staples	58,023,715	—	—	58,023,715
Energy	118,874,533	35,094,220	—	153,968,753
Financials	389,632,009	—	—	389,632,009
Health Care	98,739,087	27,753,305	—	126,492,392
Industrials	85,347,253	—	—	85,347,253
Information Technology	127,595,221	—	—	127,595,221
Materials	19,794,365	8,181,266	—	27,975,631
Telecommunication Services	16,582,702	2,733,631	—	19,316,333
Utilities	14,262,162	—	—	14,262,162
Total Common Stock	1,017,138,426	83,469,732	—	1,100,608,158
Preferred Stock	110,640	11,551,223	—	11,661,863
Corporate Bonds/Notes	—	315,972,925	6,686,095	322,659,020
Municipal Bonds	—	611,848	—	611,848
Short-Term Investments	56,104,571	113,235,680	—	169,340,251
U.S. Treasury Obligations	—	160,043,332	—	160,043,332
U.S. Government Agency Obligations	—	1,311,165	—	1,311,165
Total Investments, at fair value	$1,073,353,637	$686,195,905	$6,686,095	$1,766,235,637
Other Financial Instruments+
Forward Foreign Currency Contracts	—	9,159	—	9,159
Total Assets	$1,073,353,637	$686,205,064	$6,686,095	$1,766,244,796
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(484,938)	$—	$(484,938)
Total Liabilities	$—	$(484,938)	$—	$(484,938)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,207	CAD	45,852	State Street Bank and Trust Co.	07/05/17	$(152)
USD	501,638	CAD	654,173	State Street Bank and Trust Co.	07/05/17	(2,824)
USD	17,232	CAD	22,386	State Street Bank and Trust Co.	07/06/17	(32)
AUD	256,403	USD	196,424	State Street Bank and Trust Co.	07/28/17	579
GBP	426,105	USD	552,041	State Street Bank and Trust Co.	07/28/17	3,406
USD	3,006,228	AUD	3,948,653	State Street Bank and Trust Co.	07/28/17	(27,655)
GBP	14,454	USD	18,820	State Street Bank and Trust Co.	07/28/17	22
CAD	16,790	USD	12,930	State Street Bank and Trust Co.	07/28/17	24
EUR	18,339	USD	20,962	State Street Bank and Trust Co.	07/28/17	12
CHF	11,851	USD	12,378	State Street Bank and Trust Co.	07/28/17	1
AUD	17,662	USD	13,573	State Street Bank and Trust Co.	07/28/17	(3)

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,809,148	EUR	9,502,189	State Street Bank and Trust Co.	07/28/17	$(58,500)
CAD	34,389	USD	26,417	State Street Bank and Trust Co.	07/28/17	114
CAD	490,630	USD	376,392	State Street Bank and Trust Co.	07/28/17	2,134
EUR	37,128	USD	42,478	State Street Bank and Trust Co.	07/28/17	(14)
GBP	29,252	USD	38,017	State Street Bank and Trust Co.	07/28/17	114
CHF	23,924	USD	25,037	State Street Bank and Trust Co.	07/28/17	(46)
USD	5,146,200	CAD	6,713,064	State Street Bank and Trust Co.	07/28/17	(32,994)
EUR	545,367	USD	621,305	State Street Bank and Trust Co.	07/28/17	2,431
USD	15,731,423	GBP	12,156,573	State Street Bank and Trust Co.	07/28/17	(115,195)
CHF	352,578	USD	367,976	State Street Bank and Trust Co.	07/28/17	322
USD	5,802,931	CHF	5,564,402	State Street Bank and Trust Co.	07/28/17	(9,575)
USD	10,809,359	EUR	9,497,556	The Bank of New York Mellon	07/28/17	(52,991)
USD	15,744,948	GBP	12,160,703	The Bank of New York Mellon	07/28/17	(107,054)
USD	6,586,834	CAD	8,587,783	The Bank of New York Mellon	07/28/17	(38,724)
USD	3,005,018	AUD	3,948,775	The Bank of New York Mellon	07/28/17	(28,959)
USD	5,807,620	CHF	5,569,507	The Bank of New York Mellon	07/28/17	(10,220)
						$(475,779)

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — EU Euro

GBP — British Pound

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$9,159
Total Asset Derivatives		$9,159
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$484,938
Total Liability Derivatives		$484,938

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(3,095,989)
Total	$(3,095,989)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(2,359,011)
Total	$(2,359,011)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VY® INVESCO   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$9,159	$—	$9,159
Total Assets	$9,159	$—	$9,159
Liabilities:
Forward foreign currency contracts	$246,990	$237,948	$484,938
Total Liabilities	$246,990	$237,948	$484,938
Net OTC derivative instruments by counterparty, at fair value	$(237,831)	$(237,948)	$(475,779)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(237,831)	$(237,948)	$(475,779)

(1)   Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Financials	22.5%
Consumer Discretionary	17.6%
Real Estate	10.5%
Information Technology	9.6%
Utilities	8.7%
Industrials	7.7%
Consumer Staples	6.2%
Energy	6.0%
Health Care	5.3%
Materials	4.8%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 17.6%
98,970	@	Dish Network Corp. - Class A	$6,211,357	1.0
61,960		Expedia, Inc.	9,228,942	1.5
93,910		Hilton Worldwide Holdings, Inc.	5,808,334	1.0
150,381	L	Kohl's Corp.	5,815,233	1.0
52,260	@	Mohawk Industries, Inc.	12,630,719	2.1
173,446		Newell Brands, Inc.	9,300,175	1.6
59,290		PVH Corp.	6,788,705	1.1
60,910		Tiffany & Co.	5,717,622	1.0
829,954		Other Securities(a)	43,179,854	7.3
			104,680,941	17.6
		Consumer Staples: 6.2%
30,600		Constellation Brands, Inc.	5,928,138	1.0
79,820		Dr Pepper Snapple Group, Inc.	7,272,400	1.2
74,263	@	Edgewell Personal Care Co.	5,645,473	0.9
596,473		Other Securities	18,326,366	3.1
			37,172,377	6.2
		Energy: 6.0%
230,704	@	Energen Corp.	11,389,856	1.9
192,610		EQT Corp.	11,285,020	1.9
271,260		Williams Cos., Inc.	8,213,753	1.4
209,420		Other Securities(a)	4,661,689	0.8
			35,550,318	6.0
		Financials: 22.5%
181,550		Citizens Financial Group, Inc.	6,477,704	1.1
315,590		Fifth Third Bancorp	8,192,717	1.4
63,960		First Republic Bank	6,402,396	1.1
154,430		Hartford Financial Services Group, Inc.	8,118,385	1.4
Shares			Value	Percentage of Net Assets
190,770		Invesco Ltd.	$6,713,196	1.1
231,540		Loews Corp.	10,838,387	1.8
62,413		M&T Bank Corp.	10,107,785	1.7
90,980		Marsh & McLennan Cos., Inc.	7,092,801	1.2
71,460		Northern Trust Corp.	6,946,627	1.2
147,990		SunTrust Banks, Inc.	8,393,993	1.4
90,530		T. Rowe Price Group, Inc.	6,718,231	1.1
184,000		XL Group Ltd.	8,059,200	1.3
985,950		Other Securities	39,669,631	6.7
			133,731,053	22.5
		Health Care: 5.3%
38,630		Cigna Corp.	6,466,276	1.1
28,940		Humana, Inc.	6,963,543	1.2
140,790		Other Securities	17,911,401	3.0
			31,341,220	5.3
		Industrials: 7.7%
69,430		Carlisle Cos., Inc.	6,623,622	1.1
96,060		Fortune Brands Home & Security, Inc.	6,266,954	1.1
51,910		IDEX Corp.	5,866,349	1.0
69,260		MSC Industrial Direct Co.	5,953,590	1.0
46,201		Snap-On, Inc.	7,299,758	1.2
176,590		Other Securities	13,985,962	2.3
			45,996,235	7.7
		Information Technology: 9.6%
93,090		Amphenol Corp.	6,871,904	1.2
94,890	@	Arrow Electronics, Inc.	7,441,274	1.2
118,570		CDW Corp.	7,414,182	1.2
159,986	@	CommScope Holding Co., Inc.	6,084,268	1.0
73,196		Jack Henry & Associates, Inc.	7,602,869	1.3
179,009	@	Keysight Technologies, Inc.	6,968,820	1.2

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
102,670	@	Synopsys, Inc.	$7,487,723	1.3
202,850		Other Securities	7,439,160	1.2
			57,310,200	9.6
		Materials: 4.8%
218,540		Ball Corp.	9,224,574	1.6
192,830		Silgan Holdings, Inc.	6,128,137	1.0
145,820		WestRock Co.	8,262,161	1.4
13,860		Other Securities	4,864,306	0.8
			28,479,178	4.8
		Real Estate: 10.5%
61,286		Vornado Realty Trust	5,754,755	1.0
1,554,823		Other Securities(a)	56,732,810	9.5
			62,487,565	10.5
		Utilities: 8.7%
193,640		CMS Energy Corp.	8,955,850	1.5
109,480		Edison International	8,560,241	1.4
104,310		National Fuel Gas Co.	5,824,670	1.0
66,700		Sempra Energy	7,520,425	1.3
137,960		WEC Energy Group, Inc.	8,467,985	1.4
205,550		Xcel Energy, Inc.	9,430,634	1.6
90,550		Other Securities	3,202,820	0.5
			51,962,625	8.7
		Total Common Stock (Cost $439,057,830)	588,711,712	98.9
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateralcc: 2.3%
437,787		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $437,827, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $446,543, due 07/28/17-09/09/49)	$437,787	0.1
Principal Amount†		Value	Percentage of Net Assets
3,241,051	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,241,357, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,305,872, due 07/15/17-05/20/67)	$3,241,051	0.5
3,241,051	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,241,357, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,305,872, due 07/13/17-12/01/51)	3,241,051	0.5
532,883	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $532,929, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $543,542, due 07/15/17-01/15/37)	532,883	0.1
261,728	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $261,755, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $266,964, due 07/07/17-01/15/30)	261,728	0.0

See Accompanying Notes to Financial Statements

VY® JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Value	Percentage of Net Assets
Shares	Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
2,690,436	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,690,686, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,744,245, due 07/10/17-06/20/67)	$2,690,436	0.5
3,241,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $3,241,446, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,305,913, due 01/15/19-02/15/46)	3,241,100	0.6
		13,646,036	2.3
	Mutual Funds: 1.0%
6,251,835	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $6,251,835)	$6,251,835	1.0
	Total Short-Term Investments (Cost $19,897,871)	19,897,871	3.3
	Total Investments in Securities (Cost $458,955,701)	$608,609,583	102.2
	Liabilities in Excess of Other Assets	(13,327,854)	(2.2)
	Net Assets	$595,281,729	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $460,140,538.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$165,852,308
Gross Unrealized Depreciation	(17,383,263)
Net Unrealized Appreciation	$148,469,045

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$588,711,712	$—	$—	$588,711,712
Short-Term Investments	6,251,835	13,646,036	—	19,897,871
Total Investments, at fair value	$594,963,547	$13,646,036	$—	$608,609,583

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED)

Geographic Diversification
as of June 30, 2017
(as a percentage of net assets)

United States	44.4%
Japan	14.4%
Germany	9.2%
United Kingdom	6.8%
France	6.2%
India	3.4%
Netherlands	2.9%
Switzerland	2.9%
Spain	2.7%
China	2.1%
Countries between 0.5% - 1.4%^	2.5%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 3 countries, which each represents 0.5% - 1.4% of net assets.

Portfolio holdings are subject to change daily.

Shares	Value	Percentage of Net Assets
Shares	Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		China: 2.1%
674,995	@	JD.com, Inc. ADR	$26,473,304	1.7
40,510		Other Securities	7,245,618	0.4
			33,718,922	2.1
		Denmark: 0.5%
111,808		Other Securities	7,065,099	0.5
		France: 6.2%
172,948		LVMH Moet Hennessy Louis Vuitton SE	43,246,672	2.7
97,300		Kering	33,131,882	2.1
402,220		Societe Generale	21,690,037	1.4
			98,068,591	6.2
		Germany: 7.4%
144,444		Allianz SE	28,504,948	1.8
165,555		Bayer AG	21,457,659	1.4
78,609		Linde AG	14,963,500	1.0
337,154		SAP SE	35,290,439	2.2
113,271		Siemens AG	15,580,907	1.0
			115,797,453	7.4
		India: 3.4%
10,607,982	@	DLF Ltd.	31,290,711	2.0
1,540,792		ICICI Bank Ltd. ADR	13,820,904	0.9
1,167,036		Other Securities	8,857,921	0.5
			53,969,536	3.4
		Italy: 0.6%
279,399		Other Securities(a)	9,820,594	0.6
	Japan: 14.4%
1,148,200	Dai-ichi Life Holdings, Inc.	$20,841,455	1.3
62,400	Fanuc Ltd.	12,077,254	0.8
790,300	KDDI Corp.	20,901,560	1.3
74,902	Keyence Corp.	32,973,948	2.1
322,100	Kyocera Corp.	18,720,688	1.2
251,200	Murata Manufacturing Co., Ltd.	38,349,708	2.4
314,200	Nidec Corp.	32,280,910	2.0
45,900	Nintendo Co., Ltd.	15,366,937	1.0
305,400	Suzuki Motor Corp.	14,548,637	0.9
181,300	TDK Corp.	11,984,278	0.8
608,200	Other Securities	8,914,435	0.6
		226,959,810	14.4
	Netherlands: 2.9%
553,853	Airbus SE	45,707,096	2.9
	Spain: 2.7%
847,575	Industria de Diseno Textil SA	32,551,187	2.1
1,168,262	Other Securities	9,731,583	0.6
		42,282,770	2.7
	Sweden: 1.4%
1,014,405	Assa Abloy AB	22,358,983	1.4
	Switzerland: 2.9%
1,544,378	UBS Group AG	26,263,518	1.7
736,981	Other Securities	19,433,927	1.2
		45,697,445	2.9

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		United Kingdom: 6.8%
1,265,166		Prudential PLC	$29,040,483	1.8
526,844	@	TechnipFMC PLC	14,249,071	0.9
575,775		Unilever PLC	31,159,876	2.0
12,154,783		Other Securities(a)	32,584,428	2.1
			107,033,858	6.8
		United States: 44.4%
116,380		3M Co.	24,229,152	1.5
225,053	@	Adobe Systems, Inc.	31,831,496	2.0
261,400		Aetna, Inc.	39,688,362	2.5
44,940	@	Alphabet, Inc. - Class A	41,779,819	2.6
46,607	@	Alphabet, Inc. - Class C	42,353,179	2.7
165,080		Anthem, Inc.	31,056,501	2.0
54,130	@	Biogen, Inc.	14,688,717	0.9
688,420		Citigroup, Inc.	46,041,530	2.9
502,140		Colgate-Palmolive Co.	37,223,638	2.4
237,890	@	Facebook, Inc.	35,916,632	2.3
341,370		FNF Group	15,303,617	1.0
196,530		Gilead Sciences, Inc.	13,910,394	0.9
110,630		Goldman Sachs Group, Inc.	24,548,797	1.6
225,110		Intuit, Inc.	29,896,859	1.9
650,650		Maxim Integrated Products	29,214,185	1.9
302,490	@	PayPal Holdings, Inc.	16,234,638	1.0
253,120		S&P Global, Inc.	36,952,989	2.3
227,940		Tiffany & Co.	21,396,728	1.4
149,610		United Parcel Service, Inc. - Class B	16,545,370	1.0
230,480		Walt Disney Co.	24,488,500	1.6
307,740		Whole Foods Market, Inc.	12,958,931	0.8
166,580		Zimmer Biomet Holdings, Inc.	21,388,872	1.4
2,154,840		Other Securities(a)	90,591,404	5.8
			698,240,310	44.4
		Total Common Stock (Cost $792,545,604)	1,506,720,467	95.7
PREFERRED STOCK: 1.8%
		Germany: 1.8%
334,794		Bayerische Motoren Werke AG	27,629,069	1.8
		India: 0.0%
5,080,989		Other Securities	760,920	0.0
		Total Preferred Stock (Cost $12,716,306)	28,389,989	1.8
		Total Long-Term Investments (Cost $805,261,910)	1,535,110,456	97.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc: 2.1%
1,051,926	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,052,022, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,072,965, due 07/28/17-09/09/49)	$1,051,926	0.1
7,787,591	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $7,788,327, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,943,343, due 07/15/17-05/20/67)	7,787,591	0.5
7,787,591	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $7,788,327, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,943,343, due 07/13/17-12/01/51)	7,787,591	0.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
1,280,426	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,280,538, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,306,037, due 07/15/17-01/15/37)	$1,280,426	0.1
628,888	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $628,953, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $641,469, due 07/07/17-01/15/30)	628,888	0.0
6,464,876	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $6,465,476, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,594,174, due 07/10/17-06/20/67)	6,464,876	0.4
Principal Amount†		Value	Percentage of Net Assets
7,787,600	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $7,788,432, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,943,329, due 01/15/19-02/15/46)	$7,787,600	0.5
		32,788,898	2.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
34,301,726	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $34,301,726)	$34,301,726	2.2
	Total Short-Term Investments (Cost $67,090,624)	67,090,624	4.3
	Total Investments in Securities (Cost $872,352,534)	$1,602,201,080	101.8
	Liabilities in Excess of Other Assets	(28,589,848)	(1.8)
	Net Assets	$1,573,611,232	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

ADR  American Depositary Receipt

cc  Represents securities purchased with cash collateral received for securities on loan.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $879,366,753.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$747,491,434
Gross Unrealized Depreciation	(24,657,107)
Net Unrealized Appreciation	$722,834,327

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Sector Diversification	Percentage of Net Assets
Information Technology	25.6%
Financials	18.2
Consumer Discretionary	16.0
Health Care	15.0
Industrials	12.3
Consumer Staples	5.2
Real Estate	2.0
Telecommunication Services	1.3
Materials	1.0
Energy	0.9
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
China	$33,718,922	$—	$—	$33,718,922
Denmark	—	7,065,099	—	7,065,099
France	—	98,068,591	—	98,068,591
Germany	—	115,797,453	—	115,797,453
India	13,820,904	40,148,632	—	53,969,536
Italy	4,284,049	5,536,545	—	9,820,594
Japan	—	226,959,810	—	226,959,810
Netherlands	—	45,707,096	—	45,707,096
Spain	—	42,282,770	—	42,282,770
Sweden	—	22,358,983	—	22,358,983
Switzerland	—	45,697,445	—	45,697,445
United Kingdom	14,461,488	92,572,370	—	107,033,858
United States	698,240,310	—	—	698,240,310
Total Common Stock	764,525,673	742,194,794	—	1,506,720,467
Preferred Stock	760,920	27,629,069	—	28,389,989
Short-Term Investments	34,301,726	32,788,898	—	67,090,624
Total Investments, at fair value	$799,588,319	$802,612,761	$—	$1,602,201,080
Other Financial Instruments+
Forward Foreign Currency Contracts	—	16,964	—	16,964
Total Assets	$799,588,319	$802,629,725	$—	$1,602,218,044

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® Oppenheimer Global Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,622,324	JPY	517,987,855	Deutsche Bank AG	07/03/17	$16,964
						$16,964

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
VY® OPPENHEIMER GLOBAL PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Currency Abbreviations

JPY — Japanese Yen

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$16,964
Total Asset Derivatives		$16,964

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(79,006)
Total	$(79,006)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$16,964
Total	$16,964

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

Deutsche Bank AG
Assets:
Forward foreign currency contracts	$16,964
Total Assets	$16,964
Net OTC derivative instruments by counterparty, at fair value	$16,964
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$16,964

(1)   Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED)

Investment Type Allocation
as of June 30, 2017
(as a percentage of net assets)

Corporate Bonds/Notes	82.2%
Bank Loans	4.6%
Common Stock	3.8%
U.S. Treasury Obligations	3.3%
Preferred Stock	1.5%
Warrants**	0.0%
Foreign Government Bonds**	0.0%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

** Amount is less than 0.05%.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 82.2%
		Basic Materials: 2.6%
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	$307,500	0.3
100,000	#	CVR Partners L.P. / CVR Nitrogen Finance Corp., 9.250%, 06/15/23	105,000	0.1
220,000	#	First Quantum Minerals Ltd., 7.500%, 04/01/25	216,150	0.2
530,000		Freeport-McMoRan, Inc., 3.550%, 03/01/22	499,355	0.5
75,000	#	Hudbay Minerals, Inc., 7.250%, 01/15/23	77,719	0.1
100,000	#	Hudbay Minerals, Inc., 7.625%, 01/15/25	105,250	0.1
190,000	#	Kinross Gold Corp., 4.500%, 07/15/27	190,000	0.2
435,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/25	458,925	0.4
145,000	#	Tronox Finance LLC, 7.500%, 03/15/22	150,075	0.1
590,000		Other Securities	576,875	0.6
			2,686,849	2.6
		Communications: 13.6%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	212,688	0.2
200,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	208,625	0.2
505,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	537,194	0.5
310,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	332,475	0.3
Principal Amount†			Value	Percentage of Net Assets
155,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	$155,000	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	123,150	0.2
200,000	#	CSC Holdings LLC, 5.500%, 04/15/27	212,000	0.2
125,000	#	Ctrip.com International Ltd., 1.250%, 09/15/22	135,391	0.1
319,000	#	DISH Network Corp., 2.375%, 03/15/24	335,947	0.3
555,000		Frontier Communications Corp., 8.750%, 04/15/22	501,193	0.5
416,000		Frontier Communications Corp., 8.500%-10.500%, 04/15/20-09/15/22	406,185	0.4
250,000	#	Gray Television, Inc., 5.125%, 10/15/24	253,125	0.2
280,000	#	Gray Television, Inc., 5.875%, 07/15/26	286,300	0.3
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/26	435,231	0.4
690,000		Level 3 Financing, Inc., 5.250%, 03/15/26	717,676	0.7
195,000	#	MDC Partners, Inc., 6.500%, 05/01/24	195,487	0.2
550,000	#	Netflix, Inc., 4.375%, 11/15/26	550,000	0.5
245,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	248,675	0.2
200,000	#	SFR Group SA, 6.000%, 05/15/22	209,500	0.2
425,000	#	Sinclair Television Group, Inc., 5.125%, 02/15/27	413,312	0.4
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	175,312	0.2
295,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	298,688	0.3
1,760,000		Sprint Corp., 7.250%, 09/15/21	1,960,200	1.9

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Communications (continued)
425,000		TEGNA, Inc., 6.375%, 10/15/23	$449,969	0.4
450,000		T-Mobile USA, Inc., 6.500%, 01/15/26	497,813	0.5
545,000		T-Mobile USA, Inc., 5.125%-6.500%, 03/01/23-04/15/25	581,458	0.5
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	159,000	0.2
440,000	#	Videotron Ltd., 5.375%, 06/15/24	466,400	0.4
935,000		Windstream Services LLC, 6.375%-7.750%, 10/15/20-08/01/23	837,084	0.8
150,000	#	Zillow Group, Inc., 2.000%, 12/01/21	175,594	0.2
2,077,000		Other Securities	2,199,225	2.1
			14,269,897	13.6
		Consumer, Cyclical: 11.4%
190,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	198,787	0.2
160,000	#	AMC Entertainment Holdings, Inc., 6.125%, 05/15/27	169,250	0.1
230,000	#	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	231,437	0.2
110,000	#	Eldorado Resorts, Inc., 6.000%, 04/01/25	117,012	0.1
610,000		Global Partners L.P. / GLP Finance Corp., 6.250%-7.000%, 07/15/22-06/15/23	613,450	0.6
165,000	#	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24	180,469	0.2
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	170,625	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	325,888	0.3
400,000		KB Home, 7.000%, 12/15/21	450,000	0.4
555,000		KB Home, 1.375%-7.500%, 02/01/19-09/15/22	610,825	0.6
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	214,225	0.2
Principal Amount†			Value	Percentage of Net Assets
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	$216,275	0.2
250,000	#	Landry's, Inc., 6.750%, 10/15/24	256,562	0.2
250,000		Lennar Corp., 4.500%, 06/15/19	259,375	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	496,969	0.5
230,000	#	Meritage Homes Corp., 5.125%, 06/06/27	230,863	0.2
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	208,500	0.2
230,000	#	PetSmart, Inc., 7.125%, 03/15/23	205,275	0.2
340,000	#	PetSmart, Inc., 8.875%, 06/01/25	314,874	0.3
990,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,089,000	1.0
365,000	#	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/24	384,163	0.4
360,000	#	TI Group Automotive Systems LLC, 8.750%, 07/15/23	382,500	0.4
450,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	474,187	0.5
105,000	#	Viking Cruises Ltd, 6.250%, 05/15/25	106,313	0.1
160,000	#	ZF North America Capital, Inc., 4.750%, 04/29/25	169,400	0.2
3,845,000		Other Securities	3,945,181	3.7
			12,021,405	11.4
		Consumer, Non-cyclical: 16.0%
80,000	#	Alliance One International, Inc., 8.500%, 04/15/21	83,600	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	212,850	0.2
225,000	#	Cenveo Corp., 6.000%, 08/01/19	191,250	0.2
755,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	761,606	0.7
230,000		CHS/Community Health Systems, Inc., 6.250%-6.875%, 02/01/22-03/31/23	215,306	0.2
375,000	#	Cimpress NV, 7.000%, 04/01/22	390,000	0.4
250,000	#	CSVC Acquisition Corp., 7.750%, 06/15/25	256,094	0.2
See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
140,000	#	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	$117,600	0.1
280,000	#	Endo Finance LLC, 5.750%, 01/15/22	253,344	0.2
200,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	164,000	0.2
200,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	206,460	0.2
600,000		HCA, Inc., 5.250%, 06/15/26	648,600	0.6
185,000	#	Hertz Corp./The, 7.625%, 06/01/22	185,018	0.2
35,000	#	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, 11/01/24	35,700	0.0
480,000		Innoviva, Inc., 2.125%, 01/15/23	438,600	0.4
275,000	#	Insulet Corp., 1.250%, 09/15/21	303,187	0.3
400,000		Jazz Investments I Ltd., 1.875%, 08/15/21	439,000	0.4
495,000		Kindred Healthcare, Inc., 6.375%-8.000%, 01/15/20-04/15/22	505,331	0.5
80,000	#	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	82,800	0.1
80,000	#	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	83,300	0.1
406,000	#	Patheon Holdings I BV, 7.500%, 02/01/22	431,629	0.4
325,000	#	Post Holdings, Inc., 5.000%, 08/15/26	325,000	0.3
260,000	#	Post Holdings, Inc., 6.000%, 12/15/22	276,575	0.3
510,000	#	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/23	549,525	0.5
500,000	#	Sothebys, 5.250%, 10/01/22	513,750	0.5
235,000	#	Team Health Holdings, Inc., 6.375%, 02/01/25	228,538	0.2
110,000	#	Teladoc, Inc., 3.000%, 12/15/22	116,462	0.1
85,000	#	Tenet Healthcare Corp., 7.500%, 01/01/22	92,421	0.1
490,000		Tenet Healthcare Corp., 4.375%-8.125%, 10/01/21-04/01/22	505,650	0.5
525,000		United Rentals North America, Inc., 5.750%, 11/15/24	551,906	0.5
1,525,000	#	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23	1,315,312	1.3
Principal Amount†			Value	Percentage of Net Assets
95,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	$99,869	0.1
125,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	131,719	0.1
525,000		WellCare Health Plans, Inc., 5.250%, 04/01/25	551,250	0.5
470,000		Wright Medical Group, Inc., 2.000%, 02/15/20	524,638	0.5
4,941,000		Other Securities	5,048,792	4.8
			16,836,682	16.0
		Energy: 15.6%
150,000	#	Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	151,875	0.1
135,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/24	138,712	0.1
212,000	#	Antero Resources Corp., 5.000%, 03/01/25	206,700	0.2
355,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	359,437	0.3
310,000	#	California Resources Corp., 8.000%, 12/15/22	197,237	0.2
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	107,000	0.1
518,000	#	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	531,597	0.5
137,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	145,391	0.1
180,000	#	Chesapeake Energy Corp., 8.000%, 06/15/27	177,075	0.2
137,000	#	Cobalt International Energy, Inc., 7.750%, 12/01/23	83,056	0.1
318,000	#	Cobalt International Energy, Inc., 10.750%, 12/01/21	302,100	0.3
160,000	#	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	160,400	0.2
535,000		DCP Midstream Operating L.P., 2.700%-5.600%, 04/01/19-04/01/44	514,000	0.5
285,000	#	Delek Logistics Partners L.P., 6.750%, 05/15/25	289,275	0.3
150,000	#	Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/25	153,375	0.2

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/21	$514,500	0.5
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/22	48,750	0.0
205,000	#	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 07/15/21	211,662	0.2
245,000	#	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/21	243,163	0.2
20,000		Gulfport Energy Corp., 6.625%, 05/01/23	20,150	0.0
300,000	#	Gulfport Energy Corp., 6.000%, 10/15/24	293,250	0.3
200,000	#	Gulfport Energy Corp., 6.375%, 05/15/25	197,750	0.2
150,000	#	Halcon Resources Corp., 6.750%, 02/15/25	135,750	0.1
131,000	#	Halcon Resources Corp., 12.000%, 02/15/22	148,685	0.2
90,000	#	Hiland Partners Holdings LLC / Hiland Partners Finance Corp., 5.500%, 05/15/22	94,003	0.1
255,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	241,613	0.2
140,000	#	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.000%, 08/01/24	146,300	0.1
100,000	#	MEG Energy Corp., 6.500%, 01/15/25	91,375	0.1
295,000	#	MEG Energy Corp., 7.000%, 03/31/24	230,838	0.2
425,000		ONEOK, Inc., 7.500%, 09/01/23	507,875	0.5
230,000	#	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/25	232,875	0.2
210,000	#	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/24	221,550	0.2
275,000	#	Range Resources Corp., 5.000%, 03/15/23	270,188	0.3
410,000		Rice Energy, Inc., 6.250%, 05/01/22	428,963	0.4
135,000	#	TerraForm Power Operating LLC, 6.375%, 02/01/23	141,075	0.1
270,000	#	Trinidad Drilling Ltd, 6.625%, 02/15/25	257,175	0.3
Principal Amount†			Value	Percentage of Net Assets
180,000		Williams Cos, Inc./The, 4.550%, 06/24/24	$185,850	0.2
405,000		Williams Cos, Inc./The, 5.750%, 06/24/44	420,188	0.4
7,874,000		Other Securities	7,605,363	7.2
			16,406,121	15.6
		Financial: 7.4%
239,821	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	251,812	0.3
275,000	#	Alliance Data Systems Corp., 5.875%, 11/01/21	285,312	0.3
808,000		Ally Financial, Inc., 4.625%-5.750%, 05/19/22-11/20/25	842,204	0.8
225,000		Citigroup, Inc., 5.900%, 12/29/49	241,368	0.2
550,000		Citigroup, Inc., 6.250%, 12/29/49	610,844	0.6
140,000	#	CyrusOne L.P. / CyrusOne Finance Corp., 5.000%, 03/15/24	144,550	0.1
40,000	#	CyrusOne L.P. / CyrusOne Finance Corp., 5.375%, 03/15/27	41,750	0.1
125,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	129,687	0.1
600,000		Fly Leasing Ltd., 6.375%, 10/15/21	632,250	0.6
260,000	#	Iron Mountain US Holdings, Inc., 5.375%, 06/01/26	274,300	0.3
300,000		Iron Mountain, Inc., 5.750%, 08/15/24	307,500	0.3
250,000	#	Kilimanjaro Re Ltd. (Cat Bond), 10.292%, 12/06/19	250,388	0.2
575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	590,813	0.6
225,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18-06/01/22	229,375	0.2
308,000	#	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/25	316,470	0.3
120,000	#	Quicken Loans, Inc., 5.750%, 05/01/25	124,500	0.1
225,000	#	Rialto Holdings LLC / Rialto Corp., 7.000%, 12/01/18	229,500	0.2
400,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	435,272	0.4
335,000	#	Uniti Group, Inc. / CSL Capital LLC, 6.000%, 04/15/23	349,445	0.3

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Financial (continued)
1,395,000		Other Securities	$1,461,540	1.4
			7,748,880	7.4
		Industrial: 6.7%
135,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	139,387	0.1
250,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	259,375	0.2
250,000	#	Amsted Industries, Inc., 5.375%, 09/15/24	260,000	0.3
350,000	#	Apex Tool Group LLC, 7.000%, 02/01/21	327,250	0.3
80,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	82,267	0.1
220,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	231,550	0.2
90,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	98,775	0.1
325,000		Ball Corp., 4.000%, 11/15/23	333,531	0.3
500,000		Ball Corp., 5.250%, 07/01/25	553,750	0.5
85,000	#	Belden, Inc., 5.250%, 07/15/24	88,400	0.1
140,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	146,300	0.1
305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	314,913	0.3
205,000	#	Coveris Holdings SA, 7.875%, 11/01/19	202,950	0.2
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	744,000	0.7
410,000		Dycom Industries, Inc., 0.750%, 09/15/21	477,650	0.5
100,000	#	EnPro Industries, Inc., 5.875%, 09/15/22	104,750	0.1
270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	277,027	0.3
644,000		General Cable Corp., 4.500%, 11/15/29	488,233	0.5
80,000	#	Park-Ohio Industries, Inc., 6.625%, 04/15/27	84,150	0.1
200,000	#	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/21	153,000	0.1
230,000	#	Tutor Perini Corp., 6.875%, 05/01/25	242,650	0.2
185,000	#	USG Corp., 4.875%, 06/01/27	190,781	0.2
1,160,000		Other Securities	1,219,450	1.2
			7,020,139	6.7
Principal Amount†			Value	Percentage of Net Assets
		Technology: 6.2%
310,000	#	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	$317,362	0.3
145,000	#	Dell International LLC / EMC Corp., 5.875%, 06/15/21	152,250	0.1
385,000		Diebold Nixdorf, Inc., 8.500%, 04/15/24	432,201	0.4
375,000	#	Entegris, Inc., 6.000%, 04/01/22	392,813	0.4
420,000	#	First Data Corp., 5.750%, 01/15/24	437,850	0.4
155,000	#	First Data Corp., 7.000%, 12/01/23	165,850	0.2
70,000	#	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, 07/15/25	72,450	0.1
510,000		j2 Cloud Services LLC, 8.000%, 08/01/20	522,900	0.5
165,000	#	Lumentum Holdings, Inc., 0.250%, 03/15/24	193,978	0.2
175,000	#	Microchip Technology, Inc., 1.625%, 02/15/27	184,844	0.2
200,000	#	Micron Technology, Inc., 5.250%, 08/01/23	208,700	0.2
160,000	#	MSCI, Inc., 4.750%, 08/01/26	164,848	0.2
250,000	#	MSCI, Inc., 5.250%, 11/15/24	266,250	0.2
90,000	#	Nice Systems, Inc., 1.250%, 01/15/24	100,744	0.1
250,000	#	ON Semiconductor Corp., 1.625%, 10/15/23	251,250	0.2
200,000	#	Open Text Corp., 5.875%, 06/01/26	215,624	0.2
200,000	#	Quintiles IMS, Inc., 5.000%, 10/15/26	206,750	0.2
400,000	#	Rackspace Hosting, Inc., 8.625%, 11/15/24	427,000	0.4
90,000	#	Silicon Laboratories, Inc., 1.375%, 03/01/22	93,488	0.1
110,000	#	Synaptics, Inc., 0.500%, 06/15/22	111,375	0.1
46,000	#	Teradyne, Inc., 1.250%, 12/15/23	53,159	0.0
1,715,000		Other Securities(a)	1,546,972	1.5
			6,518,658	6.2
		Utilities: 2.7%
505,000		AES Corp., 4.875%, 05/15/23	516,994	0.5
100,000		AES Corp., 5.500%, 03/15/24	104,625	0.1
390,000		Calpine Corp., 5.750%, 01/15/25	367,575	0.3

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
200,000	#	Calpine Corp., 5.250%, 06/01/26	$197,000	0.2
181,000	#	Dynegy, Inc., 8.000%, 01/15/25	176,475	0.2
620,000		NRG Energy, Inc., 6.625%, 01/15/27	623,875	0.6
415,000		NRG Energy, Inc., 6.250%-7.250%, 05/01/24-05/15/26	425,475	0.4
189,825	#	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	205,011	0.2
350,222		Other Securities	279,098	0.2
			2,896,128	2.7
		Total Corporate Bonds/Notes (Cost $83,655,593)	86,404,759	82.2
FOREIGN GOVERNMENT BONDS: —%
14,904		Other Securities	—	—
		Total Foreign Government Bonds (Cost $1,745)	—	—
BANK LOANS: 4.6%
		Basic Materials: 0.3%
264,338		Other Securities	264,998	0.3
		Communications: 0.8%
445,500		McGraw-Hill Global Education Holdings, LLC, 5.226%, 05/04/22	439,430	0.4
455,396		Other Securities	455,132	0.4
			894,562	0.8
		Consumer, Cyclical: 1.1%
1,130,936		Other Securities	1,134,299	1.1
		Consumer, Non-cyclical: 0.7%
949,254		Other Securities	789,353	0.7
		Energy: 0.5%
575,380		Other Securities	551,805	0.5
		Financial: 0.3%
313,977		Other Securities	310,936	0.3
		Industrial: 0.5%
519,769		Other Securities	522,541	0.5
		Insurance: 0.1%
71,219		Other Securities	71,447	0.1
Principal Amount†			Value	Percentage of Net Assets
		Technology: 0.3%
322,506		Other Securities	$315,517	0.3
		Total Bank Loans (Cost $4,994,355)	4,855,458	4.6
U.S. TREASURY OBLIGATIONS: 3.3%
		U.S. Treasury Notes: 3.3%
3,500,000		1.217%, due 07/31/18	3,506,535	3.3
		Total U.S. Treasury Obligations (Cost $3,500,421)	3,506,535	3.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: 3.8%
		Consumer Discretionary: 0.8%
50,408		Ford Motor Co.	$564,066	0.6
1,476	#,@	Perseus Holding Corp.	—	—
4,139		Other Securities	241,345	0.2
			805,411	0.8
		Consumer Staples: 0.1%
4,469		Other Securities	105,915	0.1
		Energy: 0.0%
424,552		Other Securities	6,246	0.0
		Financials: 0.3%
3,955		Other Securities	343,198	0.3
		Health Care: 1.0%
26,076		Other Securities	1,069,570	1.0
		Industrials: 0.2%
8,021		Other Securities	186,003	0.2
		Information Technology: 0.3%
7,456		Other Securities	319,526	0.3
		Materials: 0.3%
3,044		Other Securities	256,883	0.3
		Real Estate: 0.8%
30,063		Forest City Realty Trust, Inc.	726,623	0.7
5,760		Other Securities	144,806	0.1
			871,429	0.8
		Telecommunication Services: 0.0%
1,994		Other Securities	7,737	0.0
		Total Common Stock (Cost $3,161,851)	3,971,918	3.8

See Accompanying Notes to Financial Statements

VY® PIONEER  SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 1.5%
		Consumer Discretionary: —%
775	#,@	Perseus Holding Corp.	$—	—
		Financials: 0.9%
470	@	Bank of America Corp.	593,135	0.5
3,774		Other Securities	396,978	0.4
			990,113	0.9
		Health Care: 0.5%
1,080		Other Securities	517,994	0.5
		Industrials: 0.1%
267		Other Securities	74,768	0.1
		Total Preferred Stock (Cost $1,736,913)	1,582,875	1.5
WARRANTS: —%
		Energy: —%
644		Other Securities	—	—
		Health Care: —%
252		Other Securities	—	—
		Total Warrants (Cost $—)	—	—
		Total Long-Term Investments (Cost $97,050,878)	100,321,545	95.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Corporate Bonds/Notes: 1.0%
185,000	#	International Automotive Components Group SA, 9.125%, 06/01/18	$180,606	0.2
250,000	#	Kilimanjaro Re Ltd. (Cat Bond), 5.542%, 04/30/18	250,713	0.2
375,000		Shutterfly, Inc., 0.250%, 05/15/18	375,703	0.3
290,000		WebMD Health Corp., 2.500%, 01/31/18	300,331	0.3
			1,107,353	1.0
		U.S. Treasury Obligations: 1.5%
520,000		United States Treasury Bill, 1.000%, 09/28/17	518,737	0.5
500,000		United States Treasury Bill, 0.280%, 07/06/17	499,970	0.5
265,000		United States Treasury Bill, 0.700%, 07/13/17	264,944	0.3
260,000		United States Treasury Bill, 0.790%, 07/20/17	259,903	0.2
			1,543,554	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
516,907	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $516,907)	$516,907	0.5
	Total Short-Term Investments (Cost $3,152,266)	3,167,814	3.0
	Total Investments in Securities (Cost $100,203,144)	$103,489,359	98.4
	Assets in Excess of Other Liabilities	1,678,736	1.6
	Net Assets	$105,168,095	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security.

&  Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(a)  The grouping contains securities in default.

EUR  EU Euro

Cost for federal income tax purposes is $100,700,535.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,393,956
Gross Unrealized Depreciation	(2,605,132)
Net Unrealized Appreciation	$2,788,824

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$805,411	$—	$—	$805,411
Consumer Staples	105,915	—	—	105,915
Energy	1,153	—	5,093	6,246
Financials	343,198	—	—	343,198
Health Care	1,069,570	—	—	1,069,570
Industrials	155,166	—	30,837	186,003
Information Technology	319,526	—	—	319,526
Materials	256,883	—	—	256,883
Real Estate	871,429	—	—	871,429
Telecommunication Services	7,737	—	—	7,737
Total Common Stock	3,935,988	—	35,930	3,971,918
Preferred Stock	818,219	685,935	78,721	1,582,875
Warrants	—	—	—	—
Corporate Bonds/Notes	—	86,404,759	—	86,404,759
Short-Term Investments	516,907	2,650,907	—	3,167,814
Bank Loans	—	4,855,458	—	4,855,458
U.S. Treasury Obligations	—	3,506,535	—	3,506,535
Foreign Government Bonds	—	—	—	—
Total Investments, at fair value	$5,271,114	$98,103,594	$114,651	$103,489,359
Other Financial Instruments+
Centrally Cleared Swaps	—	100,253	—	100,253
Futures	6,986	—	—	6,986
Total Assets	$5,278,100	$98,203,847	$114,651	$103,596,598

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for VY® Pioneer High Yield Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
S&P 500 E-Mini	(19)	09/15/17	$(2,299,855)	$6,986
			$(2,299,855)	$6,986

At June 30, 2017, the following centrally cleared credit default swaps were outstanding for VY® Pioneer High Yield Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 23, Version 1	Sell	5.000	12/20/19	USD	1,090,320	$79,493	$9,711
CDX North American High Yield Index Series 25, Version 1	Sell	5.000	12/20/20	USD	2,023,700	145,237	90,542
						$224,730	$100,253

See Accompanying Notes to Financial Statements

VY® PIONEER   SUMMARY PORTFOLIO OF INVESTMENTS
HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

(1)  If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)  The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations

USD  —  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Net Assets — Unrealized appreciation*	$100,253
Equity contracts	Net Assets — Unrealized appreciation**	6,986
Total Asset Derivatives		$107,239

*  Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day's variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contract	$—	$61,019	$61,019
Equity contracts	(157,705)	—	(157,705)
Total	$(157,705)	$61,019	$(96,686)
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(1,880)	$(1,880)
Equity contracts	(23,276)	—	(23,276)
Total	$(23,276)	$(1,880)	$(25,156)

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Information Technology	23.2%
Consumer Discretionary	17.9%
Industrials	17.4%
Health Care	16.4%
Financials	7.6%
Consumer Staples	5.8%
Materials	5.3%
Real Estate	4.4%
Energy	1.5%
Utilities	0.5%
Assets in Excess of Other Liabilities*	—%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 17.8%
12,100	@	Autozone, Inc.	$6,902,566	0.7
57,000	@	Burlington Stores, Inc.	5,243,430	0.6
77,900	@,L	Carmax, Inc.	4,912,374	0.5
104,900		Coach, Inc.	4,965,966	0.5
113,800		Dollar General Corp.	8,203,842	0.9
70,600	@	Dollar Tree, Inc.	4,936,352	0.5
119,800		Newell Brands, Inc.	6,423,676	0.7
31,700	@	O'Reilly Automotive, Inc.	6,934,058	0.8
136,200		Ross Stores, Inc.	7,862,826	0.8
142,500		Service Corp. International	4,766,625	0.5
17,300	@	Ulta Beauty, Inc.	4,970,982	0.5
2,026,959		Other Securities(a)	103,253,380	10.8
			169,376,077	17.8
		Consumer Staples: 5.8%
53,500		Dr Pepper Snapple Group, Inc.	4,874,385	0.5
51,400		Hershey Co.	5,518,818	0.6
52,800		McCormick & Co., Inc.	5,148,528	0.5
903,000		Other Securities(a)	39,645,512	4.2
			55,187,243	5.8
		Energy: 1.5%
405,137		Other Securities(a)	14,586,067	1.5
		Financials: 7.6%
79,033		CBOE Holdings, Inc.	7,223,616	0.8
51,700		First Republic Bank	5,175,170	0.5
119,400		FNF Group	5,352,702	0.6
40,700		Moody's Corp.	4,952,376	0.5
25,900	@	SVB Financial Group	4,552,961	0.5
864,130		Other Securities	45,027,649	4.7
			72,284,474	7.6
Shares			Value	Percentage of Net Assets
		Health Care: 16.4%
28,600		Cooper Cos., Inc.	$6,847,412	0.7
140,800	@	Hologic, Inc.	6,389,504	0.7
35,300	@	Idexx Laboratories, Inc.	5,698,126	0.6
30,700	@	Illumina, Inc.	5,327,064	0.6
57,600	@	Incyte Corp., Ltd.	7,252,416	0.8
8,900	@	Intuitive Surgical, Inc.	8,324,793	0.9
8,600	@	Mettler Toledo International, Inc.	5,061,444	0.5
122,350		Zoetis, Inc.	7,632,193	0.8
1,486,461		Other Securities(a)	103,597,273	10.8
			156,130,225	16.4
		Industrials: 17.4%
62,800		Allegion Public Ltd.	5,094,336	0.5
50,087		Equifax, Inc.	6,882,956	0.7
84,875		Fortune Brands Home & Security, Inc.	5,537,245	0.6
55,300		Rockwell Collins, Inc.	5,810,924	0.6
19,100		TransDigm Group, Inc.	5,135,417	0.5
79,700	@	Verisk Analytics, Inc.	6,724,289	0.7
2,072,682		Other Securities(a)	131,314,793	13.8
			166,499,960	17.4
		Information Technology: 22.5%
99,100		Amphenol Corp.	7,315,562	0.8
151,179	@	Atlassian Corp. PLC	5,318,477	0.6
71,100	@	Electronic Arts, Inc.	7,516,692	0.8
74,900		Fidelity National Information Services, Inc.	6,396,460	0.7
73,500	@	Fiserv, Inc.	8,991,990	0.9
49,900		Global Payments, Inc.	4,506,968	0.5
59,500		Harris Corp.	6,490,260	0.7
73,800	@	Red Hat, Inc.	7,066,350	0.7
64,400	@	ServiceNow, Inc.	6,826,400	0.7

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
48,500		Skyworks Solutions, Inc.	$4,653,575	0.5
105,000	@	Vantiv, Inc.	6,650,700	0.7
70,400	@,L	VeriSign, Inc.	6,544,384	0.7
2,590,913		Other Securities(a)	136,028,820	14.2
			214,306,638	22.5
		Materials: 5.3%
177,400		Ball Corp.	7,488,054	0.8
87,100		RPM International, Inc.	4,751,305	0.5
64,900		Vulcan Materials Co.	8,221,532	0.9
576,929		Other Securities(a)	30,143,608	3.1
			50,604,499	5.3
		Real Estate: 3.8%
12,115		Equinix, Inc.	5,199,274	0.5
63,350	@	SBA Communications Corp.	8,545,915	0.9
649,414		Other Securities(a)	22,840,662	2.4
			36,585,851	3.8
		Utilities: 0.5%
112,100		Other Securities	4,714,531	0.5
		Total Common Stock (Cost $681,030,682)	940,275,565	98.6
PREFERRED STOCK: 1.4%
		Consumer Discretionary: 0.1%
8,859		Other Securities	1,060,954	0.1
		Information Technology: 0.7%
533,210		Other Securities	6,715,273	0.7
		Real Estate: 0.6%
44,396	@	WeWork Companies, Inc. - Series D-1	2,300,157	0.3
34,882	@	WeWork Companies, Inc. - Series D-2	1,807,236	0.2
24,709	@	WeWork Companies, Inc. - Series E	1,280,173	0.1
			5,387,566	0.6
		Total Preferred Stock (Cost $7,911,058)	13,163,793	1.4
		Total Long-Term Investments (Cost $688,941,740)	953,439,358	100.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc: 4.2%
1,287,307	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,287,424, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,313,053, due 07/28/17-09/09/49)	$1,287,307	0.1
9,530,214	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $9,531,115, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $9,720,818, due 07/15/17-05/20/67)	9,530,214	1.0
9,530,214	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $9,531,115, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $9,720,818, due 07/13/17-12/01/51)	9,530,214	1.0

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
1,566,935	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,567,072, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,598,276, due 07/15/17-01/15/37)	$1,566,935	0.2
769,609	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $769,688, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $785,005, due 07/07/17-01/15/30)	769,609	0.1
7,911,324	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $7,912,059, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,069,551, due 07/10/17-06/20/67)	7,911,324	0.8
Principal Amount†		Value	Percentage of Net Assets
9,530,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $9,531,218, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,720,776, due 01/15/19-02/15/46)	$9,530,200	1.0
		40,125,803	4.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
351,000	T. Rowe Price Reserve Investment Fund, 1.000%†† (Cost $351,000)	$351,000	0.0
	Total Short-Term Investments (Cost $40,476,803)	40,476,803	4.2
	Total Investments in Securities (Cost $729,418,543)	$993,916,161	104.2
	Liabilities in Excess of Other Assets	(39,613,187)	(4.2)
	Net Assets	$954,302,974	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $733,512,661.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$282,539,801
Gross Unrealized Depreciation	(22,136,301)
Net Unrealized Appreciation	$260,403,500

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$169,376,077	$—	$—	$169,376,077
Consumer Staples	55,187,243	—	—	55,187,243
Energy	14,586,067	—	—	14,586,067
Financials	72,284,474	—	—	72,284,474
Health Care	156,130,225	—	—	156,130,225
Industrials	166,499,960	—	—	166,499,960
Information Technology	213,787,076	—	519,562	214,306,638
Materials	50,604,499	—	—	50,604,499
Real Estate	35,202,576	—	1,383,275	36,585,851
Utilities	4,714,531	—	—	4,714,531
Total Common Stock	938,372,728	—	1,902,837	940,275,565
Preferred Stock	—	—	13,163,793	13,163,793
Short-Term Investments	351,000	40,125,803	—	40,476,803
Total Investments, at fair value	$938,723,728	$40,125,803	$15,066,630	$993,916,161

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2017.

Investments, at fair value	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock
Dropbox, Inc. - Class A	$360,678	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Dropbox, Inc. - Class B	158,884	Recent Comparable Transaction Price	Discount Factor*	—	n/a
WeWork Companies, Inc., Class A	1,383,275	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Total Common Stock	$1,902,837
Preferred Stock
AirBNB, Inc. - Series D	$3,401,055	Recent Comparable Transaction Price	Discount Factor*	—	n/a
AirBNB, Inc. - Series E	390,495	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Dropbox, Inc. - Series A	197,304	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Dropbox, Inc. - Series A-1	969,206	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Flipkart Online Services Pvt. Ltd., - Series G	1,060,954	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Tanium, Inc.- Series G	1,757,213	Recent Comparable Transaction Price	Discount Factor*	—	n/a
WeWork Companies, Inc. - Series D-1	2,300,157	Recent Comparable Transaction Price	Discount Factor*	—	n/a
WeWork Companies, Inc. - Series D-2	1,807,236	Recent Comparable Transaction Price	Discount Factor*	—	n/a
WeWork Companies, Inc. - Series E	1,280,173	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Total Preferred Stock	$13,163,793

*  No quantitative unobservable inputs were significant to the fair valuation determination at June 30, 2017.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE DIVERSIFIED  SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2017:

	Beginning Balance 12/31/16	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)*	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/17
Asset Table
Investments, at fair value Common Stock	$1,477,047	$—	$—	$—	$—	$425,790	$—	$—	$1,902,837
Preferred Stock	11,044,890	—	—	—		2,118,903	—	—	13,163,793
Total Investments, at value	$12,521,937	$—	$—	$—	$—	$2,544,693	$—	$—	$15,066,630

*  As of June 30, 2017, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,544,693.

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED)

Sector Diversification
as of June 30, 2017
(as a percentage of net assets)

Information Technology	37.6%
Consumer Discretionary	19.7%
Health Care	16.4%
Industrials	8.6%
Financials	5.8%
Consumer Staples	2.9%
Real Estate	2.9%
Utilities	0.9%
Telecommunication Services	0.7%
Assets in Excess of Other Liabilities*	4.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.1%
		Consumer Discretionary: 19.4%
100,869	@	Amazon.com, Inc.	$97,641,192	5.9
27,051	@	Autozone, Inc.	15,431,514	0.9
144,520		Ferrari NV	12,431,610	0.8
87,800		Home Depot, Inc.	13,468,520	0.8
65,256	@	O'Reilly Automotive, Inc.	14,274,097	0.9
30,059	@	Priceline.com, Inc.	56,225,961	3.4
343,700		Starbucks Corp.	20,041,147	1.2
46,204	@,L	Tesla, Inc.	16,707,828	1.0
172,000		Yum! Brands, Inc.	12,686,720	0.8
973,286		Other Securities(a)	60,909,492	3.7
			319,818,081	19.4
		Consumer Staples: 2.9%
258,200		Philip Morris International, Inc.	30,325,590	1.8
297,953		Other Securities	17,886,782	1.1
			48,212,372	2.9
		Financials: 5.8%
276,600		Intercontinental Exchange, Inc.	18,233,472	1.1
166,300		JPMorgan Chase & Co.	15,199,820	0.9
459,700		Morgan Stanley	20,484,232	1.2
716,176		Other Securities	41,948,327	2.6
			95,865,851	5.8
		Health Care: 16.4%
81,369		Aetna, Inc.	12,354,255	0.8
182,250	@	Alexion Pharmaceuticals, Inc.	22,174,358	1.4
96,477		Becton Dickinson & Co.	18,823,627	1.1
68,548	@	Biogen, Inc.	18,601,185	1.1
87,195		Cigna Corp.	14,595,571	0.9
147,200		Danaher Corp.	12,422,208	0.8
178,500	@	HCA Healthcare, Inc.	15,565,200	1.0
Shares			Value	Percentage of Net Assets
63,415		Humana, Inc.	$15,258,917	0.9
27,100	@	Intuitive Surgical, Inc.	25,348,527	1.5
199,700		Merck & Co., Inc.	12,798,773	0.8
157,000		Stryker Corp.	21,788,460	1.3
151,900		UnitedHealth Group, Inc.	28,165,298	1.7
154,733	@	Vertex Pharmaceuticals, Inc.	19,940,442	1.2
331,942		Other Securities	31,505,722	1.9
			269,342,543	16.4
		Industrials: 8.6%
90,365		Acuity Brands, Inc.	18,369,397	1.1
389,700		American Airlines Group, Inc.	19,609,704	1.2
129,200		Boeing Co.	25,549,300	1.6
126,000		Honeywell International, Inc.	16,794,540	1.0
86,100		Illinois Tool Works, Inc.	12,333,825	0.7
74,832		Roper Technologies, Inc.	17,325,853	1.1
363,294		Other Securities(a)	31,401,319	1.9
			141,383,938	8.6
		Information Technology: 36.6%
283,164	@	Alibaba Group Holding Ltd. ADR	39,897,808	2.4
54,550	@	Alphabet, Inc. - Class A	50,714,044	3.1
46,671	@	Alphabet, Inc. - Class C	42,411,338	2.6
587,779		Apple, Inc.	84,651,932	5.2
132,800	@	Electronic Arts, Inc.	14,039,616	0.9
394,669	@	Facebook, Inc.	59,587,126	3.6
106,128	@	Fiserv, Inc.	12,983,699	0.8
126,600		Intuit, Inc.	16,813,746	1.0
222,300		Mastercard, Inc. - Class A	26,998,335	1.6

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
739,300		Microsoft Corp.	$50,959,949	3.1
836,200	@	PayPal Holdings, Inc.	44,878,854	2.7
261,764	@	Salesforce.com, Inc.	22,668,762	1.4
119,095	@	ServiceNow, Inc.	12,624,070	0.8
502,700		Tencent Holdings Ltd.	18,034,343	1.1
456,500		Visa, Inc. - Class A	42,810,570	2.6
233,961		Xilinx, Inc.	15,048,371	0.9
1,013,300		Other Securities(a)	46,725,169	2.8
			601,847,732	36.6
		Real Estate: 2.8%
185,600		American Tower Corp.	24,558,592	1.5
126,412		Crown Castle International Corp.	12,663,954	0.8
23,400		Other Securities	8,132,198	0.5
			45,354,744	2.8
		Telecommunication Services: 0.7%
199,300		Other Securities	12,081,566	0.7
		Utilities: 0.9%
102,600		NextEra Energy, Inc.	14,377,338	0.9
		Total Common Stock (Cost $1,148,171,325)	1,548,284,165	94.1
PREFERRED STOCK: 1.4%
		Consumer Discretionary: 0.3%
36,963		Other Securities	4,540,220	0.3
		Information Technology: 1.0%
310,169		Other Securities	16,659,484	1.0
		Real Estate: 0.1%
45,554		Other Securities	2,360,153	0.1
		Total Preferred Stock (Cost $17,707,847)	23,559,857	1.4
		Total Long-Term Investments (Cost $1,165,879,172)	1,571,844,022	95.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Securities Lending Collateralcc: 2.1%
1,089,131	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,089,230, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,110,914, due 07/28/17-09/09/49)	$1,089,131	0.1
8,063,061	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,063,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,224,322, due 07/15/17-05/20/67)	8,063,061	0.5
8,063,061	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,063,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,224,322, due 07/13/17-12/01/51)	8,063,061	0.5

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc (continued)
1,325,712	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,325,828, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,352,228, due 07/15/17-01/15/37)	$1,325,712	0.1
651,131	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $651,198, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $664,157, due 07/07/17-01/15/30)	651,131	0.0
6,693,441	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $6,694,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,827,310, due 07/10/17-06/20/67)	6,693,441	0.4
Principal Amount†		Value	Percentage of Net Assets
8,063,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,063,962, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,224,339, due 01/15/19-02/15/46)	$8,063,100	0.5
		33,948,637	2.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.4%
72,298,189	T. Rowe Price Reserve Investment Fund, 1.000%†† (Cost $72,298,189)	$72,298,189	4.4
	Total Short-Term Investments (Cost $106,246,826)	106,246,826	6.5
	Total Investments in Securities (Cost $1,272,125,998)	$1,678,090,848	102.0
	Liabilities in Excess of Other Assets	(33,065,132)	(2.0)
	Net Assets	$1,645,025,716	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

@  Non-income producing security.

ADR  American Depositary Receipt

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $1,274,916,042.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$417,641,800
Gross Unrealized Depreciation	(14,466,994)
Net Unrealized Appreciation	$403,174,806

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$319,545,987	$—	$272,094	$319,818,081
Consumer Staples	48,212,372	—	—	48,212,372
Financials	95,865,851	—	—	95,865,851
Health Care	269,342,543	—	—	269,342,543
Industrials	141,383,938	—	—	141,383,938
Information Technology	579,899,210	20,780,277	1,168,245	601,847,732
Real Estate	45,092,482	—	262,262	45,354,744
Telecommunication Services	12,081,566	—	—	12,081,566
Utilities	14,377,338	—	—	14,377,338
Total Common Stock	1,525,801,287	20,780,277	1,702,601	1,548,284,165
Preferred Stock	—	—	23,559,857	23,559,857
Short-Term Investments	72,298,189	33,948,637	—	106,246,826
Total Investments, at fair value	$1,598,099,476	$54,728,914	$25,262,458	$1,678,090,848

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2017.

Investments, at fair value	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock
Dropbox, Inc. - Class A	$1,168,245	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Flipkart Online Services Pvt. Ltd.	272,094	Recent Comparable Transaction Price	Discount Factor*	—	n/a
WeWork Companies, Inc., - Class A	262,262	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Total Common Stock	$1,702,601
Preferred Stock
AirBNB, Inc. - Series D	$6,220,305	Recent Comparable Transaction Price	Discount Factor*	—	n/a
AirBNB, Inc. - Series E	1,686,090	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Flipkart Online Services Pvt. Ltd., - Series A	92,872	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Flipkart Online Services Pvt. Ltd., - Series C	164,067	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Flipkart Online Services Pvt. Ltd., - Series E	305,049	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Flipkart Online Services Pvt. Ltd., - Series G	1,982,747	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Flipkart Online Services Pvt. Ltd., - Series H	1,995,485	Recent Comparable Transaction Price	Discount Factor*	—	n/a
Magic Leap, Inc., Series C	2,152,641	Recent Comparable Transaction Price	Discount Factor*	—	n/a

See Accompanying Notes to Financial Statements

VY® T. ROWE PRICE  SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Investments, at fair value	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Inputs	Range		Impact to Valuation from an Increase in Input
Uber Technologies, Inc. - Series G	$3,135,741	Recent Comparable Transaction Price/ Market Comparable	Discount Factor*	—		n/a
			Enterprise Value to Gross Profit Multiple	13.6	x	Increase
			Enterprise Value to EBITDA Multiple	28.2	x	Increase
			Discount for Lack of Marketability	10.00%		Decrease
WeWork Companies, Inc. - Series E	2,360,153	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Xiaoju Kuaizhi, Inc., Series A-17	3,464,707	Recent Comparable Transaction Price	Discount Factor*	—		n/a
Total Preferred Stock	$23,559,857

*  No quantitative unobservable inputs were significant to the fair valuation determination at June 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2017:

	Beginning Balance 12/31/16	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)*	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/17
Asset Table
Investments, at fair value Common Stock	$1,827,749	$—	$—	$—	$—	$(125,148)	$—	$—	$1,702,601
Preferred Stock	23,579,639	—	—	—	—	2,402,183	—	(2,421,965)	23,559,857
Total Investments, at value	$25,407,388	$—	$—	$—	$—	$2,277,035	$—	$(2,421,965)	$25,262,458

*  As of June, 2017, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,277,035.

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED)

Geographic Diversification
as of June 30, 2017
(as a percentage of net assets)

United Kingdom	19.6%
Japan	11.4%
Germany	11.0%
France	10.6%
South Korea	7.3%
China	6.2%
Switzerland	5.5%
Netherlands	5.3%
Singapore	3.7%
Hong Kong	3.0%
Countries between 0.5% - 1.9%^	14.6%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%

* Includes short-term investments.

^ Includes 12 countries, which each represents 0.5% - 1.9% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Canada: 1.8%
1,091,310		Other Securities	$11,689,110	1.8
		China: 6.2%
36,110	@	Baidu, Inc. ADR	6,458,635	1.0
2,585,000		China Life Insurance Co., Ltd.	7,899,907	1.2
670,500		China Mobile Ltd.	7,108,509	1.1
21,246,000		China Telecom Corp., Ltd.	10,088,944	1.6
4,462,800		Other Securities	8,807,139	1.3
			40,363,134	6.2
		France: 10.6%
306,996		AXA S.A.	8,406,596	1.3
195,968		BNP Paribas	14,108,300	2.1
145,199		Cie de Saint-Gobain	7,754,376	1.2
57,514		Cie Generale des Etablissements Michelin	7,654,788	1.2
499,790		Credit Agricole SA	8,050,812	1.2
115,691		Sanofi	11,085,531	1.7
171,714		Total S.A.	8,525,106	1.3
141,860		Other Securities	3,854,117	0.6
			69,439,626	10.6
		Germany: 11.0%
95,421		Bayer AG	12,367,559	1.9
66,865		HeidelbergCement AG	6,481,830	1.0
391,745		Infineon Technologies AG	8,320,906	1.3
187,470	#	Innogy SE	7,378,174	1.1
123,760		Lanxess	9,386,007	1.4
83,268		Merck KGaA	10,075,342	1.6
65,920		Siemens AG	9,067,576	1.4
95,046		Other Securities(a)	8,512,498	1.3
			71,589,892	11.0
Shares		Value	Percentage of Net Assets
	Hong Kong: 3.0%
973,900	AIA Group Ltd.	$7,125,404	1.1
228,400	CK Hutchison Holdings Ltd. ADR	2,860,710	0.4
485,640	CK Hutchison Holdings Ltd.	6,094,561	0.9
485,640	Other Securities	3,800,270	0.6
		19,880,945	3.0
	India: 1.6%
413,798	Housing Development Finance Corp.	10,334,199	1.6
	Israel: 1.5%
301,899	Teva Pharmaceutical Industries Ltd. ADR	10,029,085	1.5
	Italy: 1.4%
626,264	ENI S.p.A.	9,411,437	1.4
	Japan: 11.4%
851,600	Konica Minolta, Inc.	7,104,776	1.1
679,700	Nissan Motor Co., Ltd.	6,786,759	1.0
190,100	Omron Corp.	8,274,939	1.3
646,600	Panasonic Corp.	8,810,094	1.4
154,100	SoftBank Group Corp.	12,526,811	1.9
240,400	Suntory Beverage & Food Ltd.	11,173,990	1.7
2,666,100	Other Securities	19,399,332	3.0
		74,076,701	11.4
	Luxembourg: 0.5%
139,100	Other Securities	3,258,690	0.5

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets
		Netherlands: 5.3%
93,348		Akzo Nobel NV	$8,118,363	1.2
588,596		Royal Dutch Shell PLC - Class B	15,801,771	2.4
519,615		Other Securities	10,830,960	1.7
			34,751,094	5.3
		Norway: 1.9%
573,623		Telenor ASA	9,516,544	1.4
82,650		Other Securities	3,107,828	0.5
			12,624,372	1.9
		Portugal: 1.1%
474,200		Galp Energia SGPS SA	7,185,930	1.1
		Singapore: 3.7%
613,082		DBS Group Holdings Ltd.	9,227,361	1.4
3,077,400		Singapore Telecommunications Ltd.	8,690,826	1.3
362,500		United Overseas Bank Ltd.	6,085,882	1.0
			24,004,069	3.7
		South Korea: 7.3%
171,216		Hana Financial Group, Inc.	6,761,749	1.0
35,481		Hyundai Mobis Co. Ltd.	7,756,566	1.2
217,880		KB Financial Group, Inc. ADR	11,000,761	1.7
21,021	@	Samsung Electronics Co., Ltd. GDR	21,793,872	3.4
			47,312,948	7.3
		Spain: 1.0%
634,810		Telefonica S.A.	6,571,323	1.0
		Sweden: 0.9%
282,620		Other Securities	5,535,469	0.9
		Switzerland: 5.5%
82,527		Novartis AG	6,893,200	1.0
49,166		Roche Holding AG	12,562,647	1.9
492,410		UBS Group AG	8,373,869	1.3
183,973		Other Securities	8,220,557	1.3
			36,050,273	5.5
		Taiwan: 1.2%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	7,510,317	1.2
Shares			Value	Percentage of Net Assets
		Thailand: 1.2%
1,298,000		Bangkok Bank PCL - Foreign Reg	$7,522,057	1.2
		United Kingdom: 19.6%
1,136,625		Aviva PLC	7,796,573	1.2
1,403,493		BAE Systems PLC	11,586,286	1.8
2,978,460		Barclays PLC	7,877,390	1.2
2,776,524		BP PLC	16,026,660	2.4
609,930		Sky PLC	7,899,327	1.2
217,734		CRH PLC — London	7,751,044	1.2
315,426		GlaxoSmithKline PLC	6,714,590	1.0
1,537,600		HSBC Holdings PLC (HKD)	14,284,905	2.2
113,520	@,L	LivaNova PLC	6,948,559	1.1
1,057,911	@	Standard Chartered PLC	10,714,800	1.6
3,653,591		Vodafone Group PLC	10,376,083	1.6
4,537,998		Other Securities	20,063,584	3.1
			128,039,801	19.6
		United States: 0.5%
352,000		Other Securities	3,034,670	0.5
		Total Common Stock (Cost $508,909,834)	640,215,142	98.2
Principal Amount†			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		United Kingdom: 0.0%
4,544,000		Other Securities	$5,919	0.0
		Total Preferred Stock (Cost $5,865)	5,919	0.0
		Total Long-Term Investments (Cost $508,915,699)	640,221,061	98.2
SHORT-TERM INVESTMENTS: 2.9%
		U.S. Government Agency Obligations: 1.7%
11,000,000		Federal Home Loan Bank Discount Notes, 0.433%, 07/03/17 (Cost $10,999,603)	11,000,000	1.7

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc: 1.2%
241,894	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $241,916, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $246,732, due 07/28/17-09/09/49)	$241,894	0.0
1,790,797	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,790,966, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,826,613, due 07/15/17-05/20/67)	1,790,797	0.3
1,790,797	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,790,966, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,826,613, due 07/13/17-12/01/51)	1,790,797	0.3
Principal Amount†		Value	Percentage of Net Assets
294,439	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $294,465, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $300,328, due 07/15/17-01/15/37)	$294,439	0.1
144,615	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $144,630, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $147,508, due 07/07/17-01/15/30)	144,615	0.0
1,486,596	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $1,486,734, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,516,328, due 07/10/17-06/20/67)	1,486,596	0.2
1,790,800	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,790,991, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,826,611, due 01/15/19-02/15/46)	1,790,800	0.3
		7,539,938	1.2

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
204,287	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $204,287)	$204,287	0.0
	Total Short-Term Investments (Cost $18,743,828)	18,744,225	2.9
	Total Investments in Securities (Cost $527,659,527)	$658,965,286	101.1
	Liabilities in Excess of Other Assets	(6,861,268)	(1.1)

	Net Assets	$652,104,018	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†  Unless otherwise indicated, principal amount is shown in USD.

††  Rate shown is the 7-day yield as of June 30, 2017.

#  Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@  Non-income producing security.

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Represents securities purchased with cash collateral received for securities on loan.

L  Loaned security, a portion or all of the security is on loan at June 30, 2017.

(a)  This grouping contains securities on loan.

Cost for federal income tax purposes is $530,254,267.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$166,873,289
Gross Unrealized Depreciation	(38,162,270)
Net Unrealized Appreciation	$128,711,019
Sector Diversification	Percentage of Net Assets
Financials	23.1%
Health Care	14.8
Energy	11.4
Information Technology	10.1
Telecommunication Services	9.9
Industrials	8.9
Materials	8.7
Consumer Discretionary	7.9
Consumer Staples	1.7
Utilities	1.1
Real Estate	0.6
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VY® TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO  AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Common Stock
Canada	$11,689,110	$—	$—	$11,689,110
China	6,458,635	33,904,499	—	40,363,134
France	—	69,439,626	—	69,439,626
Germany	—	71,589,892	—	71,589,892
Hong Kong	2,860,710	17,020,235	—	19,880,945
India	—	10,334,199	—	10,334,199
Israel	10,029,085	—	—	10,029,085
Italy	—	9,411,437	—	9,411,437
Japan	—	74,076,701	—	74,076,701
Luxembourg	—	3,258,690	—	3,258,690
Netherlands	—	34,751,094	—	34,751,094
Norway	—	12,624,372	—	12,624,372
Portugal	—	7,185,930	—	7,185,930
Singapore	—	24,004,069	—	24,004,069
South Korea	11,000,761	36,312,187	—	47,312,948
Spain	—	6,571,323	—	6,571,323
Sweden	—	5,535,469	—	5,535,469
Switzerland	—	36,050,273	—	36,050,273
Taiwan	—	7,510,317	—	7,510,317
Thailand	—	7,522,057	—	7,522,057
United Kingdom	11,237,107	116,802,694	—	128,039,801
United States	3,034,670	—	—	3,034,670
Total Common Stock	56,310,078	583,905,064	—	640,215,142
Preferred Stock	—	5,919	—	5,919
Short-Term Investments	204,287	18,539,938	—	18,744,225
Total Investments, at fair value	$56,514,365	$602,450,921	$—	$658,965,286

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), provides that when Voya Global Bond Portfolio, VY® American Century Small-Mid Cap Value Portfolio, VY® Baron Growth Portfolio, VY® Columbia Contrarian Core Portfolio, VY® Columbia Small Cap Value II Portfolio, VY® Invesco Comstock Portfolio, VY® Invesco Equity and Income Portfolio, VY® JPMorgan Mid Cap Value Portfolio, VY® Oppenheimer Global Portfolio, VY® Pioneer High Yield Portfolio, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio, VY® T. Rowe Price Growth Equity Portfolio, and VY® Templeton Foreign Equity Portfolio (each a "Portfolio" and collectively, the "Portfolios"), each a series of Voya Partners, Inc. ("VPI"), enter into new investment management and sub-advisory agreements, the Board of Directors of VPI (the "Board"), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not "interested persons" of the Portfolios, must determine whether to approve the new arrangements. Thus, at its meeting held on January 12, 2017, the Board considered the approval of the investment management contracts (the "Management Contracts") with Voya Investments, LLC ("VIL") and the sub-advisory contracts (the "Sub-Advisory Contracts") between VIL and the sub-advisers (the "Sub-Advisers") for the Portfolios in connection with the transfer of advisory services (the "Transfer") from the existing investment adviser, Directed Services LLC ("DSL"), to VIL, which are both indirect, wholly-owned subsidiaries of Voya Financial, Inc.

In determining whether to approve the Management and Sub-Advisory Contracts for the Portfolios with VIL, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved for the Portfolios.

The materials provided to the Board to inform its consideration of whether to approve each Portfolio's Management Contract and each Portfolio's Sub-Advisory Contract included the following: (1) memoranda and related materials provided to the Board in advance of its January 12, 2017 meeting discussing Management's rationale for requesting the Transfer; (2) VIL's responses to inquiries from K&L Gates LLP, counsel to the Independent Directors; (3) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolios; and (4) other information relevant to the Board's evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL's oversight and management of the other funds in the Voya funds complex. In this regard, the Board placed particular emphasis on the information provided by VIL, DSL and the Sub-Advisers in connection with the Board's consideration of whether to renew the existing Management and Sub-Advisory Contracts in November 2016 and information provided by VIL and DSL regarding the expected impact of the Transfer.

The Board's consideration of whether to approve the Management and Sub-Advisory Contracts on behalf of each Portfolio took into account several factors, including, but not limited to, the following: (1) that the management of DSL and VIL is substantially similar; (2) the operations of DSL and VIL are very similar in nature; (3) there are no material changes between the new Management Contracts and existing Management Contracts, except with respect to the legal entity that is a party to each Management Contract; (4) no changes were expected in the nature, extent or quality of services provided to the Portfolios, the personnel managing the Portfolios or the manner in which they are managed as a result of the Transfer.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Management and Sub-Advisory Contracts because it had reviewed them recently in connection with its November 2016 meetings. Among other factors considered at the November 2016 meetings, the Board considered: (1) the nature, extent and quality of services provided under the existing Management and Sub-Advisory Contracts; (2) the extent to which economics of scale are reflected in the fee rate schedules under the existing Management and Sub-Advisory Contracts; (3) the existence of any "fall-out" benefits to DSL, VIL, the Sub-Advisers and their affiliates; (4) a comparison of the Portfolios' fee rates, expense ratios and investment performance to those of selected similar funds; and (5) the costs incurred and profits realized by DSL and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the existing Management and Sub-Advisory Contracts at the November 2016 meetings, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios' annual report to Shareholders for the period ended December 31, 2016.

The Board also considered that: (1) each Portfolio's management fee rate will not change as a result of the Transfer and is reasonable in the context of all factors

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

considered by the Board; (2) each Portfolio's expense ratio will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; and (3) each Portfolio's sub-advisory fee rate payable by VIL to the Sub-Advisers will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board.

Based on, among other matters, the considerations set forth above and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for each Portfolio. During the Board's deliberations, different Board members may have given different weight to different individual factors and related considerations.

APPROVAL OF SUB-ADVISORY CONTRACTS IN CONNECTION WITH A CHANGE OF CONTROL

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), provides that an investment company such as Voya Partners, Inc. (the "Company"), on behalf of VY® Pioneer High Yield Portfolio (the "Portfolio"), a series of the Company, can enter into a new sub-advisory contract only if the Board of Directors of the Company (the "Board"), including a majority of the Board members who have no direct or indirect interest in the Portfolio's sub-advisory contracts, and who are not "interested persons" of the Portfolio, as such term is defined under the 1940 Act (the "Independent Directors"), approve the new arrangement. Thus, at a meeting on May 18, 2017, the Board considered a proposal by management that Voya Investments, LLC (the "Manager"), the Portfolio's investment manager, enter into a new sub-advisory contract between the Manager and Pioneer Investment Management, Inc. (the "Sub-Adviser" or "Pioneer"). Discussed below are certain factors that the Board considered at its meeting on May 18, 2017 in determining whether to approve new sub-advisory arrangements for the Portfolio in connection with a Change of Control, as such term is defined below.

The Portfolio is subject to the 1940 Act, which provides that any sub-advisory agreement must terminate automatically upon its "assignment." As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is referred to herein as a "Change of Control."

At its May 18, 2017 meeting, the Board was informed that Pioneer Global Asset Management S.p.A. ("PGAM"), the parent company of Pioneer and a wholly-owned subsidiary of UniCredit S.p.A. ("UniCredit"), had entered into an agreement together with UniCredit to sell Pioneer, to Amundi SA, a French company (the "Transaction"). Accordingly, the Board was advised that the Transaction would result in a Change of Control of Pioneer and constitute an "assignment" (as defined in the 1940 Act) of the current sub-advisory agreement under which Pioneer provides services to the Portfolio ("Prior Agreement"). In light of the foregoing, at its in-person meeting on May 18, 2017, the Board approved a new sub-advisory agreement (the "New Agreement") for the Portfolio to replace the Prior Agreement upon such Change of Control as described above. The closing of the Transaction occurred on July 3, 2017. In addition, effective July 3, 2017, the name of the Sub-Adviser changed from Pioneer Investment Management, Inc. to Amundi Pioneer Asset Management, Inc.

The decision by the Board, including a majority of the Independent Directors, to approve the New Agreement was based on a determination by the Board that it would be in the best interests of the shareholders of the Portfolio for the Sub-Adviser to continue providing sub-advisory services for the Portfolio, without interruption, after the Change of Control. Prior to its approval of the New Agreement, the Board reviewed, among other matters, the quality, extent and nature of the services currently being provided by the Sub-Adviser under the Prior Agreement and to be provided under the New Agreement. In considering the New Agreement at its May 18, 2017 meeting, the Board placed emphasis on the information provided to it previously in connection with, the Board's annual review of the Prior Agreement, which was most recently approved for continuation at the in-person meeting of the Board held on November 17, 2016. At that meeting, the Board concluded, in light of all factors it considered, to renew the Prior Agreement and that the fee rates set forth in the Prior Agreement were fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Prior Agreement; (2) the extent to which economies of scale are reflected in fee rate schedules under the Prior Agreement; (3) a comparison of the Portfolio's fee rate, expense ratio, and investment performance to those of similar funds; and (4) the existence of any "fall-out" benefits to the Sub-Adviser and its affiliates from Pioneer's relationship with the Portfolio.

A further description of the process followed by the Board in approving the Prior Agreement on November 17, 2016, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolio's Annual Report, dated December 31, 2016, under the section titled "ADVISORY CONTRACT APPROVAL DISCUSSION."

In connection with its approval of the New Agreement at its meeting on May 18, 2017, the Board also considered

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

information provided by Pioneer regarding the Transaction and the New Agreement. In this regard, the Board took into account the considerations set out below.

1) The Sub-Adviser's description of the Transaction and the impact thereof on the services Pioneer provides to the Portfolio.

2) The Sub-Adviser's representations that, following the Transaction, Pioneer will manage the Portfolio using the same investment approach, strategies and portfolio management team, except that it would have access to additional research and portfolio management capabilities following the Transaction.

3) Representations by the Sub-Adviser that approval of the New Agreement was necessary for the Portfolio to continue receiving sub-advisory services from the Sub-Adviser following the Change of Control. In addition, the Board considered that the terms of the New Agreement, including the fees payable thereunder, are substantially similar to the terms of the Prior Agreement.

4) The Sub-Adviser's representations that there were no other material changes or developments relating to the information provided by Pioneer in connection with the November 2016 renewal.

Based on the foregoing and other relevant considerations, at an in-person meeting of the Board held on May 18, 2017, the Board, including a majority of the Independent Directors, voted to approve the New Agreement. In this connection, the Board concluded that, in light of all factors considered, the terms of the New Agreement, including the fee rate schedule, were fair and reasonable, and the New Agreement should be approved so as to enable a continuation without interruption of the services being provided by the Sub-Adviser. The Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the New Agreement.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

VPSAR-VPI

(0617-082417)

Semi-Annual Report
June 30, 2017
Classes ADV, I, R6, S, S2 and T
Voya Partners, Inc.
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Voya Solution Aggressive Portfolio

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Voya Solution Balanced Portfolio

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Voya Solution Conservative Portfolio

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Voya Solution Income Portfolio

■
Voya Solution Moderately Aggressive Portfolio

■
Voya Solution Moderately Conservative Portfolio

■
Voya Solution 2020 Portfolio

■
Voya Solution 2025 Portfolio

■
Voya Solution 2030 Portfolio

■
Voya Solution 2035 Portfolio

■
Voya Solution 2040 Portfolio

■
Voya Solution 2045 Portfolio

■
Voya Solution 2050 Portfolio

■
Voya Solution 2055 Portfolio

■
Voya Solution 2060 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

br

Guiding through the Headlines
Dear Shareholder,
So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.
In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.
Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.
Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.
In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.
In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.
In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

shareholder expense examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**
Voya Solution Aggressive Portfolio
Class ADV	$1,000.00	$1,101.50	0.67%	$3.49	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,103.80	0.17	0.89	1,000.00	1,023.95	0.17	0.85
Class R6	1,000.00	1,103.80	0.17	0.89	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,103.10	0.42	2.19	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,101.60	0.57	2.97	1,000.00	1,021.97	0.57	2.86
Voya Solution Balanced Portfolio
Class ADV	$1,000.00	$1,069.50	0.66%	$3.39	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,072.30	0.16	0.82	1,000.00	1,024.00	0.16	0.80
Class R6	1,000.00	1,073.50	0.16	0.82	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,071.90	0.41	2.11	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,071.00	0.56	2.88	1,000.00	1,022.02	0.56	2.81
Voya Solution Conservative Portfolio
Class ADV	$1,000.00	$1,036.80	0.62%	$3.13	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,039.10	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class R6	1,000.00	1,039.10	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,037.50	0.37	1.87	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,036.80	0.52	2.63	1,000.00	1,022.22	0.52	2.61
4

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**
Voya Solution Income Portfolio
Class ADV	$1,000.00	$1,045.90	0.62%	$3.15	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,049.20	0.12	0.61	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,047.00	0.37	1.88	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,046.40	0.52	2.64	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,045.20	0.82	4.16	1,000.00	1,020.73	0.82	4.11
Voya Solution Moderately Aggressive Portfolio
Class ADV	$1,000.00	$1,085.20	0.72%	$3.72	$1,000.00	$1,021.22	0.72%	$3.61
Class I	1,000.00	1,087.90	0.22	1.14	1,000.00	1,023.70	0.22	1.10
Class R6	1,000.00	1,088.00	0.22	1.14	1,000.00	1,023.70	0.22	1.10
Class S	1,000.00	1,087.10	0.47	2.43	1,000.00	1,022.46	0.47	2.36
Class S2	1,000.00	1,086.30	0.62	3.21	1,000.00	1,021.72	0.62	3.11
Voya Solution Moderately Conservative Portfolio
Class ADV	$1,000.00	$1,049.80	0.65%	$3.30	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,052.80	0.15	0.76	1,000.00	1,024.05	0.15	0.75
Class R6	1,000.00	1,051.90	0.15	0.76	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,050.80	0.40	2.03	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,050.30	0.55	2.80	1,000.00	1,022.07	0.55	2.76
Voya Solution 2020 Portfolio
Class ADV	$1,000.00	$1,062.60	0.61%	$3.12	$1,000.00	$1,021.77	0.61%	$3.06
Class I	1,000.00	1,065.50	0.11	0.56	1,000.00	1,024.25	0.11	0.55
Class S	1,000.00	1,064.10	0.36	1.84	1,000.00	1,023.01	0.36	1.81
Class S2	1,000.00	1,063.00	0.51	2.61	1,000.00	1,022.27	0.51	2.56
Class T	1,000.00	1,061.70	0.81	4.14	1,000.00	1,020.78	0.81	4.06
Voya Solution 2025 Portfolio
Class ADV	$1,000.00	$1,075.00	0.65%	$3.34	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,077.70	0.15	0.77	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,075.80	0.40	2.06	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,075.10	0.55	2.83	1,000.00	1,022.07	0.55	2.76
Class T	1,000.00	1,073.90	0.85	4.37	1,000.00	1,020.58	0.85	4.26
Voya Solution 2030 Portfolio
Class ADV	$1,000.00	$1,083.20	0.63%	$3.25	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,086.40	0.13	0.67	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,085.30	0.38	1.96	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,084.20	0.53	2.74	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,082.30	0.83	4.29	1,000.00	1,020.68	0.83	4.16
Voya Solution 2035 Portfolio
Class ADV	$1,000.00	$1,092.40	0.65%	$3.37	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,095.60	0.15	0.78	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,092.90	0.40	2.08	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,092.50	0.55	2.85	1,000.00	1,022.07	0.55	2.76
Class T	1,000.00	1,091.60	0.85	4.41	1,000.00	1,020.58	0.85	4.26
Voya Solution 2040 Portfolio
Class ADV	$1,000.00	$1,096.90	0.63%	$3.28	$1,000.00	$1,021.67	0.63%	$3.16
Class I	1,000.00	1,099.60	0.13	0.68	1,000.00	1,024.15	0.13	0.65
Class S	1,000.00	1,098.10	0.38	1.98	1,000.00	1,022.91	0.38	1.91
Class S2	1,000.00	1,097.10	0.53	2.76	1,000.00	1,022.17	0.53	2.66
Class T	1,000.00	1,096.40	0.83	4.31	1,000.00	1,020.68	0.83	4.16
5

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**
Voya Solution 2045 Portfolio
Class ADV	$1,000.00	$1,097.80	0.67%	$3.48	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,100.70	0.17	0.89	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,100.30	0.42	2.19	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,099.00	0.57	2.97	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	1,096.80	0.87	4.52	1,000.00	1,020.48	0.87	4.36
Voya Solution 2050 Portfolio
Class ADV	$1,000.00	$1,099.50	0.66%	$3.44	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,102.60	0.16	0.83	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,101.30	0.41	2.14	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,100.40	0.56	2.92	1,000.00	1,022.02	0.56	2.81
Class T	1,000.00	1,099.30	0.86	4.48	1,000.00	1,020.53	0.86	4.31
Voya Solution 2055 Portfolio
Class ADV	$1,000.00	$1,101.10	0.67%	$3.49	$1,000.00	$1,021.47	0.67%	$3.36
Class I	1,000.00	1,102.30	0.17	0.89	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,101.00	0.42	2.19	1,000.00	1,022.71	0.42	2.11
Class S2	1,000.00	1,100.70	0.57	2.97	1,000.00	1,021.97	0.57	2.86
Class T	1,000.00	1,099.20	0.87	4.53	1,000.00	1,020.48	0.87	4.36
Voya Solution 2060 Portfolio
Class ADV	$1,000.00	$1,100.80	0.68%	$3.54	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,103.90	0.18	0.94	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,102.80	0.43	2.24	1,000.00	1,022.66	0.43	2.16
Class S2	1,000.00	1,101.70	0.58	3.02	1,000.00	1,021.92	0.58	2.91
Class T	1,000.00	1,100.50	0.88	4.58	1,000.00	1,020.43	0.88	4.41

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$10,205,694	$54,671,122	$15,569,782	$448,425,161
Investments in unaffiliated underlying funds at fair value**	543,941	2,510,303	773,128	9,424,984
Total investments at fair value	$10,749,635	$57,181,425	$16,342,910	$457,850,145
Cash	18,757	10,677	37,200	108,703
Cash collateral for futures	—	116,297	—	1,089,693
Receivables:
Investments in affiliated underlying funds sold	—	—	—	168,547
Fund shares sold	50,534	2,702,953	14,602	148,122
Prepaid expenses	40	254	85	2,321
Reimbursement due from manager	2,453	3,000	3,223	27,249
Other assets	—	1,030	332	24,476
Total assets	10,821,419	60,015,636	16,398,352	459,419,256
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	50,534	2,694,178	14,601	—
Payable for fund shares redeemed	—	8,776	—	316,669
Payable for foreign cash collateral for futures***	—	18,224	—	172,431
Payable for investment management fees	1,848	9,396	2,820	78,087
Payable for distribution and shareholder service fees	2,237	13,207	4,739	118,070
Payable for directors fees	45	255	81	2,367
Payable to directors under the deferred compensation plan (Note 6)	—	1,030	332	24,476
Other accrued expenses and liabilities	4,212	12,516	5,043	83,400
Total liabilities	58,876	2,757,582	27,616	795,500
NET ASSETS	$10,762,543	$57,258,054	$16,370,736	$458,623,756
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$10,133,444	$54,097,851	$16,038,765	$447,001,162
Undistributed net investment income	76,961	997,870	477,194	12,583,128
Accumulated net realized gain (loss)	(95,308)	50,767	(355,639)	(7,621,904)
Net unrealized appreciation	647,446	2,111,566	210,416	6,661,370
NET ASSETS	$10,762,543	$57,258,054	$16,370,736	$458,623,756
* Cost of investments in affiliated underlying funds	$9,558,368	$52,483,931	$15,332,697	$440,730,613
** Cost of investments in unaffiliated underlying funds	$543,821	$2,570,347	$799,797	$10,307,789
*** Cost of payable for foreign cash collateral for futures	$—	$18,217	$—	$172,358
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
Class ADV
Net assets	$2,839,418	$18,642,502	$8,594,047	$190,713,995
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	227,431	1,923,164	781,975	16,408,944
Net asset value and redemption price per share	$12.48	$9.69	$10.99	$11.62
Class I
Net assets	$339,701	$4,494,194	$67,600	$87,207,090
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,613	445,818	6,056	7,306,829
Net asset value and redemption price per share	$12.76	$10.08	$11.16	$11.94
Class R6
Net assets	$2,764,161	$8,358,566	$2,157,656	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	216,556	829,159	193,328	n/a
Net asset value and redemption price per share	$12.76	$10.08	$11.16	n/a
Class S
Net assets	$4,266,194	$23,976,861	$4,969,240	$170,222,425
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	338,154	2,436,689	449,158	14,410,463
Net asset value and redemption price per share	$12.62	$9.84	$11.06	$11.81
Class S2
Net assets	$553,069	$1,785,931	$582,193	$10,268,397
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	44,343	182,010	53,008	892,632
Net asset value and redemption price per share	$12.47	$9.81	$10.98	$11.50
Class T
Net assets	n/a	n/a	n/a	$211,849
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	17,285
Net asset value and redemption price per share	n/a	n/a	n/a	$12.26
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$656,580,330	$31,754,539	$25,852,840	$870,735,986
Investments in unaffiliated underlying funds at fair value**	45,845,455	1,270,795	1,239,882	34,791,054
Total investments at fair value	$702,425,785	$33,025,334	$27,092,722	$905,527,040
Cash	269,732	10,756	45,969	196,647
Cash collateral for futures	1,613,715	74,579	—	2,103,701
Receivables:
Investments in affiliated underlying funds sold	195,675	—	—	—
Fund shares sold	63,670	28,688	55,459	694,124
Prepaid expenses	3,529	170	123	4,544
Reimbursement due from manager	15,636	7,934	37,944	27,411
Other assets	25,023	861	187	33,736
Total assets	704,612,765	33,148,322	27,232,404	908,587,203
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	18,938	55,459	689,546
Payable for fund shares redeemed	259,346	9,750	—	4,577
Payable for foreign cash collateral for futures***	259,347	12,617	—	339,266
Payable for investment management fees	124,655	5,729	12,383	157,051
Payable for distribution and shareholder service fees	149,292	9,080	6,518	207,108
Payable for directors fees	3,526	169	131	4,549
Payable to directors under the deferred compensation plan (Note 6)	25,023	861	187	33,736
Other accrued expenses and liabilities	66,807	18,497	3,221	104,734
Total liabilities	887,996	75,641	77,899	1,540,567
NET ASSETS	$703,724,769	$33,072,681	$27,154,505	$907,046,636
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$658,101,088	$32,407,915	$24,775,586	$845,606,575
Undistributed net investment income	11,912,096	889,290	452,281	20,900,751
Accumulated net realized gain (loss)	5,281,041	(1,135,788)	1,059,789	7,857,012
Net unrealized appreciation	28,430,544	911,264	866,849	32,682,298
NET ASSETS	$703,724,769	$33,072,681	$27,154,505	$907,046,636
* Cost of investments in affiliated underlying funds	$628,991,245	$30,794,149	$24,989,343	$836,416,003
** Cost of investments in unaffiliated underlying funds	$44,777,047	$1,308,450	$1,236,530	$36,132,105
*** Cost of payable for foreign cash collateral for futures	$259,238	$12,612	$—	$339,122
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
Class ADV
Net assets	$25,998,091	$10,966,511	$11,696,501	$298,618,275
Shares authorized	100,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,062,301	1,130,606	905,993	26,060,344
Net asset value and redemption price per share	$12.61	$9.70	$12.91	$11.46
Class I
Net assets	$4,883,948	$25,249	$7,714,916	$224,955,283
Shares authorized	100,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	379,363	2,486	585,541	19,081,161
Net asset value and redemption price per share	$12.87	$10.16	$13.18	$11.79
Class R6
Net assets	$4,432,551	$1,108,000	n/a	n/a
Shares authorized	100,000	100,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	344,568	109,228	n/a	n/a
Net asset value and redemption price per share	$12.86	$10.14	n/a	n/a
Class S
Net assets	$666,944,371	$20,045,874	$7,489,383	$362,958,094
Shares authorized	200,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	52,410,200	2,020,506	570,899	31,178,763
Net asset value and redemption price per share	$12.73	$9.92	$13.12	$11.64
Class S2
Net assets	$1,465,808	$927,047	$244,676	$19,740,205
Shares authorized	100,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	115,357	94,460	18,840	1,745,509
Net asset value and redemption price per share	$12.71	$9.81	$12.99	$11.31
Class T
Net assets	n/a	n/a	$9,029	$774,779
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	700	65,018
Net asset value and redemption price per share	n/a	n/a	$12.91	$11.92
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$21,156,150	$841,271,509	$18,397,478	$611,417,082
Investments in unaffiliated underlying funds at fair value**	1,468,434	35,741,575	1,220,174	35,930,365
Total investments at fair value	$22,624,584	$877,013,084	$19,617,652	$647,347,447
Cash	33,599	384,285	27,800	218,694
Cash collateral for futures	—	2,033,120	—	1,488,313
Receivables:
Fund shares sold	78,900	869,004	53,899	824,058
Prepaid expenses	98	4,398	85	3,126
Reimbursement due from manager	25,178	26,470	26,753	39,532
Other assets	117	29,436	100	19,466
Total assets	22,762,476	880,359,797	19,726,289	649,940,636
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	78,899	751,381	53,899	810,950
Payable for fund shares redeemed	—	117,623	—	13,107
Payable for foreign cash collateral for futures***	—	328,050	—	239,729
Payable for investment management fees	11,301	152,230	11,059	113,658
Payable for distribution and shareholder service fees	5,454	188,894	4,177	130,415
Payable for directors fees	97	4,380	86	3,203
Payable to directors under the deferred compensation plan (Note 6)	117	29,436	100	19,466
Other accrued expenses and liabilities	3,890	83,866	5,945	77,991
Total liabilities	99,758	1,655,860	75,266	1,408,519
NET ASSETS	$22,662,718	$878,703,937	$19,651,023	$648,532,117
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$20,556,688	$803,911,771	$17,621,122	$588,503,113
Undistributed net investment income	261,209	16,310,219	178,641	8,408,895
Accumulated net realized gain	895,732	18,322,178	883,384	17,101,541
Net unrealized appreciation	949,089	40,159,769	967,876	34,518,568
NET ASSETS	$22,662,718	$878,703,937	$19,651,023	$648,532,117
* Cost of investments in affiliated underlying funds	$20,222,837	$799,518,239	$17,440,742	$577,389,319
** Cost of investments in unaffiliated underlying funds	$1,452,658	$37,048,066	$1,209,034	$35,229,570
*** Cost of payable for foreign cash collateral for futures	$—	$327,912	$—	$239,628
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
Class ADV
Net assets	$9,972,356	$260,627,174	$7,181,529	$175,046,128
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	660,274	22,279,842	450,018	14,996,803
Net asset value and redemption price per share	$15.10	$11.70	$15.96	$11.67
Class I
Net assets	$5,630,981	$244,975,637	$6,000,695	$203,842,267
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	364,210	20,365,391	367,300	16,956,193
Net asset value and redemption price per share	$15.46	$12.03	$16.34	$12.02
Class S
Net assets	$6,728,191	$352,509,858	$6,170,220	$256,327,093
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	437,271	29,660,838	380,156	21,635,615
Net asset value and redemption price per share	$15.39	$11.88	$16.23	$11.85
Class S2
Net assets	$319,542	$19,897,957	$284,424	$12,844,786
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,035	1,735,938	17,733	1,112,253
Net asset value and redemption price per share	$15.19	$11.46	$16.04	$11.55
Class T
Net assets	$11,648	$693,311	$14,155	$471,843
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	770	57,011	889	39,285
Net asset value and redemption price per share	$15.13	$12.16	$15.93	$12.01
See Accompanying Notes to Financial Statements
12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$11,376,719	$150,947,944	$5,093,136
Investments in unaffiliated underlying funds at fair value**	835,440	8,540,230	376,062
Total investments at fair value	$12,212,159	$159,488,174	$5,469,198
Cash	18,755	23,602	7,306
Cash collateral for futures	—	355,911	—
Receivables:
Fund shares sold	132,539	532,808	35,596
Prepaid expenses	45	1,181	20
Reimbursement due from manager	19,823	11,809	13,387
Other assets	—	2,335	—
Total assets	12,383,321	160,415,820	5,525,507
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	132,538	481,994	35,596
Payable for fund shares redeemed	—	50,814	—
Payable for foreign cash collateral for futures***	—	57,479	—
Payable for investment management fees	9,438	27,779	8,395
Payable for distribution and shareholder service fees	2,592	30,704	1,185
Payable for directors fees	47	757	22
Payable to directors under the deferred compensation plan (Note 6)	—	2,335	—
Other accrued expenses and liabilities	6,381	14,155	8,028
Total liabilities	150,996	666,017	53,226
NET ASSETS	$12,232,325	$159,749,803	$5,472,281
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,060,903	$147,875,216	$4,920,745
Undistributed net investment income	86,738	1,821,906	35,768
Accumulated net realized gain (loss)	410,955	(336,651)	244,156
Net unrealized appreciation	673,729	10,389,332	271,612
NET ASSETS	$12,232,325	$159,749,803	$5,472,281
* Cost of investments in affiliated underlying funds	$10,711,294	$140,668,518	$4,824,070
** Cost of investments in unaffiliated underlying funds	$827,136	$8,379,888	$373,516
*** Cost of payable for foreign cash collateral for futures	$—	$57,455	$—
See Accompanying Notes to Financial Statements
13

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
Class ADV
Net assets	$4,851,391	$45,001,877	$1,794,375
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	302,832	3,332,026	156,420
Net asset value and redemption price per share	$16.02	$13.51	$11.47
Class I
Net assets	$4,006,160	$58,440,718	$1,394,187
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	243,637	4,236,504	120,375
Net asset value and redemption price per share	$16.44	$13.79	$11.58
Class S
Net assets	$3,134,503	$53,132,067	$2,196,797
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	192,222	3,897,104	191,404
Net asset value and redemption price per share	$16.31	$13.63	$11.48
Class S2
Net assets	$229,745	$3,149,665	$83,474
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	14,261	232,405	7,272
Net asset value and redemption price per share	$16.11	$13.55	$11.48
Class T
Net assets	$10,526	$25,476	$3,448
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	656	1,854	303
Net asset value and redemption price per share	$16.05	$13.74	$11.39
See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Solution Aggressive Portfolio	Voya Solution Balanced Portfolio	Voya Solution Conservative Portfolio	Voya Solution Income Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$27,661	$297,246	$166,498	$3,626,278
Dividends from unaffiliated underlying funds	4,597	11,065	8,605	113,202
Total investment income	32,258	308,311	175,103	3,739,480
EXPENSES:
Investment management fees	9,485	53,848	17,195	495,834
Distribution and shareholder service fees:
Class ADV	6,658	45,654	20,754	489,464
Class S	5,166	29,871	7,234	222,203
Class S2	963	3,447	1,126	22,390
Class T	—	—	—	725
Transfer agent fees	60	97	135	2,665
Shareholder reporting expense	882	3,620	905	19,530
Professional fees	3,884	6,335	4,828	32,971
Custody and accounting expense	322	2,172	705	19,355
Directors fees	134	767	244	7,101
Miscellaneous expense	4,406	4,742	4,360	19,870
Interest expense	—	3	—	19
Total expenses	31,960	150,556	57,486	1,332,127
Waived and reimbursed fees	(11,531)	(30,423)	(18,482)	(309,416)
Net expenses	20,429	120,133	39,004	1,022,711
Net investment income	11,829	188,178	136,099	2,716,769
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(4,388)	(106,931)	7,412	863,619
Sale of unaffiliated underlying funds	44,895	130,528	50,023	1,390,142
Capital gain distributions from affiliated underlying funds	72,991	209,146	—	—
Foreign currency related transactions	—	672	—	6,240
Futures	—	(30,087)	—	(263,365)
Net realized gain	113,498	203,328	57,435	1,996,636
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	743,301	3,112,001	431,501	17,574,103
Unaffiliated underlying funds	(25,273)	(3,660)	(28,905)	(253,080)
Foreign currency related transactions	—	(8)	—	(73)
Futures	—	(15,574)	—	(150,300)
Net change in unrealized appreciation (depreciation)	718,028	3,092,759	402,596	17,170,650
Net realized and unrealized gain	831,526	3,296,087	460,031	19,167,286
Increase in net assets resulting from operations	$843,355	$3,484,265	$596,130	$21,884,055

See Accompanying Notes to Financial Statements
15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution Moderately Conservative Portfolio	Voya Solution 2020 Portfolio	Voya Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,518,309	$272,408	$176,635	$5,370,938
Dividends from unaffiliated underlying funds	342,152	6,097	11,862	295,244
Total investment income	3,860,461	278,505	188,497	5,666,182
EXPENSES:
Investment management fees	772,851	35,401	27,413	961,802
Distribution and shareholder service fees:
Class ADV	63,199	29,029	27,482	751,737
Class S	831,879	25,254	8,850	464,080
Class S2	2,561	1,767	472	43,238
Class T	—	—	30	2,797
Transfer agent fees	3,366	67	243	582
Shareholder reporting expense	16,750	3,439	995	23,530
Professional fees	44,486	5,973	3,930	51,223
Custody and accounting expense	26,015	1,810	453	32,580
Directors fees	10,579	506	392	13,645
Miscellaneous expense	21,661	9,186	5,252	17,502
Interest expense	15	—	—	202
Total expenses	1,793,362	112,432	75,512	2,362,918
Waived and reimbursed fees	(118,346)	(30,815)	(24,004)	(413,213)
Net expenses	1,675,016	81,617	51,508	1,949,705
Net investment income	2,185,445	196,888	136,989	3,716,477
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(991,390)	55,758	562,073	(2,128,887)
Sale of unaffiliated underlying funds	4,865,091	122,551	45,784	2,342,376
Capital gain distributions from affiliated underlying funds	4,683,954	98,418	84,685	2,805,570
Foreign currency related transactions	9,093	460	—	11,721
Futures	(377,064)	(18,112)	—	(474,056)
Net realized gain	8,189,684	259,075	692,542	2,556,724
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	49,623,979	1,294,903	738,815	60,483,808
Unaffiliated underlying funds	(1,379,481)	(53,436)	(9,854)	234,705
Foreign currency related transactions	(109)	(6)	—	(143)
Futures	(226,840)	(11,465)	—	(296,491)
Net change in unrealized appreciation (depreciation)	48,017,549	1,229,996	728,961	60,421,879
Net realized and unrealized gain	56,207,233	1,489,071	1,421,503	62,978,603
Increase in net assets resulting from operations	$58,392,678	$1,685,959	$1,558,492	$66,695,080

See Accompanying Notes to Financial Statements
16

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio	Voya Solution 2040 Portfolio	Voya Solution 2045 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$91,880	$4,053,090	$71,378	$2,341,122
Dividends from unaffiliated underlying funds	11,536	278,807	10,469	276,921
Total investment income	103,416	4,331,897	81,847	2,618,043
EXPENSES:
Investment management fees	20,645	932,521	18,344	694,488
Distribution and shareholder service fees:
Class ADV	20,855	655,974	15,408	440,759
Class S	7,553	445,827	6,918	321,538
Class S2	935	41,114	466	26,283
Class T	40	2,311	45	1,560
Transfer agent fees	243	647	98	457
Shareholder reporting expense	995	22,625	1,538	19,005
Professional fees	3,655	47,965	4,575	40,346
Custody and accounting expense	778	25,340	659	21,955
Directors fees	290	13,138	256	9,609
Miscellaneous expense	4,672	21,047	5,333	24,631
Interest expense	—	73	—	10
Total expenses	60,661	2,208,582	53,640	1,600,641
Waived and reimbursed fees	(18,508)	(400,798)	(19,597)	(263,483)
Net expenses	42,153	1,807,784	34,043	1,337,158
Net investment income	61,263	2,524,113	47,804	1,280,885
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	511,559	1,671,085	481,089	1,227,983
Sale of unaffiliated underlying funds	25,702	4,548,611	82,545	4,229,747
Capital gain distributions from affiliated underlying funds	94,952	4,114,051	109,899	3,679,358
Foreign currency related transactions	—	11,285	—	8,168
Futures	—	(453,151)	—	(325,480)
Net realized gain	632,213	9,891,881	673,533	8,819,776
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	772,729	68,052,551	838,448	52,479,390
Unaffiliated underlying funds	20,384	(1,911,863)	(45,924)	(1,835,111)
Foreign currency related transactions	—	(139)	—	(101)
Futures	—	(286,871)	—	(209,888)
Net change in unrealized appreciation (depreciation)	793,113	65,853,678	792,524	50,434,290
Net realized and unrealized gain	1,425,326	75,745,559	1,466,057	59,254,066
Increase in net assets resulting from operations	$1,486,589	$78,269,672	$1,513,861	$60,534,951

See Accompanying Notes to Financial Statements
17

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Solution 2050 Portfolio	Voya Solution 2055 Portfolio	Voya Solution 2060 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$37,519	$522,593	$16,478
Dividends from unaffiliated underlying funds	6,277	49,294	2,946
Total investment income	43,796	571,887	19,424
EXPENSES:
Investment management fees	10,311	161,735	4,816
Distribution and shareholder service fees:
Class ADV	10,233	109,639	4,183
Class S	3,225	64,491	2,086
Class S2	326	6,373	154
Class T	35	90	11
Transfer agent fees	74	612	198
Shareholder reporting expense	1,548	7,002	1,446
Professional fees	4,568	10,627	4,019
Custody and accounting expense	417	5,048	272
Directors fees	141	2,272	67
Miscellaneous expense	6,180	8,484	4,719
Total expenses	37,058	376,373	21,971
Waived and reimbursed fees	(15,920)	(65,567)	(11,579)
Net expenses	21,138	310,806	10,392
Net investment income	22,658	261,081	9,032
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	186,635	(1,041,770)	115,161
Sale of unaffiliated underlying funds	44,468	744,998	20,523
Capital gain distributions from affiliated underlying funds	60,419	881,447	27,847
Foreign currency related transactions	—	1,898	—
Futures	—	(74,718)	—
Net realized gain	291,522	511,855	163,531
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	557,453	14,118,452	226,685
Unaffiliated underlying funds	(20,423)	(400,489)	(10,468)
Foreign currency related transactions	—	(24)	—
Futures	—	(50,412)	—
Net change in unrealized appreciation (depreciation)	537,030	13,667,527	216,217
Net realized and unrealized gain	828,552	14,179,382	379,748
Increase in net assets resulting from operations	$851,210	$14,440,463	$388,780

See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Aggressive Portfolio		Voya Solution Balanced Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$11,829	$64,695	$188,178	$694,394
Net realized gain (loss)	113,498	(8,314)	203,328	403,647
Net change in unrealized appreciation (depreciation)	718,028	389,968	3,092,759	1,634,780
Increase in net assets resulting from operations	843,355	446,349	3,484,265	2,732,821
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(23,934)	—	(410,012)
Class I	—	(2,335)	—	(2,354)
Class R6	—	(957)	—	(20,744)
Class S	—	(48,921)	—	(525,795)
Class S2	—	(3,605)	—	(11,571)
Net realized gains:
Class ADV	—	(123,049)	—	(1,429,535)
Class I	—	(7,887)	—	(6,154)
Class R6	—	(3,226)	—	(54,237)
Class S	—	(182,612)	—	(1,528,071)
Class S2	—	(14,026)	—	(36,902)
Total distributions	—	(410,552)	—	(4,025,375)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,687,325	3,630,137	10,499,148	14,742,333
Reinvestment of distributions	—	410,552	—	4,025,375
	3,687,325	4,040,689	10,499,148	18,767,708
Cost of shares redeemed	(1,580,734)	(1,371,169)	(6,444,115)	(16,023,486)
Net increase in net assets resulting from capital share transactions	2,106,591	2,669,520	4,055,033	2,744,222
Net increase in net assets	2,949,946	2,705,317	7,539,298	1,451,668
NET ASSETS:
Beginning of year or period	7,812,597	5,107,280	49,718,756	48,267,088
End of year or period	$10,762,543	$7,812,597	$57,258,054	$49,718,756
Undistributed net investment income at end of year or period	$76,961	$65,132	$997,870	$809,692

See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Conservative Portfolio		Voya Solution Income Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$136,099	$299,116	$2,716,769	$8,636,813
Net realized gain (loss)	57,435	(66,340)	1,996,636	(200,701)
Net change in unrealized appreciation (depreciation)	402,596	651,291	17,170,650	15,021,804
Increase in net assets resulting from operations	596,130	884,067	21,884,055	23,457,916
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(150,115)	—	(2,150,558)
Class I	—	(628)	—	(1,212,513)
Class R6	—	(8,166)	—	—
Class S	—	(136,481)	—	(2,220,269)
Class S2	—	(9,380)	—	(138,417)
Net realized gains:
Class ADV	—	(206,616)	—	(2,591,594)
Class I	—	(635)	—	(1,083,900)
Class R6	—	(8,257)	—	—
Class S	—	(153,138)	—	(2,268,074)
Class S2	—	(10,919)	—	(155,401)
Class T	—	—	—	(2,132)
Total distributions	—	(684,335)	—	(11,822,858)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,185,634	4,259,688	14,984,505	32,380,433
Reinvestment of distributions	—	684,168	—	11,822,858
	3,185,634	4,943,856	14,984,505	44,203,291
Cost of shares redeemed	(3,780,631)	(3,277,607)	(63,912,461)	(158,926,207)
Net increase (decrease) in net assets resulting from capital share transactions	(594,997)	1,666,249	(48,927,956)	(114,722,916)
Net increase (decrease) in net assets	1,133	1,865,981	(27,043,901)	(103,087,858)
NET ASSETS:
Beginning of year or period	16,369,603	14,503,622	485,667,657	588,755,515
End of year or period	$16,370,736	$16,369,603	$458,623,756	$485,667,657
Undistributed net investment income at end of year or period	$477,194	$341,095	$12,583,128	$9,866,359

See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution Moderately Aggressive Portfolio		Voya Solution Moderately Conservative Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$2,185,445	$8,801,998	$196,888	$597,138
Net realized gain (loss)	8,189,684	1,174,345	259,075	(678,541)
Net change in unrealized appreciation (depreciation)	48,017,549	31,015,331	1,229,996	2,172,416
Increase in net assets resulting from operations	58,392,678	40,991,674	1,685,959	2,091,013
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(212,822)	—	(274,375)
Class I	—	(53,499)	—	(1,055)
Class R6	—	(1,403)	—	(203)
Class S	—	(8,226,554)	—	(513,040)
Class S2	—	(8,934)	—	(18,457)
Net realized gains:
Class ADV	—	(395,963)	—	(828,646)
Class I	—	(62,404)	—	(2,273)
Class R6	—	(1,637)	—	(437)
Class S	—	(10,441,172)	—	(1,219,917)
Class S2	—	(14,815)	—	(47,298)
Total distributions	—	(19,419,203)	—	(2,905,701)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,368,474	11,405,648	3,201,039	6,036,432
Reinvestment of distributions	—	19,419,203	—	2,905,701
	8,368,474	30,824,851	3,201,039	8,942,133
Cost of shares redeemed	(56,232,899)	(115,010,937)	(7,349,257)	(15,464,819)
Net decrease in net assets resulting from capital share transactions	(47,864,425)	(84,186,086)	(4,148,218)	(6,522,686)
Net increase (decrease) in net assets	10,528,253	(62,613,615)	(2,462,259)	(7,337,374)
NET ASSETS:
Beginning of year or period	693,196,516	755,810,131	35,534,940	42,872,314
End of year or period	$703,724,769	$693,196,516	$33,072,681	$35,534,940
Undistributed net investment income at end of year or period	$11,912,096	$9,726,651	$889,290	$692,402

See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2020 Portfolio		Voya Solution 2025 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$136,989	$269,152	$3,716,477	$14,650,804
Net realized gain	692,542	452,890	2,556,724	16,710,885
Net change in unrealized appreciation (depreciation)	728,961	264,926	60,421,879	21,008,317
Increase in net assets resulting from operations	1,558,492	986,968	66,695,080	52,370,006
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(30,050)	—	(5,850,591)
Class I	—	(17,525)	—	(5,020,661)
Class S	—	(23,360)	—	(8,047,201)
Class S2	—	(683)	—	(504,984)
Class T	—	—	—	(12,925)
Net realized gains:
Class ADV	—	(39,585)	—	(25,793,205)
Class I	—	(19,182)	—	(16,534,468)
Class S	—	(26,838)	—	(30,295,541)
Class S2	—	(970)	—	(2,072,239)
Class T	—	(28)	—	(62,642)
Total distributions	—	(158,221)	—	(94,194,457)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,818,463	21,178,235	48,543,700	77,865,505
Reinvestment of distributions	—	158,203	—	94,194,456
	8,818,463	21,336,438	48,543,700	172,059,961
Cost of shares redeemed	(5,399,130)	(9,430,029)	(104,221,428)	(243,406,338)
Net increase (decrease) in net assets resulting from capital share transactions	3,419,333	11,906,409	(55,677,728)	(71,346,377)
Net increase (decrease) in net assets	4,977,825	12,735,156	11,017,352	(113,170,828)
NET ASSETS:
Beginning of year or period	22,176,680	9,441,524	896,029,284	1,009,200,112
End of year or period	$27,154,505	$22,176,680	$907,046,636	$896,029,284
Undistributed net investment income at end of year or period	$452,281	$315,292	$20,900,751	$17,184,274

See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2030 Portfolio		Voya Solution 2035 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$61,263	$174,309	$2,524,113	$12,146,510
Net realized gain	632,213	311,127	9,891,881	17,868,373
Net change in unrealized appreciation (depreciation)	793,113	227,521	65,853,678	22,191,160
Increase in net assets resulting from operations	1,486,589	712,957	78,269,672	52,206,043
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(16,483)	—	(5,125,743)
Class I	—	(5,762)	—	(5,348,117)
Class S	—	(11,238)	—	(7,573,427)
Class S2	—	(1,455)	—	(448,201)
Class T	—	—	—	(7,825)
Net realized gains:
Class ADV	—	(22,721)	—	(24,216,893)
Class I	—	(7,039)	—	(19,033,957)
Class S	—	(14,220)	—	(30,708,986)
Class S2	—	(1,785)	—	(1,959,015)
Class T	—	(26)	—	(50,073)
Total distributions	—	(80,729)	—	(94,472,237)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,573,595	14,162,825	43,229,395	84,881,033
Reinvestment of distributions	—	80,678	—	94,472,237
	10,573,595	14,243,503	43,229,395	179,353,270
Cost of shares redeemed	(4,303,910)	(3,898,412)	(96,703,828)	(210,855,745)
Net increase (decrease) in net assets resulting from capital share transactions	6,269,685	10,345,091	(53,474,433)	(31,502,475)
Net increase (decrease) in net assets	7,756,274	10,977,319	24,795,239	(73,768,669)
NET ASSETS:
Beginning of year or period	14,906,444	3,929,125	853,908,698	927,677,367
End of year or period	$22,662,718	$14,906,444	$878,703,937	$853,908,698
Undistributed net investment income at end of year or period	$261,209	$199,946	$16,310,219	$13,786,106

See Accompanying Notes to Financial Statements
23

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2040 Portfolio		Voya Solution 2045 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$47,804	$117,916	$1,280,885	$7,089,678
Net realized gain	673,533	283,783	8,819,776	13,497,107
Net change in unrealized appreciation (depreciation)	792,524	251,996	50,434,290	18,136,807
Increase in net assets resulting from operations	1,513,861	653,695	60,534,951	38,723,592
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(16,429)	—	(2,509,631)
Class I	—	(7,933)	—	(3,442,244)
Class S	—	(11,673)	—	(4,215,034)
Class S2	—	(846)	—	(205,558)
Class T	—	(9)	—	(4,674)
Net realized gains:
Class ADV	—	(36,813)	—	(16,558,058)
Class I	—	(13,678)	—	(15,825,344)
Class S	—	(20,636)	—	(22,768,310)
Class S2	—	(1,485)	—	(1,227,821)
Class T	—	(65)	—	(34,121)
Total distributions	—	(109,567)	—	(66,790,795)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,357,806	10,328,998	38,927,100	74,260,683
Reinvestment of distributions	—	109,464	—	66,790,795
	11,357,806	10,438,462	38,927,100	141,051,478
Cost of shares redeemed	(4,417,034)	(3,126,569)	(68,842,299)	(145,774,446)
Net increase (decrease) in net assets resulting from capital share transactions	6,940,772	7,311,893	(29,915,199)	(4,722,968)
Net increase (decrease) in net assets	8,454,633	7,856,021	30,619,752	(32,790,171)
NET ASSETS:
Beginning of year or period	11,196,390	3,340,369	617,912,365	650,702,536
End of year or period	$19,651,023	$11,196,390	$648,532,117	$617,912,365
Undistributed net investment income at end of year or period	$178,641	$130,837	$8,408,895	$7,128,010

See Accompanying Notes to Financial Statements
24

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2050 Portfolio		Voya Solution 2055 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$22,658	$64,799	$261,081	$1,543,944
Net realized gain	291,522	143,579	511,855	254,313
Net change in unrealized appreciation (depreciation)	537,030	181,827	13,667,527	6,974,759
Increase in net assets resulting from operations	851,210	390,205	14,440,463	8,773,016
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(7,610)	—	(475,842)
Class I	—	(3,867)	—	(700,799)
Class S	—	(5,038)	—	(671,361)
Class S2	—	(380)	—	(39,938)
Class T	—	—	—	(203)
Net realized gains:
Class ADV	—	(20,068)	—	(2,731,652)
Class I	—	(7,612)	—	(2,812,511)
Class S	—	(10,258)	—	(3,164,455)
Class S2	—	(798)	—	(207,570)
Class T	—	(49)	—	(1,005)
Total distributions	—	(55,680)	—	(10,805,336)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,194,399	6,583,275	22,832,818	41,346,741
Reinvestment of distributions	—	55,596	—	10,805,337
	6,194,399	6,638,871	22,832,818	52,152,078
Cost of shares redeemed	(1,597,056)	(1,867,857)	(19,149,877)	(36,891,031)
Net increase in net assets resulting from capital share transactions	4,597,343	4,771,014	3,682,941	15,261,047
Net increase in net assets	5,448,553	5,105,539	18,123,404	13,228,727
NET ASSETS:
Beginning of year or period	6,783,772	1,678,233	141,626,399	128,397,672
End of year or period	$12,232,325	$6,783,772	$159,749,803	$141,626,399
Undistributed net investment income at end of year or period	$86,738	$64,080	$1,821,906	$1,560,825

See Accompanying Notes to Financial Statements
25

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Solution 2060 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$9,032	$27,562
Net realized gain	163,531	82,665
Net change in unrealized appreciation (depreciation)	216,217	65,448
Increase in net assets resulting from operations	388,780	175,675
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,173)
Class I	—	(2,369)
Class S	—	(1,737)
Class S2	—	(167)
Class T	—	(9)
Net realized gains:
Class ADV	—	(5,282)
Class I	—	(3,922)
Class S	—	(2,891)
Class S2	—	(282)
Class T	—	(18)
Total distributions	—	(19,850)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,332,905	3,046,992
Reinvestment of distributions	—	19,850
	3,332,905	3,066,842
Cost of shares redeemed	(1,120,912)	(1,027,327)
Net increase in net assets resulting from capital share transactions	2,211,993	2,039,515
Net increase in net assets	2,600,773	2,195,340
NET ASSETS:
Beginning of year or period	2,871,508	676,168
End of year or period	$5,472,281	$2,871,508
Undistributed net investment income at end of year or period	$35,768	$26,736

See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Aggressive Portfolio
Class ADV
06-30-17	11.33	0.00*	1.15	1.15	—	—	—	—	—	12.48	10.15	0.93	0.67	0.67	0.04	2,839	35
12-31-16	11.35	0.08	0.63	0.71	0.12	0.61	—	0.73	—	11.33	6.41	1.04	0.68	0.68	0.77	2,520	61
12-31-15	12.13	0.06•	(0.19)	(0.13)	0.21	0.44	—	0.65	—	11.35	(1.32)	0.94	0.68	0.68	0.53	2,383	78
12-31-14	11.55	0.13•	0.57	0.70	0.06	0.06	—	0.12	—	12.13	6.10	1.26	0.65	0.65	1.12	2,180	70
05-01-13(5) - 12-31-13	10.00	0.19•	1.36	1.55	—	—	—	—	—	11.55	15.50	12.00	0.56	0.56	2.55	496	35
Class I
06-30-17	11.56	0.04•	1.16	1.20	—	—	—	—	—	12.76	10.38	0.43	0.17	0.17	0.60	340	35
12-31-16	11.57	0.17•	0.61	0.78	0.18	0.61	—	0.79	—	11.56	6.93	0.54	0.18	0.18	1.53	258	61
12-31-15	12.32	0.19•	(0.26)	(0.07)	0.24	0.44	—	0.68	—	11.57	(0.83)	0.44	0.18	0.18	1.56	138	78
12-31-14	11.65	0.24•	0.52	0.76	0.03	0.06	—	0.09	—	12.32	6.56	0.76	0.15	0.15	2.01	12	70
05-01-13(5) - 12-31-13	10.00	0.29•	1.36	1.65	—	—	—	—	—	11.65	16.50	11.50	0.06	0.06	3.99	4	35
Class R6
06-30-17	11.56	0.04•	1.16	1.20	—	—	—	—	—	12.76	10.38	0.43	0.17	0.17	0.60	2,764	35
05-02-16(5) - 12-31-16	11.66	0.44•	0.25	0.69	0.18	0.61	—	0.79	—	11.56	6.11	0.54	0.18	0.18	5.93	659	61
Class S
06-30-17	11.44	0.02•	1.16	1.18	—	—	—	—	—	12.62	10.31	0.68	0.42	0.42	0.30	4,266	35
12-31-16	11.46	0.12•	0.63	0.75	0.16	0.61	—	0.77	—	11.44	6.75	0.79	0.43	0.43	1.08	3,954	61
12-31-15	12.23	0.13•	(0.23)	(0.10)	0.23	0.44	—	0.67	—	11.46	(1.12)	0.69	0.43	0.43	1.04	2,417	78
12-31-14	11.63	0.11•	0.61	0.72	0.06	0.06	—	0.12	—	12.23	6.25	1.01	0.40	0.40	0.92	1,395	70
05-01-13(5) - 12-31-13	10.00	0.28•	1.35	1.63	—	—	—	—	—	11.63	16.30	11.75	0.31	0.31	3.73	591	35
Class S2
06-30-17	11.32	0.01•	1.14	1.15	—	—	—	—	—	12.47	10.16	0.83	0.57	0.57	0.14	553	35
12-31-16	11.36	0.13•	0.60	0.73	0.16	0.61	—	0.77	—	11.32	6.57	0.97	0.58	0.58	1.15	422	61
12-31-15	12.14	0.11•	(0.22)	(0.11)	0.23	0.44	—	0.67	—	11.36	(1.20)	0.94	0.58	0.58	0.93	169	78
12-31-14	11.56	0.18•	0.51	0.69	0.05	0.06	—	0.11	—	12.14	6.04	1.26	0.55	0.55	1.54	78	70
05-01-13(5) - 12-31-13	10.00	0.23•	1.33	1.56	—	—	—	—	—	11.56	15.60	12.00	0.46	0.46	3.12	38	35
Voya Solution Balanced Portfolio
Class ADV
06-30-17	9.06	0.03•	0.60	0.63	—	—	—	—	—	9.69	6.95	0.78	0.66	0.66	0.55	18,643	33
12-31-16	9.39	0.12•	0.44	0.56	0.20	0.69	—	0.89	—	9.06	6.08	0.78	0.64	0.64	1.25	18,215	78
12-31-15	10.57	0.10•	(0.14)	(0.04)	0.28	0.86	—	1.14	—	9.39	(0.72)	0.78	0.65	0.65	0.97	25,079	49
12-31-14	10.88	0.12	0.52	0.64	0.20	0.75	—	0.95	—	10.57	6.14	0.78	0.64	0.64	1.09	28,237	61
12-31-13	9.84	0.10•	1.38	1.48	0.20	0.24	—	0.44	—	10.88	15.39	0.78	0.63	0.63	0.97	27,369	78
12-31-12	8.84	0.14•	1.03	1.17	0.14	0.03	—	0.17	—	9.84	13.35	0.71	0.62	0.62	1.44	24,244	75
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Balanced Portfolio (continued)
Class I
06-30-17	9.40	0.05•	0.63	0.68	—	—	—	—	—	10.08	7.23	0.28	0.16	0.16	1.06	4,494	33
12-31-16	9.72	0.28•	0.35	0.63	0.26	0.69	—	0.95	—	9.40	6.69	0.28	0.14	0.14	3.03	2,092	78
12-31-15	10.90	0.18•	(0.16)	0.02	0.34	0.86	—	1.20	—	9.72	(0.19)	0.28	0.15	0.15	1.72	59	49
12-31-14	11.19	0.27•	0.45	0.72	0.26	0.75	—	1.01	—	10.90	6.66	0.28	0.14	0.14	2.53	23	61
12-31-13	10.10	0.16	1.42	1.58	0.25	0.24	—	0.49	—	11.19	15.93	0.28	0.13	0.13	1.49	1	78
12-31-12	9.05	0.18	1.06	1.24	0.16	0.03	—	0.19	—	10.10	13.86	0.21	0.12	0.12	1.85	1	75
Class R6
06-30-17	9.39	0.05•	0.64	0.69	—	—	—	—	—	10.08	7.35	0.28	0.16	0.16	1.08	8,359	33
05-02-16(5) - 12-31-16	9.89	0.23•	0.22	0.45	0.26	0.69	—	0.95	—	9.39	4.75	0.28	0.14	0.14	3.74	2,412	78
Class S
06-30-17	9.18	0.04•	0.62	0.66	—	—	—	—	—	9.84	7.19	0.53	0.41	0.41	0.80	23,977	33
12-31-16	9.52	0.16	0.43	0.59	0.24	0.69	—	0.93	—	9.18	6.32	0.53	0.39	0.39	1.63	25,331	78
12-31-15	10.70	0.13	(0.14)	(0.01)	0.31	0.86	—	1.17	—	9.52	(0.46)	0.53	0.40	0.40	1.28	22,552	49
12-31-14	11.01	0.16	0.51	0.67	0.23	0.75	—	0.98	—	10.70	6.34	0.53	0.39	0.39	1.35	23,128	61
12-31-13	9.95	0.13•	1.39	1.52	0.22	0.24	—	0.46	—	11.01	15.65	0.53	0.38	0.38	1.24	23,012	78
12-31-12	8.92	0.16•	1.05	1.21	0.15	0.03	—	0.18	—	9.95	13.71	0.46	0.37	0.37	1.70	18,349	75
Class S2
06-30-17	9.16	0.03•	0.62	0.65	—	—	—	—	—	9.81	7.10	0.68	0.56	0.56	0.66	1,786	33
12-31-16	9.50	0.18•	0.39	0.57	0.22	0.69	—	0.91	—	9.16	6.10	0.71	0.54	0.54	1.96	1,668	78
12-31-15	10.67	0.11•	(0.13)	(0.02)	0.29	0.86	—	1.15	—	9.50	(0.60)	0.78	0.55	0.55	1.06	578	49
12-31-14	10.95	0.12•	0.54	0.66	0.19	0.75	—	0.94	—	10.67	6.22	0.78	0.54	0.54	1.06	671	61
12-31-13	9.90	0.11•	1.39	1.50	0.21	0.24	—	0.45	—	10.95	15.51	0.78	0.53	0.53	1.06	1,103	78
12-31-12	8.88	0.17•	1.02	1.19	0.14	0.03	—	0.17	—	9.90	13.54	0.71	0.52	0.52	1.75	1,022	75
Voya Solution Conservative Portfolio
Class ADV
06-30-17	10.60	0.08•	0.31	0.39	—	—	—	—	—	10.99	3.68	0.85	0.62	0.62	1.56	8,594	42
12-31-16	10.45	0.20	0.40	0.60	0.19	0.26	—	0.45	—	10.60	5.76	0.85	0.62	0.62	1.79	8,524	58
12-31-15	11.15	0.14•	(0.22)	(0.08)	0.27	0.35	—	0.62	—	10.45	(0.76)	0.83	0.61	0.61	1.29	8,595	51
12-31-14	11.42	0.17	0.30	0.47	0.27	0.47	—	0.74	—	11.15	4.20	0.81	0.58	0.58	1.62	11,527	54
12-31-13	11.22	0.17•	0.43	0.60	0.29	0.11	—	0.40	—	11.42	5.40	0.85	0.60	0.60	1.50	10,870	72
12-31-12	10.44	0.24•	0.82	1.06	0.28	—	—	0.28	—	11.22	10.19	0.75	0.62	0.62	2.19	9,541	69
Class I
06-30-17	10.74	0.11•	0.31	0.42	—	—	—	—	—	11.16	3.91	0.35	0.12	0.12	2.06	68	42
12-31-16	10.60	0.29•	0.37	0.66	0.26	0.26	—	0.52	—	10.74	6.24	0.35	0.12	0.12	2.67	109	58
12-31-15	11.30	0.21•	(0.23)	(0.02)	0.33	0.35	—	0.68	—	10.60	(0.23)	0.33	0.11	0.11	1.86	13	51
12-31-14	11.57	0.25•	0.27	0.52	0.32	0.47	—	0.79	—	11.30	4.63	0.31	0.08	0.08	2.19	10	54
12-31-13	11.34	0.23	0.44	0.67	0.33	0.11	—	0.44	—	11.57	6.02	0.35	0.10	0.10	1.99	3	72
12-31-12	10.54	0.29•	0.82	1.11	0.31	—	—	0.31	—	11.34	10.60	0.25	0.12	0.12	2.61	3	69
Class R6
06-30-17	10.74	0.11•	0.31	0.42	—	—	—	—	—	11.16	3.91	0.35	0.12	0.12	2.07	2,158	42
05-02-16(5) - 12-31-16	10.98	0.20•	0.08	0.28	0.26	0.26	—	0.52	—	10.74	2.57	0.35	0.12	0.12	2.81	718	58
See Accompanying Notes to Financial Statements
28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Conservative Portfolio (continued)
Class S
06-30-17	10.66	0.10•	0.30	0.40	—	—	—	—	—	11.06	3.75	0.60	0.37	0.37	1.77	4,969	42
12-31-16	10.52	0.22•	0.41	0.63	0.23	0.26	—	0.49	—	10.66	6.04	0.60	0.37	0.37	2.02	6,513	58
12-31-15	11.22	0.17	(0.21)	(0.04)	0.31	0.35	—	0.66	—	10.52	(0.48)	0.58	0.36	0.36	1.61	5,539	51
12-31-14	11.49	0.21•	0.29	0.50	0.30	0.47	—	0.77	—	11.22	4.40	0.56	0.33	0.33	1.86	5,867	54
12-31-13	11.27	0.20•	0.44	0.64	0.31	0.11	—	0.42	—	11.49	5.77	0.60	0.35	0.35	1.74	6,168	72
12-31-12	10.49	0.28•	0.80	1.08	0.30	—	—	0.30	—	11.27	10.34	0.50	0.37	0.37	2.51	5,285	69
Class S2
06-30-17	10.59	0.09•	0.30	0.39	—	—	—	—	—	10.98	3.68	0.75	0.52	0.52	1.65	582	42
12-31-16	10.46	0.21•	0.40	0.61	0.22	0.26	—	0.48	—	10.59	5.90	0.78	0.52	0.52	1.94	506	58
12-31-15	11.17	0.16•	(0.22)	(0.06)	0.30	0.35	—	0.65	—	10.46	(0.67)	0.83	0.51	0.51	1.43	357	51
12-31-14	11.44	0.18	0.30	0.48	0.28	0.47	—	0.75	—	11.17	4.28	0.81	0.48	0.48	1.70	312	54
12-31-13	11.23	0.18•	0.44	0.62	0.30	0.11	—	0.41	—	11.44	5.59	0.85	0.50	0.50	1.60	298	72
12-31-12	10.46	0.29•	0.77	1.06	0.29	—	—	0.29	—	11.23	10.23	0.75	0.52	0.52	2.61	298	69
Voya Solution Income Portfolio
Class ADV
06-30-17	11.11	0.05•	0.46	0.51	—	—	—	—	—	11.62	4.59	0.75	0.62	0.62	0.97	190,714	28
12-31-16	10.88	0.16•	0.31	0.47	0.11	0.13	—	0.24	—	11.11	4.26	0.75	0.62	0.62	1.43	205,103	46
12-31-15	11.61	0.13•	(0.15)	(0.02)	0.29	0.42	—	0.71	—	10.88	(0.30)	0.73	0.63	0.63	1.16	248,968	31
12-31-14	11.26	0.15•	0.47	0.62	0.27	—	—	0.27	—	11.61	5.53	0.75	0.62	0.62	1.33	84,286	47
12-31-13	10.89	0.13•	0.59	0.72	0.35	—	—	0.35	—	11.26	6.68	0.74	0.63	0.63	1.19	94,068	70
12-31-12	10.40	0.20•	0.78	0.98	0.49	—	—	0.49	—	10.89	9.57	0.70	0.62	0.62	1.82	111,796	71
Class I
06-30-17	11.38	0.09•	0.47	0.56	—	—	—	—	—	11.94	4.92	0.25	0.12	0.12	1.47	87,207	28
12-31-16	11.12	0.22•	0.31	0.53	0.14	0.13	—	0.27	—	11.38	4.78	0.25	0.12	0.12	1.91	82,426	46
12-31-15	11.86	0.19•	(0.15)	0.04	0.36	0.42	—	0.78	—	11.12	0.20	0.23	0.13	0.13	1.72	98,321	31
12-31-14	11.51	0.22•	0.47	0.69	0.34	—	—	0.34	—	11.86	6.02	0.25	0.12	0.12	1.85	23,178	47
12-31-13	11.12	0.19•	0.61	0.80	0.41	—	—	0.41	—	11.51	7.30	0.24	0.13	0.13	1.70	24,937	70
12-31-12	10.61	0.24	0.82	1.06	0.55	—	—	0.55	—	11.12	10.12	0.20	0.12	0.12	2.32	25,403	71
Class S
06-30-17	11.28	0.07•	0.46	0.53	—	—	—	—	—	11.81	4.70	0.50	0.37	0.37	1.22	170,222	28
12-31-16	11.04	0.19•	0.31	0.50	0.13	0.13	—	0.26	—	11.28	4.47	0.50	0.37	0.37	1.66	186,264	46
12-31-15	11.76	0.16•	(0.14)	0.02	0.32	0.42	—	0.74	—	11.04	0.10	0.48	0.38	0.38	1.43	225,274	31
12-31-14	11.41	0.19•	0.46	0.65	0.30	—	—	0.30	—	11.76	5.76	0.50	0.37	0.37	1.59	56,602	47
12-31-13	11.03	0.16•	0.60	0.76	0.38	—	—	0.38	—	11.41	6.97	0.49	0.38	0.38	1.46	62,431	70
12-31-12	10.53	0.22•	0.80	1.02	0.52	—	—	0.52	—	11.03	9.77	0.45	0.37	0.37	2.02	68,703	71
Class S2
06-30-17	10.99	0.06•	0.45	0.51	—	—	—	—	—	11.50	4.64	0.65	0.52	0.52	1.08	10,268	28
12-31-16	10.77	0.16•	0.30	0.46	0.11	0.13	—	0.24	—	10.99	4.28	0.68	0.52	0.52	1.49	11,670	46
12-31-15	11.50	0.14•	(0.14)	0.00*	0.31	0.42	—	0.73	—	10.77	(0.13)	0.73	0.53	0.53	1.27	15,377	31
12-31-14	11.15	0.16•	0.46	0.62	0.27	—	—	0.27	—	11.50	5.61	0.75	0.52	0.52	1.42	4,281	47
12-31-13	10.79	0.14•	0.59	0.73	0.37	—	—	0.37	—	11.15	6.85	0.74	0.53	0.53	1.28	5,274	70
12-31-12	10.32	0.21•	0.77	0.98	0.51	—	—	0.51	—	10.79	9.62	0.70	0.52	0.52	2.00	5,889	71
See Accompanying Notes to Financial Statements
29

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Income Portfolio (continued)
Class T
06-30-17	11.73	0.05•	0.48	0.53	—	—	—	—	—	12.26	4.52	0.95	0.82	0.82	0.77	212	28
12-31-16	11.39	0.11•	0.36	0.47	—	0.13	—	0.13	—	11.73	4.11	0.97	0.82	0.82	0.92	205	46
12-31-15	12.07	0.13•	(0.17)	(0.04)	0.22	0.42	—	0.64	—	11.39	(0.40)	0.98	0.83	0.83	1.09	815	31
12-31-14	11.67	0.13•	0.48	0.61	0.21	—	—	0.21	—	12.07	5.22	1.00	0.82	0.82	1.05	91	47
12-31-13	11.29	0.12•	0.61	0.73	0.35	—	—	0.35	—	11.67	6.55	0.99	0.83	0.83	1.00	193	70
12-31-12	10.70	0.19•	0.80	0.99	0.40	—	—	0.40	—	11.29	9.29	0.95	0.82	0.82	1.69	259	71
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-17	11.62	0.02•	0.97	0.99	—	—	—	—	—	12.61	8.52	0.76	0.72	0.72	0.38	25,998	23
12-31-16	11.23	0.11•	0.56	0.67	0.10	0.18	—	0.28	—	11.62	6.00	0.75	0.70	0.70	0.95	24,645	52
12-31-15	13.03	0.11•	(0.22)	(0.11)	0.37	1.32	—	1.69	—	11.23	(1.42)	0.74	0.69	0.69	0.94	31,416	26
12-31-14	13.38	0.12•	0.67	0.79	0.20	0.94	—	1.14	—	13.03	6.09	0.78	0.67	0.67	0.89	20,020	71
12-31-13	11.61	0.10•	2.23	2.33	0.21	0.35	—	0.56	—	13.38	20.42	0.80	0.63	0.63	0.78	16,945	79
12-31-12	10.25	0.11•	1.42	1.53	0.12	0.05	—	0.17	—	11.61	15.07	0.73	0.62	0.62	0.98	13,603	70
Class I
06-30-17	11.83	0.06•	0.98	1.04	—	—	—	—	—	12.87	8.79	0.26	0.22	0.22	0.89	4,884	23
12-31-16	11.44	0.17	0.55	0.72	0.15	0.18	—	0.33	—	11.83	6.40	0.25	0.20	0.20	1.55	4,334	52
12-31-15	13.23	0.23•	(0.27)	(0.04)	0.43	1.32	—	1.75	—	11.44	(0.85)	0.24	0.19	0.19	2.00	4,035	26
12-31-14	13.56	0.31•	0.56	0.87	0.26	0.94	—	1.20	—	13.23	6.60	0.28	0.17	0.17	2.39	56	71
12-31-13	11.74	0.15	2.28	2.43	0.26	0.35	—	0.61	—	13.56	21.10	0.30	0.13	0.13	1.19	4	79
12-31-12	10.34	0.16	1.44	1.60	0.15	0.05	—	0.20	—	11.74	15.62	0.23	0.12	0.12	1.42	4	70
Class R6
06-30-17	11.82	0.06•	0.98	1.04	—	—	—	—	—	12.86	8.80	0.26	0.22	0.22	0.98	4,433	23
05-02-16(5) - 12-31-16	11.56	0.39•	0.20	0.59	0.15	0.18	—	0.33	—	11.82	5.21	0.25	0.20	0.20	5.04	1,287	52
Class S
06-30-17	11.71	0.04•	0.98	1.02	—	—	—	—	—	12.73	8.71	0.51	0.47	0.47	0.63	666,944	23
12-31-16	11.34	0.14•	0.55	0.69	0.14	0.18	—	0.32	—	11.71	6.17	0.50	0.45	0.45	1.25	661,798	52
12-31-15	13.13	0.21•	(0.29)	(0.08)	0.39	1.32	—	1.71	—	11.34	(1.15)	0.49	0.44	0.44	1.81	719,319	26
12-31-14	13.47	0.15	0.68	0.83	0.23	0.94	—	1.17	—	13.13	6.33	0.53	0.42	0.42	1.04	11,315	71
12-31-13	11.67	0.12•	2.27	2.39	0.24	0.35	—	0.59	—	13.47	20.84	0.55	0.38	0.38	0.96	11,871	79
12-31-12	10.30	0.14•	1.42	1.56	0.14	0.05	—	0.19	—	11.67	15.28	0.48	0.37	0.37	1.29	9,256	70
Class S2
06-30-17	11.70	0.03•	0.98	1.01	—	—	—	—	—	12.71	8.63	0.66	0.62	0.62	0.50	1,466	23
12-31-16	11.32	0.13	0.54	0.67	0.11	0.18	—	0.29	—	11.70	5.97	0.68	0.60	0.60	1.14	1,132	52
12-31-15	13.12	0.12•	(0.21)	(0.09)	0.39	1.32	—	1.71	—	11.32	(1.21)	0.74	0.59	0.59	0.98	1,040	26
12-31-14	13.50	0.14•	0.67	0.81	0.25	0.94	—	1.19	—	13.12	6.17	0.78	0.57	0.57	1.08	806	71
12-31-13	11.72	0.17•	2.19	2.36	0.23	0.35	—	0.58	—	13.50	20.56	0.80	0.53	0.53	1.34	284	79
12-31-12	10.30	0.14•	1.41	1.55	0.08	0.05	—	0.13	—	11.72	15.18	0.73	0.52	0.52	1.27	84	70
See Accompanying Notes to Financial Statements
30

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution Moderately Conservative Portfolio
Class ADV
06-30-17	9.24	0.05•	0.41	0.46	—	—	—	—	—	9.70	4.98	0.84	0.65	0.65	1.01	10,967	33
12-31-16	9.51	0.13•	0.40	0.53	0.20	0.60	—	0.80	—	9.24	5.64	0.80	0.64	0.64	1.35	13,487	65
12-31-15	10.45	0.10	(0.14)	(0.04)	0.28	0.62	—	0.90	—	9.51	(0.60)	0.78	0.66	0.66	1.09	22,005	58
12-31-14	10.80	0.15	0.39	0.54	0.23	0.66	—	0.89	—	10.45	5.20	0.78	0.65	0.65	1.30	21,659	66
12-31-13	10.42	0.13•	0.81	0.94	0.27	0.29	—	0.56	—	10.80	9.27	0.79	0.62	0.62	1.23	21,918	85
12-31-12	9.55	0.18•	0.94	1.12	0.19	0.06	—	0.25	—	10.42	11.79	0.70	0.62	0.62	1.74	22,425	85
Class I
06-30-17	9.65	0.08•	0.43	0.51	—	—	—	—	—	10.16	5.28	0.34	0.15	0.15	1.55	25	33
12-31-16	9.93	0.19	0.41	0.60	0.28	0.60	—	0.88	—	9.65	6.12	0.30	0.14	0.14	1.93	33	65
12-31-15	10.87	0.16	(0.15)	0.01	0.33	0.62	—	0.95	—	9.93	(0.09)	0.28	0.16	0.16	1.58	36	58
12-31-14	11.20	0.23•	0.39	0.62	0.29	0.66	—	0.95	—	10.87	5.74	0.28	0.15	0.15	2.19	37	66
12-31-13	10.79	0.18	0.84	1.02	0.32	0.29	—	0.61	—	11.20	9.70	0.29	0.12	0.12	1.66	1	85
12-31-12	9.86	0.23	0.97	1.20	0.21	0.06	—	0.27	—	10.79	12.23	0.20	0.12	0.12	2.16	1	85
Class R6
06-30-17	9.64	0.08•	0.42	0.50	—	—	—	—	—	10.14	5.19	0.34	0.15	0.15	1.59	1,108	33
05-02-16(5) - 12-31-16	10.17	0.36•	(0.01)	0.35	0.28	0.60	—	0.88	—	9.64	3.52	0.30	0.14	0.14	5.68	287	65
Class S
06-30-17	9.44	0.06•	0.42	0.48	—	—	—	—	—	9.92	5.08	0.59	0.40	0.40	1.26	20,046	33
12-31-16	9.73	0.17	0.39	0.56	0.25	0.60	—	0.85	—	9.44	5.87	0.55	0.39	0.39	1.74	20,883	65
12-31-15	10.67	0.14•	(0.16)	(0.02)	0.30	0.62	—	0.92	—	9.73	(0.38)	0.53	0.41	0.41	1.33	20,081	58
12-31-14	11.00	0.17•	0.42	0.59	0.26	0.66	—	0.92	—	10.67	5.58	0.53	0.40	0.40	1.53	22,346	66
12-31-13	10.60	0.16	0.82	0.98	0.29	0.29	—	0.58	—	11.00	9.54	0.54	0.37	0.37	1.43	24,016	85
12-31-12	9.70	0.21•	0.95	1.16	0.20	0.06	—	0.26	—	10.60	11.99	0.45	0.37	0.37	2.02	22,653	85
Class S2
06-30-17	9.34	0.05•	0.42	0.47	—	—	—	—	—	9.81	5.03	0.74	0.55	0.55	1.13	927	33
12-31-16	9.64	0.14	0.39	0.53	0.23	0.60	—	0.83	—	9.34	5.62	0.73	0.54	0.54	1.61	845	65
12-31-15	10.59	0.10	(0.13)	(0.03)	0.30	0.62	—	0.92	—	9.64	(0.50)	0.78	0.56	0.56	1.14	751	58
12-31-14	10.93	0.16•	0.41	0.57	0.25	0.66	—	0.91	—	10.59	5.40	0.78	0.55	0.55	1.43	848	66
12-31-13	10.55	0.14•	0.82	0.96	0.29	0.29	—	0.58	—	10.93	9.36	0.79	0.52	0.52	1.26	669	85
12-31-12	9.67	0.23•	0.91	1.14	0.20	0.06	—	0.26	—	10.55	11.85	0.70	0.52	0.52	2.23	712	85
Voya Solution 2020 Portfolio
Class ADV
06-30-17	12.15	0.05•	0.71	0.76	—	—	—	—	—	12.91	6.26	0.80	0.61	0.61	0.84	11,697	49
12-31-16	11.65	0.18•	0.43	0.61	0.05	0.06	—	0.11	—	12.15	5.21	0.86	0.64	0.64	1.53	9,167	84
12-31-15	12.87	0.19•	(0.05)	0.14	0.57	0.79	—	1.36	—	11.65	0.88	1.49	0.63	0.63	1.60	2,853	86
12-31-14	12.19	0.20•	0.53	0.73	0.01	0.04	—	0.05	—	12.87	5.97	4.32	0.63	0.63	1.55	631	32
12-31-13	11.80	0.11•	1.36	1.47	0.29	0.80	—	1.09	0.01	12.19	13.01(a)	89.79	0.63	0.63	0.87	4	68
12-31-12	10.85	0.15	1.12	1.27	0.11	0.21	—	0.32	—	11.80	11.76	45.86	0.62	0.62	1.28	4	72
See Accompanying Notes to Financial Statements
31

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2020 Portfolio (continued)
Class I
06-30-17	12.37	0.09•	0.72	0.81	—	—	—	—	—	13.18	6.55	0.30	0.11	0.11	1.34	7,715	49
12-31-16	11.81	0.26•	0.42	0.68	0.06	0.06	—	0.12	—	12.37	5.73	0.36	0.14	0.14	2.13	6,377	84
12-31-15	13.04	0.32•	(0.11)	0.21	0.65	0.79	—	1.44	—	11.81	1.38	0.99	0.13	0.13	2.76	2,157	86
12-31-14	12.29	0.19	0.60	0.79	—	0.04	—	0.04	—	13.04	6.41	3.82	0.13	0.13	1.52	4	32
12-31-13	11.85	0.17	1.40	1.57	0.34	0.80	—	1.14	0.01	12.29	13.85(a)	89.29	0.13	0.13	1.38	4	68
12-31-12	10.86	0.21	1.12	1.33	0.13	0.21	—	0.34	—	11.85	12.22	45.36	0.12	0.12	1.81	4	72
Class S
06-30-17	12.33	0.07•	0.72	0.79	—	—	—	—	—	13.12	6.41	0.55	0.36	0.36	1.10	7,489	49
12-31-16	11.80	0.20•	0.44	0.64	0.05	0.06	—	0.11	—	12.33	5.46	0.61	0.39	0.39	1.65	6,477	84
12-31-15	13.01	0.53•	(0.34)	0.19	0.61	0.79	—	1.40	—	11.80	1.23	1.24	0.38	0.38	4.58	4,145	86
12-31-14	12.30	0.16	0.59	0.75	—	0.04	—	0.04	—	13.01	6.08	4.07	0.38	0.38	1.27	4	32
12-31-13	11.81	0.14	1.39	1.53	0.25	0.80	—	1.05	0.01	12.30	13.47(a)	89.54	0.38	0.38	1.14	4	68
12-31-12	10.85	0.18	1.11	1.29	0.12	0.21	—	0.33	—	11.81	11.90	45.61	0.37	0.37	1.56	4	72
Class S2
06-30-17	12.22	0.06•	0.71	0.77	—	—	—	—	—	12.99	6.30	0.70	0.51	0.51	0.94	245	49
12-31-16	11.70	0.14•	0.48	0.62	0.04	0.06	—	0.10	—	12.22	5.33	0.79	0.54	0.54	1.18	148	84
12-31-15	12.91	0.36•	(0.20)	0.16	0.58	0.79	—	1.37	—	11.70	1.08	1.49	0.53	0.53	3.08	283	86
12-31-14	12.23	0.14	0.58	0.72	—	0.04	—	0.04	—	12.91	5.87	4.32	0.53	0.53	1.12	4	32
12-31-13	11.81	0.12	1.40	1.52	0.31	0.80	—	1.11	0.01	12.23	13.39(a)	89.79	0.53	0.53	0.97	4	68
12-31-12	10.85	0.16	1.13	1.29	0.12	0.21	—	0.33	—	11.81	11.88	45.86	0.52	0.52	1.39	4	72
Class T
06-30-17	12.16	0.04•	0.71	0.75	—	—	—	—	—	12.91	6.17	1.00	0.81	0.81	0.63	9	49
12-31-16	11.64	0.15•	0.43	0.58	—	0.06	—	0.06	—	12.16	4.99	1.08	0.84	0.84	1.29	8	84
12-31-15	12.87	0.11•	0.01	0.12	0.56	0.79	—	1.35	—	11.64	0.72	1.74	0.83	0.83	0.91	4	86
12-31-14	12.21	0.10	0.60	0.70	—	0.04	—	0.04	—	12.87	5.72	4.57	0.83	0.83	0.81	4	32
12-31-13	11.77	0.08	1.42	1.50	0.27	0.80	—	1.07	0.01	12.21	13.28(a)	90.04	0.83	0.83	0.67	4	68
12-31-12	10.84	0.13	1.12	1.25	0.11	0.21	—	0.32	—	11.77	11.53	46.11	0.82	0.82	1.11	4	72
Voya Solution 2025 Portfolio
Class ADV
06-30-17	10.66	0.05	0.75	0.80	—	—	—	—	—	11.46	7.50	0.74	0.65	0.65	0.60	298,618	34
12-31-16	11.17	0.14•	0.47	0.61	0.21	0.91	—	1.12	—	10.66	5.53	0.74	0.64	0.64	1.31	302,670	43
12-31-15	12.83	0.11•	(0.09)	0.02	0.37	1.31	—	1.68	—	11.17	(0.26)	0.74	0.65	0.65	0.89	357,443	42
12-31-14	13.06	0.12•	0.54	0.66	0.23	0.66	—	0.89	—	12.83	5.26	0.74	0.63	0.63	0.94	435,280	46
12-31-13	11.48	0.10•	1.73	1.83	0.25	—	—	0.25	—	13.06	16.05	0.74	0.62	0.62	0.85	500,390	72
12-31-12	10.39	0.14•	1.23	1.37	0.28	—	—	0.28	—	11.48	13.24	0.70	0.62	0.62	1.22	494,888	65
Class I
06-30-17	10.94	0.06•	0.79	0.85	—	—	—	—	—	11.79	7.77	0.24	0.15	0.15	1.10	224,955	34
12-31-16	11.44	0.21	0.48	0.69	0.28	0.91	—	1.19	—	10.94	6.13	0.24	0.14	0.14	1.84	193,795	43
12-31-15	13.12	0.18•	(0.10)	0.08	0.45	1.31	—	1.76	—	11.44	0.19	0.24	0.15	0.15	1.44	204,693	42
12-31-14	13.34	0.20•	0.55	0.75	0.31	0.66	—	0.97	—	13.12	5.82	0.24	0.13	0.13	1.47	197,457	46
12-31-13	11.73	0.17•	1.75	1.92	0.31	—	—	0.31	—	13.34	16.54	0.24	0.12	0.12	1.39	225,551	72
12-31-12	10.61	0.20•	1.25	1.45	0.33	—	—	0.33	—	11.73	13.83	0.20	0.12	0.12	1.75	191,144	65
See Accompanying Notes to Financial Statements
32

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2025 Portfolio (continued)
Class S
06-30-17	10.82	0.05•	0.77	0.82	—	—	—	—	—	11.64	7.58	0.49	0.40	0.40	0.85	362,958	34
12-31-16	11.32	0.17•	0.48	0.65	0.24	0.91	—	1.15	—	10.82	5.88	0.49	0.39	0.39	1.58	376,403	43
12-31-15	13.00	0.14•	(0.10)	0.04	0.41	1.31	—	1.72	—	11.32	(0.09)	0.49	0.40	0.40	1.14	418,555	42
12-31-14	13.22	0.16•	0.55	0.71	0.27	0.66	—	0.93	—	13.00	5.58	0.49	0.38	0.38	1.21	486,302	46
12-31-13	11.62	0.14•	1.74	1.88	0.28	—	—	0.28	—	13.22	16.33	0.49	0.37	0.37	1.11	530,013	72
12-31-12	10.52	0.17•	1.23	1.40	0.30	—	—	0.30	—	11.62	13.44	0.45	0.37	0.37	1.48	512,357	65
Class S2
06-30-17	10.52	0.04•	0.75	0.79	—	—	—	—	—	11.31	7.51	0.64	0.55	0.55	0.75	19,740	34
12-31-16	11.03	0.15•	0.47	0.62	0.22	0.91	—	1.13	—	10.52	5.75	0.67	0.54	0.54	1.39	22,356	43
12-31-15	12.70	0.12•	(0.10)	0.02	0.38	1.31	—	1.69	—	11.03	(0.23)	0.74	0.55	0.55	0.98	27,673	42
12-31-14	12.93	0.13•	0.55	0.68	0.25	0.66	—	0.91	—	12.70	5.40	0.74	0.53	0.53	1.03	35,050	46
12-31-13	11.38	0.11•	1.70	1.81	0.26	—	—	0.26	—	12.93	16.08	0.74	0.52	0.52	0.93	41,255	72
12-31-12	10.32	0.15•	1.21	1.36	0.30	—	—	0.30	—	11.38	13.33	0.70	0.52	0.52	1.40	43,134	65
Class T
06-30-17	11.10	0.02•	0.80	0.82	—	—	—	—	—	11.92	7.39	0.94	0.85	0.85	0.40	775	34
12-31-16	11.58	0.14	0.48	0.62	0.19	0.91	—	1.10	—	11.10	5.43	0.96	0.84	0.84	1.14	806	43
12-31-15	13.07	0.09•	(0.12)	(0.03)	0.15	1.31	—	1.46	—	11.58	(0.56)	0.99	0.85	0.85	0.70	837	42
12-31-14	13.29	0.06•	0.60	0.66	0.22	0.66	—	0.88	—	13.07	5.14	0.99	0.83	0.83	0.45	869	46
12-31-13	11.68	0.08•	1.75	1.83	0.22	—	—	0.22	—	13.29	15.75	0.99	0.82	0.82	0.66	2,992	72
12-31-12	10.49	0.11•	1.24	1.35	0.16	—	—	0.16	—	11.68	12.95	0.95	0.82	0.82	0.93	2,737	65
Voya Solution 2030 Portfolio
Class ADV
06-30-17	13.94	0.03•	1.13	1.16	—	—	—	—	—	15.10	8.32	0.83	0.63	0.63	0.45	9,972	48
12-31-16	13.24	0.23•	0.57	0.80	0.04	0.06	—	0.10	—	13.94	6.09	0.95	0.66	0.66	1.71	6,623	67
12-31-15	13.94	0.36•	(0.31)	0.05	0.19	0.56	—	0.75	—	13.24	0.18	2.57	0.66	0.66	2.65	1,569	69
12-31-14	13.23	0.14•	0.69	0.83	0.02	0.10	—	0.12	—	13.94	6.30	8.42	0.66	0.66	0.98	157	136
12-31-13	12.12	0.11	2.06	2.17	0.24	0.84	—	1.08	0.02	13.23	18.66(b)	85.63	0.64	0.64	0.86	4	73
12-31-12	11.06	0.11	1.38	1.49	0.10	0.33	—	0.43	—	12.12	13.48	42.34	0.62	0.62	0.96	4	76
Class I
06-30-17	14.23	0.07•	1.16	1.23	—	—	—	—	—	15.46	8.64	0.33	0.13	0.13	0.93	5,631	48
12-31-16	13.46	0.35•	0.53	0.88	0.05	0.06	—	0.11	—	14.23	6.55	0.45	0.16	0.16	2.54	3,247	67
12-31-15	14.14	0.39•	(0.27)	0.12	0.24	0.56	—	0.80	—	13.46	0.66	2.07	0.16	0.16	2.90	861	69
12-31-14	13.32	0.20	0.72	0.92	—	0.10	—	0.10	—	14.14	6.94	7.92	0.16	0.16	1.50	4	136
12-31-13	12.17	0.18	2.08	2.26	0.29	0.84	—	1.13	0.02	13.32	19.38(b)	85.13	0.14	0.14	1.36	4	73
12-31-12	11.07	0.18	1.37	1.55	0.12	0.33	—	0.45	—	12.17	13.94	41.84	0.12	0.12	1.48	4	76
Class S
06-30-17	14.18	0.05•	1.16	1.21	—	—	—	—	—	15.39	8.53	0.58	0.38	0.38	0.71	6,728	48
12-31-16	13.44	0.27•	0.58	0.85	0.05	0.06	—	0.11	—	14.18	6.32	0.70	0.41	0.41	2.00	4,770	67
12-31-15	14.07	0.49•	(0.39)	0.10	0.17	0.56	—	0.73	—	13.44	0.52	2.32	0.41	0.41	3.69	1,454	69
12-31-14	13.32	0.17	0.68	0.85	—	0.10	—	0.10	—	14.07	6.41	8.17	0.41	0.41	1.25	4	136
12-31-13	12.13	0.14	2.06	2.20	0.19	0.84	—	1.03	0.02	13.32	18.92(b)	85.38	0.39	0.39	1.09	4	73
12-31-12	11.06	0.14	1.37	1.51	0.11	0.33	—	0.44	—	12.13	13.62	42.09	0.37	0.37	1.21	4	76
See Accompanying Notes to Financial Statements
33

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2030 Portfolio (continued)
Class S2
06-30-17	14.01	0.03•	1.15	1.18	—	—	—	—	—	15.19	8.42	0.73	0.53	0.53	0.38	320	48
12-31-16	13.30	0.18•	0.64	0.82	0.05	0.06	—	0.11	—	14.01	6.17	0.88	0.56	0.56	1.30	255	67
12-31-15	13.96	0.28•	(0.22)	0.06	0.16	0.56	—	0.72	—	13.30	0.23	2.57	0.56	0.56	2.01	41	69
12-31-14	13.22	0.15	0.69	0.84	—	0.10	—	0.10	—	13.96	6.38	8.42	0.56	0.56	1.10	4	136
12-31-13	12.13	0.12	2.04	2.16	0.25	0.84	—	1.09	0.02	13.22	18.57(b)	85.63	0.54	0.54	0.96	4	73
12-31-12	11.06	0.13	1.38	1.51	0.11	0.33	—	0.44	—	12.13	13.60	42.34	0.52	0.52	1.06	4	76
Class T
06-30-17	13.98	0.02•	1.13	1.15	—	—	—	—	—	15.13	8.23	1.03	0.83	0.83	0.22	12	48
12-31-16	13.27	0.19•	0.58	0.77	—	0.06	—	0.06	—	13.98	5.81	1.17	0.86	0.86	1.43	11	67
12-31-15	13.97	0.13	(0.14)	(0.01)	0.13	0.56	—	0.69	—	13.27	(0.26)	2.82	0.86	0.86	0.92	4	69
12-31-14	13.25	0.11	0.71	0.82	—	0.10	—	0.10	—	13.97	6.22	8.67	0.86	0.86	0.80	4	136
12-31-13	12.09	0.08	2.11	2.19	0.21	0.84	—	1.05	0.02	13.25	18.89(b)	85.88	0.84	0.84	0.66	4	73
12-31-12	11.05	0.09	1.38	1.47	0.10	0.33	—	0.43	—	12.09	13.25	42.59	0.82	0.82	0.74	4	76
Voya Solution 2035 Portfolio
Class ADV
06-30-17	10.71	0.02•	0.97	0.99	—	—	—	—	—	11.70	9.24	0.75	0.65	0.65	0.34	260,627	25
12-31-16	11.27	0.12•	0.53	0.65	0.21	1.00	—	1.21	—	10.71	6.00	0.74	0.66	0.66	1.11	262,148	44
12-31-15	13.22	0.11•	(0.13)	(0.02)	0.38	1.55	—	1.93	—	11.27	(0.77)	0.74	0.67	0.67	0.84	303,218	46
12-31-14	13.97	0.12•	0.61	0.73	0.26	1.22	—	1.48	—	13.22	5.38	0.75	0.66	0.66	0.84	361,683	59
12-31-13	11.82	0.11•	2.25	2.36	0.21	—	—	0.21	—	13.97	20.09	0.74	0.63	0.63	0.82	425,221	74
12-31-12	10.48	0.10•	1.45	1.55	0.21	—	—	0.21	—	11.82	14.89	0.70	0.62	0.62	0.86	411,758	58
Class I
06-30-17	10.98	0.05•	1.00	1.05	—	—	—	—	—	12.03	9.56	0.25	0.15	0.15	0.85	244,976	25
12-31-16	11.54	0.19	0.53	0.72	0.28	1.00	—	1.28	—	10.98	6.49	0.24	0.16	0.16	1.67	210,863	44
12-31-15	13.51	0.18•	(0.14)	0.04	0.46	1.55	—	2.01	—	11.54	(0.30)	0.24	0.17	0.17	1.39	218,051	46
12-31-14	14.25	0.20	0.61	0.81	0.33	1.22	—	1.55	—	13.51	5.93	0.25	0.16	0.16	1.40	214,675	59
12-31-13	12.05	0.18•	2.30	2.48	0.28	—	—	0.28	—	14.25	20.72	0.24	0.13	0.13	1.39	208,709	74
12-31-12	10.69	0.16•	1.47	1.63	0.27	—	—	0.27	—	12.05	15.37	0.20	0.12	0.12	1.39	168,154	58
Class S
06-30-17	10.87	0.03•	0.98	1.01	—	—	—	—	—	11.88	9.29	0.50	0.40	0.40	0.59	352,510	25
12-31-16	11.43	0.16•	0.53	0.69	0.25	1.00	—	1.25	—	10.87	6.23	0.49	0.41	0.41	1.41	359,464	44
12-31-15	13.39	0.14•	(0.13)	0.01	0.42	1.55	—	1.97	—	11.43	(0.48)	0.49	0.42	0.42	1.10	383,233	46
12-31-14	14.13	0.16•	0.61	0.77	0.29	1.22	—	1.51	—	13.39	5.68	0.50	0.41	0.41	1.14	432,573	59
12-31-13	11.96	0.14•	2.28	2.42	0.25	—	—	0.25	—	14.13	20.35	0.49	0.38	0.38	1.08	485,103	74
12-31-12	10.61	0.13•	1.46	1.59	0.24	—	—	0.24	—	11.96	15.09	0.45	0.37	0.37	1.15	456,581	58
Class S2
06-30-17	10.49	0.03•	0.94	0.97	—	—	—	—	—	11.46	9.25	0.65	0.55	0.55	0.53	19,898	25
12-31-16	11.07	0.14	0.51	0.65	0.23	1.00	—	1.23	—	10.49	6.09	0.67	0.56	0.56	1.24	20,809	44
12-31-15	13.01	0.11•	(0.11)	0.00*	0.39	1.55	—	1.94	—	11.07	(0.62)	0.74	0.57	0.57	0.90	22,289	46
12-31-14	13.77	0.13•	0.60	0.73	0.27	1.22	—	1.49	—	13.01	5.50	0.75	0.56	0.56	0.95	31,331	59
12-31-13	11.66	0.11•	2.22	2.33	0.22	—	—	0.22	—	13.77	20.17	0.74	0.53	0.53	0.88	34,588	74
12-31-12	10.36	0.12•	1.42	1.54	0.24	—	—	0.24	—	11.66	14.97	0.70	0.52	0.52	1.07	36,830	58
See Accompanying Notes to Financial Statements
34

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2035 Portfolio (continued)
Class T
06-30-17	11.14	0.01•	1.01	1.02	—	—	—	—	—	12.16	9.16	0.95	0.85	0.85	0.14	693	25
12-31-16	11.65	0.09•	0.56	0.65	0.16	1.00	—	1.16	—	11.14	5.73	0.96	0.86	0.86	0.83	624	44
12-31-15	13.50	0.09•	(0.15)	(0.06)	0.24	1.55	—	1.79	—	11.65	(1.00)	0.99	0.87	0.87	0.69	887	46
12-31-14	14.22	0.05•	0.67	0.72	0.22	1.22	—	1.44	—	13.50	5.26	1.00	0.86	0.86	0.32	864	59
12-31-13	12.02	0.06•	2.31	2.37	0.17	—	—	0.17	—	14.22	19.85	0.99	0.83	0.83	0.48	1,898	74
12-31-12	10.63	0.07•	1.47	1.54	0.15	—	—	0.15	—	12.02	14.59	0.95	0.82	0.82	0.61	2,561	58
Voya Solution 2040 Portfolio
Class ADV
06-30-17	14.55	0.02•	1.39	1.41	—	—	—	—	—	15.96	9.69	0.86	0.63	0.63	0.31	7,182	44
12-31-16	13.84	0.19•	0.71	0.90	0.06	0.13	—	0.19	—	14.55	6.48	1.03	0.66	0.66	1.34	4,897	72
12-31-15	14.89	0.25•	(0.26)	(0.01)	0.35	0.69	—	1.04	—	13.84	(0.33)	2.07	0.67	0.67	1.72	2,229	108
12-31-14	14.04	0.18•	0.73	0.91	0.01	0.05	—	0.06	—	14.89	6.51	3.66	0.67	0.67	1.23	701	80
12-31-13	12.45	0.08	2.58	2.66	0.21	0.89	—	1.10	0.03	14.04	22.31(c)	84.89	0.64	0.64	0.63	4	67
12-31-12	11.23	0.08	1.57	1.65	0.09	0.34	—	0.43	—	12.45	14.70	44.95	0.62	0.62	0.63	4	64
Class I
06-30-17	14.86	0.06•	1.42	1.48	—	—	—	—	—	16.34	9.96	0.36	0.13	0.13	0.81	6,001	44
12-31-16	14.07	0.31•	0.68	0.99	0.07	0.13	—	0.20	—	14.86	7.06	0.53	0.16	0.16	2.14	2,887	72
12-31-15	15.08	0.43•	(0.36)	0.07	0.39	0.69	—	1.08	—	14.07	0.22	1.57	0.17	0.17	3.06	487	108
12-31-14	14.14	0.17	0.82	0.99	—	0.05	—	0.05	—	15.08	7.04	3.16	0.17	0.17	1.14	5	80
12-31-13	12.52	0.15	2.60	2.75	0.27	0.89	—	1.16	0.03	14.14	22.99(c)	84.39	0.14	0.14	1.11	4	67
12-31-12	11.24	0.14	1.58	1.72	0.10	0.34	—	0.44	—	12.52	15.34	44.45	0.12	0.12	1.16	4	64
Class S
06-30-17	14.78	0.05•	1.40	1.45	—	—	—	—	—	16.23	9.81	0.61	0.38	0.38	0.64	6,170	44
12-31-16	14.03	0.25•	0.70	0.95	0.07	0.13	—	0.20	—	14.78	6.79	0.78	0.41	0.41	1.75	3,217	72
12-31-15	15.02	0.49•	(0.45)	0.04	0.34	0.69	—	1.03	—	14.03	0.03	1.82	0.42	0.42	3.50	610	108
12-31-14	14.15	0.13	0.79	0.92	—	0.05	—	0.05	—	15.02	6.54	3.41	0.42	0.42	0.90	5	80
12-31-13	12.48	0.11	2.59	2.70	0.17	0.89	—	1.06	0.03	14.15	22.57(c)	84.64	0.39	0.39	0.84	4	67
12-31-12	11.23	0.11	1.58	1.69	0.10	0.34	—	0.44	—	12.48	15.02	44.70	0.37	0.37	0.92	4	64
Class S2
06-30-17	14.62	0.03•	1.39	1.42	—	—	—	—	—	16.04	9.71	0.76	0.53	0.53	0.38	284	44
12-31-16	13.90	0.20•	0.72	0.92	0.07	0.13	—	0.20	—	14.62	6.64	0.96	0.56	0.56	1.41	183	72
12-31-15	14.93	0.22•	(0.23)	(0.01)	0.33	0.69	—	1.02	—	13.90	(0.33)	2.07	0.57	0.57	1.46	9	108
12-31-14	14.05	0.11	0.82	0.93	—	0.05	—	0.05	—	14.93	6.66	3.66	0.57	0.57	0.76	5	80
12-31-13	12.47	0.10	2.56	2.66	0.22	0.89	—	1.11	0.03	14.05	22.30(c)	84.89	0.54	0.54	0.71	4	67
12-31-12	11.23	0.09	1.58	1.67	0.09	0.34	—	0.43	—	12.47	14.91	44.95	0.52	0.52	0.73	4	64
Class T
06-30-17	14.53	0.01•	1.39	1.40	—	—	—	—	—	15.93	9.64	1.06	0.83	0.83	0.08	14	44
12-31-16	13.81	0.17•	0.70	0.87	0.02	0.13	—	0.15	—	14.53	6.27	1.25	0.86	0.86	1.19	12	72
12-31-15	14.85	0.10•	(0.16)	(0.06)	0.29	0.69	—	0.98	—	13.81	(0.66)	2.32	0.87	0.87	0.67	4	108
12-31-14	14.01	0.06	0.83	0.89	—	0.05	—	0.05	—	14.85	6.40	3.91	0.87	0.87	0.45	4	80
12-31-13	12.43	0.06	2.56	2.62	0.18	0.89	—	1.07	0.03	14.01	22.06(c)	85.14	0.84	0.84	0.41	4	67
12-31-12	11.22	0.05	1.58	1.63	0.08	0.34	—	0.42	—	12.43	14.56	45.20	0.82	0.82	0.43	4	64
See Accompanying Notes to Financial Statements
35

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2045 Portfolio
Class ADV
06-30-17	10.63	0.01•	1.03	1.04	—	—	—	—	—	11.67	9.78	0.76	0.67	0.67	0.14	175,046	24
12-31-16	11.15	0.09•	0.56	0.65	0.15	1.02	—	1.17	—	10.63	6.16	0.75	0.68	0.68	0.86	176,397	45
12-31-15	13.60	0.07•	(0.11)	(0.04)	0.38	2.03	—	2.41	—	11.15	(1.15)	0.75	0.69	0.69	0.58	197,360	41
12-31-14	14.55	0.08•	0.73	0.81	0.22	1.54	—	1.76	—	13.60	5.84	0.74	0.68	0.68	0.55	237,641	58
12-31-13	11.98	0.06•	2.69	2.75	0.18	—	—	0.18	—	14.55	23.09	0.74	0.63	0.63	0.49	266,469	72
12-31-12	10.56	0.07•	1.53	1.60	0.18	—	—	0.18	—	11.98	15.23	0.70	0.62	0.62	0.60	239,901	50
Class I
06-30-17	10.92	0.04•	1.06	1.10	—	—	—	—	—	12.02	10.07	0.26	0.17	0.17	0.66	203,842	24
12-31-16	11.44	0.15	0.57	0.72	0.22	1.02	—	1.24	—	10.92	6.63	0.25	0.18	0.18	1.41	171,475	45
12-31-15	13.90	0.15•	(0.12)	0.03	0.46	2.03	—	2.49	—	11.44	(0.59)	0.25	0.19	0.19	1.15	169,325	41
12-31-14	14.84	0.15	0.75	0.90	0.30	1.54	—	1.84	—	13.90	6.34	0.24	0.18	0.18	1.04	161,654	58
12-31-13	12.21	0.14•	2.74	2.88	0.25	—	—	0.25	—	14.84	23.74	0.24	0.13	0.13	1.07	158,048	72
12-31-12	10.76	0.11	1.58	1.69	0.24	—	—	0.24	—	12.21	15.81	0.20	0.12	0.12	1.11	124,166	50
Class S
06-30-17	10.77	0.02•	1.06	1.08	—	—	—	—	—	11.85	10.03	0.51	0.42	0.42	0.40	256,327	24
12-31-16	11.29	0.14	0.55	0.69	0.19	1.02	—	1.21	—	10.77	6.40	0.50	0.43	0.43	1.14	256,935	45
12-31-15	13.76	0.12	(0.14)	(0.02)	0.42	2.03	—	2.45	—	11.29	(0.95)	0.50	0.44	0.44	0.85	270,222	41
12-31-14	14.70	0.12•	0.73	0.85	0.25	1.54	—	1.79	—	13.76	6.10	0.49	0.43	0.43	0.83	301,617	58
12-31-13	12.10	0.10•	2.72	2.82	0.22	—	—	0.22	—	14.70	23.45	0.49	0.38	0.38	0.74	350,686	72
12-31-12	10.67	0.11	1.53	1.64	0.21	—	—	0.21	—	12.10	15.47	0.45	0.37	0.37	0.91	313,757	50
Class S2
06-30-17	10.51	0.02•	1.02	1.04	—	—	—	—	—	11.55	9.90	0.66	0.57	0.57	0.30	12,845	24
12-31-16	11.04	0.11	0.55	0.66	0.17	1.02	—	1.19	—	10.51	6.28	0.68	0.58	0.58	0.96	12,687	45
12-31-15	13.49	0.08•	(0.11)	(0.03)	0.39	2.03	—	2.42	—	11.04	(1.07)	0.75	0.59	0.59	0.65	13,402	41
12-31-14	14.45	0.09•	0.72	0.81	0.23	1.54	—	1.77	—	13.49	5.87	0.74	0.58	0.58	0.67	19,353	58
12-31-13	11.89	0.07•	2.68	2.75	0.19	—	—	0.19	—	14.45	23.26	0.74	0.53	0.53	0.52	19,968	72
12-31-12	10.49	0.09•	1.51	1.60	0.20	—	—	0.20	—	11.89	15.37	0.70	0.52	0.52	0.76	22,458	50
Class T
06-30-17	10.95	(0.00)*•	1.06	1.06	—	—	—	—	—	12.01	9.68	0.96	0.87	0.87	(0.05)	472	24
12-31-16	11.46	0.07	0.58	0.65	0.14	1.02	—	1.16	—	10.95	5.94	0.97	0.88	0.88	0.70	418	45
12-31-15	13.77	0.06•	(0.13)	(0.07)	0.21	2.03	—	2.24	—	11.46	(1.31)	1.00	0.89	0.89	0.44	393	41
12-31-14	14.73	(0.00)*•	0.78	0.78	0.20	1.54	—	1.74	—	13.77	5.53	0.99	0.88	0.88	(0.00)*	376	58
12-31-13	12.10	0.04•	2.72	2.76	0.13	—	—	0.13	—	14.73	22.93	0.99	0.83	0.83	0.27	1,068	72
12-31-12	10.63	0.02•	1.57	1.59	0.12	—	—	0.12	—	12.10	14.98	0.95	0.82	0.82	0.21	936	50
Voya Solution 2050 Portfolio
Class ADV
06-30-17	14.57	0.02•	1.43	1.45	—	—	—	—	—	16.02	9.95	0.99	0.66	0.66	0.27	4,851	34
12-31-16	13.86	0.18•	0.68	0.86	0.04	0.11	—	0.15	—	14.57	6.27	1.22	0.68	0.68	1.26	3,184	70
12-31-15	14.95	0.18•	(0.19)	(0.01)	0.35	0.73	—	1.08	—	13.86	(0.33)	3.24	0.69	0.69	1.22	960	67
12-31-14	14.16	0.17•	0.74	0.91	0.01	0.11	—	0.12	—	14.95	6.49	6.49	0.68	0.68	1.15	355	51
12-31-13	12.44	0.06	2.70	2.76	0.19	0.88	—	1.07	0.03	14.16	23.18(d)	84.37	0.64	0.64	0.48	4	65
12-31-12	11.23	0.07	1.59	1.66	0.09	0.36	—	0.45	—	12.44	14.78	41.76	0.62	0.62	0.56	4	59
See Accompanying Notes to Financial Statements
36

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2050 Portfolio (continued)
Class I
06-30-17	14.91	0.06•	1.47	1.53	—	—	—	—	—	16.44	10.26	0.49	0.16	0.16	0.78	4,006	34
12-31-16	14.13	0.28•	0.67	0.95	0.06	0.11	—	0.17	—	14.91	6.75	0.72	0.18	0.18	1.92	1,452	70
12-31-15	15.15	0.53•	(0.43)	0.10	0.39	0.73	—	1.12	—	14.13	0.38	2.74	0.19	0.19	3.80	387	67
12-31-14	14.26	0.14	0.86	1.00	—	0.11	—	0.11	—	15.15	7.04	5.99	0.18	0.18	0.97	5	51
12-31-13	12.51	0.13	2.73	2.86	0.26	0.88	—	1.14	0.03	14.26	23.84(d)	84.87	0.14	0.14	0.98	4	65
12-31-12	11.24	0.13	1.60	1.73	0.10	0.36	—	0.46	—	12.51	15.42	41.26	0.12	0.12	1.09	4	59
Class S
06-30-17	14.81	0.04•	1.46	1.50	—	—	—	—	—	16.31	10.13	0.74	0.41	0.41	0.49	3,135	34
12-31-16	14.06	0.24•	0.68	0.92	0.06	0.11	—	0.17	—	14.81	6.56	0.97	0.43	0.43	1.71	1,996	70
12-31-15	15.09	0.38•	(0.34)	0.04	0.34	0.73	—	1.07	—	14.06	0.00	2.99	0.44	0.44	2.70	317	67
12-31-14	14.25	0.13	0.82	0.95	—	0.11	—	0.11	—	15.09	6.69	6.24	0.43	0.43	0.87	5	51
12-31-13	12.46	0.09	2.71	2.80	0.16	0.88	—	1.04	0.03	14.25	23.37(d)	84.12	0.39	0.39	0.66	4	65
12-31-12	11.23	0.10	1.59	1.69	0.10	0.36	—	0.46	—	12.46	15.01	41.51	0.37	0.37	0.84	4	59
Class S2
06-30-17	14.64	0.03•	1.44	1.47	—	—	—	—	—	16.11	10.04	0.89	0.56	0.56	0.32	230	34
12-31-16	13.93	0.20•	0.67	0.87	0.05	0.11	—	0.16	—	14.64	6.32	1.15	0.58	0.58	1.44	142	70
12-31-15	14.97	0.13•	(0.11)	0.02	0.33	0.73	—	1.06	—	13.93	(0.17)	3.24	0.59	0.59	0.89	9	67
12-31-14	14.15	0.08	0.85	0.93	—	0.11	—	0.11	—	14.97	6.59	6.49	0.58	0.58	0.58	5	51
12-31-13	12.45	0.08	2.68	2.76	0.21	0.88	—	1.09	0.03	14.15	23.09(d)	84.37	0.54	0.54	0.58	4	65
12-31-12	11.23	0.08	1.59	1.67	0.09	0.36	—	0.45	—	12.45	14.90	41.76	0.52	0.52	0.66	4	59
Class T
06-30-17	14.60	0.00*	1.45	1.45	—	—	—	—	—	16.05	9.93	1.19	0.86	0.86	0.01	11	34
12-31-16	13.88	0.13•	0.70	0.83	—	0.11	—	0.11	—	14.60	6.02	1.44	0.88	0.88	0.96	10	70
12-31-15	14.95	0.08	(0.13)	(0.05)	0.29	0.73	—	1.02	—	13.88	(0.60)	3.49	0.89	0.89	0.51	4	67
12-31-14	14.17	0.04	0.85	0.89	—	0.11	—	0.11	—	14.95	6.30	6.74	0.88	0.88	0.28	5	51
12-31-13	12.42	0.04	2.73	2.77	0.17	0.88	—	1.05	0.03	14.17	23.28(d)	84.62	0.84	0.84	0.26	4	65
12-31-12	11.22	0.04	1.60	1.64	0.08	0.36	—	0.44	—	12.42	14.65	42.01	0.82	0.82	0.36	4	59
Voya Solution 2055 Portfolio
Class ADV
06-30-17	12.27	0.01•	1.23	1.24	—	—	—	—	—	13.51	10.11	0.76	0.67	0.67	0.08	45,002	25
12-31-16	12.52	0.11	0.64	0.75	0.15	0.85	—	1.00	—	12.27	6.13	0.76	0.69	0.69	0.88	42,793	58
12-31-15	14.27	0.08•	(0.17)	(0.09)	0.32	1.34	—	1.66	—	12.52	(1.15)	0.76	0.70	0.70	0.61	41,770	41
12-31-14	14.46	0.09•	0.76	0.85	0.18	0.86	—	1.04	—	14.27	6.03	0.77	0.68	0.68	0.60	38,558	72
12-31-13	12.05	0.08•	2.69	2.77	0.14	0.22	—	0.36	—	14.46	23.19	0.76	0.63	0.63	0.61	34,195	73
12-31-12	10.66	0.09•	1.52	1.61	0.10	0.12	—	0.22	—	12.05	15.27	0.72	0.62	0.62	0.78	19,927	55
Class I
06-30-17	12.51	0.04•	1.24	1.28	—	—	—	—	—	13.79	10.23	0.26	0.17	0.17	0.60	58,441	25
12-31-16	12.74	0.18•	0.65	0.83	0.21	0.85	—	1.06	—	12.51	6.72	0.26	0.19	0.19	1.46	44,519	58
12-31-15	14.49	0.17•	(0.19)	(0.02)	0.39	1.34	—	1.73	—	12.74	(0.67)	0.26	0.20	0.20	1.22	36,692	41
12-31-14	14.65	0.17•	0.76	0.93	0.23	0.86	—	1.09	—	14.49	6.56	0.27	0.18	0.18	1.15	24,787	72
12-31-13	12.17	0.17•	2.71	2.88	0.18	0.22	—	0.40	—	14.65	23.89	0.26	0.13	0.13	1.24	16,948	73
12-31-12	10.74	0.14•	1.54	1.68	0.13	0.12	—	0.25	—	12.17	15.80	0.22	0.12	0.12	1.21	8,034	55
See Accompanying Notes to Financial Statements
37

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Solution 2055 Portfolio (continued)
Class S
06-30-17	12.38	0.02•	1.23	1.25	—	—	—	—	—	13.63	10.10	0.51	0.42	0.42	0.33	53,132	25
12-31-16	12.62	0.13	0.66	0.79	0.18	0.85	—	1.03	—	12.38	6.44	0.51	0.44	0.44	1.16	51,294	58
12-31-15	14.37	0.12•	(0.17)	(0.05)	0.36	1.34	—	1.70	—	12.62	(0.87)	0.51	0.45	0.45	0.86	46,913	41
12-31-14	14.55	0.14•	0.74	0.88	0.20	0.86	—	1.06	—	14.37	6.25	0.52	0.43	0.43	0.93	43,206	72
12-31-13	12.11	0.12•	2.70	2.82	0.16	0.22	—	0.38	—	14.55	23.52	0.51	0.38	0.38	0.90	37,658	73
12-31-12	10.70	0.13•	1.52	1.65	0.12	0.12	—	0.24	—	12.11	15.53	0.47	0.37	0.37	1.14	22,055	55
Class S2
06-30-17	12.31	0.02•	1.22	1.24	—	—	—	—	—	13.55	10.07	0.66	0.57	0.57	0.24	3,150	25
12-31-16	12.56	0.11	0.65	0.76	0.16	0.85	—	1.01	—	12.31	6.24	0.69	0.59	0.59	0.93	2,996	58
12-31-15	14.31	0.10	(0.17)	(0.07)	0.34	1.34	—	1.68	—	12.56	(1.04)	0.76	0.60	0.60	0.71	3,014	41
12-31-14	14.50	0.11•	0.75	0.86	0.19	0.86	—	1.05	—	14.31	6.12	0.77	0.58	0.58	0.78	3,071	72
12-31-13	12.07	0.10•	2.69	2.79	0.14	0.22	—	0.36	—	14.50	23.36	0.76	0.53	0.53	0.72	2,250	73
12-31-12	10.68	0.10•	1.52	1.62	0.11	0.12	—	0.23	—	12.07	15.30	0.72	0.52	0.52	0.90	1,294	55
Class T
06-30-17	12.50	(0.01)•	1.25	1.24	—	—	—	—	—	13.74	9.92	0.96	0.87	0.87	(0.15)	25	25
12-31-16	12.78	0.12•	0.62	0.74	0.17	0.85	—	1.02	—	12.50	5.96	0.98	0.89	0.89	0.96	25	58
12-31-15	14.25	0.08•	(0.21)	(0.13)	—	1.34	—	1.34	—	12.78	(1.36)	1.01	0.90	0.90	0.56	9	41
12-31-14	14.44	(0.06)•	0.90	0.84	0.17	0.86	—	1.03	—	14.25	6.00	1.02	0.88	0.88	(0.40)	5	72
12-31-13	12.06	0.14•	2.61	2.75	0.15	0.22	—	0.37	—	14.44	23.00	1.01	0.83	0.83	1.02	68	73
12-31-12	10.65	0.06•	1.52	1.58	0.05	0.12	—	0.17	—	12.06	14.95	0.97	0.82	0.82	0.54	12	55
Voya Solution 2060 Portfolio
Class ADV
06-30-17	10.42	0.01•	1.04	1.05	—	—	—	—	—	11.47	10.08	1.20	0.68	0.68	0.13	1,794	42
12-31-16	9.89	0.15•	0.48	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.97	0.69	0.69	1.50	1,395	82
02-09-15(5) - 12-31-15	10.00	0.25•	(0.36)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.70	0.70	2.85	191	78
Class I
06-30-17	10.49	0.04•	1.05	1.09	—	—	—	—	—	11.58	10.39	0.70	0.18	0.18	0.77	1,394	42
12-31-16	9.92	0.16•	0.51	0.67	0.04	0.06	—	0.10	—	10.49	6.73	1.47	0.19	0.19	1.56	606	82
02-09-15(5) - 12-31-15	10.00	0.27•	(0.35)	(0.08)	—	—	—	—	—	9.92	(0.80)	18.56	0.20	0.20	3.11	317	78
Class S
06-30-17	10.41	0.03•	1.04	1.07	—	—	—	—	—	11.48	10.28	0.95	0.43	0.43	0.49	2,197	42
12-31-16	9.86	0.17•	0.48	0.65	0.04	0.06	—	0.10	—	10.41	6.56	1.72	0.44	0.44	1.68	836	82
02-09-15(5) - 12-31-15	10.00	0.27•	(0.41)	(0.14)	—	—	—	—	—	9.86	(1.40)	18.81	0.45	0.45	3.06	140	78
Class S2
06-30-17	10.42	0.02•	1.04	1.06	—	—	—	—	—	11.48	10.17	1.10	0.58	0.58	0.41	83	42
12-31-16	9.89	0.09•	0.54	0.63	0.04	0.06	—	0.10	—	10.42	6.34	1.90	0.59	0.59	0.92	32	82
02-09-15(5) - 12-31-15	10.00	0.24•	(0.35)	(0.11)	—	—	—	—	—	9.89	(1.10)	19.06	0.60	0.60	2.66	26	78
Class T
06-30-17	10.35	(0.00) *	1.04	1.04	—	—	—	—	—	11.39	10.05	1.40	0.88	0.88	(0.05)	3	42
12-31-16	9.86	0.07	0.51	0.58	0.03	0.06	—	0.09	—	10.35	5.91	2.19	0.89	0.89	0.67	3	82
02-09-15(5) - 12-31-15	10.00	0.05	(0.19)	(0.14)	—	—	—	—	—	9.86	(1.40)	19.31	0.90	0.90	0.58	3	78
See Accompanying Notes to Financial Statements
38

Financial Highlights (Unaudited) (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2020 Portfolio $22 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 12.88%, 13.71%, 13.33%, 13.25% and 13.15% on Classes ADV, I, S, S2 and T, respectively.

(b)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2030 Portfolio $33 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 18.46%, 19,19%, 18.72%, 18.37% and 18.69% on Classes ADV, I, S, S2 and T, respectively.

(c)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2040 Portfolio $39 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 22.09%, 22.76%, 22.35%, 22.07% and 21.84% on Classes ADV, I, S, S2 and T, respectively.

(d)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Solution 2050 Portfolio $40 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 22.95%, 23.61%, 23.14%, 22.86% and 23.05% on Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The fifteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution Moderately Conservative Portfolio (“Solution Moderately Conservative”), Voya Solution 2020 Portfolio (“Solution 2020”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”) and Voya Solution 2060 Portfolio (“Solution 2060”). Each Portfolio is a diversified series of the Company.
Solution 2020, Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055 and Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Prior to May 1, 2017, Directed Services LLC, a Delaware limited liability company, served as the investment adviser to the Portfolios. There were no changes to the services provided or the fees charged to the Portfolios upon the replacement of Directed Services LLC with Voya Investments. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2017, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Certain Portfolios also purchased and sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2017, the following Portfolios had average notional values on futures contracts purchased and sold as of June 30, 2017. Please refer to the tables following each respective Portfolio of Investments for open futures contracts purchased and sold for Solution Balanced, Solution Income, Solution
Moderately Aggressive, Solution Moderately Conservative, Solution 2025, Solution 2035, Solution 2045 and Solution 2055. There were no open futures contracts purchased or sold for remaining Portfolios at June 30, 2017.
	Purchased	Sold
Solution Balanced	$750,908	$774,453
Solution Income	7,098,800	7,258,803
Solution Moderately Aggressive	10,576,259	10,649,970
Solution Moderately Conservative	509,057	415,945
Solution 2025	13,725,929	13,923,178
Solution 2035	13,260,500	13,387,730
Solution 2045	9,702,865	9,757,558
Solution 2055	2,297,672	2,320,273
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2017, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Solution Aggressive	$5,296,781	$3,173,656
Solution Balanced	20,994,687	16,810,709
Solution Conservative	6,927,407	7,387,344
Solution Income	133,834,109	180,632,106
Solution Moderately Aggressive	158,216,233	204,741,226
Solution Moderately Conservative	11,130,996	15,113,969
Solution 2020	16,288,045	12,754,655
Solution 2025	311,701,898	365,124,898
Solution 2030	15,548,896	9,237,381
Solution 2035	221,911,797	274,550,901
Solution 2040	14,423,136	7,449,068
Solution 2045	152,052,813	181,385,745
Solution 2050	7,850,858	3,240,232
Solution 2055	42,202,906	38,449,127
Solution 2060	4,081,125	1,863,511
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency,

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV, S2 and T of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% and 0.45% of each Portfolio’s average daily net assets attributable to its Class S2 and Class T shares, respectively.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Solution Aggressive	7.82%
	Solution Balanced	8.20
	Solution Conservative	10.37
	Solution Income	36.34
	Solution Moderately Conservative	6.21
	Solution 2020	22.51
	Solution 2025	32.73
	Solution 2030	22.72
	Solution 2035	32.50
	Solution 2040	18.63
	Solution 2045	30.66
	Solution 2050	19.53
	Solution 2055	32.51
	Solution 2060	16.87
Voya Insurance and Annuity Company	Solution Moderately Aggressive	91.62
Voya Retirement Insurance and Annuity Company	Solution Aggressive	92.11
	Solution Balanced	91.80
	Solution Conservative	89.61
	Solution Income	58.27
	Solution Moderately Conservative	93.78
	Solution 2020	77.48
	Solution 2025	64.37
	Solution 2030	76.91
	Solution 2035	65.67
	Solution 2040	81.35
	Solution 2045	67.89
	Solution 2050	80.43
	Solution 2055	67.43
	Solution 2060	83.06
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:
Portfolio(1)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution Aggressive	1.39%	0.89%	0.89%	1.14%	1.29%	N/A
Solution Balanced	1.30%	0.80%	0.80%	1.05%	1.20%	N/A
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%	N/A
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%	1.38%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%	N/A
Solution Moderately Conservative	1.24%	0.74%	0.74%	0.99%	1.14%	N/A
Solution 2020	1.22%	0.72%	N/A	0.97%	1.12%	1.42%
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%	1.48%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%	1.49%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%	1.56%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%	1.57%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Prior to January 1, 2017, the expense limits were:
Portfolio(2)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution 2020	1.26%	0.76%	N/A	1.01%	1.16%	1.46%
Solution 2025	1.30%	0.80%	N/A	1.05%	1.20%	1.50%
Solution 2030	1.33%	0.83%	N/A	1.08%	1.23%	1.53%
Portfolio(2)	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Solution 2035	1.37%	0.87%	N/A	1.12%	1.27%	1.57%
Solution 2040	1.38%	0.88%	N/A	1.13%	1.28%	1.58%
Solution 2045	1.39%	0.89%	N/A	1.14%	1.29%	1.59%
Solution 2050	1.39%	0.89%	N/A	1.14%	1.29%	1.59%
Solution 2055	1.39%	0.89%	N/A	1.14%	1.29%	1.59%
Solution 2060	1.39%	0.89%	N/A	1.14%	1.29%	1.59%

(2)
The operating expense limits took into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio was based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2017 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2018	2019	2020	Total
Solution Aggressive	$6,393	$13,587	$27,231	$47,211
Solution Balanced	61,481	66,004	64,135	191,620
Solution Conservative	39,838	34,948	38,455	113,241
Solution Income	207,178	550,313	678,943	1,436,434
Solution Moderately Aggressive	30,534	287,331	305,266	623,131
Solution Moderately Conservative	52,617	53,631	63,019	169,267
Solution 2020	15,220	23,352	46,693	85,265
Solution 2025	1,084,901	936,710	884,246	2,905,857
Solution 2030	15,608	19,161	35,290	70,059
Solution 2035	712,047	750,730	770,232	2,233,009
Solution 2040	12,390	20,590	35,719	68,699
Solution 2045	380,333	348,768	510,904	1,240,005
Solution 2050	13,209	19,144	29,633	61,986
Solution 2055	70,324	79,138	120,365	269,827
Solution 2060	10,564	29,698	23,519	63,781
The Expense Limitation Agreement is contractual through May 1, 2018 for all Portfolios and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT
Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2017:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution 2025	2	$551,000	1.91%
Solution 2035	2	488,000	1.91

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Aggressive
Class ADV
6/30/2017	40,148	—	—	(35,046)	5,102	488,451	—	—	(423,490)	64,961
12/31/2016	71,088	—	13,350	(72,164)	12,274	790,135	—	146,983	(806,792)	130,326
Class I
6/30/2017	7,001	—	—	(2,706)	4,295	86,759	—	—	(33,716)	53,043
12/31/2016	10,057	—	912	(547)	10,422	113,995	—	10,222	(6,309)	117,908
Class R6
6/30/2017	164,961	—	—	(5,382)	159,579	2,058,907	—	—	(64,079)	1,994,828
5/2/2016(1) - 12/31/2016	58,522	—	373	(1,919)	56,976	678,814	—	4,183	(21,908)	661,089
Class S
6/30/2017	75,801	—	—	(83,306)	(7,505)	914,022	—	—	(1,005,100)	(91,078)
12/31/2016	157,521	—	20,859	(43,665)	134,715	1,772,910	—	231,533	(492,326)	1,512,117
Class S2
6/30/2017	11,591	—	—	(4,560)	7,031	139,186	—	—	(54,349)	84,837
12/31/2016	24,769	—	1,605	(3,928)	22,446	274,283	—	17,631	(43,834)	248,080
Solution Balanced
Class ADV
6/30/2017	74,394	—	—	(162,396)	(88,002)	705,362	—	—	(1,522,431)	(817,069)
12/31/2016	191,318	—	206,691	(1,058,045)	(660,036)	1,755,767	—	1,839,547	(9,847,737)	(6,252,423)
Class I
6/30/2017	228,014	—	—	(4,848)	223,166	2,295,668	—	—	(46,756)	2,248,912
12/31/2016	217,306	—	924	(1,608)	216,622	2,020,929	—	8,507	(15,058)	2,014,378
Class R6
6/30/2017	595,560	—	—	(23,176)	572,384	5,883,004	—	—	(227,404)	5,655,600
5/2/2016(1) - 12/31/2016	258,700	—	8,141	(10,066)	256,775	2,459,665	—	74,982	(92,951)	2,441,696
Class S
6/30/2017	140,960	—	—	(462,950)	(321,990)	1,351,307	—	—	(4,385,136)	(3,033,829)
12/31/2016	784,782	—	227,954	(622,570)	390,166	7,217,170	—	2,053,866	(5,826,050)	3,444,986
Class S2
6/30/2017	27,631	—	—	(27,607)	24	263,807	—	—	(262,388)	1,419
12/31/2016	141,831	—	5,386	(26,090)	121,127	1,288,802	—	48,473	(241,690)	1,095,585
47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Conservative
Class ADV
6/30/2017	95,265	—	—	(117,269)	(22,004)	1,034,526	—	—	(1,265,389)	(230,863)
12/31/2016	110,109	—	33,749	(162,455)	(18,597)	1,177,944	—	356,731	(1,740,892)	(206,217)
Class I
6/30/2017	2,024	—	—	(6,096)	(4,072)	22,228	—	—	(67,796)	(45,568)
12/31/2016	9,326	—	103	(519)	8,910	100,105	—	1,096	(5,592)	95,609
Class R6
6/30/2017	130,881	—	—	(4,403)	126,478	1,439,458	—	—	(48,336)	1,391,122
5/2/2016(1) - 12/31/2016	65,603	—	1,537	(289)	66,851	718,269	—	16,423	(3,103)	731,589
Class S
6/30/2017	53,488	—	—	(215,325)	(161,837)	581,887	—	—	(2,347,732)	(1,765,845)
12/31/2016	191,001	—	27,271	(133,859)	84,413	2,045,268	—	289,618	(1,435,029)	899,857
Class S2
6/30/2017	9,975	—	—	(4,727)	5,248	107,535	—	—	(51,378)	56,157
12/31/2016	20,580	—	1,923	(8,826)	13,677	218,102	—	20,300	(92,991)	145,411
Solution Income
Class ADV
6/30/2017	402,007	—	—	(2,450,812)	(2,048,805)	4,590,806	—	—	(27,934,927)	(23,344,121)
12/31/2016	838,417	—	425,305	(5,679,960)	(4,416,238)	9,245,175	—	4,742,151	(62,563,950)	(48,576,624)
Class I
6/30/2017	586,106	—	—	(520,761)	65,345	6,868,738	—	—	(6,110,478)	758,260
12/31/2016	1,339,227	—	201,617	(3,137,728)	(1,596,884)	15,151,519	—	2,296,413	(35,447,069)	(17,999,137)
Class S
6/30/2017	270,711	—	—	(2,373,849)	(2,103,138)	3,153,685	—	—	(27,572,358)	(24,418,673)
12/31/2016	553,161	—	397,199	(4,849,656)	(3,899,296)	6,191,680	—	4,488,343	(54,175,988)	(43,495,965)
Class S2
6/30/2017	32,778	—	—	(201,710)	(168,932)	369,958	—	—	(2,291,279)	(1,921,321)
12/31/2016	155,769	—	26,662	(549,167)	(366,736)	1,700,861	—	293,819	(6,019,372)	(4,024,692)
Class T
6/30/2017	110	—	—	(285)	(175)	1,318	—	—	(3,419)	(2,101)
12/31/2016	7,841	—	181	(62,146)	(54,124)	91,198	—	2,132	(719,828)	(626,498)
Solution Moderately Aggressive
Class ADV
6/30/2017	154,570	—	—	(213,742)	(59,172)	1,888,509	—	—	(2,599,671)	(711,162)
12/31/2016	313,018	—	53,590	(1,041,492)	(674,884)	3,517,103	—	608,784	(11,697,103)	(7,571,216)
Class I
6/30/2017	27,537	—	—	(14,420)	13,117	341,819	—	—	(181,150)	160,669
12/31/2016	56,764	—	10,035	(53,317)	13,482	650,676	—	115,903	(607,100)	159,479
Class R6
6/30/2017	248,108	—	—	(12,400)	235,708	3,100,036	—	—	(157,604)	2,942,432
5/2/2016(1) - 12/31/2016	111,329	—	263	(2,731)	108,861	1,306,234	—	3,040	(31,825)	1,277,449
Class S
6/30/2017	227,527	—	—	(4,322,849)	(4,095,322)	2,788,760	—	—	(53,275,783)	(50,487,023)
12/31/2016	496,010	—	1,631,794	(9,052,219)	(6,924,415)	5,592,080	—	18,667,727	(102,367,614)	(78,107,807)
Class S2
6/30/2017	20,136	—	—	(1,522)	18,614	249,350	—	—	(18,691)	230,659
12/31/2016	30,115	—	2,076	(27,362)	4,829	339,555	—	23,749	(307,295)	56,009
Solution Moderately Conservative
Class ADV
6/30/2017	104,095	—	—	(433,478)	(329,383)	999,623	—	—	(4,102,517)	(3,102,894)
12/31/2016	314,962	—	120,417	(1,288,116)	(852,737)	2,958,639	—	1,103,021	(12,347,311)	(8,285,651)
Class I
6/30/2017	3	—	—	(918)	(915)	36	—	—	(9,276)	(9,240)
12/31/2016	270	—	348	(798)	(180)	2,671	—	3,328	(7,713)	(1,714)
48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution Moderately Conservative (continued)
Class R6
6/30/2017	81,652	—	—	(2,219)	79,433	810,158	—	—	(22,004)	788,154
5/2/2016(1) - 12/31/2016	29,923	—	67	(195)	29,795	287,964	—	640	(1,877)	286,727
Class S
6/30/2017	138,374	—	—	(330,667)	(192,293)	1,342,944	—	—	(3,205,919)	(1,862,975)
12/31/2016	267,868	—	185,343	(303,784)	149,427	2,577,222	—	1,732,956	(2,950,942)	1,359,236
Class S2
6/30/2017	5,025	—	—	(991)	4,034	48,278	—	—	(9,541)	38,737
12/31/2016	21,737	—	7,101	(16,349)	12,489	209,936	—	65,756	(156,976)	118,716
Solution 2020
Class ADV
6/30/2017	299,947	—	—	(148,161)	151,786	3,769,315	—	—	(1,882,153)	1,887,162
12/31/2016	801,007	—	5,784	(297,458)	509,333	9,402,802	—	69,636	(3,551,098)	5,921,340
Class I
6/30/2017	206,832	—	—	(136,625)	70,207	2,644,555	—	—	(1,777,694)	866,861
12/31/2016	572,827	—	2,999	(243,036)	332,790	6,912,370	—	36,706	(2,901,732)	4,047,344
Class S
6/30/2017	168,447	—	—	(122,687)	45,760	2,149,060	—	—	(1,567,220)	581,840
12/31/2016	368,264	—	4,111	(198,513)	173,862	4,408,326	—	50,198	(2,389,852)	2,068,672
Class S2
6/30/2017	19,952	—	—	(13,210)	6,742	255,086	—	—	(172,026)	83,060
12/31/2016	37,380	—	137	(49,568)	(12,051)	451,006	—	1,653	(587,326)	(134,667)
Class T
6/30/2017	36	—	—	(3)	33	447	—	—	(37)	410
12/31/2016	317	—	1	(2)	316	3,731	—	10	(21)	3,720
Solution 2025
Class ADV
6/30/2017	1,086,677	—	—	(3,420,362)	(2,333,685)	12,108,469	—	—	(38,085,261)	(25,976,792)
12/31/2016	1,472,139	—	3,007,965	(8,095,747)	(3,615,643)	16,021,320	—	31,643,796	(87,844,343)	(40,179,227)
Class I
6/30/2017	2,357,163	—	—	(990,106)	1,367,057	27,021,517	—	—	(11,269,211)	15,752,306
12/31/2016	3,616,536	—	2,001,405	(5,789,001)	(171,060)	40,352,865	—	21,555,129	(63,717,960)	(1,809,966)
Class S
6/30/2017	721,335	—	—	(4,343,120)	(3,621,785)	8,144,057	—	—	(49,268,797)	(41,124,740)
12/31/2016	1,675,948	—	3,596,880	(7,440,994)	(2,168,166)	18,501,186	—	38,342,742	(82,053,585)	(25,209,657)
Class S2
6/30/2017	114,200	—	—	(494,767)	(380,567)	1,261,214	—	—	(5,501,322)	(4,240,108)
12/31/2016	274,563	—	248,527	(904,887)	(381,797)	2,959,702	—	2,577,222	(9,685,304)	(4,148,380)
Class T
6/30/2017	727	—	—	(8,319)	(7,592)	8,443	—	—	(96,837)	(88,394)
12/31/2016	2,735	—	6,895	(9,228)	402	30,432	—	75,567	(105,146)	853
Solution 2030
Class ADV
6/30/2017	328,609	—	—	(143,554)	185,055	4,829,191	—	—	(2,109,975)	2,719,216
12/31/2016	442,625	—	2,868	(88,794)	356,699	5,898,535	—	39,204	(1,206,550)	4,731,189
Class I
6/30/2017	166,054	—	—	(29,984)	136,070	2,494,548	—	—	(448,160)	2,046,388
12/31/2016	263,076	—	918	(99,835)	164,159	3,633,035	—	12,801	(1,361,694)	2,284,142
Class S
6/30/2017	177,732	—	—	(76,769)	100,963	2,632,378	—	—	(1,161,001)	1,471,377
12/31/2016	301,171	—	1,831	(74,932)	228,070	4,131,153	—	25,458	(1,036,181)	3,120,430
Class S2
6/30/2017	42,049	—	—	(39,221)	2,828	617,478	—	—	(584,697)	32,781
12/31/2016	36,147	—	234	(21,246)	15,135	493,775	—	3,207	(293,936)	203,046
49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2030 (continued)
Class T
6/30/2017	—	—	—	(5)	(5)	—	—	—	(77)	(77)
12/31/2016	475	—	—*	(4)	471	6,327	—	8	(51)	6,284
Solution 2035
Class ADV
6/30/2017	699,509	—	—	(2,902,724)	(2,203,215)	7,883,949	—	—	(32,784,877)	(24,900,928)
12/31/2016	1,664,992	—	2,799,870	(6,879,600)	(2,414,738)	18,108,474	—	29,342,636	(74,747,008)	(27,295,898)
Class I
6/30/2017	1,922,061	—	—	(755,619)	1,166,442	22,300,257	—	—	(8,773,339)	13,526,918
12/31/2016	3,627,460	—	2,272,327	(5,588,967)	310,820	40,334,615	—	24,382,074	(61,733,997)	2,982,692
Class S
6/30/2017	972,343	—	—	(4,396,018)	(3,423,675)	11,171,156	—	—	(50,507,665)	(39,336,509)
12/31/2016	2,135,744	—	3,601,356	(6,188,718)	(451,618)	23,469,030	—	38,282,413	(68,348,830)	(6,597,387)
Class S2
6/30/2017	164,739	—	—	(413,180)	(248,441)	1,857,966	—	—	(4,633,262)	(2,775,296)
12/31/2016	274,981	—	234,621	(538,586)	(28,984)	2,929,101	—	2,407,216	(5,690,669)	(354,352)
Class T
6/30/2017	1,361	—	—	(392)	969	16,067	—	—	(4,685)	11,382
12/31/2016	3,580	—	5,302	(28,951)	(20,069)	39,813	—	57,898	(335,241)	(237,530)
Solution 2040
Class ADV
6/30/2017	199,486	—	—	(86,052)	113,434	3,075,128	—	—	(1,335,418)	1,739,710
12/31/2016	312,727	—	3,752	(141,023)	175,456	4,342,825	—	53,242	(1,982,272)	2,413,795
Class I
6/30/2017	236,273	—	—	(63,281)	172,992	3,660,051	—	—	(994,320)	2,665,731
12/31/2016	183,107	—	1,494	(24,919)	159,682	2,608,905	—	21,611	(363,209)	2,267,307
Class S
6/30/2017	286,456	—	—	(123,979)	162,477	4,446,962	—	—	(1,994,102)	2,452,860
12/31/2016	213,730	—	2,244	(41,758)	174,216	3,024,568	—	32,309	(592,676)	2,464,201
Class S2
6/30/2017	11,062	—	—	(5,819)	5,243	174,540	—	—	(93,141)	81,399
12/31/2016	24,827	—	159	(13,178)	11,808	345,812	—	2,272	(188,319)	159,765
Class T
6/30/2017	73	—	—	(3)	70	1,125	—	—	(53)	1,072
12/31/2016	498	—	2	(6)	494	6,888	—	30	(93)	6,825
Solution 2045
Class ADV
6/30/2017	660,997	—	—	(2,264,685)	(1,603,688)	7,415,504	—	—	(25,381,095)	(17,965,591)
12/31/2016	1,279,189	—	1,838,736	(4,217,207)	(1,099,282)	13,744,459	—	19,067,689	(45,138,333)	(12,326,185)
Class I
6/30/2017	1,815,206	—	—	(566,064)	1,249,142	21,038,815	—	—	(6,572,963)	14,465,852
12/31/2016	3,458,160	—	1,812,567	(4,371,118)	899,609	37,965,364	—	19,267,588	(47,840,957)	9,391,995
Class S
6/30/2017	832,854	—	—	(3,049,385)	(2,216,531)	9,531,438	—	—	(34,863,391)	(25,331,953)
12/31/2016	1,842,368	—	2,569,842	(4,486,162)	(73,952)	19,982,189	—	26,983,344	(48,706,800)	(1,741,267)
Class S2
6/30/2017	83,657	—	—	(178,750)	(95,093)	926,843	—	—	(2,023,290)	(1,096,447)
12/31/2016	237,021	—	139,842	(383,030)	(6,167)	2,524,988	—	1,433,379	(4,045,609)	(87,242)
Class T
6/30/2017	1,248	—	—	(135)	1,113	14,500	—	—	(1,560)	12,940
12/31/2016	4,049	—	3,629	(3,827)	3,851	43,683	—	38,795	(42,747)	39,731
Solution 2050
Class ADV
6/30/2017	134,713	—	—	(50,489)	84,224	2,079,901	—	—	(784,237)	1,295,664
12/31/2016	195,180	—	1,949	(47,816)	149,313	2,707,059	—	27,679	(664,751)	2,069,987
50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2050 (continued)
Class I
6/30/2017	158,444	—	—	(12,129)	146,315	2,522,577	—	—	(193,712)	2,328,865
12/31/2016	112,886	—	791	(43,767)	69,910	1,609,179	—	11,478	(627,537)	993,120
Class S
6/30/2017	94,538	—	—	(37,081)	57,457	1,494,216	—	—	(593,829)	900,387
12/31/2016	148,122	—	1,060	(36,987)	112,195	2,095,615	—	15,296	(530,087)	1,580,824
Class S2
6/30/2017	6,162	—	—	(1,633)	4,529	97,705	—	—	(25,210)	72,495
12/31/2016	12,196	—	79	(3,206)	9,069	166,511	—	1,128	(45,435)	122,204
Class T
6/30/2017	—	—	—	(4)	(4)	—	—	—	(68)	(68)
12/31/2016	359	—	1	(3)	357	4,911	—	15	(47)	4,879
Solution 2055
Class ADV
6/30/2017	394,607	—	—	(548,989)	(154,382)	5,125,827	—	—	(7,085,003)	(1,959,176)
12/31/2016	780,954	—	267,961	(897,478)	151,437	9,513,310	—	3,207,494	(11,004,737)	1,716,067
Class I
6/30/2017	829,962	—	—	(153,309)	676,653	11,010,433	—	—	(2,037,458)	8,972,975
12/31/2016	1,528,510	—	288,686	(1,136,841)	680,355	18,921,397	—	3,513,311	(14,137,682)	8,297,026
Class S
6/30/2017	455,835	—	—	(703,523)	(247,688)	5,995,060	—	—	(9,168,562)	(3,173,502)
12/31/2016	955,451	—	318,325	(845,974)	427,802	11,722,491	—	3,835,816	(10,363,508)	5,194,799
Class S2
6/30/2017	53,183	—	—	(64,133)	(10,950)	700,558	—	—	(855,969)	(155,411)
12/31/2016	96,308	—	20,626	(113,535)	3,399	1,175,038	—	247,508	(1,384,825)	37,721
Class T
6/30/2017	70	—	—	(214)	(144)	940	—	—	(2,885)	(1,945)
12/31/2016	1,200	—	99	(23)	1,276	14,505	—	1,208	(279)	15,434
Solution 2060
Class ADV
6/30/2017	83,964	—	—	(61,384)	22,580	927,190	—	—	(682,390)	244,800
12/31/2016	134,992	—	833	(21,262)	114,563	1,351,166	—	8,455	(215,748)	1,143,873
Class I
6/30/2017	80,124	—	—	(17,529)	62,595	895,686	—	—	(194,487)	701,199
12/31/2016	86,877	—	617	(61,632)	25,862	857,791	—	6,292	(629,232)	234,851
Class S
6/30/2017	129,040	—	—	(17,906)	111,134	1,419,485	—	—	(198,792)	1,220,693
12/31/2016	79,155	—	456	(13,566)	66,045	788,824	—	4,628	(136,276)	657,176
Class S2
6/30/2017	8,155	—	—	(3,933)	4,222	90,544	—	—	(45,232)	45,312
12/31/2016	4,970	—	44	(4,560)	454	49,211	—	448	(46,071)	3,588
Class T
6/30/2017	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12/31/2016	—	—	3	—	3	—	—	27	—	27

(1)
Commencement of operations

*
Share amount is less than 0.500 per share or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/
tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign

51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2017. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2016 was as follows:
	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$79,752	$330,800
Solution Balanced	970,476	3,054,899
Solution Conservative	304,770	379,565
Solution Income	5,721,757	6,101,101
Solution Moderately Aggressive	8,503,212	10,915,991
Solution Moderately Conservative	808,032	2,097,669
Solution 2020	81,257	76,964
Solution 2025	19,436,362	74,758,095
Solution 2030	39,434	41,295
Solution 2035	18,503,313	75,968,924
Solution 2040	39,261	70,306
Solution 2045	10,377,141	56,413,654
Solution 2050	19,203	36,477
Solution 2055	1,888,143	8,917,193
Solution 2060	11,188	8,662
The tax-basis components of distributable earnings as of December 31, 2016 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Solution Aggressive	$65,177	$150,623	$(430,011)	$—	—
Solution Balanced	810,360	934,614	(2,068,368)	—	—
Solution Conservative	341,318	97,474	(702,728)	—	—
Solution Income	9,885,381	1,397,734	(21,525,554)	—	—
Solution Moderately Aggressive	9,743,248	7,846,351	(30,340,749)	—	—
Solution Moderately Conservative	692,986	—	(1,653,970)	(59,625)	None
Solution 2020	480,935	422,653	(83,088)	—	—
Solution 2025	17,209,520	24,780,546	(47,219,839)	—	—
Solution 2030	280,113	305,497	33,870	—	—
Solution 2035	13,807,818	22,975,987	(40,239,599)	—	—
Solution 2040	199,443	277,865	38,766	—	—
Solution 2045	7,142,084	17,575,061	(25,209,018)	—	—
Solution 2050	108,847	158,946	52,438	—	—
Solution 2055	1,562,221	3,304,219	(7,430,920)	—	—
Solution 2060	61,974	69,843	30,947	—	—
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2017, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.0464	$—	$0.1671	August 7, 2017	August 3, 2017
Class I	$0.0973	$—	$0.1671	August 7, 2017	August 3, 2017
Class R6	$0.0974	$—	$0.1671	August 7, 2017	August 3, 2017
Class S	$0.0717	$—	$0.1671	August 7, 2017	August 3, 2017
Class S2	$0.0717	$—	$0.1671	August 7, 2017	August 3, 2017
Solution Balanced
Class ADV	$0.1132	$—	$0.1621	August 7, 2017	August 3, 2017
Class I	$0.1697	$—	$0.1621	August 7, 2017	August 3, 2017
Class R6	$0.1697	$—	$0.1621	August 7, 2017	August 3, 2017
Class S	$0.1459	$—	$0.1621	August 7, 2017	August 3, 2017
Class S2	$0.1518	$—	$0.1621	August 7, 2017	August 3, 2017
52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution Conservative
Class ADV	$0.2165	$—	$0.0659	August 7, 2017	August 3, 2017
Class I	$0.2720	$—	$0.0659	August 7, 2017	August 3, 2017
Class R6	$0.2720	$—	$0.0659	August 7, 2017	August 3, 2017
Class S	$0.2357	$—	$0.0659	August 7, 2017	August 3, 2017
Class S2	$0.2397	$—	$0.0659	August 7, 2017	August 3, 2017
Solution Income
Class ADV	$0.2321	$—	$0.0365	August 7, 2017	August 3, 2017
Class I	$0.3020	$—	$0.0365	August 7, 2017	August 3, 2017
Class S	$0.2654	$—	$0.0365	August 7, 2017	August 3, 2017
Class S2	$0.2395	$—	$0.0365	August 7, 2017	August 3, 2017
Class T	$0.1259	$—	$0.0365	August 7, 2017	August 3, 2017
Solution Moderately Aggressive
Class ADV	$0.1462	$—	$0.1433	August 7, 2017	August 3, 2017
Class I	$0.2114	$—	$0.1433	August 7, 2017	August 3, 2017
Class R6	$0.2115	$—	$0.1433	August 7, 2017	August 3, 2017
Class S	$0.1788	$—	$0.1433	August 7, 2017	August 3, 2017
Class S2	$0.1772	$—	$0.1433	August 7, 2017	August 3, 2017
Solution Moderately Conservative
Class ADV	$0.1759	$—	$ —	August 7, 2017	August 3, 2017
Class I	$0.2554	$—	$ —	August 7, 2017	August 3, 2017
Class R6	$0.2499	$—	$ —	August 7, 2017	August 3, 2017
Class S	$0.2239	$—	$ —	August 7, 2017	August 3, 2017
Class S2	$0.2167	$—	$ —	August 7, 2017	August 3, 2017
Solution 2020
Class ADV	$0.1357	$0.0784	$0.1994	August 7, 2017	August 3, 2017
Class I	$0.1718	$0.0784	$0.1994	August 7, 2017	August 3, 2017
Class S	$0.1489	$0.0784	$0.1994	August 7, 2017	August 3, 2017
Class S2	$0.1372	$0.0784	$0.1994	August 7, 2017	August 3, 2017
Class T	$0.1127	$0.0784	$0.1994	August 7, 2017	August 3, 2017
Solution 2025
Class ADV	$0.1945	$—	$0.3208	August 7, 2017	August 3, 2017
Class I	$0.2579	$—	$0.3208	August 7, 2017	August 3, 2017
Class S	$0.2261	$—	$0.3208	August 7, 2017	August 3, 2017
Class S2	$0.1983	$—	$0.3208	August 7, 2017	August 3, 2017
Class T	$0.1656	$—	$0.3208	August 7, 2017	August 3, 2017
Solution 2030
Class ADV	$0.1150	$0.0510	$0.1925	August 7, 2017	August 3, 2017
Class I	$0.1441	$0.0510	$0.1925	August 7, 2017	August 3, 2017
Class S	$0.1278	$0.0510	$0.1925	August 7, 2017	August 3, 2017
Class S2	$0.1002	$0.0510	$0.1925	August 7, 2017	August 3, 2017
Class T	$0.0808	$0.0510	$0.1925	August 7, 2017	August 3, 2017
Solution 2035
Class ADV	$0.1560	$—	$0.3108	August 7, 2017	August 3, 2017
Class I	$0.2191	$—	$0.3108	August 7, 2017	August 3, 2017
Class S	$0.1884	$—	$0.3108	August 7, 2017	August 3, 2017
Class S2	$0.1694	$—	$0.3108	August 7, 2017	August 3, 2017
Class T	$0.1297	$—	$0.3108	August 7, 2017	August 3, 2017
Solution 2040
Class ADV	$0.0828	$0.0544	$0.2212	August 7, 2017	August 3, 2017
Class I	$0.1232	$0.0544	$0.2212	August 7, 2017	August 3, 2017
Class S	$0.1107	$0.0544	$0.2212	August 7, 2017	August 3, 2017
Class S2	$0.1070	$0.0544	$0.2212	August 7, 2017	August 3, 2017
Class T	$0.0638	$0.0544	$0.2212	August 7, 2017	August 3, 2017
53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2045
Class ADV	$0.0990	$—	$0.3234	August 7, 2017	August 3, 2017
Class I	$0.1612	$—	$0.3234	August 7, 2017	August 3, 2017
Class S	$0.1310	$—	$0.3234	August 7, 2017	August 3, 2017
Class S2	$0.1134	$—	$0.3234	August 7, 2017	August 3, 2017
Class T	$0.0914	$—	$0.3234	August 7, 2017	August 3, 2017
Solution 2050
Class ADV	$0.0648	$0.0569	$0.1979	August 7, 2017	August 3, 2017
Class I	$0.0970	$0.0569	$0.1979	August 7, 2017	August 3, 2017
Class S	$0.0828	$0.0569	$0.1979	August 7, 2017	August 3, 2017
Class S2	$0.0740	$0.0569	$0.1979	August 7, 2017	August 3, 2017
Class T	$0.0227	$0.0569	$0.1979	August 7, 2017	August 3, 2017
Solution 2055
Class ADV	$0.0982	$—	$0.2796	August 7, 2017	August 3, 2017
Class I	$0.1608	$—	$0.2796	August 7, 2017	August 3, 2017
Class S	$0.1299	$—	$0.2796	August 7, 2017	August 3, 2017
Class S2	$0.1098	$—	$0.2796	August 7, 2017	August 3, 2017
Class T	$0.0973	$—	$0.2796	August 7, 2017	August 3, 2017
Solution 2060
Class ADV	$0.0405	$0.0695	$0.1341	August 7, 2017	August 3, 2017
Class I	$0.0591	$0.0695	$0.1341	August 7, 2017	August 3, 2017
Class S	$0.0567	$0.0695	$0.1341	August 7, 2017	August 3, 2017
Class S2	$0.0441	$0.0695	$0.1341	August 7, 2017	August 3, 2017
Class T	$—	$0.0695	$0.1341	August 7, 2017	August 3, 2017
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.
54

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.1%
2,355		iShares MSCI Emerging Markets Index Fund	$97,473	0.9
2,192		iShares Russell 1000 Value Index Fund	255,215	2.4
1,452		WisdomTree Europe Hedged Equity Fund	90,503	0.8
		Total Exchange-Traded Funds
		(Cost $436,514)	443,191	4.1
MUTUAL FUNDS: 95.8%
		Affiliated Investment Companies: 94.9%
19,601		Voya Emerging Markets Index Portfolio - Class I	218,353	2.0
12,513		Voya Index Plus LargeCap Portfolio - Class I	321,090	3.0
21,118		Voya Intermediate Bond Fund - Class R6	213,500	2.0
45,445		Voya International Index Portfolio - Class I	448,091	4.2
40,296		Voya Large Cap Growth Portfolio - Class I	798,260	7.4
43,530		Voya Large Cap Value Fund - Class R6	597,673	5.6
38,457	@	Voya MidCap Opportunities Portfolio - Class I	534,166	5.0
43,994		Voya Multi-Manager Emerging Markets Equity Fund - Class I	505,488	4.7
118,655		Voya Multi-Manager International Equity Fund - Class I	1,366,905	12.6
58,325		Voya Multi-Manager International Factors Fund - Class I	599,583	5.6
59,655		Voya Multi-Manager Large Cap Core Portfolio - Class I	971,783	9.0
68,595		Voya Multi-Manager Mid Cap Value Fund - Class I	795,702	7.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
8,574		Voya Russell™ Mid Cap Growth Index Portfolio - Class I	$269,050	2.5
35,850		Voya Small Company Portfolio - Class I	731,701	6.8
32,106		Voya U.S. Stock Index Portfolio - Class I	483,188	4.5
8,749		VY® Clarion Global Real Estate Portfolio - Class I	106,915	1.0
2,846		VY® Clarion Real Estate Portfolio - Class I	106,768	1.0
29,550		VY® Invesco Comstock Portfolio - Class I	534,257	5.0
6,520	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	603,221	5.6
			10,205,694	94.9
		Unaffiliated Investment Companies: 0.9%
20,903	@	Credit Suisse Commodity Return Strategy Found - Class I	100,750	0.9
		Total Mutual Funds (Cost $9,665,675)	10,306,444	95.8
		Total Investments in Securities (Cost $10,102,189)	$10,749,635	99.9
		Assets in Excess of Other Liabilities	12,908	0.1
		Net Assets	$10,762,543	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $10,485,310.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$687,799
Gross Unrealized Depreciation	(423,474)
Net Unrealized Appreciation	$264,325

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$443,191	$—	$—	$443,191
Mutual Funds	10,306,444	—	—	10,306,444
Total Investments, at fair value	$10,749,635	$—	$—	$10,749,635

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Solution Aggressive Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$154,390	$67,700	$(28,771)	$25,034	$218,353	$3,113	$1,024	$—
Voya Index Plus LargeCap Portfolio - Class I	233,563	109,118	(31,834)	10,243	321,090	4,598	3,730	5,268
Voya Intermediate Bond Fund - Class R6	154,647	79,212	(23,381)	3,022	213,500	2,866	(333)	—
Voya International Index Portfolio - Class I	157,616	303,886	(36,806)	23,395	448,091	9,259	(924)	—
Voya Large Cap Growth Portfolio - Class I	652,651	445,444	(397,557)	97,722	798,260	—	(12,935)	—
Voya Large Cap Value Fund - Class R6	449,784	287,175	(149,511)	10,225	597,673	2,696	17,263	—
Voya MidCap Opportunities Portfolio - Class I	421,480	171,247	(127,843)	69,282	534,166	698	(15,425)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	230,418	265,642	(43,704)	53,132	505,488	—	5,947	—
Voya Multi-Manager International Equity Fund - Class I	741,845	622,450	(124,288)	126,898	1,366,905	—	(1,977)	—
Voya Multi-Manager International Factor Fund - Class I	671,275	227,551	(377,018)	77,775	599,583	—	12,387	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	730,705	389,518	(223,280)	74,840	971,783	—	(4,094)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	625,132	259,168	(131,523)	42,925	795,702	—	(12,814)	—
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	191,617	85,901	(26,006)	17,538	269,050	2,226	2,804	—
Voya Small Company Portfolio - Class I	315,274	536,679	(57,369)	(62,883)	731,701	2,205	1,560	67,723
Voya U.S. Stock Index Portfolio - Class I	313,001	188,825	(46,027)	27,389	483,188	—	3,485	—
VY® Clarion Global Real Estate Portfolio - Class I	78,791	35,837	(11,748)	4,035	106,915	—	(224)	—
VY® Clarion Real Estate Portfolio - Class I	79,339	36,642	(10,642)	1,429	106,768	—	882	—
VY® Invesco Comstock Portfolio - Class I	398,261	178,645	(55,669)	13,020	534,257	—	2,467	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	650,125	230,904	(406,088)	128,280	603,221	—	(7,211)	—
	$7,249,914	$4,521,544	$(2,309,065)	$743,301	$10,205,694	$27,661	$(4,388)	$72,991

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.1%
15,048		iShares Russell 1000 Value Index Fund	$1,752,039	3.1
		Total Exchange-Traded Funds (Cost $1,726,950)	1,752,039	3.1
MUTUAL FUNDS: 96.8%
		Affiliated Investment Companies: 95.5%
129,950		Voya Emerging Markets Index Portfolio - Class I	1,447,647	2.5
287,155		Voya Floating Rate Fund - Class I	2,834,219	4.9
280,367		Voya High Yield Bond Fund - Class R6	2,287,794	4.0
564,766		Voya Intermediate Bond Fund - Class R6	5,709,782	10.0
177,335		Voya International Index Portfolio - Class I	1,748,527	3.1
142,892		Voya Large Cap Growth Portfolio - Class I	2,830,682	4.9
225,052		Voya Large Cap Value Fund - Class R6	3,089,965	5.4
164,291	@	Voya MidCap Opportunities Portfolio - Class I	2,282,006	4.0
102,143		Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,173,628	2.0
177,446		Voya Multi-Manager International Equity Fund - Class I	2,044,177	3.6
283,372		Voya Multi-Manager International Factors Fund - Class I	2,913,063	5.1
216,391		Voya Multi-Manager Large Cap Core Portfolio - Class I	3,525,003	6.2
194,181		Voya Multi-Manager Mid Cap Value Fund - Class I	2,252,494	3.9
114,948		Voya Short Term Bond Fund - Class R6	1,132,239	2.0
109,394		Voya Small Company Portfolio - Class I	2,232,732	3.9
240,755		Voya U.S. Bond Index Portfolio - Class I	2,559,226	4.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
114,526		Voya U.S. Stock Index Portfolio - Class I	$1,723,621	3.0
46,711		VY® Clarion Global Real Estate Portfolio - Class I	570,806	1.0
15,183		VY® Clarion Real Estate Portfolio - Class I	569,653	1.0
248,703		VY® Goldman Sachs Bond Portfolio - Class I	2,561,643	4.5
110,449		VY® Invesco Comstock Portfolio - Class I	1,996,916	3.5
206,109		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,736,024	10.0
15,664	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,449,275	2.5
			54,671,122	95.5
		Unaffiliated Investment Companies: 1.3%
157,316	@	Credit Suisse Commodity Return Strategy Fund - Class I	758,264	1.3
		Total Mutual Funds (Cost $53,327,328)	55,429,386	96.8
		Total Investments in Securities (Cost $55,054,278)	$57,181,425	99.9
		Assets in Excess of Other Liabilities	76,629	0.1
		Net Assets	$57,258,054	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $56,192,651.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,384,908
Gross Unrealized Depreciation	(1,396,134)
Net Unrealized Appreciation	$988,774

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,752,039	$—	$—	$1,752,039
Mutual Funds	55,429,386	—	—	55,429,386
Total Investments, at fair value	$57,181,425	$—	$—	$57,181,425
Other Financial Instruments+
Futures	2,338	—	—	2,338
Total Assets	$57,183,763	$—	$—	$57,183,763
Liabilities Table
Other Financial Instruments+
Futures	$(17,912)	$—	$—	$(17,912)
Total Liabilities	$(17,912)	$—	$—	$(17,912)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Solution Balanced Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	13	09/15/17	$509,434	$(17,912)
			$509,434	$(17,912)
Short Contracts
S&P 500 E-Mini	(5)	09/15/17	(605,225)	2,338
			$(605,225)	$2,338

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$1,435,755	$(4,524)	$16,416	$1,447,647	$12,626	$80	$—
Voya Floating Rate Fund - Class I	2,487,620	628,091	(264,433)	(17,059)	2,834,219	52,455	(6,198)	—
Voya Global Bond Fund - Class R6	979,234	119,392	(1,106,818)	8,192	—	17,320	9,687	—
Voya High Yield Bond Fund - Class R6	2,011,630	453,152	(216,349)	39,361	2,287,794	55,030	(9,761)	—
Voya Intermediate Bond Fund - Class R6	2,711,353	3,250,465	(304,395)	52,359	5,709,782	58,059	(2,431)	—
Voya International Index Portfolio - Class I	1,006,367	742,660	(135,743)	135,243	1,748,527	37,444	(12,799)	—
Voya Large Cap Growth Portfolio - Class I	2,449,365	1,490,444	(1,449,459)	340,332	2,830,682	—	(50,260)	—
Voya Large Cap Value Fund - Class R6	2,529,908	748,168	(321,540)	133,429	3,089,965	13,671	13,706	—
Voya MidCap Opportunities Portfolio - Class I	2,199,737	388,781	(640,140)	333,628	2,282,006	3,224	(69,966)	—
See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Solution Balanced Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund - Class I	979,401	181,417	(208,532)	221,342	1,173,628	—	(13,878)	—
Voya Multi-Manager International Equity Fund - Class I	1,744,024	317,480	(286,764)	269,437	2,044,177	—	(30,524)	—
Voya Multi-Manager International Factor Fund - Class I	1,765,168	1,134,494	(265,813)	279,214	2,913,063	—	(11,866)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	2,782,448	1,080,516	(578,629)	240,668	3,525,003	—	17,947	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,246,040	396,031	(541,094)	151,517	2,252,494	—	(52,017)	—
Voya Short Term Bond Fund - Class R6	1,599,515	315,300	(789,109)	6,533	1,132,239	12,856	(3,443)	—
Voya Small Company Portfolio - Class I	1,007,181	1,546,204	(122,002)	(198,651)	2,232,732	6,805	6,191	209,146
Voya U.S. Bond Index Portfolio - Class I	2,459,175	601,851	(532,463)	30,663	2,559,226	27,756	(8,497)	—
Voya U.S. Stock Index Portfolio - Class I	1,499,278	814,587	(697,194)	106,950	1,723,621	—	38,739	—
VY® Clarion Global Real Estate Portfolio - Class I	502,401	100,642	(54,951)	22,714	570,806	—	(1,649)	—
VY® Clarion Real Estate Portfolio - Class I	506,095	110,547	(54,264)	7,275	569,653	—	4,904	—
VY® Goldman Sachs Bond Portfolio - Class I	2,212,708	528,320	(229,853)	50,468	2,561,643	—	2,559	—
VY® Invesco Comstock Portfolio - Class I	1,783,289	373,466	(195,694)	35,855	1,996,916	—	27,891	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,928,596	923,272	(592,243)	476,399	5,736,024	—	(31,818)	—
VY® T. Rowe Price Equity Income Portfolio - Class I	2,006,312	145,573	(2,126,343)	(25,542)	—	—	99,341	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,195,083	304,033	(1,445,099)	395,258	1,449,275	—	(22,869)	—
	$46,591,928	$18,130,641	$(13,163,448)	$3,112,001	$54,671,122	$297,246	$(106,931)	$209,146

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$2,338
Total Asset Derivatives		$2,338
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$17,912
Total Liability Derivatives		$17,912

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(30,087)
Total	$(30,087)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(15,574)
Total	$(15,574)

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.7%
4,233		iShares MSCI Emerging Markets Index Fund	$175,204	1.1
138		iShares Russell 1000 Value Index Fund	16,067	0.1
2,280		SPDR Bloomberg Barclays High Yield Bond ETF	84,816	0.5
2,610		WisdomTree Europe Hedged Equity Fund	162,681	1.0
		Total Exchange-Traded Funds (Cost $432,079)	438,768	2.7
MUTUAL FUNDS: 97.1%
		Affiliated Investment Companies: 95.1%
21,908		Voya Emerging Markets Index Portfolio - Class I	244,060	1.5
115,454		Voya Floating Rate Fund - Class I	1,139,531	7.0
50,668		Voya Global Bond Fund - Class R6	500,602	3.1
130,593		Voya High Yield Bond Fund - Class R6	1,065,636	6.5
161,812		Voya Intermediate Bond Fund - Class R6	1,635,915	10.0
50,272		Voya International Index Portfolio - Class I	495,685	3.0
16,101		Voya Large Cap Growth Portfolio - Class I	318,963	1.9
34,542		Voya Large Cap Value Fund - Class R6	474,259	2.9
23,612	@	Voya MidCap Opportunities Portfolio - Class I	327,969	2.0
27,853		Voya Multi-Manager Mid Cap Value Fund - Class I	323,089	2.0
329,903		Voya Short Term Bond Fund - Class R6	3,249,544	19.8
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
138,228		Voya U.S. Bond Index Portfolio - Class I	$1,469,365	9.0
37,314		Voya U.S. Stock Index Portfolio - Class I	561,574	3.4
84,801		VY® BlackRock Inflation Protected Bond Portfolio - Class I	802,213	4.9
126,962		VY® Goldman Sachs Bond Portfolio - Class I	1,307,710	8.0
59,420		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,653,667	10.1
			15,569,782	95.1
		Unaffiliated Investment Companies: 2.0%
69,369	@	Credit Suisse Commodity Return Strategy Fund - Class I	334,360	2.0
		Total Mutual Funds (Cost $15,700,415)	15,904,142	97.1
		Total Investments in Securities (Cost $16,132,494)	$16,342,910	99.8
		Assets in Excess of Other Liabilities	27,826	0.2
		Net Assets	$16,370,736	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $16,570,740.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$285,287
Gross Unrealized Depreciation	(513,117)
Net Unrealized Depreciation	$(227,830)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$438,768	$—	$—	$438,768
Mutual Funds	15,904,142	—	—	15,904,142
Total Investments, at fair value	$16,342,910	$—	$—	$16,342,910

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Solution Conservative Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$275,177	$(35,928)	$4,811	$244,060	$3,662	$87	$—
Voya Floating Rate Fund - Class I	1,150,426	204,670	(210,749)	(4,816)	1,139,531	23,519	(5,512)	—
Voya Global Bond Fund - Class R6	1,131,841	167,057	(822,985)	24,689	500,602	23,286	1,789	—
Voya High Yield Bond Fund - Class R6	1,245,650	206,895	(407,702)	20,793	1,065,636	31,469	(1,961)	—
Voya Intermediate Bond Fund - Class R6	723,641	1,109,397	(211,288)	14,165	1,635,915	16,560	(117)	—
Voya International Index Portfolio - Class I	498,558	86,594	(154,366)	64,899	495,685	11,176	(7,718)	—
Voya Large Cap Growth Portfolio - Class I	—	327,981	(383)	(8,635)	318,963	—	(6)	—
Voya Large Cap Value Fund - Class R6	167,146	386,887	(77,874)	(1,900)	474,259	894	17,051	—
Voya MidCap Opportunities Portfolio - Class I	322,725	46,076	(89,145)	48,313	327,969	468	(9,376)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	329,673	49,855	(77,188)	20,749	323,089	—	(6,271)	—
Voya Short Term Bond Fund - Class R6	2,275,721	1,466,164	(504,506)	12,165	3,249,544	23,467	(7,596)	—
Voya U.S. Bond Index Portfolio - Class I	1,377,434	335,566	(262,860)	19,225	1,469,365	15,993	(6,442)	—
Voya U.S. Stock Index Portfolio - Class I	495,132	169,800	(137,818)	34,460	561,574	—	10,316	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,297,662	206,469	(702,942)	1,024	802,213	16,004	(4,581)	—
VY® Goldman Sachs Bond Portfolio - Class I	1,878,318	261,786	(858,979)	26,585	1,307,710	—	11,540	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,627,353	228,040	(364,653)	162,927	1,653,667	—	(18,748)	—
VY® T. Rowe Price Equity Income Portfolio - Class I	740,266	169,170	(901,483)	(7,953)	—	—	34,957	—
	$15,261,546	$5,697,584	$(5,820,849)	$431,501	$15,569,782	$166,498	$7,412	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.5%
21,200		iShares Russell 1000 Value Index Fund	$2,468,316	0.5
		Total Exchange-Traded Funds (Cost $2,433,062)	2,468,316	0.5
MUTUAL FUNDS: 99.3%
		Affiliated Investment Companies: 97.8%
411,880		Voya Emerging Markets Index Portfolio - Class I	4,588,341	1.0
2,302,469		Voya Floating Rate Fund - Class I	22,725,366	5.0
1,413,431		Voya Global Bond Fund - Class R6	13,964,703	3.0
1,125,181		Voya High Yield Bond Fund - Class R6	9,181,480	2.0
4,971,265		Voya Intermediate Bond Fund - Class R6	50,259,486	11.0
950,965		Voya International Index Portfolio - Class I	9,376,519	2.0
1,264,769		Voya Large Cap Growth Portfolio - Class I	25,055,071	5.5
1,150,750		Voya Large Cap Value Fund - Class R6	15,799,802	3.4
498,297	@	Voya MidCap Opportunities Portfolio - Class I	6,921,340	1.5
820,546		Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,428,079	2.1
2,279,420		Voya Multi-Manager International Factors Fund - Class I	23,432,441	5.1
692,373		Voya Multi-Manager Large Cap Core Portfolio - Class I	11,278,760	2.5
587,401		Voya Multi-Manager Mid Cap Value Fund - Class I	6,813,847	1.5
4,604,861		Voya Short Term Bond Fund - Class R6	45,357,882	9.9
4,504,410		Voya U.S. Bond Index Portfolio - Class I	47,881,881	10.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,073,960		Voya U.S. Stock Index Portfolio - Class I	$16,163,095	3.5
3,332,050		VY® BlackRock Inflation Protected Bond Portfolio - Class I	31,521,190	6.9
378,564		VY® Clarion Global Real Estate Portfolio - Class I	4,626,054	1.0
121,616		VY® Clarion Real Estate Portfolio - Class I	4,563,041	1.0
4,876,025		VY® Goldman Sachs Bond Portfolio - Class I	50,223,057	10.9
1,410,842		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	39,263,726	8.6
			448,425,161	97.8
		Unaffiliated Investment Companies: 1.5%
1,443,292	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,956,668	1.5
		Total Mutual Funds (Cost $448,605,340)	455,381,829	99.3
		Total Investments in Securities (Cost $451,038,402)	$457,850,145	99.8
		Assets in Excess of Other Liabilities	773,611	0.2
		Net Assets	$458,623,756	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $462,070,554.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$9,342,554
Gross Unrealized Depreciation	(13,562,963)
Net Unrealized Depreciation	$(4,220,409)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,468,316	$—	$—	$2,468,316
Mutual Funds	455,381,829	—	—	455,381,829
Total Investments, at fair value	$457,850,145	$—	$—	$457,850,145

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Other Financial Instruments+
Futures	19,174	—	—	19,174
Total Assets	$457,869,319	$—	$—	$457,869,319
Liabilities Table
Other Financial Instruments+
Futures	$(169,474)	$—	$—	$(169,474)
Total Liabilities	$(169,474)	$—	$—	$(169,474)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	123	09/15/17	$4,820,031	$(169,474)
			$4,820,031	$(169,474)
Short Contracts
S&P 500 E-Mini	(41)	09/15/17	(4,962,845)	19,174
			$(4,962,845)	$19,174

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$—	$4,630,382	$(37,934)	$(4,107)	$4,588,341	$—	$(67)	$—
Voya Floating Rate Fund - Class I	24,412,085	1,225,363	(2,770,753)	(141,329)	22,725,366	487,165	(69,833)	—
Voya Global Bond Fund - Class R6	28,805,185	1,305,170	(17,180,551)	1,034,899	13,964,703	594,802	(347,861)	—
Voya High Yield Bond Fund - Class R6	9,874,208	345,042	(1,223,621)	185,851	9,181,480	255,487	(41,046)	—
Voya Intermediate Bond Fund - Class R6	23,806,889	29,827,562	(3,872,876)	497,911	50,259,486	528,736	(36,399)	—
Voya International Index Portfolio - Class I	9,876,036	302,410	(2,002,444)	1,200,517	9,376,519	227,707	(103,233)	—
Voya Large Cap Growth Portfolio - Class I	9,605,205	16,150,696	(1,859,190)	1,158,360	25,055,071	—	10,148	—
Voya Large Cap Value Fund - Class R6	9,938,244	7,380,705	(2,103,323)	584,176	15,799,802	51,858	101,040	—
Voya MidCap Opportunities Portfolio - Class I	7,189,262	113,219	(1,294,546)	913,405	6,921,340	10,192	(55,686)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	9,418,457	(367,118)	376,740	9,428,079	—	11,401	—
Voya Multi-Manager International Factor Fund - Class I	14,849,746	9,174,177	(3,247,555)	2,656,073	23,432,441	—	(383,151)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	28,697,976	1,123,817	(19,084,450)	541,417	11,278,760	—	1,650,194	—
Voya Multi-Manager Mid Cap Value Fund - Class I	7,347,244	200,905	(1,119,707)	385,405	6,813,847	—	(63,774)	—
Voya Short Term Bond Fund - Class R6	33,789,395	15,850,400	(4,420,160)	138,247	45,357,882	339,786	(71,093)	—
Voya U.S. Bond Index Portfolio - Class I	50,356,648	3,085,249	(6,166,186)	606,170	47,881,881	559,969	(143,329)	—
Voya U.S. Stock Index Portfolio - Class I	4,904,726	16,512,521	(5,544,444)	290,292	16,163,095	—	468,006	—
See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Solution Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® BlackRock Inflation Protected Bond Portfolio - Class I	43,336,196	2,142,888	(15,263,359)	1,305,465	31,521,190	570,576	(1,516,712)	—
VY® Clarion Global Real Estate Portfolio - Class I	4,930,084	144,712	(660,218)	211,476	4,626,054	—	(11,327)	—
VY® Clarion Real Estate Portfolio - Class I	4,968,998	191,309	(560,770)	(36,496)	4,563,041	—	147,788	—
VY® Goldman Sachs Bond Portfolio - Class I	66,488,713	1,577,145	(18,882,031)	1,039,230	50,223,057	—	354,216	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	39,875,740	1,149,963	(5,498,265)	3,736,288	39,263,726	—	(248,755)	—
VY® T. Rowe Price Equity Income Portfolio - Class I	19,696,222	96,940	(19,717,521)	(75,641)	—	—	793,458	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	9,561,638	48,470	(10,579,862)	969,754	—	—	419,634	—
	$452,310,440	$121,997,502	$(143,456,884)	$17,574,103	$448,425,161	$3,626,278	$863,619	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$19,174
Total Asset Derivatives		$19,174
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$169,474
Total Liability Derivatives		$169,474

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(263,365)
Total	$(263,365)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(150,300)
Total	$(150,300)

See Accompanying Notes to Financial Statements
64

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
304,246		iShares Russell 1000 Value Index Fund	$35,423,362	5.0
		Total Exchange-Traded Funds (Cost $33,688,498)	35,423,362	5.0
MUTUAL FUNDS: 94.8%
		Affiliated Investment Companies: 93.3%
2,565,472		Voya Emerging Markets Index Portfolio - Class I	28,579,362	4.1
3,515,640		Voya Floating Rate Fund - Class I	34,699,366	4.9
1,719,368		Voya High Yield Bond Fund - Class R6	14,030,040	2.0
819,590		Voya Index Plus LargeCap Portfolio - Class I	21,030,684	3.0
4,838,629		Voya Intermediate Bond Fund - Class R6	48,918,544	7.0
2,176,867		Voya International Index Portfolio - Class I	21,463,910	3.0
1,931,389		Voya Large Cap Growth Portfolio - Class I	38,260,820	5.4
2,756,563		Voya Large Cap Value Fund - Class R6	37,847,616	5.4
3,020,311	@	Voya MidCap Opportunities Portfolio - Class I	41,952,118	6.0
1,254,450		Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,413,627	2.0
4,665,631		Voya Multi-Manager International Equity Fund - Class I	53,748,069	7.6
4,520,334		Voya Multi-Manager International Factors Fund - Class I	46,469,038	6.6
2,150,950		Voya Multi-Manager Large Cap Core Portfolio - Class I	35,038,982	5.0
3,592,427		Voya Multi-Manager Mid Cap Value Fund - Class I	41,672,156	5.9
2,006,164		Voya Small Company Portfolio - Class I	40,945,799	5.8
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
657,492		Voya U.S. Bond Index Portfolio - Class I	$6,989,141	1.0
1,868,428		Voya U.S. Stock Index Portfolio - Class I	28,119,837	4.0
572,638		VY® Clarion Global Real Estate Portfolio - Class I	6,997,635	1.0
185,958		VY® Clarion Real Estate Portfolio - Class I	6,977,145	1.0
1,546,793		VY® Invesco Comstock Portfolio - Class I	27,966,021	4.0
1,267,879		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	35,285,080	5.0
272,107	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	25,175,340	3.6
			656,580,330	93.3
		Unaffiliated Investment Companies: 1.5%
2,162,260	@	Credit Suisse Commodity Return Strategy Fund - Class I	10,422,093	1.5
		Total Mutual Funds (Cost $640,079,794)	667,002,423	94.8
		Total Investments in Securities (Cost $673,768,292)	$702,425,785	99.8
		Assets in Excess of Other Liabilities	1,298,984	0.2
		Net Assets	$703,724,769	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $684,599,574.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$32,016,602
Gross Unrealized Depreciation	(14,190,391)
Net Unrealized Appreciation	$17,826,211

See Accompanying Notes to Financial Statements
65

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$35,423,362	$—	$—	$35,423,362
Mutual Funds	667,002,423	—	—	667,002,423
Total Investments, at fair value	$702,425,785	$—	$—	$702,425,785
Other Financial Instruments+
Futures	28,060	—	—	28,060
Total Assets	$702,453,845	$—	$—	$702,453,845
Liabilities Table
Other Financial Instruments+
Futures	$(254,900)	$—	$—	$(254,900)
Total Liabilities	$(254,900)	$—	$—	$(254,900)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	185	09/15/17	$7,249,640	$(254,900)
			$7,249,640	$(254,900)
Short Contracts
S&P 500 E-Mini	(60)	09/15/17	(7,262,700)	28,060
			$(7,262,700)	$28,060

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,697,941	$14,163,040	$(1,485,489)	$2,203,870	$28,579,362	$345,456	$125,724	$—
Voya Floating Rate Fund - Class I	20,781,804	15,961,485	(1,818,205)	(225,718)	34,699,366	529,242	(20,601)	—
Voya Global Bond Fund - Class R6	13,630,379	817,095	(14,369,780)	(77,694)	—	243,014	327,699	—
Voya High Yield Bond Fund - Class R6	14,006,352	840,120	(998,275)	181,843	14,030,040	377,879	21,976	—
Voya Index Plus LargeCap Portfolio - Class I	20,761,240	867,788	(1,637,900)	1,039,556	21,030,684	340,014	220,721	389,574
Voya Intermediate Bond Fund - Class R6	35,984,089	15,541,862	(3,188,374)	580,967	48,918,544	658,873	5,996	—
See Accompanying Notes to Financial Statements
66

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Aggressive Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Index Portfolio - Class I	14,011,692	7,030,205	(1,324,711)	1,746,724	21,463,910	512,582	(43,388)	—
Voya Large Cap Growth Portfolio - Class I	37,494,815	14,310,390	(18,022,261)	4,477,876	38,260,820	—	77,355	—
Voya Large Cap Value Fund - Class R6	31,491,888	9,032,527	(4,284,500)	1,607,701	37,847,616	169,796	306,159	—
Voya MidCap Opportunities Portfolio - Class I	47,615,502	277,902	(13,679,503)	7,738,217	41,952,118	70,407	(2,060,696)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,628,443	32,927	(1,926,552)	2,678,809	14,413,627	—	206,310	—
Voya Multi-Manager International Equity Fund - Class I	55,494,611	740,321	(10,484,543)	7,997,680	53,748,069	—	(523,886)	—
Voya Multi-Manager International Factor Fund - Class I	42,131,464	2,517,909	(4,215,995)	6,035,660	46,469,038	—	(217,640)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	34,226,903	3,288,612	(5,285,872)	2,809,339	35,038,982	—	289,026	—
Voya Multi-Manager Mid Cap Value Fund - Class I	48,640,205	655,017	(10,891,639)	3,268,573	41,672,156	—	(1,167,164)	—
Voya Small Company Portfolio - Class I	21,034,727	26,017,320	(2,059,283)	(4,046,965)	40,945,799	139,727	95,737	4,294,380
Voya U.S. Bond Index Portfolio - Class I	13,661,568	948,995	(7,901,059)	279,637	6,989,141	131,319	(164,250)	—
Voya U.S. Stock Index Portfolio - Class I	17,394,306	17,800,388	(8,013,974)	939,117	28,119,837	—	967,877	—
VY® Clarion Global Real Estate Portfolio - Class I	6,994,370	222,609	(520,788)	301,444	6,997,635	—	(10,661)	—
VY® Clarion Real Estate Portfolio - Class I	7,046,351	313,838	(504,991)	121,947	6,977,145	—	38,641	—
VY® Invesco Comstock Portfolio - Class I	28,386,120	1,061,697	(2,299,060)	817,264	27,966,021	—	159,372	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	34,303,039	553,884	(2,660,708)	3,088,865	35,285,080	—	(13,021)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	37,335,214	153,287	(18,372,428)	6,059,267	25,175,340	—	387,324	—
	$609,753,023	$133,149,218	$(135,945,890)	$49,623,979	$656,580,330	$3,518,309	$(991,390)	$4,683,954

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$28,060
Total Asset Derivatives		$28,060
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$254,900
Total Liability Derivatives		$254,900

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(377,064)
Total	$(377,064)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(226,840)
Total	$(226,840)

See Accompanying Notes to Financial Statements
67

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
5,419		iShares Russell 1000 Value Index Fund	$630,934	1.9
		Total Exchange-Traded Funds (Cost $621,923)	630,934	1.9
MUTUAL FUNDS: 98.0%
		Affiliated Investment Companies: 96.0%
105,902		Voya Emerging Markets Index Portfolio - Class I	1,179,747	3.6
232,400		Voya Floating Rate Fund - Class I	2,293,787	6.9
68,282		Voya Global Bond Fund - Class R6	674,622	2.0
244,118		Voya High Yield Bond Fund - Class R6	1,992,004	6.0
326,115		Voya Intermediate Bond Fund - Class R6	3,297,025	10.0
68,716		Voya International Index Portfolio - Class I	677,540	2.0
57,471		Voya Large Cap Growth Portfolio - Class I	1,138,509	3.4
85,766		Voya Large Cap Value Fund - Class R6	1,177,573	3.6
58,951	@	Voya MidCap Opportunities Portfolio - Class I	818,825	2.5
73,717		Voya Multi-Manager International Equity Fund - Class I	849,223	2.6
82,341		Voya Multi-Manager International Factors Fund - Class I	846,469	2.6
69,458		Voya Multi-Manager Mid Cap Value Fund - Class I	805,709	2.4
265,891		Voya Short Term Bond Fund - Class R6	2,619,027	7.9
47,108		Voya Small Company Portfolio - Class I	961,475	2.9
232,775		Voya U.S. Bond Index Portfolio - Class I	2,474,393	7.5
122,424		Voya U.S. Stock Index Portfolio - Class I	1,842,486	5.6
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
137,573		VY® BlackRock Inflation Protected Bond Portfolio - Class I	$1,301,437	3.9
27,108		VY® Clarion Global Real Estate Portfolio - Class I	331,263	1.0
8,806		VY® Clarion Real Estate Portfolio - Class I	330,413	1.0
208,467		VY® Goldman Sachs Bond Portfolio - Class I	2,147,213	6.5
36,612		VY® Invesco Comstock Portfolio - Class I	661,939	2.0
119,794		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,333,860	10.1
			31,754,539	96.0
		Unaffiliated Investment Companies: 2.0%
132,751	@	Credit Suisse Commodity Return Strategy Fund - Class I	639,861	2.0
		Total Mutual Funds (Cost $31,480,676)	32,394,400	98.0
		Total Investments in Securities (Cost $32,102,599)	$33,025,334	99.9
		Assets in Excess of Other Liabilities	47,347	0.1
		Net Assets	$33,072,681	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $33,260,174.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,022,870
Gross Unrealized Depreciation	(1,257,710)
Net Unrealized Depreciation	$(234,840)

See Accompanying Notes to Financial Statements
68

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$630,934	$—	$—	$630,934
Mutual Funds	32,394,400	—	—	32,394,400
Total Investments, at fair value	$33,025,334	$—	$—	$33,025,334
Other Financial Instruments+
Futures	935	—	—	935
Total Assets	$33,026,269	$—	$—	$33,026,269
Liabilities Table
Other Financial Instruments+
Futures	$(12,400)	$—	$—	$(12,400)
Total Liabilities	$(12,400)	$—	$—	$(12,400)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Solution Moderately Conservative Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	9	09/15/17	$352,685	$(12,400)
			$352,685	$(12,400)
Short Contracts
S&P 500 E-Mini	(2)	09/15/17	(242,090)	935
			$(242,090)	$935

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$704,605	$549,907	$(179,351)	$104,586	$1,179,747	$13,307	$5,928	$—
Voya Floating Rate Fund - Class I	2,137,490	601,109	(435,925)	(8,887)	2,293,787	43,823	(10,319)	—
Voya Global Bond Fund - Class R6	1,752,536	173,714	(1,299,507)	47,879	674,622	34,438	(10,202)	—
Voya High Yield Bond Fund - Class R6	2,160,759	225,197	(425,638)	31,686	1,992,004	54,406	(1,431)	—
Voya Intermediate Bond Fund - Class R6	1,032,437	2,509,944	(266,906)	21,550	3,297,025	28,493	1,914	—
Voya International Index Portfolio - Class I	720,428	67,492	(197,762)	87,382	677,540	15,792	(9,900)	—
Voya Large Cap Growth Portfolio - Class I	525,813	712,397	(153,100)	53,399	1,138,509	—	(2,265)	—
See Accompanying Notes to Financial Statements
69

Voya Solution Moderately	PORTFOLIO OF INVESTMENTS
Conservative Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Large Cap Value Fund - Class R6	362,284	912,867	(116,647)	19,069	1,177,573	1,764	17,339	—
Voya MidCap Opportunities Portfolio - Class I	1,311,645	84,514	(776,380)	199,046	818,825	1,732	(53,773)	—
Voya Multi-Manager International Equity Fund - Class I	891,764	64,625	(213,939)	106,773	849,223	—	6,148	—
Voya Multi-Manager International Factor Fund - Class I	902,606	64,625	(232,967)	112,205	846,469	—	1,935	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,339,779	82,782	(701,197)	84,345	805,709	—	(29,269)	—
Voya Short Term Bond Fund - Class R6	3,171,325	349,924	(921,970)	19,748	2,619,027	26,193	(13,875)	—
Voya Small Company Portfolio - Class I	720,942	499,155	(172,731)	(85,891)	961,475	3,202	4,062	98,418
Voya U.S. Bond Index Portfolio - Class I	2,634,775	330,573	(516,027)	25,072	2,474,393	28,570	(3,031)	—
Voya U.S. Stock Index Portfolio - Class I	895,000	1,520,374	(635,961)	63,073	1,842,486	—	39,062	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,406,582	188,722	(282,443)	(11,424)	1,301,437	20,688	(1,705)	—
VY® Clarion Global Real Estate Portfolio - Class I	359,616	32,366	(76,575)	15,856	331,263	—	(2,113)	—
VY® Clarion Real Estate Portfolio - Class I	362,244	38,895	(76,508)	5,782	330,413	—	2,007	—
VY® Goldman Sachs Bond Portfolio - Class I	3,726,858	310,693	(1,931,929)	41,591	2,147,213	—	27,013	—
VY® Invesco Comstock Portfolio - Class I	729,813	71,755	(141,662)	2,033	661,939	—	23,008	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,527,976	258,501	(802,792)	350,175	3,333,860	—	(49,992)	—
VY® T. Rowe Price Equity Income Portfolio - Class I	1,437,718	169,355	(1,596,541)	(10,532)	—	—	61,133	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	523,599	21,788	(565,774)	20,387	—	—	54,084	—
	$33,338,594	$9,841,274	$(12,720,232)	$1,294,903	$31,754,539	$272,408	$55,758	$98,418

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$935
Total Asset Derivatives		$935
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$12,400
Total Liability Derivatives		$12,400

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(18,112)
Total	$(18,112)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(11,465)
Total	$(11,465)

See Accompanying Notes to Financial Statements
70

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.1%
6,916		iShares MSCI Emerging Markets Index Fund	$286,253	1.1
2,389		iShares Russell 1000 Value Index Fund	278,151	1.0
4,265		WisdomTree Europe Hedged Equity Fund	265,838	1.0
		Total Exchange-Traded Funds (Cost $815,834)	830,242	3.1
MUTUAL FUNDS: 96.7%
		Affiliated Investment Companies: 95.2%
136,130		Voya Floating Rate Fund - Class I	1,343,601	4.9
83,530		Voya Global Bond Fund - Class R6	825,281	3.0
66,515		Voya High Yield Bond Fund - Class R6	542,766	2.0
267,166		Voya Intermediate Bond Fund - Class R6	2,701,052	9.9
83,350		Voya International Index Portfolio - Class I	821,827	3.0
67,874		Voya Large Cap Growth Portfolio - Class I	1,344,581	5.0
48,222		Voya Large Cap Value Fund - Class R6	662,087	2.4
29,139	@	Voya MidCap Opportunities Portfolio - Class I	404,741	1.5
59,799		Voya Multi-Manager Emerging Markets Equity Fund - Class I	687,094	2.5
72,397		Voya Multi-Manager International Equity Fund - Class I	834,008	3.1
134,655		Voya Multi-Manager International Factors Fund - Class I	1,384,258	5.1
41,725		Voya Multi-Manager Large Cap Core Portfolio - Class I	679,694	2.5
34,280		Voya Multi-Manager Mid Cap Value Fund - Class I	397,649	1.5
197,378		Voya Short Term Bond Fund - Class R6	1,944,178	7.2
38,761		Voya Small Company Portfolio - Class I	791,112	2.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
73,774		Voya U.S. Bond Index Portfolio - Class I	$784,218	2.9
143,850		Voya U.S. Stock Index Portfolio - Class I	2,164,937	8.0
139,932		VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,323,755	4.9
22,151		VY® Clarion Global Real Estate Portfolio - Class I	270,687	1.0
7,192		VY® Clarion Real Estate Portfolio - Class I	269,830	1.0
179,515		VY® Goldman Sachs Bond Portfolio - Class I	1,849,004	6.8
37,378		VY® Invesco Comstock Portfolio - Class I	675,793	2.5
98,133		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,731,041	10.1
4,536	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	419,646	1.5
			25,852,840	95.2
		Unaffiliated Investment Companies: 1.5%
84,988	@	Credit Suisse Commodity Return Strategy Fund - Class I	409,640	1.5
		Total Mutual Funds (Cost $25,410,039)	26,262,480	96.7
		Total Investments in Securities (Cost $26,225,873)	$27,092,722	99.8
		Assets in Excess of Other Liabilities	61,783	0.2
		Net Assets	$27,154,505	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $26,363,233.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$939,070
Gross Unrealized Depreciation	(209,581)
Net Unrealized Appreciation	$729,489

See Accompanying Notes to Financial Statements
71

PORTFOLIO OF INVESTMENTS
Voya Solution 2020 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$830,242	$—	$—	$830,242
Mutual Funds	26,262,480	—	—	26,262,480
Total Investments, at fair value	$27,092,722	$—	$—	$27,092,722

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,110,510	$439,713	$(189,519)	$(17,103)	$1,343,601	$26,852	$4,946	$—
Voya Global Bond Fund - Class R6	1,312,994	467,357	(994,184)	39,114	825,281	31,968	(1,960)	—
Voya High Yield Bond Fund - Class R6	448,744	164,661	(71,464)	825	542,766	14,069	6,322	—
Voya Intermediate Bond Fund - Class R6	991,201	1,976,757	(288,193)	21,287	2,701,052	26,910	1,938	—
Voya International Index Portfolio - Class I	448,823	471,200	(162,716)	64,520	821,827	20,243	19,377	—
Voya Large Cap Growth Portfolio - Class I	765,781	807,087	(312,314)	84,027	1,344,581	—	17,936	—
Voya Large Cap Value Fund - Class R6	450,982	331,247	(124,415)	4,273	662,087	3,000	26,435	—
Voya MidCap Opportunities Portfolio - Class I	545,865	170,618	(356,077)	44,335	404,741	983	24,457	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	732,008	(71,371)	26,457	687,094	—	1,883	—
Voya Multi-Manager International Equity Fund - Class I	667,223	409,185	(307,778)	65,378	834,008	—	19,846	—
Voya Multi-Manager International Factor Fund - Class I	1,349,208	423,268	(518,410)	130,192	1,384,258	—	69,033	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,333,324	394,439	(1,061,960)	13,891	679,694	—	101,702	—
Voya Multi-Manager Mid Cap Value Fund - Class I	556,412	169,635	(315,860)	(12,538)	397,649	—	37,166	—
Voya Short Term Bond Fund - Class R6	934,435	1,235,810	(228,646)	2,579	1,944,178	12,444	(561)	—
Voya Small Company Portfolio - Class I	448,939	528,050	(96,302)	(89,575)	791,112	2,755	14,965	84,685
Voya U.S. Bond Index Portfolio - Class I	1,331,484	475,334	(1,061,274)	38,674	784,218	14,546	(25,383)	—
Voya U.S. Stock Index Portfolio - Class I	1,006,181	1,728,533	(641,038)	71,261	2,164,937	—	45,490	—
VY® BlackRock Inflation Protected Bond Portfolio - Class I	1,536,704	561,582	(744,806)	(29,725)	1,323,755	22,865	20,535	—
VY® Clarion Global Real Estate Portfolio - Class I	224,349	76,894	(42,097)	11,541	270,687	—	(540)	—
VY® Clarion Real Estate Portfolio - Class I	225,928	82,186	(40,220)	1,936	269,830	—	4,056	—
VY® Goldman Sachs Bond Portfolio - Class I	1,098,811	947,972	(231,765)	33,986	1,849,004	—	1,420	—
VY® Invesco Comstock Portfolio - Class I	680,809	211,634	(189,781)	(26,869)	675,793	—	49,909	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,201,074	724,666	(399,557)	204,858	2,731,041	—	19,755	—
VY® T. Rowe Price Equity Income Portfolio - Class I	447,275	121,870	(562,475)	(6,670)	—	—	24,665	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	762,713	230,569	(635,797)	62,161	419,646	—	78,681	—
	$20,879,769	$13,882,275	$(9,648,019)	$738,815	$25,852,840	$176,635	$562,073	$84,685

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
72

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.3%
75,467		iShares Barclays 20+ Year Treasury Bond Fund	$9,442,431	1.0
100,519		iShares Russell 1000 Value Index Fund	11,703,427	1.3
		Total Exchange-Traded Funds (Cost $20,730,933)	21,145,858	2.3
MUTUAL FUNDS: 97.5%
		Affiliated Investment Companies: 96.0%
2,472,280		Voya Emerging Markets Index Portfolio - Class I	27,541,200	3.0
4,529,758		Voya Floating Rate Fund - Class I	44,708,715	4.9
2,780,147		Voya Global Bond Fund - Class R6	27,467,852	3.0
2,213,511		Voya High Yield Bond Fund - Class R6	18,062,247	2.0
8,675,881		Voya Intermediate Bond Fund - Class R6	87,713,152	9.7
3,741,009		Voya International Index Portfolio - Class I	36,886,348	4.1
2,719,406		Voya Large Cap Growth Portfolio - Class I	53,871,432	5.9
1,914,258		Voya Large Cap Value Fund - Class R6	26,282,764	2.9
1,472,377	@	Voya MidCap Opportunities Portfolio - Class I	20,451,316	2.3
1,615,825		Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,565,830	2.1
3,613,026		Voya Multi-Manager International Equity Fund - Class I	41,622,057	4.6
4,931,249		Voya Multi-Manager International Factors Fund - Class I	50,693,235	5.6
2,194,598		Voya Multi-Manager Large Cap Core Portfolio - Class I	35,750,001	3.9
1,732,453		Voya Multi-Manager Mid Cap Value Fund - Class I	20,096,456	2.2
2,944,394		Voya Short Term Bond Fund - Class R6	29,002,276	3.2
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,285,863		Voya Small Company Portfolio - Class I	$26,244,456	2.9
6,628,649		Voya U.S. Stock Index Portfolio - Class I	99,761,160	11.0
737,135		VY® Clarion Global Real Estate Portfolio - Class I	9,007,788	1.0
239,288		VY® Clarion Real Estate Portfolio - Class I	8,978,092	1.0
5,232,688		VY® Goldman Sachs Bond Portfolio - Class I	53,896,684	5.9
1,491,459		VY® Invesco Comstock Portfolio - Class I	26,965,574	3.0
3,265,515		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	90,879,269	10.0
176,049	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	16,288,082	1.8
			870,735,986	96.0
		Unaffiliated Investment Companies: 1.5%
2,830,953	@	Credit Suisse Commodity Return Strategy Fund - Class I	13,645,196	1.5
		Total Mutual Funds (Cost $851,817,175)	884,381,182	97.5
		Total Investments in Securities (Cost $872,548,108)	$905,527,040	99.8
		Assets in Excess of Other Liabilities	1,519,596	0.2
		Net Assets	$907,046,636	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $890,644,528.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$35,895,684
Gross Unrealized Depreciation	(21,013,172)
Net Unrealized Appreciation	$14,882,512

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,145,858	$—	$—	$21,145,858
Mutual Funds	884,381,182	—	—	884,381,182
Total Investments, at fair value	$905,527,040	$—	$—	$905,527,040
Other Financial Instruments+
Futures	36,945	—	—	36,945
Total Assets	$905,563,985	$—	$—	$905,563,985
Liabilities Table
Other Financial Instruments+
Futures	$(333,436)	$—	$—	$(333,436)
Total Liabilities	$(333,436)	$—	$—	$(333,436)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	242	09/15/17	$9,483,313	$(333,436)
			$9,483,313	$(333,436)
Short Contracts
S&P 500 E-Mini	(79)	09/15/17	(9,562,555)	36,945
			$(9,562,555)	$36,945

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,744,852	$9,972,880	$(2,852,834)	$2,676,302	$27,541,200	$301,950	$127,886	$—
Voya Floating Rate Fund - Class I	44,882,064	4,334,381	(4,208,347)	(299,383)	44,708,715	930,986	(108,769)	—
Voya Global Bond Fund - Class R6	52,960,688	4,157,839	(31,540,473)	1,889,798	27,467,852	1,128,348	(591,557)	—
Voya High Yield Bond Fund - Class R6	18,153,839	1,278,844	(1,715,198)	344,762	18,062,247	488,430	(75,367)	—
Voya Intermediate Bond Fund - Class R6	39,997,229	53,055,278	(6,171,460)	832,105	87,713,152	913,278	(31,570)	—
See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Index Portfolio - Class I	18,158,620	24,417,941	(10,419,134)	4,728,921	36,886,348	895,907	(470,068)	—
Voya Large Cap Growth Portfolio - Class I	35,320,276	19,337,924	(4,944,145)	4,157,377	53,871,432	—	222,594	—
Voya Large Cap Value Fund - Class R6	18,272,247	10,416,697	(3,480,067)	1,073,887	26,282,764	99,681	130,553	—
Voya MidCap Opportunities Portfolio - Class I	30,842,492	1,022,776	(16,084,401)	4,670,449	20,451,316	45,720	(1,131,299)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,825,764	9,053,894	(1,559,401)	2,245,573	18,565,830	—	(2,434)	—
Voya Multi-Manager International Equity Fund - Class I	53,927,891	1,116,806	(19,192,457)	5,769,817	41,622,057	—	178,667	—
Voya Multi-Manager International Factor Fund - Class I	54,607,258	6,909,892	(20,202,226)	9,378,311	50,693,235	—	(3,126,800)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	61,037,724	4,287,482	(31,674,018)	2,098,813	35,750,001	—	2,888,620	—
Voya Multi-Manager Mid Cap Value Fund - Class I	31,519,136	977,056	(15,336,074)	2,936,338	20,096,456	—	(1,629,656)	—
Voya Short Term Bond Fund - Class R6	19,974,891	11,223,998	(2,278,397)	81,784	29,002,276	210,508	(41,543)	—
Voya Small Company Portfolio - Class I	27,265,755	4,063,738	(2,979,671)	(2,105,366)	26,244,456	91,285	70,430	2,805,570
Voya U.S. Bond Index Portfolio - Class I	34,778,247	3,883,093	(39,382,041)	720,701	—	264,845	(458,421)	—
Voya U.S. Stock Index Portfolio - Class I	27,051,477	84,439,861	(14,909,087)	3,178,909	99,761,160	—	866,016	—
VY® Clarion Global Real Estate Portfolio - Class I	9,064,818	420,638	(870,605)	392,937	9,007,788	—	(13,926)	—
VY® Clarion Real Estate Portfolio - Class I	9,136,679	600,496	(721,122)	(37,961)	8,978,092	—	246,474	—
VY® Goldman Sachs Bond Portfolio - Class I	35,454,120	21,481,727	(3,981,670)	942,507	53,896,684	—	82,079	—
VY® Invesco Comstock Portfolio - Class I	36,833,252	883,754	(10,553,019)	(198,413)	26,965,574	—	1,333,590	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	88,866,305	2,681,324	(8,728,542)	8,060,182	90,879,269	—	(108,013)	—
VY® T. Rowe Price Equity Income Portfolio - Class I	18,106,023	334,121	(18,367,276)	(72,868)	—	—	738,934	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	35,159,519	793,958	(26,683,721)	7,018,326	16,288,082	—	(1,225,307)	—
	$827,941,166	$281,146,398	$(298,835,386)	$60,483,808	$870,735,986	$5,370,938	$(2,128,887)	$2,805,570

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$36,945
Total Asset Derivatives		$36,945
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$333,436
Total Liability Derivatives		$333,436

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Solution 2025 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(474,056)
Total	$(474,056)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(296,491)
Total	$(296,491)

See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
1,640		iShares Barclays 20+ Year Treasury Bond Fund	$205,197	0.9
5,004		iShares MSCI Emerging Markets Index Fund	207,116	0.9
4,632		iShares Russell 1000 Value Index Fund	539,304	2.4
3,086		WisdomTree Europe Hedged Equity Fund	192,350	0.8
		Total Exchange-Traded Funds (Cost $1,120,762)	1,143,967	5.0
MUTUAL FUNDS: 94.8%
		Affiliated Investment Companies: 93.4%
41,352		Voya Emerging Markets Index Portfolio - Class I	460,665	2.0
113,325		Voya Floating Rate Fund - Class I	1,118,515	4.9
55,331		Voya High Yield Bond Fund - Class R6	451,503	2.0
26,379		Voya Index Plus LargeCap Portfolio - Class I	676,875	3.0
152,348		Voya Intermediate Bond Fund - Class R6	1,540,238	6.8
95,616		Voya International Index Portfolio - Class I	942,775	4.2
67,904		Voya Large Cap Growth Portfolio - Class I	1,345,176	5.9
50,488		Voya Large Cap Value Fund - Class R6	693,204	3.1
40,477	@	Voya MidCap Opportunities Portfolio - Class I	562,222	2.5
62,438		Voya Multi-Manager Emerging Markets Equity Fund - Class I	717,413	3.2
120,132		Voya Multi-Manager International Equity Fund - Class I	1,383,924	6.1
156,639		Voya Multi-Manager International Factors Fund - Class I	1,610,250	7.1
55,572		Voya Multi-Manager Large Cap Core Portfolio - Class I	905,266	4.0
47,808		Voya Multi-Manager Mid Cap Value Fund - Class I	554,569	2.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
43,095		Voya Small Company Portfolio - Class I	$879,575	3.9
135,897		Voya U.S. Stock Index Portfolio - Class I	2,045,247	9.0
27,654		VY® Clarion Global Real Estate Portfolio - Class I	337,938	1.5
8,988		VY® Clarion Real Estate Portfolio - Class I	337,248	1.5
92,697		VY® Goldman Sachs Bond Portfolio - Class I	954,782	4.2
37,303		VY® Invesco Comstock Portfolio - Class I	674,443	3.0
81,595		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	2,270,781	10.0
7,496	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	693,541	3.1
			21,156,150	93.4
		Unaffiliated Investment Companies: 1.4%
67,317	@	Credit Suisse Commodity Return Strategy Fund - Class I	324,467	1.4
		Total Mutual Funds (Cost $20,554,733)	21,480,617	94.8
		Total Investments in Securities (Cost $21,675,495)	$22,624,584	99.8
		Assets in Excess of Other Liabilities	38,134	0.2
		Net Assets	$22,662,718	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $21,770,566.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$993,424
Gross Unrealized Depreciation	(139,406)
Net Unrealized Appreciation	$854,018

See Accompanying Notes to Financial Statements
77

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,143,967	$—	$—	$1,143,967
Mutual Funds	21,480,617	—	—	21,480,617
Total Investments, at fair value	$22,624,584	$—	$—	$22,624,584

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$295,424	$186,502	$(71,634)	$50,373	$460,665	$6,731	$4,683	$—
Voya Floating Rate Fund - Class I	745,459	520,520	(133,892)	(13,572)	1,118,515	19,817	4,408	—
Voya High Yield Bond Fund - Class R6	301,238	200,459	(51,951)	1,757	451,503	10,394	3,368	—
Voya Index Plus LargeCap Portfolio - Class I	446,418	293,609	(81,544)	18,392	676,875	9,942	11,377	11,391
Voya Intermediate Bond Fund - Class R6	554,508	1,114,568	(141,841)	13,003	1,540,238	15,108	315	—
Voya International Index Portfolio - Class I	301,304	920,986	(336,208)	56,693	942,775	20,089	37,496	—
Voya Large Cap Growth Portfolio - Class I	660,430	845,140	(244,571)	84,177	1,345,176	—	10,282	—
Voya Large Cap Value Fund - Class R6	302,679	544,212	(152,733)	(954)	693,204	2,195	26,437	—
Voya MidCap Opportunities Portfolio - Class I	512,733	283,559	(286,885)	52,815	562,222	1,007	16,984	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	293,891	424,815	(65,842)	64,549	717,413	—	19,487	—
Voya Multi-Manager International Equity Fund - Class I	970,469	648,149	(357,693)	122,999	1,383,924	—	16,059	—
Voya Multi-Manager International Factor Fund - Class I	981,298	883,432	(372,396)	117,916	1,610,250	—	26,018	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,192,901	590,896	(896,276)	17,745	905,266	—	94,756	—
Voya Multi-Manager Mid Cap Value Fund - Class I	522,688	282,552	(246,022)	(4,649)	554,569	—	30,233	—
Voya Short Term Bond Fund - Class R6	184,582	83,845	(269,473)	1,046	—	1,347	(582)	—
Voya Small Company Portfolio - Class I	451,949	598,739	(84,631)	(86,482)	879,575	2,719	14,499	83,562
Voya U.S. Bond Index Portfolio - Class I	290,509	263,629	(559,571)	5,433	—	2,531	(2,614)	—
Voya U.S. Stock Index Portfolio - Class I	812,727	1,751,088	(578,242)	59,674	2,045,247	—	40,478	—
VY® Clarion Global Real Estate Portfolio - Class I	226,033	140,844	(39,073)	10,134	337,938	—	2,416	—
VY® Clarion Real Estate Portfolio - Class I	227,661	146,194	(40,610)	4,003	337,248	—	3,357	—
VY® Goldman Sachs Bond Portfolio - Class I	295,098	722,826	(77,413)	14,271	954,782	—	(477)	—
VY® Invesco Comstock Portfolio - Class I	761,426	385,333	(418,609)	(53,707)	674,443	—	77,989	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,477,146	912,181	(267,602)	149,056	2,270,781	—	13,450	—
VY® T. Rowe Price Equity Income Portfolio - Class I	300,141	115,970	(412,053)	(4,058)	—	—	16,807	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	657,787	356,414	(412,775)	92,115	693,541	—	44,332	—
	$13,766,499	$13,216,462	$(6,599,540)	$772,729	$21,156,150	$91,880	$511,559	$94,952

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
78

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.6%
193,761		iShares Russell 1000 Value Index Fund	$22,559,593	2.6
		Total Exchange-Traded Funds (Cost $22,236,879)	22,559,593	2.6
MUTUAL FUNDS: 97.2%
		Affiliated Investment Companies: 95.7%
2,393,279		Voya Emerging Markets Index Portfolio - Class I	26,661,127	3.0
4,379,790		Voya Floating Rate Fund - Class I	43,228,528	4.9
2,140,140		Voya High Yield Bond Fund - Class R6	17,463,544	2.0
1,020,242		Voya Index Plus LargeCap Portfolio - Class I	26,179,408	3.0
4,471,677		Voya Intermediate Bond Fund - Class R6	45,208,652	5.1
4,521,064		Voya International Index Portfolio - Class I	44,577,688	5.1
2,630,147		Voya Large Cap Growth Portfolio - Class I	52,103,213	5.9
1,819,000		Voya Large Cap Value Fund - Class R6	24,974,874	2.8
2,212,900	@	Voya MidCap Opportunities Portfolio - Class I	30,737,175	3.5
3,127,659		Voya Multi-Manager Emerging Markets Equity Fund - Class I	35,936,806	4.1
5,434,057		Voya Multi-Manager International Equity Fund - Class I	62,600,340	7.1
6,068,748		Voya Multi-Manager International Factors Fund - Class I	62,386,726	7.1
4,170,581		Voya Multi-Manager Large Cap Core Portfolio - Class I	67,938,763	7.7
2,608,912		Voya Multi-Manager Mid Cap Value Fund - Class I	30,263,374	3.4
1,660,961		Voya Small Company Portfolio - Class I	33,900,210	3.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
5,239,926		Voya U.S. Stock Index Portfolio - Class I	$78,860,890	9.0
1,069,074		VY® Clarion Global Real Estate Portfolio - Class I	13,064,090	1.5
347,005		VY® Clarion Real Estate Portfolio - Class I	13,019,630	1.5
1,923,268		VY® Invesco Comstock Portfolio - Class I	34,772,693	4.0
2,210,144		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	61,508,319	7.0
387,867	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	35,885,459	4.1
			841,271,509	95.7
		Unaffiliated Investment Companies: 1.5%
2,734,851	@	Credit Suisse Commodity Return Strategy Fund - Class I	13,181,982	1.5
		Total Mutual Funds (Cost $814,329,426)	854,453,491	97.2
		Total Investments in Securities (Cost $836,566,305)	$877,013,084	99.8
		Assets in Excess of Other Liabilities	1,690,853	0.2
		Net Assets	$878,703,937	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $851,268,905.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$44,174,347
Gross Unrealized Depreciation	(18,430,168)
Net Unrealized Appreciation	$25,744,179

See Accompanying Notes to Financial Statements
79

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,559,593	$—	$—	$22,559,593
Mutual Funds	854,453,491	—	—	854,453,491
Total Investments, at fair value	$877,013,084	$—	$—	$877,013,084
Other Financial Instruments+
Futures	35,542	—	—	35,542
Total Assets	$877,048,626	$—	$—	$877,048,626
Liabilities Table
Other Financial Instruments+
Futures	$(322,413)	$—	$—	$(322,413)
Total Liabilities	$(322,413)	$—	$—	$(322,413)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	234	09/15/17	$9,169,815	$(322,413)
			$9,169,815	$(322,413)
Short Contracts
S&P 500 E-Mini	(76)	09/15/17	(9,199,420)	35,542
			$(9,199,420)	$35,542

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,866,148	$9,583,523	$(2,366,466)	$2,577,922	$26,661,127	$291,680	$103,555	$—
Voya Floating Rate Fund - Class I	42,658,867	4,758,054	(3,895,091)	(293,302)	43,228,528	893,117	(99,315)	—
Voya High Yield Bond Fund - Class R6	17,254,641	1,472,039	(1,507,700)	244,564	17,463,544	468,605	10,610	—
Voya Index Plus LargeCap Portfolio - Class I	25,570,146	1,715,005	(2,340,726)	1,234,983	26,179,408	430,767	295,168	—
Voya Intermediate Bond Fund - Class R6	24,922,276	22,860,656	(3,043,531)	469,251	45,208,652	518,976	(9,779)	—
Voya International Index Portfolio - Class I	17,260,051	36,625,069	(15,083,715)	5,776,283	44,577,688	1,081,717	(453,558)	—
Voya Large Cap Growth Portfolio - Class I	50,356,044	18,858,399	(20,549,951)	3,438,721	52,103,213	—	2,756,904	—
See Accompanying Notes to Financial Statements
80

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Large Cap Value Fund - Class R6	25,385,505	2,686,623	(4,659,705)	1,562,451	24,974,874	143,746	(144,866)	—
Voya MidCap Opportunities Portfolio - Class I	29,314,584	972,150	(3,368,648)	3,819,089	30,737,175	44,000	(226,925)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,554,846	806,971	(5,594,117)	7,169,106	35,936,806	—	(33,545)	—
Voya Multi-Manager International Equity Fund - Class I	81,160,453	2,238,554	(32,265,830)	11,467,163	62,600,340	—	(2,483,265)	—
Voya Multi-Manager International Factor Fund - Class I	64,880,186	13,093,577	(25,924,497)	10,337,460	62,386,726	—	(3,112,253)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	73,362,446	4,902,044	(16,881,395)	6,555,668	67,938,763	—	(22,825)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	29,956,636	1,724,033	(3,255,716)	1,838,421	30,263,374	—	(515,798)	—
Voya Small Company Portfolio - Class I	25,915,169	13,863,502	(2,721,877)	(3,156,584)	33,900,210	117,801	153,132	4,114,051
Voya U.S. Bond Index Portfolio - Class I	8,158,275	1,243,054	(9,603,808)	202,479	—	62,681	(140,629)	—
Voya U.S. Stock Index Portfolio - Class I	34,280,199	54,896,855	(13,450,377)	3,134,213	78,860,890	—	984,033
VY® Clarion Global Real Estate Portfolio - Class I	12,925,541	734,347	(1,133,396)	537,598	13,064,090	—	5,337	—
VY® Clarion Real Estate Portfolio - Class I	13,028,119	884,869	(855,232)	(38,126)	13,019,630	—	337,898	—
VY® Invesco Comstock Portfolio - Class I	43,755,087	957,654	(10,272,200)	332,152	34,772,693	—	1,040,990	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	59,125,635	2,372,446	(5,559,662)	5,569,900	61,508,319	—	(245,577)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	50,126,572	1,108,337	(20,622,589)	5,273,139	35,885,459	—	3,471,793	—
	$779,817,426	$198,357,761	$(204,956,229)	$68,052,551	$841,271,509	$4,053,090	$1,671,085	$4,114,051

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$35,542
Total Asset Derivatives		$35,542
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$322,413
Total Liability Derivatives		$322,413

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(453,151)
Total	$(453,151)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(286,871)
Total	$(286,871)

See Accompanying Notes to Financial Statements
81

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
4,686		iShares MSCI Emerging Markets Index Fund	$193,953	1.0
4,885		iShares Russell 1000 Value Index Fund	568,761	2.9
2,889		WisdomTree Europe Hedged Equity Fund	180,071	0.9
		Total Exchange-Traded Funds (Cost $921,387)	942,785	4.8
MUTUAL FUNDS: 95.0%
		Affiliated Investment Companies: 93.6%
35,847		Voya Emerging Markets Index Portfolio - Class I	399,333	2.0
58,772		Voya Floating Rate Fund - Class I	580,082	3.0
47,892		Voya High Yield Bond Fund - Class R6	390,797	2.0
22,858		Voya Index Plus LargeCap Portfolio - Class I	586,532	3.0
43,370		Voya Intermediate Bond Fund - Class R6	438,466	2.2
101,691		Voya International Index Portfolio - Class I	1,002,672	5.1
58,873		Voya Large Cap Growth Portfolio - Class I	1,166,273	5.9
50,355		Voya Large Cap Value Fund - Class R6	691,376	3.5
56,152	@	Voya MidCap Opportunities Portfolio - Class I	779,957	4.0
79,106		Voya Multi-Manager Emerging Markets Equity Fund - Class I	908,926	4.6
138,967		Voya Multi-Manager International Equity Fund - Class I	1,600,905	8.1
135,759		Voya Multi-Manager International Factors Fund - Class I	1,395,599	7.1
102,877		Voya Multi-Manager Large Cap Core Portfolio - Class I	1,675,858	8.5
66,135		Voya Multi-Manager Mid Cap Value Fund - Class I	767,167	3.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
46,482		Voya Small Company Portfolio - Class I	$948,705	4.8
78,147		Voya U.S. Stock Index Portfolio - Class I	1,176,107	6.0
23,921		VY® Clarion Global Real Estate Portfolio - Class I	292,317	1.5
7,761		VY® Clarion Real Estate Portfolio - Class I	291,205	1.5
48,459		VY® Invesco Comstock Portfolio - Class I	876,144	4.5
47,692		VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,327,257	6.8
11,909	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,101,800	5.6
			18,397,478	93.6
		Unaffiliated Investment Companies: 1.4%
57,550	@	Credit Suisse Commodity Return Strategy Fund - Class I	277,389	1.4
		Total Mutual Funds (Cost $17,728,389)	18,674,867	95.0
		Total Investments in Securities (Cost $18,649,776)	$19,617,652	99.8
		Assets in Excess of Other Liabilities	33,371	0.2
		Net Assets	$19,651,023	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $18,751,984.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,028,958
Gross Unrealized Depreciation	(163,290)
Net Unrealized Appreciation	$865,668

See Accompanying Notes to Financial Statements
82

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$942,785	$—	$—	$942,785
Mutual Funds	18,674,867	—	—	18,674,867
Total Investments, at fair value	$19,617,652	$—	$—	$19,617,652

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$221,519	$210,344	$(74,906)	$42,376	$399,333	$6,386	$5,444	$—
Voya Floating Rate Fund - Class I	223,466	447,340	(84,365)	(6,359)	580,082	8,329	2,354	—
Voya High Yield Bond Fund - Class R6	225,811	226,345	(61,733)	374	390,797	9,182	4,179	—
Voya Index Plus LargeCap Portfolio - Class I	223,215	440,369	(79,142)	2,090	586,532	9,444	11,166	10,820
Voya Intermediate Bond Fund - Class R6	310,200	298,697	(179,817)	9,386	438,466	7,099	(2,557)	—
Voya International Index Portfolio - Class I	226,038	1,091,152	(374,890)	60,372	1,002,672	23,860	40,824	—
Voya Large Cap Growth Portfolio - Class I	715,185	993,691	(619,266)	76,663	1,166,273	—	43,499	—
Voya Large Cap Value Fund - Class R6	310,586	857,985	(471,355)	(5,840)	691,376	2,566	33,038	—
Voya MidCap Opportunities Portfolio - Class I	549,225	485,328	(325,585)	70,989	779,957	1,290	18,234	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	440,717	508,474	(136,266)	96,001	908,926	—	41,066	—
Voya Multi-Manager International Equity Fund - Class I	1,063,770	842,669	(454,179)	148,645	1,600,905	—	31,785	—
Voya Multi-Manager International Factor Fund - Class I	849,580	853,581	(409,941)	102,379	1,395,599	—	34,782	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	1,037,212	1,358,536	(788,609)	68,719	1,675,858	—	62,750	—
Voya Multi-Manager Mid Cap Value Fund - Class I	560,142	484,038	(269,474)	(7,539)	767,167	—	39,517	—
Voya Small Company Portfolio - Class I	451,996	737,894	(139,853)	(101,332)	948,705	3,222	15,774	99,079
Voya U.S. Stock Index Portfolio - Class I	448,696	843,515	(165,995)	49,891	1,176,107	—	13,387	—
VY® Clarion Global Real Estate Portfolio - Class I	169,529	161,466	(47,166)	8,488	292,317	—	2,268	—
VY® Clarion Real Estate Portfolio - Class I	170,768	164,530	(47,070)	2,977	291,205	—	2,405	—
VY® Invesco Comstock Portfolio - Class I	514,188	489,840	(121,498)	(6,386)	876,144	—	29,812	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	747,382	705,276	(210,857)	85,456	1,327,257	—	11,595	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	712,200	637,006	(388,504)	141,098	1,101,800	—	39,767	—
	$10,171,425	$12,838,076	$(5,450,471)	$838,448	$18,397,478	$71,378	$481,089	$109,899

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
83

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
225,748		iShares Russell 1000 Value Index Fund	$26,283,839	4.0
		Total Exchange-Traded Funds (Cost $24,438,583)	26,283,839	4.0
MUTUAL FUNDS: 95.8%
		Affiliated Investment Companies: 94.3%
1,765,925		Voya Emerging Markets Index Portfolio - Class I	19,672,404	3.0
1,131,065		Voya Floating Rate Fund - Class I	11,163,609	1.7
752,745		Voya Index Plus LargeCap Portfolio - Class I	19,315,441	3.0
2,697,094		Voya Intermediate Bond Fund - Class R6	27,267,616	4.2
4,001,967		Voya International Index Portfolio - Class I	39,459,399	6.1
2,429,564		Voya Large Cap Growth Portfolio - Class I	48,129,657	7.4
1,809,630		Voya Large Cap Value Fund - Class R6	24,846,226	3.8
2,319,814	@	Voya MidCap Opportunities Portfolio - Class I	32,222,215	5.0
2,883,004		Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,125,713	5.1
5,154,793		Voya Multi-Manager International Equity Fund - Class I	59,383,214	9.2
3,836,879		Voya Multi-Manager International Factors Fund - Class I	39,443,117	6.1
3,972,252		Voya Multi-Manager Large Cap Core Portfolio - Class I	64,707,980	10.0
2,748,528		Voya Multi-Manager Mid Cap Value Fund - Class I	31,882,922	4.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,531,648		Voya Small Company Portfolio - Class I	$31,260,944	4.8
2,559,636		Voya U.S. Stock Index Portfolio - Class I	38,522,515	5.9
788,814		VY® Clarion Global Real Estate Portfolio - Class I	9,639,305	1.5
256,082		VY® Clarion Real Estate Portfolio - Class I	9,608,197	1.5
1,775,455		VY® Invesco Comstock Portfolio - Class I	32,100,221	5.0
428,733	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	39,666,387	6.1
			611,417,082	94.3
		Unaffiliated Investment Companies: 1.5%
2,001,354	@	Credit Suisse Commodity Return Strategy Fund - Class I	9,646,526	1.5
		Total Mutual Funds (Cost $588,180,306)	621,063,608	95.8
		Total Investments in Securities (Cost $612,618,889)	$647,347,447	99.8
		Assets in Excess of Other Liabilities	1,184,670	0.2
		Net Assets	$648,532,117	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $622,385,639.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$37,340,776
Gross Unrealized Depreciation	(12,378,968)
Net Unrealized Appreciation	$24,961,808

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,283,839	$—	$—	$26,283,839
Mutual Funds	621,063,608	—	—	621,063,608
Total Investments, at fair value	$647,347,447	$—	$—	$647,347,447

See Accompanying Notes to Financial Statements
84

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2017 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Other Financial Instruments+
Futures	25,721	—	—	25,721
Total Assets	$647,373,168	$—	$—	$647,373,168
Liabilities Table
Other Financial Instruments+
Futures	$(235,609)	$—	$—	$(235,609)
Total Liabilities	$(235,609)	$—	$—	$(235,609)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	171	09/15/17	$6,701,019	$(235,609)
			$6,701,019	$(235,609)
Short Contracts
S&P 500 E-Mini	(55)	09/15/17	(6,657,475)	25,721
			$(6,657,475)	$25,721

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$12,191,320	$7,185,209	$(1,587,851)	$1,883,726	$19,672,404	$213,884	$67,915	$—
Voya Floating Rate Fund - Class I	10,791,393	1,378,765	(929,395)	(77,154)	11,163,609	228,449	(23,546)	—
Voya Index Plus LargeCap Portfolio - Class I	18,482,193	1,439,190	(1,523,550)	917,608	19,315,441	315,877	189,339	338,738
Voya Intermediate Bond Fund - Class R6	16,592,861	12,432,206	(2,067,207)	309,756	27,267,616	331,813	(14,391)	—
Voya International Index Portfolio - Class I	21,831,955	27,487,895	(15,392,504)	5,532,053	39,459,399	951,787	(600,609)	—
Voya Large Cap Growth Portfolio - Class I	45,501,803	14,564,135	(15,235,019)	3,298,738	48,129,657	—	2,473,371	—
Voya Large Cap Value Fund - Class R6	24,300,952	3,665,231	(4,518,415)	1,398,458	24,846,226	140,674	(32,385)	—
Voya MidCap Opportunities Portfolio - Class I	33,300,071	1,280,416	(7,181,626)	4,823,354	32,222,215	50,698	(784,942)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,254,360	6,238,913	(2,885,546)	5,517,986	33,125,713	—	(45,179)	—
Voya Multi-Manager International Equity Fund - Class I	61,751,601	7,538,030	(17,732,920)	7,826,503	59,383,214	—	(451,544)	—
Voya Multi-Manager International Factor Fund - Class I	46,893,089	3,372,939	(18,484,592)	7,661,681	39,443,117	—	(2,630,610)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	61,745,716	2,955,689	(4,918,557)	4,925,132	64,707,980	—	764,388	—
Voya Multi-Manager Mid Cap Value Fund - Class I	34,023,643	1,546,459	(6,019,765)	2,332,585	31,882,922	—	(849,536)	—
See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Small Company Portfolio - Class I	24,974,157	11,381,962	(2,252,792)	(2,842,383)	31,260,944	107,940	141,982	3,340,620
Voya U.S. Stock Index Portfolio - Class I	17,489,407	29,825,487	(10,140,321)	1,347,942	38,522,515	—	748,313	—
VY® Clarion Global Real Estate Portfolio - Class I	9,343,586	675,505	(772,488)	392,702	9,639,305	—	3,953	—
VY® Clarion Real Estate Portfolio - Class I	9,417,718	750,468	(564,194)	4,205	9,608,197	—	212,247	—
VY® Invesco Comstock Portfolio - Class I	31,618,719	2,265,424	(2,530,408)	746,486	32,100,221	—	347,044	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	45,295,086	1,521,914	(13,630,625)	6,480,012	39,666,387	—	1,712,173	—
	$549,799,630	$137,505,837	$(128,367,775)	$52,479,390	$611,417,082	$2,341,122	$1,227,983	$3,679,358

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$25,721
Total Asset Derivatives		$25,721
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$235,609
Total Liability Derivatives		$235,609

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(325,480)
Total	$(325,480)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(209,888)
Total	$(209,888)

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
2,621		iShares MSCI Emerging Markets Index Fund	$108,483	0.9
3,940		iShares Russell 1000 Value Index Fund	458,734	3.7
1,616		WisdomTree Europe Hedged Equity Fund	100,726	0.8
		Total Exchange-Traded Funds (Cost $655,170)	667,943	5.4
MUTUAL FUNDS: 94.4%
		Affiliated Investment Companies: 93.0%
22,273		Voya Emerging Markets Index Portfolio - Class I	248,116	2.0
14,212		Voya Index Plus LargeCap Portfolio - Class I	364,681	3.0
47,946		Voya Intermediate Bond Fund - Class R6	484,735	4.0
83,200		Voya International Index Portfolio - Class I	820,352	6.7
42,757		Voya Large Cap Growth Portfolio - Class I	847,009	6.9
37,018		Voya Large Cap Value Fund - Class R6	508,261	4.1
48,090	@	Voya MidCap Opportunities Portfolio - Class I	667,964	5.5
61,012		Voya Multi-Manager Emerging Markets Equity Fund - Class I	701,029	5.7
107,808		Voya Multi-Manager International Equity Fund - Class I	1,241,952	10.1
66,251		Voya Multi-Manager International Factors Fund - Class I	681,063	5.6
75,640		Voya Multi-Manager Large Cap Core Portfolio - Class I	1,232,170	10.1
56,892		Voya Multi-Manager Mid Cap Value Fund - Class I	659,952	5.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
29,043		Voya Small Company Portfolio - Class I	$592,773	4.8
40,527		Voya U.S. Stock Index Portfolio - Class I	609,931	5.0
14,894		VY® Clarion Global Real Estate Portfolio - Class I	182,001	1.5
4,840		VY® Clarion Real Estate Portfolio - Class I	181,589	1.5
33,572		VY® Invesco Comstock Portfolio - Class I	606,991	5.0
8,065	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	746,150	6.1
			11,376,719	93.0
		Unaffiliated Investment Companies: 1.4%
34,750	@	Credit Suisse Commodity Return Strategy Fund - Class I	167,497	1.4
		Total Mutual Funds (Cost $10,883,260)	11,544,216	94.4
		Total Investments in Securities (Cost $11,538,430)	$12,212,159	99.8
		Assets in Excess of Other Liabilities	20,166	0.2
		Net Assets	$12,232,325	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $11,612,985.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$698,513
Gross Unrealized Depreciation	(99,339)
Net Unrealized Appreciation	$599,174

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$667,943	$—	$—	$667,943
Mutual Funds	11,544,216	—	—	11,544,216
Total Investments, at fair value	$12,212,159	$—	$—	$12,212,159

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Solution 2050 Portfolio	as of June 30, 2017 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$133,962	$111,410	$(22,221)	$24,965	$248,116	$3,512	$1,346	$—
Voya Floating Rate Fund - Class I	118,500	66,973	(183,394)	(2,079)	—	2,069	1,272	—
Voya Index Plus LargeCap Portfolio - Class I	202,920	175,549	(23,926)	10,138	364,681	5,187	3,140	5,943
Voya Intermediate Bond Fund - Class R6	186,205	337,843	(44,755)	5,442	484,735	5,001	(922)	—
Voya International Index Portfolio - Class I	239,638	698,998	(167,789)	49,505	820,352	16,984	20,699	—
Voya Large Cap Growth Portfolio - Class I	499,922	599,023	(309,942)	58,006	847,009	—	17,851	—
Voya Large Cap Value Fund - Class R6	282,360	451,179	(219,809)	(5,469)	508,261	2,220	25,960	—
Voya MidCap Opportunities Portfolio - Class I	365,814	297,495	(49,134)	53,789	667,964	774	1,667	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	266,542	407,119	(38,671)	66,039	701,029	—	13,725	—
Voya Multi-Manager International Equity Fund - Class I	678,115	666,539	(201,436)	98,734	1,241,952	—	12,720	—
Voya Multi-Manager International Factor Fund - Class I	514,629	296,721	(186,691)	56,404	681,063	—	13,414	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	687,068	754,040	(263,405)	54,467	1,232,170	—	25,925	—
Voya Multi-Manager Mid Cap Value Fund - Class I	373,341	311,574	(38,158)	13,195	659,952	—	6,952	—
Voya Small Company Portfolio - Class I	274,008	405,638	(33,814)	(53,059)	592,773	1,772	5,624	54,476
Voya U.S. Stock Index Portfolio - Class I	204,028	416,519	(34,660)	24,044	609,931	—	2,993	—
VY® Clarion Global Real Estate Portfolio - Class I	102,638	85,734	(11,560)	5,189	182,001	—	742	—
VY® Clarion Real Estate Portfolio - Class I	103,429	87,340	(11,412)	2,232	181,589	—	1,007	—
VY® Invesco Comstock Portfolio - Class I	346,564	288,865	(33,824)	5,386	606,991	—	9,600	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	497,773	373,804	(215,952)	90,525	746,150	—	22,920	—
	$6,077,456	$6,832,363	$(2,090,553)	$557,453	$11,376,719	$37,519	$186,635	$60,419

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
53,284		iShares Russell 1000 Value Index Fund	$6,203,856	3.9
		Total Exchange-Traded Funds (Cost $5,799,553)	6,203,856	3.9
MUTUAL FUNDS: 95.9%
		Affiliated Investment Companies: 94.5%
434,710		Voya Emerging Markets Index Portfolio - Class I	4,842,671	3.0
185,327		Voya Index Plus LargeCap Portfolio - Class I	4,755,484	3.0
628,059		Voya Intermediate Bond Fund - Class R6	6,349,679	4.0
1,066,846		Voya International Index Portfolio - Class I	10,519,103	6.6
557,997		Voya Large Cap Growth Portfolio - Class I	11,053,914	6.9
465,043		Voya Large Cap Value Fund - Class R6	6,385,037	4.0
627,955	@	Voya MidCap Opportunities Portfolio - Class I	8,722,290	5.4
780,237		Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,964,922	5.6
1,409,203		Voya Multi-Manager International Equity Fund - Class I	16,234,021	10.2
865,422		Voya Multi-Manager International Factors Fund - Class I	8,896,535	5.6
977,896		Voya Multi-Manager Large Cap Core Portfolio - Class I	15,929,920	10.0
745,465		Voya Multi-Manager Mid Cap Value Fund - Class I	8,647,388	5.4
377,393		Voya Small Company Portfolio - Class I	7,702,591	4.8
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
633,863		Voya U.S. Stock Index Portfolio - Class I	$9,539,638	6.0
194,235		VY® Clarion Global Real Estate Portfolio - Class I	2,373,551	1.5
63,078		VY® Clarion Real Estate Portfolio - Class I	2,366,673	1.5
437,253		VY® Invesco Comstock Portfolio - Class I	7,905,538	4.9
105,480	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	9,758,989	6.1
			150,947,944	94.5
		Unaffiliated Investment Companies: 1.4%
484,725	@	Credit Suisse Commodity Return Strategy Fund - Class I	2,336,374	1.4
		Total Mutual Funds (Cost $143,248,853)	153,284,318	95.9
		Total Investments in Securities (Cost $149,048,406)	$159,488,174	99.8
		Assets in Excess of Other Liabilities	261,629	0.2
		Net Assets	$159,749,803	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $153,585,922.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$10,910,210
Gross Unrealized Depreciation	(5,007,958)
Net Unrealized Appreciation	$5,902,252

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,203,856	$—	$—	$6,203,856
Mutual Funds	153,284,318	—	—	153,284,318
Total Investments, at fair value	$159,488,174	$—	$—	$159,488,174

See Accompanying Notes to Financial Statements
89

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2017 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Other Financial Instruments+
Futures	6,079	—	—	6,079
Total Assets	$159,494,253	$—	$—	$159,494,253
Liabilities Table
Other Financial Instruments+
Futures	$(56,491)	$—	$—	$(56,491)
Total Liabilities	$(56,491)	$—	$—	$(56,491)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	41	09/15/17	$1,606,677	$(56,491)
			$1,606,677	$(56,491)
Short Contracts
S&P 500 E-Mini	(13)	09/15/17	(1,573,585)	6,079
			$(1,573,585)	$6,079

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,794,820	$1,993,921	$(386,631)	$440,561	$4,842,671	$51,239	$13,762	$—
Voya Index Plus LargeCap Portfolio - Class I	4,235,905	683,811	(373,649)	209,417	4,755,484	75,674	45,149	—
Voya Intermediate Bond Fund - Class R6	3,827,221	2,925,069	(474,018)	71,407	6,349,679	77,081	(2,387)	—
Voya International Index Portfolio - Class I	5,003,550	7,142,919	(2,737,281)	1,109,915	10,519,103	247,044	55,564	—
Voya Large Cap Growth Portfolio - Class I	10,430,145	4,339,643	(5,106,246)	1,390,372	11,053,914	—	(63,586)	—
Voya Large Cap Value Fund - Class R6	5,632,760	1,506,955	(1,047,372)	292,694	6,385,037	33,705	34,355	—
Voya MidCap Opportunities Portfolio - Class I	7,633,349	928,145	(887,245)	1,048,041	8,722,290	11,991	(93,034)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,560,357	2,785,424	(775,441)	1,394,582	8,964,922	—	(78,133)	—
Voya Multi-Manager International Equity Fund - Class I	14,154,056	4,396,567	(4,686,729)	2,370,127	16,234,021	—	(573,461)	—
Voya Multi-Manager International Factor Fund - Class I	10,746,843	895,746	(4,543,409)	1,797,355	8,896,535	—	(644,198)	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	14,151,297	1,836,375	(1,331,990)	1,274,238	15,929,920	—	57,657	—
Voya Multi-Manager Mid Cap Value Fund - Class I	7,797,265	1,204,650	(914,615)	560,088	8,647,388	—	(207,133)	—
Voya Small Company Portfolio - Class I	5,723,080	3,206,176	(575,260)	(651,405)	7,702,591	25,859	(1,140)	881,447
Voya U.S. Stock Index Portfolio - Class I	9,833,036	1,656,218	(2,556,032)	606,416	9,539,638	—	298,259	—
See Accompanying Notes to Financial Statements
90

PORTFOLIO OF INVESTMENTS
Voya Solution 2055 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Clarion Global Real Estate Portfolio - Class I	2,141,682	330,720	(192,820)	93,969	2,373,551	—	130	—
VY® Clarion Real Estate Portfolio - Class I	2,158,379	348,534	(165,157)	24,917	2,366,673	—	27,793	—
VY® Invesco Comstock Portfolio - Class I	7,244,202	1,102,698	(644,814)	203,452	7,905,538	—	54,991	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	10,383,318	1,158,841	(3,665,476)	1,882,306	9,758,989	—	33,642	—
	$129,451,265	$38,442,412	$(31,064,185)	$14,118,452	$150,947,944	$522,593	$(1,041,770)	$881,447

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$6,079
Total Asset Derivatives		$6,079
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$56,491
Total Liability Derivatives		$56,491

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(74,718)
Total	$(74,718)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(50,412)
Total	$(50,412)

See Accompanying Notes to Financial Statements
91

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.5%
1,213		iShares MSCI Emerging Markets Index Fund	$50,206	0.9
1,748		iShares Russell 1000 Value Index Fund	203,519	3.7
748		WisdomTree Europe Hedged Equity Fund	46,623	0.9
		Total Exchange-Traded Funds (Cost $295,550)	300,348	5.5
MUTUAL FUNDS: 94.4%
		Affiliated Investment Companies: 93.0%
9,977		Voya Emerging Markets Index Portfolio - Class I	111,149	2.0
6,365		Voya Index Plus LargeCap Portfolio - Class I	163,331	3.0
21,475		Voya Intermediate Bond Fund - Class R6	217,112	4.0
37,114		Voya International Index Portfolio - Class I	365,942	6.7
19,228		Voya Large Cap Growth Portfolio - Class I	380,911	6.9
16,583		Voya Large Cap Value Fund - Class R6	227,683	4.1
21,534	@	Voya MidCap Opportunities Portfolio - Class I	299,105	5.5
27,204		Voya Multi-Manager Emerging Markets Equity Fund - Class I	312,571	5.7
48,302		Voya Multi-Manager International Equity Fund - Class I	556,443	10.2
29,685		Voya Multi-Manager International Factors Fund - Class I	305,159	5.6
33,832		Voya Multi-Manager Large Cap Core Portfolio - Class I	551,121	10.1
25,459		Voya Multi-Manager Mid Cap Value Fund - Class I	295,325	5.4
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
12,993		Voya Small Company Portfolio - Class I	$265,190	4.8
18,141		Voya U.S. Stock Index Portfolio - Class I	273,025	5.0
6,673		VY® Clarion Global Real Estate Portfolio - Class I	81,541	1.5
2,169		VY® Clarion Real Estate Portfolio - Class I	81,364	1.5
15,026		VY® Invesco Comstock Portfolio - Class I	271,671	4.9
3,615	@	VY® T. Rowe Price Growth Equity Portfolio - Class I	334,493	6.1
			5,093,136	93.0
		Unaffiliated Investment Companies: 1.4%
15,708	@	Credit Suisse Commodity Return Strategy Fund - Class I	75,714	1.4
		Total Mutual Funds (Cost $4,902,036)	5,168,850	94.4
		Total Investments in Securities (Cost $5,197,586)	$5,469,198	99.9
		Assets in Excess of Other Liabilities	3,083	0.1
		Net Assets	$5,472,281	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $5,217,266.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$287,912
Gross Unrealized Depreciation	(35,980)
Net Unrealized Appreciation	$251,932

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$300,348	$—	$—	$300,348
Mutual Funds	5,168,850	—	—	5,168,850
Total Investments, at fair value	$5,469,198	$—	$—	$5,469,198

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
92

PORTFOLIO OF INVESTMENTS
Voya Solution 2060 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$56,763	$62,315	$(18,763)	$10,834	$111,149	$1,618	$1,098	$—
Voya Index Plus LargeCap Portfolio - Class I	86,035	97,470	(22,923)	2,749	163,331	2,390	3,099	2,739
Voya Intermediate Bond Fund - Class R6	78,150	173,558	(37,614)	3,018	217,112	2,331	(774)	—
Voya International Index Portfolio - Class I	101,611	353,419	(110,046)	20,958	365,942	7,822	11,849	—
Voya Large Cap Growth Portfolio - Class I	211,893	321,153	(174,067)	21,932	380,911	—	12,601	—
Voya Large Cap Value Fund - Class R6	116,812	252,107	(138,745)	(2,491)	227,683	1,115	11,145	—
Voya MidCap Opportunities Portfolio - Class I	155,055	167,299	(47,426)	24,177	299,105	384	879	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	112,946	203,619	(32,509)	28,515	312,571	—	8,265	—
Voya Multi-Manager International Equity Fund - Class I	287,474	346,468	(121,444)	43,945	556,443	—	7,678	—
Voya Multi-Manager International Factor Fund - Class I	218,234	166,915	(103,223)	23,233	305,159	—	8,939	—
Voya Multi-Manager Large Cap Core Portfolio - Class I	287,252	441,595	(197,248)	19,522	551,121	—	15,872	—
Voya Multi-Manager Mid Cap Value Fund - Class I	158,325	174,484	(40,886)	3,402	295,325	—	4,943	—
Voya Small Company Portfolio - Class I	116,202	207,114	(30,869)	(27,257)	265,190	818	4,797	25,108
Voya U.S. Stock Index Portfolio - Class I	144,152	154,989	(39,801)	13,685	273,025	—	3,409	—
VY® Clarion Global Real Estate Portfolio - Class I	43,495	47,754	(12,116)	2,408	81,541	—	383	—
VY® Clarion Real Estate Portfolio - Class I	43,843	48,573	(12,046)	994	81,364	—	566	—
VY® Invesco Comstock Portfolio - Class I	147,028	161,329	(34,873)	(1,813)	271,671	—	7,403	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	210,945	216,810	(132,136)	38,874	334,493	—	13,009	—
	$2,576,215	$3,596,971	$(1,306,735)	$226,685	$5,093,136	$16,478	$115,161	$27,847

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
93

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

Board consideration and Approval of
New Investment Management and sub-advisory Contracts
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that when Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution Moderately Conservative Portfolio, Voya Solution 2020 Portfolio, Voya Solution 2025 Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio, Voya Solution 2055 Portfolio, and Voya Solution 2060 Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of Voya Partners, Inc. (“VPI”), enter into new investment management and sub-advisory agreements, the Board of Directors of VPI (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Portfolios, must determine whether to approve the new arrangements. Thus, at its meeting held on January 12, 2017, the Board considered the approval of the investment management contracts (the “Management Contracts”) with Voya Investments, LLC (“VIL”) and the sub-advisory contracts (the “Sub-Advisory Contracts”) between VIL and Voya Investment Management Co. LLC, the sub-adviser (the “Sub-Adviser”) for the Portfolios in connection with the transfer of advisory services (the “Transfer”) from the existing investment adviser, Directed Services LLC (“DSL”), to VIL, which are both indirect, wholly-owned subsidiaries of Voya Financial, Inc.
In determining whether to approve the Management and Sub-Advisory Contracts for the Portfolios with VIL, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved for the Portfolios.
The materials provided to the Board to inform its consideration of whether to approve each Portfolio’s Management Contract and each Portfolio’s Sub-Advisory Contract included the following: (1) memoranda and related materials provided to the Board in advance of its January 12, 2017 meeting discussing Management’s rationale for requesting the Transfer; (2) VIL’s responses to inquiries from K&L Gates LLP, counsel to the Independent Directors; (3) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolios; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex. In this regard, the Board placed particular emphasis on the information provided by VIL, DSL and the Sub-Adviser in connection with the Board’s consideration of whether to renew the existing Management and Sub-Advisory Contracts in November 2016 and information provided by VIL and DSL regarding the expected impact of the Transfer.
The Board’s consideration of whether to approve the Management and Sub-Advisory Contracts on behalf of each Portfolio took into account several factors, including, but not limited to, the following: (1) that the management of DSL and VIL is substantially similar; (2) the operations of DSL and VIL are very similar in nature; (3) there are no material changes between the new Management Contracts and existing Management Contracts, except with respect to the legal entity that is a party to each Management Contract; (4) no changes were expected in the nature, extent or quality of services provided to the Portfolios, the personnel managing the Portfolios or the manner in which they are managed as a result of the Transfer.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Management and Sub-Advisory Contracts because it had reviewed them recently in connection with its November 2016 meetings. Among other factors considered at the November 2016 meetings, the Board considered: (1) the nature, extent and quality of services provided under the existing Management and Sub-Advisory Contracts; (2) the extent to which economics of scale are reflected in the fee rate schedules under the existing Management and Sub-Advisory Contracts; (3) the existence of any “fall-out” benefits to DSL, VIL, the Sub-Adviser and their affiliates; (4) a comparison of the Portfolios’ fee rates, expense ratios and investment performance to those of selected similar funds; and (5) the costs incurred and profits realized by DSL and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the existing Management and Sub-Advisory Contracts at the November 2016 meetings, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to Shareholders for the period ended December 31, 2016.
The Board also considered that: (1) each Portfolio’s management fee rate will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; (2) each Portfolio’s expense ratio will not change as a result of the Transfer and is

94

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

reasonable in the context of all factors considered by the Board; and (3) each Portfolio’s sub-advisory fee rate payable by VIL to the Sub-Adviser will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board.
Based on, among other matters, the considerations set forth above and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for each Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related considerations.

95

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VSOL (0617-082317)

Semi-Annual Report
June 30, 2017
Classes ADV, I, S, S2 and Z
Voya Partners, Inc.
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Voya Index Solution Income Portfolio

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Voya Index Solution 2020 Portfolio

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Voya Index Solution 2025 Portfolio

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Voya Index Solution 2030 Portfolio

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Voya Index Solution 2035 Portfolio

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Voya Index Solution 2040 Portfolio

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Voya Index Solution 2045 Portfolio

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Voya Index Solution 2050 Portfolio

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Voya Index Solution 2055 Portfolio

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Voya Index Solution 2060 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

PRESIDENT’S LETTER

President’s Letter
Guiding through the Headlines
Dear Shareholder,
So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.
In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.
Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.
Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective:Six Months Ended June 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)
Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.
However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.
In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.
China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.
In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.
To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.
In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.
In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**
Voya Index Solution Income Portfolio
Class ADV	$1,000.00	$1,042.20	0.65%	$3.29	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,046.20	0.15	0.76	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,044.60	0.40	2.03	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,043.50	0.55	2.79	1,000.00	1,022.07	0.55	2.76
Class Z	1,000.00	1,047.00	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2020 Portfolio
Class ADV	$1,000.00	$1,057.40	0.66%	$3.37	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,060.30	0.16	0.82	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,058.80	0.41	2.09	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,058.20	0.56	2.86	1,000.00	1,022.02	0.56	2.81
Class Z	1,000.00	1,061.00	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2025 Portfolio
Class ADV	$1,000.00	$1,068.80	0.66%	$3.39	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,071.10	0.16	0.82	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,070.90	0.41	2.11	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,069.00	0.56	2.87	1,000.00	1,022.02	0.56	2.81
Class Z	1,000.00	1,071.90	0.00	—	1,000.00	1,024.79	0.00	—
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2017**
Voya Index Solution 2030 Portfolio
Class ADV	$1,000.00	$1,078.70	0.66%	$3.40	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,080.70	0.16	0.83	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,079.60	0.41	2.11	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,079.00	0.56	2.89	1,000.00	1,022.02	0.56	2.81
Class Z	1,000.00	1,081.40	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2035 Portfolio
Class ADV	$1,000.00	$1,083.20	0.66%	$3.41	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,087.00	0.16	0.83	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,086.10	0.41	2.12	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,084.30	0.56	2.89	1,000.00	1,022.02	0.56	2.81
Class Z	1,000.00	1,087.60	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2040 Portfolio
Class ADV	$1,000.00	$1,088.40	0.65%	$3.37	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,091.20	0.15	0.78	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,090.40	0.40	2.07	1,000.00	1,022.81	0.40	2.01
Class S2	1,000.00	1,089.20	0.55	2.85	1,000.00	1,022.07	0.55	2.76
Class Z	1,000.00	1,092.40	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2045 Portfolio
Class ADV	$1,000.00	$1,093.00	0.66%	$3.43	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,095.80	0.16	0.83	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,094.20	0.41	2.13	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,092.80	0.56	2.91	1,000.00	1,022.02	0.56	2.81
Class Z	1,000.00	1,096.50	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2050 Portfolio
Class ADV	$1,000.00	$1,093.00	0.66%	$3.43	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,096.10	0.16	0.83	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,095.40	0.41	2.13	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,093.60	0.56	2.91	1,000.00	1,022.02	0.56	2.81
Class Z	1,000.00	1,097.50	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2055 Portfolio
Class ADV	$1,000.00	$1,094.50	0.66%	$3.43	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,097.80	0.16	0.83	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,096.50	0.41	2.13	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,095.70	0.56	2.91	1,000.00	1,022.02	0.56	2.81
Class Z	1,000.00	1,099.00	0.00	—	1,000.00	1,024.79	0.00	—
Voya Index Solution 2060 Portfolio
Class ADV	$1,000.00	$1,095.40	0.66%	$3.43	$1,000.00	$1,021.52	0.66%	$3.31
Class I	1,000.00	1,099.30	0.16	0.83	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,097.00	0.41	2.13	1,000.00	1,022.76	0.41	2.06
Class S2	1,000.00	1,096.20	0.56	2.91	1,000.00	1,022.02	0.56	2.81
Class Z	1,000.00	1,099.10	0.00	—	1,000.00	1,024.79	0.00	—

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$379,581,163	$150,039,262	$600,302,469	$174,497,948
Investments in unaffiliated underlying funds at fair value**	68,760,385	27,620,930	113,512,961	29,145,804
Total investments at fair value	$448,341,548	$177,660,192	$713,815,430	$203,643,752
Cash	367,416	107,939	593,357	117,369
Cash collateral for futures	988,241	355,948	1,518,222	377,874
Receivables:
Fund shares sold	641,719	1,665,497	741,704	1,735,190
Prepaid expenses	2,142	619	3,137	738
Reimbursement due from manager	47,727	222,103	73,839	216,571
Other assets	9,951	679	11,093	655
Total assets	450,398,744	180,012,977	716,756,782	206,092,149
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	616,757	1,656,622	704,203	1,735,190
Payable for fund shares redeemed	24,962	8,875	37,500	—
Payable for foreign cash collateral for futures***	159,817	57,478	245,333	60,282
Payable for investment management fees	85,448	35,135	135,300	38,854
Payable for distribution and shareholder service fees	88,177	10,776	137,057	9,469
Payable to directors under the deferred compensation plan (Note 6)	9,951	679	11,093	655
Payable for directors fees	2,142	713	3,260	740
Other accrued expenses and liabilities	56,354	3,968	62,951	4,420
Total liabilities	1,043,608	1,774,246	1,336,697	1,849,610
NET ASSETS	$449,355,136	$178,238,731	$715,420,085	$204,242,539
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$437,676,991	$167,789,930	$666,442,002	$191,094,171
Undistributed net investment income	12,270,395	2,703,672	16,760,147	2,566,753
Accumulated net realized gain (loss)	(6,184,256)	3,550,324	11,375,992	3,399,269
Net unrealized appreciation	5,592,006	4,194,805	20,841,944	7,182,346
NET ASSETS	$449,355,136	$178,238,731	$715,420,085	$204,242,539
* Cost of investments in affiliated underlying funds	$371,360,546	$145,734,755	$576,959,480	$167,172,038
** Cost of investments in unaffiliated underlying funds	$71,248,224	$27,679,729	$115,797,568	$29,235,707
*** Cost of payable for foreign cash collateral for futures	$159,749	$57,454	$245,229	$60,256
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
Class ADV
Net assets	$115,282,892	$18,642,722	$228,933,919	$17,151,698
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,386,192	1,466,796	21,649,616	1,203,023
Net asset value and redemption price per share	$10.12	$12.71	$10.57	$14.26
Class I
Net assets	$22,980,352	$3,887,770	$55,558,534	$2,891,435
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,205,885	298,841	5,120,145	198,162
Net asset value and redemption price per share	$10.42	$13.01	$10.85	$14.59
Class S
Net assets	$171,711,696	$9,531,435	$147,240,691	$9,742,500
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	16,668,477	735,110	13,727,397	671,438
Net asset value and redemption price per share	$10.30	$12.97	$10.73	$14.51
Class S2
Net assets	$13,598,352	$3,720,408	$35,235,704	$1,935,660
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,348,858	288,463	3,342,607	135,006
Net asset value and redemption price per share	$10.08	$12.90	$10.54	$14.34
Class Z
Net assets	$125,781,844	$142,456,396	$248,451,237	$172,521,246
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	12,028,962	10,913,424	22,815,682	11,806,419
Net asset value and redemption price per share	$10.46	$13.05	$10.89	$14.61
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$540,471,245	$107,416,949	$378,495,798	$64,418,877
Investments in unaffiliated underlying funds at fair value**	87,508,424	14,326,626	37,230,924	5,374,882
Total investments at fair value	$627,979,669	$121,743,575	$415,726,722	$69,793,759
Cash	525,658	96,647	325,043	21,636
Cash collateral for futures	1,306,517	218,762	860,079	122,303
Receivables:
Fund shares sold	2,257,859	562,258	1,232,945	703,817
Prepaid expenses	2,702	402	1,730	217
Reimbursement due from manager	71,536	141,071	38,806	73,698
Other assets	9,118	393	5,712	215
Total assets	632,153,059	122,763,108	418,191,037	70,715,645
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	2,257,859	562,258	1,196,820	674,505
Payable for fund shares redeemed	—	—	36,125	29,312
Payable for foreign cash collateral for futures***	210,282	35,047	138,786	19,627
Payable for investment management fees	116,377	25,622	73,771	15,041
Payable for distribution and shareholder service fees	122,599	5,269	82,212	3,825
Payable to directors under the deferred compensation plan (Note 6)	9,118	393	5,712	215
Payable for directors fees	2,812	439	1,844	246
Other accrued expenses and liabilities	49,696	14,231	33,783	9,368
Total liabilities	2,768,743	643,259	1,569,053	752,139
NET ASSETS	$629,384,316	$122,119,849	$416,621,984	$69,963,506
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$576,046,927	$112,972,350	$378,750,814	$64,769,711
Undistributed net investment income	14,184,874	1,555,769	8,711,219	850,560
Accumulated net realized gain	15,414,008	2,568,644	12,373,334	1,531,204
Net unrealized appreciation	23,738,507	5,023,086	16,786,617	2,812,031
NET ASSETS	$629,384,316	$122,119,849	$416,621,984	$69,963,506
* Cost of investments in affiliated underlying funds	$514,047,316	$102,253,798	$360,348,087	$61,539,683
** Cost of investments in unaffiliated underlying funds	$90,008,127	$14,435,504	$38,469,116	$5,424,618
*** Cost of payable for foreign cash collateral for futures	$210,193	$35,033	$138,727	$19,618
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
Class ADV
Net assets	$208,530,875	$8,437,281	$142,100,720	$5,494,185
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,284,416	571,167	12,720,392	368,132
Net asset value and redemption price per share	$10.81	$14.77	$11.17	$14.92
Class I
Net assets	$50,923,251	$1,194,451	$41,254,441	$1,694,123
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,580,123	79,202	3,572,499	111,683
Net asset value and redemption price per share	$11.12	$15.08	$11.55	$15.17
Class S
Net assets	$118,526,811	$6,944,164	$81,998,091	$6,130,934
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,797,326	460,808	7,207,987	404,690
Net asset value and redemption price per share	$10.98	$15.07	$11.38	$15.15
Class S2
Net assets	$35,587,204	$1,335,760	$19,387,038	$1,301,707
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,293,895	89,701	1,732,406	86,985
Net asset value and redemption price per share	$10.80	$14.89	$11.19	$14.96
Class Z
Net assets	$215,816,175	$104,208,193	$131,881,694	$55,342,557
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,322,455	6,889,574	11,375,708	3,641,631
Net asset value and redemption price per share	$11.17	$15.13	$11.59	$15.20
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$128,126,412	$13,281,753
Investments in unaffiliated underlying funds at fair value**	9,258,393	1,194,508
Total investments at fair value	$137,384,805	$14,476,261
Cash	48,799	18,087
Cash collateral for futures	287,332	—
Receivables:
Fund shares sold	460,977	75,624
Prepaid expenses	560	44
Reimbursement due from manager	14,121	20,412
Other assets	1,449	—
Total assets	138,198,043	14,590,428
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	428,364	74,424
Payable for fund shares redeemed	32,613	1,200
Payable for foreign cash collateral for futures***	46,263	—
Payable for investment management fees	23,890	6,438
Payable for distribution and shareholder service fees	28,062	1,785
Payable to directors under the deferred compensation plan (Note 6)	1,449	—
Payable for directors fees	599	49
Other accrued expenses and liabilities	18,250	6,251
Total liabilities	579,490	90,147
NET ASSETS	$137,618,553	$14,500,281
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$126,164,527	$13,455,165
Undistributed net investment income	2,672,946	161,652
Accumulated net realized gain	2,321,968	405,863
Net unrealized appreciation	6,459,112	477,601
NET ASSETS	$137,618,553	$14,500,281
* Cost of investments in affiliated underlying funds	$121,324,680	$12,800,474
** Cost of investments in unaffiliated underlying funds	$9,560,201	$1,198,186
*** Cost of payable for foreign cash collateral for futures	$46,243	$—
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited) (continued)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
Class ADV
Net assets	$47,480,291	$2,991,772
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	3,333,292	260,539
Net asset value and redemption price per share	$14.24	$11.48
Class I
Net assets	$13,165,935	$314,896
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	902,184	27,108
Net asset value and redemption price per share	$14.59	$11.62
Class S
Net assets	$28,108,908	$1,688,560
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,948,239	146,324
Net asset value and redemption price per share	$14.43	$11.54
Class S2
Net assets	$8,346,812	$646,262
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	583,376	56,142
Net asset value and redemption price per share	$14.31	$11.51
Class Z
Net assets	$40,516,607	$8,858,791
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,765,514	760,443
Net asset value and redemption price per share	$14.65	$11.65
See Accompanying Notes to Financial Statements
11

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2020 Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio
INVESTMENT INCOME:
Interest	$40	$—	$76	$—
Dividends from affiliated underlying funds	3,751,673	1,206,852	5,153,590	1,298,370
Dividends from unaffiliated underlying funds	879,459	319,844	1,483,109	301,560
Total investment income	4,631,172	1,526,696	6,636,775	1,599,930
EXPENSES:
Investment management fees	488,244	165,446	761,341	169,276
Distribution and shareholder service fees:
Class ADV	291,335	40,984	566,100	34,053
Class S	215,447	11,071	186,936	10,586
Class S2	27,149	6,859	69,215	3,730
Transfer agent fees	481	121	413	119
Shareholder reporting expense	362	1,903	5,430	1,872
Professional fees	32,037	9,541	36,381	9,499
Custody and accounting expense	19,005	4,525	21,901	4,163
Director fees	6,428	2,138	9,779	2,221
Miscellaneous expense	12,985	6,140	14,855	6,578
Interest expense	68	—	57	—
Total expenses	1,093,541	248,728	1,672,408	242,097
Waived and reimbursed fees	(315,398)	(164,087)	(487,327)	(172,870)
Net expenses	778,143	84,641	1,185,081	69,227
Net investment income	3,853,029	1,442,055	5,451,694	1,530,703
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,599,111	1,081,048	323,613	958,826
Sale of unaffiliated underlying funds	(279,267)	544,278	534,917	411,376
Capital gain distributions from affiliated underlying funds	873,065	655,568	3,418,704	1,033,854
Capital gain distributions from unaffiliated underlying funds	—	19	—	—
Foreign currency related transactions	5,474	1,569	8,063	1,516
Futures	(216,876)	(46,525)	(305,327)	(39,274)
Net realized gain	1,981,507	2,235,957	3,979,970	2,366,298
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	11,960,903	4,390,870	32,176,476	6,724,760
Unaffiliated underlying funds	836,267	(136,106)	1,814,377	(25,893)
Foreign currency related transactions	(68)	(24)	(103)	(26)
Futures	(140,705)	(50,879)	(216,335)	(53,635)
Net change in unrealized appreciation (depreciation)	12,656,397	4,203,861	33,774,415	6,645,206
Net realized and unrealized gain	14,637,904	6,439,818	37,754,385	9,011,504
Increase in net assets resulting from operations	$18,490,933	$7,881,873	$43,206,079	$10,542,207

See Accompanying Notes to Financial Statements
12

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Index Solution 2035 Portfolio	Voya Index Solution 2040 Portfolio	Voya Index Solution 2045 Portfolio	Voya Index Solution 2050 Portfolio
INVESTMENT INCOME:
Interest	$50	$—	$28	$—
Dividends from affiliated underlying funds	4,647,354	823,589	3,277,068	503,016
Dividends from unaffiliated underlying funds	991,791	106,147	343,278	43,428
Total investment income	5,639,195	929,736	3,620,374	546,444
EXPENSES:
Investment management fees	629,188	95,280	399,149	52,877
Distribution and shareholder service fees:
Class ADV	509,672	16,934	345,047	10,598
Class S	147,243	7,455	98,689	6,611
Class S2	68,111	2,006	37,775	2,013
Transfer agent fees	577	1,202	364	331
Shareholder reporting expense	6,154	2,363	4,525	1,810
Professional fees	32,655	8,439	24,133	5,600
Custody and accounting expense	18,989	4,375	13,575	2,401
Director fees	8,439	1,316	5,532	738
Miscellaneous expense	14,432	5,946	11,712	5,503
Interest expense	86	—	43	—
Total expenses	1,435,546	145,316	940,544	88,482
Waived and reimbursed fees	(395,152)	(107,491)	(235,363)	(59,444)
Net expenses	1,040,394	37,825	705,181	29,038
Net investment income	4,598,801	891,911	2,915,193	517,406
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(77,344)	879,094	(68,612)	513,185
Sale of unaffiliated underlying funds	316,316	94,663	329,859	53,087
Capital gain distributions from affiliated underlying funds	4,327,773	875,607	3,878,278	601,397
Foreign currency related transactions	6,884	938	4,527	531
Futures	(265,182)	(25,390)	(174,603)	(11,440)
Net realized gain	4,308,447	1,824,912	3,969,449	1,156,760
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	35,791,374	4,427,907	25,297,967	2,451,925
Unaffiliated underlying funds	362,034	(62,082)	102,455	(9,884)
Foreign currency related transactions	(89)	(15)	(58)	(8)
Futures	(185,630)	(31,172)	(122,844)	(17,419)
Net change in unrealized appreciation (depreciation)	35,967,689	4,334,638	25,277,520	2,424,614
Net realized and unrealized gain	40,276,136	6,159,550	29,246,969	3,581,374
Increase in net assets resulting from operations	$44,874,937	$7,051,461	$32,162,162	$4,098,780

See Accompanying Notes to Financial Statements
13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2017 (Unaudited)

	Voya Index Solution 2055 Portfolio	Voya Index Solution 2060 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,134,992	$100,359
Dividends from unaffiliated underlying funds	73,514	10,274
Total investment income	1,208,506	110,633
EXPENSES:
Investment management fees	127,215	10,555
Distribution and shareholder service fees:
Class ADV	111,862	5,787
Class S	32,444	1,729
Class S2	15,109	890
Transfer agent fees	411	158
Shareholder reporting expense	2,725	1,715
Professional fees	10,485	4,227
Custody and accounting expense	6,173	404
Director fees	1,794	146
Miscellaneous expense	7,523	5,096
Interest expense	16	—
Total expenses	315,757	30,707
Waived and reimbursed fees	(82,719)	(18,806)
Net expenses	233,038	11,901
Net investment income	975,468	98,732
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	45,890	157,203
Sale of unaffiliated underlying funds	118,674	18,414
Capital gain distributions from affiliated underlying funds	1,359,863	120,065
Foreign currency related transactions	1,462	—
Futures	(52,385)	—
Net realized gain	1,473,504	295,682
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	8,179,967	435,694
Unaffiliated underlying funds	25,847	(175)
Foreign currency related transactions	(20)	—
Futures	(40,792)	—
Net change in unrealized appreciation (depreciation)	8,165,002	435,519
Net realized and unrealized gain	9,638,506	731,201
Increase in net assets resulting from operations	$10,613,974	$829,933

See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution Income Portfolio		Voya Index Solution 2020 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$3,853,029	$7,986,714	$1,442,055	$1,225,178
Net realized gain (loss)	1,981,507	(2,273,040)	2,235,957	1,358,693
Net change in unrealized appreciation (depreciation)	12,656,397	12,126,333	4,203,861	112,413
Increase in net assets resulting from operations	18,490,933	17,840,007	7,881,873	2,696,284
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(1,896,664)	—	(13,350)
Class I	—	(568,456)	—	(3,145)
Class S	—	(2,982,354)	—	(5,249)
Class S2	—	(206,350)	—	(1,371)
Class T	—	(83)	—	—
Class Z	—	(476,510)	—	(38,737)
Net realized gains:
Class ADV	—	(1,734,768)	—	(6,725)
Class I	—	(433,421)	—	(1,208)
Class S	—	(2,575,586)	—	(2,150)
Class S2	—	(182,389)	—	(626)
Class T	—	(87)	—	(2)
Class Z	—	(363,317)	—	(14,716)
Total distributions	—	(11,419,985)	—	(87,279)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	76,305,731	108,379,409	81,388,110	103,660,958
Reinvestment of distributions	—	11,419,815	—	87,277
	76,305,731	119,799,224	81,388,110	103,748,235
Cost of shares redeemed	(53,997,956)	(99,550,236)	(13,679,283)	(12,207,530)
Net increase in net assets resulting from capital share transactions	22,307,775	20,248,988	67,708,827	91,540,705
Net increase in net assets	40,798,708	26,669,010	75,590,700	94,149,710
NET ASSETS:
Beginning of year or period	408,556,428	381,887,418	102,648,031	8,498,321
End of year or period	$449,355,136	$408,556,428	$178,238,731	$102,648,031
Undistributed net investment income at end of year or period	$12,270,395	$8,417,366	$2,703,672	$1,261,617

See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2025 Portfolio		Voya Index Solution 2030 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$5,451,694	$10,775,314	$1,530,703	$1,011,269
Net realized gain	3,979,970	12,459,681	2,366,298	1,064,528
Net change in unrealized appreciation (depreciation)	33,774,415	10,567,471	6,645,206	623,716
Increase in net assets resulting from operations	43,206,079	33,802,466	10,542,207	2,699,513
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,509,119)	—	(5,045)
Class I	—	(1,358,591)	—	(2,574)
Class S	—	(3,171,814)	—	(2,574)
Class S2	—	(668,502)	—	(1,035)
Class T	—	(60)	—	—
Class Z	—	(1,297,114)	—	(24,000)
Net realized gains:
Class ADV	—	(16,111,045)	—	(4,079)
Class I	—	(3,826,257)	—	(1,438)
Class S	—	(10,295,036)	—	(1,631)
Class S2	—	(2,297,858)	—	(596)
Class T	—	(240)	—	(2)
Class Z	—	(3,653,118)	—	(13,313)
Total distributions	—	(47,188,754)	—	(56,287)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	147,152,150	181,654,567	106,311,456	92,623,692
Reinvestment of distributions	—	47,188,454	—	56,285
	147,152,150	228,843,021	106,311,456	92,679,977
Cost of shares redeemed	(62,742,515)	(108,675,021)	(6,204,433)	(6,874,563)
Net increase in net assets resulting from capital share transactions	84,409,635	120,168,000	100,107,023	85,805,414
Net increase in net assets	127,615,714	106,781,712	110,649,230	88,448,640
NET ASSETS:
Beginning of year or period	587,804,371	481,022,659	93,593,309	5,144,669
End of year or period	$715,420,085	$587,804,371	$204,242,539	$93,593,309
Undistributed net investment income at end of year or period	$16,760,147	$11,308,453	$2,566,753	$1,036,050

See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2035 Portfolio		Voya Index Solution 2040 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$4,598,801	$9,125,881	$891,911	$648,572
Net realized gain	4,308,447	12,816,919	1,824,912	763,937
Net change in unrealized appreciation (depreciation)	35,967,689	11,280,691	4,334,638	742,554
Increase in net assets resulting from operations	44,874,937	33,223,491	7,051,461	2,155,063
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3,603,282)	—	(1,774)
Class I	—	(999,520)	—	(584)
Class S	—	(2,357,186)	—	(1,703)
Class S2	—	(590,771)	—	(393)
Class T	—	(55)	—	—
Class Z	—	(1,013,827)	—	(16,856)
Net realized gains:
Class ADV	—	(17,256,361)	—	(1,881)
Class I	—	(3,691,944)	—	(345)
Class S	—	(10,100,983)	—	(1,153)
Class S2	—	(2,683,902)	—	(244)
Class T	—	(297)	—	(3)
Class Z	—	(3,744,788)	—	(9,695)
Total distributions	—	(46,042,916)	—	(34,631)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	134,481,834	157,130,588	59,386,198	58,469,965
Reinvestment of distributions	—	46,042,564	—	34,612
	134,481,834	203,173,152	59,386,198	58,504,577
Cost of shares redeemed	(53,065,639)	(86,920,360)	(4,039,704)	(3,826,593)
Net increase in net assets resulting from capital share transactions	81,416,195	116,252,792	55,346,494	54,677,984
Net increase in net assets	126,291,132	103,433,367	62,397,955	56,798,416
NET ASSETS:
Beginning of year or period	503,093,184	399,659,817	59,721,894	2,923,478
End of year or period	$629,384,316	$503,093,184	$122,119,849	$59,721,894
Undistributed net investment income at end of year or period	$14,184,874	$9,586,073	$1,555,769	$663,858

See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2045 Portfolio		Voya Index Solution 2050 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$2,915,193	$5,491,399	$517,406	$325,637
Net realized gain	3,969,449	9,763,621	1,156,760	386,892
Net change in unrealized appreciation (depreciation)	25,277,520	6,910,933	2,424,614	419,761
Increase in net assets resulting from operations	32,162,162	22,165,953	4,098,780	1,132,290
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2,182,058)	—	(2,178)
Class I	—	(681,779)	—	(914)
Class S	—	(1,300,575)	—	(1,904)
Class S2	—	(291,671)	—	(469)
Class T	—	(46)	—	—
Class Z	—	(541,674)	—	(8,751)
Net realized gains:
Class ADV	—	(11,812,553)	—	(5,066)
Class I	—	(2,793,476)	—	(1,752)
Class S	—	(6,293,044)	—	(3,547)
Class S2	—	(1,480,752)	—	(851)
Class T	—	(299)	—	(11)
Class Z	—	(2,219,425)	—	(14,720)
Total distributions	—	(29,597,352)	—	(40,163)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	92,204,253	105,962,148	37,866,716	28,838,296
Reinvestment of distributions	—	29,597,007	—	40,137
	92,204,253	135,559,155	37,866,716	28,878,433
Cost of shares redeemed	(37,485,094)	(57,672,449)	(2,081,976)	(1,699,518)
Net increase in net assets resulting from capital share transactions	54,719,159	77,886,706	35,784,740	27,178,915
Net increase in net assets	86,881,321	70,455,307	39,883,520	28,271,042
NET ASSETS:
Beginning of year or period	329,740,663	259,285,356	30,079,986	1,808,944
End of year or period	$416,621,984	$329,740,663	$69,963,506	$30,079,986
Undistributed net investment income at end of year or period	$8,711,219	$5,796,026	$850,560	$333,154

See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Solution 2055 Portfolio		Voya Index Solution 2060 Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$975,468	$1,608,144	$98,732	$62,047
Net realized gain	1,473,504	1,290,059	295,682	116,048
Net change in unrealized appreciation (depreciation)	8,165,002	3,778,517	435,519	49,281
Increase in net assets resulting from operations	10,613,974	6,676,720	829,933	227,376
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(523,322)	—	(1,502)
Class I	—	(161,426)	—	(139)
Class S	—	(321,142)	—	(634)
Class S2	—	(92,558)	—	—
Class T	—	(49)	—	—
Class Z	—	(145,094)	—	(1,005)
Net realized gains:
Class ADV	—	(2,656,568)	—	(4,145)
Class I	—	(610,144)	—	(401)
Class S	—	(1,433,092)	—	(1,762)
Class S2	—	(432,018)	—	(194)
Class T	—	(286)	—	—
Class Z	—	(548,406)	—	(2,347)
Total distributions	—	(6,924,105)	—	(12,129)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,057,317	42,855,401	9,490,566	6,244,067
Reinvestment of distributions	—	6,923,770	—	12,012
	36,057,317	49,779,171	9,490,566	6,256,079
Cost of shares redeemed	(10,778,096)	(19,876,346)	(1,725,417)	(963,735)
Net increase in net assets resulting from capital share transactions	25,279,221	29,902,825	7,765,149	5,292,344
Net increase in net assets	35,893,195	29,655,440	8,595,082	5,507,591
NET ASSETS:
Beginning of year or period	101,725,358	72,069,918	5,905,199	397,608
End of year or period	$137,618,553	$101,725,358	$14,500,281	$5,905,199
Undistributed net investment income at end of year or period	$2,672,946	$1,697,478	$161,652	$62,920

See Accompanying Notes to Financial Statements
19

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution Income Portfolio
Class ADV
06-30-17	9.71	0.07•	0.34	0.41	—	—	—	—	—	10.12	4.22	0.76	0.65	0.65	1.51	115,283	23
12-31-16	9.55	0.18•	0.27	0.45	0.15	0.14	—	0.29	—	9.71	4.71	0.77	0.62	0.62	1.82	119,455	45
12-31-15	10.53	0.21•	(0.33)	(0.12)	0.19	0.67	—	0.86	—	9.55	(1.37)	0.77	0.62	0.62	2.17	134,515	34
12-31-14	10.73	0.17	0.43	0.60	0.23	0.57	—	0.80	—	10.53	5.68	0.78	0.62	0.62	1.50	37,651	23
12-31-13	10.64	0.19•	0.58	0.77	0.30	0.38	—	0.68	—	10.73	7.50	0.76	0.61	0.61	1.74	37,886	39
12-31-12	10.42	0.19•	0.67	0.86	0.26	0.38	—	0.64	—	10.64	8.36	0.71	0.62	0.62	1.79	31,359	45
Class I
06-30-17	9.96	0.10•	0.36	0.46	—	—	—	—	—	10.42	4.62	0.26	0.15	0.15	1.95	22,980	23
12-31-16	9.77	0.23•	0.28	0.51	0.18	0.14	—	0.32	—	9.96	5.23	0.27	0.12	0.12	2.33	29,545	45
12-31-15	10.76	0.28•	(0.36)	(0.08)	0.24	0.67	—	0.91	—	9.77	(0.91)	0.27	0.12	0.12	2.84	30,873	34
12-31-14	10.94	0.22•	0.45	0.67	0.28	0.57	—	0.85	—	10.76	6.23	0.28	0.12	0.12	2.00	5,042	23
12-31-13	10.82	0.22•	0.63	0.85	0.35	0.38	—	0.73	—	10.94	8.10	0.26	0.11	0.11	2.01	5,682	39
12-31-12	10.59	0.27•	0.64	0.91	0.30	0.38	—	0.68	—	10.82	8.75	0.21	0.12	0.12	2.53	10,690	45
Class S
06-30-17	9.86	0.09•	0.35	0.44	—	—	—	—	—	10.30	4.46	0.51	0.40	0.40	1.77	171,712	23
12-31-16	9.68	0.20•	0.28	0.48	0.16	0.14	—	0.30	—	9.86	4.95	0.52	0.37	0.37	2.05	174,891	45
12-31-15	10.66	0.23•	(0.33)	(0.10)	0.21	0.67	—	0.88	—	9.68	(1.11)	0.52	0.37	0.37	2.24	199,999	34
12-31-14	10.85	0.19•	0.44	0.63	0.25	0.57	—	0.82	—	10.66	5.90	0.53	0.37	0.37	1.73	124,505	23
12-31-13	10.74	0.21•	0.60	0.81	0.32	0.38	—	0.70	—	10.85	7.78	0.51	0.36	0.36	1.92	134,689	39
12-31-12	10.51	0.21•	0.68	0.89	0.28	0.38	—	0.66	—	10.74	8.52	0.46	0.37	0.37	1.97	141,443	45
Class S2
06-30-17	9.66	0.08•	0.34	0.42	—	—	—	—	—	10.08	4.35	0.66	0.55	0.55	1.63	13,598	23
12-31-16	9.50	0.19•	0.27	0.46	0.16	0.14	—	0.30	—	9.66	4.79	0.70	0.52	0.52	1.98	13,809	45
12-31-15	10.46	0.22•	(0.33)	(0.11)	0.18	0.67	—	0.85	—	9.50	(1.25)	0.77	0.52	0.52	2.28	14,859	34
12-31-14	10.66	0.17•	0.43	0.60	0.23	0.57	—	0.80	—	10.46	5.78	0.78	0.52	0.52	1.56	4,595	23
12-31-13	10.58	0.20•	0.58	0.78	0.32	0.38	—	0.70	—	10.66	7.64	0.76	0.51	0.51	1.87	5,531	39
12-31-12	10.39	0.22•	0.64	0.86	0.29	0.38	—	0.67	—	10.58	8.38	0.71	0.52	0.52	2.06	4,328	45
Class Z
06-30-17	9.99	0.11•	0.36	0.47	—	—	—	—	—	10.46	4.70	0.26	0.00*	0.00*	2.24	125,782	23
12-31-16	9.79	0.32•	0.20	0.52	0.18	0.14	—	0.32	—	9.99	5.32	0.27	0.00	0.00	3.20	70,857	45
05-01-15(5) - 12-31-15	11.02	0.58•	(0.90)	(0.32)	0.24	0.67	—	0.91	—	9.79	(3.06)	0.28	0.00	0.00	9.14	1,635	34
Voya Index Solution 2020 Portfolio
Class ADV
06-30-17	12.02	0.09•	0.60	0.69	—	—	—	—	—	12.71	5.74	0.77	0.66	0.66	1.45	18,643	29
12-31-16	11.37	0.24•	0.43	0.67	0.01	0.01	—	0.02	—	12.02	5.90	0.82	0.63	0.63	2.07	13,619	75
12-31-15	11.82	0.46•	(0.46)	0.00*	0.15	0.30	—	0.45	—	11.37	0.00	2.22	0.63	0.63	4.05	4,703	108
12-31-14	12.11	0.15	0.47	0.62	0.23	0.68	—	0.91	—	11.82	5.27	71.22	0.63	0.63	1.31	4	23
12-31-13	11.41	0.19	1.30	1.49	0.26	0.54	—	0.80	0.01	12.11	13.55(a)	95.97	0.62	0.62	1.61	4	36
12-31-12	10.76	0.17	1.02	1.19	0.02	0.52	—	0.54	—	11.41	11.12	58.46	0.62	0.62	1.54	3	61
See Accompanying Notes to Financial Statements
20

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2020 Portfolio (continued)
Class I
06-30-17	12.27	0.12•	0.62	0.74	—	—	—	—	—	13.01	6.03	0.27	0.16	0.16	1.98	3,888	29
12-31-16	11.55	0.37•	0.38	0.75	0.02	0.01	—	0.03	—	12.27	6.45	0.32	0.13	0.13	3.05	3,539	75
12-31-15	11.91	0.34•	(0.33)	0.01	0.07	0.30	—	0.37	—	11.55	0.04	1.72	0.13	0.13	2.98	311	108
12-31-14	12.18	0.21	0.49	0.70	0.29	0.68	—	0.97	—	11.91	5.86	70.72	0.13	0.13	1.82	4	23
12-31-13	11.47	0.25	1.30	1.55	0.31	0.54	—	0.85	0.01	12.18	14.02(a)	95.47	0.12	0.12	2.11	4	36
12-31-12	10.77	0.23	1.02	1.25	0.03	0.52	—	0.55	—	11.47	11.69	57.96	0.12	0.12	2.04	3	61
Class S
06-30-17	12.25	0.10•	0.62	0.72	—	—	—	—	—	12.97	5.88	0.52	0.41	0.41	1.63	9,531	29
12-31-16	11.55	0.30•	0.43	0.73	0.02	0.01	—	0.03	—	12.25	6.26	0.57	0.38	0.38	2.53	8,811	75
12-31-15	11.91	0.58•	(0.59)	(0.01)	0.05	0.30	—	0.35	—	11.55	(0.08)	1.97	0.38	0.38	5.10	1,084	108
12-31-14	12.19	0.18	0.48	0.66	0.26	0.68	—	0.94	—	11.91	5.54	70.97	0.38	0.38	1.57	4	23
12-31-13	11.43	0.22	1.29	1.51	0.22	0.54	—	0.76	0.01	12.19	13.63(a)	95.72	0.37	0.37	1.86	4	36
12-31-12	10.76	0.20	1.01	1.21	0.02	0.52	—	0.54	—	11.43	11.36	58.21	0.37	0.37	1.79	3	61
Class S2
06-30-17	12.19	0.09•	0.62	0.71	—	—	—	—	—	12.90	5.82	0.67	0.56	0.56	1.52	3,720	29
12-31-16	11.52	0.30•	0.39	0.69	0.01	0.01	—	0.02	—	12.19	6.00	0.75	0.53	0.53	2.54	3,328	75
12-31-15	11.84	0.46•	(0.48)	(0.02)	0.00*	0.30	—	0.30	—	11.52	(0.16)	2.22	0.53	0.53	3.99	367	108
12-31-14	12.13	0.16	0.48	0.64	0.25	0.68	—	0.93	—	11.84	5.36	71.22	0.53	0.53	1.41	4	23
12-31-13	11.43	0.20	1.31	1.51	0.28	0.54	—	0.82	0.01	12.13	13.64(a)	95.97	0.52	0.52	1.71	4	36
12-31-12	10.76	0.21	1.00	1.21	0.02	0.52	—	0.54	—	11.43	11.33	58.46	0.52	0.52	1.90	3	61
Class Z
06-30-17	12.30	0.14•	0.61	0.75	—	—	—	—	—	13.05	6.10	0.27	0.00	0.00	2.18	142,456	29
12-31-16	11.57	0.41•	0.35	0.76	0.02	0.01	—	0.03	—	12.30	6.52	0.32	0.00	0.00	3.44	73,350	75
05-01-15(5) - 12-31-15	12.30	0.38•	(0.74)	(0.36)	0.07	0.30	—	0.37	—	11.57	(2.97)	1.70	0.00	0.00	4.91	2,030	108
Voya Index Solution 2025 Portfolio
Class ADV
06-30-17	9.89	0.07•	0.61	0.68	—	—	—	—	—	10.57	6.88	0.76	0.66	0.66	1.36	228,934	21
12-31-16	10.19	0.19	0.47	0.66	0.21	0.75	—	0.96	—	9.89	6.61	0.77	0.63	0.63	1.86	228,234	44
12-31-15	11.49	0.19	(0.36)	(0.17)	0.16	0.97	—	1.13	—	10.19	(1.80)	0.77	0.63	0.63	1.75	228,081	40
12-31-14	11.63	0.15	0.46	0.61	0.19	0.56	—	0.75	—	11.49	5.41	0.77	0.62	0.62	1.29	242,980	33
12-31-13	10.38	0.18•	1.54	1.72	0.16	0.31	—	0.47	—	11.63	16.77	0.75	0.61	0.61	1.66	245,758	40
12-31-12	9.56	0.16•	1.04	1.20	0.12	0.26	—	0.38	—	10.38	12.74	0.71	0.62	0.62	1.63	181,218	39
Class I
06-30-17	10.13	0.10•	0.62	0.72	—	—	—	—	—	10.85	7.11	0.26	0.16	0.16	1.83	55,559	21
12-31-16	10.42	0.25•	0.48	0.73	0.27	0.75	—	1.02	—	10.13	7.14	0.27	0.13	0.13	2.39	56,555	44
12-31-15	11.72	0.26•	(0.37)	(0.11)	0.22	0.97	—	1.19	—	10.42	(1.25)	0.27	0.13	0.13	2.29	49,275	40
12-31-14	11.84	0.22•	0.46	0.68	0.24	0.56	—	0.80	—	11.72	5.95	0.27	0.12	0.12	1.89	46,808	33
12-31-13	10.54	0.24•	1.56	1.80	0.19	0.31	—	0.50	—	11.84	17.38	0.25	0.11	0.11	2.13	33,098	40
12-31-12	9.69	0.24•	1.02	1.26	0.15	0.26	—	0.41	—	10.54	13.26	0.21	0.12	0.12	2.32	29,471	39
See Accompanying Notes to Financial Statements
21

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2025 Portfolio (continued)
Class S
06-30-17	10.02	0.08•	0.63	0.71	—	—	—	—	—	10.73	7.09	0.51	0.41	0.41	1.62	147,241	21
12-31-16	10.31	0.21•	0.48	0.69	0.23	0.75	—	0.98	—	10.02	6.85	0.52	0.38	0.38	2.07	150,126	44
12-31-15	11.61	0.23	(0.36)	(0.13)	0.20	0.97	—	1.17	—	10.31	(1.50)	0.52	0.38	0.38	1.99	166,420	40
12-31-14	11.74	0.18	0.47	0.65	0.22	0.56	—	0.78	—	11.61	5.67	0.52	0.37	0.37	1.55	186,666	33
12-31-13	10.47	0.21•	1.54	1.75	0.17	0.31	—	0.48	—	11.74	17.00	0.50	0.36	0.36	1.88	174,380	40
12-31-12	9.62	0.19•	1.05	1.24	0.13	0.26	—	0.39	—	10.47	13.12	0.46	0.37	0.37	1.84	138,176	39
Class S2
06-30-17	9.86	0.08•	0.60	0.68	—	—	—	—	—	10.54	6.90	0.66	0.56	0.56	1.50	35,236	21
12-31-16	10.16	0.20•	0.47	0.67	0.22	0.75	—	0.97	—	9.86	6.72	0.70	0.53	0.53	2.04	34,034	44
12-31-15	11.44	0.20•	(0.35)	(0.15)	0.16	0.97	—	1.13	—	10.16	(1.63)	0.77	0.53	0.53	1.83	34,934	40
12-31-14	11.58	0.16•	0.46	0.62	0.20	0.56	—	0.76	—	11.44	5.52	0.77	0.52	0.52	1.36	42,853	33
12-31-13	10.34	0.20•	1.52	1.72	0.17	0.31	—	0.48	—	11.58	16.87	0.75	0.51	0.51	1.80	48,649	40
12-31-12	9.53	0.18•	1.03	1.21	0.14	0.26	—	0.40	—	10.34	12.88	0.71	0.52	0.52	1.77	32,743	39
Class Z
06-30-17	10.16	0.11•	0.62	0.73	—	—	—	—	—	10.89	7.19	0.26	0.00*	0.00*	2.14	248,451	21
12-31-16	10.43	0.32•	0.43	0.75	0.27	0.75	—	1.02	—	10.16	7.33	0.27	0.00	0.00	3.13	118,855	44
05-01-15(5) - 12-31-15	12.17	0.41•	(0.96)	(0.55)	0.22	0.97	—	1.19	—	10.43	(4.81)	0.28	0.00	0.00	5.95	2,310	40
Voya Index Solution 2030 Portfolio
Class ADV
06-30-17	13.22	0.10•	0.94	1.04	—	—	—	—	—	14.26	7.87	0.76	0.66	0.66	1.39	17,152	25
12-31-16	12.39	0.27•	0.58	0.85	0.01	0.01	—	0.02	—	13.22	6.84	0.83	0.63	0.63	2.13	10,732	64
12-31-15	12.70	0.48•	(0.53)	(0.05)	0.07	0.19	—	0.26	—	12.39	(0.48)	3.36	0.63	0.63	3.93	2,598	136
12-31-14	13.19	0.14	0.50	0.64	0.22	0.91	—	1.13	—	12.70	5.00	65.69	0.63	0.63	1.10	4	32
12-31-13	11.85	0.19•	1.95	2.14	0.27	0.55	—	0.82	0.02	13.19	18.71(b)	87.48	0.61	0.61	1.48	4	41
12-31-12	11.00	0.20	1.33	1.53	0.01	0.67	—	0.68	—	11.85	13.99	43.07	0.62	0.62	1.74	4	51
Class I
06-30-17	13.50	0.13•	0.96	1.09	—	—	—	—	—	14.59	8.07	0.26	0.16	0.16	1.87	2,891	25
12-31-16	12.60	0.31•	0.61	0.92	0.01	0.01	—	0.02	—	13.50	7.31	0.33	0.13	0.13	2.36	2,173	64
12-31-15	12.79	0.99•	(0.99)	0.00*	—	0.19	—	0.19	—	12.60	(0.03)	2.86	0.13	0.13	8.08	779	136
12-31-14	13.28	0.20	0.51	0.71	0.29	0.91	—	1.20	—	12.79	5.52	65.19	0.13	0.13	1.61	4	32
12-31-13	11.91	0.25•	1.97	2.22	0.32	0.55	—	0.87	0.02	13.28	19.32(b)	86.98	0.11	0.11	1.97	4	41
12-31-12	11.01	0.26•	1.33	1.59	0.02	0.67	—	0.69	—	11.91	14.55	42.57	0.12	0.12	2.23	4	51
Class S
06-30-17	13.44	0.12•	0.95	1.07	—	—	—	—	—	14.51	7.96	0.51	0.41	0.41	1.75	9,743	25
12-31-16	12.57	0.37•	0.52	0.89	0.01	0.01	—	0.02	—	13.44	7.08	0.58	0.38	0.38	2.83	6,607	64
12-31-15	12.79	0.43•	(0.46)	(0.03)	—	0.19	—	0.19	—	12.57	(0.27)	3.11	0.38	0.38	3.45	521	136
12-31-14	13.27	0.17	0.52	0.69	0.26	0.91	—	1.17	—	12.79	5.32	65.44	0.38	0.38	1.35	4	32
12-31-13	11.87	0.22	1.94	2.16	0.23	0.55	—	0.78	0.02	13.27	18.78(b)	87.23	0.36	0.36	1.73	4	41
12-31-12	11.00	0.23	1.32	1.55	0.01	0.67	—	0.68	—	11.87	14.22	42.82	0.37	0.37	2.00	4	51
See Accompanying Notes to Financial Statements
22

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2030 Portfolio (continued)
Class S2
06-30-17	13.29	0.11•	0.94	1.05	—	—	—	—	—	14.34	7.90	0.66	0.56	0.56	1.54	1,936	25
12-31-16	12.45	0.33•	0.53	0.86	0.01	0.01	—	0.02	—	13.29	6.92	0.76	0.53	0.53	2.54	1,735	64
12-31-15	12.71	0.48•	(0.55)	(0.07)	—	0.19	—	0.19	—	12.45	(0.58)	3.36	0.53	0.53	3.87	47	136
12-31-14	13.21	0.15	0.49	0.64	0.23	0.91	—	1.14	—	12.71	5.00	65.69	0.53	0.53	1.20	4	32
12-31-13	11.87	0.20	1.95	2.15	0.28	0.55	—	0.83	0.02	13.21	18.79(b)	87.48	0.51	0.51	1.58	4	41
12-31-12	11.00	0.23	1.32	1.55	0.01	0.67	—	0.68	—	11.87	14.20	43.07	0.52	0.52	1.97	4	51
Class Z
06-30-17	13.51	0.15•	0.95	1.10	—	—	—	—	—	14.61	8.14	0.26	0.00*	0.00*	2.20	172,521	25
12-31-16	12.59	0.46•	0.48	0.94	0.01	0.01	—	0.02	—	13.51	7.48	0.33	0.00	0.00	3.53	72,347	64
05-01-15(5) - 12-31-15	13.34	0.36•	(0.92)	(0.56)	—	0.19	—	0.19	—	12.59	(4.23)	2.82	0.00	0.00	4.30	1,196	136
Voya Index Solution 2035 Portfolio
Class ADV
06-30-17	9.98	0.07•	0.76	0.83	—	—	—	—	—	10.81	8.32	0.76	0.66	0.66	1.32	208,531	17
12-31-16	10.34	0.19	0.57	0.76	0.19	0.93	—	1.12	—	9.98	7.63	0.76	0.63	0.63	1.86	203,566	41
12-31-15	11.86	0.18	(0.35)	(0.17)	0.15	1.20	—	1.35	—	10.34	(1.91)	0.77	0.64	0.64	1.62	199,097	38
12-31-14	12.01	0.13	0.53	0.66	0.17	0.64	—	0.81	—	11.86	5.65	0.76	0.63	0.63	1.12	213,542	44
12-31-13	10.25	0.17•	2.01	2.18	0.12	0.30	—	0.42	—	12.01	21.67	0.75	0.62	0.62	1.51	208,246	45
12-31-12	9.30	0.15•	1.21	1.36	0.09	0.32	—	0.41	—	10.25	14.87	0.71	0.62	0.62	1.47	150,358	34
Class I
06-30-17	10.23	0.10•	0.79	0.89	—	—	—	—	—	11.12	8.70	0.26	0.16	0.16	1.80	50,923	17
12-31-16	10.58	0.25•	0.58	0.83	0.25	0.93	—	1.18	—	10.23	8.12	0.26	0.13	0.13	2.40	47,484	41
12-31-15	12.11	0.25•	(0.37)	(0.12)	0.21	1.20	—	1.41	—	10.58	(1.47)	0.27	0.14	0.14	2.18	37,272	38
12-31-14	12.24	0.21•	0.53	0.74	0.23	0.64	—	0.87	—	12.11	6.16	0.26	0.13	0.13	1.73	34,038	44
12-31-13	10.42	0.23•	2.05	2.28	0.16	0.30	—	0.46	—	12.24	22.29	0.25	0.12	0.12	1.99	20,257	45
12-31-12	9.43	0.21•	1.23	1.44	0.13	0.32	—	0.45	—	10.42	15.49	0.21	0.12	0.12	2.05	18,530	34
Class S
06-30-17	10.11	0.08•	0.79	0.87	—	—	—	—	—	10.98	8.61	0.51	0.41	0.41	1.58	118,527	17
12-31-16	10.47	0.21•	0.58	0.79	0.22	0.93	—	1.15	—	10.11	7.77	0.51	0.38	0.38	2.06	118,463	41
12-31-15	11.99	0.22	(0.36)	(0.14)	0.18	1.20	—	1.38	—	10.47	(1.63)	0.52	0.39	0.39	1.87	129,764	38
12-31-14	12.13	0.16	0.54	0.70	0.20	0.64	—	0.84	—	11.99	5.90	0.51	0.38	0.38	1.38	145,942	44
12-31-13	10.34	0.20•	2.03	2.23	0.14	0.30	—	0.44	—	12.13	21.97	0.50	0.37	0.37	1.76	133,001	45
12-31-12	9.37	0.17•	1.23	1.40	0.11	0.32	—	0.43	—	10.34	15.15	0.46	0.37	0.37	1.69	93,319	34
Class S2
06-30-17	9.96	0.08•	0.76	0.84	—	—	—	—	—	10.80	8.43	0.66	0.56	0.56	1.45	35,587	17
12-31-16	10.33	0.20	0.56	0.76	0.20	0.93	—	1.13	—	9.96	7.65	0.69	0.53	0.53	2.01	32,558	41
12-31-15	11.83	0.19•	(0.34)	(0.15)	0.15	1.20	—	1.35	—	10.33	(1.78)	0.77	0.54	0.54	1.71	31,067	38
12-31-14	11.98	0.14•	0.54	0.68	0.19	0.64	—	0.83	—	11.83	5.77	0.76	0.53	0.53	1.17	40,100	44
12-31-13	10.23	0.18•	2.01	2.19	0.14	0.30	—	0.44	—	11.98	21.74	0.75	0.52	0.52	1.66	44,066	45
12-31-12	9.29	0.16•	1.22	1.38	0.12	0.32	—	0.44	—	10.23	15.04	0.71	0.52	0.52	1.63	28,712	34
See Accompanying Notes to Financial Statements
23

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2035 Portfolio (continued)
Class Z
06-30-17	10.27	0.11•	0.79	0.90	—	—	—	—	—	11.17	8.76	0.26	0.00*	0.00*	2.14	215,816	17
12-31-16	10.61	0.34•	0.50	0.84	0.25	0.93	—	1.18	—	10.27	8.21	0.26	0.00	0.00	3.31	101,022	41
05-01-15(5) - 12-31-15	12.66	0.43•	(1.07)	(0.64)	0.21	1.20	—	1.41	—	10.61	(5.49)	0.28	0.00	0.00	6.12	2,456	38
Voya Index Solution 2040 Portfolio
Class ADV
06-30-17	13.57	0.10•	1.10	1.20	—	—	—	—	—	14.77	8.84	0.77	0.65	0.65	1.44	8,437	22
12-31-16	12.62	0.29•	0.68	0.97	0.01	0.01	—	0.02	—	13.57	7.67	0.90	0.62	0.62	2.27	5,222	52
12-31-15	13.60	0.52•	(0.73)	(0.21)	0.13	0.64	—	0.77	—	12.62	(1.78)	5.76	0.63	0.63	4.17	1,252	106
12-31-14	13.98	0.14•	0.64	0.78	0.20	0.96	—	1.16	—	13.60	5.73	61.99	0.63	0.63	0.98	5	32
12-31-13	12.06	0.17	2.54	2.71	0.18	0.63	—	0.81	0.02	13.98	23.19(c)	83.06	0.61	0.61	1.29	4	41
12-31-12	11.18	0.14	1.53	1.67	—	0.79	—	0.79	—	12.06	15.03	54.52	0.62	0.62	1.14	4	44
Class I
06-30-17	13.82	0.14•	1.12	1.26	—	—	—	—	—	15.08	9.12	0.27	0.15	0.15	1.89	1,194	22
12-31-16	12.79	0.32•	0.73	1.05	0.01	0.01	—	0.02	—	13.82	8.24	0.40	0.12	0.12	2.43	659	52
12-31-15	13.71	1.29•	(1.47)	(0.18)	0.10	0.64	—	0.74	—	12.79	(1.50)	5.26	0.13	0.13	10.20	165	106
12-31-14	14.09	0.19	0.66	0.85	0.27	0.96	—	1.23	—	13.71	6.21	61.49	0.13	0.13	1.42	5	32
12-31-13	12.13	0.24•	2.57	2.81	0.24	0.63	—	0.87	0.02	14.09	23.90(c)	82.56	0.11	0.11	1.79	4	41
12-31-12	11.19	0.20	1.54	1.74	0.01	0.79	—	0.80	—	12.13	15.63	54.02	0.12	0.12	1.64	4	44
Class S
06-30-17	13.82	0.12•	1.13	1.25	—	—	—	—	—	15.07	9.04	0.52	0.40	0.40	1.65	6,944	22
12-31-16	12.83	0.38•	0.63	1.01	0.01	0.01	—	0.02	—	13.82	7.89	0.65	0.37	0.37	2.85	5,044	52
12-31-15	13.72	0.51•	(0.71)	(0.20)	0.05	0.64	—	0.69	—	12.83	(1.65)	5.51	0.38	0.38	3.95	401	106
12-31-14	14.09	0.16	0.66	0.82	0.23	0.96	—	1.19	—	13.72	6.03	61.74	0.38	0.38	1.16	4	32
12-31-13	12.08	0.20•	2.56	2.76	0.14	0.63	—	0.77	0.02	14.09	23.53(c)	82.81	0.36	0.36	1.54	4	41
12-31-12	11.18	0.17	1.52	1.69	0.00*	0.79	—	0.79	—	12.08	15.23	54.27	0.37	0.37	1.39	4	44
Class S2
06-30-17	13.67	0.12•	1.10	1.22	—	—	—	—	—	14.89	8.92	0.67	0.55	0.55	1.66	1,336	22
12-31-16	12.70	0.34•	0.65	0.99	0.01	0.01	—	0.02	—	13.67	7.82	0.83	0.52	0.52	2.60	651	52
12-31-15	13.62	0.38•	(0.61)	(0.23)	0.05	0.64	—	0.69	—	12.70	(1.88)	5.76	0.53	0.53	2.84	14	106
12-31-14	14.00	0.13	0.66	0.79	0.21	0.96	—	1.17	—	13.62	5.80	61.99	0.53	0.53	1.01	4	32
12-31-13	12.07	0.18	2.55	2.73	0.19	0.63	—	0.82	0.02	14.00	23.36(c)	83.06	0.51	0.51	1.38	4	41
12-31-12	11.18	0.15	1.53	1.68	0.00*	0.79	—	0.79	—	12.07	15.13	54.52	0.52	0.52	1.24	4	44
Class Z
06-30-17	13.85	0.16•	1.12	1.28	—	—	—	—	—	15.13	9.24	0.27	0.00*	0.00*	2.15	104,208	22
12-31-16	12.80	0.47•	0.61	1.08	0.02	0.01	—	0.03	—	13.85	8.40	0.40	0.00	0.00	3.51	48,146	52
05-01-15(5) - 12-31-15	14.34	0.57•	(1.37)	(0.80)	0.10	0.64	—	0.74	—	12.80	(5.75)	5.12	0.00	0.00	6.74	1,086	106
See Accompanying Notes to Financial Statements
24

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2045 Portfolio
Class ADV
06-30-17	10.22	0.07•	0.88	0.95	—	—	—	—	—	11.17	9.30	0.75	0.66	0.66	1.25	142,101	18
12-31-16	10.55	0.17	0.61	0.78	0.17	0.94	—	1.11	—	10.22	7.67	0.76	0.64	0.64	1.70	139,777	41
12-31-15	12.16	0.16	(0.34)	(0.18)	0.12	1.31	—	1.43	—	10.55	(2.05)	0.76	0.64	0.64	1.44	133,884	36
12-31-14	12.25	0.10•	0.59	0.69	0.14	0.64	—	0.78	—	12.16	5.80	0.75	0.63	0.63	0.83	138,235	44
12-31-13	10.26	0.14•	2.26	2.40	0.10	0.31	—	0.41	—	12.25	23.74	0.75	0.61	0.61	1.27	128,133	48
12-31-12	9.18	0.12•	1.30	1.42	0.08	0.26	—	0.34	—	10.26	15.64	0.71	0.62	0.62	1.22	86,051	28
Class I
06-30-17	10.54	0.10•	0.91	1.01	—	—	—	—	—	11.55	9.58	0.25	0.16	0.16	1.78	41,254	18
12-31-16	10.84	0.24•	0.63	0.87	0.23	0.94	—	1.17	—	10.54	8.29	0.26	0.14	0.14	2.24	35,877	41
12-31-15	12.46	0.25•	(0.38)	(0.13)	0.18	1.31	—	1.49	—	10.84	(1.61)	0.26	0.14	0.14	2.09	27,900	36
12-31-14	12.52	0.18•	0.59	0.77	0.19	0.64	—	0.83	—	12.46	6.32	0.25	0.13	0.13	1.42	19,837	44
12-31-13	10.46	0.20•	2.31	2.51	0.14	0.31	—	0.45	—	12.52	24.34	0.25	0.11	0.11	1.74	11,306	48
12-31-12	9.34	0.17•	1.33	1.50	0.12	0.26	—	0.38	—	10.46	16.19	0.21	0.12	0.12	1.73	14,728	28
Class S
06-30-17	10.40	0.08•	0.90	0.98	—	—	—	—	—	11.38	9.42	0.50	0.41	0.41	1.54	81,998	18
12-31-16	10.70	0.21	0.62	0.83	0.19	0.94	—	1.13	—	10.40	8.05	0.51	0.39	0.39	1.91	76,656	41
12-31-15	12.32	0.20	(0.36)	(0.16)	0.15	1.31	—	1.46	—	10.70	(1.86)	0.51	0.39	0.39	1.66	80,586	36
12-31-14	12.40	0.13	0.60	0.73	0.17	0.64	—	0.81	—	12.32	6.01	0.50	0.38	0.38	1.07	90,710	44
12-31-13	10.37	0.18•	2.28	2.46	0.12	0.31	—	0.43	—	12.40	24.07	0.50	0.36	0.36	1.53	83,716	48
12-31-12	9.27	0.14•	1.32	1.46	0.10	0.26	—	0.36	—	10.37	15.88	0.46	0.37	0.37	1.42	54,383	28
Class S2
06-30-17	10.24	0.07•	0.88	0.95	—	—	—	—	—	11.19	9.28	0.65	0.56	0.56	1.35	19,387	18
12-31-16	10.56	0.20•	0.60	0.80	0.18	0.94	—	1.12	—	10.24	7.88	0.69	0.54	0.54	1.93	18,507	41
12-31-15	12.16	0.18•	(0.35)	(0.17)	0.12	1.31	—	1.43	—	10.56	(1.99)	0.76	0.54	0.54	1.54	16,368	36
12-31-14	12.24	0.11	0.60	0.71	0.15	0.64	—	0.79	—	12.16	5.95	0.75	0.53	0.53	0.90	20,479	44
12-31-13	10.25	0.16•	2.25	2.41	0.11	0.31	—	0.42	—	12.24	23.86	0.75	0.51	0.51	1.41	20,484	48
12-31-12	9.19	0.13•	1.29	1.42	0.10	0.26	—	0.36	—	10.25	15.65	0.71	0.52	0.52	1.33	13,683	28
Class Z
06-30-17	10.57	0.12•	0.90	1.02	—	—	—	—	—	11.59	9.65	0.25	0.00*	0.00*	2.13	131,882	18
12-31-16	10.85	0.34•	0.55	0.89	0.23	0.94	—	1.17	—	10.57	8.47	0.26	0.00	0.00	3.21	58,923	41
05-01-15(5) - 12-31-15	13.09	0.59•	(1.34)	(0.75)	0.18	1.31	—	1.49	—	10.85	(6.26)	0.32	0.00	0.00	8.27	544	36
Voya Index Solution 2050 Portfolio
Class ADV
06-30-17	13.65	0.10•	1.17	1.27	—	—	—	—	—	14.92	9.30	0.78	0.66	0.66	1.44	5,494	20
12-31-16	12.69	0.27•	0.73	1.00	0.01	0.03	—	0.04	—	13.65	7.94	1.03	0.64	0.64	2.05	3,296	49
12-31-15	13.68	0.44•	(0.68)	(0.24)	0.04	0.71	—	0.75	—	12.69	(1.97)	7.70	0.64	0.64	3.52	666	195
12-31-14	14.03	0.10	0.68	0.78	0.19	0.94	—	1.13	—	13.68	5.64	62.26	0.64	0.64	0.77	4	32
12-31-13	11.95	0.16	2.59	2.75	0.17	0.52	—	0.69	0.02	14.03	23.69(d)	83.28	0.62	0.62	1.20	4	39
12-31-12	11.18	0.14	1.55	1.69	—	0.92	—	0.92	—	11.95	15.24	42.58	0.62	0.62	1.14	4	43
See Accompanying Notes to Financial Statements
25

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2050 Portfolio (continued)
Class I
06-30-17	13.84	0.14•	1.19	1.33	—	—	—	—	—	15.17	9.61	0.28	0.16	0.16	1.98	1,694	20
12-31-16	12.80	0.33•	0.76	1.09	0.02	0.03	—	0.05	—	13.84	8.52	0.53	0.14	0.14	2.52	950	49
12-31-15	13.79	0.44•	(0.61)	(0.17)	0.11	0.71	—	0.82	—	12.80	(1.45)	7.20	0.14	0.14	3.47	295	195
12-31-14	14.14	0.18	0.67	0.85	0.26	0.94	—	1.20	—	13.79	6.12	61.76	0.14	0.14	1.29	5	32
12-31-13	12.02	0.22•	2.63	2.85	0.23	0.52	—	0.75	0.02	14.14	24.41(d)	82.78	0.12	0.12	1.70	4	39
12-31-12	11.19	0.20	1.56	1.76	0.01	0.92	—	0.93	—	12.02	15.83	42.08	0.12	0.12	1.65	4	43
Class S
06-30-17	13.83	0.13•	1.19	1.32	—	—	—	—	—	15.15	9.54	0.53	0.41	0.41	1.74	6,131	20
12-31-16	12.83	0.37•	0.68	1.05	0.02	0.03	—	0.05	—	13.83	8.20	0.78	0.39	0.39	2.76	3,987	49
12-31-15	13.80	0.55•	(0.74)	(0.19)	0.07	0.71	—	0.78	—	12.83	(1.60)	7.45	0.39	0.39	4.31	254	195
12-31-14	14.14	0.14	0.68	0.82	0.22	0.94	—	1.16	—	13.80	5.93	62.01	0.39	0.39	1.04	5	32
12-31-13	11.97	0.19•	2.61	2.80	0.13	0.52	—	0.65	0.02	14.14	24.03(d)	83.03	0.37	0.37	1.44	4	39
12-31-12	11.19	0.16	1.54	1.70	0.00*	0.92	—	0.92	—	11.97	15.33	42.33	0.37	0.37	1.35	4	43
Class S2
06-30-17	13.68	0.12•	1.16	1.28	—	—	—	—	—	14.96	9.36	0.68	0.56	0.56	1.61	1,302	20
12-31-16	12.71	0.35•	0.67	1.02	0.02	0.03	—	0.05	—	13.68	8.04	0.96	0.54	0.54	2.66	766	49
12-31-15	13.70	0.32•	(0.54)	(0.22)	0.06	0.71	—	0.77	—	12.71	(1.83)	7.70	0.54	0.54	2.43	14	195
12-31-14	14.05	0.12	0.67	0.79	0.20	0.94	—	1.14	—	13.70	5.71	62.26	0.54	0.54	0.88	4	32
12-31-13	11.97	0.17	2.59	2.76	0.18	0.52	—	0.70	0.02	14.05	23.76(d)	83.28	0.52	0.52	1.30	4	39
12-31-12	11.19	0.15	1.55	1.70	0.00*	0.92	—	0.92	—	11.97	15.33	42.58	0.52	0.52	1.28	4	43
Class Z
06-30-17	13.85	0.17•	1.18	1.35	—	—	—	—	—	15.20	9.75	0.28	0.00*	0.00*	2.27	55,343	20
12-31-16	12.80	0.49•	0.61	1.10	0.02	0.03	—	0.05	—	13.85	8.62	0.53	0.00	0.00	3.63	21,080	49
05-01-15(5) - 12-31-15	14.46	0.61•	(1.45)	(0.84)	0.11	0.71	—	0.82	—	12.80	(6.02)	7.05	0.00	0.00	7.16	576	195
Voya Index Solution 2055 Portfolio
Class ADV
06-30-17	13.01	0.09•	1.14	1.23	—	—	—	—	—	14.24	9.45	0.76	0.66	0.66	1.30	47,480	18
12-31-16	13.12	0.22•	0.75	0.97	0.18	0.90	—	1.08	—	13.01	7.61	0.78	0.64	0.64	1.68	43,002	42
12-31-15	14.69	0.20•	(0.45)	(0.25)	0.12	1.20	—	1.32	—	13.12	(2.15)	0.78	0.65	0.65	1.42	37,162	39
12-31-14	14.57	0.13•	0.74	0.87	0.14	0.61	—	0.75	—	14.69	6.08	0.78	0.63	0.63	0.88	31,811	44
12-31-13	12.06	0.17•	2.67	2.84	0.10	0.23	—	0.33	—	14.57	23.83	0.80	0.61	0.61	1.31	24,873	50
12-31-12	10.57	0.15•	1.48	1.63	0.03	0.11	—	0.14	—	12.06	15.52	0.74	0.62	0.62	1.29	13,319	28
Class I
06-30-17	13.29	0.13•	1.17	1.30	—	—	—	—	—	14.59	9.78	0.26	0.16	0.16	1.86	13,166	18
12-31-16	13.38	0.30•	0.75	1.05	0.24	0.90	—	1.14	—	13.29	8.10	0.28	0.14	0.14	2.24	10,595	42
12-31-15	14.94	0.32•	(0.50)	(0.18)	0.18	1.20	—	1.38	—	13.38	(1.66)	0.28	0.15	0.15	2.23	8,113	39
12-31-14	14.78	0.22•	0.74	0.96	0.19	0.61	—	0.80	—	14.94	6.61	0.28	0.13	0.13	1.44	3,974	44
12-31-13	12.21	0.26•	2.67	2.93	0.13	0.23	—	0.36	—	14.78	24.32	0.30	0.11	0.11	1.89	1,782	50
12-31-12	10.66	0.21•	1.50	1.71	0.05	0.11	—	0.16	—	12.21	16.18	0.24	0.12	0.12	1.80	1,750	28
See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2055 Portfolio (continued)
Class S
06-30-17	13.16	0.11•	1.16	1.27	—	—	—	—	—	14.43	9.65	0.51	0.41	0.41	1.59	28,109	18
12-31-16	13.25	0.25•	0.76	1.01	0.20	0.90	—	1.10	—	13.16	7.89	0.53	0.39	0.39	1.92	23,832	42
12-31-15	14.82	0.21	(0.43)	(0.22)	0.15	1.20	—	1.35	—	13.25	(1.93)	0.53	0.40	0.40	1.55	20,530	39
12-31-14	14.68	0.16•	0.76	0.92	0.17	0.61	—	0.78	—	14.82	6.35	0.53	0.38	0.38	1.09	20,758	44
12-31-13	12.13	0.21•	2.68	2.89	0.11	0.23	—	0.34	—	14.68	24.15	0.55	0.36	0.36	1.57	15,267	50
12-31-12	10.61	0.17•	1.50	1.67	0.04	0.11	—	0.15	—	12.13	15.89	0.49	0.37	0.37	1.48	8,886	28
Class S2
06-30-17	13.06	0.10•	1.15	1.25	—	—	—	—	—	14.31	9.57	0.66	0.56	0.56	1.47	8,347	18
12-31-16	13.17	0.24•	0.74	0.98	0.19	0.90	—	1.09	—	13.06	7.71	0.71	0.54	0.54	1.87	6,752	42
12-31-15	14.72	0.21•	(0.45)	(0.24)	0.11	1.20	—	1.31	—	13.17	(2.04)	0.78	0.55	0.55	1.50	5,816	39
12-31-14	14.59	0.13•	0.75	0.88	0.14	0.61	—	0.75	—	14.72	6.15	0.78	0.53	0.53	0.89	5,363	44
12-31-13	12.07	0.18•	2.67	2.85	0.10	0.23	—	0.33	—	14.59	23.92	0.80	0.51	0.51	1.36	5,212	50
12-31-12	10.58	0.17•	1.48	1.65	0.05	0.11	—	0.16	—	12.07	15.69	0.74	0.52	0.52	1.44	3,663	28
Class Z
06-30-17	13.33	0.15•	1.17	1.32	—	—	—	—	—	14.65	9.90	0.26	0.00	0.00	2.18	40,517	18
12-31-16	13.40	0.40•	0.67	1.07	0.24	0.90	—	1.14	—	13.33	8.24	0.28	0.00	0.00	3.06	17,543	42
05-01-15(5) - 12-31-15	15.69	0.28•	(1.19)	(0.91)	0.18	1.20	—	1.38	—	13.40	(6.22)	0.30	0.00	0.00	3.14	446	39
Voya Index Solution 2060 Portfolio
Class ADV
06-30-17	10.48	0.08•	0.92	1.00	—	—	—	—	—	11.48	9.54	0.96	0.66	0.66	1.51	2,992	32
12-31-16	9.77	0.21•	0.56	0.77	0.02	0.04	—	0.06	—	10.48	7.87	1.91	0.64	0.64	2.06	1,690	63
02-09-15(5) - 12-31-15	10.00	0.20•	(0.43)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.65	0.65	2.29	87	208
Class I
06-30-17	10.57	0.12•	0.93	1.05	—	—	—	—	—	11.62	9.93	0.46	0.16	0.16	2.13	315	32
12-31-16	9.82	0.26•	0.54	0.80	0.01	0.04	—	0.05	—	10.57	8.24	1.41	0.14	0.14	2.52	146	63
02-09-15(5) - 12-31-15	10.00	0.51•	(0.69)	(0.18)	—	—	—	—	—	9.82	(1.80)	36.01	0.15	0.15	5.86	32	208
Class S
06-30-17	10.52	0.10•	0.92	1.02	—	—	—	—	—	11.54	9.70	0.71	0.41	0.41	1.84	1,689	32
12-31-16	9.79	0.25•	0.54	0.79	0.02	0.04	—	0.06	—	10.52	8.06	1.66	0.39	0.39	2.46	863	63
02-09-15(5) - 12-31-15	10.00	0.58•	(0.79)	(0.21)	—	—	—	—	—	9.79	(2.10)	36.26	0.40	0.40	6.61	131	208
Class S2
06-30-17	10.50	0.12•	0.89	1.01	—	—	—	—	—	11.51	9.62	0.86	0.56	0.56	2.14	646	32
12-31-16	9.77	0.26•	0.51	0.77	—	0.04	—	0.04	—	10.50	7.92	1.84	0.54	0.54	2.61	139	63
02-09-15(5) - 12-31-15	10.00	0.06•	(0.29)	(0.23)	—	—	—	—	—	9.77	(2.30)	36.51	0.55	0.55	0.73	4	208
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Solution 2060 Portfolio (continued)
Class Z
06-30-17	10.60	0.13•	0.92	1.05	—	—	—	—	—	11.65	9.91	0.46	0.00*	0.00*	2.32	8,859	32
12-31-16	9.82	0.50•	0.34	0.84	0.02	0.04	—	0.06	—	10.60	8.58	1.41	0.00	0.00	4.95	3,068	63
05-01-15(5) - 12-31-15	10.46	0.03•	(0.67)	(0.64)	—	—	—	—	—	9.82	(6.12)	35.54	0.00	0.00	0.52	143	208

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2020 Portfolio $22 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 13.41%, 13.88%, 13.50%, 13.50% and 13.16% on Classes ADV, I, S, S2 and T, respectively.

(b)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2030 Portfolio $24 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 18.53%, 19.14%, 18.60%, 18.62% and 18.38% on Classes ADV, I, S, S2 and T, respectively.

(c)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2040 Portfolio $30 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 23.01%, 23.72%, 23.35%, 23.18% and 22.85% on Classes ADV, I, S, S2 and T, respectively.

(d)
During the year ended December 31, 2013, Voya Investments, LLC voluntarily reimbursed Voya Index Solution 2050 Portfolio $31 for the foregone investment opportunities attributable to uninvested cash. Excluding this payment by affiliate, total return would have been 23.51%, 24.22%, 23.85%, 23.58% and 23.35% on Classes ADV, I, S, S2 and T, respectively.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2020 Portfolio (“Index Solution 2020”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”) and Voya Index Solution 2060 Portfolio (“Index Solution 2060”), each a diversified series of the Company.
Index Solution 2020, Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055 and Index Solution 2060 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).
The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Prior to May 1, 2017, Directed Services LLC, a Delaware limited liability company, served as the investment adviser to the Portfolios. There were no changes to the services provided or the fees charged to the Portfolios upon the replacement of Directed Services LLC with Voya Investments. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board. Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a
Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the period ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.
C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.
G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2017, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Certain Portfolios also purchased and sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2017, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts purchased and sold for Index Solution Income, Index Solution 2020, Index Solution
2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, index Solution 2050 and Index Solution 2055. There were no open futures contracts purchased or sold for Index Solution 2060 at June 30, 2017.
	Purchased	Sold
Index Solution Income	$6,444,542	$6,364,848
Index Solution 2020	2,237,088	2,200,770
Index Solution 2025	9,841,823	9,695,493
Index Solution 2030	2,294,550	2,200,770
Index Solution 2035	8,438,459	8,326,613
Index Solution 2040	1,342,781	1,308,358
Index Solution 2045	5,551,553	5,411,913
Index Solution 2050	501,485	713,930
Index Solution 2055	1,808,209	1,784,825
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS
For the six months ended June 30, 2017, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:
	Purchases	Sales
Index Solution Income	$121,889,970	$96,736,872
Index Solution 2020	109,959,988	41,269,492
Index Solution 2025	225,470,321	137,017,748
Index Solution 2030	137,500,204	36,372,331
Index Solution 2035	180,205,439	95,608,376
Index Solution 2040	75,405,957	19,468,945
Index Solution 2045	124,290,751	67,536,746
Index Solution 2050	46,078,854	9,930,173
Index Solution 2055	46,908,641	20,907,079
Index Solution 2060	10,958,841	3,110,581
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.
The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Index Solution Income	40.28%
	Index Solution 2020	8.16
	Index Solution 2025	16.65
	Index Solution 2030	5.19
	Index Solution 2035	13.29
	Index Solution 2045	11.20
	Index Solution 2055	9.11
Voya Retirement Insurance and Annuity Company	Index Solution Income	59.68
	Index Solution 2020	91.84
	Index Solution 2025	83.24
	Index Solution 2030	94.81
	Index Solution 2035	86.67
	Index Solution 2040	97.65
	Index Solution 2045	88.80
	Index Solution 2050	96.39
	Index Solution 2055	90.89
	Index Solution 2060	97.09
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed in the table below.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Portfolio	Class ADV(1)(2)	Class I(1)(2)	Class S(1)(2)	Class S2(1)(2)	Class Z(3)(4)
Index Solution Income	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2020	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2025	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2030	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2035	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2040	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2045	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2050	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2055	0.89%	0.39%	0.64%	0.79%	0.00%
Index Solution 2060	0.89%	0.39%	0.64%	0.79%	0.00%

(1)
The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)
As of May 1, 2017, any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(3)
Pursuant to a side letter agreement, through May 1, 2018, the Investment Adviser has agreed to waive all or a portion of the management fee so that the direct expense limits are 0.00% for all Portfolios. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
The operating expense limits shown apply only at each Portfolio level and do not include the fees payable by the Underlying Funds in which each Portfolio invests.

Prior to May 1, 2017, the expense limits were:
Portfolio(5)	Class ADV	Class I	Class S	Class S2
Index Solution Income	1.01%	0.51%	0.76%	0.91%
Index Solution 2020	1.01%	0.51%	0.76%	0.91%
Index Solution 2025	1.01%	0.51%	0.76%	0.91%
Index Solution 2030	1.01%	0.51%	0.76%	0.91%
Index Solution 2035	1.01%	0.51%	0.76%	0.91%
Index Solution 2040	1.00%	0.50%	0.75%	0.90%
Index Solution 2045	1.01%	0.51%	0.76%	0.91%
Index Solution 2050	1.01%	0.51%	0.76%	0.91%
Index Solution 2055	1.01%	0.51%	0.76%	0.91%
Index Solution 2060	1.01%	0.51%	0.76%	0.91%

(5)
The operating expense limits took into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio was based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Prior to May 1, 2017, the Investment Adviser was able to recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio did not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
The Expense Limitation Agreement is contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Portfolios did not utilize the line of credit during the six months ended June 30, 2017.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2017	557,909	—	—	(1,478,958)	(921,049)	5,555,196	—	—	(14,703,128)	(9,147,932)
12/31/2016	1,757,497	—	371,692	(3,908,445)	(1,779,256)	17,037,732	—	3,631,432	(37,893,146)	(17,223,982)
Class I
6/30/2017	306,076	—	—	(1,065,729)	(759,653)	3,098,474	—	—	(10,855,049)	(7,756,575)
12/31/2016	411,277	—	100,188	(704,445)	(192,980)	4,109,474	—	1,001,877	(7,033,363)	(1,922,012)
Class S
6/30/2017	236,863	—	—	(1,299,708)	(1,062,845)	2,396,403	—	—	(13,137,533)	(10,741,130)
12/31/2016	692,560	—	560,841	(4,173,828)	(2,920,427)	6,821,948	—	5,557,940	(40,942,521)	(28,562,633)
Class S2
6/30/2017	53,833	—	—	(134,491)	(80,658)	533,467	—	—	(1,329,582)	(796,115)
12/31/2016	302,117	—	39,994	(476,597)	(134,486)	2,910,178	—	388,739	(4,588,398)	(1,289,481)
Class Z
6/30/2017	6,305,558	—	—	(1,368,109)	4,937,449	64,722,191	—	—	(13,972,664)	50,749,527
12/31/2016	7,750,816	—	83,732	(910,013)	6,924,535	77,500,077	—	839,827	(9,086,623)	69,253,281
Index Solution 2020
Class ADV
6/30/2017	519,100	—	—	(185,476)	333,624	6,444,742	—	—	(2,311,800)	4,132,942
12/31/2016	1,054,518	—	1,682	(336,704)	719,496	12,205,040	—	20,075	(3,964,761)	8,260,354
Class I
6/30/2017	146,335	—	—	(135,929)	10,406	1,853,866	—	—	(1,757,946)	95,920
12/31/2016	280,008	—	358	(18,891)	261,475	3,363,327	—	4,353	(220,531)	3,147,149
Class S
6/30/2017	301,334	—	—	(285,769)	15,565	3,821,104	—	—	(3,615,026)	206,078
12/31/2016	752,349	—	609	(127,208)	625,750	9,012,238	—	7,399	(1,525,863)	7,493,774
Class S2
6/30/2017	32,350	—	—	(16,924)	15,426	410,078	—	—	(210,348)	199,730
12/31/2016	287,919	—	165	(46,919)	241,165	3,412,223	—	1,997	(532,075)	2,882,145
Class Z
6/30/2017	5,402,975	—	—	(451,398)	4,951,577	68,858,320	—	—	(5,784,163)	63,074,157
12/31/2016	6,273,312	—	4,385	(491,288)	5,786,409	75,668,130	—	53,453	(5,961,284)	69,760,299
Index Solution 2025
Class ADV
6/30/2017	1,209,651	—	—	(2,629,109)	(1,419,458)	12,496,663	—	—	(26,988,524)	(14,491,861)
12/31/2016	3,154,325	—	2,110,559	(4,568,562)	696,322	31,493,273	—	20,620,164	(45,898,182)	6,215,255
Class I
6/30/2017	529,053	—	—	(993,226)	(464,173)	5,537,141	—	—	(10,426,308)	(4,889,167)
12/31/2016	953,157	—	519,524	(618,362)	854,319	9,785,563	—	5,184,848	(6,320,110)	8,650,301
Class S
6/30/2017	499,434	—	—	(1,750,285)	(1,250,851)	5,198,832	—	—	(18,295,998)	(13,097,166)
12/31/2016	1,759,298	—	1,361,663	(4,282,561)	(1,161,600)	17,733,882	—	13,466,850	(43,421,336)	(12,220,604)
Class S2
6/30/2017	216,690	—	—	(326,581)	(109,891)	2,225,073	—	—	(3,354,259)	(1,129,186)
12/31/2016	464,377	—	304,868	(755,404)	13,841	4,620,137	—	2,966,360	(7,633,634)	(47,137)
Class Z
6/30/2017	11,458,008	—	—	(346,070)	11,111,938	121,694,441	—	—	(3,677,426)	118,017,015
12/31/2016	11,517,559	—	495,023	(530,329)	11,482,253	118,021,712	—	4,950,232	(5,398,757)	117,573,187
Index Solution 2030
Class ADV
6/30/2017	485,255	—	—	(93,866)	391,389	6,727,034	—	—	(1,291,813)	5,435,221
12/31/2016	765,208	—	702	(163,945)	601,965	9,736,426	—	9,124	(2,072,010)	7,673,540
Class I
6/30/2017	122,032	—	—	(84,815)	37,217	1,709,438	—	—	(1,180,091)	529,347
12/31/2016	166,654	—	303	(67,898)	99,059	2,138,175	—	4,012	(902,410)	1,239,777
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2030 (continued)
Class S
6/30/2017	241,010	—	—	(61,136)	179,874	3,383,881	—	—	(861,217)	2,522,664
12/31/2016	563,415	—	319	(113,604)	450,130	7,371,588	—	4,205	(1,491,566)	5,884,227
Class S2
6/30/2017	27,782	—	—	(23,340)	4,442	388,096	—	—	(327,800)	60,296
12/31/2016	147,444	—	125	(20,760)	126,809	1,882,849	—	1,631	(263,990)	1,620,490
Class Z
6/30/2017	6,628,727	—	—	(178,183)	6,450,544	94,103,007	—	—	(2,543,512)	91,559,495
12/31/2016	5,419,901	—	2,816	(161,825)	5,260,892	71,494,654	—	37,313	(2,141,572)	69,390,395
Index Solution 2035
Class ADV
6/30/2017	1,206,300	—	—	(2,329,542)	(1,123,242)	12,672,414	—	—	(24,287,197)	(11,614,783)
12/31/2016	2,979,966	—	2,139,450	(3,962,090)	1,157,326	29,828,035	—	20,859,643	(39,867,145)	10,820,533
Class I
6/30/2017	525,003	—	—	(586,288)	(61,285)	5,580,644	—	—	(6,252,002)	(671,358)
12/31/2016	927,921	—	470,087	(278,167)	1,119,841	9,590,177	—	4,691,464	(2,854,854)	11,426,787
Class S
6/30/2017	669,393	—	—	(1,585,227)	(915,834)	7,136,749	—	—	(16,756,317)	(9,619,568)
12/31/2016	1,603,662	—	1,262,226	(3,547,916)	(682,028)	16,320,237	—	12,458,169	(36,082,453)	(7,304,047)
Class S2
6/30/2017	186,148	—	—	(160,653)	25,495	1,949,925	—	—	(1,679,946)	269,979
12/31/2016	536,606	—	336,554	(612,158)	261,002	5,358,701	—	3,274,673	(6,145,494)	2,487,880
Class Z
6/30/2017	9,862,645	—	—	(377,875)	9,484,770	107,142,102	—	—	(4,090,177)	103,051,925
12/31/2016	9,322,101	—	475,386	(191,420)	9,606,067	96,033,438	—	4,758,615	(1,967,412)	98,824,641
Index Solution 2040
Class ADV
6/30/2017	246,059	—	—	(59,807)	186,252	3,523,509	—	—	(857,987)	2,665,522
12/31/2016	370,116	—	276	(84,750)	285,642	4,769,724	—	3,655	(1,104,069)	3,669,310
Class I
6/30/2017	52,045	—	—	(20,549)	31,496	746,631	—	—	(295,921)	450,710
12/31/2016	41,205	—	68	(6,483)	34,790	536,998	—	921	(88,273)	449,646
Class S
6/30/2017	161,806	—	—	(65,882)	95,924	2,360,813	—	—	(953,666)	1,407,147
12/31/2016	411,083	—	212	(77,707)	333,588	5,492,155	—	2,856	(1,015,554)	4,479,457
Class S2
6/30/2017	44,591	—	—	(2,518)	42,073	645,544	—	—	(36,074)	609,470
12/31/2016	53,128	—	47	(6,646)	46,529	693,973	—	629	(88,396)	606,206
Class Z
6/30/2017	3,543,899	—	—	(131,424)	3,412,475	52,109,701	—	—	(1,896,056)	50,213,645
12/31/2016	3,504,110	—	1,968	(113,852)	3,392,226	46,977,115	—	26,551	(1,527,287)	45,476,379
Index Solution 2045
Class ADV
6/30/2017	1,079,452	—	—	(2,032,079)	(952,627)	11,662,531	—	—	(21,647,073)	(9,984,542)
12/31/2016	2,360,032	—	1,402,265	(2,784,447)	977,850	24,248,207	—	13,994,611	(28,446,613)	9,796,205
Class I
6/30/2017	439,840	—	—	(270,942)	168,898	4,863,480	—	—	(3,013,192)	1,850,288
12/31/2016	767,211	—	338,389	(275,321)	830,279	8,111,369	—	3,475,255	(2,909,050)	8,677,574
Class S
6/30/2017	579,751	—	—	(744,445)	(164,694)	6,401,223	—	—	(8,125,003)	(1,723,780)
12/31/2016	1,248,296	—	748,878	(2,154,611)	(157,437)	13,009,971	—	7,593,619	(22,382,822)	(1,779,232)
Class S2
6/30/2017	169,644	—	—	(245,373)	(75,729)	1,844,282	—	—	(2,655,126)	(810,844)
12/31/2016	390,585	—	177,420	(310,107)	257,898	4,045,254	—	1,772,423	(3,199,726)	2,617,951
37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Solution 2045 (continued)
Class Z
6/30/2017	5,986,052	—	—	(182,775)	5,803,277	67,432,737	—	—	(2,044,700)	65,388,037
12/31/2016	5,322,803	—	268,068	(68,555)	5,522,316	56,547,347	—	2,761,099	(731,237)	58,577,209
Index Solution 2050
Class ADV
6/30/2017	172,801	—	—	(46,245)	126,556	2,503,314	—	—	(667,024)	1,836,290
12/31/2016	225,991	—	544	(37,453)	189,082	2,938,579	—	7,244	(487,762)	2,458,061
Class I
6/30/2017	47,849	—	—	(4,807)	43,042	692,292	—	—	(69,848)	622,444
12/31/2016	52,400	—	198	(7,015)	45,583	679,924	—	2,666	(92,458)	590,132
Class S
6/30/2017	181,804	—	—	(65,312)	116,492	2,650,705	—	—	(952,468)	1,698,237
12/31/2016	317,982	—	404	(50,007)	268,379	4,259,326	—	5,451	(672,963)	3,591,814
Class S2
6/30/2017	34,275	—	—	(3,328)	30,947	498,184	—	—	(48,329)	449,855
12/31/2016	61,739	—	98	(6,868)	54,969	805,340	—	1,305	(89,834)	716,811
Class Z
6/30/2017	2,142,505	—	—	(22,942)	2,119,563	31,522,221	—	—	(344,307)	31,177,914
12/31/2016	1,501,501	—	1,741	(26,136)	1,477,106	20,155,127	—	23,471	(353,464)	19,825,134
Index Solution 2055
Class ADV
6/30/2017	460,082	—	—	(432,965)	27,117	6,309,804	—	—	(5,887,913)	421,891
12/31/2016	944,610	—	250,385	(721,251)	473,744	12,194,729	—	3,179,890	(9,341,279)	6,033,340
Class I
6/30/2017	146,666	—	—	(41,591)	105,075	2,052,451	—	—	(581,614)	1,470,837
12/31/2016	307,196	—	59,581	(176,025)	190,752	4,058,952	—	771,570	(2,356,125)	2,474,397
Class S
6/30/2017	345,097	—	—	(208,113)	136,984	4,820,994	—	—	(2,890,348)	1,930,646
12/31/2016	605,714	—	136,729	(480,292)	262,151	7,892,568	—	1,754,234	(6,208,601)	3,438,201
Class S2
6/30/2017	90,476	—	—	(24,204)	66,272	1,253,339	—	—	(337,973)	915,366
12/31/2016	171,377	—	41,176	(137,039)	75,514	2,223,368	—	524,576	(1,772,787)	975,157
Class Z
6/30/2017	1,525,348	—	—	(75,477)	1,449,871	21,620,729	—	—	(1,080,248)	20,540,481
12/31/2016	1,243,694	—	53,428	(14,742)	1,282,380	16,485,784	—	693,500	(194,544)	16,984,740
Index Solution 2060
Class ADV
6/30/2017	145,009	—	—	(45,714)	99,295	1,602,708	—	—	(503,232)	1,099,476
12/31/2016	201,121	—	553	(49,297)	152,377	1,982,420	—	5,647	(490,919)	1,497,148
Class I
6/30/2017	17,624	—	—	(4,365)	13,259	197,716	—	—	(47,025)	150,691
12/31/2016	12,420	—	52	(1,893)	10,579	125,354	—	540	(19,888)	106,006
Class S
6/30/2017	88,884	—	—	(24,569)	64,315	985,129	—	—	(275,992)	709,137
12/31/2016	90,967	—	234	(22,577)	68,624	920,206	—	2,396	(229,803)	692,799
Class S2
6/30/2017	45,397	—	—	(2,466)	42,931	497,643	—	—	(27,841)	469,802
12/31/2016	23,184	—	19	(10,440)	12,763	234,817	—	194	(103,465)	131,546
Class Z
6/30/2017	548,442	—	—	(77,499)	470,943	6,207,370	—	—	(871,327)	5,336,043
12/31/2016	286,270	—	314	(11,685)	274,899	2,981,270	—	3,235	(119,660)	2,864,845
38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2017. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2016 was as follows:
	Ordinary Income	Long-term Capital Gains
Index Solution Income	$6,130,417	$5,289,568
Index Solution 2020	85,035	2,244
Index Solution 2025	11,005,200	36,183,554
Index Solution 2030	52,131	4,156
Index Solution 2035	8,750,297	37,292,619
Index Solution 2040	29,939	4,692
Index Solution 2045	5,102,627	24,494,725
Index Solution 2050	35,891	4,272
Index Solution 2055	1,243,590	5,680,515
	Ordinary Income	Long-term Capital Gains
Index Solution 2060	9,568	2,561
The tax-basis components of distributable earnings as of December 31, 2016 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$8,424,022	$2,051,846	$(17,282,000)
Index Solution 2020	1,896,813	868,494	(198,206)
Index Solution 2025	11,315,381	14,461,980	(19,998,429)
Index Solution 2030	1,515,853	801,007	289,440
Index Solution 2035	9,591,682	16,028,359	(17,151,980)
Index Solution 2040	989,707	528,071	578,346
Index Solution 2045	5,799,492	11,829,530	(11,916,548)
Index Solution 2050	450,802	317,998	326,260
Index Solution 2055	1,797,814	2,996,819	(3,953,780)
Index Solution 2060	118,800	68,392	27,999
At December 31, 2016, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2017, the Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.1611	$—	$0.0473	August 7, 2017	August 3, 2017
Class I	$0.2170	$—	$0.0473	August 7, 2017	August 3, 2017
Class S	$0.1888	$—	$0.0473	August 7, 2017	August 3, 2017
Class S2	$0.1753	$—	$0.0473	August 7, 2017	August 3, 2017
Class Z	$0.2170	$—	$0.0473	August 7, 2017	August 3, 2017
Index Solution 2020
Class ADV	$0.0551	$0.0439	$0.0602	August 7, 2017	August 3, 2017
Class I	$0.0913	$0.0439	$0.0602	August 7, 2017	August 3, 2017
Class S	$0.0755	$0.0439	$0.0602	August 7, 2017	August 3, 2017
Class S2	$0.0723	$0.0439	$0.0602	August 7, 2017	August 3, 2017
Class Z	$0.0913	$0.0439	$0.0602	August 7, 2017	August 3, 2017
39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2017 (Unaudited) (continued)

NOTE 11 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Index Solution 2025
Class ADV	$0.1362	$—	$0.2133	August 7, 2017	August 3, 2017
Class I	$0.1896	$—	$0.2133	August 7, 2017	August 3, 2017
Class S	$0.1623	$—	$0.2133	August 7, 2017	August 3, 2017
Class S2	$0.1490	$—	$0.2133	August 7, 2017	August 3, 2017
Class Z	$0.1896	$—	$0.2133	August 7, 2017	August 3, 2017
Index Solution 2030
Class ADV	$0.0455	$0.0315	$0.0528	August 7, 2017	August 3, 2017
Class I	$0.0697	$0.0315	$0.0528	August 7, 2017	August 3, 2017
Class S	$0.0595	$0.0315	$0.0528	August 7, 2017	August 3, 2017
Class S2	$0.0458	$0.0315	$0.0528	August 7, 2017	August 3, 2017
Class Z	$0.0699	$0.0315	$0.0528	August 7, 2017	August 3, 2017
Index Solution 2035
Class ADV	$0.1331	$—	$0.2727	August 7, 2017	August 3, 2017
Class I	$0.1850	$—	$0.2727	August 7, 2017	August 3, 2017
Class S	$0.1579	$—	$0.2727	August 7, 2017	August 3, 2017
Class S2	$0.1469	$—	$0.2727	August 7, 2017	August 3, 2017
Class Z	$0.1851	$—	$0.2727	August 7, 2017	August 3, 2017
Index Solution 2040
Class ADV	$0.0512	$0.0358	$0.0583	August 7, 2017	August 3, 2017
Class I	$0.0741	$0.0358	$0.0583	August 7, 2017	August 3, 2017
Class S	$0.0639	$0.0358	$0.0583	August 7, 2017	August 3, 2017
Class S2	$0.0611	$0.0358	$0.0583	August 7, 2017	August 3, 2017
Class Z	$0.0743	$0.0358	$0.0583	August 7, 2017	August 3, 2017
Index Solution 2045
Class ADV	$0.1237	$—	$0.3156	August 7, 2017	August 3, 2017
Class I	$0.1774	$—	$0.3156	August 7, 2017	August 3, 2017
Class S	$0.1519	$—	$0.3156	August 7, 2017	August 3, 2017
Class S2	$0.1372	$—	$0.3156	August 7, 2017	August 3, 2017
Class Z	$0.1774	$—	$0.3156	August 7, 2017	August 3, 2017
Index Solution 2050
Class ADV	$0.0426	$0.0228	$0.0615	August 7, 2017	August 3, 2017
Class I	$0.0658	$0.0228	$0.0615	August 7, 2017	August 3, 2017
Class S	$0.0564	$0.0228	$0.0615	August 7, 2017	August 3, 2017
Class S2	$0.0511	$0.0228	$0.0615	August 7, 2017	August 3, 2017
Class Z	$0.0662	$0.0228	$0.0615	August 7, 2017	August 3, 2017
Index Solution 2055
Class ADV	$0.1367	$0.0100	$0.3010	August 7, 2017	August 3, 2017
Class I	$0.1957	$0.0100	$0.3010	August 7, 2017	August 3, 2017
Class S	$0.1694	$0.0100	$0.3010	August 7, 2017	August 3, 2017
Class S2	$0.1522	$0.0100	$0.3010	August 7, 2017	August 3, 2017
Class Z	$0.1958	$0.0100	$0.3010	August 7, 2017	August 3, 2017
Index Solution 2060
Class ADV	$0.0317	$0.0412	$0.0504	August 7, 2017	August 3, 2017
Class I	$0.0489	$0.0412	$0.0504	August 7, 2017	August 3, 2017
Class S	$0.0429	$0.0412	$0.0504	August 7, 2017	August 3, 2017
Class S2	$0.0450	$0.0412	$0.0504	August 7, 2017	August 3, 2017
Class Z	$0.0495	$0.0412	$0.0504	August 7, 2017	August 3, 2017
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.
40

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.9%
153,158	iShares 1-3 Year Treasury Bond ETF	$12,940,320	2.9
74,556	iShares Russell 1000 Growth Index Fund	8,873,655	2.0
15,644	iShares Russell 1000 Value Index Fund	1,821,431	0.4
929,009	PowerShares Senior Loan Portfolio	21,497,268	4.8
232,590	SPDR Bloomberg Barclays High Yield Bond ETF	8,652,348	1.9
112,449	SPDR Dow Jones International Real Estate	4,284,307	0.9
51,614	Vanguard REIT	4,295,833	1.0
	Total Exchange-Traded Funds (Cost $64,010,840)	62,365,162	13.9
MUTUAL FUNDS:85.9%
	Affiliated Investment Companies: 84.5%
1,227,932	Voya Emerging Markets Index Portfolio Class P2	13,691,443	3.0
3,267,738	Voya International Index Portfolio Class P2	32,219,897	7.2
903,591	Voya Russell Mid Cap Index Portfolio Class P2	13,436,395	3.0
22,411,426	Voya U.S. Bond Index Portfolio Class P2	238,233,458	53.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
5,444,885	@	Voya U.S. Stock Index Portfolio Class P2	$81,999,970	18.3
			379,581,163	84.5
		Unaffiliated Investment Companies: 1.4%
1,326,810	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,395,223	1.4
		Total Mutual Funds (Cost $378,597,930)	385,976,386	85.9
		Total Investments in Securities (Cost $442,608,770)	$448,341,548	99.8
		Assets in Excess of Other Liabilities	1,013,588	0.2
		Net Assets	$449,355,136	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $452,720,976.
Gross Unrealized Appreciation	$9,390,646
Gross Unrealized Depreciation	(13,770,074)
Net Unrealized Depreciation	$(4,379,428)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$62,365,162	$—	$—	$62,365,162
Mutual Funds	385,976,386	—	—	385,976,386
Total Investments, at fair value	$448,341,548	$—	$—	$448,341,548
Other Financial Instruments+
Futures	16,368	—	—	16,368
Total Assets	$448,357,916	$—	$—	$448,357,916
Liabilities Table
Other Financial Instruments+
Futures	$(157,073)	$—	$—	$(157,073)
Total Liabilities	$(157,073)	$—	$—	$(157,073)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
41

PORTFOLIO OF INVESTMENTS
Voya Index Solution Income Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$—	$13,647,219	$(145,465)	$189,689	$13,691,443	$141,706	$3,682	$—
Voya International Index Portfolio - Class I	24,909,003	5,855,737	(32,297,788)	1,533,048	—	—	39,969	—
Voya International Index Portfolio Class P2	—	31,054,487	(515,337)	1,680,747	32,219,897	735,182	29,803	—
Voya Russell Mid Cap Index Portfolio Class P2	—	13,468,127	(166,826)	135,094	13,436,395	190,516	(464,368)	873,065
Voya Russell™ Mid Cap Index Portfolio - Class I	12,264,095	1,206,765	(13,039,810)	(431,050)	—	—	(742)	—
Voya U.S. Bond Index Portfolio - Class I	217,261,578	30,708,187	(251,084,193)	3,114,428	—	1,734,348	(9,032)	—
Voya U.S. Bond Index Portfolio Class P2	—	243,179,918	(3,802,441)	(1,144,019)	238,233,458	949,921	107	—
Voya U.S. Stock Index Portfolio - Class I	94,857,296	10,738,903	(105,120,059)	(476,140)	—	—	292,107	—
Voya U.S. Stock Index Portfolio Class P2	—	79,753,682	(5,112,818)	7,359,106	81,999,970	—	147,951	—
	$349,291,972	$429,613,025	$(411,284,737)	$11,960,903	$379,581,163	$3,751,673	$39,477	$873,065

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	114	09/15/17	$4,467,346	$(157,073)
			$4,467,346	$(157,073)
Short Contracts
S&P 500 E-Mini	(35)	09/15/17	(4,236,575)	16,368
			$(4,236,575)	$16,368

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$16,368
Total Asset Derivatives		$16,368
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$157,073
Total Liability Derivatives		$157,073

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(216,876)
Total	$(216,876)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(140,705)
Total	$(140,705)

See Accompanying Notes to Financial Statements
42

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.0%
38,961	iShares 1-3 Year Treasury Bond ETF	$3,291,815	1.8
12,663	iShares Barclays 20+ Year Treasury Bond Fund	1,584,395	0.9
28,712	iShares Russell 1000 Growth Index Fund	3,417,302	1.9
13,885	iShares Russell 1000 Value Index Fund	1,616,630	0.9
366,458	PowerShares Senior Loan Portfolio	8,479,838	4.8
92,034	SPDR Bloomberg Barclays High Yield Bond ETF	3,423,665	1.9
43,301	SPDR Dow Jones International Real Estate	1,649,768	0.9
18,479	Vanguard REIT	1,538,007	0.9
	Total Exchange-Traded Funds (Cost $25,003,227)	25,001,420	14.0
MUTUAL FUNDS:85.7%
	Affiliated Investment Companies: 84.2%
566,623	Voya Emerging Markets Index Portfolio Class P2	6,317,848	3.6
2,029,246	Voya International Index Portfolio Class P2	20,008,365	11.2
361,132	Voya Russell Mid Cap Index Portfolio Class P2	5,370,027	3.0
368,313	Voya Russell Small Cap Index Portfolio Class P2	5,292,657	3.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
6,055,701		Voya U.S. Bond Index Portfolio Class P2	$64,372,098	36.1
3,232,289	@	Voya U.S. Stock Index Portfolio Class P2	48,678,267	27.3
			150,039,262	84.2
		Unaffiliated Investment Companies: 1.5%
543,467	@	Credit Suisse Commodity Return Strategy Fund - Class I	2,619,510	1.5
		Total Mutual Funds (Cost $148,411,257)	152,658,772	85.7
		Total Investments in Securities (Cost $173,414,484)	$177,660,192	99.7
		Assets in Excess of Other Liabilities	578,539	0.3
		Net Assets	$178,238,731	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $173,784,821.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,604,594
Gross Unrealized Depreciation	(729,223)
Net Unrealized Appreciation	$3,875,371

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,001,420	$—	$—	$25,001,420
Mutual Funds	152,658,772	—	—	152,658,772
Total Investments, at fair value	$177,660,192	$—	$—	$177,660,192
Other Financial Instruments+
Futures	5,612	—	—	5,612
Total Assets	$177,665,804	$—	$—	$177,665,804
Liabilities Table
Other Financial Instruments+
Futures	$(56,491)	$—	$—	$(56,491)
Total Liabilities	$(56,491)	$—	$—	$(56,491)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
43

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio Class P2	$—	$6,323,375	$(95,362)	$89,835	$6,317,848	$65,293	$3,682	$—
Voya International Index Portfolio - Class I	11,606,868	6,029,411	(17,487,765)	(148,514)	—	—	39,969	—
Voya International Index Portfolio Class P2	—	18,881,428	(454,187)	1,581,124	20,008,365	426,858	29,803	—
Voya Russell Mid Cap Index Portfolio Class P2	—	5,543,517	(100,837)	(72,653)	5,370,027	71,015	83,260	325,437
Voya Russell Small Cap Index Portfolio Class P2	—	5,450,068	(102,754)	(54,657)	5,292,657	51,570	(137,693)	330,131
Voya Russell™ Mid Cap Index Portfolio - Class I	4,088,701	2,109,889	(6,055,943)	(142,647)	—	—	(742)	—
Voya Russell™ Small Cap Index Portfolio - Class I	2,067,165	2,548,707	(4,437,440)	(178,432)	—	—	1,313	—
Voya U.S. Bond Index Portfolio - Class I	35,191,642	25,092,532	(61,108,834)	824,660	—	343,959	(9,032)	—
Voya U.S. Bond Index Portfolio Class P2	—	67,394,291	(2,979,661)	(42,532)	64,372,098	248,157	107	—
Voya U.S. Stock Index Portfolio - Class I	31,334,504	18,896,099	(49,961,899)	(268,704)	—	—	292,110	—
Voya U.S. Stock Index Portfolio Class P2	—	49,064,360	(3,189,483)	2,803,390	48,678,267	—	147,935	—
	$84,288,880	$207,333,677	$(145,974,165)	$4,390,870	$150,039,262	$1,206,852	$450,712	$655,568

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	41	09/15/17	$1,606,677	$(56,491)
			$1,606,677	$(56,491)
Short Contracts
S&P 500 E-Mini	(12)	09/15/17	(1,452,540)	5,612
			$(1,452,540)	$5,612

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$5,612
Total Asset Derivatives		$5,612
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$56,491
Total Liability Derivatives		$56,491

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
44

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2020 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(46,525)
Total	$(46,525)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(50,879)
Total	$(50,879)

See Accompanying Notes to Financial Statements
45

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
162,007	iShares 1-3 Year Treasury Bond ETF	$13,687,971	1.9
54,481	iShares Barclays 20+ Year Treasury Bond Fund	6,816,663	1.0
117,335	iShares Russell 1000 Growth Index Fund	13,965,212	1.9
55,257	iShares Russell 1000 Value Index Fund	6,433,573	0.9
1,508,342	PowerShares Senior Loan Portfolio	34,903,034	4.9
375,669	SPDR Bloomberg Barclays High Yield Bond ETF	13,974,887	2.0
173,205	SPDR Dow Jones International Real Estate	6,599,110	0.9
79,501	Vanguard REIT	6,616,868	0.9
	Total Exchange-Traded Funds (Cost $104,240,386)	102,997,318	14.4
MUTUAL FUNDS: 85.4%
	Affiliated Investment Companies: 83.9%
3,255,726	Voya Emerging Markets Index Portfolio Class P2	36,301,345	5.1
10,359,228	Voya International Index Portfolio Class P2	102,141,987	14.3
2,160,394	Voya Russell Mid Cap Index Portfolio Class P2	32,125,056	4.5
1,488,432	Voya Russell Small Cap Index Portfolio Class P2	21,388,766	3.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
16,122,911		Voya U.S. Bond Index Portfolio Class P2	$171,386,542	23.9
15,734,314	@	Voya U.S. Stock Index Portfolio Class P2	236,958,773	33.1
			600,302,469	83.9
		Unaffiliated Investment Companies: 1.5%
2,181,669	@	Credit Suisse Commodity Return Strategy Fund - Class I	10,515,643	1.5
		Total Mutual Funds (Cost $588,516,662)	610,818,112	85.4
		Total Investments in Securities (Cost $692,757,048)	$713,815,430	99.8
		Assets in Excess of Other Liabilities	1,604,655	0.2
		Net Assets	$715,420,085	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $700,481,019.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$24,842,452
Gross Unrealized Depreciation	(11,508,041)
Net Unrealized Appreciation	$13,334,411

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$102,997,318	$—	$—	$102,997,318
Mutual Funds	610,818,112	—	—	610,818,112
Total Investments, at fair value	$713,815,430	$—	$—	$713,815,430
Other Financial Instruments+
Futures	24,786	—	—	24,786
Total Assets	$713,840,216	$—	$—	$713,840,216
Liabilities Table
Other Financial Instruments+
Futures	$(241,121)	$—	$—	$(241,121)
Total Liabilities	$(241,121)	$—	$—	$(241,121)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
46

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2017 (Unaudited) (continued)

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$17,455,119	$8,055,083	$(25,797,413)	$287,211	$—	$—	$8,305	$—
Voya Emerging Markets Index Portfolio Class P2	—	33,895,302	(127,331)	2,533,374	36,301,345	436,191	3,682	—
Voya International Index Portfolio - Class I	83,260,465	9,389,716	(95,935,541)	3,285,360	—	—	39,967	—
Voya International Index Portfolio Class P2	—	96,583,831	(536,893)	6,095,049	102,141,987	2,264,503	29,803	—
Voya Russell Mid Cap Index Portfolio Class P2	—	31,778,929	(160,966)	507,093	32,125,056	442,403	(1,618,669)	2,027,366
Voya Russell Small Cap Index Portfolio Class P2	—	21,638,201	(134,025)	(115,410)	21,388,766	217,344	(1,198,901)	1,391,338
Voya Russell™ Mid Cap Index Portfolio - Class I	40,955,269	4,973,804	(45,950,556)	21,483	—	—	(742)	—
Voya Russell™ Small Cap Index Portfolio - Class I	17,773,004	2,494,443	(19,732,024)	(535,423)	—	—	1,313	—
Voya U.S. Bond Index Portfolio - Class I	133,969,556	31,091,430	(167,824,034)	2,763,048	—	1,116,987	(9,032)	—
Voya U.S. Bond Index Portfolio Class P2	—	176,742,882	(4,260,817)	(1,095,523)	171,386,542	676,162	107	—
Voya U.S. Stock Index Portfolio - Class I	184,081,327	43,152,499	(230,245,635)	3,011,809	—	—	292,107	—
Voya U.S. Stock Index Portfolio Class P2	—	231,549,338	(10,008,970)	15,418,405	236,958,773	—	147,935	—
	$477,494,740	$691,345,458	$(600,714,205)	$32,176,476	$600,302,469	$5,153,590	$(2,304,125)	$3,418,704

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	175	09/15/17	$6,857,768	$(241,121)
			$6,857,768	$(241,121)
Short Contracts
S&P 500 E-Mini	(53)	09/15/17	(6,415,385)	24,786
			$(6,415,385)	$24,786

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$24,786
Total Asset Derivatives		$24,786
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$241,121
Total Liability Derivatives		$241,121

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
47

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2025 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(305,327)
Total	$(305,327)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(216,335)
Total	$(216,335)

See Accompanying Notes to Financial Statements
48

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.9%
14,282	iShares Barclays 20+ Year Treasury Bond Fund	$1,786,964	0.9
31,633	iShares Russell 1000 Growth Index Fund	3,764,960	1.8
15,103	iShares Russell 1000 Value Index Fund	1,758,442	0.9
417,665	PowerShares Senior Loan Portfolio	9,664,768	4.7
105,130	SPDR Bloomberg Barclays High Yield Bond ETF	3,910,836	1.9
73,446	SPDR Dow Jones International Real Estate	2,798,293	1.4
32,515	Vanguard REIT	2,706,223	1.3
	Total Exchange-Traded Funds (Cost $26,408,075)	26,390,486	12.9
MUTUAL FUNDS: 86.8%
	Affiliated Investment Companies: 85.4%
1,111,238	Voya Emerging Markets Index Portfolio Class P2	12,390,307	6.1
3,583,696	Voya International Index Portfolio Class P2	35,335,243	17.3
681,969	Voya Russell Mid Cap Index Portfolio Class P2	10,140,885	4.9
563,960	Voya Russell Small Cap Index Portfolio Class P2	8,104,098	4.0
2,919,170	Voya U.S. Bond Index Portfolio Class P2	31,030,776	15.2
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
5,145,859	@	Voya U.S. Stock Index Portfolio Class P2	$77,496,639	37.9
			174,497,948	85.4
		Unaffiliated Investment Companies: 1.4%
571,643	@	Credit Suisse Commodity Return Strategy Fund - Class I	2,755,318	1.4
		Total Mutual Funds (Cost $169,999,670)	177,253,266	86.8
		Total Investments in Securities (Cost $196,407,745)	$203,643,752	99.7
		Assets in Excess of Other Liabilities	598,787	0.3
		Net Assets	$204,242,539	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $196,770,351.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,746,854
Gross Unrealized Depreciation	(873,453)
Net Unrealized Appreciation	$6,873,401

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,390,486	$—	$—	$26,390,486
Mutual Funds	177,253,266	—	—	177,253,266
Total Investments, at fair value	$203,643,752	$—	$—	$203,643,752
Other Financial Instruments+
Futures	5,612	—	—	5,612
Total Assets	$203,649,364	$—	$—	$203,649,364
Liabilities Table
Other Financial Instruments+
Futures	$(59,247)	$—	$—	$(59,247)
Total Liabilities	$(59,247)	$—	$—	$(59,247)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
49

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2017 (Unaudited) (continued)

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,699,534	$4,185,013	$(8,004,473)	$119,926	$—	$—	$—	$—
Voya Emerging Markets Index Portfolio Class P2	—	11,735,343	(43,947)	698,911	12,390,307	137,850	—	—
Voya International Index Portfolio - Class I	15,656,821	12,064,639	(27,528,864)	(192,596)	—	—	—	—
Voya International Index Portfolio Class P2	—	33,217,441	(451,687)	2,569,489	35,335,243	696,227	—	—
Voya Russell Mid Cap Index Portfolio Class P2	—	10,403,675	(45,989)	(216,801)	10,140,885	123,754	(567,119)	567,119
Voya Russell Small Cap Index Portfolio Class P2	—	8,206,410	(36,403)	(65,909)	8,104,098	72,910	(466,735)	466,735
Voya Russell™ Mid Cap Index Portfolio - Class I	6,964,693	5,065,108	(11,776,686)	(253,115)	—	—	2	—
Voya Russell™ Small Cap Index Portfolio - Class I	2,816,149	3,718,823	(6,295,905)	(239,067)	—	—	—	—
Voya U.S. Bond Index Portfolio - Class I	14,364,650	15,227,621	(29,878,851)	286,580	—	152,875	—	—
Voya U.S. Bond Index Portfolio Class P2	—	33,246,579	(2,377,837)	162,034	31,030,776	114,754	—	—
Voya U.S. Stock Index Portfolio - Class I	35,330,313	31,192,886	(66,200,320)	(322,879)	—	—	—	—
Voya U.S. Stock Index Portfolio Class P2	—	76,459,592	(3,141,140)	4,178,187	77,496,639	—	(1)	—
	$78,832,160	$244,723,130	$(155,782,102)	$6,724,760	$174,497,948	$1,298,370	$(1,033,853)	$1,033,854

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2030 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	43	09/15/17	$1,685,052	$(59,247)
			$1,685,052	$(59,247)
Short Contracts
S&P 500 E-Mini	(12)	09/15/17	(1,452,540)	5,612
			$(1,452,540)	$5,612

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$5,612
Total Asset Derivatives		$5,612
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$59,247
Total Liability Derivatives		$59,247

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
50

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2030 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(39,274)
Total	$(39,274)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(53,635)
Total	$(53,635)

See Accompanying Notes to Financial Statements
51

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.5%
102,666	iShares Russell 1000 Growth Index Fund	$12,219,307	1.9
48,432	iShares Russell 1000 Value Index Fund	5,638,938	0.9
1,285,555	PowerShares Senior Loan Portfolio	29,747,743	4.7
332,683	SPDR Bloomberg Barclays High Yield Bond ETF	12,375,807	2.0
242,734	SPDR Dow Jones International Real Estate	9,248,165	1.5
109,999	Vanguard REIT	9,155,217	1.5
	Total Exchange-Traded Funds (Cost $80,026,599)	78,385,177	12.5
MUTUAL FUNDS: 87.3%
	Affiliated Investment Companies: 85.9%
4,006,456	Voya Emerging Markets Index Portfolio Class P2	44,671,989	7.1
12,287,073	Voya International Index Portfolio Class P2	121,150,537	19.2
2,946,388	Voya Russell Mid Cap Index Portfolio Class P2	43,812,784	7.0
1,735,367	Voya Russell Small Cap Index Portfolio Class P2	24,937,228	4.0
5,022,532	Voya U.S. Bond Index Portfolio Class P2	53,389,515	8.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
16,766,879	@	Voya U.S. Stock Index Portfolio Class P2	$252,509,192	40.1
			540,471,245	85.9
		Unaffiliated Investment Companies: 1.4%
1,892,790	@	Credit Suisse Commodity Return Strategy Fund - Class I	9,123,247	1.4
		Total Mutual Funds (Cost $524,028,844)	549,594,492	87.3
		Total Investments in Securities (Cost $604,055,443)	$627,979,669	99.8
		Assets in Excess of Other Liabilities	1,404,647	0.2
		Net Assets	$629,384,316	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $609,556,651.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$27,201,495
Gross Unrealized Depreciation	(8,778,477)
Net Unrealized Appreciation	$18,423,018

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$78,385,177	$—	$—	$78,385,177
Mutual Funds	549,594,492	—	—	549,594,492
Total Investments, at fair value	$627,979,669	$—	$—	$627,979,669
Other Financial Instruments+
Futures	21,045	—	—	21,045
Total Assets	$628,000,714	$—	$—	$628,000,714
Liabilities Table
Other Financial Instruments+
Futures	$(206,675)	$—	$—	$(206,675)
Total Liabilities	$(206,675)	$—	$—	$(206,675)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
52

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,805,366	$13,145,423	$(33,286,829)	$336,040	$—	$—	$8,305	$—
Voya Emerging Markets Index Portfolio Class P2	—	41,484,900	(101,489)	3,288,578	44,671,989	566,814	3,682	—
Voya International Index Portfolio - Class I	93,839,912	10,756,148	(108,041,930)	3,445,870	—	—	39,969	—
Voya International Index Portfolio Class P2	—	114,799,882	(954,684)	7,305,339	121,150,537	2,663,558	29,803	—
Voya Russell Mid Cap Index Portfolio Class P2	—	44,090,226	(149,059)	(128,383)	43,812,784	595,259	(2,319,151)	2,727,849
Voya Russell Small Cap Index Portfolio Class P2	—	25,210,013	(70,247)	(202,538)	24,937,228	249,928	(1,407,487)	1,599,924
Voya Russell™ Mid Cap Index Portfolio - Class I	42,434,246	4,984,879	(47,845,309)	426,184	—	—	(742)	—
Voya Russell™ Small Cap Index Portfolio - Class I	20,222,793	2,671,255	(22,260,777)	(633,271)	—	—	1,313	—
Voya U.S. Bond Index Portfolio - Class I	42,671,960	9,241,181	(52,732,962)	819,821	—	357,241	(9,032)	—
Voya U.S. Bond Index Portfolio Class P2	—	58,217,365	(4,454,227)	(373,623)	53,389,515	214,554	107	—
Voya U.S. Stock Index Portfolio - Class I	222,144,080	26,302,942	(253,419,822)	4,972,800	—	—	292,106	—
Voya U.S. Stock Index Portfolio Class P2	—	243,127,208	(7,152,573)	16,534,557	252,509,192	—	147,935	—
	$441,118,357	$594,031,422	$(530,469,908)	$35,791,374	$540,471,245	$4,647,354	$(3,213,192)	$4,327,773

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	150	09/15/17	$5,878,087	$(206,675)
			$5,878,087	$(206,675)
Short Contracts
S&P 500 E-Mini	(45)	09/15/17	(5,447,025)	21,045
			$(5,447,025)	$21,045

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$21,045
Total Asset Derivatives		$21,045
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$206,675
Total Liability Derivatives		$206,675

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
53

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2035 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(265,182)
Total	$(265,182)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(185,630)
Total	$(185,630)

See Accompanying Notes to Financial Statements
54

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.3%
18,909	iShares Russell 1000 Growth Index Fund	$2,250,549	1.8
9,400	iShares Russell 1000 Value Index Fund	1,094,442	0.9
150,490	PowerShares Senior Loan Portfolio	3,482,338	2.9
61,359	SPDR Bloomberg Barclays High Yield Bond ETF	2,282,555	1.9
45,799	SPDR Dow Jones International Real Estate	1,744,942	1.4
20,943	Vanguard REIT	1,743,086	1.4
	Total Exchange-Traded Funds (Cost $12,669,241)	12,597,912	10.3
MUTUAL FUNDS: 89.4%
	Affiliated Investment Companies: 88.0%
830,181	Voya Emerging Markets Index Portfolio Class P2	9,256,520	7.6
2,506,782	Voya International Index Portfolio Class P2	24,716,874	20.2
652,568	Voya Russell Mid Cap Index Portfolio Class P2	9,703,693	8.0
420,681	Voya Russell Small Cap Index Portfolio Class P2	6,045,183	5.0
588,745	Voya U.S. Bond Index Portfolio Class P2	6,258,356	5.1
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued):
3,415,427	@	Voya U.S. Stock Index Portfolio Class P2	$51,436,323	42.1
			107,416,949	88.0
		Unaffiliated Investment Companies: 1.4%
358,654	@	Credit Suisse Commodity Return Strategy Fund - Class I	1,728,714	1.4
		Total Mutual Funds (Cost $104,020,061)	109,145,663	89.4
		Total Investments in Securities (Cost $116,689,302)	$121,743,575	99.7
		Assets in Excess of Other Liabilities	376,274	0.3
		Net Assets	$122,119,849	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $116,790,473.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,236,872
Gross Unrealized Depreciation	(283,770)
Net Unrealized Appreciation	$4,953,102

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,597,912	$—	$—	$12,597,912
Mutual Funds	109,145,663	—	—	109,145,663
Total Investments, at fair value	$121,743,575	$—	$—	$121,743,575
Other Financial Instruments+
Futures	3,274	—	—	3,274
Total Assets	$121,746,849	$—	$—	$121,746,849
Liabilities Table
Other Financial Instruments+
Futures	$(34,446)	$—	$—	$(34,446)
Total Liabilities	$(34,446)	$—	$—	$(34,446)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
55

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,947,296	$3,046,145	$(6,085,673)	$92,232	$—	$—	$8,305	$—
Voya Emerging Markets Index Portfolio Class P2	—	8,769,649	(35,134)	522,005	9,256,520	105,144	3,682	—
Voya International Index Portfolio - Class I	11,737,244	7,115,434	(18,700,241)	(152,437)	—	—	39,969	—
Voya International Index Portfolio Class P2	—	23,295,559	(381,677)	1,802,992	24,716,874	480,524	29,803	—
Voya Russell Mid Cap Index Portfolio Class P2	—	9,798,674	(46,304)	(48,677)	9,703,693	116,417	(124,800)	533,497
Voya Russell Small Cap Index Portfolio Class P2	—	6,084,816	(29,777)	(9,856)	6,045,183	53,442	(149,673)	342,110
Voya Russell™ Mid Cap Index Portfolio - Class I	5,037,983	2,900,593	(7,754,458)	(184,118)	—	—	(742)	—
Voya Russell™ Small Cap Index Portfolio - Class I	2,397,710	2,383,237	(4,573,769)	(207,178)	—	—	1,313	—
Voya U.S. Bond Index Portfolio - Class I	4,530,470	3,264,104	(7,896,735)	102,161	—	44,631	(9,032)	—
Voya U.S. Bond Index Portfolio Class P2	—	7,202,831	(979,729)	35,254	6,258,356	23,431	107	—
Voya U.S. Stock Index Portfolio - Class I	28,193,733	17,596,460	(45,404,288)	(385,905)	—	—	292,107	—
Voya U.S. Stock Index Portfolio Class P2	—	50,804,007	(2,229,118)	2,861,434	51,436,323	—	147,935	—
	$54,844,436	$142,261,509	$(94,116,903)	$4,427,907	$107,416,949	$823,589	$238,974	$875,607

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	25	09/15/17	$979,681	$(34,446)
			$979,681	$(34,446)
Short Contracts
S&P 500 E-Mini	(7)	09/15/17	(847,315)	3,274
			$(847,315)	$3,274

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$3,274
Total Asset Derivatives		$3,274
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$34,446
Total Liability Derivatives		$34,446

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
56

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2040 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(25,390)
Total	$(25,390)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(31,172)
Total	$(31,172)

See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:7.5%
67,894	iShares Russell 1000 Growth Index Fund	$8,080,744	1.9
34,312	iShares Russell 1000 Value Index Fund	3,994,946	1.0
298,508	PowerShares Senior Loan Portfolio	6,907,475	1.7
159,201	SPDR Dow Jones International Real Estate	6,065,558	1.4
73,041	Vanguard REIT	6,079,203	1.5
	Total Exchange-Traded Funds (Cost $31,831,563)	31,127,926	7.5
MUTUAL FUNDS:92.3%
	Affiliated Investment Companies: 90.8%
3,028,125	Voya Emerging Markets Index Portfolio Class P2	33,763,597	8.1
8,985,471	Voya International Index Portfolio Class P2	88,596,743	21.3
2,781,507	Voya Russell Mid Cap Index Portfolio Class P2	41,361,011	9.9
1,432,872	Voya Russell Small Cap Index Portfolio Class P2	20,590,369	4.9
1,663,611	Voya U.S. Bond Index Portfolio Class P2	17,684,182	4.2
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
11,719,781	@	Voya U.S. Stock Index Portfolio Class P2	$176,499,896	42.4
			378,495,798	90.8
		Unaffiliated Investment Companies: 1.5%
1,266,182	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,102,998	1.5
		Total Mutual Funds (Cost $366,985,640)	384,598,796	92.3
		Total Investments in Securities (Cost $398,817,203)	$415,726,722	99.8
		Assets in Excess of Other Liabilities	895,262	0.2
		Net Assets	$416,621,984	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $402,611,639.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,692,264
Gross Unrealized Depreciation	(6,577,181)
Net Unrealized Appreciation	$13,115,083

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$31,127,926	$—	$—	$31,127,926
Mutual Funds	384,598,796	—	—	384,598,796
Total Investments, at fair value	$415,726,722	$—	$—	$415,726,722
Other Financial Instruments+
Futures	13,562	—	—	13,562
Total Assets	$415,740,284	$—	$—	$415,740,284
Liabilities Table
Other Financial Instruments+
Futures	$(136,406)	$—	$—	$(136,406)
Total Liabilities	$(136,406)	$—	$—	$(136,406)

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2017 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$19,513,108	$5,725,903	$(25,883,931)	$644,920	$—	$—	$—	$—
Voya Emerging Markets Index Portfolio Class P2	—	31,024,297	(106,185)	2,845,485	33,763,597	435,212	—	—
Voya International Index Portfolio - Class I	68,171,632	8,692,752	(79,897,391)	3,033,007	—	—	—	—
Voya International Index Portfolio Class P2	—	84,332,027	(689,635)	4,954,351	88,596,743	1,937,553	—	—
Voya Russell Mid Cap Index Portfolio Class P2	—	42,493,120	(148,460)	(983,649)	41,361,011	559,373	(2,563,399)	2,563,399
Voya Russell Small Cap Index Portfolio Class P2	—	21,085,131	(76,146)	(418,616)	20,590,369	205,400	(1,314,879)	1,314,879
Voya Russell™ Mid Cap Index Portfolio - Class I	31,086,931	6,228,359	(37,751,219)	435,929	—	—	—	—
Voya Russell™ Small Cap Index Portfolio - Class I	13,254,869	5,722,133	(18,638,085)	(338,917)	—	—	—	—
Voya U.S. Bond Index Portfolio - Class I	8,366,934	8,900,078	(17,498,590)	231,578	—	70,333	—	—
Voya U.S. Bond Index Portfolio Class P2	—	18,197,456	(419,852)	(93,422)	17,684,182	69,197	—	—
Voya U.S. Stock Index Portfolio - Class I	158,745,353	20,880,822	(182,769,914)	3,143,739	—	—	—	—
Voya U.S. Stock Index Portfolio Class P2	—	170,862,499	(6,206,165)	11,843,562	176,499,896	—	(1)	—
	$299,138,827	$424,144,577	$(370,085,573)	$25,297,967	$378,495,798	$3,277,068	$(3,878,279)	$3,878,278

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	99	09/15/17	$3,879,537	$(136,406)
			$3,879,537	$(136,406)
Short Contracts
S&P 500 E-Mini	(29)	09/15/17	(3,510,305)	13,562
			$(3,510,305)	$13,562

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$13,562
Total Asset Derivatives		$13,562
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$136,406
Total Liability Derivatives		$136,406

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2045 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(174,603)
Total	$(174,603)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(122,844)
Total	$(122,844)

See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:6.3%
3,949	iShares Barclays 20+ Year Treasury Bond Fund	$494,099	0.7
10,743	iShares Russell 1000 Growth Index Fund	1,278,632	1.8
5,322	iShares Russell 1000 Value Index Fund	619,640	0.9
26,273	SPDR Dow Jones International Real Estate	1,001,001	1.4
12,042	Vanguard REIT	1,002,256	1.5
	Total Exchange-Traded Funds (Cost $4,422,775)	4,395,628	6.3
MUTUAL FUNDS:93.5%
	Affiliated Investment Companies: 92.1%
535,137	Voya Emerging Markets Index Portfolio Class P2	5,966,775	8.6
1,567,184	Voya International Index Portfolio Class P2	15,452,438	22.1
509,401	Voya Russell Mid Cap Index Portfolio Class P2	7,574,793	10.8
238,429	Voya Russell Small Cap Index Portfolio Class P2	3,426,228	4.9
258,067	Voya U.S. Bond Index Portfolio Class P2	2,743,253	3.9
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,942,589	@	Voya U.S. Stock Index Portfolio Class P2	$29,255,390	41.8
			64,418,877	92.1
		Unaffiliated Investment Companies: 1.4%
203,165	@	Credit Suisse Commodity Return Strategy Fund - Class I	979,254	1.4
		Total Mutual Funds (Cost $62,541,526)	65,398,131	93.5
		Total Investments in Securities (Cost $66,964,301)	$69,793,759	99.8
		Assets in Excess of Other Liabilities	169,747	0.2
		Net Assets	$69,963,506	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $67,027,835.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,957,350
Gross Unrealized Depreciation	(191,426)
Net Unrealized Appreciation	$2,765,924

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,395,628	$—	$—	$4,395,628
Mutual Funds	65,398,131	—	—	65,398,131
Total Investments, at fair value	$69,793,759	$—	$—	$69,793,759
Other Financial Instruments+
Futures	1,871	—	—	1,871
Total Assets	$69,795,630	$—	$—	$69,795,630
Liabilities Table
Other Financial Instruments+
Futures	$(19,290)	$—	$—	$(19,290)
Total Liabilities	$(19,290)	$—	$—	$(19,290)

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2017 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$1,781,949	$2,080,810	$(3,901,679)	$38,920	$—	$—	$8,305	$—
Voya Emerging Markets Index Portfolio Class P2	—	5,621,420	(13,929)	359,284	5,966,775	68,045	3,682	—
Voya International Index Portfolio - Class I	6,214,851	5,309,730	(11,440,259)	(84,322)	—	—	39,969	—
Voya International Index Portfolio Class P2	—	14,606,832	(216,282)	1,061,888	15,452,438	296,483	29,803	—
Voya Russell Mid Cap Index Portfolio Class P2	—	7,649,623	(24,976)	(49,854)	7,574,793	89,569	(1,766)	410,463
Voya Russell Small Cap Index Portfolio Class P2	—	3,452,241	(9,048)	(16,965)	3,426,228	29,826	1,503	190,934
Voya Russell™ Mid Cap Index Portfolio - Class I	3,132,802	2,658,661	(5,687,086)	(104,377)	—	—	(742)	—
Voya Russell™ Small Cap Index Portfolio - Class I	1,206,593	1,458,603	(2,563,680)	(101,516)	—	—	1,313	—
Voya U.S. Bond Index Portfolio - Class I	788,331	1,884,654	(2,681,038)	8,053	—	9,012	(9,032)	—
Voya U.S. Bond Index Portfolio Class P2	—	2,736,332	(8,333)	15,254	2,743,253	10,081	107	—
Voya U.S. Stock Index Portfolio - Class I	14,209,282	11,753,236	(25,778,492)	(184,026)	—	—	292,108	—
Voya U.S. Stock Index Portfolio Class P2	—	28,998,555	(1,252,751)	1,509,586	29,255,390	—	147,935	—
	$27,333,808	$88,210,697	$(53,577,553)	$2,451,925	$64,418,877	$503,016	$513,185	$601,397

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	14	09/15/17	$548,621	$(19,290)
			$548,621	$(19,290)
Short Contracts
S&P 500 E-Mini	(4)	09/15/17	(484,180)	1,871
			$(484,180)	$1,871

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$1,871
Total Asset Derivatives		$1,871
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$19,290
Total Liability Derivatives		$19,290

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
62

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2050 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(11,440)
Total	$(11,440)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(17,419)
Total	$(17,419)

See Accompanying Notes to Financial Statements
63

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS:5.4%
22,307		iShares Russell 1000 Growth Index Fund	$2,654,979	1.9
9,043		iShares Russell 1000 Value Index Fund	1,052,877	0.8
48,603		SPDR Dow Jones International Real Estate	1,851,774	1.3
22,309		Vanguard REIT	1,856,778	1.4
		Total Exchange-Traded Funds (Cost $7,560,976)	7,416,408	5.4
MUTUAL FUNDS: 94.4%
		Affiliated Investment Companies: 93.1%
1,062,564		Voya Emerging Markets Index Portfolio Class P2	11,847,590	8.6
3,123,493		Voya International Index Portfolio Class P2	30,797,637	22.4
1,013,123		Voya Russell Mid Cap Index Portfolio Class P2	15,065,134	11.0
472,747		Voya Russell Small Cap Index Portfolio Class P2	6,793,372	4.9
510,869		Voya U.S. Bond Index Portfolio Class P2	5,430,542	3.9
3,864,020	@	Voya U.S. Stock Index Portfolio Class P2	58,192,137	42.3
			128,126,412	93.1
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Unaffiliated Investment Companies: 1.3%
382,155	@	Credit Suisse Commodity Return Strategy Fund - Class I	$1,841,985	1.3
		Total Mutual Funds (Cost $123,323,905)	129,968,397	94.4
		Total Investments in Securities (Cost $130,884,881)	$137,384,805	99.8
		Assets in Excess of Other Liabilities	233,748	0.2
		Net Assets	$137,618,553	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $133,293,222.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,199,412
Gross Unrealized Depreciation	(3,107,829)
Net Unrealized Appreciation	$4,091,583

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,416,408	$—	$—	$7,416,408
Mutual Funds	129,968,397	—	—	129,968,397
Total Investments, at fair value	$137,384,805	$—	$—	$137,384,805
Other Financial Instruments+
Futures	4,677	—	—	4,677
Total Assets	$137,389,482	$—	$—	$137,389,482
Liabilities Table
Other Financial Instruments+
Futures	$(45,469)	$—	$—	$(45,469)
Total Liabilities	$(45,469)	$—	$—	$(45,469)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
64

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2017 (Unaudited) (continued)

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,006,209	$2,849,204	$(8,898,176)	$42,763	$—	$—	$8,305	$—
Voya Emerging Markets Index Portfolio Class P2	—	10,813,452	(22,655)	1,056,793	11,847,590	153,501	3,682	—
Voya International Index Portfolio - Class I	22,554,999	4,357,004	(28,001,950)	1,089,947	—	—	39,969	—
Voya International Index Portfolio Class P2	—	28,985,919	(72,268)	1,883,986	30,797,637	668,036	29,803	—
Voya Russell Mid Cap Index Portfolio Class P2	—	15,387,886	(40,481)	(282,271)	15,065,134	202,391	(518,786)	927,483
Voya Russell Small Cap Index Portfolio Class P2	—	6,877,306	(17,317)	(66,617)	6,793,372	67,543	(239,943)	432,380
Voya Russell™ Mid Cap Index Portfolio - Class I	10,598,114	2,789,268	(13,494,524)	107,142	—	—	(742)	—
Voya Russell™ Small Cap Index Portfolio - Class I	4,088,734	2,103,966	(6,010,240)	(182,460)	—	—	1,313	—
Voya U.S. Bond Index Portfolio - Class I	2,519,256	2,582,025	(5,169,579)	68,298	—	22,393	(9,032)	—
Voya U.S. Bond Index Portfolio Class P2	—	5,476,640	(12,342)	(33,756)	5,430,542	21,128	107	—
Voya U.S. Stock Index Portfolio - Class I	48,481,391	9,723,250	(58,457,185)	252,544	—	—	292,108	—
Voya U.S. Stock Index Portfolio Class P2	—	55,391,202	(1,442,663)	4,243,598	58,192,137	—	147,935	—
	$94,248,703	$147,337,122	$(121,639,380)	$8,179,967	$128,126,412	$1,134,992	$(245,281)	$1,359,863

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2017, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	33	09/15/17	$1,293,179	$(45,469)
			$1,293,179	$(45,469)
Short Contracts
S&P 500 E-Mini	(10)	09/15/17	(1,210,450)	4,677
			$(1,210,450)	$4,677

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$4,677
Total Asset Derivatives		$4,677
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$45,469
Total Liability Derivatives		$45,469

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
65

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2055 Portfolio	as of June 30, 2017 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(52,385)
Total	$(52,385)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(40,792)
Total	$(40,792)

See Accompanying Notes to Financial Statements
66

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
2,871	iShares MSCI Emerging Markets Index Fund	$118,831	0.8
2,112	iShares Russell 1000 Growth Index Fund	251,370	1.7
1,070	iShares Russell 1000 Value Index Fund	124,580	0.9
5,152	SPDR Dow Jones International Real Estate	196,291	1.4
2,342	Vanguard REIT	194,925	1.3
1,809	WisdomTree Europe Hedged Equity Fund	112,755	0.8
	Total Exchange-Traded Funds (Cost $998,301)	998,752	6.9
MUTUAL FUNDS: 92.9%
	Affiliated Investment Companies: 91.6%
101,247	Voya Emerging Markets Index Portfolio Class P2	1,128,905	7.8
331,052	Voya International Index Portfolio Class P2	3,264,168	22.5
106,522	Voya Russell Mid Cap Index Portfolio Class P2	1,583,978	10.9
49,880	Voya Russell Small Cap Index Portfolio Class P2	716,771	4.9
53,912	Voya U.S. Bond Index Portfolio Class P2	573,079	4.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
399,393	@	Voya U.S. Stock Index Portfolio Class P2	$6,014,852	41.5
			13,281,753	91.6
		Unaffiliated Investment Companies: 1.3%
40,613	@	Credit Suisse Commodity Return Strategy Fund - Class I	195,756	1.3
		Total Mutual Funds (Cost $13,000,359)	13,477,509	92.9
		Total Investments in Securities (Cost $13,998,660)	$14,476,261	99.8
		Assets in Excess of Other Liabilities	24,020	0.2
		Net Assets	$14,500,281	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $14,010,549.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$517,146
Gross Unrealized Depreciation	(51,434)
Net Unrealized Appreciation	$465,712

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$998,752	$—	$—	$998,752
Mutual Funds	13,477,509	—	—	13,477,509
Total Investments, at fair value	$14,476,261	$—	$—	$14,476,261

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
67

PORTFOLIO OF INVESTMENTS
Voya Index Solution 2060 Portfolio	as of June 30, 2017 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2017, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$353,873	$457,680	$(817,384)	$5,831	$—	$—	$8,305	$—
Voya Emerging Markets Index Portfolio Class P2	—	1,096,027	(33,936)	66,814	1,128,905	13,608	3,682	—
Voya International Index Portfolio - Class I	1,305,771	1,192,548	(2,482,817)	(15,502)	—	—	39,969	—
Voya International Index Portfolio Class P2	—	3,184,024	(113,930)	194,074	3,264,168	59,201	29,803	—
Voya Russell Mid Cap Index Portfolio Class P2	—	1,641,326	(37,570)	(19,778)	1,583,978	17,882	326,750	81,947
Voya Russell Small Cap Index Portfolio Class P2	—	743,429	(16,329)	(10,329)	716,771	5,955	154,319	38,118
Voya Russell™ Mid Cap Index Portfolio - Class I	616,838	600,631	(1,202,819)	(14,650)	—	—	(742)	—
Voya Russell™ Small Cap Index Portfolio - Class I	236,386	318,838	(538,742)	(16,482)	—	—	1,313	—
Voya U.S. Bond Index Portfolio - Class I	154,501	335,683	(492,022)	1,838	—	1,717	(9,032)	—
Voya U.S. Bond Index Portfolio Class P2	—	585,575	(14,895)	2,399	573,079	1,996	107	—
Voya U.S. Stock Index Portfolio - Class I	2,635,135	2,652,058	(5,280,572)	(6,621)	—	—	292,107	—
Voya U.S. Stock Index Portfolio Class P2	—	6,024,562	(257,810)	248,100	6,014,852	—	147,935	—
	$5,302,504	$18,832,381	$(11,288,826)	$435,694	$13,281,753	$100,359	$994,516	$120,065

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
68

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

Board consideration and Approval of
New Investment Management and sub-advisory Contracts
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that when Voya Index Solution Income Portfolio, Voya Index Solution 2020 Portfolio, Voya Index Solution 2025 Portfolio, Voya Index Solution 2030 Portfolio, Voya Index Solution 2035 Portfolio, Voya Index Solution 2040 Portfolio, Voya Index Solution 2045 Portfolio, Voya Index Solution 2050 Portfolio, Voya Index Solution 2055 Portfolio, and Voya Index Solution 2060 Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of Voya Partners, Inc. (“VPI”), enter into new investment management and sub-advisory agreements, the Board of Directors of VPI (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Portfolios, must determine whether to approve the new arrangements. Thus, at its meeting held on January 12, 2017, the Board considered the approval of the investment management contracts (the “Management Contracts”) with Voya Investments, LLC (“VIL”) and the sub-advisory contracts (the “Sub-Advisory Contracts”) between VIL and Voya Investment Management Co. LLC, the sub-adviser (the “Sub-Adviser”) for the Portfolios in connection with the transfer of advisory services (the “Transfer”) from the existing investment adviser, Directed Services LLC (“DSL”), to VIL, which are both indirect, wholly-owned subsidiaries of Voya Financial, Inc.
In determining whether to approve the Management and Sub-Advisory Contracts for the Portfolios with VIL, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved for the Portfolios.
The materials provided to the Board to inform its consideration of whether to approve each Portfolio’s Management Contract and each Portfolio’s Sub-Advisory Contract included the following: (1) memoranda and related materials provided to the Board in advance of its January 12, 2017 meeting discussing Management’s rationale for requesting the Transfer; (2) VIL’s responses to inquiries from K&L Gates LLP, counsel to the Independent Directors; (3) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolios; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex. In this regard, the Board placed particular emphasis on the information provided by VIL, DSL and the
Sub-Adviser in connection with the Board’s consideration of whether to renew the existing Management and Sub-Advisory Contracts in November 2016 and information provided by VIL and DSL regarding the expected impact of the Transfer.
The Board’s consideration of whether to approve the Management and Sub-Advisory Contracts on behalf of each Portfolio took into account several factors, including, but not limited to, the following: (1) that the management of DSL and VIL is substantially similar; (2) the operations of DSL and VIL are very similar in nature; (3) there are no material changes between the new Management Contracts and existing Management Contracts, except with respect to the legal entity that is a party to each Management Contract; (4) no changes were expected in the nature, extent or quality of services provided to the Portfolios, the personnel managing the Portfolios or the manner in which they are managed as a result of the Transfer.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Management and Sub-Advisory Contracts because it had reviewed them recently in connection with its November 2016 meetings. Among other factors considered at the November 2016 meetings, the Board considered: (1) the nature, extent and quality of services provided under the existing Management and Sub-Advisory Contracts; (2) the extent to which economics of scale are reflected in the fee rate schedules under the existing Management and Sub-Advisory Contracts; (3) the existence of any “fall-out” benefits to DSL, VIL, the Sub-Adviser and their affiliates; (4) a comparison of the Portfolios’ fee rates, expense ratios and investment performance to those of selected similar funds; and (5) the costs incurred and profits realized by DSL and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the existing Management and Sub-Advisory Contracts at the November 2016 meetings, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to Shareholders for the period ended December 31, 2016.
The Board also considered that: (1) each Portfolio’s management fee rate will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; (2) each Portfolio’s expense ratio will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; and (3) each Portfolio’s sub-advisory fee rate payable by VIL to the Sub-Adviser will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board.

69

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Based on, among other matters, the considerations set forth above and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for each
Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related considerations.

70

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VINDSOL         (0617-082317)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.1%
			Brazil: 0.5%
	900,000	L	Petrobras Global Finance BV, 8.750%, 05/23/26	1,037,250	0.5

			Canada: 0.3%
	235,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	224,331	0.1
	324,000		Goldcorp, Inc., 3.700%, 03/15/23	335,250	0.2
				559,581	0.3

			China: 0.3%
	601,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	620,016	0.3

			France: 0.8%
	294,000		BPCE SA, 2.500%, 12/10/18	296,688	0.1
	287,000	#	BPCE SA, 5.150%, 07/21/24	307,100	0.2
	226,000	#	Electricite de France SA, 2.350%, 10/13/20	226,963	0.1
	940,000	#	SFR Group SA, 6.000%, 05/15/22	984,650	0.4
				1,815,401	0.8

			Guernsey: 0.3%
	716,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	722,050	0.3

			Ireland: 0.3%
	282,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	307,840	0.1
	370,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	362,559	0.2
				670,399	0.3

			Japan: 0.6%
	790,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	791,365	0.4
	200,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	201,555	0.1
	300,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	311,888	0.1
				1,304,808	0.6

			Luxembourg: 0.2%
	350,000	#	Altice Financing SA, 6.625%, 02/15/23	372,204	0.2
	130,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	134,875	0.0
				507,079	0.2

			Mexico: 0.0%
MXN	1,007,437	±	Banco Invex SA / Hipotecaria Credito y Casa SA de CV, 6.450%, 03/13/34	–	–
MXN	128,155		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	6,740	0.0
				6,740	0.0

			Netherlands: 1.0%
	269,000		Cooperatieve Rabobank UA, 4.500%, 01/11/21	289,235	0.1
	690,000		Shell International Finance BV, 3.250%, 05/11/25	704,576	0.3
	361,000		Shell International Finance BV, 4.000%, 05/10/46	358,092	0.2
	300,000	#	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	283,632	0.1
	766,000	L	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	728,968	0.3
				2,364,503	1.0

			Norway: 0.2%
	380,000		Statoil ASA, 2.450%, 01/17/23	376,690	0.2

			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	80,670	0.0

			Sweden: 0.1%
	298,000	#	Nordea Bank AB, 5.500%, 09/29/49	303,215	0.1

			Switzerland: 0.3%
	400,000	#	Credit Suisse AG, 6.500%, 08/08/23	450,760	0.2
	250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	294,125	0.1
				744,885	0.3

			United Kingdom: 1.3%
	230,000	#	Anglo American Capital PLC, 4.750%, 04/10/27	236,854	0.1
	283,000		Aon PLC, 2.800%, 03/15/21	284,421	0.1
	530,000		BP Capital Markets PLC, 3.216%, 11/28/23	538,628	0.2
	239,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	270,767	0.1
	1,002,000		Santander UK PLC, 2.375%, 03/16/20	1,008,208	0.5
	400,000	#	Standard Chartered PLC, 4.300%, 02/19/27	403,183	0.2
	200,000	#	Virgin Media Secured Finance PLC, 5.250%, 01/15/26	208,912	0.1
				2,950,973	1.3

			United States: 16.9%
	424,000		21st Century Fox America, Inc., 4.500%, 02/15/21	454,699	0.2
	338,000		21st Century Fox America, Inc., 5.400%, 10/01/43	390,403	0.2

See Accompanying Notes to Financial Statements

1

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
150,000		AbbVie, Inc., 3.600%, 05/14/25	153,277	0.1
93,000		Aetna, Inc., 2.800%, 06/15/23	92,952	0.0
195,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	204,019	0.1
233,000		American Tower Corp., 3.500%, 01/31/23	239,232	0.1
432,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	438,119	0.2
554,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	571,104	0.3
295,000		AT&T, Inc., 3.000%, 06/30/22	295,848	0.1
299,000		AT&T, Inc., 5.150%, 03/15/42	306,788	0.1
430,000		AT&T, Inc., 5.450%, 03/01/47	465,272	0.2
368,000		Bank of America Corp., 3.300%, 01/11/23	375,484	0.2
226,000		Bank of America Corp., 3.875%, 08/01/25	234,063	0.1
458,000		Bank of America Corp., 4.100%, 07/24/23	485,433	0.2
309,000		Bank of America Corp., 4.000%, 04/01/24	324,103	0.1
412,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	408,415	0.2
300,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	334,670	0.1
300,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	313,500	0.1
540,000	#	Calpine Corp., 6.000%, 01/15/22	560,250	0.2
395,000		CBRE Services, Inc., 5.250%, 03/15/25	430,845	0.2
216,000		CBS Corp., 3.700%, 08/15/24	221,998	0.1
249,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	257,559	0.1
75,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	78,187	0.0
501,000		Celgene Corp., 4.000%, 08/15/23	532,005	0.2
472,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	503,396	0.2
195,000	L	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	198,169	0.1
579,000		Citigroup, Inc., 4.000%, 08/05/24	596,877	0.3
469,000		Citigroup, Inc., 5.500%, 09/13/25	522,455	0.2
758,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	764,930	0.3
165,000		Comcast Corp., 2.350%, 01/15/27	155,079	0.1
185,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	185,000	0.1
562,000	#	Cox Communications, Inc., 2.950%, 06/30/23	548,817	0.2
777,000		CVS Health Corp., 2.800%, 07/20/20	791,560	0.3
177,000	#	Dell International LLC / EMC Corp., 4.420%, 06/15/21	186,745	0.1
480,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	521,464	0.2
313,000	#	Dell International LLC / EMC Corp., 6.020%, 06/15/26	345,393	0.2
442,000		Discover Bank, 7.000%, 04/15/20	490,875	0.2
277,000		Eastman Chemical Co., 2.700%, 01/15/20	280,798	0.1
1,026,000		Energy Transfer L.P., 4.900%, 02/01/24	1,084,216	0.5
558,000		Entergy Corp., 5.125%, 09/15/20	601,709	0.3
238,000		Envision Healthcare Corp., 5.625%, 07/15/22	246,925	0.1
385,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	399,919	0.2
318,000		Fifth Third Bancorp, 8.250%, 03/01/38	477,037	0.2
200,000	#	First Data Corp., 5.750%, 01/15/24	208,500	0.1
532,000		FirstEnergy Corp., 4.250%, 03/15/23	560,201	0.2
205,000		General Electric Co., 6.750%, 03/15/32	281,454	0.1
322,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	328,993	0.1
240,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	240,667	0.1
627,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	687,539	0.3
35,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	35,613	0.0
605,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	820,957	0.4
110,000		Hess Corp., 5.800%, 04/01/47	111,445	0.0
115,000	#	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	117,875	0.1
294,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	296,060	0.1
570,000		Huntington National Bank, 2.200%, 11/06/18	571,766	0.3
1,041,000		Indiana Michigan Power Co., 7.000%, 03/15/19	1,123,825	0.5
570,000	#	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/24	537,225	0.2
245,000		Jefferson Smurfit Escrow, 06/01/49	–	–
384,000		JM Smucker Co., 3.000%, 03/15/22	391,740	0.2
357,000		JPMorgan Chase & Co., 2.550%, 03/01/21	358,906	0.2
478,000		JPMorgan Chase & Co., 6.000%, 12/29/49	515,939	0.2
222,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	229,738	0.1
127,000		Kohls Corp., 4.750%, 12/15/23	130,408	0.1

See Accompanying Notes to Financial Statements

2

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
317,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	303,884	0.1
335,000		Level 3 Communications, Inc., 5.750%, 12/01/22	348,400	0.2
375,000		Medtronic, Inc., 3.150%, 03/15/22	388,275	0.2
170,000		MGM Resorts International, 4.625%, 09/01/26	172,550	0.1
372,000		Morgan Stanley, 3.750%, 02/25/23	387,098	0.2
618,000		Morgan Stanley, 4.100%, 05/22/23	645,924	0.3
240,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	247,950	0.1
625,000		Netflix, Inc., 5.750%, 03/01/24	683,594	0.3
438,000		Newell Brands, Inc., 2.875%, 12/01/19	445,788	0.2
381,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	391,312	0.2
175,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	182,000	0.1
200,000	#	Novelis Corp., 5.875%, 09/30/26	206,500	0.1
220,000		Occidental Petroleum Corp., 4.625%, 06/15/45	234,095	0.1
349,000		Oracle Corp., 2.950%, 05/15/25	350,681	0.2
110,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	121,481	0.1
235,000		Pfizer, Inc., 2.750%, 06/03/26	231,608	0.1
460,000		Philip Morris International, Inc., 4.250%, 11/10/44	475,358	0.2
400,000	#	Post Holdings, Inc., 5.000%, 08/15/26	400,000	0.2
230,000		Qualcomm, Inc., 2.600%, 01/30/23	229,432	0.1
220,000		Qualcomm, Inc., 3.250%, 05/20/27	220,799	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	290,880	0.1
280,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	291,200	0.1
272,000		Reynolds American, Inc., 6.150%, 09/15/43	341,300	0.2
117,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	118,513	0.1
175,000	#	Sirius XM Radio, Inc., 5.375%, 04/15/25	181,344	0.1
95,000	#	Six Flags Entertainment Corp., 4.875%, 07/31/24	95,819	0.0
195,000	#	Six Flags Entertainment Corp., 5.500%, 04/15/27	201,338	0.1
185,000		SLM Corp., 5.125%, 04/05/22	189,163	0.1
235,000	#	Standard Industries, Inc./NJ, 5.000%, 02/15/27	240,288	0.1
245,000		Stone Webster Escrow, 07/01/49	–	–
185,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	186,850	0.1
104,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	106,777	0.0
445,000		Synchrony Financial, 4.250%, 08/15/24	455,235	0.2
70,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	73,763	0.0
272,000		Time Warner Cable LLC, 5.875%, 11/15/40	304,523	0.1
485,000		Time Warner, Inc., 6.500%, 11/15/36	599,140	0.3
100,000		United Rentals North America, Inc., 5.500%, 07/15/25	105,125	0.0
380,000	#	Univision Communications, Inc., 5.125%, 02/15/25	377,625	0.2
505,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	477,225	0.2
230,000		Verizon Communications, Inc., 4.125%, 03/16/27	238,038	0.1
568,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	576,760	0.3
270,000		Verizon Communications, Inc., 5.012%, 08/21/54	268,106	0.1
20,000		Viacom, Inc., 4.375%, 03/15/43	17,866	0.0
600,000		Visa, Inc., 3.150%, 12/14/25	609,875	0.3
599,000		Wells Fargo & Co., 4.100%, 06/03/26	620,275	0.3
			38,252,197	16.9

	Total Corporate Bonds/Notes
	(Cost $50,775,396)		52,316,457	23.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.7%
		United States: 14.7%
479,775		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.355%, 05/25/36	450,253	0.2
341,483		Alternative Loan Trust 2005-51 3A2A, 2.022%, 11/20/35	322,980	0.1
105,649		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	84,476	0.0
678,430		Banc of America Funding 2005-1 Trust 1A1, 5.500%, 02/25/35	680,521	0.3
455,126		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	415,650	0.2
146,333		Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 3.223%, 05/25/35	145,715	0.1
423,077		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	391,785	0.2
72,177		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.716%, 11/25/35	47,862	0.0

See Accompanying Notes to Financial Statements

3

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
102,489		CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/35	102,333	0.1
94,106		CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/35	94,554	0.0
26,807	#	Deutsche ALT-A Securities, Inc. ALT2007-RS1 A2, 1.720%, 01/27/37	104,088	0.1
100,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.616%, 01/25/24	114,520	0.1
320,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 4.116%, 07/25/24	338,352	0.2
400,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.216%, 07/25/24	426,812	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.216%, 10/25/29	514,124	0.2
200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.066%, 11/25/29	203,051	0.1
92,469	^	Fannie Mae Interest Strip Sereis 328 2, 6.000%, 12/25/32	21,582	0.0
45,903	^	Fannie Mae Interest Strip Sereis 332 2, 6.000%, 03/25/33	10,736	0.0
191,547	^	Fannie Mae Interest Strip Series 254 2, 7.500%, 01/25/24	33,988	0.0
29,742	^	Fannie Mae Interest Strip Series 294 2, 7.000%, 02/25/28	6,813	0.0
159,384	^	Fannie Mae Interest Strip Series 319 2, 6.500%, 02/25/32	37,884	0.0
39,519	^	Fannie Mae Interest Strip Series 331 5, 6.000%, 02/25/33	8,530	0.0
38,787	^	Fannie Mae Interest Strip Series 334 12, 6.000%, 03/25/33	9,469	0.0
47,835	^	Fannie Mae Interest Strip Series 338 2, 5.500%, 07/25/33	10,390	0.0
20,324	^	Fannie Mae Interest Strip Series 356 10, 5.500%, 06/25/35	3,752	0.0
21,518	^	Fannie Mae Interest Strip Series 364 15, 6.000%, 09/25/35	4,638	0.0
615,593	^	Fannie Mae Interest Strip Series 418 5, 3.500%, 08/25/43	106,101	0.1
957,621	^	Fannie Mae Interest Strip Series 418 80, 3.500%, 08/25/33	136,093	0.1
15,842		Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/29	17,603	0.0
22,932		Fannie Mae REMIC Trust 1999-54 LH, 6.500%, 11/25/29	25,730	0.0
20,659		Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/32	23,192	0.0
95,846	^	Fannie Mae REMIC Trust 2002-12 SB, 6.534%, 07/25/31	20,114	0.0
54,323	^	Fannie Mae REMIC Trust 2002-2 SW, 6.534%, 02/25/32	11,705	0.0
25,247		Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/32	28,783	0.0
9,674		Fannie Mae REMIC Trust 2002-29 F, 2.216%, 04/25/32	9,912	0.0
35,283	^	Fannie Mae REMIC Trust 2002-41 S, 6.734%, 07/25/32	7,046	0.0
2,977		Fannie Mae REMIC Trust 2002-64 FJ, 2.216%, 04/25/32	3,050	0.0
6,428		Fannie Mae REMIC Trust 2002-68 FH, 1.709%, 10/18/32	6,459	0.0
1,084,350	^	Fannie Mae REMIC Trust 2002-77 JS, 6.791%, 12/18/32	230,450	0.1
28,873		Fannie Mae REMIC Trust 2002-84 FB, 2.216%, 12/25/32	29,549	0.0
28,869		Fannie Mae REMIC Trust 2003-11 FA, 2.216%, 09/25/32	29,545	0.0
6,058		Fannie Mae REMIC Trust 2003-116 FA, 1.616%, 11/25/33	6,066	0.0
36,458	^	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/33	9,312	0.0
29,392	^	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/33	6,962	0.0
22,823	^	Fannie Mae REMIC Trust 2003-52 NS, 5.884%, 06/25/23	2,147	0.0
150,596	^	Fannie Mae REMIC Trust 2004-56 SE, 6.334%, 10/25/33	32,590	0.0
41,007		Fannie Mae REMIC Trust 2005-25 PS, 22.809%, 04/25/35	67,906	0.0
18,766	^	Fannie Mae REMIC Trust 2005-40 SB, 5.534%, 05/25/35	2,981	0.0
95,416		Fannie Mae REMIC Trust 2005-71 DB, 4.500%, 08/25/25	99,267	0.0
121,579		Fannie Mae REMIC Trust 2005-74 DK, 19.136%, 07/25/35	194,917	0.1
154,966		Fannie Mae REMIC Trust 2005-87 SB, 19.374%, 10/25/35	254,408	0.1
335,644		Fannie Mae REMIC Trust 2006-104 ES, 27.370%, 11/25/36	597,536	0.3
19,351		Fannie Mae REMIC Trust 2006-11 PS, 20.108%, 03/25/36	30,792	0.0
54,172		Fannie Mae REMIC Trust 2006-46 SW, 19.740%, 06/25/36	84,299	0.0

See Accompanying Notes to Financial Statements

4

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
309,701	^	Fannie Mae REMIC Trust 2006-51 SA, 5.354%, 06/25/36	55,438	0.0
99,094	^	Fannie Mae REMIC Trust 2006-90 SX, 6.014%, 09/25/36	19,471	0.0
11,598,591	^	Fannie Mae REMIC Trust 2007-116 DI, 4.724%, 01/25/38	1,970,079	0.9
96,804	^	Fannie Mae REMIC Trust 2007-88 XI, 5.324%, 06/25/37	18,665	0.0
1,406,006	^	Fannie Mae REMIC Trust 2007-89 SB, 5.334%, 09/25/37	269,372	0.1
2,591,665	^	Fannie Mae REMIC Trust 2007-94 SG, 5.234%, 10/25/37	468,055	0.2
248,774		Fannie Mae REMIC Trust 2010-109 SN, 18.864%, 10/25/40	576,084	0.3
182,222		Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/40	191,960	0.1
4,638,673	^	Fannie Mae REMIC Trust 2011-55 SK, 5.344%, 06/25/41	895,643	0.4
3,660,281	^	Fannie Mae REMIC Trust 2011-86 NS, 4.734%, 09/25/41	570,184	0.3
2,734,793	^	Fannie Mae REMIC Trust 2012-10 US, 5.234%, 02/25/42	401,100	0.2
1,824,192	^	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/42	273,696	0.1
6,066,743	^	Fannie Mae REMIC Trust 2012-133 PS, 4.984%, 03/25/42	872,308	0.4
2,809,807	^	Fannie Mae REMIC Trust 2012-144 SB, 4.884%, 01/25/43	658,527	0.3
3,391,027	^	Fannie Mae REMIC Trust 2012-27 SB, 4.764%, 11/25/41	469,743	0.2
23,601		Fannie Mae REMIC Trust 2013-130 ST, 8.000%, 05/25/43	28,287	0.0
1,890,559	^	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/33	258,408	0.1
11,473,373	^	Freddie Mac 3502 DL, 4.841%, 01/15/39	1,902,581	0.8
58,981		Freddie Mac REMIC Trust 1360 PZ, 7.500%, 09/15/22	64,677	0.0
33,414		Freddie Mac REMIC Trust 1674 Z, 6.750%, 02/15/24	36,540	0.0
72,686		Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/26	81,714	0.0
11,977	^	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/28	2,754	0.0
64,721	^	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/28	13,931	0.0
30,411		Freddie Mac REMIC Trust 2122 F, 1.609%, 02/15/29	30,498	0.0
102,232	^	Freddie Mac REMIC Trust 2134 SB, 6.541%, 03/15/29	17,524	0.0
112,584	^	Freddie Mac REMIC Trust 2136 SG, 6.491%, 03/15/29	20,270	0.0
146,714	^	Freddie Mac REMIC Trust 2177 SB, 7.791%, 08/15/29	31,770	0.0
15,584		Freddie Mac REMIC Trust 2344 FP, 2.109%, 08/15/31	16,012	0.0
8,081		Freddie Mac REMIC Trust 2412 GF, 2.109%, 02/15/32	8,303	0.0
61,631		Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/32	69,439	0.0
45,930		Freddie Mac REMIC Trust 2461 PZ, 6.500%, 06/15/32	53,715	0.0
8,622		Freddie Mac REMIC Trust 2464 FI, 2.159%, 02/15/32	8,828	0.0
8,844		Freddie Mac REMIC Trust 2470 LF, 2.159%, 02/15/32	9,055	0.0
12,324		Freddie Mac REMIC Trust 2471 FD, 2.159%, 03/15/32	12,621	0.0
10,019		Freddie Mac REMIC Trust 2504 FP, 1.659%, 03/15/32	10,072	0.0
38,869		Freddie Mac REMIC Trust 2551 LF, 1.659%, 01/15/33	39,046	0.0
116,543		Freddie Mac REMIC Trust 2676 KY, 5.000%, 09/15/23	124,118	0.1
494,372		Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/34	540,188	0.2
423,542		Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/34	461,902	0.2
78,052		Freddie Mac REMIC Trust 3001 HT, 8.000%, 05/15/35	88,672	0.0
91,331	^	Freddie Mac REMIC Trust 3004 SB, 4.991%, 07/15/35	11,928	0.0
18,741		Freddie Mac REMIC Trust 3025 SJ, 20.501%, 08/15/35	29,073	0.0
1,204,555	^	Freddie Mac REMIC Trust 3223 S, 4.791%, 10/15/36	161,531	0.1
3,231,592	^	Freddie Mac REMIC Trust 3505 SA, 4.841%, 01/15/39	537,698	0.2
3,612,961	^	Freddie Mac REMIC Trust 3702 S, 3.291%, 05/15/36	338,202	0.2
3,404,254	^	Freddie Mac REMIC Trust 3710 SL, 4.841%, 05/15/36	214,790	0.1
407,110	^	Freddie Mac REMIC Trust 3803 SG, 5.441%, 08/15/28	14,306	0.0
3,776,339	^	Freddie Mac REMIC Trust 3925 SD, 4.891%, 07/15/40	494,304	0.2
1,842,930	^	Freddie Mac REMIC Trust 4136 SW, 5.091%, 11/15/32	322,933	0.1
796,660	^	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/43	147,303	0.1
12,282,795	^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	2,183,998	1.0
1,448,186	^	Freddie Mac Series 4120 IK, 3.000%, 10/15/32	193,301	0.1
530,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 5.716%, 02/25/24	619,443	0.3
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.216%, 08/25/24	436,919	0.2
340,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.966%, 10/25/24	377,660	0.2
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.916%, 04/25/28	115,219	0.1

See Accompanying Notes to Financial Statements

5

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
	119,314	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 3.416%, 03/25/25	120,722	0.1
	600,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.809%, 12/25/29	601,850	0.3
	526,743	Ginnie Mae Series 2007-8 SP, 18.118%, 03/20/37	774,671	0.3
	3,827,706	^ Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	198,379	0.1
	2,971,673	^ Ginnie Mae Series 2010-68 MS, 4.638%, 06/20/40	456,323	0.2
	2,065,078	^ Ginnie Mae Series 2012-97 SC, 5.528%, 07/16/41	370,681	0.2
	306,727	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 1.426%, 04/25/36	269,154	0.1
	90,030	GSR Mortgage Loan Trust 2005-AR6 1A4, 3.209%, 09/25/35	92,536	0.0
	763,910	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.426%, 04/25/46	677,140	0.3
	702,667	JP Morgan Mortgage Trust 2005-A4 B1, 3.480%, 07/25/35	629,345	0.3
	129,413	JP Morgan Mortgage Trust 2007-A1 7A1, 3.466%, 07/25/35	128,927	0.1
	173,310	Lehman XS Trust Series 2005-5N 1A2, 1.576%, 11/25/35	139,279	0.1
	137,667	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 3.473%, 04/25/36	136,650	0.1
	620	RALI Series Trust 2005-QA4 A32, 3.822%, 04/25/35	14	0.0
	2,757,732	RALI Series Trust 2006-QO1 X2, 2.064%, 02/25/46	250,229	0.1
	815,408	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	514,121	0.2
	9,548,950	^ WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.136%, 08/25/45	341,465	0.2
	63,006	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.937%, 10/25/36	60,880	0.0
	1,013,278	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.808%, 12/25/36	962,228	0.4
	240,694	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.887%, 08/25/46	221,803	0.1
	478,376	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.953%, 12/25/36	456,494	0.2
	135,529	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.763%, 04/25/37	120,044	0.1
	163,789	Wells Fargo Alternative Loan 2007-PA2 2A1, 1.646%, 06/25/37	130,144	0.1
	74,100	Wells Fargo Mortgage Backed Securities 2005-AR16 Trust 2A1, 3.185%, 02/25/34	75,771	0.0
	203,732	Wells Fargo Mortgage Backed Securities 2006-8 A15 Trust, 6.000%, 07/25/36	205,660	0.1
	264,362	Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 3.048%, 10/25/36	257,247	0.1
	57,020	Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 3.048%, 10/25/36	55,485	0.0
	324,286	Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.329%, 05/25/36	311,779	0.1
	312,045	Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 3.174%, 04/25/36	306,946	0.1

		Total Collateralized Mortgage Obligations
		(Cost $31,382,050)	33,365,198	14.7

STRUCTURED PRODUCTS: 0.0%
		Russia: 0.0%
RUB	5,352,217	Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	40,044	0.0

		Total Structured Products
		(Cost $191,032)	40,044	0.0

U.S. TREASURY OBLIGATIONS: 8.8%
		U.S. Treasury Bonds: 1.0%
	2,276,000	3.000%, due 02/15/47	2,352,371	1.0

		U.S. Treasury Notes: 7.8%
	1,342,000	1.250%, due 03/31/19	1,339,352	0.6
	4,000	1.250%, due 05/31/19	3,991	0.0
	872,000	1.250%, due 06/30/19	869,718	0.4
	30,000	1.250%, due 10/31/21	29,304	0.0
	891,000	1.500%, due 06/15/20	889,747	0.4
	220,000	1.625%, due 10/31/23	214,264	0.1
	105,000	1.750%, due 06/30/22	104,323	0.1
	7,416,000	2.000%, due 06/30/24	7,349,664	3.2
	10,000	2.125%, due 03/31/24	10,006	0.0
	6,774,000	2.375%, due 05/15/27	6,818,722	3.0
			17,629,091	7.8

		Total U.S. Treasury Obligations
		(Cost $20,011,085)	19,981,462	8.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.3%
		Federal Home Loan Mortgage Corporation: 0.6%##
	241,386	4.000%, due 09/01/45	254,173	0.1
	379,615	4.000%, due 09/01/45	399,726	0.2

See Accompanying Notes to Financial Statements

6

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
207,431		4.000%, due 09/01/45	218,420	0.1
131,743		4.000%, due 09/01/45	138,722	0.1
281,816		4.000%, due 05/01/46	296,745	0.1
2,673		5.000%, due 01/01/20	2,767	0.0
10,983		5.000%, due 02/01/20	11,368	0.0
13,531		5.000%, due 12/01/34	14,820	0.0
43,620		6.000%, due 02/01/34	49,468	0.0
8,378		6.500%, due 02/01/22	9,064	0.0
10,421		6.500%, due 09/01/22	11,250	0.0
3,552		6.500%, due 08/01/32	3,982	0.0
6,592		6.500%, due 07/01/34	7,291	0.0
7,122		6.500%, due 07/01/34	7,879	0.0
			1,425,675	0.6

		Federal National Mortgage Association: 0.6%##
77,826		2.500%, due 06/01/30	78,533	0.0
113,583		2.500%, due 06/01/30	114,615	0.1
46,949		2.500%, due 07/01/30	47,376	0.0
199,866		3.428%, due 10/01/36	212,018	0.1
227,996		4.000%, due 05/01/45	239,894	0.1
87,875		5.000%, due 06/01/41	96,190	0.1
7,338		5.500%, due 09/01/19	7,508	0.0
6,801		5.500%, due 09/01/19	6,955	0.0
29,123		5.500%, due 09/01/24	32,252	0.0
3,985		6.000%, due 05/01/21	4,144	0.0
111,306		6.000%, due 11/01/34	127,099	0.1
172,658		6.000%, due 04/01/35	197,054	0.1
79,454		6.500%, due 12/01/29	90,466	0.0
33,210		6.500%, due 01/01/34	38,177	0.0
914		7.000%, due 04/01/33	1,033	0.0
24,428		7.500%, due 09/01/32	29,598	0.0
59,053		7.500%, due 01/01/33	69,945	0.0
			1,392,857	0.6

		Government National Mortgage Association: 0.1%
47,633		5.000%, due 04/15/34	52,372	0.1
20,588		6.500%, due 02/20/35	24,056	0.0
			76,428	0.1

	Total U.S. Government Agency Obligations
	(Cost $2,832,970)		2,894,960	1.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.9%
		United States: 8.9%
7,040,000	^	BANK 2017-BNK5 XA, 1.107%, 06/15/60	543,219	0.2
450,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.676%, 06/10/49	455,674	0.2
390,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.676%, 06/10/49	395,892	0.2
8,891,954	^	Banc of America Commercial Mortgage Trust 2017-BNK3 XA, 1.300%, 02/15/50	721,016	0.3
2,075,546	^	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.696%, 02/15/50	225,741	0.1
8,020,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	344,694	0.2
440,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E, 5.406%, 11/11/41	450,717	0.2
19,658		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20 C, 5.279%, 10/12/42	19,865	0.0
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.897%, 04/12/38	132,253	0.1
422,853	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	428,092	0.2
1,879,052	^	CD 2016-CD1 Mortgage Trust XA, 1.575%, 08/10/49	182,099	0.1
9,008,471	^	CFCRE Commercial Mortgage Trust 2016-C7 XA, 0.944%, 12/10/54	521,579	0.2
3,493,763	^	COMM 2012-CR1 XA, 2.060%, 05/15/45	258,847	0.1
10,324,806	#,^	COMM 2012-LTRT XA, 1.015%, 10/05/30	415,896	0.2
6,440,637	^	COMM 2013-LC6 XA, 1.804%, 01/10/46	317,085	0.1
14,386,359	^	COMM 2014-CR16 XA, 1.354%, 04/10/47	722,864	0.3
3,961,845	^	COMM 2014-UBS3 XA, 1.478%, 06/10/47	231,170	0.1
570,000		COMM 2016-COR1 C, 4.542%, 10/10/49	571,132	0.3
4,478,211	^	COMM 2016-CR28 XA, 0.374%, 02/10/49	186,141	0.1
263,358	#	Commercial Mortgage Trust 2004-GG1 F, 6.591%, 06/10/36	263,828	0.1
7,447	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	7,427	0.0
290,000	#	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	235,540	0.1
2,169,951	#,^	DBUBS 2011-LC1A XA, 0.927%, 11/10/46	40,881	0.0
210,000	#	DBUBS 2011-LC2A D, 5.727%, 07/10/44	221,648	0.1
3,560,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.793%, 11/25/44	502,259	0.2
8,484,641	^	Freddie Mac Multifamily Structured Pass Through Certificates K018 X1, 1.528%, 01/25/22	428,020	0.2
9,030,492	^	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 2.118%, 08/25/18	135,542	0.1
29,023,305	^	Freddie Mac Multifamily Structured Pass Through Certificates K710 X1, 1.872%, 05/25/19	797,061	0.3
4,423,190	^	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.675%, 08/25/40	146,569	0.1
41,625,365	#,^	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	146,754	0.1
5,371	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.462%, 05/10/43	5,372	0.0

See Accompanying Notes to Financial Statements

7

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
			United States: (continued)
	100,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	89,045	0.0
	2,402,594	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.429%, 05/10/45	176,262	0.1
	660,000		JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/47	707,658	0.3
	735,971	#	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	739,419	0.3
	13,594,327	^	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.212%, 11/15/47	639,549	0.3
	250,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	240,687	0.1
	213,187		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	213,027	0.1
	2,940,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.424%, 12/15/47	49,713	0.0
	134,949	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.758%, 10/15/37	134,603	0.1
	270,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.510%, 06/12/41	275,109	0.1
	300,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	302,191	0.1
	7,097,910	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.826%, 06/15/45	373,468	0.2
	360,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	360,792	0.2
	360,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	358,981	0.2
	50,000		LB-UBS Commercial Mortgage Trust 2006-C4 C, 6.062%, 06/15/38	50,019	0.0
	780,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.062%, 06/15/38	780,121	0.3
	3,497,618	#,^	LSTAR Commercial Mortgage Trust 2017-5 X, 1.393%, 03/10/50	195,269	0.1
	390,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1 E, 6.750%, 11/15/26	394,166	0.2
	361,980	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	263,058	0.1
	310,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.375%, 10/15/42	303,874	0.1
	570,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	611,802	0.3
	460,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	490,990	0.2
	290,000	#	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	282,639	0.1
	5,459,581	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.088%, 08/10/49	435,432	0.2
	4,995,372	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.154%, 10/15/45	380,279	0.2
	7,191,015	^	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.190%, 12/15/49	438,897	0.2
	3,506,819	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.069%, 08/15/45	266,397	0.1
	1,427,101	#,^	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.512%, 03/15/48	72,806	0.0
	10,534,384	^	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.373%, 03/15/47	558,969	0.2

		Total Commercial Mortgage-Backed Securities
		(Cost $20,107,471)		20,240,099	8.9

FOREIGN GOVERNMENT BONDS: 7.3%
			Brazil: 0.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	668,718	0.3

			Germany: 1.7%
EUR	590,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	879,515	0.4
EUR	10,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	12,852	0.0
EUR	400,000		Bundesrepublik Deutschland, 08/15/26	440,743	0.2
EUR	2,190,000		Bundesschatzanweisungen, -0.610%, 12/14/18	2,523,342	1.1
				3,856,452	1.7

			Indonesia: 0.0%
IDR	1,589,000,000		Indonesia Treasury Bond, 7.500%, 08/15/32	120,956	0.0

			Italy: 3.0%
EUR	4,900,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	6,754,192	3.0

			Russia: 0.4%
RUB	51,720,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	867,774	0.4

See Accompanying Notes to Financial Statements

8

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Spain: 1.9%
EUR	3,500,000	#	Spain Government Bond, 1.950%, 04/30/26	4,205,269	1.9

		Total Foreign Government Bonds
		(Cost $16,353,209)		16,473,361	7.3

ASSET-BACKED SECURITIES: 3.8%
			Cayman Islands: 3.4%
	350,000	#	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.158%, 10/15/27	352,213	0.2
	240,000	#	Apidos CLO XI 2012-11A BR, 3.108%, 01/17/28	240,760	0.1
	210,000	#	Apidos CLO XVII 2014-17A A2R, 3.008%, 04/17/26	210,012	0.1
	370,000	#	Apidos CLO XVII 2014-17A BR, 3.658%, 04/17/26	369,996	0.2
	250,000	#	Avery Point IV CLO Ltd. 2014-1A CR, 3.506%, 04/25/26	250,030	0.1
	250,000	#	Babson CLO Ltd. 2014-IA BR, 3.356%, 07/20/25	250,002	0.1
	510,000	#	BlueMountain CLO 2012-2A BR, 3.072%, 11/20/28	511,380	0.2
	330,000	#	BlueMountain CLO 2014-4A B1R, 3.050%, 11/30/26	330,262	0.2
	300,000	#	BlueMountain CLO 2014-4A CR, 3.750%, 11/30/26	300,297	0.1
	640,000	#	Bristol Park CLO Ltd. 2016-1A B, 3.058%, 04/15/29	643,165	0.3
	290,000	#	Carlyle Global Market Strategies CLO Ltd. 2012-4A BR, 3.056%, 01/20/29	290,882	0.1
	250,000	#	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.320%, 07/27/26	250,471	0.1
	250,000	#	Cedar Funding II CLO Ltd. 2013-1A CR, 3.639%, 06/09/30	250,000	0.1
	500,000	#	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.406%, 07/23/30	499,994	0.2
	520,000	#	Dryden 33 Senior Loan Fund 2014-33A BR, 3.008%, 10/15/28	521,565	0.2
	1,300,000	#	Madison Park Funding Ltd. 2007-6A C, 2.167%, 07/26/21	1,292,912	0.6
	250,000	#	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.258%, 04/15/26	250,033	0.1
	250,000	#	Palmer Square CLO 2015-2A BR Ltd., 3.707%, 07/20/30	250,000	0.1
	420,000	#	Shackleton CLO Ltd. 2016-9A A, 2.656%, 10/20/28	424,179	0.2
	250,000	#	Thacher Park CLO Ltd. 2014-1A CR, 3.356%, 10/20/26	250,007	0.1
				7,738,160	3.4

			United States: 0.4%
	366,873		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.076%, 03/25/36	275,137	0.1
	640,000	#	OHA Loan Funding Ltd. 2016-1A B1, 2.956%, 01/20/28	641,461	0.3
				916,598	0.4

		Total Asset-Backed Securities
		(Cost $8,615,531)		8,654,758	3.8

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.0%
		United States: 0.0%
43,083	@,L	American Media, Inc.	–	–
4,988	@	Resolute Forest Products, Inc.	21,947	0.0

	Total Common Stock
	(Cost $1,298,014)		21,947	0.0

MUTUAL FUNDS: 22.9%
		United States: 22.9%
1,040,317		Voya Emerging Markets Corporate Debt Fund - Class P	10,403,168	4.6
1,581,468		Voya Emerging Markets Hard Currency Debt Fund - Class P	15,450,946	6.8
3,047,105		Voya Emerging Markets Local Currency Debt Fund - Class P	23,340,824	10.3
346,262		Voya High Yield Bond Fund - Class P	2,828,962	1.2

	Total Mutual Funds
	(Cost $58,199,568)		52,023,900	22.9

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 1.7%
		OTC Interest Rate Swaptions: 1.7%
11,400,000	@	Call on 30-Year Interest Rate Swap, Receive a fixed rate equal to 1.315% and pay a floating rate based on the 6-month EUR-EURIBOR, Exp. 04/10/37 Counterparty: Morgan Stanley Capital Services LLC	1,498,814	0.7
61,100,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.522%, Exp. 09/29/17 Counterparty: Goldman Sachs International	264,788	0.1
47,400,000	@	Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.551%, Exp. 07/12/17 Counterparty: Morgan Stanley Capital Services LLC	780	0.0

See Accompanying Notes to Financial Statements

9

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
	OTC Interest Rate Swaptions: (continued)
86,200,000	@ Put on 10-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.574%, Exp. 07/12/17 Counterparty: Bank of America N.A.	766	0.0
45,500,000	@ Put on 30-Year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.850%, Exp. 07/06/17 Counterparty: JPMorgan Chase Bank N.A.	1	0.0
11,400,000	@ Put on 30-Year Interest Rate Swap, Receive a floating rate based on the 6-month EUR-EURIBOR and pay a fixed rate equal to 1.315%, Exp. 04/10/37 Counterparty: Morgan Stanley Capital Services LLC	2,031,860	0.9
		3,797,009	1.7

	Total Purchased Options
	(Cost $5,286,648)	3,797,009	1.7

	Total Long-Term Investments
	(Cost $215,052,974)	209,809,195	92.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.4%
		Corporate Bonds/Notes: 0.6%
537,000		Allergan Funding SCS, 2.350%, 03/12/18	539,341	0.3
265,000	#	Barclays Bank PLC, 6.050%, 12/04/17	269,606	0.1
362,000		JPMorgan Chase & Co., 1.625%, 05/15/18	361,977	0.2
			1,170,924	0.6

		Commercial Paper: 0.9%
2,000,000		Kroger Co., 1.404%, 07/03/17
		(Cost $1,999,855)	1,999,766	0.9

		U.S. Government Agency Obligations: 0.0%
1,850		Freddie Mac, 5.500%, 01/01/18	1,863	0.0
70		Freddie Mac, 6.500%, 04/01/18	71	0.0
			1,934	0.0

		Securities Lending Collateralcc: 0.9%
4,092		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.14%, due 07/03/17 (Repurchase Amount $4,092, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,174, due 07/28/17-09/09/49)	4,092	0.0
85,743		Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $85,751, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $87,458, due 07/15/17-05/20/67)	85,743	0.0
4,981		HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $4,981, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $5,081, due 07/15/17-01/15/37)	4,981	0.0
2,447		Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.18%, due 07/03/17 (Repurchase Amount $2,447, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $2,496, due 07/07/17-01/15/30)	2,447	0.0
1,000,000		NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $1,000,099, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $1,020,000, due 08/15/21-09/09/49)	1,000,000	0.5

See Accompanying Notes to Financial Statements

10

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
			Securities Lending Collateralcc: (continued)
	1,000,000		State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,000,107, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,019,997, due 01/15/19-02/15/46)	1,000,000	0.4
				2,097,263	0.9

			Collateralized Mortgage Obligations: 0.0%
	221,751	^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18
			(Cost $3,374)	1,888	0.0

			Foreign Government Bonds: 0.0%
EUR	10,000	Z	Bundesschatzanweisungen, -0.690%, 12/15/17
			(Cost $11,081)	11,457	0.0

			U.S. Treasury Obligations: 0.1%
	209,000		United States Treasury Note, 0.625%, 06/30/18
			(Cost $207,943)	207,686	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.9%
15,709,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $15,709,000)	15,709,000	6.9

	Total Short-Term Investments
	(Cost $21,194,033)	21,199,919	9.3

	Total Investments in Securities (Cost $236,247,007)	$231,009,113	101.9
	Liabilities in Excess of Other Assets	(4,355,244)	(1.9)
	Net Assets	$226,653,869	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

BRL	Brazilian Real
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $236,000,167.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$4,840,498
Gross Unrealized Depreciation	(9,831,552)

Net Unrealized Depreciation	$(4,991,054)

See Accompanying Notes to Financial Statements

11

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Consumer Discretionary: 6.8%
23,053		Advance Auto Parts, Inc.	2,687,749	0.7
29,856		Camping World Holdings, Inc.	921,057	0.3
30,621		Carnival Corp.	2,007,819	0.6
106,638		ClubCorp Holdings, Inc.	1,396,958	0.4
13,847	L	Cooper Tire & Rubber Co.	499,877	0.1
11,527		Culp, Inc.	374,627	0.1
21,803		Delphi Automotive PLC	1,911,033	0.5
277,301		Entravision Communications Corp.	1,830,187	0.5
39,669	@	Gray Television, Inc.	543,465	0.2
89,156	L	Honda Motor Co., Ltd. ADR	2,441,983	0.7
14,814	@	Malibu Boats, Inc.	383,238	0.1
45,046	@	MarineMax, Inc.	880,649	0.2
74,330		Mattel, Inc.	1,600,325	0.4
20,042	@	MCBC Holdings, Inc.	391,821	0.1
19,015		Penske Auto Group, Inc.	834,949	0.2
81,537		Pulte Group, Inc.	2,000,103	0.6
13,714		Ralph Lauren Corp.	1,012,093	0.3
12,865	@	Red Robin Gourmet Burgers, Inc.	839,441	0.2
37,065		Target Corp.	1,938,129	0.5
21,836	@	Townsquare Media, Inc.	223,601	0.1
			24,719,104	6.8

		Consumer Staples: 5.4%
110,987		Conagra Brands, Inc.	3,968,895	1.1
18,241	@	Edgewell Personal Care Co.	1,386,681	0.4
6,791		Energizer Holdings, Inc.	326,104	0.1
40,447		General Mills, Inc.	2,240,764	0.6
11,103		JM Smucker Co.	1,313,818	0.4
7,583		John B Sanfilippo & Son, Inc.	478,563	0.1
32,004		Kellogg Co.	2,222,998	0.6
17,323		Lamb Weston Holdings, Inc.	762,905	0.2
77,342		Mondelez International, Inc.	3,340,401	0.9
45,629		Sysco Corp.	2,296,507	0.6
15,253	@,L	TreeHouse Foods, Inc.	1,246,018	0.4
			19,583,654	5.4

		Energy: 10.3%
28,788		Aegean Marine Petroleum Network, Inc.	168,410	0.0
54,803		Anadarko Petroleum Corp.	2,484,768	0.7
81,294	L	Ardmore Shipping Corp.	662,546	0.2
66,974		Baker Hughes, Inc.	3,650,753	1.0
38,654	@	Callon Petroleum Co.	410,119	0.1
13,320	@	Carrizo Oil & Gas, Inc.	232,034	0.1
7,022		Cimarex Energy Co.	660,138	0.2
61,148	@	Contango Oil & Gas Co.	406,023	0.1
58,909		Devon Energy Corp.	1,883,321	0.5
3,383	@	Dril-Quip, Inc.	165,090	0.0
76,662		EQT Corp.	4,491,627	1.2
46,579	@,L	Extraction Oil & Gas, Inc.	626,487	0.2
20,527		Halliburton Co.	876,708	0.2
39,171	@	Helix Energy Solutions Group, Inc.	220,924	0.1
28,848	L	Helmerich & Payne, Inc.	1,567,600	0.4
144,085		Imperial Oil Ltd.	4,199,887	1.2
30,072	@,L	Keane Group, Inc.	481,152	0.1
35,116	@,L	Mammoth Energy Services, Inc.	653,158	0.2
47,440		Marathon Petroleum Corp.	2,482,535	0.7
84,424		National Oilwell Varco, Inc.	2,780,927	0.8
111,511		Noble Energy, Inc.	3,155,761	0.9
51,939		Occidental Petroleum Corp.	3,109,588	0.9
121,738		Scorpio Tankers, Inc.	483,300	0.1
23,400	L	Spectra Energy Partners L.P.	1,003,860	0.3
44,019	@,L	WildHorse Resource Development Corp.	544,515	0.1
			37,401,231	10.3

		Financials: 24.6%
17,675		Aflac, Inc.	1,372,994	0.4
27,066		Ameriprise Financial, Inc.	3,445,231	1.0
12,384		Amerisafe, Inc.	705,269	0.2
67,075	L	Ares Management L.P.	1,207,350	0.3
28,390		Arthur J. Gallagher & Co.	1,625,327	0.5
6,891	@	Atlas Financial Holdings, Inc.	102,676	0.0
14,699		Bank of Hawaii Corp.	1,219,576	0.3
50,628		Bank of the Ozarks, Inc.	2,372,934	0.7
75,841		BankUnited, Inc.	2,556,600	0.7
74,724		BB&T Corp.	3,393,217	0.9
10,573		Blackstone Mortgage Trust, Inc.	334,107	0.1
68,988		Boston Private Financial Holdings, Inc.	1,058,966	0.3
32,807		Brown & Brown, Inc.	1,412,997	0.4
20,664		Capital Bank Financial Corp.	787,298	0.2
153,644		Capitol Federal Financial, Inc.	2,183,281	0.6
21,872		Chubb Ltd.	3,179,751	0.9
11,922		Comerica, Inc.	873,167	0.2
44,254		Commerce Bancshares, Inc.	2,514,955	0.7
124,586		Compass Diversified Holdings	2,174,026	0.6
16,112	@	Donnelley Financial Solutions, Inc.	369,932	0.1
35,686	@	FCB Financial Holdings, Inc.	1,704,006	0.5
16,565	L	First Financial Bankshares, Inc.	732,173	0.2
48,080		First Hawaiian, Inc.	1,472,210	0.4
118,784		FNB Corp.	1,681,981	0.5
30,252		Hanover Insurance Group, Inc.	2,681,235	0.7

See Accompanying Notes to Financial Statements

12

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
117,687		Invesco Ltd.	4,141,406	1.1
19,086		James River Group Holdings Ltd.	758,287	0.2
23,800		Kinsale Capital Group, Inc.	887,978	0.3
44,684		LegacyTexas Financial Group, Inc.	1,703,801	0.5
17,657		M&T Bank Corp.	2,859,551	0.8
81,027		Northern Trust Corp.	7,876,635	2.2
18,015		PNC Financial Services Group, Inc.	2,249,533	0.6
19,834		ProAssurance Corp.	1,205,907	0.3
17,835		Reinsurance Group of America, Inc.	2,289,836	0.6
25,748		RLI Corp.	1,406,356	0.4
25,397		Southside Bancshares, Inc.	887,371	0.2
19,841		State Street Corp.	1,780,333	0.5
21,720		SunTrust Banks, Inc.	1,231,958	0.3
30,856		T. Rowe Price Group, Inc.	2,289,824	0.6
20,888	@	Texas Capital Bancshares, Inc.	1,616,731	0.5
10,906		Torchmark Corp.	834,309	0.2
8,085		Travelers Cos., Inc.	1,022,995	0.3
72,001		Two Harbors Investment Corp.	713,530	0.2
32,175		UMB Financial Corp.	2,408,621	0.7
54,560		Unum Group	2,544,133	0.7
33,914		Validus Holdings Ltd.	1,762,511	0.5
190,258		Valley National Bancorp	2,246,947	0.6
37,104	L	Westamerica Bancorp.	2,079,308	0.6
22,702	@	Western Alliance Bancorp.	1,116,938	0.3
			89,076,058	24.6

		Health Care: 8.0%
29,166		Abbott Laboratories	1,417,759	0.4
41,966	@	AMN Healthcare Services, Inc.	1,638,772	0.5
23,091		Baxter International, Inc.	1,397,929	0.4
30,417		Cardinal Health, Inc.	2,370,093	0.7
33,534	@	Express Scripts Holding Co.	2,140,811	0.6
20,565	@	HCA Healthcare, Inc.	1,793,268	0.5
54,214	@	LifePoint Health, Inc.	3,640,470	1.0
11,462		McKesson Corp.	1,885,958	0.5
28,297		Owens & Minor, Inc.	910,880	0.2
9,204	@	PharMerica Corp.	241,605	0.1
17,185	@	Providence Service Corp.	869,733	0.2
21,748		Quest Diagnostics, Inc.	2,417,508	0.7
22,464		STERIS PLC	1,830,816	0.5
8,942		Utah Medical Products, Inc.	647,401	0.2
43,146		Zimmer Biomet Holdings, Inc.	5,539,946	1.5
			28,742,949	8.0

		Industrials: 14.3%
10,105	@	Advisory Board Co.	520,407	0.1
8,971		Apogee Enterprises, Inc.	509,912	0.1
1,647		Brink's Co.	110,349	0.0
10,549	@	Continental Building Products, Inc.	245,792	0.1
58,421	@	CSW Industrials, Inc.	2,257,972	0.6
13,543		Cummins, Inc.	2,196,945	0.6
12,187		Deluxe Corp.	843,584	0.2
9,250	@	DXP Enterprises, Inc.	319,125	0.1
6,129	@,L	Dycom Industries, Inc.	548,668	0.2
37,707		Emerson Electric Co.	2,248,091	0.6
19,780		EnPro Industries, Inc.	1,411,699	0.4
60,946	@	Foundation Building Materials, Inc.	783,766	0.2
32,345	@	Gardner Denver Holdings, Inc.	698,975	0.2
46,557		Global Brass & Copper Holdings, Inc.	1,422,316	0.4
17,811	@	GMS, Inc.	500,489	0.1
23,269		Graham Corp.	457,469	0.1
27,425	@	Harsco Corp.	441,542	0.1
151,358	L	Heartland Express, Inc.	3,151,274	0.9
10,312		Hexcel Corp.	544,370	0.2
27,738		Hubbell, Inc.	3,139,109	0.9
17,895	@	Huron Consulting Group, Inc.	773,064	0.2
36,329		Ingersoll-Rand PLC - Class A	3,320,107	0.9
58,678	@	Innerworkings, Inc.	680,665	0.2
27,684		Interface, Inc.	543,991	0.2
7,238		ITT, Inc.	290,823	0.1
169,889		Johnson Controls International plc	7,366,387	2.0
68,167		Koninklijke Philips NV	2,426,661	0.7
29,669		Korn/Ferry International	1,024,471	0.3
9,333		Multi-Color Corp.	761,573	0.2
53,631	@	NCI Building Systems, Inc.	895,638	0.3
7,186	@	On Assignment, Inc.	389,122	0.1
13,173		Paccar, Inc.	869,945	0.2
9,072		Parker Hannifin Corp.	1,449,887	0.4
31,766		Republic Services, Inc.	2,024,447	0.6
29,598	@	Rexnord Corp.	688,154	0.2
7,144		Rockwell Automation, Inc.	1,157,042	0.3
65,992		Textron, Inc.	3,108,223	0.9
19,914	@	Thermon Group Holdings, Inc.	381,751	0.1
7,698		Valmont Industries, Inc.	1,151,621	0.3
			51,655,426	14.3

		Information Technology: 8.6%
71,623		Applied Materials, Inc.	2,958,746	0.8
24,750		AVX Corp.	404,415	0.1
12,811		Belden, Inc.	966,334	0.3
32,636	@,L	BroadSoft, Inc.	1,404,980	0.4
52,248	@	Cray, Inc.	961,363	0.3
41,540		CSRA, Inc.	1,318,895	0.4
66,305	L	Cypress Semiconductor Corp.	905,063	0.2
98,834		EVERTEC, Inc.	1,709,828	0.5
1,407	@	IPG Photonics Corp.	204,156	0.1
81,384	@	Keysight Technologies, Inc.	3,168,279	0.9
49,563	@	Kulicke & Soffa Industries, Inc.	942,688	0.3
19,173		Lam Research Corp.	2,711,637	0.7
73,376		Maxim Integrated Products	3,294,583	0.9
17,167	@	OSI Systems, Inc.	1,290,100	0.4

See Accompanying Notes to Financial Statements

13

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
37,690	@,L	Presidio, Inc.	539,344	0.1
31,224		TE Connectivity Ltd.	2,456,704	0.7
61,299	@,L	Teradata Corp.	1,807,708	0.5
87,774		Teradyne, Inc.	2,635,853	0.7
69,341	@	VeriFone Holdings, Inc.	1,255,072	0.3
			30,935,748	8.6

		Materials: 5.0%
48,356		Bemis Co., Inc.	2,236,465	0.6
1,640		Chase Corp.	174,988	0.0
210,146		Graphic Packaging Holding Co.	2,895,812	0.8
29,755		Innophos Holdings, Inc.	1,304,459	0.4
20,567		Innospec, Inc.	1,348,167	0.4
20,591		Minerals Technologies, Inc.	1,507,261	0.4
8,153		Myers Industries, Inc.	146,346	0.0
34,936		PolyOne Corp.	1,353,421	0.4
66,524		Silgan Holdings, Inc.	2,114,133	0.6
41,639		Sonoco Products Co.	2,141,077	0.6
51,285		WestRock Co.	2,905,808	0.8
			18,127,937	5.0

		Real Estate: 6.0%
17,215		American Tower Corp.	2,277,889	0.6
48,258		Armada Hoffler Properties, Inc.	624,941	0.2
4,305		Boston Properties, Inc.	529,601	0.1
34,887		CareTrust REIT, Inc.	646,805	0.2
12,699		Chatham Lodging Trust	255,123	0.1
21,029		Community Healthcare Trust, Inc.	538,132	0.1
26,647		DiamondRock Hospitality Co.	291,785	0.1
48,157		Empire State Realty Trust, Inc.	1,000,221	0.3
3,238		EPR Properties	232,715	0.1
13,110		Four Corners Property Trust, Inc.	329,192	0.1
95,418		Kite Realty Group Trust	1,806,263	0.5
41,080		Lexington Realty Trust	407,103	0.1
80,836		MedEquities Realty Trust, Inc.	1,020,150	0.3
46,502		Medical Properties Trust, Inc.	598,481	0.2
50,803	L	MGM Growth Properties LLC	1,482,940	0.4
98,388		Piedmont Office Realty Trust, Inc.	2,074,019	0.6
14,274		RLJ Lodging Trust	283,624	0.1
28,911	L	Sabra Healthcare REIT, Inc.	696,755	0.2
30,682		Summit Hotel Properties, Inc.	572,219	0.1
15,271		Sunstone Hotel Investors, Inc.	246,169	0.1
24,054		Urstadt Biddle Properties, Inc.	476,269	0.1
153,239		Weyerhaeuser Co.	5,133,506	1.4
			21,523,902	6.0

		Telecommunication Services: 0.8%
50,155	@	Level 3 Communications, Inc.	2,974,191	0.8

		Utilities: 6.1%
32,572		Ameren Corp.	1,780,711	0.5
19,248		Atmos Energy Corp.	1,596,622	0.4
45,555		Edison International	3,561,946	1.0
18,579		Eversource Energy	1,127,931	0.3
26,355		NorthWestern Corp.	1,608,182	0.5
56,036		PG&E Corp.	3,719,109	1.0
21,565		Pinnacle West Capital Corp.	1,836,475	0.5
28,264		Spire, Inc.	1,971,414	0.6
20,505		Westar Energy, Inc.	1,087,175	0.3
78,303		Xcel Energy, Inc.	3,592,542	1.0
			21,882,107	6.1

	Total Common Stock
	(Cost $307,763,810)		346,622,307	95.9

EXCHANGE-TRADED FUNDS: 1.7%
75,213		iShares Russell Midcap Value Index Fund	6,324,661	1.7

	Total Exchange-Traded Funds
	(Cost $5,938,701)		6,324,661	1.7

PREFERRED STOCK: 0.2%
		Industrials: 0.2%
13,889	@,L	Rexnord Corp.	753,479	0.2

	Total Preferred Stock
	(Cost $700,800)		753,479	0.2

	Total Long-Term Investments
	(Cost $314,403,311)		353,700,447	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.4%
	Securities Lending Collateralcc: 4.9%
388,155	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $388,190, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $395,918, due 07/28/17-09/09/49)	388,155	0.1
4,173,669	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $4,174,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,257,142, due 07/15/17-05/20/67)	4,173,669	1.2

See Accompanying Notes to Financial Statements

14

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,958,996	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,959,370, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,038,176, due 07/13/17-12/01/51)	3,958,996	1.1
472,471	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $472,512, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $481,921, due 07/15/17-01/15/37)	472,471	0.1
232,056	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $232,080, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $236,698, due 07/07/17-01/15/30)	232,056	0.1
4,173,669	NBC Global Finance Ltd., Repurchase Agreement dated 06/30/17, 1.20%, due 07/03/17 (Repurchase Amount $4,174,081, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $4,257,142, due 08/15/21-09/09/49)	4,173,669	1.1
4,173,700	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $4,174,146, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,257,162, due 01/15/19-02/15/46)	4,173,700	1.2
		17,572,716	4.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
9,237,991	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $9,237,991)	9,237,991	2.5

	Total Short-Term Investments
	(Cost $26,810,707)	26,810,707	7.4

	Total Investments in Securities (Cost $341,214,018)	$380,511,154	105.2
	Liabilities in Excess of Other Assets	(18,886,913)	(5.2)
	Net Assets	$361,624,241	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $345,419,191.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$48,764,523
Gross Unrealized Depreciation	(13,672,560)

Net Unrealized Appreciation	$35,091,963

See Accompanying Notes to Financial Statements

15

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Consumer Discretionary: 31.4%
2,110,964	@	AO World PLC	3,190,127	0.4
303,550	@	Bright Horizons Family Solutions, Inc.	23,437,096	3.1
31,000		Camping World Holdings, Inc.	956,350	0.1
550,000		Choice Hotels International, Inc.	35,337,500	4.6
120,000		ClubCorp Holdings, Inc.	1,572,000	0.2
100,000		Dick's Sporting Goods, Inc.	3,983,000	0.5
728,364		Manchester United PLC - Class A	11,835,915	1.6
188,200		Marriott Vacations Worldwide Corp.	22,160,550	2.9
472,571	@	Penn National Gaming, Inc.	10,113,019	1.3
593,691	@	Pinnacle Entertainment, Inc.	11,731,334	1.5
213,000		Red Rock Resorts, Inc.	5,016,150	0.7
400,000	@	Under Armour, Inc. - Class A	8,704,000	1.1
331,251	@	Under Armour, Inc. - Class C	6,678,020	0.9
470,000		Vail Resorts, Inc.	95,330,100	12.5
			240,045,161	31.4

		Consumer Staples: 3.3%
187,000		Church & Dwight Co., Inc.	9,701,560	1.3
135,000	@	Performance Food Group Co.	3,699,000	0.5
229,876	@	Smart & Final Stores, Inc.	2,091,872	0.3
116,700	@	TreeHouse Foods, Inc.	9,533,223	1.2
			25,025,655	3.3

		Financials: 16.7%
195,000	@	Arch Capital Group Ltd.	18,191,550	2.4
270,000		Carlyle Group L.P.	5,332,500	0.7
330,000		Cohen & Steers, Inc.	13,378,200	1.8
47,000	@	Essent Group Ltd.	1,745,580	0.2
82,000		Factset Research Systems, Inc.	13,626,760	1.8
297,229		Financial Engines, Inc.	10,878,581	1.4
103,926		Kinsale Capital Group, Inc.	3,877,479	0.5
80,000		Moelis & Co.	3,108,000	0.4
149,000		Morningstar, Inc.	11,672,660	1.5
182,500		MSCI, Inc. - Class A	18,795,675	2.5
160,000		Oaktree Capital Group LLC	7,456,000	1.0
253,500		Primerica, Inc.	19,202,625	2.5
			127,265,610	16.7

		Health Care: 9.4%
103,500		Bio-Techne Corp.	12,161,250	1.6
12,000	@	Evolent Health, Inc.	304,200	0.0
76,133	@	Glaukos Corp.	3,157,235	0.4
176,000	@	Idexx Laboratories, Inc.	28,409,920	3.7
300,000	@	Inovalon Holdings, Inc.	3,945,000	0.5
18,900	@	Mettler Toledo International, Inc.	11,123,406	1.5
47,008	@	Neogen Corp.	3,248,723	0.4
100,500		West Pharmaceutical Services, Inc.	9,499,260	1.3
			71,848,994	9.4

		Industrials: 2.8%
70,000		Air Lease Corp.	2,615,200	0.3
120,000	@	Caesarstone Ltd.	4,206,000	0.6
85,000	@	Middleby Corp.	10,328,350	1.4
60,000	@	Trex Co., Inc.	4,059,600	0.5
			21,209,150	2.8

		Information Technology: 21.3%
198,500	@	ANSYS, Inc.	24,153,480	3.2
300,448	@	Benefitfocus, Inc.	10,921,285	1.4
137,300	@	CoStar Group, Inc.	36,192,280	4.7
298,600	@	Gartner, Inc.	36,880,086	4.8
164,000	@	Guidewire Software, Inc.	11,268,440	1.5
15,000		Littelfuse, Inc.	2,475,000	0.3
257,000		MAXIMUS, Inc.	16,095,910	2.1
605,000		SS&C Technologies Holdings, Inc.	23,238,050	3.1
20,998	@	Wix.com Ltd.	1,461,461	0.2
			162,685,992	21.3

		Real Estate: 8.3%
14,720		Alexander's, Inc.	6,203,891	0.8
82,000		Alexandria Real Estate Equities, Inc.	9,878,540	1.3
68,838		American Assets Trust, Inc.	2,711,529	0.4
470,000		Douglas Emmett, Inc.	17,958,700	2.3
710,000		Gaming and Leisure Properties, Inc.	26,745,700	3.5
			63,498,360	8.3

		Telecommunication Services: 1.3%
921,311	@	Iridium Communications, Inc.	10,180,487	1.3

	Total Common Stock
	(Cost $286,686,442)		721,759,409	94.5

SHORT-TERM INVESTMENTS: 5.1%
		Mutual Funds: 5.1%
39,232,528		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
		(Cost $39,232,528)	39,232,528	5.1

	Total Short-Term Investments
	(Cost $39,232,528)		39,232,528	5.1

	Total Investments in Securities (Cost $325,918,970)		$760,991,937	99.6
	Assets in Excess of Other Liabilities		2,755,291	0.4
	Net Assets		$763,747,228	100.0

††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.

See Accompanying Notes to Financial Statements

16

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Cost for federal income tax purposes is $331,612,930.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$440,681,356
Gross Unrealized Depreciation	(11,302,349)

Net Unrealized Appreciation	$429,379,007

See Accompanying Notes to Financial Statements

17

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 12.6%
76,330		Coach, Inc.	3,613,462	1.1
212,339		Comcast Corp. – Class A	8,264,234	2.5
26,340		Dollar General Corp.	1,898,851	0.6
12,130		Expedia, Inc.	1,806,763	0.6
60,785	@	Liberty Interactive Corp. QVC Group	1,491,664	0.5
82,269		Lowe's Cos, Inc.	6,378,315	2.0
7,797		Marriott International, Inc.	782,117	0.2
23,875		McDonald's Corp.	3,656,695	1.1
31,665		Newell Brands, Inc.	1,697,877	0.5
28,520		PVH Corp.	3,265,540	1.0
7,355		Royal Caribbean Cruises Ltd.	803,387	0.3
56,880		Starbucks Corp.	3,316,673	1.0
37,095		Walt Disney Co.	3,941,344	1.2
			40,916,922	12.6

		Consumer Staples: 6.7%
16,239		CVS Health Corp.	1,306,590	0.4
35,375		Kellogg Co.	2,457,147	0.8
43,705		Kroger Co.	1,019,201	0.3
44,313		PepsiCo, Inc.	5,117,708	1.6
88,875		Philip Morris International, Inc.	10,438,369	3.2
27,567		Sysco Corp.	1,387,447	0.4
			21,726,462	6.7

		Energy: 6.3%
121,908		Canadian Natural Resources Ltd.	3,515,827	1.1
48,411		Chevron Corp.	5,050,719	1.5
29,439		EOG Resources, Inc.	2,664,818	0.8
72,185		Exxon Mobil Corp.	5,827,495	1.8
81,446		Halliburton Co.	3,478,559	1.1
			20,537,418	6.3

		Financials: 17.4%
31,195		Aon PLC	4,147,375	1.3
136,556		Bank of New York Mellon Corp.	6,967,087	2.1
56,202	@	Berkshire Hathaway, Inc. – Class B	9,518,933	2.9
1,986		Blackrock, Inc.	838,906	0.3
150,211		Citigroup, Inc.	10,046,112	3.1
22,377		Invesco Ltd.	787,447	0.2
113,403		JPMorgan Chase & Co.	10,365,034	3.2
108,225		Morgan Stanley	4,822,506	1.5
8,720		S&P Global, Inc.	1,273,033	0.4
139,255		Wells Fargo & Co.	7,716,119	2.4
			56,482,552	17.4

		Health Care: 16.1%
75,503		Abbott Laboratories	3,670,201	1.1
11,590	@	Alexion Pharmaceuticals, Inc.	1,410,155	0.4
17,015		Allergan plc	4,136,176	1.3
20,505		Anthem, Inc.	3,857,606	1.2
9,060	@	Biogen, Inc.	2,458,522	0.8
47,250		Bristol-Myers Squibb Co.	2,632,770	0.8
42,194		Cardinal Health, Inc.	3,287,756	1.0
39,639	@	Celgene Corp.	5,147,917	1.6
29,163		Cigna Corp.	4,881,595	1.5
66,914		Johnson & Johnson	8,852,053	2.7
28,983		Medtronic PLC	2,572,241	0.8
162,360		Pfizer, Inc.	5,453,672	1.7
11,096	@	Vertex Pharmaceuticals, Inc.	1,429,942	0.4
19,360		Zimmer Biomet Holdings, Inc.	2,485,824	0.8
			52,276,430	16.1

		Industrials: 8.2%
33,522		Eaton Corp. PLC	2,609,017	0.8
35,141		FedEx Corp.	7,637,194	2.3
138,525		General Electric Co.	3,741,560	1.2
56,237		Honeywell International, Inc.	7,495,830	2.3
64,613		Johnson Controls International plc	2,801,620	0.9
59,670		Nielsen Holdings PLC	2,306,842	0.7
			26,592,063	8.2

		Information Technology: 21.6%
66,290		Activision Blizzard, Inc.	3,816,315	1.2
4,833	@	Alphabet, Inc. - Class A	4,493,143	1.4
9,824	@	Alphabet, Inc. - Class C	8,927,364	2.7
93,686		Apple, Inc.	13,492,658	4.2
27,681		Broadcom Ltd.	6,451,057	2.0
10,669	@	Electronic Arts, Inc.	1,127,927	0.3
65,400	@	Facebook, Inc.	9,874,092	3.0
42,415		Fidelity National Information Services, Inc.	3,622,241	1.1
3,153	@	FleetCor Technologies, Inc.	454,694	0.1
48,051		Mastercard, Inc. - Class A	5,835,794	1.8
137,370		Microsoft Corp.	9,468,914	2.9
6,785	@	Palo Alto Networks, Inc.	907,901	0.3
31,190		Total System Services, Inc.	1,816,817	0.6
			70,288,917	21.6

		Materials: 2.2%
22,110		Ball Corp.	933,263	0.3
36,170		Sealed Air Corp.	1,618,969	0.5
13,453		Sherwin-Williams Co.	4,721,465	1.4
			7,273,697	2.2

		Real Estate: 1.6%
38,045		American Tower Corp.	5,034,115	1.6

		Telecommunication Services: 2.4%
149,995		AT&T, Inc.	5,659,311	1.8
44,707		Verizon Communications, Inc.	1,996,615	0.6
			7,655,926	2.4

		Utilities: 1.3%
13,946		Edison International	1,090,438	0.3

See Accompanying Notes to Financial Statements

18

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
64,185	Southern Co.	3,073,178	1.0
		4,163,616	1.3

	Total Common Stock
	(Cost $254,166,849)	312,948,118	96.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Materials: –%
649,000	SINO Forest Corp. Escrow, 08/01/49	–	–

Total Corporate Bonds/Notes
	(Cost $–)	–	–

Total Long-Term Investments
	(Cost $254,166,849)	312,948,118	96.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Mutual Funds: 1.2%
3,951,989	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $3,951,989)	3,951,989	1.2

	Total Short-Term Investments
	(Cost $3,951,989)	3,951,989	1.2

	Total Investments in Securities (Cost $258,118,838)	$316,900,107	97.6
	Assets in Excess of Other Liabilities	7,894,722	2.4
	Net Assets	$324,794,829	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $259,069,072.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,289,875
Gross Unrealized Depreciation	(4,458,840)

Net Unrealized Appreciation	$57,831,035

See Accompanying Notes to Financial Statements

19

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 9.1%
55,500		Aarons, Inc.	2,158,950	1.0
52,000		Adtalem Global Education, Inc.	1,973,400	0.9
50,000		AMC Entertainment Holdings, Inc.	1,137,500	0.5
12,400		Capella Education Co.	1,061,440	0.5
22,000		Childrens Place Retail Stores, Inc.	2,246,200	1.1
16,300	@	Cooper-Standard Holdings, Inc.	1,644,181	0.8
33,000	@	Dave & Buster's Entertainment, Inc.	2,194,830	1.0
5,430	@	Genesco, Inc.	184,077	0.1
25,800	@	Red Robin Gourmet Burgers, Inc.	1,683,450	0.8
24,500	@	RH	1,580,740	0.7
68,400		Tower International, Inc.	1,535,580	0.7
86,500	@	William Lyon Homes	2,088,110	1.0
			19,488,458	9.1

		Consumer Staples: 1.2%
82,000	@	Hostess Brands, Inc.	1,320,200	0.6
34,000	@	United Natural Foods, Inc.	1,247,800	0.6
			2,568,000	1.2

		Energy: 5.0%
125,000		Aegean Marine Petroleum Network, Inc.	731,250	0.3
25,000		Arch Coal, Inc.	1,707,500	0.8
35,000	@	C&J Energy Services, Inc.	1,199,450	0.6
79,000	@	Extraction Oil & Gas, Inc.	1,062,550	0.5
104,000	@	Keane Group, Inc.	1,664,000	0.8
148,000	@	Oasis Petroleum, Inc.	1,191,400	0.6
100,000		Patterson-UTI Energy, Inc.	2,019,000	0.9
52,000		PBF Energy, Inc.	1,157,520	0.5
			10,732,670	5.0

		Financials: 30.9%
77,000		American Equity Investment Life Holding Co.	2,023,560	0.9
58,500		Ameris Bancorp.	2,819,700	1.3
26,000		Amerisafe, Inc.	1,480,700	0.7
37,500		Argo Group International Holdings Ltd.	2,272,500	1.1
33,000		Blackstone Mortgage Trust, Inc.	1,042,800	0.5
62,500	@	BofI Holding, Inc.	1,482,500	0.7
55,000		Cathay General Bancorp.	2,087,250	1.0
75,000		CNO Financial Group, Inc.	1,566,000	0.7
55,000		Community Bank System, Inc.	3,067,350	1.4
57,000	@	Customers Bancorp, Inc.	1,611,960	0.7
48,000	@	Encore Capital Group, Inc.	1,927,200	0.9
14,000		Evercore Partners, Inc.	987,000	0.5
57,000		Hancock Holding Co.	2,793,000	1.3
109,000		Hope Bancorp, Inc.	2,032,850	0.9
51,000		Houlihan Lokey, Inc.	1,779,900	0.8
44,000		Independent Bank Corp.	2,932,600	1.4
64,000		Invesco Mortgage Capital, Inc.	1,069,440	0.5
39,400		MB Financial, Inc.	1,735,176	0.8
128,000	@	MBIA, Inc.	1,207,040	0.6
255,000	@	MGIC Investment Corp.	2,856,000	1.3
43,921		Moelis & Co.	1,706,331	0.8
29,000		Prosperity Bancshares, Inc.	1,862,960	0.9
66,700		Renasant Corp.	2,917,458	1.4
74,000		Sandy Spring Bancorp, Inc.	3,008,840	1.4
210,000	@	SLM Corp.	2,415,000	1.1
134,000		Sterling Bancorp/DE	3,115,500	1.4
19,000	@	Stifel Financial Corp.	873,620	0.4
33,200		UMB Financial Corp.	2,485,352	1.2
86,500		Union Bankshares Corp.	2,932,350	1.4
36,000	@	Western Alliance Bancorp.	1,771,200	0.8
31,500		Wintrust Financial Corp.	2,407,860	1.1
50,000		WSFS Financial Corp.	2,267,500	1.0
			66,538,497	30.9

		Health Care: 6.5%
37,997	@	Almost Family, Inc.	2,342,515	1.1
8,700	@	Bluebird Bio, Inc.	913,935	0.4
72,000	@	Impax Laboratories, Inc.	1,159,200	0.5
39,000	@	LHC Group, Inc.	2,647,710	1.2
77,000	@	Merit Medical Systems, Inc.	2,937,550	1.4
21,145	@	Molina Healthcare, Inc.	1,462,811	0.7
78,500	@	Tenet Healthcare Corp.	1,518,190	0.7
38,000	@	Wright Medical Group NV	1,044,620	0.5
			14,026,531	6.5

		Industrials: 13.1%
54,500		ABM Industries, Inc.	2,262,840	1.0
48,500		Barnes Group, Inc.	2,838,705	1.3
11,000		Curtiss-Wright Corp.	1,009,580	0.5
33,000		Deluxe Corp.	2,284,260	1.1
32,500		EMCOR Group, Inc.	2,124,850	1.0
33,500		Franklin Electric Co., Inc.	1,386,900	0.6
43,500		Granite Construction, Inc.	2,098,440	1.0
61,500		Kennametal, Inc.	2,301,330	1.1
49,500	@	Mastec, Inc.	2,234,925	1.0
57,000	@	Navistar International Corp.	1,495,110	0.7
89,000	@	Neff Corp.	1,691,000	0.8
23,000		Oshkosh Corp.	1,584,240	0.7
31,000		REV Group, Inc.	858,080	0.4
59,000		Skywest, Inc.	2,070,900	1.0
58,000		Triton International Ltd./Bermuda	1,939,520	0.9
			28,180,680	13.1

		Information Technology: 9.2%
51,700		Brooks Automation, Inc.	1,121,373	0.5

See Accompanying Notes to Financial Statements

20

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
47,000		Cohu, Inc.	739,780	0.3
99,000		Cypress Semiconductor Corp.	1,351,350	0.6
15,000		Ebix, Inc.	808,500	0.4
56,500	@	Entegris, Inc.	1,240,175	0.6
35,000	@	Finisar Corp.	909,300	0.4
47,000	@	Ichor Holdings Ltd.	947,520	0.4
49,500	@	II-VI, Inc.	1,697,850	0.8
90,000	@	Kulicke & Soffa Industries, Inc.	1,711,800	0.8
155,000	@	Oclaro, Inc.	1,447,700	0.7
19,000	@	Rogers Corp.	2,063,780	1.0
27,875		Science Applications International Corp.	1,935,083	0.9
16,500		SYNNEX Corp.	1,979,340	0.9
105,000	@	TTM Technologies, Inc.	1,822,800	0.9
			19,776,351	9.2

		Materials: 8.1%
215,000	@	AK Steel Holding Corp.	1,412,550	0.6
23,000		Cabot Corp.	1,228,890	0.6
56,000		Carpenter Technology Corp.	2,096,080	1.0
86,000		KapStone Paper and Packaging Corp.	1,774,180	0.8
33,500		Materion Corp.	1,252,900	0.6
27,500		Neenah Paper, Inc.	2,206,875	1.0
74,000		Olin Corp.	2,240,720	1.0
81,659		Orion Engineered Carbons SA	1,629,097	0.8
134,000	@	Platform Specialty Products Corp.	1,699,120	0.8
23,500	@	US Concrete, Inc.	1,845,925	0.9
			17,386,337	8.1

		Real Estate: 8.6%
54,000		American Assets Trust, Inc.	2,127,060	1.0
70,500		Brandywine Realty Trust	1,235,865	0.6
55,000		Chesapeake Lodging Trust	1,345,850	0.6
97,000		First Industrial Realty Trust, Inc.	2,776,140	1.3
20,500		Highwoods Properties, Inc.	1,039,555	0.5
57,000		Hudson Pacific Properties, Inc.	1,948,830	0.9
61,500		LaSalle Hotel Properties	1,832,700	0.8
68,000		Mack-Cali Realty Corp.	1,845,520	0.9
19,000		PS Business Parks, Inc.	2,515,410	1.2
110,500		Sunstone Hotel Investors, Inc.	1,781,260	0.8
			18,448,190	8.6

		Utilities: 5.9%
30,500		Black Hills Corp.	2,057,835	0.9
70,000		New Jersey Resources Corp.	2,779,000	1.3
27,500		ONE Gas, Inc.	1,919,775	0.9
41,000		PNM Resources, Inc.	1,568,250	0.7
76,000		South Jersey Industries, Inc.	2,596,920	1.2
25,500		Southwest Gas Holdings, Inc.	1,863,030	0.9
			12,784,810	5.9

	Total Common Stock
	(Cost $168,397,448)		209,930,524	97.6

SHORT-TERM INVESTMENTS: 2.9%
		Mutual Funds: 2.9%
6,222,967		BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
		(Cost $6,222,967)	6,222,967	2.9

	Total Short-Term Investments
	(Cost $6,222,967)		6,222,967	2.9

	Total Investments in Securities (Cost $174,620,415)		$216,153,491	100.5
	Liabilities in Excess of Other Assets		(1,012,788)	(0.5)
	Net Assets		$215,140,703	100.0

††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $174,720,868.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$45,923,179
Gross Unrealized Depreciation	(4,490,556)

Net Unrealized Appreciation	$41,432,623

See Accompanying Notes to Financial Statements

21

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 9.1%
40,329		Advance Auto Parts, Inc.	4,701,958	1.0
241,368		Carnival Corp.	15,826,500	3.3
45,758		CBS Corp. - Class B	2,918,445	0.6
6,781	@	Charter Communications, Inc.	2,284,180	0.5
84,305		Comcast Corp. – Class A	3,281,151	0.7
264,572		General Motors Co.	9,241,500	1.9
189,502		Twenty-First Century Fox, Inc. - Class B	5,281,421	1.1
			43,535,155	9.1

		Consumer Staples: 3.7%
51,172		CVS Health Corp.	4,117,299	0.8
49,753		Danone	3,734,348	0.8
30,929		Mondelez International, Inc.	1,335,824	0.3
59,123		Unilever NV ADR	3,267,728	0.7
68,835		Wal-Mart Stores, Inc.	5,209,433	1.1
			17,664,632	3.7

		Energy: 14.0%
235,790		BP PLC ADR	8,170,124	1.7
136,530		Canadian Natural Resources Ltd.	3,939,661	0.8
78,525		Chevron Corp.	8,192,513	1.7
178,588		Devon Energy Corp.	5,709,458	1.2
103,003		Halliburton Co.	4,399,258	0.9
122,312		Hess Corp.	5,365,828	1.1
387,613		Marathon Oil Corp.	4,593,214	1.0
64,329		Occidental Petroleum Corp.	3,851,377	0.8
242,402	@	QEP Resources, Inc.	2,448,260	0.5
179,439		Royal Dutch Shell PLC - Class A ADR	9,544,361	2.0
373,536		Suncor Energy, Inc.	10,907,251	2.3
			67,121,305	14.0

		Financials: 36.2%
33,878		Aflac, Inc.	2,631,643	0.6
115,381		American International Group, Inc.	7,213,620	1.5
78,332		Allstate Corp.	6,927,682	1.5
334,228		Ally Financial, Inc.	6,985,365	1.5
897,510		Bank of America Corp.	21,773,593	4.5
162,460		Bank of New York Mellon Corp.	8,288,709	1.7
430,097		Citigroup, Inc.	28,764,887	6.0
156,743		Citizens Financial Group, Inc.	5,592,590	1.2
337,504		Fifth Third Bancorp	8,761,604	1.8
23,887		Goldman Sachs Group, Inc.	5,300,525	1.1
206,555		JPMorgan Chase & Co.	18,879,127	3.9
109,120		Keycorp	2,044,909	0.4
176,617		Metlife, Inc.	9,703,338	2.0
224,709		Morgan Stanley	10,013,033	2.1
86,095		PNC Financial Services Group, Inc.	10,750,683	2.2
89,880		State Street Corp.	8,064,932	1.7
37,582		US Bancorp	1,951,258	0.4
177,014		Wells Fargo & Co.	9,808,346	2.1
			173,455,844	36.2

		Health Care: 12.6%
50,949		AbbVie, Inc.	3,694,312	0.8
35,707		Anthem, Inc.	6,717,558	1.4
15,831	@	Biogen, Inc.	4,295,900	0.9
27,105		Cardinal Health, Inc.	2,112,021	0.4
50,198		Gilead Sciences, Inc.	3,553,014	0.7
19,729		McKesson Corp.	3,246,210	0.7
46,248		Medtronic PLC	4,104,510	0.9
92,615		Merck & Co., Inc.	5,935,695	1.2
121,430	@	Mylan NV	4,713,913	1.0
55,073		Novartis AG	4,600,061	1.0
278,378		Pfizer, Inc.	9,350,717	1.9
168,804		Sanofi ADR	8,087,400	1.7
			60,411,311	12.6

		Industrials: 9.4%
133,341		Arconic, Inc.	3,020,173	0.6
82,307		Caterpillar, Inc.	8,844,710	1.8
104,543		Eaton Corp. PLC	8,136,582	1.7
56,035		Emerson Electric Co.	3,340,807	0.7
188,666		General Electric Co.	5,095,869	1.1
35,411		Ingersoll-Rand PLC - Class A	3,236,211	0.7
159,853		Johnson Controls International plc	6,931,226	1.5
136,198		Textron, Inc.	6,414,926	1.3
			45,020,504	9.4

		Information Technology: 10.0%
383,461		Cisco Systems, Inc.	12,002,329	2.5
48,940		Cognizant Technology Solutions Corp.	3,249,616	0.7
216,672	@	eBay, Inc.	7,566,186	1.6
157,235		Intel Corp.	5,305,109	1.1
108,822		Microsoft Corp.	7,501,100	1.6
133,335		NetApp, Inc.	5,340,067	1.1
103,573	@	PayPal Holdings, Inc.	5,558,763	1.1
30,448		Qualcomm, Inc.	1,681,339	0.3
			48,204,509	10.0

		Materials: 1.9%
48,704		Alcoa Corp.	1,590,186	0.3
112,301		CF Industries Holdings, Inc.	3,139,936	0.7
78,932		International Paper Co.	4,468,340	0.9
			9,198,462	1.9

		Telecommunication Services: 0.7%
1,274,298		Vodafone Group PLC	3,618,966	0.7

		Utilities: 0.6%
97,492		FirstEnergy Corp.	2,842,867	0.6

	Total Common Stock
	(Cost $381,032,698)		471,073,555	98.2

See Accompanying Notes to Financial Statements

22

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CLOSED-END FUNDS: 0.4%
	Information Technology: 0.4%
35,021	@ Altaba, Inc.	1,907,944	0.4

	Total Closed-End Funds
	(Cost $1,052,406)	1,907,944	0.4

	Total Long-Term Investments
	(Cost $382,085,104)	472,981,499	98.6

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
7,737,456	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $7,737,456)	7,737,456	1.6

	Total Short-Term Investments
	(Cost $7,737,456)	7,737,456	1.6

	Total Investments in Securities (Cost $389,822,560)	$480,718,955	100.2
	Liabilities in Excess of Other Assets	(1,100,688)	(0.2)
	Net Assets	$479,618,267	100.0

††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $395,917,224.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$109,647,100
Gross Unrealized Depreciation	(24,845,369)

Net Unrealized Appreciation	$84,801,731

See Accompanying Notes to Financial Statements

23

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.8%
		Consumer Discretionary: 5.7%
329,183		Carnival Corp.	21,584,529	1.3
53,990		CBS Corp. - Class B	3,443,482	0.2
33,080	@	Charter Communications, Inc.	11,142,998	0.6
451,328		Comcast Corp. – Class A	17,565,686	1.0
494,596		General Motors Co.	17,276,238	1.0
2,478,291		Kingfisher PLC	9,707,310	0.6
215,271	@	Michael Kors Holdings Ltd.	7,803,574	0.5
94,322		Time Warner, Inc.	9,470,872	0.5
			97,994,689	5.7

		Consumer Staples: 3.4%
162,596		CVS Health Corp.	13,082,474	0.8
265,543		Mondelez International, Inc.	11,468,803	0.7
109,418		Philip Morris International, Inc.	12,851,144	0.7
263,329		Walgreens Boots Alliance, Inc.	20,621,294	1.2
			58,023,715	3.4

		Energy: 8.9%
490,253		Apache Corp.	23,497,826	1.4
316,909		Baker Hughes, Inc.	17,274,710	1.0
541,076		Canadian Natural Resources Ltd.	15,613,097	0.9
526,363		Devon Energy Corp.	16,827,825	1.0
114,636		Exxon Mobil Corp.	9,254,564	0.5
338,805		Occidental Petroleum Corp.	20,284,255	1.2
854,624		Royal Dutch Shell PLC - Class A	22,706,370	1.3
592,730	@	TechnipFMC PLC	16,122,256	0.9
249,518		Total S.A.	12,387,850	0.7
			153,968,753	8.9

		Financials: 22.6%
130,058		Aon PLC	17,291,211	1.0
1,976,719		Bank of America Corp.	47,955,203	2.8
107,519		BB&T Corp.	4,882,438	0.3
315,332		Charles Schwab Corp.	13,546,663	0.8
913,783		Citigroup, Inc.	61,113,807	3.5
747,106		Citizens Financial Group, Inc.	26,656,742	1.6
192,669		Comerica, Inc.	14,111,078	0.8
714,637		Fifth Third Bancorp	18,551,976	1.1
499,684		First Horizon National Corp.	8,704,495	0.5
61,628		Goldman Sachs Group, Inc.	13,675,253	0.8
514,962		JPMorgan Chase & Co.	47,067,527	2.7
389,562		Keycorp	7,300,392	0.4
118,722		Marsh & McLennan Cos., Inc.	9,255,567	0.5
764,175		Morgan Stanley	34,051,638	2.0
136,313		Northern Trust Corp.	13,250,987	0.8
178,077		PNC Financial Services Group, Inc.	22,236,475	1.3
212,073		State Street Corp.	19,029,310	1.1
75,287		Willis Towers Watson PLC	10,951,247	0.6
			389,632,009	22.6

		Health Care: 7.3%
49,513		Amgen, Inc.	8,527,624	0.5
57,583		Anthem, Inc.	10,833,090	0.6
229,925		Baxter International, Inc.	13,919,659	0.8
159,203		Cardinal Health, Inc.	12,405,098	0.7
177,019		Medtronic PLC	15,710,436	0.9
267,774		Merck & Co., Inc.	17,161,636	1.0
178,697		Novartis AG	14,925,954	0.9
600,820		Pfizer, Inc.	20,181,544	1.2
133,869		Sanofi	12,827,351	0.7
			126,492,392	7.3

		Industrials: 5.0%
109,377		Caterpillar, Inc.	11,753,652	0.7
239,329		CSX Corp.	13,057,790	0.7
93,729		General Dynamics Corp.	18,567,715	1.1
427,892		General Electric Co.	11,557,363	0.7
150,530		Ingersoll-Rand PLC - Class A	13,756,937	0.8
384,082		Johnson Controls International plc	16,653,796	1.0
			85,347,253	5.0

		Information Technology: 7.4%
572,683		Cisco Systems, Inc.	17,924,978	1.0
231,379		Cognizant Technology Solutions Corp.	15,363,566	0.9
439,433	@	eBay, Inc.	15,345,000	0.9
347,541		Intel Corp.	11,726,033	0.7
521,173		Juniper Networks, Inc.	14,530,303	0.8
538,013		Oracle Corp.	26,975,972	1.6
212,902	@	PayPal Holdings, Inc.	11,426,450	0.7
259,017		Qualcomm, Inc.	14,302,919	0.8
			127,595,221	7.4

		Materials: 1.6%
84,139	L	Agrium, Inc.	7,613,738	0.4
459,006		BHP Billiton Ltd.	8,181,266	0.5
533,536		Mosaic Co.	12,180,627	0.7
			27,975,631	1.6

		Telecommunication Services: 1.1%
171,765		Orange SA	2,733,631	0.1
168,418		Verizon Communications, Inc.	7,521,548	0.5
315,390		Vodafone Group PLC ADR	9,061,154	0.5
			19,316,333	1.1

		Utilities: 0.8%
174,851		FirstEnergy Corp.	5,098,655	0.3
138,067		PG&E Corp.	9,163,507	0.5
			14,262,162	0.8

	Total Common Stock
	(Cost $927,085,204)		1,100,608,158	63.8

See Accompanying Notes to Financial Statements

24

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.7%
		Energy: 0.4%
140,612	@,P	El Paso Energy Capital Trust I	7,044,661	0.4

		Financials: 0.3%
75,900	@	AMG Capital Trust II	4,506,562	0.3
4,000	@,P	Wells Fargo & Co.	110,640	0.0
			4,617,202	0.3

	Total Preferred Stock
	(Cost $10,847,296)		11,661,863	0.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 18.7%
		Basic Materials: 0.2%
770,000	#	Basell Finance Co. BV, 8.100%, 03/15/27	1,023,136	0.1
1,320,000		Eastman Chemical Co., 2.700%, 01/15/20	1,338,097	0.1
195,000		International Paper Co., 6.000%, 11/15/41	238,909	0.0
315,000		Monsanto Co., 2.125%, 07/15/19	315,807	0.0
150,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/28	199,677	0.0
211,000		Sherwin-Williams Co/The, 4.500%, 06/01/47	222,334	0.0
			3,337,960	0.2

		Communications: 3.8%
455,000		America Movil S.A.B de CV, 4.375%, 07/16/42	462,104	0.0
466,000		AT&T, Inc., 3.400%, 05/15/25	458,945	0.0
837,000		AT&T, Inc., 3.000%, 06/30/22	839,406	0.1
505,000		AT&T, Inc., 3.800%, 03/15/22	523,196	0.0
747,000		AT&T, Inc., 4.500%, 05/15/35	737,916	0.0
1,300,000		AT&T, Inc., 4.800%, 06/15/44	1,294,905	0.1
2,960,000		AT&T, Inc., 5.150%, 03/15/42	3,037,102	0.2
101,000		AT&T, Inc., 5.350%, 09/01/40	107,436	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	309,620	0.0
1,635,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	1,743,757	0.1
2,421,000		Ciena Corp., 4.000%, 12/15/20	3,433,281	0.2
135,000		Comcast Corp., 6.450%, 03/15/37	180,158	0.0
1,210,000	#	Cox Communications, Inc., 8.375%, 03/01/39	1,609,900	0.1
2,700,000	#	Crown Castle Towers LLC, 4.883%, 08/15/40	2,883,293	0.2
435,000	#	Crown Castle Towers LLC, 6.113%, 01/15/40	467,958	0.0
3,989,000	#	Ctrip.com International Ltd., 1.250%, 09/15/22	4,320,586	0.3
4,731,000	#	DISH Network Corp., 3.375%, 08/15/26	5,759,992	0.3
1,319,000	#	Finisar Corp., 0.500%, 12/15/36	1,290,971	0.1
1,689,000	L	FireEye, Inc., 1.000%, 06/01/35	1,600,327	0.1
1,689,000		FireEye, Inc., 1.625%, 06/01/35	1,546,491	0.1
1,807,000	#	Liberty Expedia Holdings, Inc., 1.000%, 06/30/47	1,930,102	0.1
2,954,000	#	Liberty Interactive LLC, 1.750%, 09/30/46	3,391,561	0.2
9,559,000		Liberty Media Corp., 1.375%, 10/15/23	11,364,695	0.7
1,933,000	#	Liberty Media Corp., 2.250%, 09/30/46	2,090,056	0.1
673,000	#	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23	782,783	0.0
125,000		NBCUniversal Media, LLC, 5.150%, 04/30/20	136,167	0.0
210,000		NBCUniversal Media, LLC, 5.950%, 04/01/41	269,787	0.0
415,000		Rogers Communications, Inc., 4.500%, 03/15/43	431,074	0.0
860,000		Telefonica Emisiones SAU, 5.213%, 03/08/47	933,596	0.1
370,000		Telefonica Emisiones SAU, 7.045%, 06/20/36	487,960	0.0
136,000		Verizon Communications, Inc., 4.125%, 08/15/46	121,700	0.0
535,000		Verizon Communications, Inc., 4.400%, 11/01/34	531,889	0.0
1,058,000		Verizon Communications, Inc., 4.522%, 09/15/48	1,007,196	0.1
833,000	#	Verizon Communications, Inc., 4.812%, 03/15/39	845,847	0.1
467,000		Verizon Communications, Inc., 5.012%, 08/21/54	463,724	0.0
5,355,000		Viavi Solutions, Inc., 0.625%, 08/15/33	5,940,703	0.3
2,327,000	#	Viavi Solutions, Inc., 1.000%, 03/01/24	2,443,350	0.1
810,000		WebMD Health Corp., 2.625%, 06/15/23	796,838	0.1
			66,576,372	3.8

		Consumer, Cyclical: 1.0%
2,650,000		Advance Auto Parts, Inc., 4.500%, 12/01/23	2,815,866	0.2
387,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	419,821	0.0
647,662		American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/26	664,663	0.0
191,953		Continental Airlines 2010-1 Class A Pass Through Trust, 4.750%, 07/15/22	203,470	0.0

See Accompanying Notes to Financial Statements

25

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
321,250		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/25	338,116	0.0
620,000		CVS Health Corp., 3.375%, 08/12/24	631,258	0.0
576,060		CVS Pass-Through Trust, 6.036%, 12/10/28	650,786	0.0
113,322		Delta Air Lines 2010-1 Class A Pass Through Trust, 6.200%, 01/02/20	117,926	0.0
595,000		Dollar General Corp., 3.250%, 04/15/23	606,720	0.0
368,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	364,081	0.0
569,000		Ford Motor Credit Co. LLC, 3.810%, 01/09/24	576,793	0.0
1,056,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	1,076,154	0.1
563,000		General Motors Co., 6.600%, 04/01/36	654,764	0.0
713,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	771,506	0.1
896,000		Home Depot, Inc., 2.000%, 04/01/21	893,882	0.1
725,000		MDC Holdings, Inc., 6.000%, 01/15/43	679,687	0.0
1,460,000		QVC, Inc., 5.450%, 08/15/34	1,395,329	0.1
500,000		Ross Stores, Inc., 3.375%, 09/15/24	509,033	0.0
808,701		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/28	839,028	0.1
994,287	#	Virgin Australia 2013-1A Pass Through Trust, 5.000%, 04/23/25	1,039,030	0.1
1,000,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,031,997	0.1
737,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	776,507	0.1
			17,056,417	1.0

		Consumer, Non-cyclical: 3.2%
1,137,000		AbbVie, Inc., 4.500%, 05/14/35	1,204,055	0.1
985,000		Allergan Funding SCS, 4.850%, 06/15/44	1,070,763	0.1
952,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	965,484	0.1
871,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	897,891	0.1
1,475,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	1,634,588	0.1
1,646,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,867,808	0.1
981,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	1,001,298	0.1
435,000		Becton Dickinson & Co., 4.875%, 05/15/44	453,502	0.0
442,000		Becton Dickinson & Co., 2.675%, 12/15/19	447,697	0.0
3,952,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	4,720,170	0.3
1,445,000		Celgene Corp., 4.625%, 05/15/44	1,526,011	0.1
325,000		Celgene Corp., 4.000%, 08/15/23	345,113	0.0
240,000		Corn Products International, Inc., 6.625%, 04/15/37	305,902	0.0
1,509,000	#	DexCom, Inc., 0.750%, 05/15/22	1,543,896	0.1
493,000		Edwards Lifesciences Corp., 2.875%, 10/15/18	497,774	0.0
965,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	967,077	0.1
420,000		Express Scripts Holding Co., 2.250%, 06/15/19	421,608	0.0
1,400,000		General Mills, Inc., 2.200%, 10/21/19	1,410,023	0.1
755,000		Gilead Sciences, Inc., 4.400%, 12/01/21	814,884	0.1
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	110,177	0.0
2,675,000		HealthSouth Corp., 2.000%, 12/01/43	3,626,283	0.2
1,232,000	#	Heineken NV, 3.500%, 01/29/28	1,253,118	0.1
2,410,000		Jazz Investments I Ltd., 1.875%, 08/15/21	2,644,975	0.2
963,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	983,739	0.1
423,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	438,211	0.0
1,883,000		Live Nation Entertainment, Inc., 2.500%, 05/15/19	2,156,035	0.1
730,000		McKesson Corp., 2.284%, 03/15/19	734,516	0.0
92,000		Mead Johnson Nutrition Co., 4.125%, 11/15/25	99,310	0.0
1,251,000		Medicines Co/The, 2.750%, 07/15/23	1,315,114	0.1
1,733,000		Medtronic, Inc., 3.150%, 03/15/22	1,794,348	0.1
576,000		Medtronic, Inc., 4.375%, 03/15/35	634,958	0.0
502,000		Molson Coors Brewing Co., 1.450%, 07/15/19	496,150	0.0
513,000		Molson Coors Brewing Co., 4.200%, 07/15/46	505,552	0.0
630,000		Moody's Corp., 4.500%, 09/01/22	681,663	0.0
574,000		Mylan NV, 3.150%, 06/15/21	584,430	0.0
785,000		Mylan NV, 5.250%, 06/15/46	863,173	0.1
2,104,000	#	Neurocrine Biosciences, Inc., 2.250%, 05/15/24	2,094,795	0.1
2,762,000		NuVasive, Inc., 2.250%, 03/15/21	3,825,370	0.2
462,000	#	Pacira Pharmaceuticals, Inc./DE, 2.375%, 04/01/22	492,030	0.0

See Accompanying Notes to Financial Statements

26

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
275,000		Philip Morris International, Inc., 3.600%, 11/15/23	286,701	0.0
820,000		Philip Morris International, Inc., 4.875%, 11/15/43	919,576	0.1
474,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	461,604	0.0
3,223,000		Wright Medical Group, Inc., 2.000%, 02/15/20	3,597,674	0.2
1,309,000		Wright Medical Group NV, 2.250%, 11/15/21	1,855,507	0.1
79,000		Zoetis, Inc., 4.700%, 02/01/43	86,257	0.0
			54,636,810	3.2

		Energy: 1.6%
610,000		Anadarko Petroleum Corp., 6.600%, 03/15/46	755,904	0.1
873,000	#	Cenovus Energy, Inc., 5.250%, 06/15/37	818,622	0.1
1,298,000	#	Chesapeake Energy Corp., 5.500%, 09/15/26	1,220,120	0.1
1,425,000		ConocoPhillips Co., 2.875%, 11/15/21	1,449,157	0.1
1,528,000		ConocoPhillips Co., 4.150%, 11/15/34	1,541,763	0.1
460,000		Enable Midstream Partners L.P., 2.400%, 05/15/19	458,421	0.0
545,000		Enbridge, Inc., 5.500%, 12/01/46	617,394	0.0
570,000		Energy Transfer L.P., 4.900%, 03/15/35	556,457	0.0
2,490,000	#	Ensco Jersey Finance Ltd., 3.000%, 01/31/24	1,926,637	0.1
615,000		Enterprise Products Operating LLC, 2.550%, 10/15/19	620,667	0.0
175,000		Enterprise Products Operating LLC, 5.250%, 01/31/20	187,956	0.0
300,000		Enterprise Products Operating LLC, 6.500%, 01/31/19	320,128	0.0
1,359,000		Helix Energy Solutions Group, Inc., 4.250%, 05/01/22	1,274,912	0.1
250,000		Husky Energy, Inc., 3.950%, 04/15/22	258,662	0.0
700,000		Kinder Morgan, Inc./DE, 5.300%, 12/01/34	723,486	0.0
2,340,000		MPLX L.P., 4.500%, 07/15/23	2,486,924	0.2
960,000		MPLX L.P., 5.500%, 02/15/23	988,099	0.1
1,360,000	#,L	Nabors Industries, Inc., 0.750%, 01/15/24	1,085,450	0.1
570,000		Noble Energy, Inc., 5.250%, 11/15/43	592,703	0.0
505,000		Occidental Petroleum Corp., 3.400%, 04/15/26	510,179	0.0
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	301,235	0.0
1,244,000		Shell International Finance BV, 4.000%, 05/10/46	1,233,980	0.1
858,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	850,099	0.1
544,000		Suncor Energy, Inc., 3.600%, 12/01/24	557,541	0.0
835,000		Sunoco Logistics Partners Operations L.P., 5.300%, 04/01/44	817,909	0.1
550,000		Sunoco Logistics Partners Operations L.P., 5.500%, 02/15/20	587,421	0.0
215,000		Texas Eastern Transmission L.P., 7.000%, 07/15/32	276,353	0.0
3,942,000		Weatherford International Ltd., 5.875%, 07/01/21	3,998,666	0.2
			27,016,845	1.6

		Financial: 5.8%
530,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.950%, 02/01/22	552,334	0.0
395,000		American International Group, Inc., 2.300%, 07/16/19	397,299	0.0
1,685,000		Air Lease Corp., 2.625%, 09/04/18	1,698,042	0.1
851,000		Air Lease Corp., 3.000%, 09/15/23	847,172	0.1
1,870,000		Air Lease Corp., 4.250%, 09/15/24	1,964,413	0.1
410,000		Allstate Corp., 3.280%, 12/15/26	416,987	0.0
543,000		American Express Co., 3.625%, 12/05/24	556,570	0.0
615,000		American Financial Group, Inc./OH, 4.500%, 06/15/47	629,320	0.0
1,200,000		American Financial Group, Inc./OH, 9.875%, 06/15/19	1,371,822	0.1
1,140,000		American International Group, Inc., 4.375%, 01/15/55	1,103,623	0.1
455,000	#	ANZ New Zealand Int'l Ltd./London, 2.875%, 01/25/22	459,162	0.0
440,000	#	Apollo Management Holdings L.P., 4.000%, 05/30/24	447,636	0.0
927,000	#	Athene Global Funding, 2.875%, 10/23/18	931,964	0.1
1,555,000	#	Athene Global Funding, 4.000%, 01/25/22	1,616,080	0.1
948,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.300%, 06/01/21	943,100	0.1
720,000		Bank of America Corp., 3.248%, 10/21/27	697,345	0.0

See Accompanying Notes to Financial Statements

27

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
850,000		Bank of America Corp., 3.500%, 04/19/26	854,584	0.1
725,000	#	BBVA Bancomer SA/Texas, 4.375%, 04/10/24	754,363	0.1
4,217,000	#,L	Blackhawk Network Holdings, Inc., 1.500%, 01/15/22	4,723,040	0.3
55,000		Brixmor Operating Partnership LP, 3.875%, 08/15/22	56,295	0.0
765,000		Brookfield Asset Management, Inc., 4.000%, 01/15/25	782,658	0.1
485,000	#	Carlyle Holdings Finance LLC, 3.875%, 02/01/23	498,586	0.0
520,000		Citigroup, Inc., 4.750%, 05/18/46	548,799	0.0
1,930,000		Citigroup, Inc., 4.000%, 08/05/24	1,989,589	0.1
260,000		Citigroup, Inc., 5.300%, 05/06/44	295,711	0.0
560,000		Citigroup, Inc., 6.675%, 09/13/43	750,883	0.1
595,000		Citizens Financial Group, Inc., 2.375%, 07/28/21	590,364	0.0
325,000		CNA Financial Corp., 5.875%, 08/15/20	358,146	0.0
1,335,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,338,301	0.1
9,000,000	#	Credit Suisse AG/Nassau, 0.050%, 06/24/24	8,770,500	0.5
472,000	#	Credit Suisse AG, 6.500%, 08/08/23	531,897	0.0
60,000		Crown Castle International Corp., 4.750%, 05/15/47	61,319	0.0
2,755,000		EPR Properties, 4.750%, 12/15/26	2,836,449	0.2
4,179,000	#	Goldman Sachs Group, Inc., 1.000%, 09/28/20	5,482,806	0.3
820,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	849,158	0.1
355,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	389,276	0.0
6,746,000		GS Finance Corp., 0.250%, 07/08/24	6,686,095	0.4
840,000		HCP, Inc., 3.875%, 08/15/24	857,715	0.1
320,000		HCP, Inc., 4.200%, 03/01/24	333,188	0.0
350,000		Hospitality Properties Trust, 4.500%, 06/15/23	367,200	0.0
240,000		Hospitality Properties Trust, 5.000%, 08/15/22	257,497	0.0
670,000	#	Jackson National Life Global Funding, 2.100%, 10/25/21	657,431	0.0
620,000	#	Jackson National Life Global Funding, 3.250%, 01/30/24	628,612	0.0
5,209,000		Jefferies Group, Inc., 3.875%, 11/01/29	5,248,068	0.3
550,000		JPMorgan Chase & Co., 3.200%, 06/15/26	544,230	0.0
515,000		JPMorgan Chase & Co., 4.250%, 10/01/27	536,395	0.0
675,000		JPMorgan Chase & Co., 4.260%, 02/22/48	711,290	0.1
665,000		JPMorgan Chase & Co., 5.000%, 01/01/66	682,456	0.0
443,000	#	KKR Group Finance Co. III LLC, 5.125%, 06/01/44	470,332	0.0
2,335,000	#	Liberty Mutual Group, Inc., 4.850%, 08/01/44	2,518,368	0.2
587,000		Lifestorage L.P./CA, 3.500%, 07/01/26	562,899	0.0
285,000		Markel Corp., 5.000%, 03/30/43	307,585	0.0
3,250,000	#	MassMutual Global Funding II, 2.100%, 08/02/18	3,265,408	0.2
1,300,000	#	MassMutual Global Funding II, 2.000%, 04/15/21	1,281,254	0.1
670,000	#	Metropolitan Life Global Funding I, 2.050%, 06/12/20	669,558	0.0
2,360,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	2,504,951	0.2
2,975,000		Morgan Stanley, 2.375%, 07/23/19	2,997,220	0.2
1,040,000		Morgan Stanley, 4.000%, 07/23/25	1,086,703	0.1
1,230,000		National Australia Bank Ltd./New York, 1.875%, 07/12/21	1,203,982	0.1
1,350,000	#	National Australia Bank Ltd., 3.500%, 01/10/27	1,377,788	0.1
1,365,000		National Australia Bank Ltd/New York, 2.000%, 01/14/19	1,368,085	0.1
1,515,000	#	Nationwide Financial Services, Inc., 5.300%, 11/18/44	1,731,730	0.1
400,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	410,210	0.0
275,000		Prudential Financial, Inc., 5.100%, 08/15/43	320,830	0.0
525,000		Reinsurance Group of America, Inc., 4.700%, 09/15/23	570,281	0.0
690,000	#	Reliance Standard Life Global Funding II, 3.050%, 01/20/21	698,050	0.0
1,360,000	#	Societe Generale SA, 2.625%, 09/16/20	1,375,126	0.1
805,000	#	Societe Generale SA, 5.000%, 01/17/24	858,908	0.1
985,000	#	Standard Chartered PLC, 3.050%, 01/15/21	998,467	0.1
1,100,000		Sumitomo Mitsui Banking Corp., 2.650%, 07/23/20	1,113,684	0.1
590,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	577,801	0.0
616,000	#	Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47	633,137	0.0

See Accompanying Notes to Financial Statements

28

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
445,000		Travelers Cos, Inc., 4.600%, 08/01/43	498,203	0.0
585,000	#	UBS Group Funding Switzerland AG, 4.125%, 04/15/26	611,273	0.0
410,000		US Bancorp, 3.100%, 04/27/26	405,745	0.0
145,000		Ventas Realty L.P., 5.700%, 09/30/43	170,028	0.0
1,020,000		Visa, Inc., 4.150%, 12/14/35	1,110,834	0.1
470,000		Wells Fargo & Co., 4.100%, 06/03/26	486,693	0.0
2,000,000		Wells Fargo & Co., 4.650%, 11/04/44	2,108,474	0.1
965,000		Wells Fargo & Co., 3.550%, 09/29/25	982,251	0.1
315,000		Willis North America, Inc., 3.600%, 05/15/24	318,563	0.0
350,000		WR Berkley Corp., 4.625%, 03/15/22	377,043	0.0
			100,577,234	5.8

		Industrial: 1.0%
1,757,000	#	Aviation Capital Group Corp., 2.875%, 01/20/22	1,752,455	0.1
1,105,000	#	Aviation Capital Group Corp., 2.875%, 09/17/18	1,115,967	0.1
1,095,000	#	Aviation Capital Group Corp., 4.875%, 10/01/25	1,194,588	0.1
970,000		Avnet, Inc., 4.625%, 04/15/26	1,004,472	0.1
435,000	#	BAE Systems Holdings, Inc., 2.850%, 12/15/20	441,248	0.0
1,335,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/43	1,603,877	0.1
330,000		CSX Corp., 5.500%, 04/15/41	399,250	0.0
1,015,000		Deere & Co., 2.600%, 06/08/22	1,028,789	0.1
295,000		FedEx Corp., 4.900%, 01/15/34	329,652	0.0
605,000		FedEx Corp., 5.100%, 01/15/44	682,455	0.0
703,000		Packaging Corp. of America, 4.500%, 11/01/23	755,203	0.1
285,000		Precision Castparts Corp., 2.500%, 01/15/23	284,429	0.0
410,000	#	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/21	402,910	0.0
157,000		Union Pacific Corp., 3.646%, 02/15/24	166,180	0.0
730,000		Union Pacific Corp., 4.150%, 01/15/45	768,613	0.1
375,000		Union Pacific Corp., 4.850%, 06/15/44	432,747	0.0
330,000		United Parcel Service, Inc., 3.400%, 11/15/46	315,747	0.0
541,000		United Technologies Corp., 4.050%, 05/04/47	556,432	0.0
550,000		Valmont Industries, Inc., 5.000%, 10/01/44	540,002	0.0
2,193,000		Valmont Industries, Inc., 5.250%, 10/01/54	2,122,363	0.1
752,000		Waste Management, Inc., 3.900%, 03/01/35	779,614	0.1
			16,676,993	1.0

		Technology: 1.9%
1,146,000		Apple, Inc., 2.150%, 02/09/22	1,140,056	0.1
435,000		Apple, Inc., 3.350%, 02/09/27	445,941	0.0
1,840,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	1,884,521	0.1
3,443,000		Citrix Systems, Inc., 0.500%, 04/15/19	4,142,359	0.2
340,000		Computer Sciences Corp., 4.450%, 09/15/22	360,286	0.0
910,000	#	Dell International LLC / EMC Corp., 5.450%, 06/15/23	988,609	0.1
35,000	#	Dell International LLC / EMC Corp., 8.350%, 07/15/46	45,364	0.0
230,000		Intel Corp., 4.100%, 05/11/47	239,085	0.0
3,784,000	#	Microchip Technology, Inc., 1.625%, 02/15/27	3,996,850	0.2
2,861,000		Micron Technology, Inc., 3.000%, 11/15/43	3,232,930	0.2
649,000		Microsoft Corp., 3.500%, 02/12/35	656,355	0.0
3,362,000		Nuance Communications, Inc., 1.000%, 12/15/35	3,256,937	0.2
2,927,000		ON Semiconductor Corp., 1.000%, 12/01/20	3,051,397	0.2
1,810,000		Oracle Corp., 1.900%, 09/15/21	1,794,982	0.1
1,005,000		Oracle Corp., 4.300%, 07/08/34	1,093,553	0.1
330,000	L	Pitney Bowes, Inc., 4.625%, 03/15/24	338,818	0.0
790,000	#	RealPage, Inc., 1.500%, 11/15/22	863,569	0.1
3,899,000		SanDisk Corp., 0.500%, 10/15/20	3,772,583	0.2
1,146,000		Seagate HDD Cayman, 5.750%, 12/01/34	1,149,466	0.1
726,000	#	Silicon Laboratories, Inc., 1.375%, 03/01/22	754,133	0.0
285,000		Texas Instruments, Inc., 2.625%, 05/15/24	284,115	0.0
			33,491,909	1.9

		Utilities: 0.2%
150,000	#	Electricite de France SA, 4.600%, 01/27/20	159,143	0.0
620,000	#	Electricite de France SA, 4.875%, 01/22/44	654,037	0.0
350,000	#	Electricite de France SA, 5.625%, 12/29/49	361,725	0.0

See Accompanying Notes to Financial Statements

29

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
703,000		NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/27	715,275	0.1
760,000		NiSource Finance Corp., 4.375%, 05/15/47	788,058	0.1
605,000		Oglethorpe Power Corp., 4.550%, 06/01/44	610,242	0.0
			3,288,480	0.2

	Total Corporate Bonds/Notes
	(Cost $308,377,778)		322,659,020	18.7

MUNICIPAL BONDS: 0.0%
		Georgia: 0.0%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	214,828	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	397,020	0.0

	Total Municipal Bonds
	(Cost $503,947)		611,848	0.0

U.S. TREASURY OBLIGATIONS: 9.3%
		U.S. Treasury Bonds: 0.4%
5,342,300		3.000%, due 02/15/47	5,521,561	0.3
425,000		4.500%, due 02/15/36	549,412	0.1
			6,070,973	0.4

		U.S. Treasury Notes: 8.9%
6,230,000		1.250%, due 01/31/19	6,220,020	0.4
47,470,000	L	1.250%, due 05/31/19	47,361,531	2.8
57,650,000		1.500%, due 06/15/20	57,568,944	3.3
39,830,500	L	1.750%, due 05/31/22	39,597,133	2.3
2,300,400		2.000%, due 05/31/24	2,281,574	0.1
752,400		2.375%, due 05/15/27	757,367	0.0
180,000		2.625%, due 11/15/20	185,790	0.0
			153,972,359	8.9

	Total U.S. Treasury Obligations
	(Cost $160,169,639)		160,043,332	9.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal National Mortgage Association: 0.1%##
915,000		6.625%, due 11/15/30	1,311,165	0.1

	Total U.S. Government Agency Obligations
	(Cost $1,032,115)		1,311,165	0.1

	Total Long-Term Investments
	(Cost $1,408,015,979)		1,596,895,386	92.6

SHORT-TERM INVESTMENTS: 9.8%
		Corporate Bonds/Notes: 2.0%
500,000		Bank of America Corp., 5.650%, 05/01/18	515,810	0.0
400,000		Bank of America Corp., 5.750%, 12/01/17	406,815	0.0
4,526,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	4,506,199	0.3
2,284,000		Chevron Corp., 1.365%, 03/02/18	2,283,655	0.1
360,000		Chevron Corp., 1.718%, 06/24/18	360,839	0.0
775,000		Cintas Corp. No 2, 6.125%, 12/01/17	789,661	0.1
1,019,000		Comcast Corp., 5.700%, 05/15/18	1,055,362	0.1
1,420,000		Duke Energy Corp., 2.100%, 06/15/18	1,425,812	0.1
3,260,000		Eaton Corp., 1.500%, 11/02/17	3,260,910	0.2
2,215,000		eBay, Inc., 2.500%, 03/09/18	2,228,197	0.1
1,845,000		Ford Motor Credit Co. LLC, 1.724%, 12/06/17	1,845,343	0.1
465,000	#	HBOS PLC, 6.750%, 05/21/18	483,768	0.0
3,490,000		Intel Corp., 1.350%, 12/15/17	3,489,389	0.2
285,000		Interpublic Group of Cos., Inc., 2.250%, 11/15/17	285,409	0.0
500,000		Northrop Grumman Corp., 1.750%, 06/01/18	500,642	0.0
1,467,000		Old Republic International Corp., 3.750%, 03/15/18	1,864,007	0.1
328,000		Philip Morris International, Inc., 1.250%, 08/11/17	327,998	0.0
820,000		Precision Castparts Corp., 1.250%, 01/15/18	819,555	0.1
1,995,000		Prudential Financial, Inc., 6.000%, 12/01/17	2,030,030	0.1
125,000		Realty Income Corp., 2.000%, 01/31/18	125,139	0.0
3,630,000	#	Roche Holdings, Inc., 1.350%, 09/29/17	3,630,229	0.2
2,380,000		United Parcel Service, Inc., 1.125%, 10/01/17	2,378,629	0.2
140,000		Wells Fargo & Co., 1.500%, 01/16/18	139,968	0.0
			34,753,366	2.0

		U.S. Government Agency Obligations: 0.1%
2,400,000		Freddie Mac, 4.875%, 06/13/18
		(Cost $2,429,057)	2,480,655	0.1

		Securities Lending Collateralcc: 4.4%
2,438,174		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $2,438,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,486,938, due 07/28/17-09/09/49)	2,438,174	0.1

See Accompanying Notes to Financial Statements

30

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
14,978,452	Citigroup, Inc., Repurchase Agreement dated 06/30/17, 1.10%, due 07/03/17 (Repurchase Amount $14,979,806, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.750%, Market Value plus accrued interest $15,278,021, due 07/27/17-07/01/47)	14,978,452	0.9
2,967,796	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $2,968,055, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $3,027,157, due 07/15/17-01/15/37)	2,967,796	0.2
1,457,649	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $1,457,799, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,486,810, due 07/07/17-01/15/30)	1,457,649	0.1
18,053,194	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $18,054,871, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $18,414,258, due 07/10/17-06/20/67)	18,053,194	1.0
18,053,194	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/17, 1.08%, due 07/03/17 (Repurchase Amount $18,054,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.375%-7.000%, Market Value plus accrued interest $18,414,259, due 02/19/19-06/01/47)	18,053,194	1.0
18,053,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $18,055,129, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $18,414,212, due 01/15/19-02/15/46)	18,053,200	1.1
		76,001,659	4.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.3%
56,104,571	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $56,104,571)	56,104,571	3.3

	Total Short-Term Investments
	(Cost $169,992,110)	169,340,251	9.8

	Total Investments in Securities (Cost $1,578,008,089)	$1,766,235,637	102.4
	Liabilities in Excess of Other Assets	(41,808,800)	(2.4)
	Net Assets	$1,724,426,837	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

31

VY® Invesco Equity and Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $1,586,127,115.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$233,888,934
Gross Unrealized Depreciation	(53,780,412)

Net Unrealized Appreciation	$180,108,522

See Accompanying Notes to Financial Statements

32

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 17.6%
8,530	@	Autozone, Inc.	4,866,024	0.8
106,680		Bed Bath & Beyond, Inc.	3,243,072	0.5
87,660		Best Buy Co., Inc.	5,025,548	0.8
121,940		BorgWarner, Inc.	5,165,378	0.9
68,679		CBS Corp. - Class B	4,380,347	0.7
98,970	@	Dish Network Corp. - Class A	6,211,357	1.0
61,960		Expedia, Inc.	9,228,942	1.6
188,170		Gap, Inc.	4,137,858	0.7
56,220		Genuine Parts Co.	5,214,967	0.9
30,939	@	Hilton Grand Vacations, Inc.	1,115,660	0.2
93,910		Hilton Worldwide Holdings, Inc.	5,808,334	1.0
150,381	L	Kohl's Corp.	5,815,233	1.0
22,636		Marriott International, Inc.	2,270,617	0.4
52,260	@	Mohawk Industries, Inc.	12,630,719	2.1
173,446		Newell Brands, Inc.	9,300,175	1.6
94,760	L	Nordstrom, Inc.	4,532,371	0.8
59,290		PVH Corp.	6,788,705	1.1
43,740		Ralph Lauren Corp.	3,228,012	0.5
60,910		Tiffany & Co.	5,717,622	1.0
			104,680,941	17.6

		Consumer Staples: 6.2%
30,600		Constellation Brands, Inc.	5,928,138	1.0
275,860		Coty, Inc - Class A	5,175,134	0.9
79,820		Dr Pepper Snapple Group, Inc.	7,272,400	1.2
74,263	@	Edgewell Personal Care Co.	5,645,473	0.9
43,463		Energizer Holdings, Inc.	2,087,093	0.4
200,140		Kroger Co.	4,667,265	0.8
22,780		Molson Coors Brewing Co.	1,966,825	0.3
54,230	@	TreeHouse Foods, Inc.	4,430,049	0.7
			37,172,377	6.2

		Energy: 6.0%
230,704	@	Energen Corp.	11,389,856	1.9
192,610		EQT Corp.	11,285,020	1.9
209,420	L	PBF Energy, Inc.	4,661,689	0.8
271,260		Williams Cos., Inc.	8,213,753	1.4
			35,550,318	6.0

		Financials: 22.5%
5,843	@	Alleghany Corp.	3,475,416	0.6
223,060		Ally Financial, Inc.	4,661,954	0.8
35,010		Ameriprise Financial, Inc.	4,456,423	0.7
21,437		Chubb Ltd.	3,116,511	0.5
181,550		Citizens Financial Group, Inc.	6,477,704	1.1
315,590		Fifth Third Bancorp	8,192,716	1.4
63,960		First Republic Bank	6,402,396	1.1
154,430		Hartford Financial Services Group, Inc.	8,118,385	1.4
347,750		Huntington Bancshares, Inc.	4,701,580	0.8
190,770		Invesco Ltd.	6,713,196	1.1
231,540		Loews Corp.	10,838,387	1.8
62,413		M&T Bank Corp.	10,107,785	1.7
90,980		Marsh & McLennan Cos., Inc.	7,092,801	1.2
71,460		Northern Trust Corp.	6,946,627	1.2
84,740		Progressive Corp.	3,736,187	0.6
67,850		Raymond James Financial, Inc.	5,442,927	0.9
147,990		SunTrust Banks, Inc.	8,393,993	1.4
90,530		T. Rowe Price Group, Inc.	6,718,231	1.1
102,800		Unum Group	4,793,564	0.8
39,810		WR Berkley Corp.	2,753,658	0.5
184,000		XL Group Ltd.	8,059,200	1.4
57,650		Zions Bancorp.	2,531,412	0.4
			133,731,053	22.5

		Health Care: 5.3%
54,820		AmerisourceBergen Corp.	5,182,134	0.9
38,630		Cigna Corp.	6,466,276	1.1
27,590	@	Henry Schein, Inc.	5,049,522	0.9
28,940		Humana, Inc.	6,963,543	1.2
17,240	@	Laboratory Corp. of America Holdings	2,657,374	0.4
41,140		Universal Health Services, Inc.	5,022,371	0.8
			31,341,220	5.3

		Industrials: 7.7%
92,830		Ametek, Inc.	5,622,713	0.9
69,430		Carlisle Cos., Inc.	6,623,622	1.1
96,060		Fortune Brands Home & Security, Inc.	6,266,954	1.1
48,470		Hubbell, Inc.	5,485,350	0.9
51,910		IDEX Corp.	5,866,349	1.0
69,260		MSC Industrial Direct Co.	5,953,590	1.0
35,290		Regal-Beloit Corp.	2,877,899	0.5
46,201		Snap-On, Inc.	7,299,758	1.2
			45,996,235	7.7

		Information Technology: 9.6%
93,090		Amphenol Corp.	6,871,904	1.2
54,210		Analog Devices, Inc.	4,217,538	0.7
94,890	@	Arrow Electronics, Inc.	7,441,274	1.2
118,570		CDW Corp.	7,414,182	1.2
159,986	@	CommScope Holding Co., Inc.	6,084,268	1.0
73,196		Jack Henry & Associates, Inc.	7,602,869	1.3
179,009	@	Keysight Technologies, Inc.	6,968,820	1.2
8,610		KLA-Tencor Corp.	787,901	0.1
140,030	@	Match Group, Inc.	2,433,721	0.4
102,670	@	Synopsys, Inc.	7,487,723	1.3
			57,310,200	9.6

		Materials: 4.8%
218,540		Ball Corp.	9,224,574	1.6
13,860		Sherwin-Williams Co.	4,864,306	0.8
192,830		Silgan Holdings, Inc.	6,128,137	1.0

See Accompanying Notes to Financial Statements

33

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
145,820		WestRock Co.	8,262,161	1.4
			28,479,178	4.8

		Real Estate: 10.5%
60,530		American Campus Communities, Inc.	2,863,069	0.5
99,500		American Homes 4 Rent	2,245,715	0.4
28,930		AvalonBay Communities, Inc.	5,559,478	0.9
41,240		Boston Properties, Inc.	5,073,345	0.9
208,520		Brixmor Property Group, Inc.	3,728,338	0.6
106,290	@	CBRE Group, Inc.	3,868,956	0.6
11,870		Essex Property Trust, Inc.	3,053,795	0.5
24,770		Federal Realty Investment Trust	3,130,680	0.5
115,110		GGP, Inc.	2,711,992	0.5
37,350		HCP, Inc.	1,193,706	0.2
232,880		Kimco Realty Corp.	4,273,348	0.7
156,662		Outfront Media, Inc.	3,622,026	0.6
95,141		Park Hotels & Resorts, Inc.	2,565,001	0.4
138,520		Rayonier, Inc.	3,985,220	0.7
43,510		Regency Centers Corp.	2,725,466	0.5
61,286		Vornado Realty Trust	5,754,755	1.0
124,050		Weyerhaeuser Co.	4,155,675	0.7
29,950	L	WP Carey, Inc.	1,977,000	0.3
			62,487,565	10.5

		Utilities: 8.7%
62,330		Centerpoint Energy, Inc.	1,706,596	0.3
193,640		CMS Energy Corp.	8,955,850	1.5
109,480		Edison International	8,560,241	1.4
104,310		National Fuel Gas Co.	5,824,670	1.0
66,700		Sempra Energy	7,520,425	1.3
137,960		WEC Energy Group, Inc.	8,467,985	1.4
28,220		Westar Energy, Inc.	1,496,224	0.2
205,550		Xcel Energy, Inc.	9,430,634	1.6
			51,962,625	8.7

	Total Common Stock
	(Cost $439,057,830)		588,711,712	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc: 2.3%
437,787	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $437,827, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $446,543, due 07/28/17-09/09/49)	437,787	0.1
3,241,051	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,241,357, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,305,872, due 07/15/17-05/20/67)	3,241,051	0.5
3,241,051	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $3,241,357, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,305,872, due 07/13/17-12/01/51)	3,241,051	0.5
532,883	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $532,929, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $543,542, due 07/15/17-01/15/37)	532,883	0.1
261,728	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $261,755, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $266,964, due 07/07/17-01/15/30)	261,728	0.0
2,690,436	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $2,690,686, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,744,245, due 07/10/17-06/20/67)	2,690,436	0.5

See Accompanying Notes to Financial Statements

34

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
3,241,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $3,241,446, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,305,913, due 01/15/19-02/15/46)	3,241,100	0.6
		13,646,036	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
6,251,835	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $6,251,835)	6,251,835	1.0

	Total Short-Term Investments
	(Cost $19,897,871)	19,897,871	3.3

	Total Investments in Securities (Cost $458,955,701)	$608,609,583	102.2
	Liabilities in Excess of Other Assets	(13,327,854)	(2.2)
	Net Assets	$595,281,729	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $460,140,538.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$165,852,308
Gross Unrealized Depreciation	(17,383,263)

Net Unrealized Appreciation	$148,469,045

See Accompanying Notes to Financial Statements

35

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		China: 2.1%
40,510	@	Baidu, Inc. ADR	7,245,618	0.4
674,995	@	JD.com, Inc. ADR	26,473,304	1.7
			33,718,922	2.1

		Denmark: 0.5%
111,808		FLSmidth & Co. A/S	7,065,099	0.5

		France: 6.2%
172,948		LVMH Moet Hennessy Louis Vuitton SE	43,246,672	2.7
97,300		Kering	33,131,882	2.1
402,220		Societe Generale	21,690,037	1.4
			98,068,591	6.2

		Germany: 7.4%
144,444		Allianz SE	28,504,948	1.8
165,555		Bayer AG	21,457,659	1.4
78,609		Linde AG	14,963,500	1.0
337,154		SAP SE	35,290,439	2.2
113,271		Siemens AG	15,580,907	1.0
			115,797,453	7.4

		India: 3.4%
10,607,982	@	DLF Ltd.	31,290,711	2.0
1,540,792		ICICI Bank Ltd. ADR	13,820,904	0.9
1,167,036		Zee Entertainment Enterprises Ltd.	8,857,921	0.5
			53,969,536	3.4

		Italy: 0.6%
210,702	L	Brunello Cucinelli SpA	5,536,545	0.3
68,697	L	Tod's S.p.A.	4,284,049	0.3
			9,820,594	0.6

		Japan: 14.4%
1,148,200		Dai-ichi Life Holdings, Inc.	20,841,455	1.3
62,400		Fanuc Ltd.	12,077,254	0.8
790,300		KDDI Corp.	20,901,560	1.3
74,902		Keyence Corp.	32,973,948	2.1
322,100		Kyocera Corp.	18,720,688	1.2
251,200		Murata Manufacturing Co., Ltd.	38,349,708	2.4
314,200		Nidec Corp.	32,280,910	2.0
45,900		Nintendo Co., Ltd.	15,366,937	1.0
489,500	@	Renesas Electronics Corp.	4,279,857	0.3
118,700		Sumitomo Mitsui Financial Group, Inc.	4,634,578	0.3
305,400		Suzuki Motor Corp.	14,548,637	0.9
181,300		TDK Corp.	11,984,278	0.8
			226,959,810	14.4

		Netherlands: 2.9%
553,853		Airbus SE	45,707,096	2.9

		Spain: 2.7%
1,168,262		Banco Bilbao Vizcaya Argentaria S.A.	9,731,583	0.6
847,575		Industria de Diseno Textil SA	32,551,187	2.1
			42,282,770	2.7

		Sweden: 1.4%
1,014,405		Assa Abloy AB	22,358,983	1.4

		Switzerland: 2.9%
700,834		Credit Suisse Group AG	10,197,829	0.6
36,147		Roche Holding AG	9,236,098	0.6
1,544,378		UBS Group AG	26,263,518	1.7
			45,697,445	2.9

		United Kingdom: 6.8%
2,760,672	@,L	Circassia Pharmaceuticals Plc	3,272,046	0.2
7,470,594	@	Earthport PLC	2,019,001	0.1
1,277,980		International Consolidated Airlines Group SA	10,159,731	0.7
501,117		International Game Technology PLC	9,170,441	0.6
1,265,166		Prudential PLC	29,040,483	1.8
144,420		Shire PLC	7,963,209	0.5
526,844	@	TechnipFMC PLC	14,249,071	0.9
575,775		Unilever PLC	31,159,876	2.0
			107,033,858	6.8

		United States: 44.4%
116,380		3M Co.	24,229,152	1.5
354,930	@,L	Acadia Pharmaceuticals, Inc.	9,898,998	0.6
225,053	@	Adobe Systems, Inc.	31,831,496	2.0
261,400		Aetna, Inc.	39,688,362	2.5
44,940	@	Alphabet, Inc. - Class A	41,779,819	2.7
46,607	@	Alphabet, Inc. - Class C	42,353,179	2.7
165,080		Anthem, Inc.	31,056,500	2.0
54,130	@	Biogen, Inc.	14,688,717	0.9
80,940	@	BioMarin Pharmaceutical, Inc.	7,350,971	0.5
78,530	@,L	Bluebird Bio, Inc.	8,249,577	0.5
124,450	@	Blueprint Medicines Corp.	6,305,882	0.4
124,930	@	Centene Corp.	9,979,408	0.6
688,420		Citigroup, Inc.	46,041,530	2.9
502,140		Colgate-Palmolive Co.	37,223,638	2.4
122,950		Emerson Electric Co.	7,330,279	0.5
237,890	@	Facebook, Inc.	35,916,632	2.3
341,370		FNF Group	15,303,617	1.0
196,530		Gilead Sciences, Inc.	13,910,393	0.9
110,630		Goldman Sachs Group, Inc.	24,548,797	1.6
225,110		Intuit, Inc.	29,896,859	1.9
219,560	@,L	Ionis Pharmaceuticals, Inc.	11,169,017	0.7
53,740	@	Loxo Oncology, Inc.	4,309,411	0.3
290,980	@	MacroGenics, Inc.	5,095,060	0.3
650,650		Maxim Integrated Products	29,214,185	1.9
302,490	@	PayPal Holdings, Inc.	16,234,638	1.0
253,120		S&P Global, Inc.	36,952,989	2.3
134,780	@	Sage Therapeutics, Inc.	10,733,879	0.7
227,940		Tiffany & Co.	21,396,728	1.4
569,050	@,L	Twitter, Inc.	10,168,924	0.6
149,610		United Parcel Service, Inc. - Class B	16,545,370	1.0

See Accompanying Notes to Financial Statements

36

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
230,480	Walt Disney Co.	24,488,500	1.6
307,740	Whole Foods Market, Inc.	12,958,931	0.8
166,580	Zimmer Biomet Holdings, Inc.	21,388,872	1.4
		698,240,310	44.4

	Total Common Stock
	(Cost $792,545,604)	1,506,720,467	95.7

PREFERRED STOCK: 1.8%
	Germany: 1.8%
334,794	Bayerische Motoren Werke AG	27,629,069	1.8

	India: 0.0%
5,080,989	@ Zee Entertainment Enterprises Ltd.	760,920	0.0

	Total Preferred Stock
	(Cost $12,716,306)	28,389,989	1.8

	Total Long-Term Investments
	(Cost $805,261,910)	1,535,110,456	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateralcc: 2.1%
1,051,926	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,052,022, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,072,965, due 07/28/17-09/09/49)	1,051,926	0.1
7,787,591	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $7,788,327, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,943,343, due 07/15/17-05/20/67)	7,787,591	0.5
7,787,591	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $7,788,327, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $7,943,343, due 07/13/17-12/01/51)	7,787,591	0.5
1,280,426	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,280,538, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,306,037, due 07/15/17-01/15/37)	1,280,426	0.1
628,888	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $628,953, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $641,469, due 07/07/17-01/15/30)	628,888	0.0
6,464,876	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $6,465,476, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,594,174, due 07/10/17-06/20/67)	6,464,876	0.4

See Accompanying Notes to Financial Statements

37

VY® Oppenheimer Global Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
7,787,600	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $7,788,432, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,943,329, due 01/15/19-02/15/46)	7,787,600	0.5
		32,788,898	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
34,301,726	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $34,301,726)	34,301,726	2.2

	Total Short-Term Investments
	(Cost $67,090,624)	67,090,624	4.3

	Total Investments in Securities (Cost $872,352,534)	$1,602,201,080	101.8
	Liabilities in Excess of Other Assets	(28,589,848)	(1.8)
	Net Assets	$1,573,611,232	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $879,366,753.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$747,491,434
Gross Unrealized Depreciation	(24,657,107)

Net Unrealized Appreciation	$722,834,327

See Accompanying Notes to Financial Statements

38

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 82.2%
		Basic Materials: 2.6%
300,000	#	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19	307,500	0.3
225,000		CF Industries, Inc., 3.450%, 06/01/23	213,187	0.2
130,000		Commercial Metals Co., 5.375%, 07/15/27	132,763	0.1
100,000	#	CVR Partners L.P. / CVR Nitrogen Finance Corp., 9.250%, 06/15/23	105,000	0.1
220,000	#	First Quantum Minerals Ltd., 7.500%, 04/01/25	216,150	0.2
530,000		Freeport-McMoRan, Inc., 3.550%, 03/01/22	499,355	0.5
60,000		Hexion, Inc., 6.625%, 04/15/20	55,050	0.1
75,000	#	Hudbay Minerals, Inc., 7.250%, 01/15/23	77,719	0.1
100,000	#	Hudbay Minerals, Inc., 7.625%, 01/15/25	105,250	0.1
190,000	#	Kinross Gold Corp., 4.500%, 07/15/27	190,000	0.2
435,000	#	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.000%, 04/15/25	458,925	0.4
175,000		Tronox Finance LLC, 6.375%, 08/15/20	175,875	0.2
145,000	#	Tronox Finance LLC, 7.500%, 03/15/22	150,075	0.1
			2,686,849	2.6

		Communications: 13.6%
200,000	#	Altice Financing SA, 6.625%, 02/15/23	212,688	0.2
200,000	#	Altice US Finance I Corp., 5.375%, 07/15/23	208,625	0.2
505,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/26	537,194	0.5
310,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/26	332,475	0.3
380,000		CenturyLink, Inc., 6.450%, 06/15/21	412,300	0.4
155,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	155,000	0.1
120,000	#	CommScope, Inc., 5.000%, 06/15/21	123,150	0.1
200,000	#	CSC Holdings LLC, 5.500%, 04/15/27	212,000	0.2
125,000	#	Ctrip.com International Ltd., 1.250%, 09/15/22	135,391	0.1
150,000		DISH DBS Corp., 5.875%, 11/15/24	160,608	0.2
300,000		DISH DBS Corp., 5.875%, 07/15/22	323,250	0.3
319,000	#	DISH Network Corp., 2.375%, 03/15/24	335,947	0.3
215,000		Finisar Corp., 0.500%, 12/15/33	239,591	0.2
50,000		FireEye, Inc., 1.000%, 06/01/35	47,375	0.1
50,000		FireEye, Inc., 1.625%, 06/01/35	45,781	0.0
86,000		Frontier Communications Corp., 8.500%, 04/15/20	90,622	0.1
555,000		Frontier Communications Corp., 8.750%, 04/15/22	501,193	0.5
330,000		Frontier Communications Corp., 10.500%, 09/15/22	315,562	0.3
250,000		GCI, Inc., 6.750%, 06/01/21	256,562	0.2
140,000		GCI, Inc., 6.875%, 04/15/25	152,075	0.1
250,000	#	Gray Television, Inc., 5.125%, 10/15/24	253,125	0.2
280,000	#	Gray Television, Inc., 5.875%, 07/15/26	286,300	0.3
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/26	435,231	0.4
87,000		IAC/InterActiveCorp, 4.875%, 11/30/18	87,826	0.1
690,000		Level 3 Financing, Inc., 5.250%, 03/15/26	717,676	0.7
195,000	#	MDC Partners, Inc., 6.500%, 05/01/24	195,487	0.2
550,000	#	Netflix, Inc., 4.375%, 11/15/26	550,000	0.5
245,000	#	Nexstar Escrow Corp., 5.625%, 08/01/24	248,675	0.2
200,000	#	SFR Group SA, 6.000%, 05/15/22	209,500	0.2
350,000		Quebecor Media, Inc., 5.750%, 01/15/23	370,562	0.4
425,000	#	Sinclair Television Group, Inc., 5.125%, 02/15/27	413,312	0.4
170,000	#	Sirius XM Radio, Inc., 4.625%, 05/15/23	175,313	0.2
295,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	298,688	0.3
1,760,000		Sprint Corp., 7.250%, 09/15/21	1,960,200	1.9
425,000		TEGNA, Inc., 6.375%, 10/15/23	449,969	0.4
95,000		T-Mobile USA, Inc., 5.125%, 04/15/25	99,988	0.1
130,000		T-Mobile USA, Inc., 6.000%, 03/01/23	137,921	0.1
250,000		T-Mobile USA, Inc., 6.000%, 04/15/24	268,125	0.3
70,000		T-Mobile USA, Inc., 6.500%, 01/15/24	75,425	0.1
450,000		T-Mobile USA, Inc., 6.500%, 01/15/26	497,813	0.5
160,000	#	Univision Communications, Inc., 5.125%, 02/15/25	159,000	0.2

See Accompanying Notes to Financial Statements

39

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
440,000	#	Videotron Ltd., 5.375%, 06/15/24	466,400	0.4
105,000		WebMD Health Corp., 2.625%, 06/15/23	103,294	0.1
375,000		Windstream Services LLC, 6.375%, 08/01/23	311,484	0.3
360,000		Windstream Services LLC, 7.500%, 06/01/22	323,100	0.3
200,000		Windstream Services LLC, 7.750%, 10/15/20	202,500	0.2
150,000	#	Zillow Group, Inc., 2.000%, 12/01/21	175,594	0.2
			14,269,897	13.6

		Consumer, Cyclical: 11.4%
190,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	198,787	0.2
160,000	#	AMC Entertainment Holdings, Inc., 6.125%, 05/15/27	169,250	0.2
335,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	342,537	0.3
70,000		Beazer Homes USA, Inc., 8.750%, 03/15/22	78,225	0.1
230,000	#	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26	231,437	0.2
110,000	#	Eldorado Resorts, Inc., 6.000%, 04/01/25	117,012	0.1
375,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 01/15/22	355,312	0.3
345,000		Global Partners L.P. / GLP Finance Corp., 6.250%, 07/15/22	348,450	0.3
265,000		Global Partners L.P. / GLP Finance Corp., 7.000%, 06/15/23	265,000	0.3
350,000		Goodyear Tire & Rubber Co/The, 5.000%, 05/31/26	363,125	0.3
270,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	282,150	0.3
165,000	#	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24	180,469	0.2
175,000	#	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 02/15/19	170,625	0.2
310,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	325,888	0.3
310,000		KB Home, 1.375%, 02/01/19	333,056	0.3
400,000		KB Home, 7.000%, 12/15/21	450,000	0.4
245,000		KB Home, 7.500%, 09/15/22	277,769	0.3
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/26	216,275	0.2
205,000	#	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/24	214,225	0.2
250,000	#	Landry's, Inc., 6.750%, 10/15/24	256,562	0.2
250,000		Lennar Corp., 4.500%, 06/15/19	259,375	0.2
465,000		Lennar Corp., 4.750%, 11/15/22	496,969	0.5
100,000		LKQ Corp., 4.750%, 05/15/23	102,500	0.1
310,000		MDC Holdings, Inc., 5.500%, 01/15/24	329,375	0.3
230,000	#	Meritage Homes Corp., 5.125%, 06/06/27	230,862	0.2
145,000		Meritage Homes Corp., 7.000%, 04/01/22	165,662	0.2
200,000	#	Nexteer Automotive Group Ltd., 5.875%, 11/15/21	208,500	0.2
230,000	#	PetSmart, Inc., 7.125%, 03/15/23	205,275	0.2
340,000	#	PetSmart, Inc., 8.875%, 06/01/25	314,874	0.3
280,000		PulteGroup, Inc., 5.000%, 01/15/27	288,400	0.3
270,000		Regal Entertainment Group, 5.750%, 02/01/25	280,125	0.3
150,000		Regal Entertainment Group, 5.750%, 03/15/22	157,125	0.1
270,000		CalAtlantic Group, Inc., 0.250%, 06/01/19	256,838	0.2
130,000		CalAtlantic Group, Inc., 5.375%, 10/01/22	140,563	0.1
990,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,089,000	1.0
235,000		CalAtlantic Group, Inc., 1.250%, 08/01/32	236,175	0.2
365,000	#	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/24	384,163	0.4
175,000		Tempur Sealy International, Inc., 5.500%, 06/15/26	178,281	0.2
360,000	#	TI Group Automotive Systems LLC, 8.750%, 07/15/23	382,500	0.4
190,000		Titan International, Inc., 6.875%, 10/01/20	198,075	0.2
190,000		TRI Pointe Group, Inc., 5.250%, 06/01/27	190,713	0.2
450,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	474,188	0.4
105,000	#	Viking Cruises Ltd, 6.250%, 05/15/25	106,313	0.1
160,000	#	ZF North America Capital, Inc., 4.750%, 04/29/25	169,400	0.2
			12,021,405	11.4

See Accompanying Notes to Financial Statements

40

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 16.0%
125,000		Albany Molecular Research, Inc., 2.250%, 11/15/18	178,594	0.2
80,000	#	Alliance One International, Inc., 8.500%, 04/15/21	83,600	0.1
435,000		Alliance One International, Inc., 9.875%, 07/15/21	380,081	0.4
155,000		Ascent Capital Group, Inc., 4.000%, 07/15/20	124,291	0.1
225,000		BioScrip, Inc., 8.875%, 02/15/21	204,750	0.2
95,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20	113,466	0.1
215,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	212,850	0.2
330,000		Cardtronics, Inc., 1.000%, 12/01/20	317,831	0.3
150,000		Centene Corp., 4.750%, 01/15/25	154,500	0.1
165,000		Centene Corp., 5.625%, 02/15/21	172,425	0.2
110,000		Centene Corp., 6.125%, 02/15/24	119,205	0.1
225,000	#	Cenveo Corp., 6.000%, 08/01/19	191,250	0.2
85,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/23	88,068	0.1
145,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	127,237	0.1
755,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	761,606	0.7
375,000	#	Cimpress NV, 7.000%, 04/01/22	390,000	0.4
250,000	#	CSVC Acquisition Corp., 7.750%, 06/15/25	256,094	0.2
246,000		Emergent BioSolutions, Inc., 2.875%, 01/15/21	318,262	0.3
140,000	#	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/23	117,600	0.1
280,000	#	Endo Finance LLC, 5.750%, 01/15/22	253,344	0.2
200,000	#	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/25	164,000	0.2
180,000		Endologix, Inc., 2.250%, 12/15/18	173,025	0.2
205,000		Endologix, Inc., 3.250%, 11/01/20	176,428	0.2
200,000	#	FAGE International SA/ FAGE USA Dairy Industry, Inc., 5.625%, 08/15/26	206,460	0.2
600,000		HCA, Inc., 5.250%, 06/15/26	648,600	0.6
185,000	#	Hertz Corp./The, 7.625%, 06/01/22	185,018	0.2
200,000		Horizon Pharma, Inc., 6.625%, 05/01/23	189,000	0.2
35,000	#	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, 11/01/24	35,700	0.0
365,000		Impax Laboratories, Inc., 2.000%, 06/15/22	312,303	0.3
480,000		Innoviva, Inc., 2.125%, 01/15/23	438,600	0.4
275,000	#	Insulet Corp., 1.250%, 09/15/21	303,187	0.3
400,000		Jazz Investments I Ltd., 1.875%, 08/15/21	439,000	0.4
255,000		Kindred Healthcare, Inc., 6.375%, 04/15/22	252,131	0.2
240,000		Kindred Healthcare, Inc., 8.000%, 01/15/20	253,200	0.2
80,000	#	Lamb Weston Holdings, Inc., 4.625%, 11/01/24	82,800	0.1
80,000	#	Lamb Weston Holdings, Inc., 4.875%, 11/01/26	83,300	0.1
115,000		Macquarie Infrastructure Corp., 2.000%, 10/01/23	115,072	0.1
205,000		Medicines Co/The, 2.500%, 01/15/22	267,397	0.3
140,000		Medicines Co/The, 2.750%, 07/15/23	147,175	0.1
345,000		Molina Healthcare, Inc., 5.375%, 11/15/22	366,994	0.4
180,000		NuVasive, Inc., 2.250%, 03/15/21	249,300	0.2
406,000	#	Patheon Holdings I BV, 7.500%, 02/01/22	431,629	0.4
325,000	#	Post Holdings, Inc., 5.000%, 08/15/26	325,000	0.3
260,000	#	Post Holdings, Inc., 6.000%, 12/15/22	276,575	0.3
205,000		Quidel Corp., 3.250%, 12/15/20	228,319	0.2
510,000	#	RegionalCare Hospital Partners Holdings, Inc., 8.250%, 05/01/23	549,525	0.5
250,000		Revlon Consumer Products Corp., 5.750%, 02/15/21	231,250	0.2
115,000		Revlon Consumer Products Corp., 6.250%, 08/01/24	100,625	0.1
500,000	#	Sothebys, 5.250%, 10/01/22	513,750	0.5
235,000	#	Team Health Holdings, Inc., 6.375%, 02/01/25	228,538	0.2
110,000	#	Teladoc, Inc., 3.000%, 12/15/22	116,462	0.1
360,000		Tenet Healthcare Corp., 4.375%, 10/01/21	367,200	0.4
85,000	#	Tenet Healthcare Corp., 7.500%, 01/01/22	92,420	0.1
130,000		Tenet Healthcare Corp., 8.125%, 04/01/22	138,450	0.1
525,000		United Rentals North America, Inc., 5.750%, 11/15/24	551,906	0.5
400,000		Universal Hospital Services, Inc., 7.625%, 08/15/20	408,500	0.4
1,525,000	#	Valeant Pharmaceuticals International, Inc., 5.875%, 05/15/23	1,315,313	1.3

See Accompanying Notes to Financial Statements

41

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
95,000	#	Valeant Pharmaceuticals International, Inc., 6.500%, 03/15/22	99,869	0.1
125,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	131,719	0.1
525,000		WellCare Health Plans, Inc., 5.250%, 04/01/25	551,250	0.5
470,000		Wright Medical Group, Inc., 2.000%, 02/15/20	524,638	0.5
			16,836,682	16.0

		Energy: 15.6%
150,000	#	Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	151,875	0.1
135,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 09/15/24	138,712	0.1
212,000	#	Antero Resources Corp., 5.000%, 03/01/25	206,700	0.2
355,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	359,437	0.3
310,000	#	California Resources Corp., 8.000%, 12/15/22	197,237	0.2
350,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	304,500	0.3
175,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	153,125	0.1
518,000	#	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27	531,597	0.5
100,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	107,000	0.1
137,000	#	Chesapeake Energy Corp., 8.000%, 12/15/22	145,391	0.1
180,000	#	Chesapeake Energy Corp., 8.000%, 06/15/27	177,075	0.2
137,000	#	Cobalt International Energy, Inc., 7.750%, 12/01/23	83,056	0.1
318,000	#	Cobalt International Energy, Inc., 10.750%, 12/01/21	302,100	0.3
200,000		Concho Resources, Inc., 4.375%, 01/15/25	205,000	0.2
200,000		Concho Resources, Inc., 5.500%, 04/01/23	206,500	0.2
125,000		Continental Resources, Inc./OK, 4.500%, 04/15/23	119,687	0.1
160,000	#	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/25	160,400	0.2
90,000		DCP Midstream Operating L.P., 2.700%, 04/01/19	89,662	0.1
120,000		DCP Midstream Operating L.P., 3.875%, 03/15/23	116,400	0.1
325,000		DCP Midstream Operating L.P., 5.600%, 04/01/44	307,937	0.3
285,000	#	Delek Logistics Partners L.P., 6.750%, 05/15/25	289,275	0.3
250,000		Denbury Resources, Inc., 4.625%, 07/15/23	133,750	0.1
160,000		Denbury Resources, Inc., 5.500%, 05/01/22	90,400	0.1
295,000		Energy Transfer Equity L.P., 5.875%, 01/15/24	314,175	0.3
60,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	55,952	0.1
174,000		EnLink Midstream Partners L.P., 5.600%, 04/01/44	176,455	0.2
5,000		EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 05/01/20	3,969	0.0
150,000	#	Exterran Energy Solutions L.P. / EES Finance Corp., 8.125%, 05/01/25	153,375	0.2
50,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 10/01/22	48,750	0.1
525,000		Archrock Partners L.P. / Archrock Partners Finance Corp., 6.000%, 04/01/21	514,500	0.5
205,000	#	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 07/15/21	211,662	0.2
145,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 5.750%, 02/15/21	145,362	0.1
100,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.750%, 08/01/22	100,750	0.1
245,000	#	Great Western Petroleum LLC / Great Western Finance Corp., 9.000%, 09/30/21	243,162	0.2
300,000	#	Gulfport Energy Corp., 6.000%, 10/15/24	293,250	0.3
200,000	#	Gulfport Energy Corp., 6.375%, 05/15/25	197,750	0.2
20,000		Gulfport Energy Corp., 6.625%, 05/01/23	20,150	0.0
150,000	#	Halcon Resources Corp., 6.750%, 02/15/25	135,750	0.1
131,000	#	Halcon Resources Corp., 12.000%, 02/15/22	148,685	0.1
90,000	#	Hiland Partners Holdings LLC / Hiland Partners Finance Corp., 5.500%, 05/15/22	94,003	0.1
255,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/25	241,612	0.2
140,000	#	Holly Energy Partners L.P. / Holly Energy Finance Corp., 6.000%, 08/01/24	146,300	0.1

See Accompanying Notes to Financial Statements

42

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
100,000	#	MEG Energy Corp., 6.500%, 01/15/25	91,375	0.1
295,000	#	MEG Energy Corp., 7.000%, 03/31/24	230,838	0.2
345,000		MPLX L.P., 4.875%, 06/01/25	366,453	0.4
80,000		Murphy Oil Corp., 6.875%, 08/15/24	83,800	0.1
250,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	265,000	0.3
303,000		Noble Energy, Inc., 5.625%, 05/01/21	311,951	0.3
430,000		Oasis Petroleum, Inc., 6.875%, 03/15/22	419,250	0.4
425,000		ONEOK, Inc., 7.500%, 09/01/23	507,875	0.5
230,000	#	Parsley Energy LLC / Parsley Finance Corp., 5.375%, 01/15/25	232,875	0.2
210,000	#	Parsley Energy LLC / Parsley Finance Corp., 6.250%, 06/01/24	221,550	0.2
200,000		PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/23	198,000	0.2
215,000		PDC Energy, Inc., 7.750%, 10/15/22	224,138	0.2
275,000	#	Range Resources Corp., 5.000%, 03/15/23	270,188	0.3
410,000		Rice Energy, Inc., 6.250%, 05/01/22	428,963	0.4
70,000		Rowan Cos, Inc., 4.875%, 06/01/22	65,275	0.1
296,000		Rowan Cos, Inc., 5.400%, 12/01/42	210,160	0.2
31,000		Rowan Cos, Inc., 5.850%, 01/15/44	23,095	0.0
250,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	272,355	0.3
125,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/27	133,171	0.1
245,000		Sabine Pass Liquefaction LLC, 5.875%, 06/30/26	274,668	0.3
55,000		Sanchez Energy Corp., 6.125%, 01/15/23	44,275	0.0
360,000		Sanchez Energy Corp., 7.750%, 06/15/21	327,600	0.3
130,000		SEACOR Holdings, Inc., 3.000%, 11/15/28	110,094	0.1
35,000		SM Energy Co., 6.125%, 11/15/22	33,425	0.0
260,000		SM Energy Co., 6.750%, 09/15/26	249,517	0.2
120,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	121,200	0.1
130,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/23	127,563	0.1
215,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.250%, 05/01/23	221,450	0.2
135,000	#	TerraForm Power Operating LLC, 6.375%, 02/01/23	141,075	0.1
300,000		Tesoro Corp., 5.375%, 10/01/22	312,000	0.3
200,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	210,750	0.2
270,000	#	Trinidad Drilling Ltd, 6.625%, 02/15/25	257,175	0.2
105,000		Weatherford International Ltd., 8.250%, 06/15/23	105,263	0.1
295,000		Western Refining Logistics L.P. / WNRL Finance Corp., 7.500%, 02/15/23	319,338	0.3
260,000		Whiting Petroleum Corp., 1.250%, 04/01/20	221,000	0.2
180,000		Williams Cos, Inc./The, 4.550%, 06/24/24	185,850	0.2
405,000		Williams Cos, Inc./The, 5.750%, 06/24/44	420,188	0.4
100,000		WPX Energy, Inc., 6.000%, 01/15/22	99,500	0.1
150,000		WPX Energy, Inc., 7.500%, 08/01/20	158,250	0.2
80,000		WPX Energy, Inc., 8.250%, 08/01/23	87,200	0.1
			16,406,121	15.6

		Financial: 7.4%
239,821	#,&	AAF Holdings LLC/AAF Finance Co., 12.000%, 07/01/19	251,812	0.2
275,000	#	Alliance Data Systems Corp., 5.875%, 11/01/21	285,312	0.3
300,000		Ally Financial, Inc., 4.625%, 03/30/25	308,379	0.3
200,000		Ally Financial, Inc., 4.625%, 05/19/22	208,500	0.2
308,000		Ally Financial, Inc., 5.750%, 11/20/25	325,325	0.3
225,000		Citigroup, Inc., 5.900%, 12/29/49	241,369	0.2
550,000		Citigroup, Inc., 6.250%, 12/29/49	610,844	0.6
235,000		Credit Suisse Group AG, 7.125%, 07/29/65	253,036	0.3
140,000	#	CyrusOne L.P. / CyrusOne Finance Corp., 5.000%, 03/15/24	144,550	0.1
40,000	#	CyrusOne L.P. / CyrusOne Finance Corp., 5.375%, 03/15/27	41,750	0.1
125,000	#	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	129,687	0.1
200,000		DuPont Fabros Technology L.P., 5.875%, 09/15/21	208,375	0.2
195,000		Equinix, Inc., 5.375%, 04/01/23	203,531	0.2

See Accompanying Notes to Financial Statements

43

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	600,000		Fly Leasing Ltd., 6.375%, 10/15/21	632,250	0.6
	215,000		HSBC Holdings PLC, 6.000%, 11/22/65	222,847	0.2
	260,000	#	Iron Mountain US Holdings, Inc., 5.375%, 06/01/26	274,300	0.3
	300,000		Iron Mountain, Inc., 5.750%, 08/15/24	307,500	0.3
	250,000		Kennedy-Wilson, Inc., 5.875%, 04/01/24	258,750	0.3
	250,000	#	Kilimanjaro Re Ltd. (Cat Bond), 10.292%, 12/06/19	250,387	0.2
	300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/24	315,000	0.3
	125,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 06/01/22	129,063	0.1
	575,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 07/01/21	590,813	0.6
	100,000		Nationstar Mortgage LLC / Nationstar Capital Corp., 6.500%, 08/01/18	100,313	0.1
	308,000	#	Provident Funding Associates L.P. / PFG Finance Corp., 6.375%, 06/15/25	316,470	0.3
	120,000	#	Quicken Loans, Inc., 5.750%, 05/01/25	124,500	0.1
	225,000	#	Rialto Holdings LLC / Rialto Corp., 7.000%, 12/01/18	229,500	0.2
	400,000		Royal Bank of Scotland Group PLC, 8.000%, 12/29/49	435,272	0.4
	335,000	#	Uniti Group, Inc. / CSL Capital LLC, 6.000%, 04/15/23	349,445	0.3
				7,748,880	7.4

			Industrial: 6.7%
	135,000	#	Advanced Disposal Services, Inc., 5.625%, 11/15/24	139,387	0.1
	105,000		AECOM, 5.875%, 10/15/24	114,712	0.1
	250,000	#	Amsted Industries, Inc., 5.000%, 03/15/22	259,375	0.2
	250,000	#	Amsted Industries, Inc., 5.375%, 09/15/24	260,000	0.3
	350,000	#	Apex Tool Group LLC, 7.000%, 02/01/21	327,250	0.3
EUR	100,000	&	ARD Finance SA, 6.625%, 09/15/23	121,682	0.1
	100,000	&	ARD Finance SA, 7.125%, 09/15/23	106,990	0.1
	80,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, 05/15/23	82,267	0.1
	220,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/25	231,550	0.2
	90,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24	98,775	0.1
	325,000		Ball Corp., 4.000%, 11/15/23	333,531	0.3
	500,000		Ball Corp., 5.250%, 07/01/25	553,750	0.5
	85,000	#	Belden, Inc., 5.250%, 07/15/24	88,400	0.1
	140,000	#	Builders FirstSource, Inc., 5.625%, 09/01/24	146,300	0.1
	305,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	314,913	0.3
	205,000	#	Coveris Holdings SA, 7.875%, 11/01/19	202,950	0.2
	640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	744,000	0.7
	410,000		Dycom Industries, Inc., 0.750%, 09/15/21	477,650	0.5
	150,000		Engility Corp., 8.875%, 09/01/24	163,500	0.2
	100,000	#	EnPro Industries, Inc., 5.875%, 09/15/22	104,750	0.1
	270,000	#	Florida East Coast Holdings Corp., 6.750%, 05/01/19	277,027	0.3
	644,000		General Cable Corp., 4.500%, 11/15/29	488,233	0.5
	205,000		Griffon Corp., 5.250%, 03/01/22	209,613	0.2
	265,000		MasTec, Inc., 4.875%, 03/15/23	265,663	0.3
	80,000	#	Park-Ohio Industries, Inc., 6.625%, 04/15/27	84,150	0.1
	100,000		Reynolds Group Issuer, Inc., 5.750%, 10/15/20	102,459	0.1
	200,000	#	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/21	153,000	0.1
	135,000		Triumph Group, Inc., 5.250%, 06/01/22	134,831	0.1
	230,000	#	Tutor Perini Corp., 6.875%, 05/01/25	242,650	0.2
	185,000	#	USG Corp., 4.875%, 06/01/27	190,781	0.2
				7,020,139	6.7

			Technology: 6.2%
	110,000	Z	Akamai Technologies, Inc., 02/15/19	107,869	0.1
	210,000		Brocade Communications Systems, Inc., 4.625%, 01/15/23	217,087	0.2
	310,000	#	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/25	317,362	0.3
	110,000		Citrix Systems, Inc., 0.500%, 04/15/19	132,344	0.1
	145,000	#	Dell International LLC / EMC Corp., 5.875%, 06/15/21	152,250	0.1
	385,000		Diebold Nixdorf, Inc., 8.500%, 04/15/24	432,201	0.4

See Accompanying Notes to Financial Statements

44

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
375,000	#	Entegris, Inc., 6.000%, 04/01/22	392,813	0.4
420,000	#	First Data Corp., 5.750%, 01/15/24	437,850	0.4
155,000	#	First Data Corp., 7.000%, 12/01/23	165,850	0.2
70,000	#	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, 07/15/25	72,450	0.1
510,000		j2 Cloud Services LLC, 8.000%, 08/01/20	522,900	0.5
145,000		KeyW Holding Corp./The, 2.500%, 07/15/19	140,559	0.1
165,000	#	Lumentum Holdings, Inc., 0.250%, 03/15/24	193,978	0.2
175,000	#	Microchip Technology, Inc., 1.625%, 02/15/27	184,844	0.2
200,000	#	Micron Technology, Inc., 5.250%, 08/01/23	208,700	0.2
200,000	±	Midway Games, Inc., 06/01/21	–	–
160,000	#	MSCI, Inc., 4.750%, 08/01/26	164,848	0.2
250,000	#	MSCI, Inc., 5.250%, 11/15/24	266,250	0.2
265,000		NCR Corp., 5.000%, 07/15/22	271,625	0.3
160,000		NCR Corp., 6.375%, 12/15/23	172,000	0.2
90,000	#	Nice Systems, Inc., 1.250%, 01/15/24	100,744	0.1
120,000		Nuance Communications, Inc., 1.000%, 12/15/35	116,250	0.1
190,000		ON Semiconductor Corp., 1.000%, 12/01/20	198,075	0.2
250,000	#	ON Semiconductor Corp., 1.625%, 10/15/23	251,250	0.2
200,000	#	Open Text Corp., 5.875%, 06/01/26	215,624	0.2
200,000	#	Quintiles IMS, Inc., 5.000%, 10/15/26	206,750	0.2
400,000	#	Rackspace Hosting, Inc., 8.625%, 11/15/24	427,000	0.4
90,000	#	Silicon Laboratories, Inc., 1.375%, 03/01/22	93,488	0.1
110,000	#	Synaptics, Inc., 0.500%, 06/15/22	111,375	0.1
205,000		Synchronoss Technologies, Inc., 0.750%, 08/15/19	191,163	0.2
46,000	#	Teradyne, Inc., 1.250%, 12/15/23	53,159	0.0
			6,518,658	6.2

		Utilities: 2.7%
505,000		AES Corp., 4.875%, 05/15/23	516,994	0.5
100,000		AES Corp., 5.500%, 03/15/24	104,625	0.1
222		Red Oak Power LLC, 8.540%, 11/30/19	223	0.0
100,000		AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.500%, 05/20/25	102,000	0.1
200,000	#	Calpine Corp., 5.250%, 06/01/26	197,000	0.2
390,000		Calpine Corp., 5.750%, 01/15/25	367,575	0.3
181,000	#	Dynegy, Inc., 8.000%, 01/15/25	176,475	0.1
245,000		NRG Energy, Inc., 6.250%, 05/01/24	248,675	0.2
620,000		NRG Energy, Inc., 6.625%, 01/15/27	623,875	0.6
170,000		NRG Energy, Inc., 7.250%, 05/15/26	176,800	0.2
189,825	#	NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	205,011	0.2
250,000		Talen Energy Supply LLC, 6.500%, 06/01/25	176,875	0.2
			2,896,128	2.7

	Total Corporate Bonds/Notes
	(Cost $83,655,593)		86,404,759	82.2

FOREIGN GOVERNMENT BONDS: –%
14,904	&	Mashantucket Western Pequot Tribe, 6.500%, 07/01/36	–	–

	Total Foreign Government Bonds
	(Cost $1,745)		–	–

BANK LOANS: 4.6%
		Basic Materials: 0.3%
264,338		Caraustar Industries, Inc. - TL 1L, 6.796%, 03/14/22	264,998	0.3

		Communications: 0.8%
445,500		McGraw-Hill Global Education Holdings, LLC, 5.226%, 05/04/22	439,430	0.4
57,365		Univision Communications Inc. Term Loan C5, 3.976%, 03/15/24	56,415	0.0
269,328		Virgin Media Bristol LLC TL I 1L, 3.909%, 01/31/25	269,805	0.3
128,702		West Corp. - TL B12 1L, 3.796%, 06/17/23	128,912	0.1
			894,562	0.8

		Consumer, Cyclical: 1.1%
128,700		American Axle & Manufacturing Holdings, Inc. - Term Loan A, 3.470%, 04/06/24	128,201	0.1
221,515		Camping World TL B 1L, 4.976%, 11/08/23	222,982	0.2
134,153		Federal-Mogul Holdings Corporation New Term Loan C, 4.980%, 04/15/21	134,698	0.1
60,179		Landry's, Inc. - TL 1L, 3.980%, 10/04/23	60,072	0.1
216,563		Redbox - TL 1L, 8.796%, 09/27/21	217,826	0.2

See Accompanying Notes to Financial Statements

45

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
369,826	Tower Automotive Holdings Term Loan B1, 4.000%, 03/07/24	370,520	0.4
		1,134,299	1.1

	Consumer, Non-cyclical: 0.7%
65,934	BioScrip, Inc. - TL B DD, 6.500%, 07/31/20	65,489	0.0
113,406	BioScrip, Inc. - TL B, 6.500%, 07/31/20	112,640	0.1
430,000	Del Monte Foods, Inc. 2nd Lien Term Loan, 8.690%, 08/18/21	293,475	0.3
339,914	Revlon Consumer Products Corp. TL B 1L, 4.726%, 09/07/23	317,749	0.3
		789,353	0.7

	Energy: 0.5%
325,000	Gavilan Resources LLC - TL 2L, 7.224%, 03/01/24	309,562	0.3
250,380	Jonah Energy, 7.726%, 05/12/21	242,243	0.2
		551,805	0.5

	Financial: 0.3%
313,977	Confie Seguros Holding II - TL B 1L, 6.726%, 04/19/22	310,936	0.3

	Industrial: 0.5%
207,911	Builders FirstSource, Inc., 4.296%, 02/29/24	207,824	0.2
311,858	Zekelman Industries, Inc. Term Loan B, 4.789%, 06/14/21	314,717	0.3
		522,541	0.5

	Insurance: 0.1%
71,219	Alliant Holdings I, Inc. 2015 Term Loan B, 4.417%, 08/12/22	71,447	0.1

	Technology: 0.3%
175,782	Dynacast International LLC Term Loan B2, 7.750%, 07/07/20	176,588	0.2
146,724	SkillSoft Corporation 1st Lien Term Loan, 5.976%, 04/28/21	138,929	0.1
		315,517	0.3

	Total Bank Loans
	(Cost $4,994,355)	4,855,458	4.6

U.S. TREASURY OBLIGATIONS: 3.3%
	U.S. Treasury Notes: 3.3%
3,500,000	1.217%, due 07/31/18	3,506,535	3.3

	Total U.S. Treasury Obligations
	(Cost $3,500,421)	3,506,535	3.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 3.8%
		Consumer Discretionary: 0.8%
50,408		Ford Motor Co.	564,066	0.6
1,476	#,@	Perseus Holding Corp.	–	–
4,139		Starbucks Corp.	241,345	0.2
			805,411	0.8

		Consumer Staples: 0.1%
4,469	@	Revlon, Inc. - Class A	105,915	0.1

		Energy: 0.0%
424,441	@	Ascent Resources - Utica LLC	5,093	0.0
91	@	Midstates Petroleum Co., Inc.	1,153	0.0
20	@	TPT Acquisition, Inc.	–	–
			6,246	0.0

		Financials: 0.3%
2,083		Capital One Financial Corp.	172,097	0.2
1,872		JPMorgan Chase & Co.	171,101	0.1
			343,198	0.3

		Health Care: 1.0%
2,690		Aetna, Inc.	408,423	0.4
3,183	@	Alere, Inc.	159,755	0.2
15,129	@	BioScrip, Inc.	41,075	0.0
1,411		Cigna Corp.	236,187	0.2
3,059	@	Mylan NV	118,750	0.1
604		Thermo Fisher Scientific, Inc.	105,380	0.1
			1,069,570	1.0

		Industrials: 0.2%
123	@	Ceva Holdings LLC	30,837	0.0
5,836	@	Liberty Tire Recycling	–	–
2,062	@	United Continental Holdings, Inc.	155,166	0.2
			186,003	0.2

		Information Technology: 0.3%
7,059	@	NCR Corp.	288,290	0.3
397		TE Connectivity Ltd.	31,236	0.0
			319,526	0.3

		Materials: 0.3%
3,044		LyondellBasell Industries NV - Class A	256,883	0.3

		Real Estate: 0.8%
30,063		Forest City Realty Trust, Inc.	726,623	0.7
5,760	@	Uniti Group, Inc.	144,806	0.1
			871,429	0.8

		Telecommunication Services: 0.0%
1,994		Windstream Holdings, Inc.	7,737	0.0

	Total Common Stock
	(Cost $3,161,851)		3,971,918	3.8

See Accompanying Notes to Financial Statements

46

VY® Pioneer High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 1.5%
		Consumer Discretionary: –%
775	#,@	Perseus Holding Corp.	–	–

		Financials: 0.9%
470	@	Bank of America Corp.	593,135	0.5
3,542	@,P	GMAC Capital Trust I	92,801	0.1
232	@	Wells Fargo & Co.	304,177	0.3
			990,113	0.9

		Health Care: 0.5%
811	@	Alere, Inc.	318,723	0.3
225		Allergan PLC	195,318	0.2
44	@	BioScrip, Inc.	3,953	0.0
			517,994	0.5

		Industrials: 0.1%
267	@	Ceva Holdings Series A-2	74,768	0.1

	Total Preferred Stock
	(Cost $1,736,913)		1,582,875	1.5

WARRANTS: –%
		Energy: –%
644	@	Midstates Petroleum Co., Inc.	–	–

		Health Care: –%
126	@	BioScrip, Inc. - Class A	–	–
126	@	BioScrip, Inc. - Class B	–	–
			–	–

	Total Warrants
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $97,050,878)		100,321,545	95.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Corporate Bonds/Notes: 1.0%
185,000	#	International Automotive Components Group SA, 9.125%, 06/01/18	180,606	0.2
250,000	#	Kilimanjaro Re Ltd. (Cat Bond), 5.542%, 04/30/18	250,713	0.2
375,000		Shutterfly, Inc., 0.250%, 05/15/18	375,703	0.3
290,000		WebMD Health Corp., 2.500%, 01/31/18	300,331	0.3
			1,107,353	1.0

		U.S. Treasury Obligations: 1.5%
520,000		United States Treasury Bill, 1.000%, 09/28/17	518,737	0.5
500,000		United States Treasury Bill, 0.280%, 07/06/17	499,970	0.5
265,000		United States Treasury Bill, 0.700%, 07/13/17	264,944	0.3
260,000		United States Treasury Bill, 0.790%, 07/20/17	259,903	0.2
			1,543,554	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
516,907	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $516,907)	516,907	0.5

	Total Short-Term Investments
	(Cost $3,152,266)	3,167,814	3.0

	Total Investments in Securities (Cost $100,203,144)	$103,489,359	98.4
	Assets in Excess of Other Liabilities	1,678,736	1.6
	Net Assets	$105,168,095	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
P	Preferred Stock may be called prior to convertible date.
±	Defaulted security
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.

EUR	EU Euro

Cost for federal income tax purposes is $100,700,535.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,393,956
Gross Unrealized Depreciation	(2,605,132)

Net Unrealized Appreciation	$2,788,824

See Accompanying Notes to Financial Statements

47

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 17.8%
32,194	@,L	Altice USA, Inc.	1,039,866	0.1
60,700		Aramark	2,487,486	0.3
12,100	@	Autozone, Inc.	6,902,566	0.7
51,600		BorgWarner, Inc.	2,185,776	0.2
57,000	@	Burlington Stores, Inc.	5,243,430	0.5
77,900	@,L	Carmax, Inc.	4,912,374	0.5
19,900		Carter's, Inc.	1,770,105	0.2
3,700	@	Chipotle Mexican Grill, Inc.	1,539,570	0.2
40,100		Choice Hotels International, Inc.	2,576,425	0.3
104,900		Coach, Inc.	4,965,966	0.5
57,000	@	Ctrip.com International Ltd. ADR	3,070,020	0.3
34,900		Delphi Automotive PLC	3,058,985	0.3
33,600		Dick's Sporting Goods, Inc.	1,338,288	0.1
113,800		Dollar General Corp.	8,203,842	0.9
70,600	@	Dollar Tree, Inc.	4,936,352	0.5
44,900		Dunkin' Brands Group, Inc.	2,474,888	0.3
98,900		Extended Stay America, Inc.	1,914,704	0.2
27,000		Ferrari NV	2,322,540	0.2
36,100	@	Five Below, Inc.	1,782,257	0.2
59,500	L	Hanesbrands, Inc.	1,378,020	0.1
24,600		Harley-Davidson, Inc.	1,328,892	0.1
61,233		Hilton Worldwide Holdings, Inc.	3,787,261	0.4
122,900		Interpublic Group of Cos., Inc.	3,023,340	0.3
71,500		L Brands, Inc.	3,853,135	0.4
19,600	@	Lululemon Athletica, Inc.	1,169,532	0.1
38,212		Marriott International, Inc.	3,833,046	0.4
84,700		Mattel, Inc.	1,823,591	0.2
123,300		MGM Resorts International	3,858,057	0.4
122,500	@	Michaels Cos, Inc.	2,268,700	0.2
16,600	@	Mohawk Industries, Inc.	4,012,054	0.4
119,800		Newell Brands, Inc.	6,423,676	0.7
33,100	@	Norwegian Cruise Line Holdings Ltd.	1,796,999	0.2
1,400	@	NVR, Inc.	3,374,854	0.4
41,100		Omnicom Group	3,407,190	0.4
31,700	@	O'Reilly Automotive, Inc.	6,934,058	0.7
25,900		Papa John's International, Inc.	1,858,584	0.2
14,200	L	Polaris Industries, Inc.	1,309,666	0.1
72,600		Pulte Group, Inc.	1,780,878	0.2
21,300		PVH Corp.	2,438,850	0.3
136,200		Ross Stores, Inc.	7,862,826	0.8
23,600		Royal Caribbean Cruises Ltd.	2,577,828	0.3
142,500		Service Corp. International	4,766,625	0.5
27,400	L	Signet Jewelers Ltd.	1,732,776	0.2
26,300	@	Sotheby's	1,411,521	0.1
34,500	@,L	Tempur Sealy International, Inc.	1,841,955	0.2
35,700		Tiffany & Co.	3,351,159	0.4
60,400		Toll Brothers, Inc.	2,386,404	0.2
49,700		Tractor Supply Co.	2,694,237	0.3
17,300	@	Ulta Beauty, Inc.	4,970,982	0.5
84,300	@	Vipshop Holdings Ltd. ADR	889,365	0.1
21,420	@,L	Wayfair, Inc.	1,646,769	0.2
12,700		Whirlpool Corp.	2,433,574	0.3
53,200		Williams-Sonoma, Inc.	2,580,200	0.3
56,500		Wolverine World Wide, Inc.	1,582,565	0.2
13,900		Wynn Resorts Ltd.	1,864,268	0.2
32,500		Yum! Brands, Inc.	2,397,200	0.3
			169,376,077	17.8

		Consumer Staples: 5.8%
84,200	@	Blue Buffalo Pet Products, Inc.	1,920,602	0.2
79,300		Brown-Forman Corp. - Class B	3,853,980	0.4
19,600	L	Casey's General Stores, Inc.	2,099,356	0.2
84,600		Church & Dwight Co., Inc.	4,389,048	0.5
15,900		Clorox Co.	2,118,516	0.2
70,800		Conagra Brands, Inc.	2,531,808	0.3
4,800		Constellation Brands, Inc.	929,904	0.1
53,500		Dr Pepper Snapple Group, Inc.	4,874,385	0.5
35,900		Energizer Holdings, Inc.	1,723,918	0.2
74,400		Flowers Foods, Inc.	1,287,864	0.1
45,400	@	Hain Celestial Group, Inc.	1,762,428	0.2
51,400		Hershey Co.	5,518,818	0.6
88,900		Hormel Foods Corp.	3,032,379	0.3
7,400		JM Smucker Co.	875,642	0.1
52,800		McCormick & Co., Inc.	5,148,528	0.5
17,100	@	Monster Beverage Corp.	849,528	0.1
44,600		Pinnacle Foods, Inc.	2,649,240	0.3
14,300		Pricesmart, Inc.	1,252,680	0.1
75,900	L	Snyders-Lance, Inc.	2,627,658	0.3
75,600	@	Sprouts Farmers Market, Inc.	1,713,852	0.2
64,300		Tyson Foods, Inc.	4,027,109	0.4
			55,187,243	5.8

		Energy: 1.5%
35,900		Cabot Oil & Gas Corp.	900,372	0.1
14,800	@	Centennial Resource Development, Inc.	227,112	0.0
39,637	@	Centennial Resource Development, Inc.	627,057	0.1
56,000	@,L	Centennial Resource Development, Inc./DE	885,920	0.1
10,500		Cimarex Energy Co.	987,105	0.1
13,200	@	Concho Resources, Inc./Midland TX	1,604,196	0.2
20,200	@	Diamondback Energy, Inc.	1,793,962	0.2
20,200		EQT Corp.	1,183,518	0.1
89,100	@,L	Jagged Peak Energy, Inc.	1,189,485	0.1
52,900		Oceaneering International, Inc.	1,208,236	0.1
23,800	@	Parsley Energy, Inc.	660,450	0.1

See Accompanying Notes to Financial Statements

48

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
9,300		Pioneer Natural Resources Co.	1,484,094	0.1
19,600		Tesoro Corp.	1,834,560	0.2
			14,586,067	1.5

		Financials: 7.6%
58,800		BankUnited, Inc.	1,982,148	0.2
79,033		CBOE Holdings, Inc.	7,223,616	0.8
85,800		Citizens Financial Group, Inc.	3,061,344	0.3
29,800		Discover Financial Services	1,853,262	0.2
72,700	@	E*Trade Financial Corp.	2,764,781	0.3
9,800		Factset Research Systems, Inc.	1,628,564	0.2
105,600		Fifth Third Bancorp	2,741,376	0.3
28,900		Financial Engines, Inc.	1,057,740	0.1
51,700		First Republic Bank	5,175,170	0.5
119,400		FNF Group	5,352,702	0.6
36,100		Invesco Ltd.	1,270,359	0.1
84,700		Lazard Ltd.	3,924,151	0.4
40,700		Moody's Corp.	4,952,376	0.5
30,700		MSCI, Inc. - Class A	3,161,793	0.3
21,600		Northern Trust Corp.	2,099,736	0.2
53,800		Progressive Corp.	2,372,042	0.3
15,600	@	Signature Bank	2,239,068	0.2
41,600		State Street Corp.	3,732,768	0.4
25,900	@	SVB Financial Group	4,552,961	0.5
95,800		TD Ameritrade Holding Corp.	4,118,442	0.4
69,530		Webster Financial Corp.	3,630,857	0.4
23,300		Willis Towers Watson PLC	3,389,218	0.4
			72,284,474	7.6

		Health Care: 16.4%
79,399	@,L	Acadia Healthcare Co., Inc.	3,920,723	0.4
47,100	@,L	Acadia Pharmaceuticals, Inc.	1,313,619	0.1
61,900		Agilent Technologies, Inc.	3,671,289	0.4
18,700	@	Agios Pharmaceuticals, Inc.	962,115	0.1
13,200	@	Alexion Pharmaceuticals, Inc.	1,606,044	0.2
14,800	@	Align Technology, Inc.	2,221,776	0.2
68,500	@	Alkermes PLC	3,970,945	0.4
16,600	@	Alnylam Pharmaceuticals, Inc.	1,324,016	0.1
45,300		AmerisourceBergen Corp.	4,282,209	0.4
6,100	@	athenahealth, Inc.	857,355	0.1
47,800	@	BioMarin Pharmaceutical, Inc.	4,341,196	0.4
32,400	@	Bioverativ, Inc.	1,949,508	0.2
14,400	@	Bluebird Bio, Inc.	1,512,720	0.2
57,700		Bruker Corp.	1,664,068	0.2
51,584	@	Catalent, Inc.	1,810,598	0.2
49,000	@	Centene Corp.	3,914,120	0.4
50,412	@	Cerner Corp.	3,350,886	0.3
28,600		Cooper Cos., Inc.	6,847,412	0.7
32,900	@	DaVita, Inc.	2,130,604	0.2
60,850		Dentsply Sirona, Inc.	3,945,514	0.4
25,217	@	Envision Healthcare Corp.	1,580,349	0.2
24,500	@	Henry Schein, Inc.	4,483,990	0.5
140,800	@	Hologic, Inc.	6,389,504	0.7
41,700	@,L	Horizon Pharma PLC	494,979	0.0
7,400		Humana, Inc.	1,780,588	0.2
35,300	@	Idexx Laboratories, Inc.	5,698,126	0.6
30,700	@	Illumina, Inc.	5,327,064	0.6
57,600	@	Incyte Corp., Ltd.	7,252,416	0.8
5,050	@,L	Intercept Pharmaceuticals, Inc.	611,404	0.1
8,900	@	Intuitive Surgical, Inc.	8,324,793	0.9
131,200	@	Ironwood Pharmaceuticals, Inc.	2,477,056	0.3
13,000	@	Jazz Pharmaceuticals PLC	2,021,500	0.2
15,500	@,L	Kite Pharma, Inc.	1,606,885	0.2
20,100	@	Mallinckrodt PLC - W/I	900,681	0.1
22,600	@	Medidata Solutions, Inc.	1,767,320	0.2
18,400	@	Mednax, Inc.	1,110,808	0.1
8,600	@	Mettler Toledo International, Inc.	5,061,444	0.5
28,600	@	Molina Healthcare, Inc.	1,978,548	0.2
54,279	@	Neurocrine Biosciences, Inc.	2,496,834	0.3
15,700	@	Pacira Pharmaceuticals, Inc.	748,890	0.1
33,100	@	Quintiles IMS Holdings, Inc.	2,962,450	0.3
29,400	@	Seattle Genetics, Inc.	1,521,156	0.2
23,800		STERIS PLC	1,939,700	0.2
19,800		Teleflex, Inc.	4,113,648	0.4
29,570	@,L	Tesaro, Inc.	4,135,660	0.4
11,100	@	Ultragenyx Pharmaceutical, Inc.	689,421	0.1
14,200	@	United Therapeutics Corp.	1,842,166	0.2
21,400		Universal Health Services, Inc.	2,612,512	0.3
52,500	@	Veeva Systems, Inc.	3,218,775	0.3
22,800	@	Vertex Pharmaceuticals, Inc.	2,938,236	0.3
15,600	@	WellCare Health Plans, Inc.	2,801,136	0.3
21,300		West Pharmaceutical Services, Inc.	2,013,276	0.2
122,350		Zoetis, Inc.	7,632,193	0.8
			156,130,225	16.4

		Industrials: 17.4%
21,100		Acuity Brands, Inc.	4,289,208	0.5
48,200		Alaska Air Group, Inc.	4,326,432	0.5
9,600		Allegiant Travel Co.	1,301,760	0.1
62,800		Allegion Public Ltd.	5,094,336	0.5
38,862		Ametek, Inc.	2,353,871	0.2
32,400	@	Avis Budget Group, Inc.	883,548	0.1
6,342		BWX Technologies, Inc.	309,173	0.0
30,100		CH Robinson Worldwide, Inc.	2,067,268	0.2
46,300	@	Colfax Corp.	1,822,831	0.2
15,900		Copa Holdings S.A.	1,860,300	0.2
89,000	@	Copart, Inc.	2,829,310	0.3
47,800		Donaldson Co., Inc.	2,176,812	0.2
50,087		Equifax, Inc.	6,882,956	0.7
37,200		Expeditors International Washington, Inc.	2,101,056	0.2
24,800		Fastenal Co.	1,079,544	0.1
38,900		Flowserve Corp.	1,806,127	0.2
41,800		Fortive Corp.	2,648,030	0.3

See Accompanying Notes to Financial Statements

49

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
84,875		Fortune Brands Home & Security, Inc.	5,537,245	0.6
49,600	@	Generac Holdings, Inc.	1,792,048	0.2
26,400	@	Genesee & Wyoming, Inc.	1,805,496	0.2
32,100		Graco, Inc.	3,507,888	0.4
23,100		Hubbell, Inc.	2,614,227	0.3
9,500		Huntington Ingalls Industries, Inc.	1,768,520	0.2
28,100		IDEX Corp.	3,175,581	0.3
93,453	@	IHS Markit Ltd.	4,115,670	0.4
30,300		JB Hunt Transport Services, Inc.	2,768,814	0.3
25,300		Kansas City Southern	2,647,645	0.3
99,600		KAR Auction Services, Inc.	4,180,212	0.4
17,700	@	Kirby Corp.	1,183,245	0.1
14,600		Landstar System, Inc.	1,249,760	0.1
20,900		Manpowergroup, Inc.	2,333,485	0.2
25,100	@	Middleby Corp.	3,049,901	0.3
89,400		Nielsen Holdings PLC	3,456,204	0.4
14,400		Nordson Corp.	1,747,008	0.2
29,000		Old Dominion Freight Line	2,761,960	0.3
28,300		Paccar, Inc.	1,868,932	0.2
61,300		Ritchie Bros Auctioneers, Inc.	1,761,762	0.2
37,100		Robert Half International, Inc.	1,778,203	0.2
55,300		Rockwell Collins, Inc.	5,810,924	0.6
92,210		Rollins, Inc.	3,753,869	0.4
18,300		Roper Technologies, Inc.	4,236,999	0.4
97,924		Schneider National, Inc.	2,190,560	0.2
81,900	@,L	Sensata Technologies Holdings N.V.	3,498,768	0.4
21,600		Snap-On, Inc.	3,412,800	0.4
22,300	@	Spirit Airlines, Inc.	1,151,795	0.1
28,200	@	Stericycle, Inc.	2,152,224	0.2
56,800		Textron, Inc.	2,675,280	0.3
40,700		Toro Co.	2,820,103	0.3
19,100		TransDigm Group, Inc.	5,135,417	0.5
99,700	@	TransUnion	4,318,007	0.5
51,241	@	United Continental Holdings, Inc.	3,855,885	0.4
12,100		Valmont Industries, Inc.	1,810,160	0.2
79,700	@	Verisk Analytics, Inc.	6,724,289	0.7
14,400	@	WABCO Holdings, Inc.	1,836,144	0.2
37,100	L	Wabtec Corp.	3,394,650	0.4
64,050		Waste Connections, Inc.	4,126,101	0.4
12,700		Watsco, Inc.	1,958,340	0.2
4,800		WW Grainger, Inc.	866,544	0.1
33,100		Xylem, Inc.	1,834,733	0.2
			166,499,960	17.4

		Information Technology: 22.5%
17,300		Alliance Data Systems Corp.	4,440,737	0.5
99,100		Amphenol Corp.	7,315,562	0.8
11,100	@	ANSYS, Inc.	1,350,648	0.1
151,179	@	Atlassian Corp. PLC	5,318,477	0.6
41,600	@	Autodesk, Inc.	4,194,112	0.4
96,800	@,L	Black Knight Financial Services, Inc.	3,963,960	0.4
73,700		Booz Allen Hamilton Holding Corp.	2,398,198	0.3
57,300	@	Cadence Design Systems, Inc.	1,918,977	0.2
25,100		Cognex Corp.	2,130,990	0.2
87,500	@	CoreLogic, Inc.	3,795,750	0.4
17,000	@	CoStar Group, Inc.	4,481,200	0.5
98,000		CSRA, Inc.	3,111,500	0.3
44,255	@	Dropbox, Inc. - Class A	360,678	0.1
19,495	@	Dropbox, Inc. - Class B	158,884	0.0
71,100	@	Electronic Arts, Inc.	7,516,692	0.8
18,600	@	Ellie Mae, Inc.	2,044,326	0.2
20,600	@	EPAM Systems, Inc.	1,732,254	0.2
22,500	@	F5 Networks, Inc.	2,858,850	0.3
74,900		Fidelity National Information Services, Inc.	6,396,460	0.7
73,500	@	Fiserv, Inc.	8,991,990	0.9
26,300	@	FleetCor Technologies, Inc.	3,792,723	0.4
48,000	@	Fortinet, Inc.	1,797,120	0.2
34,300	@	Gartner, Inc.	4,236,393	0.4
65,500		Genpact Ltd.	1,822,865	0.2
49,900		Global Payments, Inc.	4,506,968	0.5
58,700	@	Guidewire Software, Inc.	4,033,277	0.4
59,500		Harris Corp.	6,490,260	0.7
17,800	@	IAC/InterActiveCorp	1,837,672	0.2
46,100	@	Integrated Device Technology, Inc.	1,188,919	0.1
31,900		Intuit, Inc.	4,236,639	0.4
17,900	@	IPG Photonics Corp.	2,597,290	0.3
75,350	@	Keysight Technologies, Inc.	2,933,376	0.3
37,800		KLA-Tencor Corp.	3,459,078	0.4
110,148		Marvell Technology Group Ltd.	1,819,645	0.2
132,300	@,L	Match Group, Inc.	2,299,374	0.2
9,400		Mercadolibre, Inc.	2,358,272	0.3
57,900		Microchip Technology, Inc.	4,468,722	0.5
82,600	@	Microsemi Corp.	3,865,680	0.4
22,100		Motorola Solutions, Inc.	1,916,954	0.2
23,700	@	Palo Alto Networks, Inc.	3,171,297	0.3
37,500		Paychex, Inc.	2,135,250	0.2
30,700	@	Proofpoint, Inc.	2,665,681	0.3
73,800	@	Red Hat, Inc.	7,066,350	0.7
160,600		Sabre Corp.	3,496,262	0.4
64,400	@	ServiceNow, Inc.	6,826,400	0.7
11,100	@	Shopify, Inc.	964,590	0.1
48,500		Skyworks Solutions, Inc.	4,653,575	0.5
39,700	@,L	Snap, Inc.	705,469	0.1
53,800	@	Splunk, Inc.	3,060,682	0.3
94,900		SS&C Technologies Holdings, Inc.	3,645,109	0.4
30,500	@	Synopsys, Inc.	2,224,365	0.2
58,619	@	Tableau Software, Inc.	3,591,586	0.4
53,700	@	Trimble, Inc.	1,915,479	0.2
18,800	@	Tyler Technologies, Inc.	3,302,596	0.3
18,500	@,L	Ultimate Software Group, Inc.	3,886,110	0.4
105,000	@	Vantiv, Inc.	6,650,700	0.7
70,400	@,L	VeriSign, Inc.	6,544,384	0.7
20,999	@	WEX, Inc.	2,189,566	0.2
39,447	@	Workday, Inc.	3,826,359	0.4
50,300		Xilinx, Inc.	3,235,296	0.3
32,400	@	Zendesk, Inc.	900,072	0.1
54,200	@,L	Zillow Group, Inc. - Class A	2,647,128	0.3

See Accompanying Notes to Financial Statements

50

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
236,500	@	Zynga, Inc.	860,860	0.1
			214,306,638	22.5

		Materials: 5.3%
21,700		Air Products & Chemicals, Inc.	3,104,402	0.3
31,300		Ashland Global Holdings, Inc.	2,062,983	0.2
177,400		Ball Corp.	7,488,054	0.8
21,500		Carpenter Technology Corp.	804,745	0.1
29,300		Celanese Corp.	2,781,742	0.3
60,200		CF Industries Holdings, Inc.	1,683,192	0.2
12,200	L	Compass Minerals International, Inc.	796,660	0.1
28,700		Eagle Materials, Inc.	2,652,454	0.3
4,000		NewMarket Corp.	1,841,920	0.2
33,400		PolyOne Corp.	1,293,916	0.1
87,100		RPM International, Inc.	4,751,305	0.5
87,700		Sealed Air Corp.	3,925,452	0.4
11,100		Sherwin-Williams Co.	3,895,656	0.4
159,229		Valvoline, Inc.	3,776,912	0.4
64,900		Vulcan Materials Co.	8,221,532	0.9
76,600		Wheaton Precious Metals Corp.	1,523,574	0.1
			50,604,499	5.3

		Real Estate: 3.8%
36,200		American Campus Communities, Inc.	1,712,260	0.2
26,500		Crown Castle International Corp.	2,654,770	0.3
55,900		CubeSmart	1,343,836	0.1
12,115		Equinix, Inc.	5,199,274	0.6
14,300		Federal Realty Investment Trust	1,807,377	0.2
67,800		Iron Mountain, Inc.	2,329,608	0.3
25,800		Jones Lang LaSalle, Inc.	3,225,000	0.3
76,800	L	MGM Growth Properties LLC	2,241,792	0.2
63,350	@	SBA Communications Corp.	8,545,915	0.9
24,800		SL Green Realty Corp.	2,623,840	0.3
21,800		Taubman Centers, Inc.	1,298,190	0.1
272,815		VEREIT, Inc.	2,220,714	0.2
26,699	@	WeWork Companies, Inc., - Class A	1,383,275	0.1
			36,585,851	3.8

		Utilities: 0.5%
32,500		Atmos Energy Corp.	2,695,875	0.3
79,600		NiSource, Inc.	2,018,656	0.2
			4,714,531	0.5

	Total Common Stock
	(Cost $681,030,682)		940,275,565	98.6

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 0.1%
8,859	@	Flipkart Online Services Pvt. Ltd., - Series G	1,060,954	0.1

		Information Technology: 0.7%
32,391	@	AirBNB, Inc. - Series D	3,401,055	0.4
3,719	@	AirBNB, Inc. - Series E	390,495	0.0
24,209	@	Dropbox, Inc. - Series A	197,304	0.0
118,921	@	Dropbox, Inc. - Series A-1	969,206	0.1
353,970	@	Tanium, Inc.- Series G	1,757,213	0.2
			6,715,273	0.7

		Real Estate: 0.6%
44,396	@	WeWork Companies, Inc. - Series D-1	2,300,157	0.3
34,882	@	WeWork Companies, Inc. - Series D-2	1,807,236	0.2
24,709	@	WeWork Companies, Inc. - Series E	1,280,173	0.1
			5,387,566	0.6

	Total Preferred Stock
	(Cost $7,911,058)		13,163,793	1.4

	Total Long-Term Investments
	(Cost $688,941,740)		953,439,358	100.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Securities Lending Collateralcc: 4.2%
1,287,307	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,287,424, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,313,053, due 07/28/17-09/09/49)	1,287,307	0.1
9,530,214	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $9,531,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $9,720,818, due 07/15/17-05/20/67)	9,530,214	1.0
9,530,214	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $9,531,115, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $9,720,818, due 07/13/17-12/01/51)	9,530,214	1.0

See Accompanying Notes to Financial Statements

51

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,566,935	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,567,072, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,598,276, due 07/15/17-01/15/37)	1,566,935	0.2
769,609	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $769,688, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $785,005, due 07/07/17-01/15/30)	769,609	0.1
7,911,324	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $7,912,059, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,069,551, due 07/10/17-06/20/67)	7,911,324	0.8
9,530,200	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $9,531,218, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,720,776, due 01/15/19-02/15/46)	9,530,200	1.0
		40,125,803	4.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
351,000	T. Rowe Price Reserve Investment Fund, 1.000%††
	(Cost $351,000)	351,000	0.0

	Total Short-Term Investments
	(Cost $40,476,803)	40,476,803	4.2

	Total Investments in Securities (Cost $729,418,543)	$993,916,161	104.2
	Liabilities in Excess of Other Assets	(39,613,187)	(4.2)
	Net Assets	$954,302,974	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $733,512,661.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$282,539,801
Gross Unrealized Depreciation	(22,136,301)

Net Unrealized Appreciation	$260,403,500

See Accompanying Notes to Financial Statements

52

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.1%
		Consumer Discretionary: 19.4%
55,742	@,L	Altice USA, Inc.	1,800,467	0.1
100,869	@	Amazon.com, Inc.	97,641,192	5.9
27,051	@	Autozone, Inc.	15,431,513	0.9
107,500	@	Ctrip.com International Ltd. ADR	5,789,950	0.3
88,100		Delphi Automotive PLC	7,721,965	0.5
125,100		Dollar General Corp.	9,018,459	0.5
144,520		Ferrari NV	12,431,610	0.8
3,088	@	Flipkart Online Services Pvt. Ltd.	272,095	0.0
87,800		Home Depot, Inc.	13,468,520	0.8
172,068		L Brands, Inc.	9,272,745	0.6
89,200		Lowe's Cos, Inc.	6,915,676	0.4
83,758		Marriott International, Inc.	8,401,765	0.5
95,260		MGM Resorts International	2,980,685	0.2
65,256	@	O'Reilly Automotive, Inc.	14,274,097	0.9
30,059	@	Priceline.com, Inc.	56,225,961	3.4
30,342		Restaurant Brands International, Inc.	1,897,589	0.1
46,400		Ross Stores, Inc.	2,678,672	0.2
343,700		Starbucks Corp.	20,041,147	1.2
46,204	@,L	Tesla, Inc.	16,707,828	1.0
76,728		Tractor Supply Co.	4,159,425	0.3
172,000		Yum! Brands, Inc.	12,686,720	0.8
			319,818,081	19.4

		Consumer Staples: 2.9%
155,066		Mondelez International, Inc.	6,697,301	0.4
258,200		Philip Morris International, Inc.	30,325,590	1.8
142,887		Walgreens Boots Alliance, Inc.	11,189,481	0.7
			48,212,372	2.9

		Financials: 5.8%
235,500		Charles Schwab Corp.	10,117,080	0.6
107,800		First Republic Bank	10,790,780	0.7
276,600		Intercontinental Exchange, Inc.	18,233,472	1.1
166,300		JPMorgan Chase & Co.	15,199,820	0.9
459,700		Morgan Stanley	20,484,232	1.2
107,200		State Street Corp.	9,619,056	0.6
265,676		TD Ameritrade Holding Corp.	11,421,411	0.7
			95,865,851	5.8

		Health Care: 16.4%
81,369		Aetna, Inc.	12,354,255	0.8
182,250	@	Alexion Pharmaceuticals, Inc.	22,174,358	1.4
40,400		Anthem, Inc.	7,600,452	0.5
96,477		Becton Dickinson & Co.	18,823,627	1.1
68,548	@	Biogen, Inc.	18,601,185	1.1
65,516	@	Celgene Corp.	8,508,563	0.5
74,126	@	Centene Corp.	5,921,185	0.4
87,195		Cigna Corp.	14,595,571	0.9
147,200		Danaher Corp.	12,422,208	0.8
178,500	@	HCA Healthcare, Inc.	15,565,200	0.9
63,415		Humana, Inc.	15,258,917	0.9
27,100	@	Intuitive Surgical, Inc.	25,348,527	1.5
199,700		Merck & Co., Inc.	12,798,773	0.8
157,000		Stryker Corp.	21,788,460	1.3
151,900		UnitedHealth Group, Inc.	28,165,298	1.7
154,733	@	Vertex Pharmaceuticals, Inc.	19,940,442	1.2
151,900		Zoetis, Inc.	9,475,522	0.6
			269,342,543	16.4

		Industrials: 8.6%
90,365		Acuity Brands, Inc.	18,369,397	1.1
389,700		American Airlines Group, Inc.	19,609,704	1.2
129,200		Boeing Co.	25,549,300	1.5
84,400		Equifax, Inc.	11,598,248	0.7
95,150		Fortive Corp.	6,027,752	0.4
115,661		Fortune Brands Home & Security, Inc.	7,545,724	0.5
126,000		Honeywell International, Inc.	16,794,540	1.0
86,100		Illinois Tool Works, Inc.	12,333,825	0.7
74,832		Roper Technologies, Inc.	17,325,853	1.1
68,083	L	Wabtec Corp.	6,229,595	0.4
			141,383,938	8.6

		Information Technology: 36.6%
283,164	@	Alibaba Group Holding Ltd. ADR	39,897,808	2.4
54,550	@	Alphabet, Inc. - Class A	50,714,044	3.1
46,671	@	Alphabet, Inc. - Class C	42,411,338	2.6
587,779		Apple, Inc.	84,651,931	5.1
26,200	L	ASML Holding NV-NY REG	3,414,122	0.2
143,343	@	Dropbox, Inc. - Class A	1,168,246	0.1
132,800	@	Electronic Arts, Inc.	14,039,616	0.9
394,669	@	Facebook, Inc.	59,587,126	3.6
135,402		Fidelity National Information Services, Inc.	11,563,331	0.7
106,128	@	Fiserv, Inc.	12,983,699	0.8
126,600		Intuit, Inc.	16,813,746	1.0
222,300		Mastercard, Inc. - Class A	26,998,335	1.6
20,500		Mercadolibre, Inc.	5,143,040	0.3
739,300		Microsoft Corp.	50,959,949	3.1
41,000		Nvidia Corp.	5,926,960	0.4
836,200	@	PayPal Holdings, Inc.	44,878,854	2.7
261,764	@	Salesforce.com, Inc.	22,668,762	1.4
119,095	@	ServiceNow, Inc.	12,624,070	0.8
385,897	@,L	Snap, Inc.	6,857,390	0.4
78,840	@	Snap, Inc., Class A	1,372,967	0.1
78,840	@	Snap, Inc., Class B	1,372,967	0.1
502,700		Tencent Holdings Ltd.	18,034,343	1.1
27,678	@,L	VeriSign, Inc.	2,572,947	0.2
456,500		Visa, Inc. - Class A	42,810,570	2.6
75,600	@	Workday, Inc.	7,333,200	0.4
233,961		Xilinx, Inc.	15,048,371	0.9
			601,847,732	36.6

		Real Estate: 2.8%
185,600		American Tower Corp.	24,558,592	1.5

See Accompanying Notes to Financial Statements

53

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
126,412		Crown Castle International Corp.	12,663,954	0.8
18,338		Equinix, Inc.	7,869,936	0.5
5,062	@	WeWork Companies, Inc., - Class A	262,262	0.0
			45,354,744	2.8

		Telecommunication Services: 0.7%
199,300	@	T-Mobile US, Inc.	12,081,566	0.7

		Utilities: 0.9%
102,600		NextEra Energy, Inc.	14,377,338	0.9

	Total Common Stock
	(Cost $1,148,171,325)		1,548,284,165	94.1

PREFERRED STOCK: 1.4%
		Consumer Discretionary: 0.3%
1,054	@	Flipkart Online Services Pvt. Ltd., - Series A	92,872	0.0
1,862	@	Flipkart Online Services Pvt. Ltd., - Series C	164,067	0.0
3,462	@	Flipkart Online Services Pvt. Ltd., - Series E	305,049	0.1
16,556	@	Flipkart Online Services Pvt. Ltd., - Series G	1,982,747	0.1
14,029	@	Flipkart Online Services Pvt. Ltd., - Series H	1,995,485	0.1
			4,540,220	0.3

		Information Technology: 1.0%
59,241	@	AirBNB, Inc. - Series D	6,220,305	0.4
16,058	@	AirBNB, Inc. - Series E	1,686,090	0.1
93,459	@	Magic Leap, Inc., - Series C	2,152,641	0.1
73,385	@	Uber Technologies, Inc. - Series G	3,135,741	0.2
68,026	@	Xiaoju Kuaizhi, Inc., Series A-17	3,464,707	0.2
			16,659,484	1.0

		Real Estate: 0.1%
45,554	@	WeWork Companies, Inc. - Series E	2,360,153	0.1

	Total Preferred Stock
	(Cost $17,707,847)		23,559,857	1.4

	Total Long-Term Investments
	(Cost $1,165,879,172)		1,571,844,022	95.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Securities Lending Collateralcc: 2.1%
1,089,131	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $1,089,230, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,110,914, due 07/28/17-09/09/49)	1,089,131	0.1
8,063,061	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,063,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,224,322, due 07/15/17-05/20/67)	8,063,061	0.5
8,063,061	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $8,063,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,224,322, due 07/13/17-12/01/51)	8,063,061	0.5
1,325,712	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $1,325,828, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,352,228, due 07/15/17-01/15/37)	1,325,712	0.1

See Accompanying Notes to Financial Statements

54

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
651,131	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $651,198, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $664,157, due 07/07/17-01/15/30)	651,131	0.0
6,693,441	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $6,694,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,827,310, due 07/10/17-06/20/67)	6,693,441	0.4
8,063,100	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $8,063,962, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,224,339, due 01/15/19-02/15/46)	8,063,100	0.5
		33,948,637	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.4%
72,298,189	T. Rowe Price Reserve Investment Fund, 1.000%††
	(Cost $72,298,189)	72,298,189	4.4

	Total Short-Term Investments
	(Cost $106,246,826)	106,246,826	6.5

	Total Investments in Securities (Cost $1,272,125,998)	$1,678,090,848	102.0
	Liabilities in Excess of Other Assets	(33,065,132)	(2.0)
	Net Assets	$1,645,025,716	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $1,274,916,042.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$417,641,800
Gross Unrealized Depreciation	(14,466,994)

Net Unrealized Appreciation	$403,174,806

See Accompanying Notes to Financial Statements

55

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Canada: 1.8%
509,310		Alamos Gold, Inc.	3,656,846	0.6
414,500	@	Husky Energy, Inc.	4,704,997	0.7
167,500		Wheaton Precious Metals Corp.	3,327,267	0.5
			11,689,110	1.8

		China: 6.2%
36,110	@	Baidu, Inc. ADR	6,458,634	1.0
2,585,000		China Life Insurance Co., Ltd.	7,899,907	1.2
670,500		China Mobile Ltd.	7,108,509	1.1
21,246,000		China Telecom Corp., Ltd.	10,088,944	1.5
3,094,000		Kunlun Energy Co. Ltd.	2,623,022	0.4
1,368,800		Sinopharm Group Co.	6,184,118	1.0
			40,363,134	6.2

		France: 10.6%
306,996		AXA S.A.	8,406,596	1.3
195,968		BNP Paribas	14,108,300	2.1
145,199		Cie de Saint-Gobain	7,754,376	1.2
57,514		Cie Generale des Etablissements Michelin	7,654,788	1.2
499,790		Credit Agricole SA	8,050,812	1.2
115,691		Sanofi	11,085,531	1.7
171,714		Total S.A.	8,525,106	1.3
141,860	@	Zodiac Aerospace	3,854,117	0.6
			69,439,626	10.6

		Germany: 11.0%
95,421		Bayer AG	12,367,559	1.9
66,865		HeidelbergCement AG	6,481,830	1.0
391,745		Infineon Technologies AG	8,320,906	1.3
187,470	#	Innogy SE	7,378,174	1.1
123,760		Lanxess	9,386,007	1.4
83,268		Merck KGaA	10,075,342	1.6
42,620	@,L	Morphosys AG	3,024,986	0.5
52,426		SAP SE	5,487,512	0.8
65,920		Siemens AG	9,067,576	1.4
			71,589,892	11.0

		Hong Kong: 3.0%
973,900		AIA Group Ltd.	7,125,404	1.1
485,640		Cheung Kong Property Holdings Ltd.	3,800,270	0.6
228,400		CK Hutchison Holdings Ltd. ADR	2,860,710	0.4
485,640		CK Hutchison Holdings Ltd.	6,094,561	0.9
			19,880,945	3.0

		India: 1.6%
413,798		Housing Development Finance Corp.	10,334,199	1.6

		Israel: 1.5%
301,899		Teva Pharmaceutical Industries Ltd. ADR	10,029,085	1.5

		Italy: 1.4%
626,264		ENI S.p.A.	9,411,437	1.4

		Japan: 11.4%
1,510,000	@	IHI Corp.	5,160,250	0.8
522,200		Inpex Corp.	5,042,083	0.8
851,600		Konica Minolta, Inc.	7,104,776	1.1
679,700		Nissan Motor Co., Ltd.	6,786,759	1.0
190,100		Omron Corp.	8,274,939	1.3
646,600		Panasonic Corp.	8,810,094	1.4
154,100		SoftBank Group Corp.	12,526,811	1.9
431,000		Sumitomo Metal Mining Co., Ltd.	5,760,782	0.9
202,900		Sumitomo Rubber Industries, Inc.	3,436,217	0.5
240,400		Suntory Beverage & Food Ltd.	11,173,990	1.7
			74,076,701	11.4

		Luxembourg: 0.5%
139,100	@	SES S.A. - Luxembourg	3,258,690	0.5

		Netherlands: 5.3%
93,348		Akzo Nobel NV	8,118,363	1.3
145,314		QIAGEN NV	4,835,150	0.7
588,596		Royal Dutch Shell PLC - Class B	15,801,771	2.4
374,301		SBM Offshore NV	5,995,810	0.9
			34,751,094	5.3

		Norway: 1.9%
573,623		Telenor ASA	9,516,544	1.4
82,650		Yara International ASA	3,107,828	0.5
			12,624,372	1.9

		Portugal: 1.1%
474,200		Galp Energia SGPS SA	7,185,930	1.1

		Singapore: 3.7%
613,082		DBS Group Holdings Ltd.	9,227,361	1.4
3,077,400		Singapore Telecommunications Ltd.	8,690,826	1.3
362,500		United Overseas Bank Ltd.	6,085,882	1.0
			24,004,069	3.7

		South Korea: 7.3%
171,216		Hana Financial Group, Inc.	6,761,749	1.0
35,481		Hyundai Mobis Co. Ltd.	7,756,566	1.2
217,880		KB Financial Group, Inc. ADR	11,000,761	1.7
21,021	@	Samsung Electronics Co., Ltd. GDR	21,793,872	3.4
			47,312,948	7.3

		Spain: 1.0%
634,810		Telefonica S.A.	6,571,323	1.0

		Sweden: 0.9%
282,620		Getinge AB	5,535,469	0.9

		Switzerland: 5.5%
129,288		ABB Ltd.	3,209,072	0.5
82,527		Novartis AG	6,893,200	1.0
49,166		Roche Holding AG	12,562,647	1.9

See Accompanying Notes to Financial Statements

56

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
54,685		Swiss Re Ltd.	5,011,485	0.8
492,410		UBS Group AG	8,373,869	1.3
			36,050,273	5.5

		Taiwan: 1.2%
1,099,251		Taiwan Semiconductor Manufacturing Co., Ltd.	7,510,317	1.2

		Thailand: 1.2%
1,298,000		Bangkok Bank PCL - Foreign Reg	7,522,057	1.2

		United Kingdom: 19.6%
1,136,625		Aviva PLC	7,796,573	1.2
1,403,493		BAE Systems PLC	11,586,286	1.8
2,978,460		Barclays PLC	7,877,390	1.2
2,776,524		BP PLC	16,026,660	2.5
609,930		Sky PLC	7,899,327	1.2
2,540,634		Cobham PLC	4,288,548	0.6
217,734		CRH PLC - London	7,751,044	1.2
315,426		GlaxoSmithKline PLC	6,714,590	1.0
1,537,600		HSBC Holdings PLC (HKD)	14,284,905	2.2
164,170		Johnson Matthey PLC	6,144,361	0.9
1,514,234		Kingfisher PLC	5,931,159	0.9
113,520	@,L	LivaNova PLC	6,948,559	1.1
318,960		Rolls-Royce Holdings PLC	3,699,516	0.6
1,057,911	@	Standard Chartered PLC	10,714,800	1.6
3,653,591		Vodafone Group PLC	10,376,083	1.6
			128,039,801	19.6

		United States: 0.5%
352,000		Tahoe Resources, Inc.	3,034,670	0.5

		Total Common Stock
		(Cost $508,909,834)	640,215,142	98.2

PREFERRED STOCK: 0.0%
		United Kingdom: 0.0%
4,544,000	@	Rolls-Royce Holdings PLC - C Shares	5,918	0.0

		Total Preferred Stock
		(Cost $5,865)	5,918	0.0

		Total Long-Term Investments
		(Cost $508,915,699)	640,221,060	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	U.S. Government Agency Obligations: 1.7%
11,000,000	Federal Home Loan Bank Discount Notes, 0.433%, 07/03/17
	(Cost $10,999,603)	11,000,001	1.7

	Securities Lending Collateralcc: 1.2%
241,894	BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.11%, due 07/03/17 (Repurchase Amount $241,916, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $246,732, due 07/28/17-09/09/49)	241,894	0.0
1,790,797	Cantor Fitzgerald, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,790,966, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,826,613, due 07/15/17-05/20/67)	1,790,797	0.3
1,790,797	Daiwa Capital Markets, Repurchase Agreement dated 06/30/17, 1.15%, due 07/03/17 (Repurchase Amount $1,790,966, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,826,613, due 07/13/17-12/01/51)	1,790,797	0.3
294,439	HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $294,465, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $300,328, due 07/15/17-01/15/37)	294,439	0.1

See Accompanying Notes to Financial Statements

57

VY® Templeton Foreign Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
144,615	Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.25%, due 07/03/17 (Repurchase Amount $144,630, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $147,508, due 07/07/17-01/15/30)	144,615	0.0
1,486,596	Nomura Securities, Repurchase Agreement dated 06/30/17, 1.13%, due 07/03/17 (Repurchase Amount $1,486,734, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,516,328, due 07/10/17-06/20/67)	1,486,596	0.2
1,790,800	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/17, 1.30%, due 07/03/17 (Repurchase Amount $1,790,991, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,826,611, due 01/15/19-02/15/46)	1,790,800	0.3
		7,539,938	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
204,287	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $204,287)	204,287	0.0

	Total Short-Term Investments
	(Cost $18,743,828)	18,744,225	2.9

	Total Investments in Securities (Cost $527,659,527)	$658,965,286	101.1
	Liabilities in Excess of Other Assets	(6,861,268)	(1.1)
	Net Assets	$652,104,018	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.

Cost for federal income tax purposes is $530,254,267.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$166,873,289
Gross Unrealized Depreciation	(38,162,270)

Net Unrealized Appreciation	$128,711,019

See Accompanying Notes to Financial Statements

58

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 6, 2017